Putnam
Variable
Trust

SEMIANNUAL REPORT
June 30, 1999

* Putnam VT Asia Pacific Growth Fund
* Putnam VT Diversified Income Fund
* Putnam VT The George Putnam Fund of Boston
* Putnam VT Global Asset Allocation Fund
* Putnam VT Global Growth Fund
* Putnam VT Growth and Income Fund
* Putnam VT Health Sciences Fund
* Putnam VT High Yield Fund
* Putnam VT Income Fund+
* Putnam VT International Growth Fund
* Putnam VT International Growth and Income Fund
* Putnam VT International New Opportunities Fund
* Putnam VT Investors Fund
* Putnam VT Money Market Fund
* Putnam VT New Opportunities Fund
* Putnam VT New Value Fund
* Putnam VT OTC & Emerging Growth Fund
* Putnam VT Research Fund
* Putnam VT Small Cap Value Fund
* Putnam VT Utilities Growth and Income Fund
* Putnam VT Vista Fund
* Putnam VT Voyager Fund

+ Formerly Putnam VT U.S. Government and High Quality Bond Fund

A series of mutual fund portfolios for variable insurance investors

[LOGO: BOSTON * LONDON * TOKYO]


To the shareholders of Putnam Variable Trust

During the semiannual period that ended on June 30, 1999, many of the world's economies showed signs of renewed strength, especially some of the Asian and Latin American countries hit hardest in last fall's global financial crisis. Many equity markets rebounded, although not without bouts of volatility and significant changes in market leadership. Among fixed-income markets, resurgent growth brought concerns about inflation to some and outperformance to others. As is often the case, however, the volatility brought opportunity which Putnam Investments' portfolio managers and analysts sought to exploit in an effort to maximize the performance of each portfolio.

EQUITIES

* United States U.S. equities surged to new highs over the past six months, as the Dow Jones Industrial Average reached 11,000 in May for the first time. After that peak, the market dropped more than 450 points by the end of May. Concern over the prospect of a Federal Reserve Board interest-rate increase contributed to the decline; a single quarter-point increase came -- on the final day of the period. The stock market had performed well up until that point, and in April stronger-than-anticipated U.S. economic data and stabilizing international economies precipitated a change in market leadership from large-capitalization growth to cyclical, value-oriented stocks.

* Europe Despite a smooth launch for the new euro, European stock markets got off to a disappointing start in 1999 after a superb 1998. Equity markets rebounded in February, but a strong U.S. dollar against the euro more than offset any local currency gains. Most stock markets underperformed for the period. Technology, telecommunications, consumer products, and basic materials were the top-performing sectors, while health care lagged. European markets appear poised for a rebound, since both the European Central Bank and the Bank of England have been in an easing pattern, creating a bullish environment for stocks.

* Pacific Rim Asian economies continued to benefit from a sharp interest rate decline late last year, and many equity markets staged rallies. Like their U.S. counterparts, Asian equities experienced a shift from growth to value. The Japanese market rallied quite strongly, as corporate restructuring and an increased attention to shareholder value revitalized investor interest. South Korea, Singapore, and Taiwan stock markets also performed well. We believe the Japanese rally will be short-lived, but prospects for other Asian markets appear more positive, based on compelling stock values and more favorable outlooks for economic growth.

FIXED INCOME

* United States Fall's flight to quality reversed itself in 1999 as signs of sustained U.S. economic strength and expanding global growth concerned inflation-wary bond investors who pushed yields higher on virtually all investment-grade bonds over the period. The Fed's announcement of an intention to raise short-term rates fueled rising yields, but its modest increase on June 30, 1999, and return to a neutral stance heartened bond investors and rates dropped back slightly by the period's end. Mortgage-backed, asset-backed, corporate, and high-yield bonds all outperformed Treasuries for the period. Continued U.S. economic strength may prompt additional interest-rate increases, but the market appears to have discounted this prospect. We believe the outlook for U.S. fixed-income securities remains positive.

* Global The accelerating pace of global economic growth was bad news for bond markets worldwide during the second half of the semiannual period. Concern that interest rates would be raised (or the easing of rates curtailed) by central banks to head off inflation drove yields higher. European markets were the worst performers, since investors there had not built expectations of rate increases into bond prices to the same degree as in the U.S. market. Japan's market fluctuated widely, although on balance it did not decline as much as others. Emerging markets were at first depressed by the U.S. Federal Reserve Board's announcement of an intention to raise short-term rates. However, after the Fed's modest increase and return to a neutral stance, emerging markets rallied to deliver excellent returns for the period.

* High Yield The second quarter of 1999 marked the third consecutive quarter in which high-yield bonds outpaced all other sectors in the U.S. fixed-income universe. The booming economy continued to provide a favorable backdrop for high-yield issues, which tend to be influenced as much by the financial health of issuers as by interest-rate movements. Despite the high-yield market's overall strength, the default rate has been rising as a few overleveraged issuers in commodity-related industries, particularly energy, succumb to cash-flow pressures brought on by tightened lending standards in the wake of last fall's global financial crisis. The telecommunications sector outperformed, while health care and energy sectors lagged. At the end of the period, our view was that the high-yield market was fairly priced and continued to offer performance opportunities.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice and are subject to change.


PERFORMANCE SUMMARY
-----------------------------------------------------------------------------------------------------
Total return at net asset value (as of 6/30/99)
                                                                              Five years
Putnam VT -- Class IA shares            6 months        1 year        Cumulative      Annualized
-----------------------------------------------------------------------------------------------------
Asia Pacific Growth Fund                 30.85%         40.65%              --%           --%
 .....................................................................................................
Diversified Income Fund                   0.23          -3.90            37.45          6.57
 .....................................................................................................
The George Putnam Fund of Boston          6.00          10.25               --            --
 .....................................................................................................
Global Asset Allocation Fund              3.79           6.60           106.50         15.61
 .....................................................................................................
Global Growth Fund                        7.86          15.85           120.11         17.09
 .....................................................................................................
Growth and Income Fund                   10.61          16.14           170.08         21.98
 .....................................................................................................
Health Sciences Fund                     -6.86           1.29               --            --
 .....................................................................................................
High Yield Fund                           3.92          -6.19            49.83          8.42
 .....................................................................................................
Income Fund1                             -2.07           1.71            43.48          7.49
 .....................................................................................................
International Growth Fund                12.35          11.34               --            --
 .....................................................................................................
International Growth and Income Fund     13.48           9.35               --            --
 .....................................................................................................
International New Opportunities Fund     19.54          18.82               --            --
 .....................................................................................................
Investors Fund                            9.79          20.94               --            --
 .....................................................................................................
Money Market Fund                         2.29           4.91            28.24          5.10
 .....................................................................................................
New Opportunities Fund                   12.41          17.98           216.69         25.93
 .....................................................................................................
New Value Fund                           14.39          17.10               --            --
 .....................................................................................................
OTC & Emerging Growth Fund               18.14          16.57               --            --
 .....................................................................................................
Research Fund                            12.20             --               --            --
 .....................................................................................................
Small Cap Value                             --             --               --            --
 .....................................................................................................
Utilities Growth and Income Fund          3.26          14.12           132.85         18.42
 .....................................................................................................
Vista Fund                               12.77          15.28               --            --
 .....................................................................................................
Voyager Fund                             14.54          21.68           217.89         26.02
-----------------------------------------------------------------------------------------------------




PERFORMANCE SUMMARY (continued)
---------------------------------------------------------------------------------------------------------------
Total return at net asset value (as of 6/30/99)
                                                   10 years                              Life
Putnam VT -- Class IA shares              Cumulative      Annualized            Cumulative      Annualized
---------------------------------------------------------------------------------------------------------------
Asia Pacific Growth Fund                        --%             --%            17.81% ++++         4.02%
 ...............................................................................................................
Diversified Income Fund                         --              --             34.80 +++           5.29
 ...............................................................................................................
The George Putnam Fund of Boston                --              --              9.92 ++++++        8.42
 ...............................................................................................................
Global Asset Allocation Fund                225.51           12.53            265.68 *            12.03
 ...............................................................................................................
Global Growth Fund                              --              --            203.66 +            12.89
 ...............................................................................................................
Growth and Income Fund                      338.53           15.93            487.42 *            16.79
 ...............................................................................................................
Health Sciences Fund                            --              --              2.00 ++++++        1.71
 ...............................................................................................................
High Yield Fund                             153.81            9.76            187.37 *             9.69
 ...............................................................................................................
Income Fund1                                116.72            8.04            142.98 *             8.09
 ...............................................................................................................
International Growth Fund                       --              --             54.86 +++++        19.20
 ...............................................................................................................
International Growth and Income Fund            --              --             50.81 +++++        17.94
 ...............................................................................................................
International New Opportunities Fund            --              --             38.02 +++++        13.82
 ...............................................................................................................
Investors Fund                                  --              --             28.08 ++++++       23.55
 ...............................................................................................................
Money Market Fund                            65.15            5.14             82.82 *             5.43
 ...............................................................................................................
New Opportunities Fund                          --              --            197.68 **           23.54
 ...............................................................................................................
New Value Fund                                  --              --             42.93 +++++        15.43
 ...............................................................................................................
OTC & Emerging Growth Fund                      --              --             19.25 ++++++       16.24
 ...............................................................................................................
Research Fund                                   --              --             34.09 ***             --
 ...............................................................................................................
Small Cap Value                                 --              --              9.90 ++++++++        --
 ...............................................................................................................
Utilities Growth and Income Fund                --              --            158.57 ++           14.19
 ...............................................................................................................
Vista Fund                                      --              --             66.02 +++++        22.58
 ...............................................................................................................
Voyager Fund                                502.58           19.67            639.73 *            19.17
---------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
                                                                            Five years
Putnam VT -- Class IB shares            6 months        1 year        Cumulative      Annualized
-----------------------------------------------------------------------------------------------------
Asia Pacific Growth Fund                 30.61%         40.39%              --%           --%
 .....................................................................................................
Diversified Income Fund                   0.21          -4.10            36.32          6.39
 .....................................................................................................
The George Putnam Fund of Boston          6.00          10.24               --            --
 .....................................................................................................
Global Asset Allocation Fund              3.71           6.58           105.35         15.48
 .....................................................................................................
Global Growth Fund                        7.69          15.67           118.45         16.91
 .....................................................................................................
Growth and Income Fund                   10.53          15.97           168.21         21.81
 .....................................................................................................
Health Sciences Fund                     -6.77           1.28               --            --
 .....................................................................................................
High Yield Fund                           3.90          -6.20            48.89          8.29
 .....................................................................................................
Income Fund1                             -2.08           1.69            42.62          7.36
 .....................................................................................................
International Growth Fund                12.29          11.12               --            --
 .....................................................................................................
International Growth and Income Fund     13.48           9.32               --            --
 .....................................................................................................
International New Opportunities Fund     19.52          18.69               --            --
 .....................................................................................................
Investors Fund                            9.79          20.82               --            --
 .....................................................................................................
Money Market Fund                         2.20           4.76            26.80          4.86
 .....................................................................................................
New Opportunities Fund                   12.30          17.77           214.49         25.75
 .....................................................................................................
New Value Fund                           14.39          16.99               --            --
 .....................................................................................................
OTC & Emerging Growth Fund               18.25          16.55               --            --
 .....................................................................................................
Research Fund                            12.31             --               --            --
 .....................................................................................................
Small Cap Value Fund                        --             --               --            --
 .....................................................................................................
Utilities Growth and Income Fund          3.25          14.10           131.50         18.28
 .....................................................................................................
Vista Fund                               12.63          15.21               --            --
 .....................................................................................................
Voyager Fund                             14.46          21.50           215.66         25.85
-----------------------------------------------------------------------------------------------------

                                                   10 years                              Life
Putnam VT -- Class IB shares              Cumulative      Annualized            Cumulative      Annualized
---------------------------------------------------------------------------------------------------------------
Asia Pacific Growth Fund                        --%             --%            17.12% ++++++       3.87%
 ...............................................................................................................
Diversified Income Fund                         --              --             33.57 +++++++       5.13
 ...............................................................................................................
The George Putnam Fund of Boston                --              --              9.91 ++++++        8.41
 ...............................................................................................................
Global Asset Allocation Fund                221.31           12.38            260.20 ++++++       11.89
 ...............................................................................................................
Global Growth Fund                              --              --            199.59 ++++++       12.73
 ...............................................................................................................
Growth and Income Fund                      332.28           15.76            477.92 +++++++      16.62
 ...............................................................................................................
Health Sciences Fund                            --              --              1.99 ++++++        1.70
 ...............................................................................................................
High Yield Fund                             150.53            9.62            183.07 ++++++        9.55
 ...............................................................................................................
Income Fund1                                113.88            7.90            139.31 ++++++        7.95
 ...............................................................................................................
International Growth Fund                       --              --             54.25 ++++++       19.01
 ...............................................................................................................
International Growth and Income Fund            --              --             50.48 +++++++      17.84
 ...............................................................................................................
International New Opportunities Fund            --              --             37.60 ++++++       13.68
 ...............................................................................................................
Investors Fund                                  --              --             27.95 ++++++       23.45
 ...............................................................................................................
Money Market Fund                            63.25            5.02             80.69 ++++++        5.32
 ...............................................................................................................
New Opportunities Fund                          --              --            195.43 ++++++       23.36
 ...............................................................................................................
New Value Fund                                  --              --             42.51 ++++++       15.29
 ...............................................................................................................
OTC & Emerging Growth Fund                      --              --             19.23 ++++++       16.22
 ...............................................................................................................
Research Fund                                   --              --             33.86 ***             --
 ...............................................................................................................
Small Cap Value Fund                            --              --              9.90 ++++++++        --
 ...............................................................................................................
Utilities Growth and Income Fund                --              --            156.19 ++++++       14.04
 ...............................................................................................................
Vista Fund                                      --              --             65.58 ++++++       22.45
 ...............................................................................................................
Voyager Fund                                493.87           19.50            627.67 ++++++       19.00
-----------------------------------------------------------------------------------------------------------------------------------

         Past performance is not indicative of future results. All total return figures are at net asset value. The charges and expenses at the insurance company separate account level are not reflected. Returns for class 1B shares for periods prior to their inception are derived from the historical performance of class 1A shares, adjusted to reflect the applicable contingent deferred sales charges (CDSC) and the higher operating expenses applicable to such shares.

       1 Formerly U.S. Government and High Quality Bond Fund.

       * Commencement of operations:  February 1, 1988.

       + Commencement of operations:  May 1, 1990.

      ++ Commencement of operations:  May 4, 1992. The fund's inception date was May 1, 1992.

     +++ Commencement of operations: September 15, 1993. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

      ** Commencement of operations: May 2, 1994.

    ++++ Commencement of operations: May 1, 1995. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

   +++++ Commencement of operations: January 2, 1997. Expense limitations were in effect for these funds during the period;
         without the limitation, total return would have been lower.

  ++++++ Commencement of operations:  April 30, 1998. Expense limitations were in effect for The George Putnam Fund of Boston,
         Health Sciences Fund, Investors Fund, and OTC and Emerging Growth Fund during the period; without the limitation, total return would have been lower.

     *** Commencement of  operations: September 30, 1998. The short-term results of a relatively new fund, such as these funds, are not necessarily indicative of their long-term prospects. Expense limitations were in effect for this fund during the period; without the limitation, total return would have been lower.

 +++++++ Commencement of operations: April 6, 1998.

++++++++ Commencement of operations: April 30, 1999. The short-term results of a relatively new fund, such as this fund, are not necessarily indicative of its long-term prospects.


Putnam VT Asia Pacific Growth Fund

Over the first half of 1999, many Asian economies began to turn around and Asian stocks embarked on a full-fledged rebound. Putnam VT Asia Pacific Growth Fund participated in this recovery and also benefited from the restructuring efforts of Japanese companies. For the six months ended June 30, 1999, the fund's class IA and class IB shares posted otal returns of 30.85% and 30.61%, respectively, at net asset value.

One of the most significant developments over the period was our increase in the fund's weighting in Japanese stocks. Japanese companies are finally beginning to increase restructuring efforts, focus on return on equity and profitability, and attempt to add some value for shareholders. Combined with increased merger and acquisition activity, this restructuring is creating attractive investment opportunities.

Although corporate restructuring plans are a positive development for investors, Japan's macroeconomic future remains bleak. Despite government efforts to recapitalize the banks, most economic indicators point to a continued downturn in the economy. If anything, corporate restructuring will only serve to exacerbate Japan's growing unemployment rate and lackluster consumer demand.

South Korea has been one of the few Asian markets to show both an astounding rebound in its stock market and significant evidence of an economic turnaround. The fund has shared in the market's success through several holdings. Elsewhere in the Pacific Basin, fund holdings in Thailand, Malaysia, and Indonesia were up as these markets rallied strongly.

As we added to the fund's Japanese holdings, we took profits on some Australian holdings. We maintained exposure to the Singapore banking industry, although we took some profits in this area as opportunities arose. We welcome the recent decline in Hong Kong's interest rates but have made no significant changes to the fund's positioning in this market given the uncertainty of China's economic situation.

We are encouraged by the progress many of the Asian markets have made and heartened by some of the restructuring programs and mergers and acquisitions activity we are observing in Japan. Nevertheless, we remain watchful of the situations in both China and Japan and will continue to exercise caution in our investment approach.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-----------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies located in Asia and the Pacific Basin
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $10.90
Class IB                                                               $10.88
June 30, 1999
-----------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments. Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.


Putnam VT Diversified Income Fund

As 1998's flight to quality reversed itself over the first half of 1999, Putnam VT Diversified Income Fund's multisector strategy, with its emphasis on sectors offering a yield advantage over U.S. Treasury securities, produced positive results. For the six months ended June 30, 1999, the fund's class IA and class IB shares tallied total returns of 0.23% and 0.21%, respectively, at net asset value.

Strong U.S. and European economic fundamentals and improving Asian economies helped global bond markets regain their equilibrium as bonds carrying more credit risk once again offered higher reward potentials. Investors abandoned Treasuries and rediscovered their appetite for the so-called spread sectors -- U.S. high yield, high-grade corporate issues, mortgage-backed securities, and emerging-markets debt. By the period's end, the overall performance of the fund's Treasury holdings was flat.

Within the mortgage-backed sector, we emphasized securities that tend to have lower prepayment sensitivity while keeping an underweight position in pass-through securities. Both moves benefited fund performance. Unfortunately, our modestly long duration posture negatively affected relative performance, since yields rose significantly throughout the investment-grade bond sector in anticipation of the Federal Reserve Board's interest-rate increase, which came on the last day of the period. Among investment-grade corporate bonds, we favored the more highly liquid large-capitalization issues, mainly in the financial and industrial sectors.

U.S. high-yield bonds became the top-performing sector in the fixed-income universe during the period. As investors recovered their taste for risk and recognized the outstanding value offered by high-yield bonds, their return to the sector bid up prices. We continued to favor bonds in telecommunications, media, and finance -- fast-growing industries with long-term growth potential regardless of market swings.

Among international bond markets, we retained a focus on the core bond markets of Europe, although these holdings produced lackluster results as a stronger U.S. dollar and fears of interest-rate increases hobbled bond market performance. On the positive side, we underweighted Japanese bonds, which underperformed. Our incremental exposure to certain better-quality emerging markets paid off as holdings in Brazil, Argentina, Bulgaria, and Mexico performed well.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income consistent with preservation of capital
-----------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across all three sectors of the bond market -- U.S. government securities, high-yield bonds, and international instruments
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                                $9.78
Class IB                                                                $9.76
June 30, 1999
-----------------------------------------------------------------------------
High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition, or in general economic conditions, may hinder the issuer's ability to pay principal and interest on the securities. Foreign investments may be subject to certain risks, such as currency fluctuations and political developments. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.


Putnam VT The George Putnam Fund of Boston

Stock and bond markets saw a great deal of change over the first half of 1999, as leadership within both asset classes shifted dramatically. Amid this volatile environment, The conservative strategy and diversified portfolio of bonds and undervalued dividend-paying stocks of Putnam VT The George Putnam Fund of Boston served shareholders well. For the six months ended June 30, 1999, the fund's class IA and class IB shares provided total returns of 6.00% at net asset value.

The continued strength in the U.S. economy and signs of economic improvement in Asia helped propel a recovery in the value stocks in which the fund invests. By late March and early April, rising oil prices paved the way for a strong rally in the energy and basic materials stocks, including those held by the fund.

The period's elevated equity market volatility provided many buying opportunities. For example, we were able to purchase stocks of large, established companies at attractive prices in the paper, chemical, and aluminum industries, consumer cyclical industries including building materials, appliances, and newspaper stocks, and insurance companies. Of course, there were some disappointments; food and utility holdings lagged, and airline stocks, which had performed well, gave back some of their gains.

In the U.S. bond market, last fall's flight to quality reversed itself over the period as investors shed their aversion to risk and began to pour money into the so-called spread sectors: high-grade corporate debt, mortgage-backed securities, and high-yield bonds. The Federal Reserve Board's increase of short-term interest rates added fuel to already rising yields, although rates dropped back slightly by the end of the period.

In this environment, the fund's high-yield holdings provided solid returns, and we continued to favor bonds in telecommunications, media, and finance. Among mortgage-backed securities, performance benefited from our focus on issues with low prepayment sensitivity and an underweight position in pass-through securities. Treasury holdings remained flat. Among high-grade corporate bonds, we favored highly liquid, large-capitalization issues, mainly in the financial and industrial sectors. Unfortunately, our modestly long duration was a drag on performance.

With its disciplined investment process and classic balanced portfolio, the fund is well positioned to achieve attractive current income and risk-adjusted capital appreciation over the long term.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation and current income
-----------------------------------------------------------------------------
PORTFOLIO
Common stocks and bonds
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $10.88
Class IB                                                               $10.88
June 30, 1999
-----------------------------------------------------------------------------


Putnam VT Global Asset Allocation Fund

The first half of 1999 demonstrated the merits of diversification once again as the world's securities markets delivered widely divergent results in a generally volatile environment. For the six months ended June 30, 1999, Putnam VT Global Asset Allocation Fund's class IA and class IB shares posted total returns of 3.79% and 3.71%, respectively, at net asset value.

U.S. equities continued their sustained advance into 1999 with the Dow Jones Industrial Average passing the 10,000 mark. At first, large-cap growth stocks led the market's advance, but then in April, stronger-than-expected economic data convinced investors that cyclical stocks had more performance potential, and these stocks took the lead. Unfortunately, the portfolio's underweighting in value-oriented sectors, including capital goods, utilities, energy and basic materials, offset a strong showing in conglomerates, technology, and consumer staples.

In the U.S. bond market, yields moved sharply higher -- and prices lower -- in response to robust growth and concerns that the Federal Reserve Board would raise interest rates, which it did at the end of June. Bond investors favored spread sectors such as high-yield, mortgage-backed, and asset-backed securities, and these outperformed Treasuries by a wide margin. Investment-grade corporate bonds also lagged. The portfolios benefited from sector rotation and security selection in the investment-grade portion as well as an overweight allocation to high-yield bonds.

International equity markets turned in mixed performance, echoing the shift from growth to value that occurred in U.S. equities. Asian equities rallied, while European markets appeared rattled by the surprising weakness of the euro. Portfolio performance benefited from strong stock selection in Europe and Asia, notably Switzerland, Spain, France, Japan, and Hong Kong.

Accelerating global economic growth was bad news for international bond markets, and fears of rising interest rates drove yields higher. European markets were the period's worst performers, while Japan's market oscillated between buoyancy and gloom. The portfolios' underweight position in Japanese bonds helped performance, while Swedish bond holdings, an overweight position in the euro, and greater-than-index duration stance in Europe were negatives.

At present, international equity markets appear to have a valuation advantage over their U.S. counterparts, while international bonds and U.S. bonds seem poised to deliver comparable returns. We will continue to utilize our broad-expertise and full-spectrum global research to guide each portfolio's structure.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
A high level of long-term total return consistent with preservation of capital
-----------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across domestic and international stock and bond markets
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $18.19
Class IB                                                               $18.19
June 30, 1999
-----------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.


Putnam VT Global Growth Fund

The first half of 1999 encompassed a range of market highs and lows that would generally be expected to occur over much longer periods. Stocks of select, larger, rapidly growing companies, particularly U.S. companies, staged a sustained rally following the avoidance of a global financial crisis. By April, however, investors began to shift their favor to more value-oriented stocks -- to the detriment of growth stocks -- in cyclical sectors such as energy and basic industries. Nevertheless, Putnam VT Global Growth Fund's focus on rapidly growing companies in dynamic industries has served it well. For the six months ended June 30, 1999, the fund's class IA and class IB shares tallied total returns of 7.86% and 7.69%, respectively, at net asset value.

Technology-related companies remained a key focus over the period. The global growth of the Internet and the rapidly rising demand for quick and seamless communications of data are producing investment opportunities in personal computer, semiconductor, software, cable, cellular, data communications, and telecommunications equipment companies. U.S.-based companies are leaders in these industries, and the fund's substantial positions in many of these companies continues to fuel fund returns.
However, the growth of the Internet is truly global. The fund benefited from the worldwide explosion in demand for cellular and data communications services through its U.K., Swedish, Finnish, Japanese, and Canadian holdings. We also added European IT services companies involved with business systems upgrades and European companies benefiting from the growing trend for multinationals to outsource their data communications services.

Growth in the consumer segment of many world economies has also provided the fund with significant investment opportunity. U.S.-based retailing franchises and well-established, broad-based financial companies have been particularly strong fund performers. Outside the United States, European food retailing holdings performed quite well. Japanese stocks also provided handsome returns, especially in the telecommunications equipment, pharmaceuticals, and the fast-growing consumer and business finance sectors.

While the United States still offers attractive growth opportunities, we are reevaluating new opportunities in the United Kingdom and Japan while maintaining a strong presence in Continental Europe.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-----------------------------------------------------------------------------
PORTFOLIO
An internationally diversified common stock portfolio
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $19.93
Class IB                                                               $19.90
June 30, 1999
-----------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.


Putnam VT Growth and Income Fund

In the many years since its inception, Putnam VT Growth and Income Fund has weathered many changes in market sentiment. As this report was being written, the market was showing signs of yet another transition. The type of value stocks in which the fund invests, which have lagged growth stocks since early 1997, are now beginning to move out in front. With indications that the U.S. economy may be getting stronger, not weaker, a broad range of energy and industrial stocks led the market higher in April, May, and June, while large growth companies fell back slightly. This is welcome news for the fund, and during the six months ended June 30, 1999, the fund's class IA and class IB shares posted total returns of 10.61% and 10.53%, respectively, at net asset value.

Despite unusual volatility in the market over the first half of 1999, the fund registered solid gains. Initially, we sold positions in several cyclical technology companies and used some of the profits to beef up the funds weightings in the energy and basic materials sectors, where prices began to take off as demand stabilized and supply declined. We also used our strategy's versatility to take advantage of opportunities in a variety of other industries over the period, including aerospace, chemicals, and drug-store retailing. In each purchase, our analysis uncovered fundamental changes that we believe spell value now and strong future potential.

Fund performance also benefited substantially from the market's sweeping merger and acquisition activity over the period. While we do not specifically target stocks that are candidates for acquisition, consolidation within an industry is a positive trend that can improve stock performance, and it is one of the positive changes we use as a key selection criterion. During the semiannual period, fund holdings in the oil industry, financial sector, and telecommunications arena all experienced price increases because of actual or impending mergers.

While the fund does not generally invest internationally, most of its holdings are fundamentally strong large companies precisely because they have globalized their operations in recent decades. Our research team can identify companies with effective leaders who maintain profitability even amid adverse conditions. With this selection process in place, conditions more favorable to value stocks are helpful, but not essential, to the fund's successful long-term performance.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
-----------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks and convertible securities
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $29.18
Class IB                                                               $29.14
June 30, 1999
-----------------------------------------------------------------------------


Putnam VT Health Sciences Fund

Despite a rising trend in worldwide spending on health care, health care stocks endured a particularly challenging period over the first half of 1999. These stocks began 1999 at a low ebb, reflecting regulatory issues and concerns about Medicare reimbursements. Then in April, U.S. investors began to sell growth stocks and buy value-oriented, cyclical stocks to seek to capture the economy's growth. Health care stocks were particularly vulnerable to this market shift, especially Putnam VT Health Sciences Fund's large-capitalization U.S. pharmaceutical holdings. We have taken steps to strengthen the portfolio, and continue to believe in the long-term growth potential of health-care stocks. For the six months ended June 30, 1999, the fund's class IA and class IB shares provided total returns of -6.86% and -6.77%, respectively, at net asset value.

In the first quarter of 1999, biotechnology and medical technology stocks were the place to be as strong revenues and new-product approvals paved the way for outperformance. The fund realized gains in both sectors, especially from its position in a small laser vision company. The real story of the first quarter, however, was the great decline in health services as a result of low patient volumes and reimbursement cuts. Unlike their U.S. counterparts, European and Japanese drug stocks outperformed.

In an effort to boost returns and inoculate the portfolio against market turbulence, we reduced its weighting in health care services and U.S. pharmaceuticals, while increasing weightings in biotech and global pharmaceuticals. As the overall market continued to favor larger-capitalization stocks, we increased concentrations there and among issues of midsize companies.

When investors began their shift into value-oriented stocks, health care investors began to buy health care service companies that had underperformed year to date and fund holdings benefited from the change. Medtech and biotech stocks continued to outperform, and toward the end of the period U.S. pharmaceuticals stocks bounced back a bit.

Although the fund's performance this period has been somewhat disappointing, some of the portfolio changes we have made have begun to bear fruit. Long-term industry fundamentals of aging and new-product growth continue to make us optimistic about future health stock performance.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-----------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of companies in the health sciences industries
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $10.19
Class IB                                                               $10.19
June 30, 1999
-----------------------------------------------------------------------------
Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.


Putnam VT High Yield Fund

After falling far behind higher-quality bonds during last summer's flight to quality, the high-yield bond sector seems to be on the road to recovery; progress made during the first half of 1999 brought Putnam VT High Yield Fund into positive ground; its class IA and class IB shares posted total returns of 3.92% and 3.90%, respectively, for the six months ended June 30, 1999.

High-yield bond investors have reason to be hopeful when reflecting over the past six months. Investors have been taking profits on higher-quality investments and accepting risk back into their portfolios. With improvement in the emerging markets, high-yield spreads against Treasuries narrowed and net cash flows into the high-yield asset class once again became positive.

During the second quarter of 1999, fears of higher interest rates -- and initial reaction to the Federal Reserve Board's quarter-point increase in short-term rates at the end of June -- depressed most bond sectors. High-yield bonds fared marginally better, however, since returns on these securities tend to be influenced as much by the financial health of the issuers as by interest-rate movements.

During the first half of 1999, the fund's emphasis on the telecommunications sector -- and the favorable climate for mergers and acquisitions that has characterized this sector for some time -- made a positive contribution to performance. An underweighting in the underperforming supermarket segment also helped. On the negative side, an underweighting in the strong forest products segment, along with the fund's health-care and energy exposures, detracted from returns. Health-care issuers believed the effects of revised Medicare reimbursement formulas squeezed cash flows, while the energy sector was hurt by low oil prices and a warm winter. Toward the close of the period, however, oil prices began to rise and high-yield energy bond performance began to come back.

High-yield bonds appear to be fairly priced and while we anticipate some spread tightening between high-yield and Treasury issues, we believe that fund performance going forward will depend on individual security selection rather than an overall market move.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income, with a secondary objective of capital appreciation
-----------------------------------------------------------------------------
PORTFOLIO
Primarily high-yielding, lower-rated corporate bonds and notes
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $10.88
Class IB                                                               $10.88
June 30, 1999
-----------------------------------------------------------------------------
High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition or in general economic conditions may hinder the issuer's ability to pay principal and interest on the securities.


Putnam VT Income Fund*

During the first six months of 1999, the historic and pronounced global flight to quality that took place in the summer and early fall of 1998 reversed itself quite dramatically. Putnam VT Income Fund's ability to invest in several different types of fixed-income securities enabled us to take advantage of some market opportunities, but we could not insulate it completely from declines in other sectors. For the six months ended June 30, 1999, the fund's class IA and class IB shares provided total returns of -2.07% and -2.08%, respectively, at net asset value.

The U.S. economy continued to grow strongly throughout the period amid stable prices, rising incomes, and low unemployment. The strong economy generally helped bonds, but Treasuries registered some of their sharpest losses in years. Although the bonds faced no fundamental problems, prices fell from their 1998 fourth-quarter peaks; investment-grade corporate bonds also struggled. At the same time, robust U.S. economic growth pushed market interest rates higher in anticipation of a short-term interest-rate increase by the Federal Reserve Board, which came on the last day of June.

In this environment, fixed-income spread sectors (mortgage-backed securities, corporates, and asset-backed securities) significantly outperformed U.S. Treasuries of comparable duration. Our sector rotation strategy enabled the fund to participate somewhat in this outperformance as we shifted assets to create modest overweight positions in mortgage-backed securities, corporates, and asset-backed securities.

However, as investor demand for higher-yielding, lower-quality bonds increased, prices declined across all U.S. investment-grade sectors, adversely affecting many fund holdings.

Early in the period the fund employed a modestly long duration, since we began the semiannual period with the expectation that market volatility that could push U.S. interest rates lower. Essentially the longer a fund's duration, the more likely its net asset value will be positively affected by a reduction in rates. When it became clear that rates were rising instead, we moved quickly to reduce fund duration, but we could not prevent some negative impact on performance.

We will continue to monitor the U.S. economy and interest rates, and we remain confident that careful sector rotation, security selection, and prudent risk control can help produce solid fund performance in the months ahead.

*Formerly Putnam VT U.S. Government and High Quality Bond Fund.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income consistent with preservation of capital
-----------------------------------------------------------------------------
PORTFOLIO
Securities issued or backed by the full faith and credit of the U.S. government or its agencies or instrumentalities plus corporate bonds rated A or above
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $12.52
Class IB                                                               $12.52
June 30, 1999
-----------------------------------------------------------------------------
While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.


Putnam VT International Growth Fund

The first half of 1999 encompassed several significant international events; namely, the introduction of the euro, the devaluation of the Brazilian currency, rebounding Asian stock markets, and a powerful rally in Japanese equities. While some international markets have enjoyed an amicable atmosphere, others have faced many challenges. Deft stock selection and asset allocation into certain countries and sectors at a fortuitous time have enable Putnam VT International Growth Fund to weather this mixed environment successfully. For the six months ended June 30, 1999, the fund's class IA and class IB shares posted total returns of 12.35% and 12.29%, respectively, at net asset value.

Our disciplined approach, which combines top-down and bottom-up analytic strategies, generated outperformance through stock selection in Europe and Asia. Among Asian markets, we increased the portfolio's weighting in Japanese equities to approximately 20% of assets. Despite an economy that remains stagnant, Japanese equities have recovered as many companies undertake restructuring and other efforts to improve profitability and shareholder value. Technology and telecommunications holdings have been top Japanese performers. The fund also has a small position in the financial sector, particularly in the asset management segment which should benefit as Japan's aging population saves for retirement.

In Europe, the euro got off to a solid start in the currency markets, only to fade as 1999 progressed. The euro's weakness hurt the returns of dollar-based investments like the fund, although this effect was muted somewhat by the fund's relatively lower exposure to euro-based markets. In the semiannual period, we found opportunities among growing industries that stand to benefit from global economic recovery. These tended to cluster in consumer areas, with telecommunications, technology, and media holdings turning in top performance. The portfolio remains underweight in U.K. securities.

The emerging markets provided strong returns over the period, especially among rebounding Latin American and Asian markets. We increased the fund's exposure to these markets from near zero to approximately 8% over the period, focusing largely on Mexico, Brazil, and South Korea. We also built up a small position in China.

We plan to increase European holdings by focusing on exporters and multinational companies that are well positioned to benefit from an acceleration in global economic growth.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-----------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies located outside of North America
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $15.19
Class IB                                                               $15.17
June 30, 1999
-----------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.


Putnam VT International Growth and Income Fund

The rotation away from highly valued growth stocks toward more economically sensitive stocks has been quite beneficial for Putnam VT International Growth and Income Fund. The fund's strategy to focus on "cheapness and change" has always led to a portfolio of value-oriented stocks. Now stock market investors around the world are seeing the wisdom of the strategy, and these stocks are outperforming. For the six months ended June 30, 1999, the fund's class IA and class IB shares logged impressive total returns of 13.48% at net asset value.

We build the portfolio from the bottom up, so country allocations are really the result of the stocks we choose. Canada represented the largest overweight position during the period, where we discovered a number of stocks that met our criteria of cheapness and change. We added to the fund's position in the United Kingdom, especially among utilities stocks, which have long underperformed and now show improving fundamentals. We have also found attractive opportunities in some of the emerging markets like Korea, Argentina, Brazil, and Mexico.

The portfolio remains slightly underweight in Japan. Although the move toward corporate restructuring by many Japanese companies sounds positive, we must be certain that actions follow words. In addition, we are concerned that corporate restructuring, while positive for shareholders, may hurt Japan's overall economic environment and make it difficult for companies to show profits.

The portfolio is also underweight in Europe, although we believe the outlook there is positive. Many European commodity producers and industrial companies have been operating in difficult environments and have made significant operational changes. Should economic growth heat up as many analysts expect, these companies could enjoy more pricing flexibility and greater profitability.

Among sectors, fund performance benefited from a modest overweight position in cyclically sensitive sectors like paper and energy. While we have taken some profits among telecommunications holdings, the portfolio remains overweight in that sector.

With its diversified portfolio of value stocks, the fund is well positioned to provide the opportunity for strong performance in the months ahead.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation, with a secondary objective of income
-----------------------------------------------------------------------------
PORTFOLIO
Common stocks
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $13.89
Class IB                                                               $13.89
June 30, 1999
-----------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.


Putnam VT International New Opportunities Fund

The first six months of 1999 were marked by several significant international events including the introduction of the euro, the devaluation of the Brazilian currency, rebounding economies in Asia, and a powerful rally in the Japanese equity market. Amid this generally favorable though somewhat volatile environment, our strategy of identifying the fastest growing international companies served Putnam VT International New Opportunities Fund well. For the six months ended June 30, 1999, the fund's class IA and class IB shares logged total returns of 19.54% and 19.52%, respectively, at net asset value.

Despite the poor economic conditions prevailing in Japan, we continued to find smaller Japanese companies in strong industries that have shown the ability to increase their earnings. The technology and consumer products sectors have been particularly fruitful. Technology was also a winning sector among the fund's European holdings, as were rapidly growing companies in the telecommunications, telecommunications equipment, and media industries. We have identified a number of international companies in the telecommunications and information technology industries that are aggressively positioning themselves for the convergence of voice and data communications on a common network, creating a cheaper and more efficient telecommunications technology.

Emerging markets stabilized during the period and almost all markets rebounded from their recent lows. Asian markets including Thailand, Malaysia, and Indonesia have been real stars, and the Latin American markets of Brazil and Mexico have also been strong. The surprising resilience of the Brazilian economy in the wake of its devaluation in January and South Korea's resurgence have removed some of the more extreme sources of volatility from these markets. The fund has benefited from its Brazilian and Mexican holdings, where we continue to invest in companies with attractive long-term growth potential and quality management teams.

As the demand for equity investments rises around the world and the quality of those investments improves, more companies will go public, driving growth and creating more opportunities for the fund. We will continue to rely on a bottom-up, research-driven process to identify companies of any size that we believe offer visible and sustainable high earnings growth and the potential for future positive earnings revisions.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
-----------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies principally traded outside the
United States
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $13.73
Class IB                                                               $13.72
June 30, 1999
-----------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments. This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Investors Fund

The long advance of U.S. growth stocks halted briefly during the recent spring, as continued economic strength and rising interest rates prompted investors to shift assets into value-oriented cyclical stocks. Selling the large-capitalization stocks which had led the market since 1994, investors poured money into large-capitalization value stocks and mid- and small-cap issues, areas that had previously lagged. Despite this market rotation away from the stocks that dominate its portfolio, Putnam VT Investors Fund turned in respectable performance. For the six months ended June 30, 1999, the fund's class IA and class IB shares provided total returns of 9.79% at net asset value.

The period began with continuing strength among large-cap growth stocks. Communications, technology, financial, and energy sectors were market leaders. In the first quarter of 1999, Internet and Internet-related holdings drove fund performance. Telecommunications stocks also contributed solid returns. Drug store and drug distribution holdings lagged as investors moved into more economically sensitive sectors. In response, we trimmed many of the fund's drug holdings, while selectively adding to some of the more defensive and cyclical industries.

During the first half of the second quarter, investors initiated the shift from growth to value. Unfortunately, higher valuation growth stocks like those in this and other growth fund portfolios underperformed significantly. Some of the fund's best-performing holdings during the early part of the quarter were mid-cap technology stocks, while Internet stocks underperformed. By the end of the quarter, however, growth stocks regained their strength as reports of more benign economic and inflation data in May changed market psychology.

Investors had worried that the Federal Reserve Board would post a string of interest-rate increases during the period. But by the end of June, after a single quarter-point rise, investors resumed a more positive outlook about inflation and interest rates. During this period, we added to technology and financial sector holdings, where prices had declined on earlier interest-rate fears. In terms of performance, technology led the way, with basic materials, capital goods, and consumer cyclicals holdings also posting strong returns.

We continue to use a rigorous risk-management program to broaden the portfolio's holdings while maintaining its focus on large and mid-capitalization stocks.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-----------------------------------------------------------------------------
PORTFOLIO
Primarily high quality common stocks
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $12.79
Class IB                                                               $12.78
June 30, 1999
-----------------------------------------------------------------------------


Putnam VT Money Market Fund

Over the first half of 1999, a relatively confident mood regarding economic growth and inflation provided a favorable environment for money market investors. Putnam VT Money Market Fund's recent performance reflects this prevailing attitude. For the six months ended June 30, 1999, the fund's class IA and class IB shares posted total returns of 2.29% and 2.20%, respectively, at net asset value.

In general, the economy remains in a fairly solid position. Growth has continued in most sectors at a steady, though not alarmingly fast, pace. Although inflation has begun to notch mildly higher in recent months, we still live predominantly in a deflationary world where many prices are falling.

Successfully managing the fund over the first half of fiscal 1999 required flexibility. The year began as the markets were still absorbing three cuts in short-term interest rates in fairly rapid succession in the fall of 1998. When the Fed began to lower rates, we had extended the portfolio's average duration to help maintain the fund's income stream.

Toward the mid point of fiscal 1999, as it became clear that the Fed's easing bias was ending, we pulled duration back to a more neutral stance. The market increasingly looked for a reversal in Fed policy, a move that came with a quarter-point increase in the federal funds rate on June 30, 1999, the final day of the period.

Throughout the period, we have redoubled efforts to maintain current income while preserving capital and staying focused on investments of superior quality. The fund has always made capital preservation and credit quality top priorities, investing in a wide spectrum of superior quality money market securities.

In the months ahead, we will continue to seek out opportunities to extend portfolio duration in anticipation of the cyclical supply swell that regularly occurs over the summer. At the same time, we will remain watchful of credit quality and focused on preserving capital, continuing to implement the conservative strategies that have served shareholders well thus far.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income consistent with preservation of capital and maintenance of liquidity
-----------------------------------------------------------------------------
PORTFOLIO
Primarily high-quality money market instruments
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                                $1.00
Class IB                                                                $1.00
June 30, 1999
-----------------------------------------------------------------------------
An investment in Putnam VT Money Market Fund, in which the fund invests, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund. The fund's holdings do not match those in the Lipper average.
Yield data more closely reflect the current earnings of the fund.


Putnam VT New Opportunities Fund

The rapid shift in stock market leadership that occurred over the first half of 1999 took its toll on all aggressive growth stock funds, and Putnam VT New Opportunities Fund was no exception. The fund began the period with large-capitalization growth stocks still in the lead, as they had been for the past four years. Beginning in March, however, value stocks began to surge forward, as investors saw opportunities to capitalize on economic strength by investing in economically sensitive cyclical stocks. Fund performance reflects this volatile environment. For the six months ended June 30, 1999, the fund's class IA and class IB shares provided total returns of 12.41% and 12.30%, respectively, at net asset value.

Early in the period, large-cap growth stocks continued to propel the U.S. stock market to new highs. Portfolio holdings of these large rapidly growing companies drove fund performance, with technology and media holdings leading the way. Internet, communications equipment, storage, and radio stocks were especially strong performers. Telecommunications holdings also outperformed as these stocks responded positively to growing demand for data and wireless services. Health care services and business services holdings lagged.

Then toward the beginning of April, investors began to sell growth stocks and buy value-oriented cyclical stocks. The market rotation occurred quickly, and many of the fund's large-cap holdings underperformed. Fortunately, the fund had some exposure to value stocks, primarily in the industrial and transportation sectors. We also captured some positive returns from holdings in telecommunication services and health care services. Technology holdings turned in mixed returns but hurt performance slightly overall. Biotechnology and pharmaceuticals holdings were also weak.

Although the Federal Reserve Board currently describes its monetary policy as neutral, the interest-rate environment remains somewhat unclear. To be sure, rates are now higher, but uncertainty about what lies ahead could produce further market volatility. We will watch the interest-rate environment closely, but we continue to believe in the long-term potential of the fund's growth-oriented investment style.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-----------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies in market sectors with above-average long-term growth potential
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $28.90
Class IB                                                               $28.85
June 30, 1999
-----------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT New Value Fund

So far, 1999 has marked another year of expansion for the U.S. stock market. The big story for Putnam VT New Value Fund, however, has been the shift in investor sentiment from a long-standing bias toward large-capitalization growth stocks to a new interest in the value stocks that form the backbone of the fund's portfolio. Indeed, the focus on smaller, more dynamic companies enabled the fund to capitalize on this trend and outperform over the period. For the six months ended June 30, 1999, the fund's class IA and class IB shares posted total returns of 14.39% at net asset value.

The first indications of the shift toward value-oriented stocks came in February, when energy stocks started to rally in response to rising oil prices. OPEC's March decision to reduce production gave another boost to energy stocks, and then surprisingly strong first quarter earnings from metals and paper companies precipitated the spread of the improving trend to other value sectors. It appeared that the global economy was poised for improvement that could translate into stronger demand for products and services of previously out-of-favor value sectors. The value investing surge was on.

The fund's numerous stock purchases last fall positioned it well to benefit from the market's rise. We established unusually large overweightings in the financial and technology sectors. Many of these stocks went on to outperform the broad market. The fund also continued to benefit from the increasing amount of merger and acquisition activity over the period. While we do not buy stocks in anticipation of mergers, the discounted prices of the fund's holdings make many of them natural targets for acquisition by other companies. Two fund holdings were involved in mergers over the period, and the fund realized profits on both transactions.

We remain optimistic that the trend toward value investing will continue over the next several months. The valuation differences between growth and other stocks remains extreme, and with expectations of increased global economic activity, investors will be seeking ways to optimize returns in this environment. Many cyclical companies have restructured extensively and stand poised to benefit from an uptick in economic growth.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Growth and current income
-----------------------------------------------------------------------------
PORTFOLIO
Common stocks and fixed-income securities
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $13.53
Class IB                                                               $13.52
June 30, 1999
-----------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT OTC & Emerging Growth Fund

An acceleration in economic growth during the second quarter, both in the United States and abroad, coupled with a sustained increase in interest rates led to a dramatic shift in investor sentiment and a rapid, widespread market rotation. The small-capitalization issues in which Putnam OTC & Emerging Growth Fund invests realized some benefits from the change, and for the six months ended June 30, 1999, the fund's class IA and class IB shares provided total returns of 18.14% and 18.25%, respectively, at net asset value.

At the start of the period, large cap growth stocks continued to lead the U.S. equity market's advance. Then, in April, stronger-than-expected economic data and growing concern about an impending increase in short-term interest rates (which came on the last day of June) led investors to change course to favor the economically sensitive cyclical stocks they believed had the best future performance potential. Unfortunately, the fund is typically underweighted in value-oriented sectors such as financial and industrials, and these were the stocks that outperformed over the past several months.

The rise in interest rates was the biggest negative of the period, and this led to large valuation corrections in the most highly priced growth stocks. Overall, the fund's difficulties can be attributed to weaknesses in the four sectors where the portfolio is overweighted: technology, telecommunications, media, information technology (IT) services. The fund had a significant position in Internet stocks, and these corrected sharply.

Going forward, we remain positive about prospects for emerging growth companies. As the Internet evolves, it continues to create new investment opportunities. In addition, the U.S. stock market advance appears to be broadening, which could eventually favor the small-cap stocks in which the fund invests. Over the short term, rising interest rates could keep pressure on aggressive growth stocks, but we are confident that strong fundamentals will be the catalyst to return investor interest to these stocks.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Above-average growth potential
-----------------------------------------------------------------------------
PORTFOLIO
Common stocks primarily of small to medium-size emerging growth companies
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $11.92
Class IB                                                               $11.92
June 30, 1999
-----------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Research Fund

The first year of operation can be a challenging time for any fund, and these past nine months have been no exception. Over this period, U.S. equities continued to move higher, with the Dow Jones Industrial Average charting new territory in May. At the same time, market leadership shifted dramatically, as cyclical, economically sensitive value stocks shunted large-capitalization growth stocks aside to outperform during 1999's second quarter. With its diversified portfolio of growth and value stocks, Putnam VT Research Fund fared well over the period, its class IA and class IB shares posting total returns of 12.20% and 12.31%, respectively, at net asset value for the six months ended June 30, 1999.

Stock selection was the top contributor to fund performance over the period. The fund remained style-neutral, owning both growth and value stocks. The fund also avoided large sector bets, focusing instead on bottom-up stock analysis and including the best ideas of each Putnam global equity research analyst.

Modest sector over- and underweightings, which resulted from our bottom-up practice, detracted from overall performance. On the other hand, an orientation toward smaller-capitalization and lower valuation stocks versus the Standard & Poor's 500 Index, which also resulted from our stock selection process, helped performance. The telecommunications and technology sectors provided the best-performing stocks, and holdings in basic materials, capital goods, and utilities were also strong. Selected technology stock detracted from returns, while performance benefited from the absence of certain large growth stocks that significantly lagged the market.

We remain optimistic about the fund's prospects in the months ahead. The overall economic environment remains strong, with inflation relatively low. While rising interest rates may contribute to volatility over the short term, we believe the collected expertise of nearly four dozen industry analysts is a solid long-term strategy for success.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-----------------------------------------------------------------------------
PORTFOLIO
Common stocks and fixed-income securities
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $13.27
Class IB                                                               $13.25
June 30, 1999
-----------------------------------------------------------------------------


Putnam VT Small Cap Value Fund

Because Putnam VT Small Cap Value Fund was introduced just two months before the close of the semiannual period, the performance data shown in this report are not necessarily representative of its longer-term performance. However, the new fund's strategy of seeking out the long-term growth potential of small companies has long been employed successfully with competitive results.

The fund uses a value-oriented stock selection process designed to limit volatility by emphasizing companies with qualities of "cheapness and change." The investment process begins with a screening of the Russell 2000 Index of small-capitalization equities to identify stocks that have below-average price/earnings multiples and are priced below their long-term business value.

Small companies can sometimes enjoy higher rates of growth than large companies but also tend to be more volatile. Their stocks may trade less frequently and they tend to have more limited product lines and markets. To manage risk, the fund's managers invest in equities they believe are underpriced relative to their earnings, since they carry less risk of being overpriced and tend to be less sensitive to general market volatility.

Applying Putnam's extensive research capabilities, the managers seek out overlooked small companies with solid growth, seeking to find growing companies before they gain recognition and their stock prices rise. They also seek companies undertaking positive changes to improve stock performance.

After finding companies that meet these valuation criteria, the management team conducts fundamental analysis by examining financial statements and talking with company executives. The team then selects the companies it considers most likely to experience improved stock performance.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-----------------------------------------------------------------------------
PORTFOLIO
Common stocks of small-capitalization companies with potential for above-average capital growth
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $10.99
Class IB                                                               $10.99
June 30, 1999
-----------------------------------------------------------------------------
The fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Utilities Growth and Income Fund

Managing a portfolio of utility companies has become vastly more complex than it was only a few years ago. Deregulation, mergers and acquisitions, and technology have changed the landscape, both literally and figuratively. Fortunately, we can draw on Putnam's extensive global equity research capability to supplement our expertise and assist in understanding the investment implications of these monumental changes. Putnam VT Utilities Growth and Income Fund continues to provide attractive dividends, and for the six months ended June 30, 1999, the fund's class IA and class IB shares provided total returns of 3.26% and 3.25%, respectively, at net asset value.

While the broader stock market averages continued to set new highs over the period, utility stocks as a group lagged, reflecting their conservative nature. Utility stocks, however, remain undervalued relative to the general market. We believe that positive financial news from numerous utilities and the sweeping transformation of the industry as a whole position many of these stocks for significant price appreciation.

As the utility industry has changed shape, we have adapted our investment strategies to maximize the fund's performance in the new environment. In the past, when all utility companies looked quite similar, our goal was to diversify the fund's portfolio to emphasize companies that seemed most likely to raise dividends or to get more rate relief than the competition. Recently, many gas and electric utility companies have begun divesting some assets, acquiring others, forming alliances, or capitalizing on a particular expertise to specialize in one area of the utility industry.
Some utilities have begun to acquire operations in other parts of the country, or even to expand internationally. Today, our goal is to balance the fund's portfolio to benefit from the utilities' different business strategies.

The fund is currently more than 90% invested in utility stocks because we believe they offer extreme value at present. The remaining 10% is invested in high-quality bonds issued by utility companies, a position that further enhances dividends. We are confident that this concentration will benefit shareholders in the coming months.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
-----------------------------------------------------------------------------
PORTFOLIO
Common stocks and bonds issued by public utility companies
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $17.64
Class IB                                                               $17.64
June 30, 1999
-----------------------------------------------------------------------------
Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.


Putnam VT Vista Fund

The U.S stock market continued to perform well over the first half of 1999, although market leadership turned around completely. During the first quarter, the large-capitalization growth stocks that have led the market for a year kept their position. Then, strong U.S. economic data, stabilizing international economies, and investor concerns about rising interest rates precipitated a shift toward value investing. The cyclical, economically-sensitive stocks that had underperformed became investor favorites and began to outperform their growth stock counterparts. With its growth bias and focus on mid-cap companies, Putnam VT Vista Fund fared moderately well over the period, as strong returns during the first quarter and June helped offset a bumpy ride in the middle. For the six months ended June 30, 1999, the fund's class IA and class IB shares tallied total returns of 12.77% and 12.63%, respectively, at net asset value.

Despite a strong first-quarter bias toward "mega-cap" growth stocks and Internet-related issues, the fund turned in respectable performance during the first quarter of 1999. In terms of style, our growth bias certainly benefited fund performance during the quarter, as did overweight positions in the technology, media, and telecommunications services sectors. We also had some outstanding performers in the financial and consumer sectors. Our challenges included a few poor-performing health care and manufacturing stocks.

As value investing came to the forefront in April and May, the fund had a difficult time, like most of its growth-oriented brethren. Basic industries, other cyclicals, and energy were the best-performing sectors -- not typically important sectors for growth funds like this one. However, the fund did have some representation in these areas for portfolio diversification, and we had recently added to these holdings. Unfortunately, these positions did not offset underperformance among consumer cyclicals, technology, and health care holdings. In June, the fund benefited from superior stock selection in technology and utilities. The strength in utilities reflected the shift toward slower growth and more value-oriented stocks.

Our disciplined approach to stock selection and risk management is designed to deliver consistent results over time. Today's current bias toward value investing may hamper short-term returns somewhat, but we continue to believe in the long-term performance potential of the fund's strategy.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-----------------------------------------------------------------------------
PORTFOLIO
Common stocks with potential for above-average capital growth
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $16.60
Class IB                                                               $16.59
June 30, 1999
-----------------------------------------------------------------------------
The fund invests all or a portion of its assets in small to medium-size companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Voyager Fund

Effective stock selection and ample diversification helped Putnam VT Voyager Fund navigate a rapidly changing market over the past six months. For the six months ended June 30, 1999, the fund's class IA and class IB shares delivered total returns of 14.54% and 14.46%, respectively, at net asset value.

After more than a year of narrow market performance dominated by the stocks of large, growth-oriented companies, the market broadened in the first half of 1999, improving returns for some of 1998's most neglected sectors. The return of stability to global markets and the strength of corporate profits at home coaxed investors back into a number of previously overlooked sectors. In fact, some of the best-performing stocks during the second quarter of 1999 were those which had been hardest hit in 1998. They included oil-related stocks and cyclical stocks. Likewise, many of last year's top performers gave back their gains.

The fund's strong performance over the period was primarily the result of our stock selection in the technology, media, and specialty retail sectors. Although many Internet-related stocks suffered setbacks in the last three months of the period, the gains for the full six-month period remained strong. Nevertheless, the fund's Internet strategy is broad, extending to semiconductor makers and companies building infrastructure to facilitate the flow of data around the world.

The Internet's growth and proliferation of wireless communications have also benefited radio, television, and billboard companies as purveyors of the new technologies have turned to these media to market their new products and services. Fund media holdings have shared in the gains. The fund's retail holdings have also been strong, especially specialty chains offering both volume and discounts -- two recent consumer favorites.

With any portfolio there are bound to be disappointments from time to time. Among those that detracted from fund performance during the period were stocks in the health care field, which were negatively affected by legislative proposals aimed at reducing Medicare costs.

Although we expect volatility in certain segments of the market, we are optimistic about the overall economic backdrop. Your fund's ability to take advantage of opportunities in a number of areas should continue to serve it well.
-----------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
-----------------------------------------------------------------------------
PORTFOLIO
Stocks of "emerging growth" companies with significant growth potential and established companies with positive growth prospects
-----------------------------------------------------------------------------
NET ASSET VALUE
Class IA                                                               $47.96
Class IB                                                               $47.89
June 30, 1999
-----------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Asia Pacific Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
COMMON STOCKS (91.2%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Australia (8.1%)
 ....................................................................................................
                 201,600   Amcord Ltd.                                                  $1,126,716
 ....................................................................................................
                 138,400   Australia & New Zealand Banking
                           Group Ltd. (NON)                                              1,023,196
 ....................................................................................................
                 148,420   Broken Hill Proprietary Ltd.                                  1,728,536
 ....................................................................................................
                  44,100   Cable & Wireless Optus Ltd. (NON)                               100,959
 ....................................................................................................
                 213,100   Cable & Wireless Optus Ltd. 144A (NON)                          487,854
 ....................................................................................................
                 315,882   Coles Myer Ltd. (NON)                                         1,847,829
 ....................................................................................................
                  58,852   Commonwealth Bank of Australia                                  941,942
 ....................................................................................................
                  71,501   News Corp. Ltd. ADR                                           2,524,879
 ....................................................................................................
                  75,805   News Corporation Ltd. (The)                                     650,278
 ....................................................................................................
                 189,500   Western Mining Co. Ltd. (NON)                                   818,469
----------------------------------------------------------------------------------------------------
                                                                                        11,250,658
----------------------------------------------------------------------------------------------------
China (0.2%)
 ....................................................................................................
               1,030,000   Shandong International Power
                           Development Co. Ltd.                                            232,335
----------------------------------------------------------------------------------------------------
Hong Kong (13.3%)
 ....................................................................................................
                  22,166   Asia Pulp & Paper Co. Ltd.                                      213,348
 ....................................................................................................
                 231,000   Cathey Life Insurance                                           829,854
 ....................................................................................................
                 929,000   Cathey Pacific Airways                                        1,424,957
 ....................................................................................................
                 165,000   Cheung Kong Holdings                                          1,467,480
 ....................................................................................................
                 462,000   China Telecom Ltd. (NON)                                      1,283,302
 ....................................................................................................
                 598,000   First Pacific Ltd. (NON)                                        508,726
 ....................................................................................................
                  97,300   Hang Seng Bank Ltd.                                           1,087,981
 ....................................................................................................
                 201,000   Henderson Land
                           Development Co. Ltd. (R)                                      1,155,500
 ....................................................................................................
                  27,800   Hong Kong and China Gas Co., Ltd.                                40,312
 ....................................................................................................
                 321,600   Hong Kong Telecommunications Ltd. (NON)                         835,276
 ....................................................................................................
                 242,000   Hutchison Whampoa, Ltd. (NON)                                 2,191,294
 ....................................................................................................
                 369,000   Johnson Electric Holdings Ltd.                                1,522,003
 ....................................................................................................
                 712,000   Legend Holdings Ltd.                                            683,715
 ....................................................................................................
                 442,000   Li & Fung Ltd.                                                1,059,679
 ....................................................................................................
                 224,000   New World Development Co. Ltd.                                  671,290
 ....................................................................................................
                   1,000   South China Morning Post Ltd.                                       561
 ....................................................................................................
                 168,000   Sun Hung Kai Properties Ltd.                                  1,532,056
 ....................................................................................................
                 504,000   Wharf (Holdings) Ltd (NON)                                    1,572,117
 ....................................................................................................
                 149,000   Wing Hang Bank Ltd.                                             479,177
----------------------------------------------------------------------------------------------------
                                                                                        18,558,628
----------------------------------------------------------------------------------------------------
Indonesia (0.7%)
 ....................................................................................................
                 304,000   PT Indofood Sukses (NON)                                        424,922
 ....................................................................................................
                 919,000   PT Telekomunikasi Indonesia                                     546,617
----------------------------------------------------------------------------------------------------
                                                                                           971,539
----------------------------------------------------------------------------------------------------
Japan (43.1%)
 ....................................................................................................
                     500   Asahi Bank Ltd.                                                   2,398
 ....................................................................................................
                   1,800   Bellsystem 24 Inc.                                              735,924
 ....................................................................................................
                  21,300   Benesse Corp.                                                 2,315,792
 ....................................................................................................
                  44,000   Canon Inc. (NON)                                              1,265,978
 ....................................................................................................
                     468   DDI Corp.                                                     2,919,860
 ....................................................................................................
                  62,000   Daiwa House Industry Co. Ltd.                                   652,551
 ....................................................................................................
                  13,300   Data Communication System                                       527,821
 ....................................................................................................
                  34,000   Eisai Co. Ltd. (NON)                                            670,442
 ....................................................................................................
                   5,200   Fancl Corp.                                                     945,845
 ....................................................................................................
                 228,000   Fujitsu Ltd. (NON)                                            4,590,161
 ....................................................................................................
                   2,800   Hikari Tsushin, Inc.                                            865,812
 ....................................................................................................
                  49,000   Honda Motor Co., Ltd. (NON)                                   2,078,297
 ....................................................................................................
                  22,000   Hoshiden Corp.                                                  474,742
 ....................................................................................................
                  33,000   INES Corp.                                                      431,087
 ....................................................................................................
                  22,000   KAO Corp.                                                       618,437
 ....................................................................................................
                   1,500   KDD Corp.                                                       107,772
 ....................................................................................................
                  18,300   Kita Kyushu Coca-Cola Bottling                                1,040,959
 ....................................................................................................
                  15,800   Mabuchi Motor                                                 1,469,616
 ....................................................................................................
                 163,000   Matsushita Electric Industrial Co. (NON)                      3,167,011
 ....................................................................................................
                  69,000   Meiji Seika Kaisha Ltd. (NON)                                   386,217
 ....................................................................................................
                 233,000   Mitsubishi Trust and Banking Corp.                            2,265,465
 ....................................................................................................
                  41,500   Mitsumi Electric Company, Ltd.                                1,159,735
 ....................................................................................................
                  55,000   Murata Manufacturing Co. Ltd.                                 3,619,678
 ....................................................................................................
                  16,000   N I C Corp.                                                     542,373
 ....................................................................................................
                 777,000   Nikko Securities Co. Ltd. (NON)                               5,017,255
 ....................................................................................................
                   9,400   Nippon Systemware Co., Ltd.                                     559,570
 ....................................................................................................
                     125   Nippon Telegraph and Telephone Corp.                          1,457,214
 ....................................................................................................
                   2,480   Nippon Television Network Corp.                               1,025,217
 ....................................................................................................
                  22,000   Nissin Food Products Co., Ltd.                                  536,585
 ....................................................................................................
                  18,600   Promise Co., Ltd.                                             1,099,545
 ....................................................................................................
                  10,200   Rohm Co. Ltd.                                                 1,598,098
 ....................................................................................................
                  75,000   Shin-Etsu Chemical Co.                                        2,511,368
 ....................................................................................................
                  79,000   Shiseido Co., Ltd.                                            1,184,837
 ....................................................................................................
                  16,400   Sony Corp.                                                    1,769,492
 ....................................................................................................
                  49,446   Sumitomo Corp.                                                  361,800
 ....................................................................................................
                   3,000   Takefuji Corp.                                                  310,294
 ....................................................................................................
                   9,000   TDK Corp. (NON)                                                 823,729
 ....................................................................................................
                 179,000   Teijin Ltd.                                                     725,176
 ....................................................................................................
                  27,000   Tokyo Electric Power Co.                                        570,360
 ....................................................................................................
                 430,000   Toshiba Corp.                                                 3,068,127
 ....................................................................................................
                  11,300   Trans Cosmos Inc.                                               822,158
 ....................................................................................................
                   4,000   Trend Micro Inc.                                                674,659
 ....................................................................................................
                  86,000   Yamanouchi Pharmaceutical Co., Ltd.                           3,292,104
----------------------------------------------------------------------------------------------------
                                                                                        60,261,561
----------------------------------------------------------------------------------------------------
Malaysia (1.0%)
 ....................................................................................................
                 505,000   Public Bank Berhad                                              384,116
 ....................................................................................................
                 187,000   Telekom Malaysia                                                698,881
 ....................................................................................................
                 161,000   Tenaga Nasional Berhad                                          370,772
----------------------------------------------------------------------------------------------------
                                                                                         1,453,769
----------------------------------------------------------------------------------------------------
Philippines (0.9%)
 ....................................................................................................
                  23,000   Bank of Philippine Islands                                       82,424
 ....................................................................................................
                  53,000   Bank of Philippine Islands 144A                                 189,934
 ....................................................................................................
               1,678,100   Benpres Holdings Corp. (NON)                                    397,968
 ....................................................................................................
               1,090,000   SM Prime Holdings Inc.                                          247,009
 ....................................................................................................
                 150,700   San Miguel Corp.                                                329,594
----------------------------------------------------------------------------------------------------
                                                                                         1,246,929
----------------------------------------------------------------------------------------------------
Singapore (6.6%)
 ....................................................................................................
                  68,000   City Development                                                436,000
 ....................................................................................................
                 119,000   Cycle & Carriage Ltd.                                           686,000
 ....................................................................................................
                 114,000   Datacraft Asia Ltd.                                             483,960
 ....................................................................................................
                 134,000   Development Bank of Singapore Ltd.                            1,639,529
 ....................................................................................................
                 109,000   Fraser & Neave Ltd.                                             484,088
 ....................................................................................................
                 434,000   Keppel Bank                                                     965,012
 ....................................................................................................
                  97,000   Keppel Corp. Ltd.                                               330,941
 ....................................................................................................
                  77,400   Keppel Land Ltd.                                                145,694
 ....................................................................................................
                  52,000   Overseas Chinese Banking Corp.                                  434,353
 ....................................................................................................
                  39,000   Singapore Press Holdings Ltd.                                   665,294
 ....................................................................................................
                 385,500   Venture Manufacturing Ltd.                                    2,970,618
----------------------------------------------------------------------------------------------------
                                                                                         9,241,489
----------------------------------------------------------------------------------------------------
South Korea (9.1%)
 ....................................................................................................
                  20,100   Housing & Commercial Bank GDR (NON)                             633,823
 ....................................................................................................
                  27,000   Kookmin Bank 144A GDR                                           548,164
 ....................................................................................................
                  37,500   Korea Electric Power Corp.                                    1,558,315
 ....................................................................................................
                  22,700   Korea Telecom Corp. ADR (NON)                                   908,000
 ....................................................................................................
                  10,700   Korea Telecom Corp.                                             709,944
 ....................................................................................................
                  26,100   L.G. Chemical Ltd.                                              710,281
 ....................................................................................................
                  11,000   L.G. Electronics                                                304,104
 ....................................................................................................
                  11,710   Pohang Iron & Steel Company, Ltd.                             1,406,768
 ....................................................................................................
                  29,400   Samsung Corp. (NON)                                             690,868
 ....................................................................................................
                  36,900   Samsung Display GDR 144A                                        470,475
 ....................................................................................................
                  18,843   Samsung Electronics                                           2,067,475
 ....................................................................................................
                  15,600   Samsung Securities Co. Ltd.                                     835,594
 ....................................................................................................
                   4,471   Samsung Securities Co. Ltd. Rights
                           (expiration date 7/15/99)                                        11,123
 ....................................................................................................
                  46,240   Shinhan Bank                                                    519,326
 ....................................................................................................
                  43,000   SK Telecom Co., Ltd. ADR                                        731,000
 ....................................................................................................
                  25,500   Ssangyong Oil Refining Co. Ltd.                                 660,907
----------------------------------------------------------------------------------------------------
                                                                                        12,766,167
----------------------------------------------------------------------------------------------------
Taiwan (5.2%)
 ....................................................................................................
                  22,100   Ase Test Limited                                                475,150
 ....................................................................................................
               1,320,000   Bank Sinopac                                                    919,789
 ....................................................................................................
                 609,000   China Steel                                                     460,419
 ....................................................................................................
                 459,000   Far Eastern Textile Ltd.                                        682,316
 ....................................................................................................
                  74,000   Hon Hai Precision Industry                                      669,186
 ....................................................................................................
                 193,000   President Chain Store Corp.                                     654,491
 ....................................................................................................
                 336,000   Siliconware Precision Industries Co. GDR                        639,950
 ....................................................................................................
                 536,810   Taiwan Semiconductor Manufacturing Co.                        2,053,144
 ....................................................................................................
                 351,900   United Microelectronics Corp.                                   757,419
----------------------------------------------------------------------------------------------------
                                                                                         7,311,864
----------------------------------------------------------------------------------------------------
Thailand (2.1%)
 ....................................................................................................
                  30,000   Advanced Info Service Public Co. Ltd.                           407,056
 ....................................................................................................
                 143,000   Bangkok Bank Public Co. Ltd.                                    535,522
 ....................................................................................................
                  19,600   Siam Cement Public Company Ltd. (The)                           595,712
 ....................................................................................................
                 536,100   Siam Commercial Bank Public Co. Ltd.                            763,779
 ....................................................................................................
                 185,200   Total Access Communication
                           Public Co. Ltd.                                                 592,640
----------------------------------------------------------------------------------------------------
                                                                                         2,894,709
----------------------------------------------------------------------------------------------------
United Kingdom (0.7%)
 ....................................................................................................
                  27,273   HSBC Holdings PLC                                               994,852
----------------------------------------------------------------------------------------------------
United States (0.2%)
 ....................................................................................................
                 351,600   National Financial Insurance                                    212,296
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $99,577,584)                                         $127,396,796
----------------------------------------------------------------------------------------------------
UNITS (1.1%) (a)
----------------------------------------------------------------------------------------------------
Number of Units                                                                                Value
 ....................................................................................................
                  26,000   Development Bank of Singapore Structured
                           Warrants expiration 3/23/00 (Issued by
                           Lehman Brothers Finance S.A.) (Singapore)                      $278,434
 ....................................................................................................
                   5,100   Korea Telecom Corp. Structured Note
                           (Issued by Merrill Lynch & Co., Inc.)
                           3s, 2000 (South Korea)                                          345,168
 ....................................................................................................
                  36,000   Overseas Chinese Banking Corp.
                           Structured Note (Issued by
                           Credit Suisse First Boston) zero %,
                           2000 (Singapore)                                                274,320
 ....................................................................................................
                  35,000   Overseas Chinese Banking Corp. ser. D
                           Structured Note (issued by Credit
                           Suisse First Boston) zero %, 2000 (Singapore)                   266,700
 ....................................................................................................
                  26,000   Overseas Chinese Banking Corp.
                           Structured Note (Issued by Merrill
                           Lynch & Co., Inc.) 3s, 2000 (Singapore)                         202,064
 ....................................................................................................
                  28,600   Oversea Chinese Banking Corp. Structured
                           Warrants expiration 3/23/00 (Issued by
                           Lehman Brothers Finance S.A.) (Singapore)                       218,770
----------------------------------------------------------------------------------------------------
                           Total Units(cost $1,088,351)                                 $1,585,456
----------------------------------------------------------------------------------------------------
WARRANTS (0.2%) (a) (cost $--) (NON)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                    Expiration Date          Value
 ....................................................................................................
                 533,400   Siam Commercial Banks                           5/10/02         343,779
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $100,665,935) (b)                                    $129,326,031
----------------------------------------------------------------------------------------------------
The fund had the following industry group concentrations greater than
10% at June 30, 1999 (as a percentage of market value).
Electronics and Electrical Equipment                25.5%
Insurance and Finance                               18.6
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Diversified Income Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
CORPORATE BONDS AND NOTES (45.2%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
Advertising (0.9%)
 ....................................................................................................
                $500,000   Adams Outdoor Advertising sr. notes
                           10 3/4s, 2006                                                  $535,000
 ....................................................................................................
               2,915,000   Lamar Advertising Co. company
                           guaranty 8 5/8s, 2007                                         2,958,725
 ....................................................................................................
                 350,000   Lamar Advertising Co. sr. sub. notes
                           9 5/8s, 2006                                                    358,750
 ....................................................................................................
               1,200,000   Outdoor Communications Inc. sr. sub.
                           notes 9 1/4s, 2007                                            1,263,000
 ....................................................................................................
                 500,000   Outdoor Systems, Inc. company
                           guaranty 8 7/8s, 2007                                           522,500
----------------------------------------------------------------------------------------------------
                                                                                         5,637,975
----------------------------------------------------------------------------------------------------
Aerospace and Defense (0.9%)
 ....................................................................................................
                 380,000   Argo-Tech Corp. company guaranty
                           Ser. D, 8 5/8s, 2007                                            351,500
 ....................................................................................................
                 220,000   Argo-Tech Corp. company guaranty
                           8 5/8s, 2007                                                    203,500
 ....................................................................................................
                 680,000   Aviation Sales Co. company guaranty
                           8 1/8s, 2008                                                    639,200
 ....................................................................................................
                 230,000   BE Aerospace, Inc. sr. sub. notes
                           9 1/2s, 2008                                                    233,450
 ....................................................................................................
               1,250,000   BE Aerospace, Inc. sr. sub. notes
                           Ser. B, 8s, 2008                                              1,168,750
 ....................................................................................................
               1,240,000   Decrane Aircraft Holdings company
                           guaranty Ser. B, 12s, 2008                                    1,246,200
 ....................................................................................................
                 255,000   K&F Industries, Inc. sr. sub. notes
                           Ser. B, 9 1/4s, 2007                                            251,175
 ....................................................................................................
                 250,000   L-3 Communications Corp. sr. sub.
                           notes Ser. B, 10 3/8s, 2007                                     263,750
 ....................................................................................................
                 340,000   L-3 Communications Corp. sr. notes
                           9 1/8s, 2008                                                    334,475
 ....................................................................................................
                 320,000   L-3 Communications Corp. sr. sub.
                           notes 8 1/2s, 2008                                              315,200
 ....................................................................................................
                 400,000   L-3 Communications Corp. company
                           guaranty Ser. B, 8s, 2008                                       381,000
 ....................................................................................................
                 400,000   Sequa Corp. sr. sub. notes 9 3/8s, 2003                         406,000
----------------------------------------------------------------------------------------------------
                                                                                         5,794,200
----------------------------------------------------------------------------------------------------
Agriculture (--%)
 ....................................................................................................
                 355,312   Premium Standard Farms, Inc. sr. sec.
                           notes 11s, 2003 (PIK)                                           326,887
----------------------------------------------------------------------------------------------------
Airlines (0.6%)
 ....................................................................................................
                 390,000   Calair LLC 144A company guaranty
                           8 1/8s, 2008                                                    364,650
 ....................................................................................................
                 680,000   Canadian Airlines Corp. secd. notes
                           10s, 2005 (Canada)                                              503,200
 ....................................................................................................
                 470,000   Canadian Airlines Corp. sr. notes
                           12 1/4s, 2006 (Canada)                                          188,000
 ....................................................................................................
                 860,000   Cathay International Ltd. 144A sr. notes
                           13s, 2008 (China)                                               318,200
 ....................................................................................................
                 315,000   Trans World Airlines, Inc. sr. notes
                           11 1/2s, 2004                                                   271,294
 ....................................................................................................
               1,010,000   Trans World Airlines, Inc. sr. notes
                           11 3/8s, 2006                                                   565,600
 ....................................................................................................
               1,770,000   US Air Inc. pass-through certificates
                           Ser. 93-A2, 9 5/8s, 2003                                      1,808,958
----------------------------------------------------------------------------------------------------
                                                                                         4,019,902
----------------------------------------------------------------------------------------------------
Apparel (0.3%)
 ....................................................................................................
                 780,000   Fruit of the Loom 144A company
                           guaranty 8 7/8s, 2006                                           674,700
 ....................................................................................................
                 830,000   Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                   834,150
 ....................................................................................................
                 265,000   William Carter Holdings Co. sr. sub.
                           notes Ser. A, 12s, 2008                                         272,950
----------------------------------------------------------------------------------------------------
                                                                                         1,781,800
----------------------------------------------------------------------------------------------------
Automotive (0.5%)
 ....................................................................................................
                 770,000   Dura Operating Corp. 144A sr. sub.
                           notes 9s, 2009                                                  739,200
 ....................................................................................................
               1,842,109   Exide Inc. bank term loan, Ser. B,
                           7 3/4s, 2005                                                  1,839,751
 ....................................................................................................
                 500,000   Oxford Automotive, Inc. company
                           guaranty Ser. D, 10 1/8s, 2007                                  500,625
 ....................................................................................................
                 380,000   Transportation Manufacturing
                           Operations Inc. 144A company guaranty
                           11 1/4s, 2009                                                   380,000
----------------------------------------------------------------------------------------------------
                                                                                         3,459,576
----------------------------------------------------------------------------------------------------
Automotive Parts (0.7%)
 ....................................................................................................
                 240,000   Aftermarket Technology Corp. sr. sub.
                           notes 12s, 2004                                                 250,200
 ....................................................................................................
               2,060,000   Federal Mogul Corp. 144A notes
                           7 3/8s, 2006                                                  1,938,769
 ....................................................................................................
                 910,000   Hayes Lemmerz International, Inc.
                           144A company guaranty 8 1/4s, 2008                              864,500
 ....................................................................................................
                 590,000   Lear Corp. sub. notes 9 1/2s, 2006                              644,575
 ....................................................................................................
               1,200,000   Navistar International Corp. sr. notes
                           Ser. B, 8s, 2008                                              1,182,000
----------------------------------------------------------------------------------------------------
                                                                                         4,880,044
----------------------------------------------------------------------------------------------------
Banks (0.7%)
 ....................................................................................................
                 695,000   Chevy Chase Savings Bank Inc. sub. deb.
                           9 1/4s, 2005                                                    703,688
 ....................................................................................................
DKK            2,839,000   Bank Realkredit Danmark mortgage
                           7s, 2029 (Denmark)                                              396,661
 ....................................................................................................
                 290,000   Delta Financial Corp. sr. notes
                           9 1/2s, 2004                                                    249,400
 ....................................................................................................
                 460,000   Dime Capital Trust I bank guaranty
                           Ser. A, 9.33s, 2027                                             478,492
 ....................................................................................................
                 350,000   First Federal Financial Corp. notes
                           11 3/4s, 2004                                                   358,750
 ....................................................................................................
                 460,000   Greenpoint Capital Trust I company
                           guaranty 9.1s, 2027                                             462,760
 ....................................................................................................
                 250,000   North Fork Capital Trust I company
                           guaranty 8.7s, 2026                                             247,713
 ....................................................................................................
                 160,000   Ocwen Capital Trust I company
                           guaranty 10 7/8s, 2027                                          124,800
 ....................................................................................................
                 260,000   Ocwen Federal Bank FSB sub. deb.
                           12s, 2005                                                       254,800
 ....................................................................................................
                 155,000   Ocwen Financial Corp. notes
                           11 7/8s, 2003                                                   146,475
 ....................................................................................................
                 300,000   Peoples Heritage Capital Trust
                           company guaranty Ser. B, 9.06s, 2027                            284,799
 ....................................................................................................
                 365,000   Provident Capital Trust company
                           guaranty 8.6s, 2026                                             352,612
 ....................................................................................................
                 160,000   Riggs Capital Trust 144A bonds
                           8 5/8s, 2026                                                    151,157
 ....................................................................................................
                 245,000   Sovereign Capital Trust company
                           guaranty 9s, 2027                                               236,572
 ....................................................................................................
                 220,000   Webster Capital Trust I 144A bonds
                           9.36s, 2027                                                     215,376
----------------------------------------------------------------------------------------------------
                                                                                         4,664,055
----------------------------------------------------------------------------------------------------
Basic Industrial Products (0.4%)
 ....................................................................................................
                 240,000   Koppers Industries, Inc. 144A company
                           guaranty 9 7/8s, 2007                                           234,000
 ....................................................................................................
                 350,000   Owens-Illinois, Inc. sr. notes 8.1s, 2007                       347,827
 ....................................................................................................
                 750,000   Owens-Illinois, Inc. sr. notes 7.35s, 2008                      707,790
 ....................................................................................................
               1,150,000   Owens-Illinois, Inc. sr. notes 7.15s, 2005                    1,105,587
 ....................................................................................................
                 115,000   Roller Bearing Co. company guaranty
                           Ser. B, 9 5/8s, 2007                                            106,950
----------------------------------------------------------------------------------------------------
                                                                                         2,502,154
----------------------------------------------------------------------------------------------------
Broadcasting (4.7%)
 ....................................................................................................
               1,440,000   Affinity Group Holdings sr. notes
                           11s, 2007                                                     1,396,800
 ....................................................................................................
               1,710,000   Allbritton Communications Co. sr. sub.
                           notes Ser. B, 8 7/8s, 2008                                    1,645,875
 ....................................................................................................
                  10,795   Australis Media, Ltd. sr. disc. notes
                           stepped-coupon 1 3/4s, (15 3/4s
                           5/15/00), 2003 (In default)
                           (Australia) (STP) (PIK)                                             108
 ....................................................................................................
               1,870,000   Benedek Communications Corp.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/4s, 5/15/01), 2006 (STP)                                1,561,450
 ....................................................................................................
                 820,000   Capstar Broadcasting sr. disc. notes
                           stepped-coupon zero % (12 3/4s,
                           2/1/02), 2009 (STP)                                             692,900
 ....................................................................................................
                 980,000   Capstar Broadcasting sr. sub. notes
                           9 1/4s, 2007                                                  1,013,075
 ....................................................................................................
                 994,975   Capstar Broadcasting Corp., bank term
                           loan, 4.999s, 2005                                              997,462
 ....................................................................................................
                 190,000   Central European Media Enterprises
                           Ltd. sr. notes 9 3/8s, 2004 (Bermuda)                           163,400
 ....................................................................................................
               2,600,000   Chancellor Media Corp. company
                           guaranty 8s, 2008                                             2,561,000
 ....................................................................................................
                 348,290   Citadel Broadcasting, Inc. sr. sub. notes
                           10 1/4s, 2007                                                   374,847
 ....................................................................................................
                 870,000   Citadel Broadcasting, Inc. company
                           guaranty 9 1/4s, 2008                                           896,100
 ....................................................................................................
                 300,000   Comcast Corp. sr. notes sub. 9 1/8s, 2006                       319,314
 ....................................................................................................
               1,575,000   Comcast UK Cable, Ltd. deb.
                           stepped-coupon zero %
                           (11.2s, 11/15/00), 2007 (Bermuda) (STP)                       1,417,500
 ....................................................................................................
               3,170,000   Echostar DBS Corp. 144A sr. notes
                           9 3/8s, 2009                                                  3,233,400
 ....................................................................................................
                 180,000   Exodus Communications, Inc. 144A
                           sr. notes 11 1/4s, 2008                                         187,650
 ....................................................................................................
               1,030,000   Fox Family Worldwide, Inc. sr. notes
                           9 1/4s, 2007                                                    947,600
 ....................................................................................................
                 840,000   Fox/Liberty Networks LLC sr. notes
                           8 7/8s, 2007                                                    873,600
 ....................................................................................................
                 500,000   Granite Broadcasting Corp. sr. sub.
                           notes 9 3/8s, 2005                                              495,000
 ....................................................................................................
               1,140,000   Granite Broadcasting Corp. sr. sub.
                           notes 8 7/8s, 2008                                            1,105,800
 ....................................................................................................
               1,250,000   Heritage Media Services Corp. sr. sub.
                           notes 8 3/4s, 2006                                            1,318,750
 ....................................................................................................
                 150,000   Lenfest Communications, Inc. sr. notes
                           8 3/8s, 2005                                                    156,665
 ....................................................................................................
                 500,000   Lenfest Communications, Inc. sr. sub.
                           notes 8 1/4s, 2008                                              507,500
 ....................................................................................................
               1,840,000   Paramount Communications, Inc. deb.
                           7 1/2s, 2023                                                  1,699,498
 ....................................................................................................
                 410,000   Paxson Communications Corp. 144A
                           sr. sub. notes 11 5/8s, 2002                                    423,325
 ....................................................................................................
                 180,000   Pegasus Communications Corp.
                           sr. notes Ser. B, 9 3/4s, 2006                                  176,400
 ....................................................................................................
               1,000,000   Pegasus Media & Communications notes
                           Ser. B, 12 1/2s, 2005                                         1,100,000
 ....................................................................................................
               1,318,000   PHI Holdings, Inc. sr. sub. notes
                           zero %, 2001                                                  1,056,509
 ....................................................................................................
                 445,000   Radio One Inc. company guaranty
                           stepped-coupon Ser. B, 7s,
                           (12s, 5/15/00), 2004 (STP)                                      462,800
 ....................................................................................................
               1,200,000   Sinclair Broadcast Group, Inc.
                           company guaranty 9s, 2007                                     1,188,000
 ....................................................................................................
                 530,000   Sinclair Broadcast Group, Inc. sr. sub.
                           notes 8 3/4s, 2007                                              519,400
 ....................................................................................................
               1,000,000   Spanish Broadcasting Systems sr. notes
                           Ser. B, 11s, 2004                                             1,080,000
 ....................................................................................................
               1,210,000   Time Warner Telecom Inc. sr. notes
                           9 3/4s, 2008                                                  1,240,250
 ....................................................................................................
                 200,000   TV Azteca Holdings S.A. de C.V.
                           sr. notes 11s, 2002 (Mexico)                                    169,000
 ....................................................................................................
                 415,000   TV Azteca S.A. de C.V. sr. notes 10 1/2s,
                           2007 (Mexico)                                                   317,475
----------------------------------------------------------------------------------------------------
                                                                                        31,298,453
----------------------------------------------------------------------------------------------------
Building and Construction (1.1%)
 ....................................................................................................
                 550,000   Albecca Inc. company guaranty
                           10 3/4s, 2008                                                   456,500
 ....................................................................................................
                 240,000   American Architectural Products Corp.
                           company guaranty 11 3/4s, 2007                                  180,000
 ....................................................................................................
                 220,000   Atrium Companies Inc. 144A sr. sub.
                           notes 10 1/2s, 2009                                             214,500
 ....................................................................................................
                 560,000   Building Materials Corp. company
                           guaranty 8s, 2008                                               522,200
 ....................................................................................................
                 135,000   Cia Latino Americana 144A company
                           guaranty 11 5/8s, 2004 (Argentina)                               70,200
 ....................................................................................................
               2,880,000   D.R. Horton, Inc. company guaranty
                           8s, 2009                                                      2,721,600
 ....................................................................................................
                 910,000   GS Superhighway Holdings sr. notes
                           9 7/8s, 2004 (China)                                            455,000
 ....................................................................................................
                 240,000   Jackson Products, Inc. company
                           guaranty Ser. B, 9 1/2s, 2005                                   237,000
 ....................................................................................................
                  40,000   NCI Building Systems 144A sr. sub.
                           notes 9 1/4s, 2009                                               38,500
 ....................................................................................................
                 800,000   Neenah Foundry Co. 144A sr. sub.
                           notes 11 1/8s, 2007                                             788,000
 ....................................................................................................
                 980,000   Terex Corp., bank term loan Ser. B,
                           8.18s, 2005                                                     977,550
 ....................................................................................................
                 540,000   Toll Corp. company guaranty 8 1/8s, 2009                        511,650
----------------------------------------------------------------------------------------------------
                                                                                         7,172,700
----------------------------------------------------------------------------------------------------
Business Equipment and Services (0.9%)
 ....................................................................................................
                 760,000   Cex Holdings, Inc. company guaranty
                           Ser. B, 9 5/8s, 2008                                            714,400
 ....................................................................................................
                 150,000   Iron Mountain, Inc. med. term notes
                           company guaranty 10 1/8s, 2006                                  159,000
 ....................................................................................................
                 700,000   Iron Mountain, Inc. company guaranty
                           8 3/4s, 2009                                                    691,250
 ....................................................................................................
               1,590,000   Iron Mountain, Inc. 144A sr. sub. notes
                           8 1/4s, 2011                                                  1,510,500
 ....................................................................................................
                 175,000   Outsourcing Solutions, Inc. sr. sub. notes
                           Ser. B, 11s, 2006                                               171,500
 ....................................................................................................
                 992,754   Outsourcing Solutions, Inc. bank term
                           loan, 8 5/8s, 2000                                              962,971
 ....................................................................................................
               1,580,000   U.S. Office Products Co. company
                           guaranty 9 3/4s, 2008                                         1,050,700
 ....................................................................................................
                 433,000   United Stationer Supply, Inc. sr. sub. notes
                           12 3/4s, 2005                                                   474,135
 ....................................................................................................
                 130,000   United Stationer Supply, Inc. sr. sub. notes
                           8 3/8s, 2008                                                    123,825
----------------------------------------------------------------------------------------------------
                                                                                         5,858,281
----------------------------------------------------------------------------------------------------
Cable Television (2.1%)
 ....................................................................................................
                 600,000   Acme Television sr. disc. notes
                           stepped-coupon zero %
                           (10 7/8s, 9/30/00), 2004 (STP)                                  498,000
 ....................................................................................................
                 200,000   Adelphia Communications Corp.
                           sr. notes Ser. B, 10 1/4s, 2000                                 204,000
 ....................................................................................................
               1,110,000   Adelphia Communications Corp.
                           sr. notes Ser. B, 9 7/8s, 2007                                1,159,950
 ....................................................................................................
                 820,000   Adelphia Communications Corp.
                           sr. notes Ser. B, 8 3/8s, 2008                                  787,200
 ....................................................................................................
                  50,000   Adelphia Communications Corp.
                           sr. notes 7 7/8s, 2009                                           46,750
 ....................................................................................................
                 450,000   Century Communications Corp.
                           sr. notes 8 7/8s, 2007                                          450,000
 ....................................................................................................
                 240,000   Century Communications Corp.
                           sr. notes 8 3/4s, 2007                                          237,600
 ....................................................................................................
               1,500,000   Charter Communications Holdings LLC
                           144A sr. disc. notes stepped-coupon
                           zero % (9.92s, 4/1/04), 2011 (STP)                              930,000
 ....................................................................................................
               3,490,000   Charter Communications Holdings LLC
                           144A sr. notes 8 5/8s, 2009                                   3,341,675
 ....................................................................................................
                  40,000   CSC Holdings, Inc. sr. sub. deb.
                           9 7/8s, 2013                                                     43,200
 ....................................................................................................
                 170,000   CSC Holdings, Inc. deb. Ser. B, 8 1/8s, 2009                    170,903
 ....................................................................................................
                 210,000   CSC Holdings, Inc. deb. 7 7/8s, 2018                            199,891
 ....................................................................................................
                 510,000   CSC Holdings, Inc. sr. notes 7 1/4s, 2008                       485,877
 ....................................................................................................
                 420,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (11 3/4s, 12/15/00), 2005
                           (United Kingdom) (STP)                                          374,850
 ....................................................................................................
               2,450,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (10 3/4s, 2/15/02), 2007
                           (United Kingdom) (STP)                                        1,901,813
 ....................................................................................................
                 190,000   Globo Communicacoes 144A sr. notes
                           10 5/8s, 2008 (Brazil)                                          133,000
 ....................................................................................................
                 375,000   Globo Communicacoes 144A company
                           guaranty 10 1/2s, 2006 (Brazil)                                 270,000
 ....................................................................................................
                 670,000   Jones Intercable, Inc. sr. sub. deb.
                           10 1/2s, 2008                                                   716,900
 ....................................................................................................
                 140,000   Jones Intercable, Inc. sr. notes 9 5/8s, 2002                   149,800
 ....................................................................................................
                 690,000   RCN Corp. sr. disc. notes stepped-coupon
                           zero% (11 1/8s, 10/15/02), 2007 (STP)                           460,575
 ....................................................................................................
                 170,000   Rogers Cablesystems Ltd. sr. notes
                           Ser. B, 10s, 2005 (Canada)                                      181,900
 ....................................................................................................
                 480,000   Supercanal Holdings S.A. 144A
                           sr. notes 11 1/2s, 2005 (In default)
                           (Argentina) (NON)                                               244,800
 ....................................................................................................
                 130,000   TeleWest Communications PLC 144A
                           11 1/4s, 2008                                                   146,900
 ....................................................................................................
                 710,000   TeleWest Communications PLC 144A
                           sr. disc. notes stepped-coupon zero %,
                           (9 1/4, 4/15/04) 2009 (United Kingdom) (STP)                    475,700
 ....................................................................................................
                 690,000   United International Holdings
                           sr. disc. notes stepped-coupon Ser. B,
                           zero % (10 3/4s, 2/15/03), 2008 (STP)                           455,400
----------------------------------------------------------------------------------------------------
                                                                                        14,066,684
----------------------------------------------------------------------------------------------------
Cellular Communications (1.7%)
 ....................................................................................................
                 930,000   Allegiance Telecom, Inc. sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (11 3/4s, 2/15/03), 2008 (STP)                                  574,275
 ....................................................................................................
                 260,000   Allegiance Telecom, Inc. sr. notes
                           12 7/8s, 2008                                                   275,600
 ....................................................................................................
               1,240,000   Celcaribe S.A. sr. notes 13 1/2s,
                           2004 (Colombia)                                               1,078,800
 ....................................................................................................
               2,205,000   CellNet Data Systems, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (14s, 10/1/02), 2007 (STP)                                      837,900
 ....................................................................................................
               1,030,000   Cencall Communications Corp. sr. disc.
                           notes 10 1/8s, 2004                                           1,045,450
 ....................................................................................................
                 450,000   Conecel Holdings 144A notes Ser. A,
                           14s, 2000 (In default) (NON)                                     58,500
 ....................................................................................................
               1,600,000   McCaw International Ltd
                           sr. disc. notes  stepped coupon zero %
                           (13s, 4/15/02), 2007 (STP)                                      944,000
 ....................................................................................................
               2,600,000   Millicom International Cellular S.A.
                           sr. disc. notes stepped-coupon
                           zero % (13 1/2s, 6/1/01), 2006
                           (Luxembourg) (STP)                                            1,937,000
 ....................................................................................................
                 400,000   NEXTEL Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (12 1/8s, 4/15/03), 2008 (STP)                                  208,000
 ....................................................................................................
               1,130,000   NEXTEL Communications, Inc. sr. notes
                           12s, 2008                                                     1,271,250
 ....................................................................................................
                 120,000   NEXTEL Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (10.65s, 9/15/02), 2007 (STP)                                    87,000
 ....................................................................................................
                 140,000   NEXTEL Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (9.95s, 2/15/03), 2008 (STP)                                     96,600
 ....................................................................................................
               2,685,000   NEXTEL Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (9 3/4s, 10/31/02), 2007 (STP)                                1,872,788
 ....................................................................................................
                 640,000   Price Communications Wireless, Inc.
                           144A sr. notes 9 1/8s, 2006                                     649,600
----------------------------------------------------------------------------------------------------
                                                                                        10,936,763
----------------------------------------------------------------------------------------------------
Chemicals (1.2%)
 ....................................................................................................
                 410,000   Geo Specialty Chemicals, Inc. sr. sub.
                           notes  10 1/8s, 2008                                            395,650
 ....................................................................................................
               1,530,000   Huntsman ICI Chemicals Inc. 144A
                           sr. sub. notes 10 1/8s, 2009                                  1,545,300
 ....................................................................................................
                 170,000   Huntsman Corp. 144A sr. sub. notes
                           9 1/2s, 2007                                                    160,650
 ....................................................................................................
                 550,000   Huntsman Corp. 144A sr. sub. notes
                           FRN 8.872s, 2007                                                495,000
 ....................................................................................................
               1,260,000   Lyondell Petrochemical Co. 144A
                           sec. notes 9 7/8s, 2007                                       1,283,625
 ....................................................................................................
               1,720,000   Lyondell Petrochemical Co. 144A
                           sec. notes 9 5/8s, 2007                                       1,760,850
 ....................................................................................................
                 400,000   Pioneer Americas Acquisition 144A
                           sr. notes 9 1/4s, 2007                                          336,000
 ....................................................................................................
                 563,174   Polytama International notes 11 1/4s,
                           2007 (Indonesia)                                                101,371
 ....................................................................................................
                 740,000   Royster-Clark Inc. 144A 1st mtge
                           10 1/4s, 2009                                                   732,600
 ....................................................................................................
                 680,000   Scotts Co 144A sr. sub. notes 8 5/8s,
                           2009                                                            669,800
 ....................................................................................................
                 235,000   Sterling Chemicals Holdings sr. disc.
                           notes stepped-coupon zero %
                           (13 1/2s, 8/15/01), 2008 (STP)                                   70,500
 ....................................................................................................
                 565,000   Trikem S.A. 144A bonds 10 5/8s,
                           2007 (Brazil)                                                   322,050
 ....................................................................................................
                 170,000   UCAR Global Enterprises sr. sub. notes
                           Ser. B, 12s, 2005                                               180,200
----------------------------------------------------------------------------------------------------
                                                                                         8,053,596
----------------------------------------------------------------------------------------------------
Computer Services (0.7%)
 ....................................................................................................
                 160,000   Concentric Network Corp. sr. notes
                           12 3/4s, 2007                                                   167,200
 ....................................................................................................
                 650,000   Interact Systems, Inc. 144A
                           stepped-coupon zero % (14s, 8/1/99),
                           2003 (STP)                                                      117,000
 ....................................................................................................
               1,090,000   IPC Information Systems sr. disc.
                           notes stepped-coupon zero %
                           (10 7/8s, 11/1/01), 2008 (STP)                                  812,050
 ....................................................................................................
                 710,000   PSINet, Inc. sr. notes 11 1/2s, 2008                            745,500
 ....................................................................................................
                 360,000   PSINet, Inc. sr. notes Ser. B, 10s, 2005                        358,200
 ....................................................................................................
                 660,000   Unisys Corp. sr. notes 11 3/4s, 2004                            732,600
 ....................................................................................................
                 870,000   Unisys Corp. sr. notes 7 7/8s, 2008                             883,050
 ....................................................................................................
                 350,000   Verio Inc. sr. notes 11 1/4s, 2008                              365,750
 ....................................................................................................
                 290,000   Verio Inc. sr. notes 10 3/8s, 2005                              292,900
----------------------------------------------------------------------------------------------------
                                                                                         4,474,250
----------------------------------------------------------------------------------------------------
Conglomerates (0.1%)
 ....................................................................................................
                 880,000   Axia, Inc. company guaranty
                           10 3/4s, 2008                                                   866,800
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (0.1%)
 ....................................................................................................
                  80,000   Hedstrom Holdings, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (12s, 6/1/02), 2009 (STP)                                        35,200
 ....................................................................................................
                 190,000   Iron Age Corp. company guaranty
                           9 7/8s, 2008                                                    142,500
 ....................................................................................................
                 220,000   Sealy Mattress Co. sr. sub. notes
                           Ser. B, 9 7/8s, 2007                                            216,425
----------------------------------------------------------------------------------------------------
                                                                                           394,125
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.2%)
 ....................................................................................................
               1,250,000   Samsonite Corp. sr. sub. notes
                           10 3/4s, 2008                                                 1,006,250
----------------------------------------------------------------------------------------------------
Consumer Services (0.2%)
 ....................................................................................................
                 895,000   Coinmach Corp. sr. notes Ser. D,
                           11 3/4s, 2005                                                   964,363
 ....................................................................................................
                 270,000   Protection One, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (13 5/8s, 6/30/00), 2005 (STP)                                  302,400
----------------------------------------------------------------------------------------------------
                                                                                         1,266,763
----------------------------------------------------------------------------------------------------
Cosmetics (0.3%)
 ....................................................................................................
                 150,000   French Fragrances, Inc. sr. notes
                           Ser. B, 10 3/8s, 2007                                           153,000
 ....................................................................................................
                 190,000   French Fragrances, Inc. company
                           guaranty Ser. D, 10 3/8s, 2007                                  191,900
 ....................................................................................................
                 360,000   Revlon Consumer Products sr. notes
                           9s, 2006                                                        355,500
 ....................................................................................................
               1,500,000   Revlon Consumer Products sr. sub.
                           notes 8 5/8s, 2008                                            1,417,500
----------------------------------------------------------------------------------------------------
                                                                                         2,117,900
----------------------------------------------------------------------------------------------------
Electric Utilities (1.2%)
 ....................................................................................................
                 280,000   Applied Power Inc. sr. sub. notes
                           8 3/4s, 2009                                                    271,600
 ....................................................................................................
                 850,000   Calpine Corp. sr. notes 10 1/2s, 2006                           901,000
 ....................................................................................................
                 500,000   Calpine Corp. sr. notes 9 1/4s, 2004                            505,000
 ....................................................................................................
                 660,000   Calpine Corp. sr. notes 7 7/8s, 2008                            623,700
 ....................................................................................................
                 610,000   Calpine Corp. sr. notes 7 3/4s, 2009                            579,500
 ....................................................................................................
                 920,000   Cleveland Electric Illuminating Co.
                           1st mtge 6.86s, 2008                                            884,865
 ....................................................................................................
                 500,000   Midland Funding II Corp. deb. Ser. B,
                           13 1/4s, 2006                                                   597,685
 ....................................................................................................
               2,115,000   Midland Funding II Corp. deb. Ser. A,
                           11 3/4s, 2005                                                 2,424,467
 ....................................................................................................
                 924,336   Northeast Utilities System notes
                           Ser. A, 8.58s, 2006                                             919,594
 ....................................................................................................
                  90,667   Northeast Utilities System notes
                           Ser. B, 8.38s, 2005                                              90,264
----------------------------------------------------------------------------------------------------
                                                                                         7,797,675
----------------------------------------------------------------------------------------------------
Electronic Components (0.8%)
 ....................................................................................................
                 125,000   Celestica International Ltd. 144A
                           sr. sub. notes 10 1/2s, 2006 (Canada)                           135,313
 ....................................................................................................
                 320,000   DII Group, Inc. (The) sr. sub. notes
                           8 1/2s, 2007                                                    315,200
 ....................................................................................................
                 970,000   Flextronics International Ltd.
                           sr. sub. notes Ser. B, 8 3/4s, 2007                             965,150
 ....................................................................................................
                 125,000   HCC Industries, Inc. company guaranty
                           10 3/4s, 2007                                                   113,750
 ....................................................................................................
               1,180,000   Metromedia Fiber Network, Inc.
                           sr. notes Ser. B, 10s, 2008                                   1,212,450
 ....................................................................................................
                 500,000   Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                     520,000
 ....................................................................................................
                 630,000   Motors and Gears, Inc. sr. notes
                           Ser. D, 10 3/4s, 2006                                           639,450
 ....................................................................................................
               1,060,000   Viasystems, Inc. sr. notes Ser. B,
                           9 3/4s, 2007                                                    927,500
 ....................................................................................................
                 235,000   Viasystems, Inc. sr. sub notes 9 3/4s, 2007                     205,625
 ....................................................................................................
                 115,000   Wavetek Corp. company guaranty
                           10 1/8s, 2007                                                   101,200
----------------------------------------------------------------------------------------------------
                                                                                         5,135,638
----------------------------------------------------------------------------------------------------
Electrical Equipment (0.2%)
 ....................................................................................................
                 950,000   Dobson Communications Corp. sr. notes
                           11 3/4s, 2007                                                   997,500
----------------------------------------------------------------------------------------------------
Energy-Related (0.3%)
 ....................................................................................................
                 500,000   Nuevo Energy Co. company guaranty
                           Ser. B, 8 7/8s, 2008                                            484,050
 ....................................................................................................
               1,075,000   Panda Global Energy Co. company
                           guaranty 12 1/2s, 2004 (China)                                  580,500
 ....................................................................................................
                 320,000   RAM Energy Inc. sr. notes 11 1/2s, 2008                         170,400
 ....................................................................................................
               1,000,000   York Power Funding 144A notes 12s,
                           2007 (Cayman Islands)                                         1,000,000
----------------------------------------------------------------------------------------------------
                                                                                         2,234,950
----------------------------------------------------------------------------------------------------
Entertainment (1.2%)
 ....................................................................................................
                 490,000   AMC Entertainment, Inc. sr. sub. notes
                           9 1/2s, 2011                                                    456,925
 ....................................................................................................
                 540,000   AMC Entertainment, Inc. sr. sub. notes
                           9 1/2s, 2009                                                    518,400
 ....................................................................................................
               1,910,000   ITT Corp. notes 6 3/4s, 2005                                  1,748,338
 ....................................................................................................
               2,250,000   Premier Parks, Inc.144A sr. disc.
                           notes stepped-coupon zero %,
                           (10s, 4/1/03), 2008 (STP)                                     1,462,500
 ....................................................................................................
                 650,000   SFX Entertainment, Inc. 144A company
                           guaranty Ser. B, 9 1/8s, 2008                                   633,750
 ....................................................................................................
                 490,000   SFX Entertainment Inc. company
                           guaranty 9 1/8s, 2008                                           475,300
 ....................................................................................................
                 670,000   Silver Cinemas, Inc. sr. sub. notes
                           10 1/2s, 2005                                                   301,500
 ....................................................................................................
                 950,000   Six Flags Corp. sr. notes 8 7/8s, 2006                          945,250
 ....................................................................................................
                 949,153   United Artist bank term loan Ser. B
                           8.438s, 2006                                                    908,814
 ....................................................................................................
                 800,000   United Artists Theatre sr. sub. notes
                           9 3/4s, 2008                                                    616,000
----------------------------------------------------------------------------------------------------
                                                                                         8,066,777
----------------------------------------------------------------------------------------------------
Environmental Control (0.4%)
 ....................................................................................................
               2,640,000   Allied Waste Industries, Inc. company
                           guaranty Ser. B, 7 7/8s, 2009                                 2,448,600
----------------------------------------------------------------------------------------------------
Financial Services (2.0%)
 ....................................................................................................
                 985,000   Aames Financial Corp. sr. notes
                           9 1/8s, 2003                                                    689,500
 ....................................................................................................
               1,080,000   Advanta Corp. med. term notes Ser. D,
                           6.92s, 2002                                                     959,656
 ....................................................................................................
                 340,000   Advanta Corp. med. term notes Ser. B,
                           7s, 2001                                                        313,973
 ....................................................................................................
                 510,000   AMRESCO, Inc. sr. sub. notes
                           Ser. 97-A, 10s, 2004                                            392,063
 ....................................................................................................
                 100,000   AMRESCO, Inc. sr. sub. notes
                           Ser. 98-A, 9 7/8s, 2005                                          77,000
 ....................................................................................................
                 645,000   Cellco Finance Corp. NV 144A sr. sub.
                           notes 15s, 2005 (Netherlands)                                   664,350
 ....................................................................................................
                 165,000   Colonial Capital II 144A company
                           guaranty 8.92s, 2027                                            154,315
 ....................................................................................................
                 130,000   Contifinancial Corp. sr. notes 8 3/8s, 2003                     111,800
 ....................................................................................................
                 750,000   Contifinancial Corp. sr. notes 8 1/8s, 2008                     645,000
 ....................................................................................................
               1,260,000   Contifinancial Corp. sr. notes 7 1/2s, 2002                     945,000
 ....................................................................................................
               3,395,000   DTI Holdings Inc. sr. disc. notes,
                           stepped-coupon Ser. B, zero %
                           (12 1/2s, 03/01/03), 2008 (STP)                               1,239,175
 ....................................................................................................
               1,500,000   GS Escrow Corp. sr. notes 7 1/8s, 2005                        1,441,575
 ....................................................................................................
               2,280,000   Household Finance Corp. sr. unsub.
                           5 7/8s, 2009                                                  2,071,471
 ....................................................................................................
                 825,000   Imperial Credit Capital Trust I 144A
                           company guaranty 10 1/4s, 2002                                  668,250
 ....................................................................................................
                 185,000   Imperial Credit Industries, Inc. sr.
                           notes 9 7/8s, 2007                                              146,150
 ....................................................................................................
                 350,000   Investors Capital Trust I company
                           guaranty Ser. B, 9.77s, 2027                                    330,750
 ....................................................................................................
                 190,000   Nationwide Credit Inc. sr. notes
                           Ser. A, 10 1/4s, 2008                                           129,200
 ....................................................................................................
               1,580,000   RBF Finance 144A company guaranty
                           11s, 2006                                                     1,627,400
 ....................................................................................................
               1,000,000   Resource America Inc. 144A sr. notes
                           12s, 2004                                                       915,000
----------------------------------------------------------------------------------------------------
                                                                                        13,521,628
----------------------------------------------------------------------------------------------------
Food and Beverages (0.5%)
 ....................................................................................................
                 470,000   Ameriserve Food Co. company guaranty
                           10 1/8s, 2007                                                   394,800
 ....................................................................................................
                 100,000   Aurora Foods, Inc. sr. sub. notes
                           Ser. B, 9 7/8s, 2007                                            103,750
 ....................................................................................................
                 580,000   Aurora Foods, Inc. 144A ser. sub. notes
                           Ser. D, 9 7/8s, 2007                                            601,750
 ....................................................................................................
                 155,000   Doane Pet Care Co. sr. sub. notes
                           9 3/4s, 2007                                                    156,550
 ....................................................................................................
                 790,000   RAB Enterprises, Inc. company guaranty
                           10 1/2s, 2005                                                   497,700
 ....................................................................................................
               1,070,000   Triarc Consumer Products, Inc. 144A
                           sr. sub. notes 10 1/4s, 2009                                  1,037,900
 ....................................................................................................
                 580,000   Vlassic Foods Intl. Inc. 144A sr. sub. notes
                           10 1/4s, 2009                                                   572,025
----------------------------------------------------------------------------------------------------
                                                                                         3,364,475
----------------------------------------------------------------------------------------------------
Food Chains (0.1%)
 ....................................................................................................
                 850,000   Southland Corp. deb. Ser. A, 4 1/2s, 2004                       722,500
----------------------------------------------------------------------------------------------------
Gaming (1.7%)
 ....................................................................................................
                 710,000   Argosy Gaming Co. 144A sr. sub. notes
                           10 3/4s, 2009                                                   724,200
 ....................................................................................................
               1,230,000   Boyd Gaming Corp. sr. sub. notes
                           9 1/2s, 2007                                                  1,217,700
 ....................................................................................................
                 340,000   Circus Circus Enterprises, Inc. sr. notes
                           6.45s, 2006                                                     309,726
 ....................................................................................................
                 793,500   Colorado Gaming & Entertainment Co.
                           sr. notes 12s, 2003 (PIK)                                       761,760
 ....................................................................................................
                 810,000   Fitzgeralds Gaming Corp. company
                           guaranty Ser. B, 12 1/4s, 2004 (In default) (NON)               449,550
 ....................................................................................................
                 280,000   Harrahs Entertainment, Inc. company
                           guaranty 7 1/2s, 2009                                           271,359
 ....................................................................................................
               1,200,000   Hollywood Casino Corp. 144A
                           sec. notes 11 1/4s, 2007                                      1,200,000
 ....................................................................................................
                 410,000   Hollywood Park, Inc. company guaranty
                           Ser. B, 9 1/4s, 2007                                            402,825
 ....................................................................................................
                 840,000   Horseshoe Gaming Holdings 144A
                           sr. sub. notes 8 5/8s, 2009                                     812,700
 ....................................................................................................
               1,420,000   International Game Technology 144A
                           sr. notes 7 7/8s, 2004                                        1,391,600
 ....................................................................................................
                 520,000   Isle of Capri Black Hawk LLC 144A
                           1st mortgage Ser. B, 13s, 2004                                  577,200
 ....................................................................................................
                 500,000   Mohegan Tribal Gaming, Auth. sr. sub.
                           notes 8 3/4s, 2009                                              492,500
 ....................................................................................................
                 660,000   Mohegan Tribal Gaming, Auth. sr. notes
                           8 1/8s, 2006                                                    650,100
 ....................................................................................................
                 510,000   Park Place Entertainment sr. sub. notes
                           7 7/8s, 2005                                                    484,500
 ....................................................................................................
                 275,000   Players International Inc. sr. notes
                           10 7/8s, 2005                                                   291,500
 ....................................................................................................
                 700,000   PRT Funding Corp. sr. notes 11 5/8s,
                           2004 (In default) (NON)                                         315,000
 ....................................................................................................
               1,060,000   Trump Castle Funding 144A sub. notes
                           10 1/4s, 2003                                                 1,073,335
----------------------------------------------------------------------------------------------------
                                                                                        11,425,555
----------------------------------------------------------------------------------------------------
Health Care (1.4%)
 ....................................................................................................
                 210,000   Columbia/HCA Healthcare Corp. deb.
                           8.36s, 2024                                                     197,560
 ....................................................................................................
                 600,000   Columbia/HCA Healthcare Corp. notes
                           7s, 2007                                                        537,660
 ....................................................................................................
                 140,000   Columbia/HCA Healthcare Corp.
                           med. term notes 6.63s, 2045                                     131,054
 ....................................................................................................
                 350,000   Conmed Corp. company guaranty
                           9s, 2008                                                        346,938
 ....................................................................................................
                 600,000   Extendicare Health Services, Inc.
                           company guaranty 9.35s, 2007                                    447,000
 ....................................................................................................
                 530,000   Hudson Respiratory Care, Inc. sr. sub.
                           notes 9 1/8s, 2008                                              474,350
 ....................................................................................................
                 770,000   Integrated Health Services, Inc. sr. sub.
                           notes Ser. A, 9 1/2s, 2007                                      558,250
 ....................................................................................................
                 670,000   Integrated Health Services, Inc. sr. sub.
                           notes Ser. A, 9 1/4s, 2008                                      480,725
 ....................................................................................................
                 410,000   Lifepoint Hospital Holdings 144A sr. sub.
                           notes 10 3/4s, 2009                                             417,175
 ....................................................................................................
                 280,000   Mariner Post-Acute Network, Inc.
                           sr. sub. notes stepped-coupon Ser. B,
                           zero % (10 1/2s, 11/1/02), 2007 (STP)                            33,600
 ....................................................................................................
               1,395,000   Mariner Post-Acute Network, Inc. sr. sub.
                           notes Ser. B, 9 1/2s, 2007                                      237,150
 ....................................................................................................
                  30,000   MedPartners, Inc. sr. sub. notes
                           6 7/8s, 2000                                                     28,050
 ....................................................................................................
               1,465,000   Multicare Cos., Inc. sr. sub. notes 9s, 2007                    996,200
 ....................................................................................................
               1,040,000   Paracelsus Healthcare sr. sub. notes
                           10s, 2006                                                       811,200
 ....................................................................................................
                 285,000   Paragon Corp. Holdings, Inc. company
                           guaranty Ser. B, 9 5/8s, 2008                                   165,300
 ....................................................................................................
                 650,000   Quorum Health Group, Inc. sr. sub. notes
                           8 3/4s, 2005                                                    630,500
 ....................................................................................................
                 720,000   Sun Healthcare Group, Inc. 144A sr. sub.
                           notes 9 3/8s, 2008 (In default) (NON)                           108,000
 ....................................................................................................
                 745,000   Sun Healthcare Group, Inc. sr. sub. notes
                           Ser. B, 9 1/2s, 2007                                            111,750
 ....................................................................................................
                 350,000   Tenet Healthcare Corp. sr. sub. notes
                           8 5/8s, 2007                                                    341,250
 ....................................................................................................
                 585,000   Tenet Healthcare Corp. sr. notes
                           Ser. B, 8 1/8s, 2008                                            549,900
 ....................................................................................................
                 310,000   Tenet Healthcare Corp. sr. notes 8s, 2005                       300,700
 ....................................................................................................
                 410,000   Tenet Healthcare Corp. sr. notes
                           Ser. B, 7 5/8s, 2008                                            383,350
 ....................................................................................................
                 460,000   Triad Hospitals Holdings 144A sr. sub.
                           notes 11s, 2009                                                 466,900
----------------------------------------------------------------------------------------------------
                                                                                         8,754,562
----------------------------------------------------------------------------------------------------
Lodging (1.2%)
 ....................................................................................................
                 670,000   Epic Resorts LLC company guaranty
                           Ser. B, 13s, 2005                                               616,400
 ....................................................................................................
                 120,000   HMH Properties, Inc. sr. notes Ser. C,
                           8.45s, 2008                                                     113,400
 ....................................................................................................
               1,550,000   HMH Properties, Inc. company guaranty
                           Ser. B, 7 7/8s, 2008                                          1,422,125
 ....................................................................................................
               1,675,000   Host Marriott Travel Plaza sr. notes
                           Ser. B, 9 1/2s, 2005                                          1,675,000
 ....................................................................................................
                 450,000   Prime Hospitality Corp. sub. notes
                           9 3/4s, 2007                                                    445,500
 ....................................................................................................
               2,020,000   Starwood Hotels & Resorts notes
                           6 3/4s, 2003                                                  1,894,518
 ....................................................................................................
               1,500,000   Tanger Properties Ltd. partnership
                           gtd. notes 8 3/4s, 2001                                       1,500,075
----------------------------------------------------------------------------------------------------
                                                                                         7,667,018
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.4%)
 ....................................................................................................
                 480,000   ALARIS Medical Systems, Inc. company
                           guaranty 9 3/4s, 2006                                           475,200
 ....................................................................................................
                 625,000   Dade International, Inc. sr. sub. notes
                           Ser. B, 11 1/8s, 2006                                           656,250
 ....................................................................................................
                 250,000   Kinetic Concepts, Inc. company guaranty
                           Ser. B, 9 5/8s, 2007                                            222,500
 ....................................................................................................
                 450,000   Leiner Health Products sr. sub. notes
                           9 5/8s, 2007                                                    432,000
 ....................................................................................................
                 495,000   Mediq, Inc. deb. stepped-coupon
                           zero % (13s, 6/1/03), 2009 (STP)                                188,100
 ....................................................................................................
                 560,000   Mediq, Inc. company guaranty 11s, 2008                          436,800
----------------------------------------------------------------------------------------------------
                                                                                         2,410,850
----------------------------------------------------------------------------------------------------
Metals and Mining (0.5%)
 ....................................................................................................
                 640,000   Ameristeel Corp. company guaranty
                           Ser. B, 8 3/4s, 2008                                            641,600
 ....................................................................................................
                 345,000   Anker Coal Group, Inc. sr. notes
                           Ser. B, 9 3/4s, 2007 (In default) (NON)                         179,400
 ....................................................................................................
                 250,000   Armco, Inc. sr. notes 9s, 2007                                  258,750
 ....................................................................................................
                 325,000   Continental Global Group sr. notes
                           Ser. B, 11s, 2007                                               271,375
 ....................................................................................................
                 660,000   Lodestar Holdings, Inc. company
                           guaranty 11 1/2s, 2005                                          501,600
 ....................................................................................................
                 300,000   NL Industries, Inc. sr. notes 11 3/4s, 2003                     318,000
 ....................................................................................................
                 730,000   Weirton Steel Co. sr. notes 11 3/8s, 2004                       715,400
 ....................................................................................................
                 390,000   WHX Corp. sr. notes 10 1/2s, 2005                               376,350
----------------------------------------------------------------------------------------------------
                                                                                         3,262,475
----------------------------------------------------------------------------------------------------
Motion Picture Distribution (0.1%)
 ....................................................................................................
                 495,000   Cinemark USA, Inc. sr. sub. notes
                           9 5/8s, 2008 (Mexico)                                           487,575
 ....................................................................................................
               1,536,000   Diva Systems Corp. sr. disc. notes,
                           stepped-coupon Ser. B, zero %
                           (12 5/8s, 3/1/03), 2008 (STP)                                   445,440
----------------------------------------------------------------------------------------------------
                                                                                           933,015
----------------------------------------------------------------------------------------------------
Oil and Gas (1.3%)
 ....................................................................................................
                 550,000   Belco Oil & Gas Corp. company
                           guaranty Ser. B, 10 1/2s, 2006                                  573,375
 ....................................................................................................
                  70,000   Benton Oil & Gas Co. sr. notes
                           9 3/8s, 2007                                                     45,500
 ....................................................................................................
                 430,000   Eagle Geophysical, Inc. company
                           guaranty Ser. B, 10 3/4s, 2008                                  236,500
 ....................................................................................................
               1,310,000   Flores & Rucks, Inc. sr. sub. notes
                           9 3/4s, 2006                                                  1,347,663
 ....................................................................................................
                  90,000   Gothic Energy Corp. sr. disc. notes,
                           stepped-coupon Ser. B, zero %
                           (14 1/8s, 5/1/03), 2006 (STP)                                    31,500
 ....................................................................................................
                 410,000   Gothic Production Corp. company
                           guaranty Ser. B, 11 1/8s, 2005                                  348,500
 ....................................................................................................
                 590,000   Gulf Canada Resources Ltd. sr. sub.
                           notes 9 5/8s, 2005 (Canada)                                     601,800
 ....................................................................................................
                 440,000   Gulf Canada Resources, Ltd. sr. notes
                           8 3/8s, 2005 (Canada)                                           433,968
 ....................................................................................................
                 260,000   Leviathan Gas Corp. 144A sr. sub. notes
                           10 3/8s, 2009                                                   267,800
 ....................................................................................................
                 690,000   Ocean Energy, Inc. company guaranty
                           Ser. B, 8 7/8s, 2007                                            679,650
 ....................................................................................................
                 610,000   Ocean Energy, Inc. company guaranty
                           Ser. B, 8 3/8s, 2008                                            588,650
 ....................................................................................................
                 900,000   Petro Geo-Services ADR notes 7 1/2s,
                           2007 (Norway)                                                   897,984
 ....................................................................................................
                 580,000   Pogo Producing Co. sr. sub. notes
                           Ser. B, 8 3/4s, 2007                                            551,000
 ....................................................................................................
                 990,000   Seven Seas Petroleum sr. notes
                           Ser. B, 12 1/2s, 2005                                           504,900
 ....................................................................................................
               1,090,000   Vintage Petroleum sr. sub. notes
                           9 3/4s, 2009                                                  1,117,250
 ....................................................................................................
                 200,000   XCL Ltd. 144A company guaranty
                           13 1/2s, 2004                                                   124,000
----------------------------------------------------------------------------------------------------
                                                                                         8,350,040
----------------------------------------------------------------------------------------------------
Packaging and Containers (1.1%)
 ....................................................................................................
                 410,000   AEP Industries, Inc. sr. sub. notes
                           9 7/8s, 2007                                                    410,000
 ....................................................................................................
                 480,000   Ball Corp. company guaranty 7 3/4s, 2006                        470,400
 ....................................................................................................
               1,000,000   Consumers International 144A sr. notes
                           10 1/4s, 2005                                                 1,020,000
 ....................................................................................................
                 390,000   Huntsman Packaging Corp. company
                           guaranty 9 1/8s, 2007                                           382,200
 ....................................................................................................
               1,000,000   Jefferson Smurfit bank term loan,
                           8.65s, 2006                                                   1,001,250
 ....................................................................................................
                 980,000   Packaging Corp. 144A sr. sub. notes
                           9 5/8s, 2009                                                    989,800
 ....................................................................................................
                 844,214   Packaging Corp. bank term loan,
                           Ser. C, 6s, 2008                                                841,513
 ....................................................................................................
                 150,000   Radnor Holdings Inc. sr. notes 10s, 2003                        157,500
 ....................................................................................................
               1,690,000   Riverwood International Corp. company
                           guaranty 10 7/8s, 2008                                        1,639,300
 ....................................................................................................
                 450,000   Riverwood International Corp. company
                           guaranty 10 5/8s, 2007                                          459,000
----------------------------------------------------------------------------------------------------
                                                                                         7,370,963
----------------------------------------------------------------------------------------------------
Paper and Forest Products (0.6%)
 ....................................................................................................
               1,515,000   APP Finance II Mauritius Ltd. bonds
                           stepped-coupon 12s, (16s, 2/15/04),
                           2049 (Indonesia) (STP)                                          999,900
 ....................................................................................................
                 620,000   Impac Group Inc. company guaranty
                           Ser. B, 10 1/8s, 2008                                           589,000
 ....................................................................................................
                 545,000   Indah Kiat Financial Mauritius Ltd.
                           company guaranty 10s, 2007 (Indonesia)                          376,050
 ....................................................................................................
                 800,000   Pacifica Papers, Inc. 144A sr. notes
                           10s, 2009 (Canada)                                              824,000
 ....................................................................................................
                 655,000   Pindo Deli Finance Mauritius Ltd.
                           company guaranty 10 3/4s, 2007
                           (Indonesia)                                                     451,950
 ....................................................................................................
                 540,000   PT Pabrik Kertas Tjiwi Kimia company
                           guaranty 10s, 2004 (Indonesia)                                  388,800
 ....................................................................................................
                 370,000   Republic Group, Inc. sr. sub. notes
                           9 1/2s, 2008                                                    362,600
----------------------------------------------------------------------------------------------------
                                                                                         3,992,300
----------------------------------------------------------------------------------------------------
Pharmaceuticals (0.1%)
 ....................................................................................................
                 940,000   ICN Pharmaceuticals, Inc. 144A sr. notes
                           9 1/4s, 2005                                                    948,225
----------------------------------------------------------------------------------------------------
Photography (--%)
 ....................................................................................................
                 180,000   PX Escrow Corp. sr. disc. notes
                           stepped-coupon zero %
                           (9 5/8s, 2/1/02), 2006 (STP)                                    109,800
----------------------------------------------------------------------------------------------------
Publishing (0.6%)
 ....................................................................................................
                 400,000   American Media Operation, Inc. 144A
                           sr. sub. notes 10 1/4s, 2009                                    404,000
 ....................................................................................................
                 880,000   Garden State Newspapers, Inc. sr. sub.
                           notes Ser. B, 8 3/4s, 2009                                      836,000
 ....................................................................................................
                 610,000   Garden State Newspapers, Inc. 144A sr. sub.
                           notes 8 5/8s, 2011                                              570,350
 ....................................................................................................
               1,370,000   News America Inc. deb. 7 1/8s, 2028                           1,240,165
 ....................................................................................................
                 570,000   Perry-Judd company guaranty
                           10 5/8s, 2007                                                   570,000
 ....................................................................................................
                 128,274   Von Hoffman Press, Inc. 144A sr. sub.
                           notes 13 1/2s, 2009                                             122,502
 ....................................................................................................
                 160,000   Von Hoffman Press, Inc. 144A sr. sub.
                           notes 10 3/8s, 2007                                             160,000
----------------------------------------------------------------------------------------------------
                                                                                         3,903,017
----------------------------------------------------------------------------------------------------
Railroads (0.1%)
 ....................................................................................................
                 630,000   TFM S.A. de C.V. company guaranty
                           stepped-coupon zero %
                           (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                         371,700
 ....................................................................................................
                 125,000   TFM S.A. de C.V. company guaranty
                           10 1/4s, 2007 (Mexico)                                          110,000
----------------------------------------------------------------------------------------------------
                                                                                           481,700
----------------------------------------------------------------------------------------------------
Restaurants (0.1%)
 ....................................................................................................
                 500,000   FRD Acquisition Co. sr. notes Ser. B,
                           12 1/2s, 2004                                                   482,500
----------------------------------------------------------------------------------------------------
Retail (0.7%)
 ....................................................................................................
                 240,000   Home Interiors & Gifts, Inc. company
                           guaranty 10 1/8s, 2008                                          237,600
 ....................................................................................................
                 250,000   K mart Corp. deb. 7 3/4s, 2012                                  251,250
 ....................................................................................................
                 400,000   K mart Corp. med. term notes 8s, 2001                           396,616
 ....................................................................................................
                 460,000   Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                      450,800
 ....................................................................................................
                 800,000   Mothers Work, Inc. sr. notes 12 5/8s, 2005                      828,000
 ....................................................................................................
                 930,000   NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                      802,125
 ....................................................................................................
                 915,000   North Atlantic Trading Co. company
                           guaranty Ser. B, 11s, 2004                                      928,725
 ....................................................................................................
                 450,000   Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                       455,625
----------------------------------------------------------------------------------------------------
                                                                                         4,350,741
----------------------------------------------------------------------------------------------------
Satellite Services (0.1%)
 ....................................................................................................
                 320,000   Satelites Mexicanos S.A. de C.V. 144A
                           sr. notes 10 1/8s, 2004 (Mexico)                                252,800
 ....................................................................................................
                 650,000   Golden Sky Systems company guaranty
                           Ser. B, 12 3/8s, 2006                                           721,500
----------------------------------------------------------------------------------------------------
                                                                                           974,300
----------------------------------------------------------------------------------------------------
Semiconductors (0.4%)
 ....................................................................................................
               1,000,000   Amkor Technologies, Inc. 144A sr. notes
                           9 1/4s, 2006                                                    972,500
 ....................................................................................................
                 165,185   Cirent Semiconductor sr. sub. notes
                           10.22s, 2002                                                    166,011
 ....................................................................................................
                 189,531   Cirent Semiconductor 144A sr. sub.
                           notes 10.14s, 2004                                              191,426
 ....................................................................................................
                 446,527   Fairchild Semiconductor Corp. 144A
                           sr. sub. notes 11.74s, 2008 (PIK)                               435,364
 ....................................................................................................
                 340,000   Fairchild Semiconductor Corp. sr. sub.
                           notes 10 1/8s, 2007                                             329,800
 ....................................................................................................
                 640,000   Zilog, Inc. company guaranty Ser. B,
                           9 1/2s, 2005                                                    564,800
----------------------------------------------------------------------------------------------------
                                                                                         2,659,901
----------------------------------------------------------------------------------------------------
Shipping (0.2%)
 ....................................................................................................
                 180,000   International Shipholding Corp. sr.
                           notes 7 3/4s, 2007                                              165,600
 ....................................................................................................
                 745,000   Johnstown America Industries, Inc.
                           company guaranty Ser. C, 11 3/4s, 2005                          785,975
 ....................................................................................................
                 290,000   MC Shipping, Inc. sr. notes Ser. B,
                           11 1/4s, 2008                                                   203,000
----------------------------------------------------------------------------------------------------
                                                                                         1,154,575
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.1%)
 ....................................................................................................
                 540,000   Decora Industries, Inc. sr. sec. notes
                           Ser. B, 11s, 2005                                               518,400
----------------------------------------------------------------------------------------------------
Steel (0.4%)
 ....................................................................................................
               1,580,000   AK Steel Corp. 144A sr. notes
                           7 7/8s, 2009                                                  1,516,800
 ....................................................................................................
                 820,000   California Steel Industries 144A sr. notes
                           8 1/2s, 2009                                                    803,600
 ....................................................................................................
                 500,000   National Steel Corp. 1st mtge.
                           Ser. D, 9 7/8s, 2009                                            510,000
----------------------------------------------------------------------------------------------------
                                                                                         2,830,400
----------------------------------------------------------------------------------------------------
Telecommunications (5.8%)
 ....................................................................................................
                  60,000   21st Century Telecom Group, Inc.
                           sr. disc. notes stepped-coupon zero %
                           (12 1/4s, 2/15/03), 2008 (STP)                                   26,400
 ....................................................................................................
               1,290,000   Alaska Communications Systems 144A
                           sr. sub. notes 9 3/8s, 2009                                   1,241,625
 ....................................................................................................
                 540,000   Barak I.T.C. sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (12 1/2s, 11/15/02), 2007 (Israel) (STP)                        307,800
 ....................................................................................................
                 410,000   Bestel S.A. de C.V. sr. disc. notes
                           stepped-coupon zero %
                           (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                         262,400
 ....................................................................................................
                 410,000   Birch Telecommunications, Inc. sr. notes
                           14s, 2008                                                       391,550
 ....................................................................................................
                 420,000   Caprock Communications Corp.
                           sr. notes Ser. B, 12s, 2008                                     432,600
 ....................................................................................................
                 730,000   Caprock Communications Corp. 144A
                           sr. notes 11 1/2s, 2009                                         737,300
 ....................................................................................................
               1,870,000   Colt Telecommunications Group PLC
                           sr. disc. notes stepped-coupon zero %
                           (12s, 12/15/01), 2006
                           (United Kingdom) (STP)                                        1,542,750
 ....................................................................................................
               1,080,000   Covad Communications Group, Inc.
                           sr. disc. notes stepped-coupon Ser. B,
                           zero % (13 1/2s, 03/15/03), 2008 (STP)                          591,300
 ....................................................................................................
               1,130,000   Covad Communications Group Inc.
                           sr. notes 12 1/2s, 2009                                       1,087,625
 ....................................................................................................
               1,330,000   Econophone, Inc. 144A notes
                           stepped-coupon zero % (11s, 2/15/03),
                           2008 (STP)                                                      691,600
 ....................................................................................................
                 280,000   Esprit Telecom Group PLC sr. notes
                           11 1/2s, 2007 (United Kingdom)                                  294,000
 ....................................................................................................
               1,790,000   Firstworld Communication Corp.
                           sr. disc. notes stepped-coupon zero %
                           (13s, 4/15/03), 2008 (STP)                                      930,800
 ....................................................................................................
               1,080,000   Focal Communications Corp. sr. disc.
                           notes, stepped-coupon Ser. B, zero %
                           (12 1/8s, 02/15/03), 2008 (STP)                                 594,000
 ....................................................................................................
                 850,000   GST Equipment Funding sr. notes
                           13 1/4s, 2007                                                   918,000
 ....................................................................................................
               1,160,000   GST Telecommunications, Inc. company
                           guaranty stepped-coupon zero %
                           (13 7/8s, 12/15/00), 2005 (STP)                                 945,400
 ....................................................................................................
               1,510,000   GST Telecommunications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (10 1/2s, 5/1/03), 2008 (STP)                                   853,150
 ....................................................................................................
                 330,000   Hyperion Telecommunications Corp.,
                           Inc. sr. disc. notes stepped-coupon
                           Ser. B, zero % (13s, 4/15/01), 2003 (STP)                       272,250
 ....................................................................................................
                 595,000   Hyperion Telecommunications Corp.,
                           Inc. sr. notes Ser. B, 12 1/4s, 2004                            624,750
 ....................................................................................................
                 730,000   Hyperion Telecommunications Corp.
                           144A sr. sub. notes 12s, 2007                                   737,300
 ....................................................................................................
                 730,000   ICG Holdings, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (13 1/2s, 9/15/00), 2005 (Canada) (STP)                         642,400
 ....................................................................................................
                 330,000   ICG Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (10s, 02/15/03), 2008 (STP)                                     178,200
 ....................................................................................................
               1,940,000   ICG Services, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (9 7/8s, 5/1/03), 2008 (STP)                                  1,028,200
 ....................................................................................................
                 310,000   Intelcom Group (USA), Inc. company
                           guaranty stepped-coupon zero %
                           (12 1/2s, 5/1/01), 2006 (STP)                                   248,000
 ....................................................................................................
               1,520,000   Intermedia Communications, Inc.
                           sr. disc. notes stepped-coupon Ser. B,
                           zero % (11 1/4s, 7/15/02), 2007 (STP)                         1,079,200
 ....................................................................................................
                 130,000   Intermedia Communications, Inc.
                           sr. notes Ser. B, 8 7/8s, 2007                                  121,550
 ....................................................................................................
               2,130,000   Intermedia Communications, Inc.
                           sr. notes Ser. B, 8.6s, 2008                                  1,959,600
 ....................................................................................................
               2,100,000   International Cabletel, Inc. sr. notes
                           stepped-coupon Ser. B, zero %
                           (11 1/2s, 2/01/01), 2006 (STP)                                1,827,000
 ....................................................................................................
                 860,000   KMC Telecomunications 144A sr. notes
                           13 1/2s, 2009                                                   855,700
 ....................................................................................................
               2,450,000   KMC Telecom Holdings, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (12 1/2s, 2/15/03), 2008 (STP)                                1,286,250
 ....................................................................................................
               1,275,000   Knology Holdings, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (11 7/8s, 10/15/02), 2007 (STP)                                 739,500
 ....................................................................................................
                 250,000   MetroNet Communications Corp.
                           sr. disc. notes stepped-coupon zero %
                           (10 3/4s, 11/1/02), 2007 (Canada) (STP)                         195,000
 ....................................................................................................
               1,280,000   MetroNet Communications Corp. 144A
                           sr. notes 10 5/8s, 2008 (Canada)                              1,456,000
 ....................................................................................................
                 710,000   MetroNet Communications Corp.
                           sr. disc. notes stepped-coupon zero %
                           (9.95s, 6/15/03), 2008 (Canada) (STP)                           525,400
 ....................................................................................................
               1,180,000   Microcell Telecommunications sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (14s, 12/1/01), 2006 (Canada) (STP)                             955,800
 ....................................................................................................
                 100,000   Netia Holdings B.V. 144A company
                           guaranty stepped-coupon zero %
                           (11 1/4s, 11/1/01), 2007 (Poland) (STP)                          62,000
 ....................................................................................................
                 180,000   Netia Holdings B.V. 144A company
                           guaranty 10 1/4s, 2007 (Poland)                                 156,600
 ....................................................................................................
                 980,000   NorthEast Optic Network, Inc. sr. notes
                           12 3/4s, 2008                                                 1,009,400
 ....................................................................................................
                 580,000   NTL Communications Corp. sr. notes
                           Ser. B, 11 1/2s, 2008                                           635,100
 ....................................................................................................
                 500,000   NTL Inc. sr. notes Ser. B, 10s, 2007
                           (United Kingdom)                                                515,000
 ....................................................................................................
               1,035,000   Pathnet, Inc. sr. notes 12 1/4s, 2008                           579,600
 ....................................................................................................
               1,140,000   Primus Telecommunications Group, Inc.
                           sr. notes Ser. B, 9 7/8s, 2008                                1,100,100
 ....................................................................................................
               1,215,000   Qwest Communications International,
                           Inc. sr. disc. notes stepped-coupon
                           zero % (9.47s, 10/15/02), 2007 (STP)                            949,680
 ....................................................................................................
                 500,000   Qwest Communications International,
                           Inc. sr. disc. notes stepped-coupon
                           zero % (8.29s, 2/1/03), 2008 (STP)                              376,450
 ....................................................................................................
                 330,000   Qwest Communications International,
                           Inc. sr. notes Ser. B, 7 1/4s, 2008                             317,625
 ....................................................................................................
               1,190,000   Rhythms Netconnections, Inc. sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (13 1/2s, 5/15/03), 2008 (STP)                                  633,675
 ....................................................................................................
                 950,000   Startec Global Communications Corp.
                           sr. notes 12s, 2008                                             826,500
 ....................................................................................................
               1,060,000   Telecommunications Techniques, Inc.
                           company guaranty 9 3/4s, 2008                                 1,044,100
 ....................................................................................................
                 360,000   Telehub Communications Corp. company
                           guaranty stepped-coupon zero %
                           (13 7/8s, 7/31/02), 2005 (STP)                                  237,600
 ....................................................................................................
               1,080,000   Teligent, Inc. sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (11 1/2s, 3/1/03), 2008 (STP)                                   637,200
 ....................................................................................................
                 860,000   Teligent, Inc. sr. notes 11 1/2s, 2007                          847,100
 ....................................................................................................
                 660,000   WinStar Communications, Inc. sr. sub.
                           notes stepped-coupon zero %
                           (15s, 3/1/02), 2007 (STP)                                       765,600
 ....................................................................................................
                 670,000   WinStar Communications. Inc. sr. sub.
                           notes 11s, 2008                                                 589,600
 ....................................................................................................
                 850,000   WinStar Communications, Inc. sr. sub.
                           notes 10s, 2008                                                 756,500
----------------------------------------------------------------------------------------------------
                                                                                        38,619,830
----------------------------------------------------------------------------------------------------
Telephone Services (2.3%)
 ....................................................................................................
               1,390,000   BTI Telecom Corp. sr. notes 10 1/2s, 2007                     1,195,400
 ....................................................................................................
               1,360,000   Call-Net Enterprises, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (10.8s, 5/15/04), 2009 (Canada) (STP)                           748,000
 ....................................................................................................
               1,180,000   Call-Net Enterprises, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (9.27s, 8/15/02), 2007 (Canada) (STP)                           749,300
 ....................................................................................................
               1,200,000   Call-Net Enterprises, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (8.94s, 8/15/03), 2008 (Canada) (STP)                           669,000
 ....................................................................................................
                 540,000   Call-Net Enterprises, Inc. sr. notes
                           8s, 2008 (Canada)                                               480,600
 ....................................................................................................
                 315,000   Facilicom International sr. notes
                           Ser. B, 10 1/2s, 2008                                           245,700
 ....................................................................................................
               1,060,000   Flag Ltd. 144A sr. notes 8 1/4s,
                           2008 (Bermuda)                                                  988,450
 ....................................................................................................
                 276,000   ITC Deltacom, Inc. sr. notes 11s, 2007                          296,700
 ....................................................................................................
                 570,000   Logix Communications Enterprises
                           sr. notes 12 1/4s, 2008                                         513,000
 ....................................................................................................
                 260,000   Long Distance International, Inc.
                           sr. notes 12 1/4s, 2008                                         176,150
 ....................................................................................................
               1,500,000   McLeodUSA, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (10 1/2s, 3/1/02), 2007 (STP)                                 1,151,250
 ....................................................................................................
               1,200,000   McLeodUSA, Inc. 144A sr. notes
                           8 1/8s, 2009                                                  1,116,000
 ....................................................................................................
                 235,000   OnePoint Communications Corp. 144A
                           sr. notes 14 1/2s, 2008                                         126,900
 ....................................................................................................
               1,387,000   RSL Communications, Ltd. company
                           guaranty 12 1/4s, 2006                                        1,449,415
 ....................................................................................................
                 430,000   RSL Communications, Ltd. 144A
                           10 1/2s, 2008                                                   424,625
 ....................................................................................................
                 140,000   RSL Communications, Ltd. company
                           guaranty 9 1/8s, 2008                                           127,750
 ....................................................................................................
                 730,000   Sprint Spectrum L.P. sr. disc. notes
                           stepped-coupon zero %
                           (12 1/2s, 8/15/01), 2006 (STP)                                  664,796
 ....................................................................................................
                 250,000   Sprint Spectrum L.P. sr. notes 11s, 2006                        283,705
 ....................................................................................................
                 210,000   Transtel S.A. 144A pass-through
                           certificates 12 1/2s, 2007 (Colombia)                           119,700
 ....................................................................................................
                 600,000   US Xchange LLC sr. notes 15s, 2008                              618,000
 ....................................................................................................
                 210,000   Versatel Telecom B.V. sr. notes
                           13 1/4s, 2008 (Netherlands)                                     217,350
 ....................................................................................................
                 440,000   Versatel Telecom B.V. sr. notes
                           13 1/4s, 2008 (Netherlands)                                     455,400
 ....................................................................................................
                 730,000   Viatel, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (12 1/2s, 4/15/03), 2008 (STP)                                  467,200
 ....................................................................................................
               1,470,000   Viatel, Inc. sr. notes 11 1/4s, 2008                          1,492,050
----------------------------------------------------------------------------------------------------
                                                                                        14,776,441
----------------------------------------------------------------------------------------------------
Textiles (0.2%)
 ....................................................................................................
                 790,000   Galey & Lord, Inc. company guaranty
                           9 1/8s, 2008                                                    521,400
 ....................................................................................................
                 350,000   Polymer Group, Inc. company guaranty
                           Ser. B, 9s, 2007                                                335,125
 ....................................................................................................
                 280,000   Polymer Group, Inc. company guaranty
                           Ser. B, 8 3/4s, 2008                                            265,300
----------------------------------------------------------------------------------------------------
                                                                                         1,121,825
----------------------------------------------------------------------------------------------------
Transportation (0.1%)
 ....................................................................................................
                 370,000   Kitty Hawk, Inc. company guaranty
                           9.95s, 2004                                                     364,450
----------------------------------------------------------------------------------------------------
Utilities (0.5%)
 ....................................................................................................
                 380,000   CMS Energy Corp. sr. notes 8 1/8s,
                           2002                                                            387,000
 ....................................................................................................
               1,120,000   CMS Energy Corp. pass-through
                           certificates 7s, 2005                                         1,070,272
 ....................................................................................................
                 330,000   CMS Energy Corp. sr. notes Ser. B,
                           6 3/4s, 2004                                                    317,054
 ....................................................................................................
                 330,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. F, 7 5/8s, 2005                                            332,056
 ....................................................................................................
                 350,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. E, 7 3/8s, 2003                                            355,992
 ....................................................................................................
                 940,000   Public Service Co. of New Mexico
                           sr. notes Ser. A, 7.1s, 2005                                    933,608
----------------------------------------------------------------------------------------------------
                                                                                         3,395,982
----------------------------------------------------------------------------------------------------
Wireless Communications (0.2%)
 ....................................................................................................
                 325,000   American Mobile Satellite Corp.
                           company guaranty 12 1/4s, 2008                                  248,625
 ....................................................................................................
                 330,000   Clearnet Communications, Inc.
                           sr. disc. notes stepped-coupon zero %
                           (14 3/4s, 12/15/00), 2005 (STP)                                 300,300
 ....................................................................................................
                  60,000   Orbital Imaging Corp. 144A sr. notes
                           11 5/8s, 2005                                                    54,600
 ....................................................................................................
                 500,000   Orbital Imaging Corp. sr. notes
                           Ser. B, 11 5/8s, 2005                                           455,000
 ....................................................................................................
                 215,000   Paging Network Do Brasil sr. notes
                           13 1/2s, 2005 (Brazil)                                           88,150
 ....................................................................................................
                 730,000   Telecorp PCS Inc. 144A sr. disc.
                           notes  stepped-coupon zero %
                           (11 5/8s, 4/15/04), 2009 (STP)                                  408,800
----------------------------------------------------------------------------------------------------
                                                                                         1,555,475
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $319,562,528)                                        $297,283,241
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (20.6%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
U.S. Government Agency Obligations (8.2%)
 ....................................................................................................
              $1,124,337   Federal Home Loan Mortgage Corp. 7s,
                           July 1, 2012                                                 $1,128,902
 ....................................................................................................
                           Federal National Mortgage Association
                           Pass-Through Certificates
 ....................................................................................................
                 884,517     7s, Dwarf, with due dates from
                             December 1, 2010 to January 1, 2013                           887,550
 ....................................................................................................
               4,015,627     6 1/2s, with due dates from
                             November 1, 2025 to
                             November 1, 2028                                            3,874,086
 ....................................................................................................
                 294,034     6 1/2s, Dwarf, August 1, 2010                                 289,714
 ....................................................................................................
                           Government National Mortgage
                           Association Pass-Through Certificates
 ....................................................................................................
               6,117,244     8s, with due dates from
                             November 15, 2024 to
                             February 15, 2028                                           6,292,113
 ....................................................................................................
               4,205,882     7 1/2s, with due dates from
                             January 15, 2023 to August 15, 2025                         4,251,851
 ....................................................................................................
              14,825,643     7s, with due dates from
                             March 15, 2023 to July 15, 2028                            14,646,146
 ....................................................................................................
              23,800,537     6 1/2s, with due dates from
                             February 15, 2027 to May 15, 2029                          23,023,247
----------------------------------------------------------------------------------------------------
                                                                                        54,393,609
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (12.4%)
 ....................................................................................................
                           U.S. Treasury Bonds
 ....................................................................................................
               6,670,000     6 5/8s, February 15, 2027                                   7,044,120
 ....................................................................................................
               1,525,000     5 1/4s, November 15, 2028                                   1,351,775
 ....................................................................................................
                           U.S. Treasury Notes
 ....................................................................................................
               2,980,000     5 1/2s, May 15, 2009                                        2,911,073
 ....................................................................................................
              60,243,000     5 1/4s, May 15, 2004 (SEG)                                 59,198,386
 ....................................................................................................
               5,365,000     5 1/4s, May 31, 2001                                        5,339,838
 ....................................................................................................
                 135,000     4 7/8s, March 31, 2001                                        133,628
 ....................................................................................................
               4,095,000     4 3/4s, November 15, 2008                                   3,760,357
 ....................................................................................................
               1,900,000     4 1/4s, November 15, 2003                                   1,794,018
----------------------------------------------------------------------------------------------------
                                                                                        81,533,195
----------------------------------------------------------------------------------------------------
                           Total U.S. Government and
                           Agency Obligations
                           (cost $136,800,931)                                        $135,926,804
----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (10.5%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
USD            2,050,000   Brazil (Government of) bonds 11 5/8s, 2004                   $1,909,165
 ....................................................................................................
CAD           14,290,000   Canada (Government of) bonds
                           Ser. WL43, 5 3/4s, 2029                                       9,962,712
 ....................................................................................................
CAD            6,810,000   Canada (Government of) bonds
                           Ser. WB60, 7 1/4s, 2007                                       5,141,552
 ....................................................................................................
USD            1,215,000   Colombia (Republic of) 9 3/4s, 2009                           1,002,375
 ....................................................................................................
USD              465,000   Colombia (Republic of) 8 5/8s, 2008                             360,375
 ....................................................................................................
SEK          162,500,000   Sweden (Government of) bonds
                           Ser. 1041, 6 3/4s, 2014                                      21,746,097
 ....................................................................................................
SEK           18,600,000   Sweden (Government of) bonds
                           Ser. 1035, 6s, 2005                                           2,339,518
 ....................................................................................................
RUB           21,625,000   U.S. Dollar GKO Pass-Through
                           Structured Note 1999 (Issued by
                           Deutsche Bank. The principal USD
                           is linked to the bid price for the
                           Russian Treasury Bill at maturity,
                           and the change in the spot rate of
                           the Russian Ruble from issue date),
                           zero %, 1999 (In default) (NON)                                  26,747
 ....................................................................................................
GBP           12,905,000   United Kingdom Treasury bonds 8s, 2000                       21,178,094
 ....................................................................................................
GBP            4,265,000   United Kingdom Treasury bonds
                           Ser. 85, 9 3/4s, 2002                                         7,540,696
 ....................................................................................................
USD            5,475,000   United Mexican States bonds
                           10 3/8s, 2009                                                 5,584,500
 ....................................................................................................
USD            2,445,000   United Mexican States bonds
                           9 3/4s, 2005                                                  2,438,888
----------------------------------------------------------------------------------------------------
                           Total Foreign Government
                           Bonds and Notes (cost $85,636,265)                          $79,230,719
----------------------------------------------------------------------------------------------------
BRADY BONDS (8.4%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $7,350,000   Argentina (Republic of) 11 3/4s, 2009                        $6,651,750
 ....................................................................................................
              31,794,448   Brazil (Government of) disc. bonds
                           FRB 8s, 2014 (POR)                                           20,507,419
 ....................................................................................................
               2,760,000   Brazil (Government of) disc. bonds
                           FRB 5 7/8s, 2024                                              1,742,388
 ....................................................................................................
               6,855,000   Bulgaria (Government of) Ser. A, FRB,
                           2 1/2s, 2012                                                  4,087,294
 ....................................................................................................
               6,965,000   Bulgaria (Government of)
                           FRB Ser. A, 6.688s, 2024                                      4,718,788
 ....................................................................................................
              18,880,000   United Mexican States Sec. Ser. B,
                           6 1/4s, 2019                                                 13,924,000
 ....................................................................................................
               5,050,000   Venezuela (Government of) deb.
                           Ser. W-A, 6 3/4s, 2020                                        3,471,875
----------------------------------------------------------------------------------------------------
                           Total Brady Bonds (cost $59,683,997)                        $55,103,514
----------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.2%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
                           Commercial Mortgage Acceptance Corp.
 ....................................................................................................
              $1,770,000     Ser. 97-ML1, Class D, 7.11s, 2030                          $1,713,581
 ....................................................................................................
                 869,944     Ser. 98-C2, Class A1, 5.8s, 2006                              842,758
 ....................................................................................................
               2,145,000     Ser. 98-C2, Class D, 6.757s, 2009                           2,012,948
 ....................................................................................................
               1,575,000   Countrywide Home Loan Ser. 98-3,
                           Class A5, 6 3/4s, 2028                                        1,516,184
 ....................................................................................................
               1,980,000   Countrywide Mortgage Backed
                           Securities, Inc. Ser. 93-C, Class A8,
                           6 1/2s, 2024                                                  1,848,350
 ....................................................................................................
                           Fannie Mae Strip
 ....................................................................................................
               8,040,219     Ser. 281, Class 2, Interest
                             Only (IO) 9s, 2026                                          2,040,206
 ....................................................................................................
                           First Union-Lehman Brothers
                           Commercial Mortgage Co.
 ....................................................................................................
               2,070,000     Ser. 98-C2, Class D, 6.778s, 2013                           1,877,716
 ....................................................................................................
              36,699,236     Ser. 98-C2, IO 0.816s, 2028                                 1,413,494
 ....................................................................................................
                           Freddie Mac
 ....................................................................................................
                 675,000     Ser. 2040, Class PE, 7 1/2s, 2028                             682,918
 ....................................................................................................
                 530,000     Ser. 1439, Class I, 7 1/2s, 2022                              542,339
 ....................................................................................................
               1,361,390     Ser. 2113, Class ZM, 6 1/2s, 2028                           1,246,523
 ....................................................................................................
                 745,302     Ser. 1717, Class L, 6 1/2s, 2024                              734,996
 ....................................................................................................
                           Freddie Mac Strip
 ....................................................................................................
               9,065,000     Ser. 2089, Class PI, IO, 7s, 2023                           1,757,236
 ....................................................................................................
                 122,157     Ser. 201, IO, 6s, 2029                                         38,441
 ....................................................................................................
                 925,000   GE Capital Mortgage Services, Inc.
                           Ser. 98-11, Class 2A4, 6 3/4s, 2028                             877,594
 ....................................................................................................
                           GMAC Commercial Mortgage
                           Securities Inc.
 ....................................................................................................
               6,650,000     Ser. 98-C2, Class D, 6 1/2s, 2031                           6,086,309
 ....................................................................................................
              10,205,080     Ser. 98-C2, Class X, IO, 0.629s, 2031                         419,365
 ....................................................................................................
                 855,000   Government National Mortgage
                           Association Ser. 97-8, Class PE,
                           7 1/2s, 2027                                                    882,654
 ....................................................................................................
               1,055,000   GS Mortgage Securities Corp. II
                           Ser. 98-GLII, Class D, 7.191s, 2031                             982,139
 ....................................................................................................
                           Merrill Lynch Mortgage Investors, Inc.
 ....................................................................................................
                 499,000     Ser. 98-C2, Class D, 7.116s, 2030                             477,637
 ....................................................................................................
              17,720,382     Ser. 98-C2, IO, 1.579s, 2030                                1,320,722
 ....................................................................................................
               3,537,605     Ser. 96-C2, IO, 1.5239s, 2028                                 254,683
 ....................................................................................................
                           Morgan Stanley Capital I
 ....................................................................................................
              18,586,037     Ser. 98-HF1, Class X, IO, 1.202s, 2018                      1,025,136
 ....................................................................................................
                 595,000     Ser. 98-XL1, Class E, 6.989s, 2030                            573,501
 ....................................................................................................
               7,603,809   Mortgage Capital Funding, Inc.
                           Ser. 97-MC2, Class X, IO, 1.571s, 2012                          550,385
 ....................................................................................................
               1,188,836   PNC Mortgage Securities Corp.
                           Ser. 97-6, Class A2, 6.6s, 2027                               1,196,254
 ....................................................................................................
                 390,119   Prudential Home Mortgage Securities
                           Ser. 93-57, Class A4, 5.9s, 2023                                387,638
 ....................................................................................................
                 730,222   Rural Housing Trust Ser. 87-1, Class
                           D, 6.33s, 2026                                                  717,290
----------------------------------------------------------------------------------------------------
                           Total Collateralized Mortgage Obligations
                           (cost $35,322,829)                                          $34,018,997
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (2.9%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                     181   21st Century Telecom Group 144A
                           13.75% cum. pfd. (PIK)                                          $90,500
 ....................................................................................................
                  10,649   AmeriKing, Inc. $3.25 pfd. (PIK)                                244,927
 ....................................................................................................
                   3,104   Capstar Broadcasting, Inc. 144A
                           $12.00 pfd. (PIK)                                               364,720
 ....................................................................................................
                   2,991   Capstar Communications, Inc. Ser. E,
                           $12.625 cum. pfd. (PIK)                                         370,884
 ....................................................................................................
                  36,699   CGA Group Ltd. 144A Ser. A,
                           $13.75pfd. (PIK)                                              1,009,223
 ....................................................................................................
                   6,390   Chevy Chase Capital Corp. Ser. A,
                           $5.188 pfd. (PIK)                                               338,670
 ....................................................................................................
                   5,087   Citadel Broadcasting Inc. 144A
                           $13.25 cum. pfd. (PIK)                                          590,092
 ....................................................................................................
                     351   Concentric Network Corp. Ser. B,
                           13.50% pfd. (PIK)                                               333,450
 ....................................................................................................
                  14,954   CSC Holdings, Inc. Ser. M,
                           $11.125 cum. pfd. (PIK)                                       1,689,802
 ....................................................................................................
                  22,720   Diva Systems Corp. Ser. C, $6.00 pfd.                           136,320
 ....................................................................................................
                  34,000   Diva Systems Corp. Ser. D, $6.00 pfd.                           204,000
 ....................................................................................................
                     920   Dobson Communications 144A
                           $13.00 pfd. (PIK)                                               901,600
 ....................................................................................................
                     599   Dobson Communications Corp. 144A
                           $12.25 pfd. (PIK)                                               539,100
 ....................................................................................................
                     310   First Republic 144A $10.50 pfd.                                 325,500
 ....................................................................................................
                  10,600   Fitzgeralds Gaming $3.75 cum. pfd.                               21,200
 ....................................................................................................
                 475,000   Fresenius Medical Capital Trust I
                           company guaranty Ser. D,
                           9.00% pfd. (Germany)                                            510,625
 ....................................................................................................
                 720,000   Fresenius Medical Capital Trust II
                           company guaranty
                           7.875% pfd. (Germany)                                           702,000
 ....................................................................................................
                  12,880   Global Crossing Holdings 144A
                           $10.50 pfd. (PIK)                                             1,352,400
 ....................................................................................................
                   2,053   ICG Holdings, Inc. $14.25 pfd. (Canada)                       1,981,145
 ....................................................................................................
                     741   Intermedia Communication Ser. B,
                           13.50% pfd. (PIK)                                               726,180
 ....................................................................................................
                     863   IXC Communications, Inc. $12.50 pfd. (PIK)                      828,480
 ....................................................................................................
                  40,000   Loewen Group, Inc. Ser. A, $2.36 pfd.                            80,000
 ....................................................................................................
                     585   NEXTEL Communications, Inc. Ser. D,
                           13.00% cum. pfd. (PIK)                                          640,575
 ....................................................................................................
                  17,260   Nextlink Communications, Inc. 144A
                           $7.00 cum. pfd. (PIK)                                           871,630
 ....................................................................................................
                     159   Paxson Communications Corp. 13.25%
                           cum. pfd. (PIK)                                               1,431,000
 ....................................................................................................
                  19,997   Public Service Co. of New Hampshire
                           $2.65 1st mtge. pfd.                                            499,925
 ....................................................................................................
                     640   R& B Falcon Corp. $1.387 cum. pfd.                              652,800
 ....................................................................................................
                   1,034   Spanish Broadcasting Systems
                           14.25% cum. pfd. (PIK)                                        1,121,890
 ....................................................................................................
                     715   WinStar Communications, Inc. 144A
                           $14.25 cum. pfd. (PIK)                                          579,150
----------------------------------------------------------------------------------------------------
                           Total Preferred Stocks
                           (cost $20,506,373)                                          $19,137,788
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.7%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $1,034,000   Chemical Master Credit Card Trust
                           Ser. 95-2, Class A, 6.23s, 2003                              $1,038,839
 ....................................................................................................
                 525,000   Contimortgage Home Equity Loan Trust
                           Ser. 97-1, Class M2, 7.67s, 2028                                509,906
 ....................................................................................................
               2,385,000   Green Tree Financial Corp. Ser. 98-2,
                           Class A5, 6.24s, 2016                                         2,376,895
 ....................................................................................................
                 518,088   Green Tree Recreational Equipment &
                           Cons. Ser. 97-B, Class A1, 6.55s, 2028                          519,808
----------------------------------------------------------------------------------------------------
                           Total Asset-Backed Securities
                           (cost $4,494,296)                                            $4,445,448
----------------------------------------------------------------------------------------------------
UNITS (0.3%) (a)
----------------------------------------------------------------------------------------------------
Number of Units                                                                                Value
 ....................................................................................................
                     840   Australis Media, Ltd. units
                           stepped-coupon zero %
                           (15 3/4s, 5/15/00), 2003 (In default)
                           (Australia) (STP) (NON)                                          $8,400
 ....................................................................................................
                     750   Network Plus Corp. units pfd.
                           13 1/4s, 2009                                                   766,875
 ....................................................................................................
                     760   Pegasus Shipping 144A units company
                           guaranty stepped-coupon zero %
                           (14 1/2s, 6/20/03), 2008 (Bermuda) (STP)                        258,400
 ....................................................................................................
                     750   Signature Brands USA, Inc. units
                           13s, 2002                                                       825,000
 ....................................................................................................
                     650   XCL Ltd. units sr. sec. notes 13 1/2s, 2004                     403,000
 ....................................................................................................
                   2,800   XCL Ltd. 144A units cum. pfd. zero % (PIK)                       39,200
----------------------------------------------------------------------------------------------------
                           Total Units (cost $3,548,881)                                $2,300,875
----------------------------------------------------------------------------------------------------
COMMON STOCKS (0.6%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                   1,590   Allegiance Telecom, Inc. (NON)                                  $87,251
 ....................................................................................................
                     200   AmeriKing, Inc. (NON)                                             8,000
 ....................................................................................................
                  69,601   Celcaribe                                                        43,500
 ....................................................................................................
                 201,624   Celcaribe S.A. 144A (Colombia)                                  352,842
 ....................................................................................................
                  14,720   CellNet Data Systems, Inc. (NON)                                132,480
 ....................................................................................................
                   9,224   Chesapeake Energy Corp.                                          27,096
 ....................................................................................................
                  20,830   Fitzgerald Gaming Corp.                                          10,415
 ....................................................................................................
                   4,852   Hedstrom Holdings, Inc. 144A (NON)                                4,852
 ....................................................................................................
                     233   Mothers Work, Inc. (NON)                                          3,029
 ....................................................................................................
                   3,541   NEXTEL Communications, Inc. Class A (NON)                       177,714
 ....................................................................................................
                     215   Paging Do Brazil Holdings Co., LLC
                           144A Class B (Brazil)                                                 2
 ....................................................................................................
                      61   Premium Holdings (L.P.) 144A                                        229
 ....................................................................................................
                  40,637   Price Communications Corp. (NON)                                609,558
 ....................................................................................................
                  52,810   PSF Holdings LLC Class A (NON)                                  646,923
 ....................................................................................................
                     178   Spanish Broadcasting System, Inc. (NON)                         106,572
 ....................................................................................................
                   5,939   Viatel, Inc. (NON)                                              333,326
 ....................................................................................................
                  24,180   WinStar Communications. Inc. (NON)                            1,178,775
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $3,490,074)                                            $3,722,564
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.4%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                   3,400   Chancellor Media Corp. $3.00 cv. cum. pfd.                     $374,425
 ....................................................................................................
                   2,910   Chesapeake Energy Corp. $3.50 cv.
                           cum. pfd.                                                        70,931
 ....................................................................................................
                  24,670   Global Telesystems, Inc. 144A $3.625
                           cv. pfd.                                                      1,615,885
 ....................................................................................................
                  20,000   Kelly Oil & Gas Corp. $2.625 cv. pfd.                           100,000
 ....................................................................................................
                      30   Paxson Communications Corp. 144A
                           $9.75 cv. pfd. (PIK)                                            300,000
 ....................................................................................................
                     553   XCL Ltd 144A Ser. A, $9.50 cv. cum. pfd.                          7,742
----------------------------------------------------------------------------------------------------
                           Total Convertible Preferred Stocks
                           (cost $2,601,031)                                            $2,468,983
----------------------------------------------------------------------------------------------------
WARRANTS (0.3%) (a) (NON)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                     Expiration Date         Value
 ....................................................................................................
                     325   American Mobile
                           Satellite Corp.                                  4/1/08         $13,000
 ....................................................................................................
                     410   Bestel S.A. (Mexico)                            5/15/05             820
 ....................................................................................................
                     410   Birch Telecommunications,
                           Inc. 144A (PIK)                                 6/15/08           2,050
 ....................................................................................................
                   2,575   Cellnet Data Systems, Inc.                      10/1/07          59,225
 ....................................................................................................
                  36,500   CGA Group Ltd. 144A                             2/11/07             730
 ....................................................................................................
                     395   Club Regina, Inc. 144A                          12/1/04             395
 ....................................................................................................
                     370   Colt Telecommunications
                           Group PLC                                      12/31/06         148,000
 ....................................................................................................
                   1,100   Comunicacion Cellular
                           144A (Colombia)                                11/15/03          66,000
 ....................................................................................................
                   6,075   Consorcio Ecuatoriano
                           144A (Ecuador)                                  10/1/00             608
 ....................................................................................................
                   1,240   Decrane Holdings                                9/30/08               0
 ....................................................................................................
                     515   Diva Systems Corp.                              5/15/06         124,630
 ....................................................................................................
                   4,608   Diva Systems Corp.                               3/1/08          55,296
 ....................................................................................................
                  12,400   DTI Holdings Inc.                                3/1/08             124
 ....................................................................................................
                      10   E. Spire Communications, Inc.                   11/1/05             150
 ....................................................................................................
                     670   Epic Resorts                                    6/15/05               7
 ....................................................................................................
                     375   Esat Holdings, Inc. (Ireland)                    2/1/07          26,625
 ....................................................................................................
                   1,790   Firstworld Communication                        4/15/08          89,500
 ....................................................................................................
                     300   Globalstar Telecommunications                   2/15/04          16,500
 ....................................................................................................
                     750   Hyperion Telecommunications
                           Corp. 144A                                      4/15/01          57,469
 ....................................................................................................
                   5,181   ICG Communications, Inc.                       10/15/05          99,734
 ....................................................................................................
                     650   Interact Systems, Inc.                           8/1/03               7
 ....................................................................................................
                     400   Intermedia Communications, Inc.                  6/1/00          26,000
 ....................................................................................................
                     270   International Wireless
                           Communications Holdings 144A                    8/15/01               1
 ....................................................................................................
                     650   Iridium World Com 144A                          7/15/05             325
 ....................................................................................................
                   1,750   KMC Telecom Holdings, Inc.                      4/15/08           5,250
 ....................................................................................................
                   1,035   Knology Holdings, Inc. 144A                    10/15/07           2,329
 ....................................................................................................
                     260   Long Distance
                           International, Inc. 144A                        4/13/08             520
 ....................................................................................................
                   1,660   McCaw International Ltd.                        4/15/07           6,640
 ....................................................................................................
                     495   Mediq Inc. 144A                                  6/1/09               5
 ....................................................................................................
                   4,185   Mexico-United Mexican States                    2/18/00         259,470
 ....................................................................................................
                   1,135   MGC Communications,
                           Inc. 144A                                       10/1/04         131,660
 ....................................................................................................
                     235   OnePoint Communications, Corp.                   6/1/08             235
 ....................................................................................................
                     500   Orbital Imaging Corp. 144A                       3/1/05          15,000
 ....................................................................................................
                     585   Orion Network Systems                           1/15/07           6,874
 ....................................................................................................
                     460   Pagemart, Inc. 144A                            12/31/03           3,680
 ....................................................................................................
                     795   Pathnet, Inc. 144A                              4/15/08           7,950
 ....................................................................................................
                     960   Paxson Communications
                           Corp. 144A                                      6/30/03              10
 ....................................................................................................
                   4,194   President Riverboat Casinos, Inc.               9/30/99             126
 ....................................................................................................
                   4,760   Rhythms Netconnections,
                           Inc. 144A                                       5/15/08         800,346
 ....................................................................................................
                     950   Startec Global
                           Communications Corp.                            5/15/08             950
 ....................................................................................................
                     235   Sterling Chemicals Holdings                     8/15/08           3,525
 ....................................................................................................
                     360   Telehub Communications Corp.                    7/31/05          10,800
 ....................................................................................................
                   1,390   UIH Australia/Pacific, Inc. 144A                5/15/06           2,780
 ....................................................................................................
                     650   Versatel Telecom B.V. 144A
                           (Netherlands)                                   5/15/08          32,500
----------------------------------------------------------------------------------------------------
                           Total Warrants (cost $780,223)                               $2,077,846
----------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.2%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
                $500,000   Corporate Express, Inc. cv. notes
                           4 1/2s, 2000                                                   $463,750
 ....................................................................................................
                 145,000   GST Telecommunications, Inc. cv. sr.
                           disc. notes stepped-coupon zero %,
                           (13 7/8s, 12/15/00), 2005 (STP)                                 166,750
 ....................................................................................................
                 450,000   HEALTHSOUTH Corp. cv. sub. deb.
                           3 1/4s, 2003                                                    376,313
 ....................................................................................................
                 500,000   Integrated Device Technology, Inc.
                           cv. sub. notes 5 1/2s, 2002                                     405,000
----------------------------------------------------------------------------------------------------
                           Total Convertible Bonds and Notes
                           (cost $1,305,870)                                            $1,411,813
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.3%) (a) (cost $8,625,000)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $8,625,000   Interest in $487,755,000 joint repurchase
                           agreement dated June 30, 1999 with
                           S.B.C. Warburg, Inc., due July 1, 1999
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $8,626,150 for an effective yield of 4.80%                   $8,625,000
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $682,358,298) (b)                                    $645,753,592
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 1999 (Unaudited)
(aggregate face value $107,625,663)
----------------------------------------------------------------------------------------------------
                                                                                         Unrealized
                                Market           Aggregate          Delivery           Appreciation/
                                 Value          Face Value              Date           (Depreciation)
 ....................................................................................................
British Pounds             $29,537,772         $30,073,696           9/15/99               $535,924
 ....................................................................................................
Canadian Dollar             15,427,048          15,423,401           9/15/99                 (3,647)
 ....................................................................................................
Euro Dollar                  6,852,785           6,842,839           9/15/99                 (9,946)
 ....................................................................................................
Japanese Yen                39,167,500          39,907,430           9/16/99                739,930
 ....................................................................................................
Swedish Krona               15,284,652          15,378,297           9/15/99                 93,645
----------------------------------------------------------------------------------------------------
                                                                                         $1,355,906
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at June 30, 1999 (Unaudited)
(aggregate face value $73,382,212)
----------------------------------------------------------------------------------------------------
                                                                                         Unrealized
                                Market           Aggregate          Delivery           Appreciation/
                                 Value          Face Value              Date           (Depreciation)
 ....................................................................................................
Australian Dollars          $3,393,613          $3,302,117           9/15/99                $91,496
 ....................................................................................................
Danish Krone                 1,530,831           1,541,026           9/15/99                (10,195)
 ....................................................................................................
Euro Dollar                 23,959,677          23,998,166           9/15/99                (38,489)
 ....................................................................................................
Japanese Yen                43,669,169          44,540,903           9/16/99               (871,734)
----------------------------------------------------------------------------------------------------
                                                                                          $(828,922)
----------------------------------------------------------------------------------------------------
Futures Contracts Outstanding at June 30, 1999 (Unaudited)
----------------------------------------------------------------------------------------------------
                                                 Aggregate        Expiration             Unrealized
                           Total Value          Face Value              Date           Appreciation
 ....................................................................................................
U.S. Treasury Bond
(short)                       $927,250            $929,549           9/21/99                 $2,299
----------------------------------------------------------------------------------------------------
Diversification by Country (Unaudited)
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 1999: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Argentina                                                                                      1.1%
 ....................................................................................................
Brazil                                                                                         3.9
 ....................................................................................................
Bulgaria                                                                                       1.4
 ....................................................................................................
Canada                                                                                         4.1
 ....................................................................................................
Mexico                                                                                         3.7
 ....................................................................................................
Sweden                                                                                         3.7
 ....................................................................................................
United Kingdom                                                                                 5.2
 ....................................................................................................
United States                                                                                 73.8
 ....................................................................................................
Other                                                                                          3.1
----------------------------------------------------------------------------------------------------
Total                                                                                        100.0%
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT The George Putnam Fund of Boston

Portfolio of investments owned
June 30, 1999 (Unaudited)
COMMON STOCKS (61.4%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Aerospace and Defense (1.1%)
 ....................................................................................................
                  31,500   Boeing Co.                                                   $1,391,906
 ....................................................................................................
                  29,500   Lockheed Martin Corp.                                         1,098,875
----------------------------------------------------------------------------------------------------
                                                                                         2,490,781
----------------------------------------------------------------------------------------------------
Automotive (1.6%)
 ....................................................................................................
                   6,980   Delphi Automotive Systems Corp.                                 129,566
 ....................................................................................................
                  27,200   Ford Motor Co.                                                1,535,100
 ....................................................................................................
                  19,500   General Motors Corp. (NON)                                    1,287,000
 ....................................................................................................
                  18,300   Lear Corp. (NON)                                                910,425
----------------------------------------------------------------------------------------------------
                                                                                         3,862,091
----------------------------------------------------------------------------------------------------
Basic Industrial Products (2.2%)
 ....................................................................................................
                  17,400   Caterpillar, Inc.                                             1,044,000
 ....................................................................................................
                  11,500   Deere (John) & Co.                                              455,688
 ....................................................................................................
                  29,400   Dover Corp.                                                   1,029,000
 ....................................................................................................
                  16,500   Minnesota Mining & Manufacturing Co.                          1,434,469
 ....................................................................................................
                  38,900   Owens-Illinois, Inc. (NON)                                    1,271,544
----------------------------------------------------------------------------------------------------
                                                                                         5,234,701
----------------------------------------------------------------------------------------------------
Building and Construction (0.5%)
 ....................................................................................................
                  19,800   Armstrong World Industries, Inc.                              1,144,688
 ....................................................................................................
                   3,300   Sherwin Williams Co.                                             91,575
----------------------------------------------------------------------------------------------------
                                                                                         1,236,263
----------------------------------------------------------------------------------------------------
Business Equipment and Services (0.8%)
 ....................................................................................................
                   5,500   Hewlett-Packard Co.                                             552,750
 ....................................................................................................
                  23,300   Xerox Corp.                                                   1,376,156
----------------------------------------------------------------------------------------------------
                                                                                         1,928,906
----------------------------------------------------------------------------------------------------
Chemicals (2.6%)
 ....................................................................................................
                  12,300   Dow Chemical Co.                                              1,560,563
 ....................................................................................................
                  21,400   du Pont (E.I.) de Nemours & Co., Ltd.                         1,461,886
 ....................................................................................................
                  53,100   Engelhard Corp.                                               1,201,386
 ....................................................................................................
                  16,400   PPG Industries, Inc.                                            968,625
 ....................................................................................................
                  21,900   Union Carbide Corp.                                           1,067,625
----------------------------------------------------------------------------------------------------
                                                                                         6,260,085
----------------------------------------------------------------------------------------------------
Computer Equipment (0.3%)
 ....................................................................................................
                  14,500   Apple Computer, Inc. (NON)                                      671,526
----------------------------------------------------------------------------------------------------
Computer Services and Software (1.1%)
 ....................................................................................................
                  24,000   Computer Associates International, Inc.                       1,320,000
 ....................................................................................................
                   9,300   IBM Corp.                                                     1,202,025
----------------------------------------------------------------------------------------------------
                                                                                         2,522,025
----------------------------------------------------------------------------------------------------
Conglomerates (0.5%)
 ....................................................................................................
                  22,600   TRW, Inc.                                                     1,240,175
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (1.0%)
 ....................................................................................................
                  39,300   Hasbro, Inc.                                                  1,097,944
 ....................................................................................................
                  16,500   Whirlpool Corp.                                               1,221,000
----------------------------------------------------------------------------------------------------
                                                                                         2,318,944
----------------------------------------------------------------------------------------------------
Consumer Non Durables (1.2%)
 ....................................................................................................
                  19,700   Kimberly-Clark Corp.                                          1,122,900
 ....................................................................................................
                  40,800   Philip Morris Cos., Inc.                                      1,639,650
----------------------------------------------------------------------------------------------------
                                                                                         2,762,550
----------------------------------------------------------------------------------------------------
Consumer Products (0.3%)
 ....................................................................................................
                  17,100   Fortune Brands, Inc.                                            707,513
----------------------------------------------------------------------------------------------------
Consumer Services (1.0%)
 ....................................................................................................
                  57,500   Service Corp. International                                   1,106,875
 ....................................................................................................
                  14,500   Tribune Co.                                                   1,263,313
----------------------------------------------------------------------------------------------------
                                                                                         2,370,188
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (1.3%)
 ....................................................................................................
                  19,500   Emerson Electric Co.                                          1,226,063
 ....................................................................................................
                   8,000   Micron Technology, Inc. (NON)                                   322,500
 ....................................................................................................
                  15,800   Motorola, Inc.                                                1,497,050
----------------------------------------------------------------------------------------------------
                                                                                         3,045,613
----------------------------------------------------------------------------------------------------
Entertainment (0.2%)
 ....................................................................................................
                  16,600   Disney (Walt) Productions, Inc.                                 511,484
----------------------------------------------------------------------------------------------------
Environmental Control (0.3%)
 ....................................................................................................
                  32,000   Republic Services, Inc. (NON)                                   792,000
----------------------------------------------------------------------------------------------------
Food and Beverages (3.2%)
 ....................................................................................................
                  23,900   Heinz (H.J.) Co.                                              1,197,988
 ....................................................................................................
                  27,600   Kellogg Co.                                                     910,800
 ....................................................................................................
                  43,800   Nabisco Group Holdings Corp.                                    856,838
 ....................................................................................................
                  52,900   Pepsi Bottling Group, Inc. (The)                              1,220,006
 ....................................................................................................
                  55,500   Sara Lee Corp.                                                1,259,156
 ....................................................................................................
                  22,100   Seagram Co., Ltd.                                             1,113,288
 ....................................................................................................
                  38,600   SYSCO Corp.                                                   1,150,763
----------------------------------------------------------------------------------------------------
                                                                                         7,708,839
----------------------------------------------------------------------------------------------------
Forest Products (1.3%)
 ....................................................................................................
                  29,200   Mead Corp.                                                    1,219,100
 ....................................................................................................
                  28,000   Weyerhaeuser Co.                                              1,925,000
----------------------------------------------------------------------------------------------------
                                                                                         3,144,100
----------------------------------------------------------------------------------------------------
Health Care (0.4%)
 ....................................................................................................
                  52,600   HEALTHSOUTH Corp. (NON)                                         785,713
 ....................................................................................................
                  13,900   Tenet Healthcare Corp. (NON)                                    258,019
----------------------------------------------------------------------------------------------------
                                                                                         1,043,732
----------------------------------------------------------------------------------------------------
Insurance and Finance (14.2%)
 ....................................................................................................
                  39,000   Ace Ltd.                                                      1,101,750
 ....................................................................................................
                  33,700   Allstate Corp.                                                1,208,986
 ....................................................................................................
                  19,500   American General Corp.                                        1,469,813
 ....................................................................................................
                  49,705   Bank of America Corp.                                         3,643,998
 ....................................................................................................
                  38,900   Bank One Corp.                                                2,316,981
 ....................................................................................................
                  23,300   BankBoston Corp.                                              1,191,211
 ....................................................................................................
                  36,600   Charter One Financial, Inc.                                   1,017,938
 ....................................................................................................
                  16,900   Chase Manhattan Corp.                                         1,463,963
 ....................................................................................................
                  15,200   CIGNA Corp.                                                   1,352,800
 ....................................................................................................
                  59,600   Citigroup, Inc.                                               2,831,000
 ....................................................................................................
                  18,200   Fannie Mae                                                    1,244,425
 ....................................................................................................
                   3,700   Hartford Financial Services Group                               215,756
 ....................................................................................................
                   8,400   Morgan (J.P.) & Co., Inc.                                     1,180,200
 ....................................................................................................
                  25,800   Paine Webber Group Inc.                                       1,206,150
 ....................................................................................................
                  27,900   PNC Bank Corp.                                                1,607,738
 ....................................................................................................
                  17,100   SAFECO Corp.                                                    754,538
 ....................................................................................................
                  22,450   Synovus Financial Corp.                                         446,194
 ....................................................................................................
                  18,800   The Chubb Corp.                                               1,306,600
 ....................................................................................................
                  15,400   The Equitable Cos., Inc.                                      1,031,800
 ....................................................................................................
                  19,200   Torchmark Corp.                                                 655,200
 ....................................................................................................
                  36,400   U.S. Bancorp                                                  1,237,600
 ....................................................................................................
                  23,500   UNUM Corp. (NON)                                              1,286,625
 ....................................................................................................
                  12,600   Wachovia Corp.                                                1,078,088
 ....................................................................................................
                  37,700   Washington Mutual, Inc.                                       1,333,638
 ....................................................................................................
                  38,900   Wells Fargo Co.                                               1,662,975
----------------------------------------------------------------------------------------------------
                                                                                        33,845,967
----------------------------------------------------------------------------------------------------
Lodging (0.4%)
 ....................................................................................................
                  32,900   Starwood Hotels & Resorts
                           Worldwide, Inc.                                               1,005,506
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.7%)
 ....................................................................................................
                  14,400   Baxter International, Inc.                                      873,000
 ....................................................................................................
                  39,600   Bergen Brunswig Corp. Class A                                   683,100
----------------------------------------------------------------------------------------------------
                                                                                         1,556,100
----------------------------------------------------------------------------------------------------
Metals and Mining (0.5%)
 ....................................................................................................
                  18,200   Alcoa Inc.                                                    1,126,125
----------------------------------------------------------------------------------------------------
Oil and Gas (6.0%)
 ....................................................................................................
                  18,400   Chevron, Inc.                                                 1,751,450
 ....................................................................................................
                  33,900   Conoco, Inc.                                                    944,963
 ....................................................................................................
                  23,900   El Paso Energy Corp.                                            840,981
 ....................................................................................................
                  15,400   Elf Aquitane ADR (France)                                     1,132,863
 ....................................................................................................
                  33,000   Exxon Corp.                                                   2,545,125
 ....................................................................................................
                  35,500   Halliburton Co.                                               1,606,375
 ....................................................................................................
                  24,300   Mobil Corp.                                                   2,405,700
 ....................................................................................................
                   5,100   Phillips Petroleum Co.                                          256,594
 ....................................................................................................
                  31,000   Royal Dutch Petroleum Co. PLC ADR
                           (Netherlands)                                                 1,867,750
 ....................................................................................................
                  38,200   Tosco Corp.                                                     990,813
----------------------------------------------------------------------------------------------------
                                                                                        14,342,614
----------------------------------------------------------------------------------------------------
Pharmaceuticals (2.8%)
 ....................................................................................................
                  33,400   American Home Products Corp.                                  1,920,500
 ....................................................................................................
                  29,400   Bristol-Myers Squibb Co.                                      2,070,863
 ....................................................................................................
                  25,900   Monsanto Co.                                                  1,021,431
 ....................................................................................................
                  29,000   Pharmacia & Upjohn, Inc.                                      1,647,563
----------------------------------------------------------------------------------------------------
                                                                                         6,660,357
----------------------------------------------------------------------------------------------------
Publishing (0.5%)
 ....................................................................................................
                  21,800   McGraw-Hill, Inc.                                             1,175,838
----------------------------------------------------------------------------------------------------
REITs (Real Estate Investment Trust) (0.7%)
 ....................................................................................................
                  21,000   Equity Office Properties Trust                                  538,125
 ....................................................................................................
                  25,000   Equity Residential Properties Trust                           1,126,563
----------------------------------------------------------------------------------------------------
                                                                                         1,664,688
----------------------------------------------------------------------------------------------------
Retail (2.4%)
 ....................................................................................................
                  23,300   Albertsons, Inc.                                              1,201,406
 ....................................................................................................
                  27,200   Federated Department Stores, Inc. (NON)                       1,439,900
 ....................................................................................................
                  36,300   Rite Aid Corp.                                                  893,888
 ....................................................................................................
                  33,200   Saks, Inc. (NON)                                                958,650
 ....................................................................................................
                  24,200   Sears, Roebuck & Co.                                          1,078,413
----------------------------------------------------------------------------------------------------
                                                                                         5,572,257
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.5%)
 ....................................................................................................
                  43,300   Mattel, Inc.                                                  1,144,744
----------------------------------------------------------------------------------------------------
Telecommunications (0.5%)
 ....................................................................................................
                  17,550   ALLTEL Corp.                                                  1,254,825
----------------------------------------------------------------------------------------------------
Telephone Services (4.4%)
 ....................................................................................................
                  43,650   American Telephone & Telegraph Co.                            2,436,216
 ....................................................................................................
                  29,200   Bell Atlantic Corp.                                           1,908,950
 ....................................................................................................
                  25,700   BellSouth Corp.                                               1,204,688
 ....................................................................................................
                  40,000   GTE Corp.                                                     3,030,000
 ....................................................................................................
                  32,600   SBC Communications, Inc.                                      1,890,800
----------------------------------------------------------------------------------------------------
                                                                                        10,470,654
----------------------------------------------------------------------------------------------------
Transportation (1.9%)
 ....................................................................................................
                  46,190   Burlington Northern Santa Fe Corp.                            1,431,890
 ....................................................................................................
                  20,000   Delta Air Lines, Inc.                                         1,152,500
 ....................................................................................................
                  20,300   FDX Corp. (NON)                                               1,101,275
 ....................................................................................................
                  14,600   UAL Corp. (NON)                                                 949,000
----------------------------------------------------------------------------------------------------
                                                                                         4,634,665
----------------------------------------------------------------------------------------------------
Utilities (5.0%)
 ....................................................................................................
                  33,300   Ameritech Corp.                                               2,447,550
 ....................................................................................................
                  22,100   CiNergy Corp.                                                   707,200
 ....................................................................................................
                  20,450   Consolidated Natural Gas Co.                                  1,242,338
 ....................................................................................................
                  27,200   Duke Energy Corp.                                             1,479,000
 ....................................................................................................
                  39,500   Edison International                                          1,056,625
 ....................................................................................................
                  39,600   Entergy Corp.                                                 1,237,500
 ....................................................................................................
                  46,800   OGE Energy Corp.                                              1,111,500
 ....................................................................................................
                  52,600   Sempra Energy                                                 1,190,075
 ....................................................................................................
                  18,400   Texas Utilities Co.                                             759,000
 ....................................................................................................
                  26,900   Western Resources, Inc.                                         716,213
----------------------------------------------------------------------------------------------------
                                                                                        11,947,001
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $134,306,803)                                        $146,252,857
----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (15.5%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
Aerospace and Defense (0.2%)
 ....................................................................................................
                $560,000   Boeing Co. deb. 6 5/8s, 2038                                   $502,628
----------------------------------------------------------------------------------------------------
Agriculture (--%)
 ....................................................................................................
                  60,000   IMC Global, Inc. notes 7.4s, 2002                                60,623
----------------------------------------------------------------------------------------------------
Airlines (--%)
 ....................................................................................................
                 120,000   Northwest Airlines Corp. pass-through
                           certificate Ser. 1999-1A, 6.81s, 2020                           112,478
----------------------------------------------------------------------------------------------------
Automotive (1.1%)
 ....................................................................................................
                 800,000   Chrysler Corp. deb. Ser. B, 7.45s, 2097                         796,160
 ....................................................................................................
                 535,000   Dana Corp. notes 7s, 2029                                       491,660
 ....................................................................................................
                 385,000   Ford Motor Co. bonds 6 5/8s, 2028                               346,568
 ....................................................................................................
                 895,000   Ford Motor Co. deb. 7.4s, 2046                                  871,442
----------------------------------------------------------------------------------------------------
                                                                                         2,505,830
----------------------------------------------------------------------------------------------------
Banks (0.6%)
 ....................................................................................................
                 275,000   BankAmerica Corp. sr. notes 5 7/8s, 2009                        252,857
 ....................................................................................................
                 300,000   Bank United unit Ser. A, 8s, 2009                               290,903
 ....................................................................................................
                 135,000   Colonial Bank sub. notes 8s, 2009                               128,104
 ....................................................................................................
                 225,000   Dresdner Funding Trust I 144A notes
                           8.151s, 2031                                                    222,894
 ....................................................................................................
                 215,000   Imperial Bank sub. notes 8 1/2s, 2009                           206,400
 ....................................................................................................
                 200,000   Sovereign Bancorp, Inc. sr. notes
                           6 5/8s, 2001                                                    199,194
----------------------------------------------------------------------------------------------------
                                                                                         1,300,352
----------------------------------------------------------------------------------------------------
Basic Industrial Products (0.3%)
 ....................................................................................................
                 450,000   American Standard Companies, Inc.
                           sr. notes 7 3/8s, 2008                                          423,000
 ....................................................................................................
                 295,000   Ball Corp. company guaranty 7 3/4s, 2006                        289,100
----------------------------------------------------------------------------------------------------
                                                                                           712,100
----------------------------------------------------------------------------------------------------
Beverages (0.1%)
 ....................................................................................................
                 290,000   Pepsi Bottling Group Inc. 144A sr. notes
                           7s, 2029                                                        272,351
----------------------------------------------------------------------------------------------------
Broadcasting (0.5%)
 ....................................................................................................
                 200,000   CBS Corp. sr. notes 7.15s, 2005                                 199,500
 ....................................................................................................
                 250,000   Chancellor Media Corp. company guaranty
                           8s, 2008                                                        246,250
 ....................................................................................................
                 450,000   Lenfest Communications, Inc. sr. notes
                           8 3/8s, 2005                                                    469,994
 ....................................................................................................
                 300,000   TCI Communications Inc. deb. 8 3/4s, 2015                       339,879
----------------------------------------------------------------------------------------------------
                                                                                         1,255,623
----------------------------------------------------------------------------------------------------
Business Equipment and Services (0.2%)
 ....................................................................................................
                 239,928   Federal Express Corp. pass-through
                           certificates Ser. 1998-1A, 6.72s, 2022                          228,990
 ....................................................................................................
                 285,000   Xerox Corp. notes 5 1/2s, 2003                                  273,899
----------------------------------------------------------------------------------------------------
                                                                                           502,889
----------------------------------------------------------------------------------------------------
Chemicals (0.5%)
 ....................................................................................................
                 170,000   DSM NV 144A notes 6 1/4s, 2004
                           (Netherlands)                                                   164,662
 ....................................................................................................
                 300,000   Lyondell Petrochemical Co. 144A sec. notes
                           9 5/8s, 2007                                                    307,125
 ....................................................................................................
                 120,000   Nova Chemicals Corp. deb. 7s, 2026
                           (Canada)                                                        118,536
 ....................................................................................................
                 205,000   Rohm & Haas Co. 144A deb. 7.85s, 2029                           204,850
 ....................................................................................................
                 500,000   Union Carbide Corp. notes 6 1/4s, 2003                          487,720
----------------------------------------------------------------------------------------------------
                                                                                         1,282,893
----------------------------------------------------------------------------------------------------
Computer Services and Software (0.2%)
 ....................................................................................................
                 480,000   IBM Corp. deb. 7 1/8s, 2096                                     466,349
----------------------------------------------------------------------------------------------------
Conglomerates (0.6%)
 ....................................................................................................
                 320,000   Canadian Pacific Ltd. deb. 9.45s,
                           2021 (Canada)                                                   371,939
 ....................................................................................................
                 380,000   TRW, Inc. 144A notes 7 3/4s, 2029                               371,211
 ....................................................................................................
                 545,000   Tyco International Ltd. company guaranty
                           6 3/8s, 2005                                                    533,081
 ....................................................................................................
                 210,000   Tyco International Ltd. company guaranty
                           6 1/4s, 2003                                                    206,638
----------------------------------------------------------------------------------------------------
                                                                                         1,482,869
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.3%)
 ....................................................................................................
                 300,000   Imperial Tobacco Global 7 1/8s, 2009                            286,197
 ....................................................................................................
                 315,000   Philip Morris Cos., Inc. notes 7 1/2s, 2004                     324,352
 ....................................................................................................
                  95,000   Philip Morris Cos., Inc. notes 7 1/4s, 2003                      96,806
----------------------------------------------------------------------------------------------------
                                                                                           707,355
----------------------------------------------------------------------------------------------------
Consumer Services (0.2%)
 ....................................................................................................
                  50,000   Hertz Corp. notes 6 1/4s, 2009                                   46,589
 ....................................................................................................
                  25,000   Hertz Corp. sr. notes 7s, 2028                                   23,091
 ....................................................................................................
                 265,000   Hertz Corp. sr. notes 6 1/2s, 2006                              257,153
 ....................................................................................................
                  60,000   Service Corp. International notes 6s, 2005                       55,344
----------------------------------------------------------------------------------------------------
                                                                                           382,177
----------------------------------------------------------------------------------------------------
Energy-Related (--%)
 ....................................................................................................
                  25,000   Edison Mission Energy 144A company
                           guaranty 7.33s, 2008                                             24,921
 ....................................................................................................
                  30,000   KN Capital Trust III company guaranty
                           7.63s, 2028                                                      25,443
----------------------------------------------------------------------------------------------------
                                                                                            50,364
----------------------------------------------------------------------------------------------------
Entertainment (0.5%)
 ....................................................................................................
                 450,000   News America Holdings, Inc. deb.
                           7 3/4s, 2045                                                    424,049
 ....................................................................................................
                 410,000   Time Warner Entertainment Inc. notes
                           8 7/8s, 2012                                                    456,740
 ....................................................................................................
                 140,000   Time Warner Entertainment sr. notes
                           8 3/8s, 2033                                                    152,225
 ....................................................................................................
                 230,000   Walt Disney Co. med. term notes
                           5.62s, 2008                                                     212,256
----------------------------------------------------------------------------------------------------
                                                                                         1,245,270
----------------------------------------------------------------------------------------------------
Environmental Control (0.1%)
 ....................................................................................................
                 250,000   Allied Waste Industries, Inc. company
                           guaranty Ser. B, 7 7/8s, 2009                                   231,875
----------------------------------------------------------------------------------------------------
Gaming (0.2%)
 ....................................................................................................
                 135,000   Mashantucket Pequot Tribe 144A bonds
                           Ser. A, FSA, 6.57s, 2013                                        123,377
 ....................................................................................................
                 300,000   Mohegan Tribal Gaming, Auth. sr. sub. notes
                           8 3/4s, 2009                                                    295,500
----------------------------------------------------------------------------------------------------
                                                                                           418,877
----------------------------------------------------------------------------------------------------
Health Care (0.4%)
 ....................................................................................................
                 450,000   Columbia/HCA Healthcare Corp.
                           med. term notes 6.63s, 2045                                     421,245
 ....................................................................................................
                 450,000   Tenet Healthcare Corp. sr. sub. notes
                           8 5/8s, 2007                                                    438,750
----------------------------------------------------------------------------------------------------
                                                                                           859,995
----------------------------------------------------------------------------------------------------
Insurance and Finance (5.6%)
 ....................................................................................................
                 270,000   AFC Capital Trust company guaranty
                           Ser. B, 8.207s, 2027                                            280,522
 ....................................................................................................
                 265,000   AFLAC Inc. sr. notes 6 1/2s, 2009                               252,476
 ....................................................................................................
                 435,000   American General Institute 144A
                           company guaranty 8 1/8s, 2046                                   456,189
 ....................................................................................................
                 300,000   Associates Corp. deb. 6.95s, 2018                               289,050
 ....................................................................................................
                 700,000   Associates First Capital Corp. sr. notes
                           6 1/4s, 2008                                                    666,204
 ....................................................................................................
                  60,000   Associates First Capital Corp. sub. deb.
                           8.15s, 2009                                                      64,409
 ....................................................................................................
                 105,000   Bombardier Capital Inc. 144A notes
                           6s, 2002                                                        102,743
 ....................................................................................................
                 315,000   Capital One Financial Corp. notes
                           7 1/4s, 2006                                                    299,689
 ....................................................................................................
                 420,000   Capital One Financial Corp. notes
                           7 1/4s, 2003                                                    412,541
 ....................................................................................................
                 580,000   Citicorp sub. notes 6 3/8s, 2008                                550,229
 ....................................................................................................
                 305,000   Conseco Financing Trust II
                           company guaranty 8.7s, 2026                                     274,872
 ....................................................................................................
                 110,000   Conseco Inc. med. term notes
                           6 1/2s, 2002                                                    104,281
 ....................................................................................................
                 200,000   Conseco Inc. sr. notes Ser. B, 7.6s, 2001                       200,273
 ....................................................................................................
                 115,000   Countrywide Home Loan Corp.
                           company guaranty 6.935s, 2007                                   113,299
 ....................................................................................................
                 800,000   Countrywide Home Loan Corp.
                           company guaranty med. term notes
                           6 1/4s, 2009                                                    742,960
 ....................................................................................................
                 115,000   Dime Bancorp, Inc. sr. notes 6 3/8s, 2001                       114,857
 ....................................................................................................
                 600,000   Dime Capital Trust I bank guaranty Ser. A,
                           9.33s, 2027                                                     624,120
 ....................................................................................................
                  25,000   Executive Risk Capital Trust company
                           guaranty Ser. B, 8.675s, 2027                                    25,503
 ....................................................................................................
                 185,000   Finova Capital Corp. med. term notes
                           6.11s, 2003                                                     182,047
 ....................................................................................................
                  90,000   Finova Capital Corp. notes 7.4s, 2007                            90,841
 ....................................................................................................
                 910,000   Finova Capital Corp. notes 6 1/4s, 2002                         901,455
 ....................................................................................................
                  10,000   Ford Motor Credit Corp. notes
                           5 1/8s, 2001                                                      9,744
 ....................................................................................................
                  21,000   Ford Motor Credit Corp. sr. notes 6s, 2003                       20,667
 ....................................................................................................
                 105,000   Ford Motor Credit Corp. sr. notes
                           5.8s, 2009                                                       95,960
 ....................................................................................................
                  40,000   General Motors Acceptance Corp.
                           notes 5 3/4s, 2003                                               38,702
 ....................................................................................................
                 270,000   Heller Financial Inc. notes 6s, 2004                            261,363
 ....................................................................................................
                 220,000   Household Finance Corp. notes
                           6 1/2s, 2008                                                    209,772
 ....................................................................................................
                 335,000   Household Finance Corp. sr. unsub.
                           5 7/8s, 2009                                                    304,361
 ....................................................................................................
                 565,000   Household Netherlands N.V. company
                           guaranty 6.2s, 2003 (Netherlands)                               552,648
 ....................................................................................................
                  25,000   Lehman Brothers Holdings, Inc. notes
                           6 1/4s, 2003                                                     24,360
 ....................................................................................................
                 350,000   Lehman Brothers Holdings, Inc. notes
                           6 5/8s, 2004                                                    340,949
 ....................................................................................................
                  24,000   Lehman Brothers Holdings, Inc. notes
                           6 1/2s, 2002                                                     23,680
 ....................................................................................................
                  25,000   Markel Capital Trust I company guaranty
                           Ser. B, 8.71s, 2046                                              23,107
 ....................................................................................................
                 220,000   Merey Sweeney L.P. 144A sr. notes
                           8.85s, 2019                                                     225,500
 ....................................................................................................
                 395,000   Newcourt Credit Group Inc. 144A notes
                           6 7/8s, 2005                                                    386,551
 ....................................................................................................
                  95,000   Newcourt Credit Group, Inc. 144A
                           company guaranty 7 1/8s, 2003                                    96,611
 ....................................................................................................
                  50,000   Paine Webber Group, Inc. sr. med. term
                           notes 6.52s, 2005                                                48,125
 ....................................................................................................
                 370,000   Paine Webber Group, Inc. sr. notes
                           6.55s, 2008                                                     349,165
 ....................................................................................................
                  25,000   Peoples Bank-Bridgeport sub. notes
                           7.2s, 2006                                                       23,375
 ....................................................................................................
                 110,000   Presidential Life Corp. sr. notes
                           7 7/8s, 2009                                                    108,350
 ....................................................................................................
                  80,000   Provident Companies, Inc. bonds
                           7.405s, 2038                                                     74,960
 ....................................................................................................
                 165,000   Prudential Insurance Co. 144A
                           6 7/8s, 2003                                                    165,535
 ....................................................................................................
                 450,000   Salomon, Inc. sr. notes 6 3/4s, 2003                            451,895
 ....................................................................................................
                 230,000   Sears Roebuck Acceptance Corp. notes
                           6 1/2s, 2028                                                    200,774
 ....................................................................................................
                 100,000   Sprint Capital Corp. company guaranty
                           6.9s, 2019                                                       92,597
 ....................................................................................................
                 160,000   Sprint Capital Corp. company guaranty
                           6 1/8s, 2008                                                    147,662
 ....................................................................................................
                 545,000   Sprint Capital Corp. company guaranty
                           5.7s, 2003                                                      522,312
 ....................................................................................................
                 385,000   St. Paul Bancorp sr. notes 7 1/8s, 2004                         375,895
 ....................................................................................................
                 615,000   Sun Life Canada Capital Trust 144A
                           8.526s, 2049                                                    621,931
 ....................................................................................................
                 130,000   Toyota Motor Credit Corp. notes
                           5 5/8s, 2003                                                    125,889
 ....................................................................................................
                 100,000   Transamerica Capital III bonds 7 5/8s, 2037                      97,501
 ....................................................................................................
                 525,000   Trenwick Capital Trust I company guaranty
                           8.82s, 2037                                                     477,020
 ....................................................................................................
                 175,000   Zurich Capital Trust I 144A company
                           guaranty 8.376s, 2037                                           178,007
----------------------------------------------------------------------------------------------------
                                                                                        13,423,528
----------------------------------------------------------------------------------------------------
Metals and Mining (0.1%)
 ....................................................................................................
                 250,000   AK Steel Corp. sr. notes 9 1/8s, 2006                           256,250
----------------------------------------------------------------------------------------------------
Office Equipment (--%)
 ....................................................................................................
                  35,000   Newell Co. notes 6.35s, 2008                                     33,713
----------------------------------------------------------------------------------------------------
Oil and Gas (1.1%)
 ....................................................................................................
                 175,000   Alliance Pipeline L.P. 144A sr. notes 7.77s,
                           2015 (Canada)                                                   176,313
 ....................................................................................................
                  15,000   Coastal Corp. deb. 6 1/2s, 2008                                  14,350
 ....................................................................................................
                 200,000   Conoco, Inc. sr. notes 6.95s, 2029                              187,244
 ....................................................................................................
                 100,000   El Paso Energy Corp. sr. notes 6 3/4s, 2009                      96,050
 ....................................................................................................
                  50,000   Enron Corp. notes 6.4s, 2006                                     48,138
 ....................................................................................................
                  25,000   K N Energy, Inc. sr. notes 6.45s, 2003                           24,359
 ....................................................................................................
                 165,000   Norsk Hydro ASA notes 6.36s,
                           2009 (Norway)                                                   155,186
 ....................................................................................................
                 500,000   Panhandle Eastern Corp. 144A sr. notes
                           6 1/8s, 2004                                                    485,480
 ....................................................................................................
                 205,000   Petro Geo-Services sr. notes 7 1/8s,
                           2028 (Norway)                                                   183,588
 ....................................................................................................
                 255,000   Petro Geo-Services ADR notes 7 1/2s,
                           2007 (Norway)                                                   254,429
 ....................................................................................................
                 960,000   Union Oil Company of California
                           company guaranty 7 1/2s, 2029                                   943,757
----------------------------------------------------------------------------------------------------
                                                                                         2,568,894
----------------------------------------------------------------------------------------------------
Pipelines (0.1%)
 ....................................................................................................
                 185,000   Maritime & Ne Pipele P/p 144A 7.7s, 2019                        184,519
----------------------------------------------------------------------------------------------------
Packaging and Containers (0.1%)
 ....................................................................................................
                 250,000   Riverwood International Corp.
                           company guaranty 10 5/8s, 2007                                  255,000
----------------------------------------------------------------------------------------------------
Publishing (0.1%)
 ....................................................................................................
                 330,000   News America Holdings, Inc. deb. 7.7s, 2025                     319,651
----------------------------------------------------------------------------------------------------
Real Estate (0.2%)
 ....................................................................................................
                 145,000   EOP Operating L.P. notes 6.8s, 2009                             136,565
 ....................................................................................................
                 205,000   EOP Operating L.P. sr. notes 6 3/4s, 2008                       193,848
 ....................................................................................................
                  50,000   EOP Operating L.P. notes 6 3/8s, 2002                            49,368
 ....................................................................................................
                 110,000   Omega Healthcare Investors, Inc. notes
                           6.95s, 2002                                                     105,931
----------------------------------------------------------------------------------------------------
                                                                                           485,712
----------------------------------------------------------------------------------------------------
Restaurants (0.3%)
 ....................................................................................................
                 725,000   Tricon Global Restaurants, Inc. sr. notes
                           7.45s, 2005                                                     723,586
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (--%)
 ....................................................................................................
                  30,000   US West Capital Funding, Inc.
                           company guaranty 6 1/4s, 2005                                    29,078
----------------------------------------------------------------------------------------------------
Telecommunications (0.9%)
 ....................................................................................................
                 250,000   Adelphia Communications Corp. sr. notes
                           Ser. B, 9 7/8s, 2007                                            261,250
 ....................................................................................................
                  50,000   AT&T Capital Corp. med. term notes
                           6 1/4s, 2001                                                     49,269
 ....................................................................................................
                 250,000   Covad Communications Group Inc.
                           sr. notes 12 1/2s, 2009                                         240,625
 ....................................................................................................
                 250,000   Global Crossing Holdings, Ltd.
                           company guaranty 9 5/8s, 2008                                   270,000
 ....................................................................................................
                 150,000   Hyperion Telecommunications Corp., Inc.
                           sr. disc. notes stepped-coupon Ser. B,
                           zero % (13s, 4/15/01), 2003 (STP)                               123,750
 ....................................................................................................
                 250,000   International Cabletel, Inc. sr. notes
                           stepped-coupon Ser. B, zero %
                           (11 1/2s, 2/01/01), 2006 (STP)                                  217,500
 ....................................................................................................
                  95,000   MCI WorldCom, Inc. sr. notes 6.4s, 2005                          92,939
 ....................................................................................................
                 250,000   Price Communications Wireless, Inc.
                           144A sr. notes 9 1/8s, 2006                                     253,750
 ....................................................................................................
                 460,000   TCI Communications sr. notes 7 1/8s, 2028                       444,581
 ....................................................................................................
                 190,000   WorldCom, Inc. sr. notes 6.95s, 2028                            180,301
----------------------------------------------------------------------------------------------------
                                                                                         2,133,965
----------------------------------------------------------------------------------------------------
Telephone Services (0.3%)
 ....................................................................................................
                 140,000   GTE Corp. deb. 6.46s, 2008                                      135,034
 ....................................................................................................
                 475,000   U S West, Inc. notes 5 5/8s, 2008                               430,673
----------------------------------------------------------------------------------------------------
                                                                                           565,707
----------------------------------------------------------------------------------------------------
Transportation (0.4%)
 ....................................................................................................
                 280,000   Atlas Air, Inc. pass-through certificates
                           Ser. 991A, 7.2s, 2019                                           265,860
 ....................................................................................................
                 200,000   Burlington Northern Santa Fe Corp.
                           notes 6 1/8s, 2009                                              187,090
 ....................................................................................................
                 110,000   Continental Airlines, Inc. pass-through
                           certificates Ser. 98-2, 6.32s, 2008                             104,039
 ....................................................................................................
                  20,000   Continental Airlines, Inc. pass-through
                           certificates Ser. 97-4C, 6.8s, 2009                              19,308
 ....................................................................................................
                  22,632   Continental Airlines, Inc. pass-through
                           certificates Ser. 97-CI, 7.42s, 2007                             22,489
 ....................................................................................................
                 100,000   CSX Corp. deb. 7.95s, 2027                                      103,349
 ....................................................................................................
                 200,000   United Air Lines Corp. deb. 9 3/4s, 2021                        231,766
----------------------------------------------------------------------------------------------------
                                                                                           933,901
----------------------------------------------------------------------------------------------------
Utilities (0.3%)
 ....................................................................................................
                 265,000   Aes Eastern Energy 144A pass-through
                           certificates 9s, 2017                                           259,340
 ....................................................................................................
                 265,000   Nevada Power Co. sr. notes Ser. B,
                           6.2s, 2004                                                      257,453
 ....................................................................................................
                 105,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. G, 7 3/4s, 2008                                            108,446
 ....................................................................................................
                  50,000   Public Service Co. of New Mexico
                           sr. notes Ser. B, 7 1/2s, 2018                                   48,863
 ....................................................................................................
                  25,000   Texas Utilities Electric Capital Trust V
                           company guaranty 8.175s, 2037                                    24,766
----------------------------------------------------------------------------------------------------
                                                                                           698,868
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $38,781,486)                                          $36,965,270
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (14.1%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
U.S. Government and Agency Obligations (7.0%)
 ....................................................................................................
                           Federal National Mortgage Association
                           Pass-Through Certificates
 ....................................................................................................
              $1,232,913     8 1/2s, with due dates from
                             May 1, 2017 to December 1, 2026                            $1,288,698
 ....................................................................................................
               5,235,810     6 1/2s, with due dates from
                             November 1, 2027 to April 1, 2029                           5,051,254
 ....................................................................................................
                 928,081     6s, with due dates from
                             January 1, 2029 to February 15, 2029                          871,812
 ....................................................................................................
               1,107,801     6s, Dwarf, with due dates from
                             January 1, 2013 to October 1, 2013                          1,070,058
 ....................................................................................................
                           Government National Mortgage
                           Association Pass-Through Certificates
 ....................................................................................................
               2,521,952     8s, with due dates from July 15, 2025
                             to January 15, 2028                                         2,593,934
 ....................................................................................................
               2,426,512     7s, with due dates from
                             August 15, 2023 to December 15, 2027                        2,395,781
 ....................................................................................................
               3,442,841     6 1/2s, with due dates from
                             October 15, 2023 to May 15, 2029                            3,311,843
----------------------------------------------------------------------------------------------------
                                                                                        16,583,380
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (7.1%)
 ....................................................................................................
                           U.S. Treasury Notes
 ....................................................................................................
               5,959,000    5 1/2s, May 15, 2009                                         5,821,168
 ....................................................................................................
               7,885,000    5 1/4s, May 15, 2004                                         7,748,274
 ....................................................................................................
                 260,000    4 3/4s, November 15, 2008                                      238,753
 ....................................................................................................
               2,510,000    4 1/2s, September 30, 2000                                   2,482,541
 ....................................................................................................
                 745,000    4s, October 31, 2000                                           731,612
----------------------------------------------------------------------------------------------------
                                                                                        17,022,348
----------------------------------------------------------------------------------------------------
                           Total U.S. Government and
                           Agency Obligations (cost $34,073,291)                       $33,605,728
----------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.3%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
                           Commercial Mortgage Acceptance Corp.
 ....................................................................................................
                $104,015     Ser. 98-C2, Class A1, 5.8s, 2006                             $100,765
 ....................................................................................................
                 550,000     Ser. 98-C2, Class A2, 6.03s, 2008                             520,266
 ....................................................................................................
                  37,776   First Union-Lehman Brothers --
                           Bank of America Ser. 98-C2, Class A1,
                           6.28s, 2007                                                      37,245
 ....................................................................................................
                 120,000   First Union-Lehman Brothers
                           Commercial Mortgage Co. Ser. 98-C2,
                           Class A2, 6.56s, 2008                                           117,319
 ....................................................................................................
                           Freddie Mac
 ....................................................................................................
                 596,761     Ser. 1954, 6s, 2027                                           173,247
 ....................................................................................................
                 136,381     Ser. 2113, 6 1/2s, 2028                                       124,874
 ....................................................................................................
                 756,588   Freddie Mac Strip, Ser. 201,
                           Interest Only (IO) 6s, 2029                                     238,089
 ....................................................................................................
                  70,000   GE Capital Mortgage Services, Inc.
                           Ser. 98-11, Class 2A4, 6 3/4s, 2028                              66,413
 ....................................................................................................
                           GMAC Commercial Mortgage Securities Inc.
 ....................................................................................................
                 752,612     Ser. 98-C2, Class A1, 6.15s, 2007                             738,185
 ....................................................................................................
                 165,000     Ser. 98-C2, Class A2, 6.42s, 2008                             159,708
 ....................................................................................................
                           Merrill Lynch Mortgage Investors, Inc.
 ....................................................................................................
                 303,887     Ser. 98-C2, Class A1, 6.22s, 2030                             299,709
 ....................................................................................................
               1,425,647     Ser. 98-C2, IO, 1.579s, 2030                                  106,255
 ....................................................................................................
                           Mortgage Capital Funding, Inc.
 ....................................................................................................
                 558,412     Ser. 97-MC2, Class X, IO, 1.571s, 2012                         40,419
 ....................................................................................................
                 250,436     Ser. 98-MC1, Class A1, 6.417s, 2007                           249,184
 ....................................................................................................
                 100,000   Residential Asset Securitization Trust
                           Ser. 98-A12, Class A14, 8s, 2028                                103,250
----------------------------------------------------------------------------------------------------
                           Total Collateralized Mortgage Obligations
                           (cost $3,082,387)                                            $3,074,928
----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (0.5%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
                $385,000   Ontario (Province of) sr. unsub.
                           5 1/2s, 2008                                                   $354,292
 ....................................................................................................
                 130,000   Quebec (Province of) deb. 7s, 2007                              130,871
 ....................................................................................................
                 695,000   Quebec (Province of) sr. unsub.
                           5 3/4s, 2009                                                    639,428
----------------------------------------------------------------------------------------------------
                           Total Foreign Government Bonds
                           and Notes (cost $1,196,075)                                  $1,124,591
----------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.4%) (a) (cost $899,562)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
                $850,000   Micron Technology, Inc. cv. sub. notes
                           7s, 2004                                                       $871,250
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (--%) (a) (cost $90,000)
----------------------------------------------------------------------------------------------------
Number of Shares
 ....................................................................................................
                      90   Centaur Funding Corp 144A 9.08% pfd.
                           (Cayman Islands)                                                $94,578
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.5%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount
 ....................................................................................................
              $4,000,000   Federal Home Loan Mortgage-1 Fr,
                           effective yield of 4.87%, August 12, 1999                    $3,977,227
 ....................................................................................................
               9,081,000   Interest in $402,952,000 joint repurchase
                           agreement dated June 30, 1999 with
                           Merrill Lynch, Pierce, Fenner & Smith, Inc.
                           due July 1, 1999 with respect to various
                           U.S. Treasury obligations -- maturity
                           value of $9,082,186 for an effective
                           yield of 4.70%                                                9,081,000
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $13,058,227)                                          $13,058,227
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $225,487,831) (b)                                    $235,047,429
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Global Asset Allocation Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
COMMON STOCKS (63.6%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Advertising (0.2%)
 ....................................................................................................
                      90   Havas Advertising SA (France)                                   $18,616
 ....................................................................................................
                  15,250   Lamar Advertising Co. (NON)                                     624,297
 ....................................................................................................
                   1,210   Publicis S.A. (France)                                          256,608
 ....................................................................................................
                 121,406   WPP Group PLC (United Kingdom)                                1,027,298
----------------------------------------------------------------------------------------------------
                                                                                         1,926,819
----------------------------------------------------------------------------------------------------
Aerospace and Defense (0.8%)
 ....................................................................................................
                   7,590   Aerospatiale Matra (France) (NON)                               175,489
 ....................................................................................................
                     800   Aerospatiale Matra 144A (France) (NON)                           18,497
 ....................................................................................................
                  63,010   Boeing Co.                                                    2,784,254
 ....................................................................................................
                 381,000   Cathay Pacific Airways (Hong Kong)                              584,401
 ....................................................................................................
                  20,910   Northrop Grumman Corp.                                        1,386,594
 ....................................................................................................
                  31,040   Raytheon Co. Class A                                          2,137,880
 ....................................................................................................
                  48,636   Smiths Industries PLC (United Kingdom)                          642,819
----------------------------------------------------------------------------------------------------
                                                                                         7,729,934
----------------------------------------------------------------------------------------------------
Automotive (1.1%)
 ....................................................................................................
                     821   Bayerische Motoren Werke (BMW)
                           AG (Germany)                                                    566,154
 ....................................................................................................
                  14,600   CSK Auto Corp. (NON)                                            394,200
 ....................................................................................................
                  17,465   DaimlerChrysler AG (Germany)                                  1,517,674
 ....................................................................................................
                  27,356   Delphi Automotive Systems Corp.                                 507,796
 ....................................................................................................
                  46,570   Ford Motor Co.                                                2,628,294
 ....................................................................................................
                  39,140   General Motors Corp.                                          2,583,240
 ....................................................................................................
                  13,000   Honda Motor Co., Ltd. (Japan) (NON)                             551,385
 ....................................................................................................
                  16,370   Lear Corp. (NON)                                                814,408
 ....................................................................................................
                      19   Michelin Corp. Class B, (France)                                    780
 ....................................................................................................
                  14,654   Volkswagen AG (Germany)                                         941,409
 ....................................................................................................
                   2,623   Volkswagen AG (Germany)                                          97,278
----------------------------------------------------------------------------------------------------
                                                                                        10,602,618
----------------------------------------------------------------------------------------------------
Banks (0.7%)
 ....................................................................................................
                  52,179   National Westminster Bancorp Inc,
                           (United Kingdom)                                              1,106,891
 ....................................................................................................
                   3,900   Net.B@nk, Inc. (NON)                                            148,200
 ....................................................................................................
                   7,400   Northern Trust Corp.                                            717,800
 ....................................................................................................
                   3,858   Societe Generale (France)                                       682,079
 ....................................................................................................
                  20,500   Toronto-Dominion Bank (Canada)                                  934,108
 ....................................................................................................
                  64,195   Wells Fargo Co.                                               2,744,336
 ....................................................................................................
                   3,800   Zions Bancorp                                                   241,300
----------------------------------------------------------------------------------------------------
                                                                                         6,574,714
----------------------------------------------------------------------------------------------------
Basic Industrial Products (1.0%)
 ....................................................................................................
                  17,945   Caterpillar, Inc.                                             1,076,700
 ....................................................................................................
                  15,990   Cooper Industries, Inc.                                         831,480
 ....................................................................................................
                  38,950   Deere (John) & Co.                                            1,543,394
 ....................................................................................................
                  21,755   Minnesota Mining & Manufacturing Co.                          1,891,325
 ....................................................................................................
                  84,910   Owens-Illinois, Inc. (NON)                                    2,775,496
 ....................................................................................................
                  27,200   Parker-Hannifin Corp.                                         1,244,400
 ....................................................................................................
                   5,420   Sandvik AB Class A, (Sweden)                                    118,899
 ....................................................................................................
                   4,390   Sandvik AB Class B, (Sweden)                                     97,602
----------------------------------------------------------------------------------------------------
                                                                                         9,579,296
----------------------------------------------------------------------------------------------------
Broadcasting (1.7%)
 ....................................................................................................
                 109,596   AT&T Corp.                                                    4,027,653
 ....................................................................................................
                  21,500   Citadel Communications Corp. (NON)                              778,031
 ....................................................................................................
                  14,400   Clear Channel Communications, Inc. (NON)                        992,700
 ....................................................................................................
                  33,600   Comcast Corp. Class A (NON)                                   1,291,500
 ....................................................................................................
                  36,700   Cumulus Media Inc. Class A (NON)                                802,813
 ....................................................................................................
                  70,093   Granada Group PLC (United Kingdom)                            1,301,182
 ....................................................................................................
                  16,912   Grupo Televisa S.A.GDR (Mexico) (NON)                           757,869
 ....................................................................................................
                  15,000   Hispanic Broadcasting Corp. (NON)                             1,138,125
 ....................................................................................................
                  25,300   Jones Intercable, Inc. (NON)                                  1,239,700
 ....................................................................................................
                   9,300   Mediaset SPA (Italy)                                             82,932
 ....................................................................................................
                  51,984   News Corp. Ltd. ADR (Australia)                               1,835,685
 ....................................................................................................
                     810   Nippon Television Network Corp. (Japan)                         334,849
 ....................................................................................................
                  13,300   Pegasus Communications Corp. (NON)                              524,519
 ....................................................................................................
                  14,800   Radio One, Inc. (NON)                                           688,200
 ....................................................................................................
                  15,550   SAGA Communications Inc. Class A (NON)                          289,619
 ....................................................................................................
                   9,100   SBS Broadcasting SA (Luxembourg) (NON)                          293,475
 ....................................................................................................
                   3,694   Sinclair Broadcast Group, Inc. Class A (NON)                     60,489
 ....................................................................................................
                      34   Spanish Broadcasting System, Inc. (NON)                          20,544
 ....................................................................................................
                   1,553   Television Francaise I (TF1) (France)                           363,087
----------------------------------------------------------------------------------------------------
                                                                                        16,822,972
----------------------------------------------------------------------------------------------------
Building and Construction (0.4%)
 ....................................................................................................
                   2,577   Bouygues S.A. (France)                                          683,272
 ....................................................................................................
                   2,577   Bouygues S.A. (France)                                            6,878
 ....................................................................................................
                  68,427   CRH PLC (Ireland) (NON)                                       1,217,549
 ....................................................................................................
                  17,900   Dycom Industries, Inc.                                        1,002,400
 ....................................................................................................
                   5,800   Hanson PLC (United Kingdom) (NON)                                51,548
 ....................................................................................................
                  14,600   Insituform Technologies, Inc. (NON)                             315,725
 ....................................................................................................
                   9,383   Lafarge Coppee (France)                                         894,959
----------------------------------------------------------------------------------------------------
                                                                                         4,172,331
----------------------------------------------------------------------------------------------------
Business Equipment and Services (1.7%)
 ....................................................................................................
                  19,000   ACT Networks, Inc. (NON)                                        324,188
 ....................................................................................................
                  14,700   AHL Services, Inc. (NON)                                        366,581
 ....................................................................................................
                   7,100   Charles River Associates Inc. (NON)                             177,944
 ....................................................................................................
                  68,400   Cisco Systems, Inc. (NON)                                     4,407,525
 ....................................................................................................
                  12,700   Cunningham Graphics International, Inc. (NON)                   211,138
 ....................................................................................................
                   5,400   Daisytek International Corp. (NON)                               88,087
 ....................................................................................................
                  21,600   EMC Corp. (NON)                                               1,188,000
 ....................................................................................................
                   8,100   F.Y.I., Inc. (NON)                                              254,138
 ....................................................................................................
                  34,200   Hewlett-Packard Co.                                           3,437,100
 ....................................................................................................
                   8,800   NCO Group, Inc. (NON)                                           334,400
 ....................................................................................................
                  34,500   Pitney Bowes, Inc.                                            2,216,625
 ....................................................................................................
                  15,750   ProBusiness Services, Inc. (NON)                                565,031
 ....................................................................................................
                  10,547   Provant, Inc. (NON)                                             164,138
 ....................................................................................................
                  13,938   Vedior NV (Netherlands)                                         237,911
 ....................................................................................................
                  46,675   Xerox Corp.                                                   2,756,742
----------------------------------------------------------------------------------------------------
                                                                                        16,729,548
----------------------------------------------------------------------------------------------------
Cable Television (0.3%)
 ....................................................................................................
                  40,200   MediaOne Group Inc. (NON)                                     2,989,875
----------------------------------------------------------------------------------------------------
Chemicals (1.5%)
 ....................................................................................................
                  35,688   Akzo-Nobel N.V. (Netherlands) (NON)                           1,506,305
 ....................................................................................................
                   5,800   Albany Molecular Research, Inc. (NON)                           172,550
 ....................................................................................................
                  18,765   Dow Chemical Co.                                              2,380,809
 ....................................................................................................
                  68,053   du Pont (E.I.) de Nemours & Co., Ltd.                         4,648,871
 ....................................................................................................
                  46,317   Hoechst AG (Germany) (NON)                                    2,103,466
 ....................................................................................................
                  15,790   PPG Industries, Inc.                                            932,597
 ....................................................................................................
                  40,800   Praxair, Inc.                                                 1,996,650
 ....................................................................................................
                   5,000   Shin-Etsu Chemical Co. (Japan)                                  167,425
 ....................................................................................................
                  26,695   Union Carbide Corp.                                           1,301,381
----------------------------------------------------------------------------------------------------
                                                                                        15,210,054
----------------------------------------------------------------------------------------------------
Communications (--%)
 ....................................................................................................
                   9,700   Advanced Communication Systems, Inc. (NON)                      132,769
----------------------------------------------------------------------------------------------------
Computer Equipment (1.0%)
 ....................................................................................................
                  22,900   Apple Computer, Inc. (NON)                                    1,060,556
 ....................................................................................................
                  24,700   Artesyn Technologies, Inc. (NON)                                548,031
 ....................................................................................................
                  12,800   Emulex Corp. (NON)                                            1,423,200
 ....................................................................................................
                  10,300   Lexmark International Group, Inc. Class A (NON)                 680,444
 ....................................................................................................
                  52,170   NCR Corp. (NON)                                               2,546,551
 ....................................................................................................
                   5,500   PRI Automation, Inc. (NON)                                      199,375
 ....................................................................................................
                  39,840   Seagate Technology, Inc. (NON)                                1,020,900
 ....................................................................................................
                  43,600   Sun Microsystems, Inc. (NON)                                  3,002,950
----------------------------------------------------------------------------------------------------
                                                                                        10,482,007
----------------------------------------------------------------------------------------------------
Computer Services and Software (3.6%)
 ....................................................................................................
                   3,300   Allaire Corp. (NON)                                             225,225
 ....................................................................................................
                   8,400   Aware, Inc. (NON)                                               387,450
 ....................................................................................................
                   4,500   BackWeb Technologies Ltd. (Israel) (NON)                        123,188
 ....................................................................................................
                   4,200   Bottomline Technologies, Inc. (NON)                             222,600
 ....................................................................................................
                  13,300   Brio Technology, Inc. (NON)                                     266,000
 ....................................................................................................
                   3,800   BroadVision, Inc. (NON)                                         280,250
 ....................................................................................................
                  13,900   Business Objects S.A. (France) (NON)                            507,350
 ....................................................................................................
                   5,900   Catapult Communications Corp. (NON)                             111,363
 ....................................................................................................
                   1,600   Clarent Corp. (NON)                                              24,000
 ....................................................................................................
                   7,900   Clarify, Inc. (NON)                                             325,875
 ....................................................................................................
                   7,800   CMG Information Services, Inc. (NON)                            889,688
 ....................................................................................................
                  27,300   Computer Network Technology Corp. (NON)                         590,363
 ....................................................................................................
                  16,700   Comverse Technology, Inc. (NON)                               1,260,850
 ....................................................................................................
                   3,300   Concord Communications, Inc. (AFF) (NON)                        148,500
 ....................................................................................................
                   8,900   Concur Technologies, Inc. (NON)                                 250,313
 ....................................................................................................
                  12,000   Dendrite International, Inc. (NON)                              433,500
 ....................................................................................................
                  30,130   Electronic Data Systems Corp.                                 1,704,228
 ....................................................................................................
                  13,000   Exchange Applications, Inc. (NON)                               529,750
 ....................................................................................................
                 114,000   Fujitsu Ltd. (Japan) (NON)                                    2,295,081
 ....................................................................................................
                  22,700   Genesys Telecommunications
                           Laboratories, Inc. (NON)                                        567,500
 ....................................................................................................
                  11,600   Globix Corp. (NON)                                              512,575
 ....................................................................................................
                  68,595   IBM Corp.                                                     8,865,904
 ....................................................................................................
                   5,700   Informatica Corp. (NON)                                         203,063
 ....................................................................................................
                   5,100   InterVU Inc. (NON)                                              195,394
 ....................................................................................................
                  11,000   Micromuse, Inc. (NON)                                           548,625
 ....................................................................................................
                 115,200   Microsoft Corp. (NON)                                        10,389,600
 ....................................................................................................
                   3,800   Mpath Interactive, Inc. (NON)                                    83,600
 ....................................................................................................
                   6,200   Multex.com Inc. (NON)                                           161,975
 ....................................................................................................
                   5,870   Net Perceptions, Inc. (NON)                                     128,039
 ....................................................................................................
                   2,200   nFront, Inc. (NON)                                               33,413
 ....................................................................................................
                   2,100   OneSource Information Services, Inc. (NON)                       18,375
 ....................................................................................................
                   1,700   Peregrine Systems, Inc. (NON)                                    43,669
 ....................................................................................................
                   8,200   Pinnacle Systems, Inc. (NON)                                    275,725
 ....................................................................................................
                     500   Proxicom, Inc. (NON)                                             12,844
 ....................................................................................................
                   7,900   Ramp Networks, Inc. (NON)                                       113,069
 ....................................................................................................
                   5,200   Security First Technologies Corp. (NON)                         234,650
 ....................................................................................................
                   3,900   Silknet Software, Inc. (NON)                                    157,950
 ....................................................................................................
                  12,500   Spyglass, Inc. (NON)                                            251,563
 ....................................................................................................
                     900   StarMedia Network, Inc. (NON)                                    57,713
 ....................................................................................................
                  39,100   Unisys Corp. (NON)                                            1,522,456
 ....................................................................................................
                   9,200   Verity, Inc. (NON)                                              498,525
 ....................................................................................................
                   1,400   VerticalNet, Inc. (NON)                                         147,000
 ....................................................................................................
                     500   Viant Corp. (NON)                                                17,500
 ....................................................................................................
                  10,200   Visual Networks, Inc. (NON)                                     326,400
----------------------------------------------------------------------------------------------------
                                                                                        35,942,701
----------------------------------------------------------------------------------------------------
Conglomerates (2.0%)
 ....................................................................................................
                  41,620   Allied-Signal, Inc.                                           2,622,060
 ....................................................................................................
                 470,000   First Pacific Co., Ltd. (Hong Kong) (NON)                       399,835
 ....................................................................................................
                  34,000   Hutchison Whampoa, Ltd. (Hong Kong) (NON)                       307,868
 ....................................................................................................
                  81,614   Securicor Group PLC (United Kingdom)                            716,336
 ....................................................................................................
                  38,065   TRW, Inc.                                                     2,088,817
 ....................................................................................................
                  99,203   Tyco International Ltd.                                       9,399,484
 ....................................................................................................
                  66,700   United Technologies Corp.                                     4,781,556
----------------------------------------------------------------------------------------------------
                                                                                        20,315,956
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (0.3%)
 ....................................................................................................
                  54,257   Hasbro, Inc.                                                  1,515,805
 ....................................................................................................
                  24,565   Whirlpool Corp.                                               1,817,810
----------------------------------------------------------------------------------------------------
                                                                                         3,333,615
----------------------------------------------------------------------------------------------------
Consumer Non Durables (1.3%)
 ....................................................................................................
                  13,000   Clorox Co.                                                    1,388,563
 ....................................................................................................
                  23,900   Colgate-Palmolive Co.                                         2,360,125
 ....................................................................................................
                  57,600   Estee Lauder Cos. Class A                                     2,887,200
 ....................................................................................................
                     910   Hedstrom Holdings, Inc. 144A (NON)                                  910
 ....................................................................................................
                  59,240   Kimberly-Clark Corp.                                          3,376,680
 ....................................................................................................
                   9,800   Nike, Inc.                                                      620,463
 ....................................................................................................
                  59,410   Philip Morris Cos., Inc.                                      2,387,539
 ....................................................................................................
                   9,000   Wesley Jessen VisionCare, Inc. (NON)                            291,375
----------------------------------------------------------------------------------------------------
                                                                                        13,312,855
----------------------------------------------------------------------------------------------------
Consumer Services (1.0%)
 ....................................................................................................
                   8,000   Amazon.com, Inc. (NON)                                        1,001,000
 ....................................................................................................
                  15,600   America Online, Inc. (NON)                                    1,723,800
 ....................................................................................................
                     130   AmeriKing, Inc. (NON)                                             5,200
 ....................................................................................................
                     500   Ask Jeeves, Inc. (NON)                                            7,000
 ....................................................................................................
                  12,000   Carey International, Inc. (NON)                                 295,500
 ....................................................................................................
                   1,100   Global Vacation Group, Inc. (NON)                                 4,950
 ....................................................................................................
                  40,600   Interpublic Group Cos. Inc.                                   3,516,975
 ....................................................................................................
                   3,900   MemberWorks Inc. (NON)                                          113,100
 ....................................................................................................
                  14,050   On Assignment, Inc. (NON)                                       367,056
 ....................................................................................................
                   4,900   PJ America Inc. (NON)                                           103,819
 ....................................................................................................
                  20,825   Rent-Way, Inc. (NON)                                            512,816
 ....................................................................................................
                 121,485   Service Corp. International                                   2,338,586
 ....................................................................................................
                   8,900   SportsLine USA, Inc. (NON)                                      319,288
 ....................................................................................................
                   3,650   Steiner Leisure Ltd.                                            110,641
----------------------------------------------------------------------------------------------------
                                                                                        10,419,731
----------------------------------------------------------------------------------------------------
Cosmetics (0.1%)
 ....................................................................................................
                  71,000   Shiseido Co., Ltd. (Japan) (NON)                              1,064,853
----------------------------------------------------------------------------------------------------
Education (0.1%)
 ....................................................................................................
                   3,700   Benesse Corp. (Japan)                                           402,274
 ....................................................................................................
                  11,600   Career Education Corp. (NON)                                    392,225
 ....................................................................................................
                  23,100   Education Management Corp. (NON)                                479,325
----------------------------------------------------------------------------------------------------
                                                                                         1,273,824
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (4.3%)
 ....................................................................................................
                   6,300   Advantest Corp. (Japan)                                         692,766
 ....................................................................................................
                   7,100   Alpha Industries, Inc.                                          338,138
 ....................................................................................................
                   5,200   American Xtal Technology, Inc. (NON)                            123,825
 ....................................................................................................
                  15,300   ANADIGICS, Inc. (NON)                                           566,100
 ....................................................................................................
                   6,800   Applied Micro Circuits Corp. (NON)                              559,300
 ....................................................................................................
                  16,500   ATMI, Inc. (NON)                                                490,875
 ....................................................................................................
                  13,300   Benchmark Electronics, Inc. (NON)                               477,969
 ....................................................................................................
                  16,600   Credence Systems Corp. (NON)                                    616,275
 ....................................................................................................
                   4,300   Cree Research, Inc. (NON)                                       330,831
 ....................................................................................................
                  25,000   DII Group Inc., (The) (NON)                                     932,813
 ....................................................................................................
                   4,800   DuPont Photomasks, Inc. (NON)                                   229,800
 ....................................................................................................
                  29,295   Emerson Electric Co.                                          1,841,923
 ....................................................................................................
                   8,900   Etec Systems, Inc. (NON)                                        295,925
 ....................................................................................................
                  78,800   General Electric Co.                                          8,904,400
 ....................................................................................................
                  11,600   Hadco Corp. (NON)                                               461,100
 ....................................................................................................
                  19,100   Harmonic Lightwaves, Inc. (NON)                               1,097,056
 ....................................................................................................
                  19,000   Helix Technology Corp.                                          454,813
 ....................................................................................................
                   5,200   Hi/Fn, Inc. (NON)                                               395,850
 ....................................................................................................
                   9,800   Honeywell, Inc.                                               1,135,575
 ....................................................................................................
                  63,600   Invensys PLC (United Kingdom)                                   301,181
 ....................................................................................................
                     900   Maker Communications, Inc. (NON)                                 27,900
 ....................................................................................................
                  77,000   Matsushita Electric Industrial Co.                            1,496,073
 ....................................................................................................
                   7,300   Micrel, Inc. (NON)                                              540,200
 ....................................................................................................
                  81,315   Motorola, Inc.                                                7,704,596
 ....................................................................................................
                   6,000   Murata Manufacturing Co. Ltd. (Japan)                           394,874
 ....................................................................................................
                  16,420   Nanometrics, Inc. (NON)                                         129,308
 ....................................................................................................
                     400   Optical Coating Laboratory, Inc.                                 33,450
 ....................................................................................................
                  11,100   Photronics, Inc. (NON)                                          271,950
 ....................................................................................................
                  11,200   Power Integrations, Inc. (NON)                                  819,000
 ....................................................................................................
                   6,000   QLogic Corp. (NON)                                              792,000
 ....................................................................................................
                  26,895   Rockwell International Corp.                                  1,633,871
 ....................................................................................................
                   3,800   Rohm Co. Ltd. (Japan)                                           595,370
 ....................................................................................................
                   2,271   Samsung Electronics Co. (South Korea)                           249,192
 ....................................................................................................
                  11,800   Sipex Corp. (NON)                                               241,900
 ....................................................................................................
                  32,900   Solectron Corp. (NON)                                         2,194,019
 ....................................................................................................
                  11,800   Sony Corp. (Japan)                                            1,273,171
 ....................................................................................................
                  21,288   STMicroelectronics N.V. ADR (France)                          1,476,855
 ....................................................................................................
                  11,500   Taiwan Semiconductor
                           Manufacturing Co. (Taiwan)                                       43,984
 ....................................................................................................
                   3,000   TDK Corp. (Japan) (NON)                                         274,576
 ....................................................................................................
                   8,800   Texas Instruments, Inc.                                       1,276,000
 ....................................................................................................
                 124,000   Toshiba Corp.                                                   884,762
 ....................................................................................................
                   4,650   TranSwitch Corp. (NON)                                          220,294
 ....................................................................................................
                   5,800   Veeco Instruments, Inc. (NON)                                   197,200
 ....................................................................................................
                  25,200   Zoran Corp. (NON)                                               422,100
----------------------------------------------------------------------------------------------------
                                                                                        43,439,160
----------------------------------------------------------------------------------------------------
Energy-Related (--%)
 ....................................................................................................
                  12,300   Advanced Energy Industries, Inc. (NON)                          498,919
----------------------------------------------------------------------------------------------------
Entertainment (1.3%)
 ....................................................................................................
                  40,200   Carnival Corp. Class A                                        1,949,700
 ....................................................................................................
                  45,290   Disney (Walt) Productions, Inc.                               1,395,498
 ....................................................................................................
                  26,600   Sunterra Corp. (NON)                                            370,738
 ....................................................................................................
                  74,000   Time Warner, Inc.                                             5,439,000
 ....................................................................................................
                  88,600   Viacom, Inc. Class B (NON)                                    3,898,400
 ....................................................................................................
                  16,800   Vistana, Inc. (NON)                                             264,600
----------------------------------------------------------------------------------------------------
                                                                                        13,317,936
----------------------------------------------------------------------------------------------------
Environmental Control (0.2%)
 ....................................................................................................
                   7,000   Casella Waste Systems, Inc. (NON)                               182,000
 ....................................................................................................
                   9,931   Vivendi (France)                                                806,993
 ....................................................................................................
                  22,100   Waste Management, Inc.                                        1,187,875
----------------------------------------------------------------------------------------------------
                                                                                         2,176,868
----------------------------------------------------------------------------------------------------
Food and Beverages (1.5%)
 ....................................................................................................
                   9,790   Anheuser-Busch Cos., Inc.                                       694,478
 ....................................................................................................
                  19,485   Bass PLC (United Kingdom)                                       282,886
 ....................................................................................................
                  12,392   Coca-Cola Femsa S.A. ADR (Mexico) (NON)                         240,095
 ....................................................................................................
                 130,439   Diageo PLC (United Kingdom)                                   1,362,952
 ....................................................................................................
                  10,424   Fomento Economico Mexicano,
                           S.A. de C.V. ADR (Mexico)                                       415,657
 ....................................................................................................
                  20,830   General Mills, Inc.                                           1,674,211
 ....................................................................................................
                   2,435   Groupe Danone (France)                                          629,752
 ....................................................................................................
                   8,200   Hain Food Group, Inc. (The) (NON)                               169,125
 ....................................................................................................
                  17,525   Heinz (H.J.) Co.                                                878,441
 ....................................................................................................
                  28,780   Kellogg Co.                                                     949,740
 ....................................................................................................
                   7,150   P.F. Chang's China Bistro, Inc. (NON)                           154,619
 ....................................................................................................
                  79,995   Pepsi Bottling Group, Inc. (The)                              1,844,885
 ....................................................................................................
                  71,440   Sara Lee Corp.                                                1,620,795
 ....................................................................................................
                  29,945   Seagram Co., Ltd.                                             1,508,479
 ....................................................................................................
                 481,200   Tesco PLC (United Kingdom) (NON)                              1,242,450
 ....................................................................................................
                  24,925   The Quaker Oats Co.                                           1,654,397
----------------------------------------------------------------------------------------------------
                                                                                        15,322,962
----------------------------------------------------------------------------------------------------
Health Care (0.3%)
 ....................................................................................................
                   7,700   Brookdale Living Communities, Inc. (NON)                        114,056
 ....................................................................................................
                   4,828   CareMatrix Corp. (NON)                                           60,048
 ....................................................................................................
                   4,900   Laser Vision Centers, Inc. (NON)                                308,700
 ....................................................................................................
                  26,300   LCA-Vision Inc. (NON)                                           210,400
 ....................................................................................................
                   1,600   Pediatrix Medical Group, Inc. (NON)                              34,000
 ....................................................................................................
                  12,800   Province Healthcare Co. (NON)                                   249,600
 ....................................................................................................
                  15,575   Renal Care Group, Inc. (NON)                                    403,003
 ....................................................................................................
                  10,400   Sunrise Assisted Living, Inc. (NON)                             362,700
 ....................................................................................................
                  68,010   Tenet Healthcare Corp. (NON)                                  1,262,436
----------------------------------------------------------------------------------------------------
                                                                                         3,004,943
----------------------------------------------------------------------------------------------------
Hospital Management and Medical Services (0.2%)
 ....................................................................................................
                  14,700   Accredo Health, Inc. (NON)                                      481,425
 ....................................................................................................
                   8,400   Advance Paradigm, Inc. (NON)                                    512,400
 ....................................................................................................
                  12,900   AmSurg Corp. (NON)                                               97,556
 ....................................................................................................
                   3,200   Eclipsys Corp. (NON)                                             76,600
 ....................................................................................................
                  21,500   Medquist, Inc. (NON)                                            940,625
 ....................................................................................................
                  11,800   RehabCare Group, Inc. (NON)                                     217,563
----------------------------------------------------------------------------------------------------
                                                                                         2,326,169
----------------------------------------------------------------------------------------------------
Insurance and Finance (9.7%)
 ....................................................................................................
                  38,778   ABN AMRO Holding N.V. (Netherlands)                             842,433
 ....................................................................................................
                  23,500   AFLAC Inc.                                                    1,125,063
 ....................................................................................................
                  22,824   Allied Irish Banks PLC (Ireland)                                301,046
 ....................................................................................................
                  24,104   Allied Zurich AG (United Kingdom)                               303,184
 ....................................................................................................
                  50,525   Allstate Corp.                                                1,812,584
 ....................................................................................................
                  27,100   American Express Co.                                          3,526,388
 ....................................................................................................
                  60,515   American General Corp.                                        4,561,318
 ....................................................................................................
                  41,448   American International Group, Inc.                            4,852,006
 ....................................................................................................
                   7,030   Axa S.A. (France)                                               860,341
 ....................................................................................................
                  87,277   Bank of America Corp.                                         6,398,472
 ....................................................................................................
                  14,537   Bank of Ireland (Ireland)                                       245,132
 ....................................................................................................
                  24,398   Bank of Nova Scotia (Canada)                                    532,962
 ....................................................................................................
                  77,896   Bank One Corp.                                                4,639,681
 ....................................................................................................
                  34,890   BankBoston Corp.                                              1,783,751
 ....................................................................................................
                   8,595   Banque Nationale de Paris (France) (NON)                        718,435
 ....................................................................................................
                  23,100   Capital One Financial Corp.                                   1,286,381
 ....................................................................................................
                  91,310   Charter One Financial, Inc.                                   2,539,559
 ....................................................................................................
                  18,905   Chase Manhattan Corp.                                         1,637,646
 ....................................................................................................
                     866   Cie Finance Richemont                                         1,673,782
 ....................................................................................................
                  28,985   CIGNA Corp.                                                   2,579,665
 ....................................................................................................
                 175,275   Citigroup, Inc.                                               8,325,563
 ....................................................................................................
                  17,250   Comerica, Inc.                                                1,025,297
 ....................................................................................................
                     763   Commonwealth Bank of Australia
                           (Australia)                                                      12,212
 ....................................................................................................
                  30,000   Development Bank of Singapore Ltd.
                           (Singapore)                                                     367,059
 ....................................................................................................
                  29,000   Fannie Mae                                                    1,982,875
 ....................................................................................................
                  28,000   Fifth Third Bancorp                                           1,863,750
 ....................................................................................................
                  25,600   First Security Corp.                                            697,600
 ....................................................................................................
                 112,104   Firstar Corp.                                                 3,138,912
 ....................................................................................................
                  39,110   Fleet Financial Group, Inc.                                   1,735,506
 ....................................................................................................
                   8,000   Gilman & Ciocia, Inc. (NON)                                      73,500
 ....................................................................................................
                   1,800   Goldman Sachs Group, Inc. (The) (NON)                           130,050
 ....................................................................................................
                  36,727   Internationale Nederlanden Groep
                           (Netherlands)                                                 1,994,689
 ....................................................................................................
                  44,470   Investor AB (Sweden)                                            499,604
 ....................................................................................................
                     317   Julius Baer Holdings AG (Switzerland)                           907,764
 ....................................................................................................
                 211,000   Keppel Bank (Singapore)                                         469,165
 ....................................................................................................
                  50,350   Lehman Brothers Holding, Inc.                                 3,134,288
 ....................................................................................................
                  11,100   Lincoln National Corp.                                          580,669
 ....................................................................................................
                  21,900   Merrill Lynch & Co., Inc.                                     1,750,631
 ....................................................................................................
                  34,500   Monte Dei Paschi NY Branch                                      153,468
 ....................................................................................................
                  20,990   Morgan (J.P.) & Co., Inc.                                     2,949,095
 ....................................................................................................
                  16,000   Morgan Stanley, Dean Witter,
                           Discover and Co.                                              1,640,000
 ....................................................................................................
                  24,800   National City Corp.                                           1,624,400
 ....................................................................................................
                     800   NextCard, Inc. (NON)                                             27,150
 ....................................................................................................
                 322,000   Nikko Securities Co. Ltd. (Japan) (NON)                       2,079,223
 ....................................................................................................
                  56,100   Overseas Union Bank Ltd. (Singapore)                            270,600
 ....................................................................................................
                  40,527   PNC Bank Corp.                                                2,335,368
 ....................................................................................................
                  15,900   Promise Co., Ltd. (Japan)                                       939,934
 ....................................................................................................
                  19,365   Providian Financial Corp.                                     1,810,628
 ....................................................................................................
                   7,075   Reinsurance Group America, Inc.                                 249,394
 ....................................................................................................
                  18,900   Schwab (Charles) Corp.                                        2,076,638
 ....................................................................................................
                   9,600   Shinhan Bank 144A                                               211,200
 ....................................................................................................
                  56,450   St. Paul Cos., Inc.                                           1,795,816
 ....................................................................................................
                  51,951   Svenska Handelsbanken (Sweden)                                  626,656
 ....................................................................................................
                   3,300   Takefuji Corp. (Japan)                                          341,322
 ....................................................................................................
                  22,925   The Chubb Corp.                                               1,593,288
 ....................................................................................................
                  15,565   Travelers Property Casualty Corp.                               608,981
 ....................................................................................................
                  67,755   U.S. Bancorp                                                  2,303,670
 ....................................................................................................
                   2,375   UBS AG (Switzerland)                                            712,346
 ....................................................................................................
                  29,000   United Overseas Bank Ltd. (Singapore) (NON)                     203,000
 ....................................................................................................
                  56,757   Washington Mutual, Inc.                                       2,007,779
----------------------------------------------------------------------------------------------------
                                                                                        97,468,919
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.8%)
 ....................................................................................................
                  28,135   Bausch & Lomb, Inc.                                           2,152,328
 ....................................................................................................
                  34,575   Baxter International, Inc.                                    2,096,109
 ....................................................................................................
                  44,100   Bergen Brunswig Corp. Class A                                   760,725
 ....................................................................................................
                  11,400   Colorado MEDtech, Inc. (NON)                                    250,088
 ....................................................................................................
                   4,800   Igen, Inc. (NON)                                                139,800
 ....................................................................................................
                  28,720   Mallinckrodt Inc.                                             1,044,690
 ....................................................................................................
                   5,100   Osteotech, Inc. (NON)                                           146,625
 ....................................................................................................
                  10,300   ResMed Inc. (NON)                                               341,831
 ....................................................................................................
                  10,000   Sabratek Corp. (AFF) (NON)                                      218,750
 ....................................................................................................
                   7,500   Ventana Medical Systems, Inc. (NON)                             143,438
 ....................................................................................................
                  18,750   Xomed Surgical Products Inc. (NON)                              912,891
----------------------------------------------------------------------------------------------------
                                                                                         8,207,275
----------------------------------------------------------------------------------------------------
Metals and Mining (0.2%)
 ....................................................................................................
                  29,070   Alcoa Inc.                                                    1,798,706
 ....................................................................................................
                     580   Pohang Iron & Steel Company, Ltd.
                           (South Korea)                                                    69,678
----------------------------------------------------------------------------------------------------
                                                                                         1,868,384
----------------------------------------------------------------------------------------------------
Oil and Gas (4.2%)
 ....................................................................................................
                  26,710   Atlantic Richfield Co.                                        2,231,954
 ....................................................................................................
                  22,970   Burmah Castrol PLC (United Kingdom) (NON)                       436,189
 ....................................................................................................
                  23,840   Chevron, Inc.                                                 2,269,270
 ....................................................................................................
                 103,390   Conoco, Inc.                                                  2,881,996
 ....................................................................................................
                  15,298   Elf Aquitaine S.A. (France)                                   2,252,009
 ....................................................................................................
                  38,100   Enron Corp.                                                   3,114,675
 ....................................................................................................
                 320,085   Ente Nazionale Idrocarburi (ENI)
                           SPA (Italy)                                                   1,917,231
 ....................................................................................................
                  99,306   Exxon Corp.                                                   7,658,975
 ....................................................................................................
                  58,355   Halliburton Co.                                               2,640,564
 ....................................................................................................
                   7,000   Hong Kong and China Gas Co., Ltd.
                           (Hong Kong)                                                      10,151
 ....................................................................................................
                  16,365   Laurasia Resources Ltd. (Canada)                                380,925
 ....................................................................................................
                  26,540   Mobil Corp.                                                   2,627,460
 ....................................................................................................
                  93,075   Occidental Petroleum Corp.                                    1,966,209
 ....................................................................................................
                  29,095   Phillips Petroleum Co.                                        1,463,842
 ....................................................................................................
                  41,360   Royal Dutch Petroleum Co. PLC ADR
                           (Netherlands)                                                 2,491,940
 ....................................................................................................
                 165,246   Shell Transportation & Trading
                           (United Kingdom) (NON)                                        1,239,928
 ....................................................................................................
                  44,885   Sonat, Inc.                                                   1,486,816
 ....................................................................................................
                  45,100   Tosco Corp.                                                   1,169,781
 ....................................................................................................
                  36,225   Unocal Corp.                                                  1,435,416
 ....................................................................................................
                  43,985   Williams Cos., Inc.                                           1,872,112
----------------------------------------------------------------------------------------------------
                                                                                        41,547,443
----------------------------------------------------------------------------------------------------
Packaging and Containers (0.1%)
 ....................................................................................................
                  15,300   Sealed Air Corp. (NON)                                          992,588
----------------------------------------------------------------------------------------------------
Paper and Forest Products (0.7%)
 ....................................................................................................
                  22,700   Abitibi-Consolidated Inc. (Canada)                              261,881
 ....................................................................................................
                  82,710   Boise Cascade Corp.                                           3,546,191
 ....................................................................................................
                  90,765   Smurfit-Stone Container Corp. (NON)                           1,866,355
 ....................................................................................................
                  17,355   Weyerhaeuser Co.                                              1,193,156
----------------------------------------------------------------------------------------------------
                                                                                         6,867,583
----------------------------------------------------------------------------------------------------
Pharmaceuticals (4.1%)
 ....................................................................................................
                   8,000   Allergan, Inc.                                                  888,000
 ....................................................................................................
                 103,950   American Home Products Corp.                                  5,977,125
 ....................................................................................................
                  24,900   Amgen Inc. (NON)                                              1,515,788
 ....................................................................................................
                  27,800   Biogen, Inc. (NON)                                            1,787,888
 ....................................................................................................
                  42,745   Bristol-Myers Squibb Co.                                      3,010,851
 ....................................................................................................
                  16,800   Coulter Pharmaceutical, Inc. (NON)                              379,050
 ....................................................................................................
                  17,000   Eisai Co. Ltd. (Japan) (NON)                                    335,221
 ....................................................................................................
                   3,600   Immunex Corp. (NON)                                             458,775
 ....................................................................................................
                  29,800   Johnson & Johnson                                             2,920,400
 ....................................................................................................
                   9,250   Medicis Pharmaceutical Corp. Class A (NON)                      234,719
 ....................................................................................................
                  44,530   Merck & Co., Inc.                                             3,295,220
 ....................................................................................................
                     577   Novartis AG ADR (Switzerland)                                   846,665
 ....................................................................................................
                 102,172   Pharmacia & Upjohn, Inc.                                      5,804,647
 ....................................................................................................
                  16,895   Pharmacia & Upjohn, Inc. ADS (Sweden)                           939,055
 ....................................................................................................
                  19,850   Priority Healthcare Corp. Class B (NON)                         684,825
 ....................................................................................................
                  18,566   Sanofi-Synthelabo SA (France) (NON)                             790,349
 ....................................................................................................
                  94,600   Schering-Plough Corp.                                         5,013,800
 ....................................................................................................
                  38,332   Smithkline Beecham PLC ADR
                           (United Kingdom)                                                498,470
 ....................................................................................................
                   5,000   Trimeris, Inc. (NON)                                             72,500
 ....................................................................................................
                  51,800   Warner-Lambert Co.                                            3,593,625
 ....................................................................................................
                  38,000   Yamanouchi Pharmaceutical Co., Ltd.
                           (Japan)                                                       1,454,651
----------------------------------------------------------------------------------------------------
                                                                                        40,501,624
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (0.2%)
 ....................................................................................................
                  57,230   Monsanto Co.                                                  2,257,008
----------------------------------------------------------------------------------------------------
Photography (0.2%)
 ....................................................................................................
                  17,200   Canon, Inc. (Japan)                                             494,882
 ....................................................................................................
                  25,500   Eastman Kodak Co. (NON)                                       1,727,625
----------------------------------------------------------------------------------------------------
                                                                                         2,222,507
----------------------------------------------------------------------------------------------------
Publishing (0.4%)
 ....................................................................................................
                  28,075   McGraw-Hill, Inc.                                             1,514,295
 ....................................................................................................
                  33,600   Times Mirror Co. Class A                                      1,990,800
----------------------------------------------------------------------------------------------------
                                                                                         3,505,095
----------------------------------------------------------------------------------------------------
Real Estate (0.1%)
 ....................................................................................................
                  58,000   Henderson Land Development Co. Ltd.
                           (Hong Kong) (R)                                                 333,428
 ....................................................................................................
                  11,100   Realty Information Group, Inc. (NON)                            482,850
----------------------------------------------------------------------------------------------------
                                                                                           816,278
----------------------------------------------------------------------------------------------------
Recreation (0.2%)
 ....................................................................................................
                  18,200   Cinar Films, Inc. Class B, (Canada) (NON)                       445,900
 ....................................................................................................
                 129,298   EMI Group PLC (United Kingdom)                                1,037,998
----------------------------------------------------------------------------------------------------
                                                                                         1,483,898
----------------------------------------------------------------------------------------------------
Retail (4.3%)
 ....................................................................................................
                   9,762   99 Cents Only Stores (NON)                                      487,490
 ....................................................................................................
                  24,000   Best Buy Co., Inc. (NON)                                      1,620,000
 ....................................................................................................
                 103,506   Coles Myer Ltd. (Australia) (NON)                               605,484
 ....................................................................................................
                  12,000   Cost Plus, Inc. (NON)                                           546,000
 ....................................................................................................
                  41,800   Costco Companies, Inc. (NON)                                  3,346,613
 ....................................................................................................
                  69,554   CVS Corp.                                                     3,529,866
 ....................................................................................................
                  18,500   David's Bridal, Inc. (NON)                                      287,906
 ....................................................................................................
                  22,000   Dayton Hudson Corp.                                           1,430,000
 ....................................................................................................
                   8,000   Factory 2-U Stores, Inc.                                        148,000
 ....................................................................................................
                  45,735   Federated Department Stores, Inc. (NON)                       2,421,097
 ....................................................................................................
                  38,250   Gap, Inc. (The) (NON)                                         1,926,844
 ....................................................................................................
                  62,500   Home Depot, Inc. (The)                                        4,027,344
 ....................................................................................................
                   8,200   J. Jill Group Inc. (NON)                                        119,925
 ....................................................................................................
                 107,710   K mart Corp. (NON)                                            1,770,483
 ....................................................................................................
                   5,947   Koninklijke Ahold N.V. (Netherlands)                            205,483
 ....................................................................................................
                  16,500   Linens 'N Things, Inc. (NON)                                    721,875
 ....................................................................................................
                  92,480   Rite Aid Corp.                                                2,277,320
 ....................................................................................................
                  44,400   Safeway, Inc. (NON)                                           2,197,800
 ....................................................................................................
                  50,880   Saks, Inc. (NON)                                              1,469,160
 ....................................................................................................
                  40,480   Sears, Roebuck & Co.                                          1,803,890
 ....................................................................................................
                  27,200   Sunglass Hut International, Inc. (NON)                          467,500
 ....................................................................................................
                  77,600   TJX Cos., Inc. (The)                                          2,585,050
 ....................................................................................................
                   7,300   Tuesday Morning Corp. (NON)                                     186,150
 ....................................................................................................
                  11,742   Tweeter Home Entertainment
                           Group, Inc. (NON)                                               460,874
 ....................................................................................................
                   6,832   Vendex International N.V. (Netherlands)                         183,054
 ....................................................................................................
                 118,400   Wal-Mart Stores, Inc.                                         5,712,800
 ....................................................................................................
                  92,800   Walgreen Co.                                                  2,726,000
 ....................................................................................................
                  11,600   Zany Brainy, Inc. (NON)                                         112,375
----------------------------------------------------------------------------------------------------
                                                                                        43,376,383
----------------------------------------------------------------------------------------------------
Satellite Services (--%)
 ....................................................................................................
                  16,599   Hellenic Telecommunication
                           Organization S.A. (Greece)                                      357,429
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.3%)
 ....................................................................................................
                   5,100   Action Performance Cos., Inc. (NON)                             168,300
 ....................................................................................................
                  10,138   Gucci Group N.V. (Netherlands)                                  709,660
 ....................................................................................................
                  66,270   Mattel, Inc.                                                  1,752,013
----------------------------------------------------------------------------------------------------
                                                                                         2,629,973
----------------------------------------------------------------------------------------------------
Telecommunications (7.4%)
 ....................................................................................................
                     233   Allegiance Telecom, Inc. (NON)                                   12,786
 ....................................................................................................
                  41,390   ALLTEL Corp.                                                  2,959,385
 ....................................................................................................
                  39,909   BCE, Inc. (Canada)                                            1,954,721
 ....................................................................................................
                   9,500   Black Box Corp. (NON)                                           476,188
 ....................................................................................................
                 138,336   British Telecommunications PLC ADR                            2,319,291
 ....................................................................................................
                  47,000   Cable & Wireless Optus Ltd. 144A
                           (Australia)                                                     107,598
 ....................................................................................................
                  81,107   Cable & Wireless PLC (United Kingdom)                         1,034,249
 ....................................................................................................
                  52,000   Carso Global Telecom (Mexico)                                   331,030
 ....................................................................................................
                 605,000   China Telecom Ltd. (Hong Kong) (NON)                          1,680,512
 ....................................................................................................
                     500   Copper Mountain Networks, Inc. (NON)                             38,625
 ....................................................................................................
                     196   DDI Corp. (Japan)                                             1,220,240
 ....................................................................................................
                  12,100   Ditech Communications Corp. (NON)                               242,000
 ....................................................................................................
                  61,535   Ericsson Class B, (Sweden)                                    1,983,005
 ....................................................................................................
                   7,180   France Telecom S.A. (France)                                    544,080
 ....................................................................................................
                   5,100   GlobeSpan, Inc. (NON)                                           202,725
 ....................................................................................................
                  24,500   GST Telecommunications, Inc. (Canada) (NON)                     323,094
 ....................................................................................................
                  43,595   GTE Corp.                                                     3,302,321
 ....................................................................................................
                   8,100   Intermedia Communications, Inc. (NON)                           243,000
 ....................................................................................................
                  13,300   Korea Telecom Corp. (South Korea) (NON)                         532,000
 ....................................................................................................
                 100,800   Lucent Technologies, Inc.                                     6,797,700
 ....................................................................................................
                  17,488   Mannesmann AG (Germany) (NON)                                 2,617,816
 ....................................................................................................
                  54,100   MCI WorldCom, Inc. (NON)                                      4,655,981
 ....................................................................................................
                   1,200   Network Plus Corp. (NON)                                         25,050
 ....................................................................................................
                  26,000   Nokia Corp. ADR (Finland)                                     2,380,625
 ....................................................................................................
                  21,125   Nortel Networks Corp. (Canada)                                1,833,914
 ....................................................................................................
                  34,000   Orange PLC ADR (United Kingdom) (NON)                           498,711
 ....................................................................................................
                  16,696   Oy Nokia AB Class A, (Finland)                                1,468,121
 ....................................................................................................
                  42,600   Pinnacle Holdings Inc. (NON)                                  1,043,700
 ....................................................................................................
                  20,801   Portugal Telecom S.A. (Portugal)                                848,910
 ....................................................................................................
                   8,600   Powerwave Technologies, Inc. (NON)                              277,350
 ....................................................................................................
                  34,200   Price Communications Corp (NON)                                 513,000
 ....................................................................................................
                  15,400   QUALCOMM, Inc.                                                2,209,900
 ....................................................................................................
                 158,656   SBC Communications, Inc.                                      9,201,982
 ....................................................................................................
                 131,670   Sprint Corp.                                                  6,953,822
 ....................................................................................................
                  21,601   Sprint PCS                                                    1,233,929
 ....................................................................................................
                  11,100   Stanford Telecommunications, Inc. (NON)                         328,838
 ....................................................................................................
                   3,726   Swisscom AG                                                   1,408,992
 ....................................................................................................
                  10,575   Tele Centro Sul Participacoes S.A. (Brazil)                     586,913
 ....................................................................................................
                       1   Telecomunicacoes de Sao Paulo
                           S.A. (Brazil)                                                       178
 ....................................................................................................
                  24,984   Telesp Celular Participacoes S.A.
                           ADR (Brazil)                                                    668,322
 ....................................................................................................
                  33,812   Telesp Participacoes S.A. ADR (Brazil)                          773,450
 ....................................................................................................
                  21,207   Telfonica S.A. (France)                                       1,024,773
 ....................................................................................................
                  33,200   Tellabs, Inc. (NON)                                           2,243,075
 ....................................................................................................
                  31,771   U S West, Inc.                                                1,866,546
 ....................................................................................................
                     667   Viatel, Inc. (NON)                                               37,417
 ....................................................................................................
                  11,150   Vodafone AirTouch PLC
                           (United Kingdom)                                              2,196,550
 ....................................................................................................
                   9,826   WinStar Communications. Inc. (NON)                              478,993
----------------------------------------------------------------------------------------------------
                                                                                        73,681,408
----------------------------------------------------------------------------------------------------
Transportation (1.3%)
 ....................................................................................................
                  21,816   Bombardier, Inc. (Canada)                                       335,081
 ....................................................................................................
                  92,165   British Airways PLC (United Kingdom)                            636,325
 ....................................................................................................
                  54,118   Burlington Northern Santa Fe Corp.                            1,677,658
 ....................................................................................................
                  40,950   Delta Air Lines, Inc.                                         2,359,744
 ....................................................................................................
                  20,400   Eagle USA Airfreight, Inc. (NON)                                865,725
 ....................................................................................................
                  18,300   Expeditors International of
                           Washington, Inc. (NON)                                          498,675
 ....................................................................................................
                  34,200   FDX Corp. (NON)                                               1,855,350
 ....................................................................................................
                  18,600   Fritz Companies, Inc. (NON)                                     199,950
 ....................................................................................................
                  22,000   Mesaba Holdings, Inc. (NON)                                     280,500
 ....................................................................................................
                  32,433   Peninsular and Oriental Steam
                           Navigation Co. (United Kingdom)                                 487,235
 ....................................................................................................
                  11,000   SkyWest, Inc.                                                   274,313
 ....................................................................................................
                  75,337   Southwest Airlines Co.                                        2,344,864
 ....................................................................................................
                   8,248   TNT Post Group N.V. (Netherlands)                               197,529
 ....................................................................................................
                  19,300   Union Pacific Corp.                                           1,125,431
----------------------------------------------------------------------------------------------------
                                                                                        13,138,380
----------------------------------------------------------------------------------------------------
Utilities (2.7%)
 ....................................................................................................
                  70,587   American Telephone & Telegraph Co.                            3,939,637
 ....................................................................................................
                  19,680   Ameritech Corp.                                               1,446,480
 ....................................................................................................
                  34,800   Anglian Water PLC (United Kingdom)                              385,029
 ....................................................................................................
                  40,640   Bell Atlantic Corp.                                           2,656,840
 ....................................................................................................
                  50,700   BellSouth Corp.                                               2,376,563
 ....................................................................................................
                  22,000   Companhia Energetica de Minas Gerais
                           ADR (Brazil)                                                    451,000
 ....................................................................................................
                  39,095   Consolidated Edison, Inc.                                     1,769,049
 ....................................................................................................
                  36,175   Dominion Resources, Inc.                                      1,566,830
 ....................................................................................................
                  28,385   Duke Energy Corp.                                             1,543,434
 ....................................................................................................
                  58,372   Edison International                                          1,561,451
 ....................................................................................................
                  62,480   Entergy Corp.                                                 1,952,500
 ....................................................................................................
                  20,100   Independent Energy Holdings PLC
                           (United Kingdom) (NON)                                          273,863
 ....................................................................................................
                     720   Korea Electric Power Corp. (South Korea)                         29,920
 ....................................................................................................
                  33,709   Korea Electric Power Corp. ADR
                           (South Korea)                                                   691,035
 ....................................................................................................
                  15,100   Libertel NV (Netherlands)                                       296,798
 ....................................................................................................
                     130   Nippon Telegraph and Telephone Corp.
                           (Japan)                                                       1,515,502
 ....................................................................................................
                  85,131   Scottish Power PLC (United Kingdom)                             735,792
 ....................................................................................................
                  12,624   Telefonos de Mexico S.A. Class L,
                           ADR (Mexico)                                                  1,020,177
 ....................................................................................................
                  37,220   Texas Utilities Co.                                           1,535,325
 ....................................................................................................
                  43,300   Tokyo Electric Power Co. (Japan)                                914,688
----------------------------------------------------------------------------------------------------
                                                                                        26,661,913
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $494,915,086)                                        $636,287,517
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (10.8%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
U.S. Government Agency Mortgage Obligations (5.2%)
 ....................................................................................................
                           Federal Home Loan Mortgage Association
 ....................................................................................................
              $1,368,511     8 1/2s, July 1, 2028                                       $1,429,656
 ....................................................................................................
               1,119,707     6 1/2s, April 1, 2029                                       1,080,865
 ....................................................................................................
                 970,000   Federal Home Loan Mortgage
                           Association 6s, TBA July 15, 2006                               944,198
 ....................................................................................................
                  88,022   Federal National Mortgage Association
                           Adjustable Rate Mortgage 7.346s,
                           July 1, 2025                                                     88,902
 ....................................................................................................
                           Federal National Mortgage Association
                           Pass-through Certificates
 ....................................................................................................
               3,011,217     8 1/2s, with due dates from
                             May 1, 2019 to February 1, 2029                             3,147,508
 ....................................................................................................
               1,848,875     8s, with due dates from May 1, 2025
                             to January 1, 2029                                          1,899,127
 ....................................................................................................
                 317,588     7 1/2s, July 1, 2007                                          323,749
 ....................................................................................................
               1,815,849     7 1/2s, Dwarf, with due dates from
                             September 1, 2010 to June 1, 2013                           1,848,190
 ....................................................................................................
               4,657,414     7s, Dwarf, with due dates from
                             January 1, 2008 to October 1, 2011                          4,685,182
 ....................................................................................................
                           Federal National Mortgage Association
                           Pass-through Certificates
              $4,524,554     6 1/2s, with due dates from
                             April 1, 2026 to June 1, 2029                               4,365,171
 ....................................................................................................
               2,205,585     6 1/2s, Dwarf, with due dates from
                             August 1, 2010 to September 1, 2013                         2,173,185
 ....................................................................................................
               3,210,000     6s, May 15, 2008                                            3,113,186
 ....................................................................................................
               5,000,638     6s, Dwarf, with due dates from
                             April 1, 2013 to January 15, 2014                           4,830,265
 ....................................................................................................
               1,370,000     5 3/4s, April 15, 2003                                      1,354,807
 ....................................................................................................
                           Government National Mortgage
                           Association Pass-through Certificates
 ....................................................................................................
                  41,056     11s, December 15, 2015                                         45,226
 ....................................................................................................
               1,613,514     10s, with due dates from June 15, 2013
                             to March 1, 2029                                            1,773,730
 ....................................................................................................
                 616,747     9 1/2s, December 15, 2017                                     669,171
 ....................................................................................................
                 686,072     9s, December 15, 2016                                         737,527
 ....................................................................................................
               5,528,222     8s, with due dates from
                             September 15, 2020 to
                             January 15, 2028                                            5,686,458
 ....................................................................................................
               5,690,102     7 1/2s, with due dates from
                             January 15, 2023 to May 16, 2027                            5,822,745
 ....................................................................................................
               2,782,427     7s, with due dates from May 15, 2023
                             to September 15, 2028                                       2,750,624
 ....................................................................................................
               3,370,949     6 1/2s, with due dates from
                             October 15, 2023 to March 15, 2029                          3,247,843
----------------------------------------------------------------------------------------------------
                                                                                        52,017,315
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (5.6%)
 ....................................................................................................
                           U.S. Treasury Bonds
 ....................................................................................................
               2,105,000     6 3/8s, August 15, 2027 (SEG)                               2,156,972
 ....................................................................................................
               3,015,000     6 1/8s, November 15, 2027                                   2,994,739
 ....................................................................................................
               3,590,000     5 1/4s, February 15, 2029                                   3,225,400
 ....................................................................................................
               2,523,000     5 1/4s, November 15, 2028                                   2,236,412
 ....................................................................................................
               6,023,000     5 1/4s, August 15, 2003 (SEG)                               5,920,428
 ....................................................................................................
                           U.S. Treasury Notes
 ....................................................................................................
                 880,000     6 1/8s, August 15, 2007                                       889,486
 ....................................................................................................
               1,153,000     5 5/8s, May 15, 2008 (SEG)                                  1,129,398
 ....................................................................................................
               1,860,000     5 1/2s, May 15, 2009                                        1,816,978
 ....................................................................................................
               2,025,000     5 1/4s, May 15, 2004                                        1,989,887
 ....................................................................................................
               3,380,000     5s, February 28, 2001                                       3,353,568
 ....................................................................................................
               6,765,000     4 7/8s, March 31, 2001                                      6,696,268
 ....................................................................................................
              14,350,000     4 3/4s, November 15, 2008                                  13,177,318
 ....................................................................................................
               8,480,000     4 5/8s, December 31, 2000 (SEG)                             8,380,614
 ....................................................................................................
               2,440,000     4 1/2s, September 30, 2000                                  2,413,308
----------------------------------------------------------------------------------------------------
                                                                                        56,380,776
----------------------------------------------------------------------------------------------------
                           Total U.S. Government and
                           Agency Obligations
                           (cost $110,933,561)                                        $108,398,091
----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (9.5%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
Advertising (0.1%)
 ....................................................................................................
                $100,000   Adams Outdoor Advertising sr. notes
                           10 3/4s, 2006                                                  $107,000
 ....................................................................................................
                 255,000   Lamar Advertising Co. sr. sub. notes
                           9 5/8s, 2006                                                    261,375
 ....................................................................................................
                  20,000   Lamar Advertising Co. company
                           guaranty 8 5/8s, 2007                                            20,300
 ....................................................................................................
                 225,000   Outdoor Communications Inc. sr. sub.
                           notes 9 1/4s, 2007                                              236,813
 ....................................................................................................
                  15,000   Outdoor Systems, Inc. sr. sub. notes
                           9 3/8s, 2006                                                     15,975
 ....................................................................................................
                 100,000   Outdoor Systems, Inc. company
                           guaranty 8 7/8s, 2007                                           104,500
----------------------------------------------------------------------------------------------------
                                                                                           745,963
----------------------------------------------------------------------------------------------------
Aerospace and Defense (0.2%)
 ....................................................................................................
                  20,000   Argo-Tech Corp. company guaranty
                           8 5/8s, 2007                                                     18,500
 ....................................................................................................
                  60,000   Argo-Tech Corp. company guaranty
                           Ser. D, 8 5/8s, 2007                                             55,500
 ....................................................................................................
                 110,000   Aviation Sales Co. company guaranty
                           8 1/8s, 2008                                                    103,400
 ....................................................................................................
                 200,000   BE Aerospace, Inc. sr. sub. notes
                           Ser. B, 9 7/8s, 2006                                            204,000
 ....................................................................................................
                  40,000   BE Aerospace, Inc. sr. sub. notes
                           9 1/2s, 2008                                                     40,600
 ....................................................................................................
                  60,000   BE Aerospace, Inc. sr. sub. notes
                           Ser. B, 8s, 2008                                                 56,100
 ....................................................................................................
                 125,000   Derlan Industries Ltd. sr. notes 10s,
                           2007 (Canada)                                                   119,375
 ....................................................................................................
                  25,000   K&F Industries, Inc. sr. sub. notes
                           Ser. B, 9 1/4s, 2007                                             24,625
 ....................................................................................................
                  50,000   L-3 Communications Corp. sr. sub.
                           notes Ser. B, 10 3/8s, 2007                                      52,750
 ....................................................................................................
                  50,000   L-3 Communications Corp. sr. sub.
                           notes 8 1/2s, 2008                                               49,250
 ....................................................................................................
                  50,000   L-3 Communications Corp. company
                           guaranty Ser. B, 8s, 2008                                        47,625
 ....................................................................................................
                 275,000   Lockheed Martin Corp. company
                           guaranty 7 1/4s, 2006                                           275,187
 ....................................................................................................
                 460,000   Raytheon Co notes 6.45s, 2002                                   461,007
 ....................................................................................................
                 410,000   Raytheon Co. notes 6.15s, 2008                                  387,077
 ....................................................................................................
                   5,000   Sequa Corp. sr. sub. notes 9 3/8s, 2003                           5,075
----------------------------------------------------------------------------------------------------
                                                                                         1,900,071
----------------------------------------------------------------------------------------------------
Agriculture (0.1%)
 ....................................................................................................
                 611,808   Premium Standard Farms, Inc. sr. sec.
                           notes 11s, 2003 (PIK)                                           562,863
----------------------------------------------------------------------------------------------------
Apparel (--%)
 ....................................................................................................
                 210,000   Fruit of the Loom 144A company
                           guaranty 8 7/8s, 2006                                           181,650
 ....................................................................................................
                  50,000   William Carter Holdings Co. sr. sub.
                           notes Ser. A, 12s, 2008                                          51,500
 ....................................................................................................
                 125,000   William Carter Holdings Co. sr. sub.
                           notes Ser. A, 10 3/8s, 2006                                     127,500
----------------------------------------------------------------------------------------------------
                                                                                           360,650
----------------------------------------------------------------------------------------------------
Automotive (0.4%)
 ....................................................................................................
                 290,000   Aftermarket Technology Corp. sr. sub.
                           notes 12s, 2004                                                 302,325
 ....................................................................................................
                 380,000   Chrysler Corp. deb. Ser. B, 7.45s, 2097                         378,176
 ....................................................................................................
                 920,000   Delphi Automotive Systems Corp. notes
                           6 1/8s, 2004                                                    894,672
 ....................................................................................................
                  90,000   Dura Operating Corp. 144A sr. sub.
                           notes 9s, 2009                                                   86,400
 ....................................................................................................
                  90,000   Federal Mogul Corp. 144A notes
                           7 1/2s, 2009                                                     83,056
 ....................................................................................................
                 300,000   Federal Mogul Corp. 144A notes
                           7 3/8s, 2006                                                    282,345
 ....................................................................................................
               1,485,000   Ford Motor Co. bonds 6 5/8s, 2028                             1,336,767
 ....................................................................................................
                 170,000   Hayes Lemmerz International, Inc.
                           144A company guaranty 8 1/4s, 2008                              161,500
 ....................................................................................................
                  75,000   Lear Corp. sub. notes 9 1/2s, 2006                               81,938
 ....................................................................................................
                 180,000   Navistar International Corp. sr. notes
                           Ser. B, 8s, 2008                                                177,300
 ....................................................................................................
                 250,000   Navistar International Corp. sr. notes
                           Ser. B, 7s, 2003                                                245,000
 ....................................................................................................
                  45,000   Safety Components International, Inc.
                           sr. sub. notes Ser. B, 10 1/8s, 2007                             40,050
 ....................................................................................................
                 160,000   Talon Automotive Group sr. sub. notes
                           Ser. B, 9 5/8s, 2008                                            137,600
----------------------------------------------------------------------------------------------------
                                                                                         4,207,129
----------------------------------------------------------------------------------------------------
Banks (0.2%)
 ....................................................................................................
               1,010,000   BankAmerica Corp. sr. notes 5 7/8s, 2009                        928,675
 ....................................................................................................
DKK            2,697,000   Bank Realkredit Danmark mortgage
                           7s, 2029 (Denmark)                                              376,821
 ....................................................................................................
                  $5,000   North Fork Capital Trust I company
                           guaranty 8.7s, 2026                                               4,954
 ....................................................................................................
                  15,000   Ocwen Capital Trust I company
                           guaranty 10 7/8s, 2027                                           11,700
 ....................................................................................................
                   5,000   Ocwen Federal Bank FSB sub. deb.
                           12s, 2005                                                         4,900
 ....................................................................................................
                  10,000   Ocwen Financial Corp. notes
                           11 7/8s, 2003                                                     9,450
 ....................................................................................................
                  30,000   Peoples Heritage Capital Trust
                           company guaranty Ser. B, 9.06s, 2027                             28,480
 ....................................................................................................
                  70,000   Provident Capital Trust company
                           guaranty 8.6s, 2026                                              67,624
 ....................................................................................................
                  80,000   Riggs Capital Trust 144A bonds
                           8 5/8s, 2026                                                     75,578
 ....................................................................................................
                  50,000   Sovereign Capital Trust company
                           guaranty 9s, 2027                                                48,280
 ....................................................................................................
                   5,000   Webster Capital Trust I 144A bonds
                           9.36s, 2027                                                       4,895
----------------------------------------------------------------------------------------------------
                                                                                         1,561,357
----------------------------------------------------------------------------------------------------
Basic Industrial Products (--%)
 ....................................................................................................
                 170,000   Ball Corp. company guaranty 8 1/4s, 2008                        165,750
 ....................................................................................................
                  80,000   Ball Corp. company guaranty 7 3/4s, 2006                         78,400
 ....................................................................................................
                  65,000   Owens-Illinois, Inc. sr. notes 8.1s, 2007                        64,596
 ....................................................................................................
                 170,000   Owens-Illinois, Inc. sr. notes 7.15s, 2005                      163,435
----------------------------------------------------------------------------------------------------
                                                                                           472,181
----------------------------------------------------------------------------------------------------
Broadcasting (0.3%)
 ....................................................................................................
                 150,000   Allbritton Communications Co. sr. sub.
                           deb. Ser. B, 9 3/4s, 2007                                       150,750
 ....................................................................................................
                 175,000   Capstar Broadcasting sr. disc. notes
                           stepped-coupon zero %
                           (12 3/4s, 2/1/02), 2009 (STP)                                   147,875
 ....................................................................................................
                 110,000   Capstar Broadcasting sr. sub. notes
                           9 1/4s, 2007                                                    113,713
 ....................................................................................................
                  10,000   Central European Media Enterprises
                           Ltd. sr. notes 9 3/8s, 2004 (Bermuda)                             8,600
 ....................................................................................................
                 360,000   Chancellor Media Corp. company
                           guaranty 8s, 2008                                               354,600
 ....................................................................................................
                  40,000   Citadel Broadcasting, Inc. sr. sub.
                           notes 10 1/4s, 2007                                              43,050
 ....................................................................................................
                 270,000   Citadel Broadcasting, Inc. company
                           guaranty 9 1/4s, 2008                                           278,100
 ....................................................................................................
                 100,000   Comcast UK Cable, Ltd. deb.
                           stepped-coupon zero %
                           (11.2s, 11/15/00), 2007 (Bermuda) (STP)                          90,000
 ....................................................................................................
                  95,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (11 3/4s, 12/15/00), 2005
                           (United Kingdom) (STP)                                           84,788
 ....................................................................................................
                 130,000   Fox Family Worldwide, Inc. sr. notes
                           9 1/4s, 2007                                                    119,600
 ....................................................................................................
                  60,000   Fox/Liberty Networks LLC sr. notes
                           8 7/8s, 2007                                                     62,400
 ....................................................................................................
                 225,000   Granite Broadcasting Corp. sr. sub.
                           notes 9 3/8s, 2005                                              222,750
 ....................................................................................................
                  15,000   Gray Communications Systems, Inc.
                           sr. sub. notes 10 5/8s, 2006                                     15,675
 ....................................................................................................
                 235,000   Jacor Communications, Inc. sr. sub.
                           notes 10 1/8s, 2006                                             257,325
 ....................................................................................................
                  75,000   Jacor Communications, Inc. company
                           guaranty Ser. B, 8 3/4s, 2007                                    79,688
 ....................................................................................................
                 110,000   Lenfest Communications, Inc. sr.
                           notes 8 3/8s, 2005                                              114,887
 ....................................................................................................
                 100,000   Lenfest Communications, Inc. sr. sub.
                           notes 8 1/4s, 2008                                              101,500
 ....................................................................................................
                  30,000   Pegasus Communications Corp.
                           sr. notes Ser. B, 9 3/4s, 2006                                   29,400
 ....................................................................................................
                  10,000   Radio One Inc. company guaranty
                           stepped-coupon Ser. B, 7s,
                           (12s, 5/15/00), 2004 (STP)                                       10,400
 ....................................................................................................
                 181,000   SFX Broadcasting, Inc. sr. sub. notes
                           Ser. B, 10 3/4s, 2006                                           196,838
 ....................................................................................................
                 100,000   Sinclair Broadcast Group, Inc. sr. sub.
                           notes 8 3/4s, 2007                                               98,000
 ....................................................................................................
                  80,000   Spanish Broadcasting Systems sr. notes
                           Ser. B, 11s, 2004                                                86,400
----------------------------------------------------------------------------------------------------
                                                                                         2,666,339
----------------------------------------------------------------------------------------------------
Building and Construction (0.1%)
 ....................................................................................................
                  90,000   Albecca Inc. company guaranty
                           10 3/4s, 2008                                                    74,700
 ....................................................................................................
                  25,000   American Architectural Products Corp.
                           company guaranty 11 3/4s, 2007                                   18,750
 ....................................................................................................
                  40,000   Atrium Companies Inc. 144A sr. sub.
                           notes 10 1/2s, 2009                                              39,000
 ....................................................................................................
                  10,000   Building Materials Corp. sr. notes
                           Ser. B, 8 5/8s, 2006                                              9,800
 ....................................................................................................
                 200,000   Building Materials Corp. company
                           guaranty 8s, 2008                                               186,500
 ....................................................................................................
                  25,000   Cia Latino Americana 144A company
                           guaranty 11 5/8s, 2004 (Argentina)                               13,000
 ....................................................................................................
                  80,000   D.R. Horton, Inc. company guaranty
                           10s, 2006                                                        82,600
 ....................................................................................................
                 240,000   D.R. Horton, Inc. company guaranty
                           8s, 2009                                                        226,800
 ....................................................................................................
                 155,000   GS Superhighway Holdings sr. notes
                           9 7/8s, 2004 (China)                                             77,500
 ....................................................................................................
                  40,000   Jackson Products, Inc. company
                           guaranty Ser. B, 9 1/2s, 2005                                    39,500
 ....................................................................................................
                  70,000   NCI Building Systems 144A sr. sub.
                           notes 9 1/4s, 2009                                               67,375
 ....................................................................................................
                  80,000   Toll Corp. company guaranty
                           8 1/8s, 2009                                                     75,800
----------------------------------------------------------------------------------------------------
                                                                                           911,325
----------------------------------------------------------------------------------------------------
Business Equipment and Services (0.1%)
 ....................................................................................................
                  80,000   Cex Holdings, Inc. company guaranty
                           Ser. B, 9 5/8s, 2008                                             75,200
 ....................................................................................................
                 220,000   Iron Mountain, Inc. company guaranty
                           8 3/4s, 2009                                                    217,250
 ....................................................................................................
                 175,000   Iron Mountain, Inc. company guaranty
                           10 1/8s, 2006                                                   185,500
 ....................................................................................................
                  50,000   Outsourcing Solutions, Inc. sr. sub.
                           notes Ser. B, 11s, 2006                                          49,000
 ....................................................................................................
                 110,000   U.S. Office Products Co. company
                           guaranty 9 3/4s, 2008                                            73,150
 ....................................................................................................
                 153,000   United Stationer Supply, Inc. sr. sub.
                           notes 12 3/4s, 2005                                             167,535
 ....................................................................................................
                  20,000   United Stationer Supply, Inc. sr. sub.
                           notes 8 3/8s, 2008                                               19,050
----------------------------------------------------------------------------------------------------
                                                                                           786,685
----------------------------------------------------------------------------------------------------
Cable Television (0.3%)
 ....................................................................................................
                  40,000   Acme Television sr. disc. notes
                           stepped-coupon zero %
                           (10 7/8s, 9/30/00), 2004 (STP)                                   33,200
 ....................................................................................................
                  10,000   Adelphia Communications Corp.
                           sr. notes Ser. B, 10 1/4s, 2000                                  10,200
 ....................................................................................................
                 200,000   Adelphia Communications Corp.
                           sr. notes Ser. B, 9 7/8s, 2007                                  209,000
 ....................................................................................................
                  90,000   Adelphia Communications Corp.
                           sr. notes Ser. B, 8 3/8s, 2008                                   86,400
 ....................................................................................................
                 140,000   Adelphia Communications Corp.
                           sr. notes 7 7/8s, 2009                                          130,900
 ....................................................................................................
                 370,000   Charter Communications Holdings LLC
                           144A sr. notes 8 5/8s, 2009                                     354,275
 ....................................................................................................
                 300,000   CSC Holdings, Inc. sr. sub. deb.
                           9 7/8s, 2013                                                    324,000
 ....................................................................................................
                  10,000   CSC Holdings, Inc. sr. sub. notes
                           9 1/4s, 2005                                                     10,450
 ....................................................................................................
                 238,000   CSC Holdings, Inc. deb. Ser. B,
                           8 1/8s, 2009                                                    239,264
 ....................................................................................................
                  30,000   CSC Holdings, Inc. deb. 7 7/8s, 2018                             28,556
 ....................................................................................................
                  80,000   CSC Holdings, Inc. sr. notes 7 1/4s, 2008                        76,216
 ....................................................................................................
                  70,000   Globo Communicacoes 144A sr. notes
                           10 5/8s, 2008 (Brazil)                                           49,000
 ....................................................................................................
                 200,000   Grupo Televisa S.A. sr. notes
                           11 7/8s, 2006 (Mexico)                                          201,000
 ....................................................................................................
                 125,000   Jones Intercable, Inc. sr. sub. deb.
                           10 1/2s, 2008                                                   133,750
 ....................................................................................................
                  20,000   Jones Intercable, Inc. sr. notes 9 5/8s, 2002                    21,400
 ....................................................................................................
                 238,000   Jones Intercable, Inc. sr. notes 8 7/8s, 2007                   259,420
 ....................................................................................................
                  30,000   Rogers Cablesystems Ltd. sr. notes
                           Ser. B, 10s, 2005                                                32,100
 ....................................................................................................
                 230,000   Telewest Communications PLC deb.
                           9 5/8s, 2006 (United Kingdom)                                   236,900
 ....................................................................................................
                 130,000   TeleWest Communications PLC 144A
                           sr. disc. notes stepped-coupon zero %,
                           (9 1/4, 4/15/04) 2009 (United Kingdom) (STP)                     87,100
 ....................................................................................................
                 120,000   United International Holdings sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (10 3/4s, 2/15/03), 2008 (STP)                                   79,200
----------------------------------------------------------------------------------------------------
                                                                                         2,602,331
----------------------------------------------------------------------------------------------------
Chemicals (0.2%)
 ....................................................................................................
                  60,000   Geo Specialty Chemicals, Inc. sr. sub.
                           notes 10 1/8s, 2008                                              57,900
 ....................................................................................................
                  30,000   Huntsman Corp. 144A sr. sub. notes
                           9 1/2s, 2007                                                     28,350
 ....................................................................................................
                 110,000   Huntsman Corp. 144A sr. sub. notes
                           FRN 8.87250s, 2007                                               99,000
 ....................................................................................................
                 260,000   Huntsman ICI Chemicals Inc. 144A
                           sr. sub. notes 10 1/8s, 2009                                    262,600
 ....................................................................................................
                 105,000   ISP Holdings, Inc. sr. notes Ser. B,
                           9 3/4s, 2002                                                    107,625
 ....................................................................................................
                 815,000   Nova Chemicals Corp. notes 7.4s,
                           2009 (Canada)                                                   789,914
 ....................................................................................................
                  30,000   Pioneer Americas Acquisition 144A
                           sr. notes 9 1/4s, 2007                                           25,200
 ....................................................................................................
                  70,000   Royster-Clark Inc. 144A 1st mtge
                           10 1/4s, 2009                                                    69,300
 ....................................................................................................
                 100,000   Scotts Co 144A sr. sub. notes
                           8 5/8s, 2009                                                     98,500
 ....................................................................................................
                 100,000   Sterling Chemicals Holdings sr. disc.
                           notes stepped-coupon zero %
                           (13 1/2s, 8/15/01), 2008 (STP)                                   30,000
 ....................................................................................................
                  90,000   Trikem S.A. 144A bonds 10 5/8s,
                           2007 (Brazil)                                                    51,300
 ....................................................................................................
                  80,000   UCAR Global Enterprises sr. sub.
                           notes Ser. B, 12s, 2005                                          84,800
----------------------------------------------------------------------------------------------------
                                                                                         1,704,489
----------------------------------------------------------------------------------------------------
Computer Services and Software (0.1%)
 ....................................................................................................
                  20,000   Concentric Network Corp. sr. notes
                           12 3/4s, 2007                                                    20,900
 ....................................................................................................
                 110,000   PSINet, Inc. sr. notes 11 1/2s, 2008                            115,500
 ....................................................................................................
                  60,000   PSINet, Inc. sr. notes Ser. B, 10s, 2005                         59,700
 ....................................................................................................
                  30,000   Unisys Corp. sr. notes 7 7/8s, 2008                              30,450
 ....................................................................................................
                  50,000   Verio Inc. sr. notes 11 1/4s, 2008                               52,250
 ....................................................................................................
                 240,000   Verio Inc. sr. notes 10 3/8s, 2005                              242,400
----------------------------------------------------------------------------------------------------
                                                                                           521,200
----------------------------------------------------------------------------------------------------
Computers (--%)
 ....................................................................................................
                 195,000   IPC Information Systems sr. disc.
                           notes stepped-coupon zero %
                           (10 7/8s, 11/1/01), 2008 (STP)                                  145,275
----------------------------------------------------------------------------------------------------
Conglomerates (0.1%)
 ....................................................................................................
                 110,000   Axia, Inc. company guaranty 10 3/4s, 2008                       108,350
 ....................................................................................................
                 150,000   Cathay International Ltd. 144A sr. notes
                           13s, 2008 (China)                                                55,500
 ....................................................................................................
                 650,000   Tyco International Ltd. company
                           guaranty 6 3/8s, 2005                                           635,785
 ....................................................................................................
                 455,000   Tyco International Ltd. company
                           guaranty 6 1/4s, 2003                                           447,715
----------------------------------------------------------------------------------------------------
                                                                                         1,247,350
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (--%)
 ....................................................................................................
                  15,000   Hedstrom Holdings, Inc. 144A sr. disc.
                           notes stepped-coupon zero %
                           (12s, 6/1/02), 2009 (STP)                                         6,600
 ....................................................................................................
                 160,000   Iron Age Corp. company guaranty
                           9 7/8s, 2008                                                    120,000
 ....................................................................................................
                  30,000   Sealy Mattress Co. company guaranty
                           stepped-coupon Ser. B, zero %
                           (10 7/8s, 12/15/02), 2007 (STP)                                  19,650
 ....................................................................................................
                 240,000   Samsonite Corp. sr. sub. notes
                           10 3/4s, 2008                                                   193,200
----------------------------------------------------------------------------------------------------
                                                                                           339,450
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.2%)
 ....................................................................................................
                  30,000   French Fragrances, Inc. sr. notes
                           Ser. B, 10 3/8s, 2007                                            30,600
 ....................................................................................................
                  30,000   French Fragrances, Inc. company
                           guaranty Ser. D, 10 3/8s, 2007                                   30,300
 ....................................................................................................
                 110,000   Guess Jeans, Inc. sr. sub. notes
                           9 1/2s, 2003                                                    110,550
 ....................................................................................................
               1,340,000   Philip Morris Cos., Inc. notes 7 1/2s, 2002                   1,371,383
 ....................................................................................................
                  50,000   Revlon Consumer Products sr. notes
                           9s, 2006                                                         49,375
 ....................................................................................................
                 450,000   Revlon Consumer Products sr. sub.
                           notes 8 5/8s, 2008                                              425,250
----------------------------------------------------------------------------------------------------
                                                                                         2,017,458
----------------------------------------------------------------------------------------------------
Consumer Services (0.3%)
 ....................................................................................................
                 160,000   Coinmach Corp. sr. notes Ser. D,
                           11 3/4s, 2005                                                   172,400
 ....................................................................................................
                  70,000   Epic Resorts LLC company guaranty
                           Ser. B, 13s, 2005                                                64,400
 ....................................................................................................
                  55,000   FRD Acquisition Co. sr. notes Ser. B,
                           12 1/2s, 2004                                                    53,075
 ....................................................................................................
               1,810,000   Hertz Corp. sr. notes 7s, 2028                                1,671,807
 ....................................................................................................
                 250,000   HMH Properties, Inc. company guaranty
                           Ser. B, 7 7/8s, 2008                                            229,375
 ....................................................................................................
                  30,000   Host Marriott L.P. 144A sr. notes
                           8 3/8s, 2006                                                     28,650
 ....................................................................................................
                 280,000   Host Marriott Travel Plaza sr. notes
                           Ser. B, 9 1/2s, 2005                                            280,000
 ....................................................................................................
                  40,000   Protection One, Inc. sr. disc. notes
                           stepped-coupon zero %,
                           (13 5/8s, 6/30/00), 2005 (STP)                                   44,800
 ....................................................................................................
                 150,000   Sun International Hotels Ltd. sr. sub.
                           notes 8 5/8s, 2007                                              147,000
----------------------------------------------------------------------------------------------------
                                                                                         2,691,507
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (0.2%)
 ....................................................................................................
                  35,000   Celestica International Ltd. 144A
                           sr. sub. notes 10 1/2s, 2006 (Canada)                            37,888
 ....................................................................................................
                  48,330   Cirent Semiconductor sr. sub. notes
                           10.22s, 2002                                                     48,572
 ....................................................................................................
                  56,334   Cirent Semiconductor 144A sr. sub.
                           notes 10.14s, 2004                                               56,898
 ....................................................................................................
                  40,000   DII Group, Inc. (The) sr. sub. notes
                           8 1/2s, 2007                                                     39,400
 ....................................................................................................
                 210,000   Dobson Communications Corp. sr. notes
                           11 3/4s, 2007                                                   220,500
 ....................................................................................................
                 182,384   Fairchild Semiconductor Corp. 144A
                           sr. sub. notes 11.74s, 2008 (PIK)                               177,825
 ....................................................................................................
                 200,000   Fairchild Semiconductor Corp. sr. sub.
                           notes 10 1/8s, 2007                                             194,000
 ....................................................................................................
                 275,000   Flextronics International Ltd. sr. sub.
                           notes Ser. B, 8 3/4s, 2007                                      273,625
 ....................................................................................................
                  40,000   HCC Industries, Inc. company guaranty
                           10 3/4s, 2007                                                    36,400
 ....................................................................................................
                 430,000   Metromedia Fiber Network, Inc.
                           sr. notes Ser. B, 10s, 2008                                     441,825
 ....................................................................................................
                  95,000   Motors and Gears, Inc. sr. notes
                           Ser. D, 10 3/4s, 2006                                            96,425
 ....................................................................................................
                 180,000   Viasystems, Inc. sr. notes Ser. B,
                           9 3/4s, 2007                                                    157,500
 ....................................................................................................
                  20,000   Wavetek Corp. company guaranty
                           10 1/8s, 2007                                                    17,600
 ....................................................................................................
                 110,000   Zilog, Inc. company guaranty Ser. B,
                           9 1/2s, 2005                                                     97,075
----------------------------------------------------------------------------------------------------
                                                                                         1,895,533
----------------------------------------------------------------------------------------------------
Energy-Related (--%)
 ....................................................................................................
                  70,000   Gothic Production Corp. company
                           guaranty Ser. B, 11 1/8s, 2005                                   59,500
 ....................................................................................................
                   5,000   Panda Global Energy Co. company
                           guaranty 12 1/2s, 2004 (China)                                    2,700
 ....................................................................................................
                 300,000   PP&L Capital Funding, Inc. company
                           guaranty 5.9s, 2000                                             285,300
----------------------------------------------------------------------------------------------------
                                                                                           347,500
----------------------------------------------------------------------------------------------------
Entertainment (0.4%)
 ....................................................................................................
                 260,000   AMC Entertainment, Inc. sr. sub. notes
                           9 1/2s, 2009                                                    249,600
 ....................................................................................................
                 135,000   Cinemark USA, Inc. sr. sub. notes
                           8 1/2s, 2008                                                    125,550
 ....................................................................................................
                 185,150   Colorado Gaming & Entertainment Co.
                           sr. notes 12s, 2003 (PIK)                                       177,744
 ....................................................................................................
                 370,000   Diva Systems Corp. sr. disc. notes,
                           stepped-coupon Ser. B, zero %
                           (12 5/8s, 3/1/03), 2008 (STP)                                   107,300
 ....................................................................................................
                 140,000   Fitzgeralds Gaming Corp. company
                           guaranty Ser. B, 12 1/4s, 2004
                           (In default) (NON)                                               77,700
 ....................................................................................................
                  10,000   Isle of Capri Black Hawk LLC 144A
                           1st mortgage Ser. B, 13s, 2004                                   11,100
 ....................................................................................................
                 320,000   ITT Corp. notes 6 3/4s, 2005                                    292,915
 ....................................................................................................
                 580,000   News America Holdings, Inc. deb.
                           7 3/4s, 2045                                                    546,551
 ....................................................................................................
                   3,000   Premier Parks, Inc. sr. notes 9 1/4s, 2006                        2,970
 ....................................................................................................
                  80,000   SFX Entertainment, Inc. company
                           guaranty 9 1/8s, 2008                                            77,600
 ....................................................................................................
                  70,000   SFX Entertainment, Inc. 144A company
                           guaranty Ser. B, 9 1/8s, 2008                                    68,250
 ....................................................................................................
                  90,000   Silver Cinemas, Inc. sr. sub. notes
                           10 1/2s, 2005                                                    40,500
 ....................................................................................................
                 365,000   Time Warner Entertainment Inc. notes
                           8 7/8s, 2012                                                    406,610
 ....................................................................................................
               1,070,000   Time Warner, Inc. company guaranty
                           6 5/8s, 2029                                                    943,954
 ....................................................................................................
                  80,000   Trump A.C. 1st mtge. company guaranty
                           11 1/4s, 2006                                                    71,600
 ....................................................................................................
                 190,000   Trump Castle Funding 144A sub. notes
                           10 1/4s, 2003                                                   192,390
 ....................................................................................................
                 320,000   United Artists Theatre sr. sub. notes
                           9 3/4s, 2008                                                    246,400
----------------------------------------------------------------------------------------------------
                                                                                         3,638,734
----------------------------------------------------------------------------------------------------
Environmental Control (0.2%)
 ....................................................................................................
                 240,000   Allied Waste Industries, Inc. company
                           guaranty Ser. B, 7 7/8s, 2009                                   222,600
 ....................................................................................................
                 120,000   Allied Waste Industries, Inc. company
                           guaranty Ser. B, 7 5/8s, 2006                                   111,300
 ....................................................................................................
               1,705,000   WMX Technologies Inc. notes 7.1s, 2026                        1,738,401
----------------------------------------------------------------------------------------------------
                                                                                         2,072,301
----------------------------------------------------------------------------------------------------
Food and Beverages (0.2%)
 ....................................................................................................
                  30,000   Ameriserve Food Co. company guaranty
                           10 1/8s, 2007                                                    25,200
 ....................................................................................................
                  45,000   Aurora Foods, Inc. sr. sub. notes
                           Ser. B, 9 7/8s, 2007                                             46,688
 ....................................................................................................
                  80,000   Aurora Foods, Inc. 144A ser. sub. notes
                           Ser. D, 9 7/8s, 2007                                             83,000
 ....................................................................................................
                  15,000   Doane Pet Care Co. sr. sub. notes
                           9 3/4s, 2007                                                     15,150
 ....................................................................................................
                 720,000   Pepsi Bottling Group Inc. 144A sr. notes
                           7s, 2029                                                        676,181
 ....................................................................................................
               1,020,000   Philip Morris Cos., Inc. notes 7 1/2s, 2004                   1,050,284
 ....................................................................................................
                 140,000   RAB Enterprises, Inc. company
                           guaranty 10 1/2s, 2005                                           88,200
 ....................................................................................................
                 200,000   Signature Brands Ltd. sr. sub. notes
                           13s, 2002 (Canada)                                              220,000
 ....................................................................................................
                 100,000   Triarc Consumer Products, Inc. 144A
                           sr. sub. notes 10 1/4s, 2009                                     97,000
----------------------------------------------------------------------------------------------------
                                                                                         2,301,703
----------------------------------------------------------------------------------------------------
Gaming (--%)
 ....................................................................................................
                  50,000   Circus Circus Enterprises, Inc. sr. notes
                           6.45s, 2006                                                      45,548
 ....................................................................................................
                  80,000   Hollywood Park, Inc. company guaranty
                           Ser. B, 9 1/4s, 2007                                             78,600
 ....................................................................................................
                 250,000   Mohegan Tribal Gaming Auth. sr. sub.
                           notes 8 3/4s, 2009                                              246,250
 ....................................................................................................
                  90,000   Park Place Entertainment sr. sub. notes
                           7 7/8s, 2005                                                     85,500
 ....................................................................................................
                  90,000   PRT Funding Corp. sr. notes 11 5/8s,
                           2004 (In default) (NON)                                          40,500
----------------------------------------------------------------------------------------------------
                                                                                           496,398
----------------------------------------------------------------------------------------------------
Health Care (0.1%)
 ....................................................................................................
                  30,000   Columbia/HCA Healthcare Corp. deb.
                           8.36s, 2024                                                      28,223
 ....................................................................................................
                  50,000   Columbia/HCA Healthcare Corp.
                           med term notes notes 7.69s, 2025                                 41,587
 ....................................................................................................
                 160,000   Columbia/HCA Healthcare Corp.
                           med term notes 6.63s, 2045                                      149,776
 ....................................................................................................
                  50,000   Columbia/HCA Healthcare Corp. notes
                           7 1/4s, 2008                                                     45,314
 ....................................................................................................
                  60,000   Conmed Corp. company guaranty
                           9s, 2008                                                         59,475
 ....................................................................................................
                 200,000   Extendicare Health Services, Inc.
                           company guaranty 9.35s, 2007                                    149,000
 ....................................................................................................
                  90,000   Hudson Respiratory Care, Inc. sr. sub.
                           notes 9 1/8s, 2008                                               80,550
 ....................................................................................................
                 200,000   Integrated Health Services, Inc. sr sub. .
                           notes Ser. A, 9 1/2s, 2007                                      145,000
 ....................................................................................................
                 110,000   Integrated Health Services, Inc. sr. sub.
                           notes Ser. A, 9 1/4s, 2008                                       78,925
 ....................................................................................................
                  80,000   Mariner Post-Acute Network, Inc.
                           sr. sub. notes stepped-coupon Ser. B,
                           zero % (10 1/2s, 11/1/02), 2007 (STP)                             9,600
 ....................................................................................................
                 130,000   Mariner Post-Acute Network, Inc.
                           sr. sub. notes Ser. B, 9 1/2s, 2007                              22,100
 ....................................................................................................
                 260,000   Multicare Cos., Inc. sr. sub. notes 9s, 2007                    176,800
 ....................................................................................................
                  60,000   Paracelsus Healthcare sr. sub. notes
                           10s, 2006                                                        46,800
 ....................................................................................................
                  50,000   Paragon Corp. Holdings, Inc. company
                           guaranty Ser. B, 9 5/8s, 2008                                    29,000
 ....................................................................................................
                  90,000   Quest Diagnostic 144A Inc. sr. sub.
                           notes 9 7/8s, 2009                                               90,900
 ....................................................................................................
                  40,000   Tenet Healthcare Corp. sr. notes
                           Ser. B, 8 1/8s, 2008                                             37,600
 ....................................................................................................
                  90,000   Tenet Healthcare Corp. sr. notes
                           Ser. B, 7 5/8s, 2008                                             84,150
 ....................................................................................................
                 125,000   Tenet Healthcare Corp. sr. sub. notes
                           8 5/8s, 2007                                                    121,875
----------------------------------------------------------------------------------------------------
                                                                                         1,396,675
----------------------------------------------------------------------------------------------------
Hospital Management and Medical Services (--%)
 ....................................................................................................
                  80,000   Triad Hospitals Holdings 144A sr. sub.
                           notes 11s, 2009                                                  81,200
----------------------------------------------------------------------------------------------------
Insurance and Finance (2.4%)
 ....................................................................................................
                 100,000   Aames Financial Corp. sr. notes
                           9 1/8s, 2003                                                     70,000
 ....................................................................................................
                  60,000   Advanta Corp. med. term notes Ser. B,
                           7s, 2001                                                         55,407
 ....................................................................................................
                 180,000   Advanta Corp. med. term notes Ser. D,
                           6.92s, 2002                                                     159,943
 ....................................................................................................
                 970,000   AFC Capital Trust company guaranty
                           Ser. B, 8.207s, 2027                                          1,007,801
 ....................................................................................................
               1,010,000   American General Institute 144A
                           company guaranty 8 1/8s, 2046                                 1,059,197
 ....................................................................................................
                 805,000   Banponce Financial Corp. med. term
                           note 7 1/8s, 2002                                               810,410
 ....................................................................................................
                 115,000   Chevy Chase Savings Bank Inc.
                           sub. deb. 9 1/4s, 2005                                          116,438
 ....................................................................................................
                 890,000   CIT Group Holdings sr. notes
                           6 1/2s, 2002                                                    891,638
 ....................................................................................................
                 965,000   Citigroup, Inc. bonds 6.2s, 2009                                909,889
 ....................................................................................................
                  80,000   Colonial Capital II 144A company
                           guaranty 8.92s, 2027                                             74,820
 ....................................................................................................
                  10,000   Contifinancial Corp. sr. notes 8 3/8s, 2003                       8,600
 ....................................................................................................
                  40,000   Contifinancial Corp. sr. notes 8 1/8s, 2008                      34,400
 ....................................................................................................
                 210,000   Contifinancial Corp. sr. notes 7 1/2s, 2002                     157,500
 ....................................................................................................
               1,000,000   Countrywide Home Loan Corp. company
                           guaranty med. term notes 6 1/4s, 2009                           928,700
 ....................................................................................................
                  40,000   Delta Financial Corp. sr. notes
                           9 1/2s, 2004                                                     34,400
 ....................................................................................................
                  35,000   Dime Capital Trust I bank guaranty
                           Ser. A, 9.33s, 2027                                              36,407
 ....................................................................................................
                 430,000   DTI Holdings Inc. sr. disc. notes,
                           stepped-coupon Ser. B, zero %
                           (12 1/2s, 03/01/03), 2008 (STP)                                 156,950
 ....................................................................................................
                 385,000   Firstar Bank Milwaukee sr. bank notes
                           6 1/4s, 2002                                                    382,374
 ....................................................................................................
                 875,000   General Motors Acceptance Corp.
                           sr. unsub. 5.85s, 2009                                          802,839
 ....................................................................................................
                  30,000   Greenpoint Capital Trust I company
                           guaranty 9.1s, 2027                                              30,180
 ....................................................................................................
                 920,000   Heller Financial Inc. notes 6s, 2004                            890,569
 ....................................................................................................
               1,345,000   Household Finance Corp. notes
                           6 1/2s, 2008                                                  1,282,471
 ....................................................................................................
                 175,000   Imperial Credit Capital Trust I 144A
                           company guaranty 10 1/4s, 2002                                  141,750
 ....................................................................................................
                  85,000   Imperial Credit Industries, Inc. sr. notes
                           9 7/8s, 2007                                                     67,150
 ....................................................................................................
                  10,000   Investors Capital Trust I company
                           guaranty Ser. B, 9.77s, 2027                                      9,450
 ....................................................................................................
               1,000,000   Lehman Brothers Holdings, Inc. notes
                           6 5/8s, 2004                                                    974,140
 ....................................................................................................
               1,290,000   Merita Bank Ltd. sub. notes 6 1/2s,
                           2006 (Finland)                                                1,243,947
 ....................................................................................................
                 950,000   Merrill Lynch & Co., Inc. notes 6s, 2009                        877,610
 ....................................................................................................
                 500,000   Money Store, Inc. notes 8.05s, 2002                             516,315
 ....................................................................................................
               1,950,000   NationsBank Corp. sub. notes 6 7/8s, 2005                     1,949,844
 ....................................................................................................
                  30,000   Nationwide Credit Inc. sr. notes
                           Ser. A, 10 1/4s, 2008                                            20,400
 ....................................................................................................
                 275,000   Orange Cogen Funding 144A company
                           guaranty 8.175s, 2022                                           276,375
 ....................................................................................................
               1,500,000   Paine Webber Group, Inc. sr. notes
                           6.55s, 2008                                                   1,415,535
 ....................................................................................................
                 705,000   Peoples Bank-Bridgeport sub. notes
                           7.2s, 2006                                                      659,175
 ....................................................................................................
               1,040,000   Popular, Inc. med. term notes 6.4s, 2000                      1,037,993
 ....................................................................................................
               1,270,000   Provident Companies, Inc. bonds
                           7.405s, 2038                                                  1,189,990
 ....................................................................................................
                 270,000   RBF Finance 144A company guaranty
                           11s, 2006                                                       278,100
 ....................................................................................................
                 370,000   Sears Roebuck Acceptance Corp. notes
                           6 7/8s, 2017                                                    349,295
 ....................................................................................................
                 320,000   Sears Roebuck Acceptance Corp. notes
                           6 1/2s, 2028                                                    279,338
 ....................................................................................................
                 895,000   Sprint Capital Corp. company guaranty
                           6.9s, 2019                                                      828,752
 ....................................................................................................
                 650,000   St. Paul Bancorp sr. notes 7 1/8s, 2004                         634,628
 ....................................................................................................
                 865,000   TIG Holdings, Inc. notes 8 1/8s, 2005                           875,873
----------------------------------------------------------------------------------------------------
                                                                                        23,526,593
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (--%)
 ....................................................................................................
                 120,000   ALARIS Medical Systems, Inc. company
                           guaranty 9 3/4s, 2006                                           118,800
 ....................................................................................................
                 100,000   Kinetic Concepts, Inc. company
                           guaranty Ser. B, 9 5/8s, 2007                                    89,000
 ....................................................................................................
                 100,000   Mediq, Inc. company guaranty 11s, 2008                           78,000
 ....................................................................................................
                  80,000   Mediq, Inc. deb. stepped-coupon
                           zero % (13s, 6/1/03), 2009 (STP)                                 30,400
----------------------------------------------------------------------------------------------------
                                                                                           316,200
----------------------------------------------------------------------------------------------------
Metals and Mining (0.1%)
 ....................................................................................................
                 155,000   AK Steel Corp. sr. notes 9 1/8s, 2006                           158,875
 ....................................................................................................
                 110,000   AK Steel Corp. 144A sr. notes
                           7 7/8s, 2009                                                    105,600
 ....................................................................................................
                 160,000   Ameristeel Corp. company guaranty
                           Ser. B, 8 3/4s, 2008                                            160,400
 ....................................................................................................
                  40,000   Anker Coal Group, Inc. sr. notes
                           Ser. B, 9 3/4s, 2007 (In default) (NON)                          20,800
 ....................................................................................................
                  65,000   Continental Global Group sr. notes
                           Ser. B, 11s, 2007                                                54,275
 ....................................................................................................
                  70,000   Lodestar Holdings, Inc. company
                           guaranty 11 1/2s, 2005                                           53,200
 ....................................................................................................
                 110,000   Weirton Steel Co. sr. notes 11 3/8s, 2004                       107,800
----------------------------------------------------------------------------------------------------
                                                                                           660,950
----------------------------------------------------------------------------------------------------
Oil and Gas (0.7%)
 ....................................................................................................
                 240,000   Belco Oil & Gas Corp. company
                           guaranty Ser. B, 10 1/2s, 2006                                  250,200
 ....................................................................................................
                 160,000   Belco Oil & Gas Corp. sr. sub. notes
                           Ser. B, 8 7/8s, 2007                                            157,200
 ....................................................................................................
                  10,000   Benton Oil & Gas Co. sr. notes
                           9 3/8s, 2007                                                      6,500
 ....................................................................................................
                 150,000   Cliffs Drilling Co. company guaranty
                           Ser. D, 10 1/4s, 2003                                           142,500
 ....................................................................................................
                 995,000   Coastal Corp. bonds 6.95s, 2028                                 910,286
 ....................................................................................................
               1,000,000   Columbia Gas System, Inc. notes
                           Ser. E, 7.32s, 2010                                             980,840
 ....................................................................................................
                 410,000   Conoco, Inc. sr. notes 6.35s, 2009                              393,522
 ....................................................................................................
                 800,000   Conoco, Inc. sr. notes 5.9s, 2004                               780,624
 ....................................................................................................
                  65,000   Eagle Geophysical, Inc. company
                           guaranty Ser. B, 10 3/4s, 2008                                   35,750
 ....................................................................................................
                  30,000   Flores & Rucks, Inc. sr. sub. notes
                           9 3/4s, 2006                                                     30,863
 ....................................................................................................
                  10,000   Gothic Energy Corp. sr. disc. notes,
                           stepped-coupon Ser. B, zero %
                           (14 1/8s, 5/1/03), 2006 (STP)                                     3,500
 ....................................................................................................
                 245,000   Gulf Canada Resources Ltd. sr. sub.
                           notes 9 5/8s, 2005 (Canada)                                     249,900
 ....................................................................................................
                  70,000   Gulf Canada Resources, Ltd. sr. notes
                           8 3/8s, 2005 (Canada)                                            69,040
 ....................................................................................................
                 240,000   K N Energy, Inc. sr. notes 6.45s, 2003                          233,844
 ....................................................................................................
                  40,000   Ocean Energy, Inc. company guaranty
                           Ser. B, 8 7/8s, 2007                                             39,400
 ....................................................................................................
                 140,000   Ocean Energy, Inc. company guaranty
                           Ser. B, 8 3/8s, 2008                                            135,100
 ....................................................................................................
                 600,000   Panhandle Eastern Corp. 144A sr. notes
                           6 1/8s, 2004                                                    582,576
 ....................................................................................................
                 550,000   Petro Geo-Services AS notes 7 1/2s,
                           2007 ADR (Norway)                                               548,768
 ....................................................................................................
                 290,000   Pogo Producing Co. sr. sub. notes
                           Ser. B, 8 3/4s, 2007                                            275,500
 ....................................................................................................
                  60,000   RAM Energy Inc. sr. notes 11 1/2s, 2008                          31,950
 ....................................................................................................
                  50,000   Seven Seas Petroleum sr. notes
                           Ser. B, 12 1/2s, 2005                                            25,500
 ....................................................................................................
                  30,000   Snyder Oil Corp. sr. sub. notes
                           8 3/4s, 2007                                                     29,700
 ....................................................................................................
                 655,000   Statoil 144A notes 6 1/2s, 2028 (Norway)                        593,037
 ....................................................................................................
                 160,000   Vintage Petroleum sr. sub. notes
                           9 3/4s, 2009                                                    164,000
----------------------------------------------------------------------------------------------------
                                                                                         6,670,100
----------------------------------------------------------------------------------------------------
Packaging and Containers (0.1%)
 ....................................................................................................
                  20,000   AEP Industries, Inc. sr. sub. notes
                           9 7/8s, 2007                                                     20,000
 ....................................................................................................
                 160,000   Packaging Corp. 144A sr. sub. notes
                           9 5/8s, 2009                                                    161,600
 ....................................................................................................
                  90,000   Radnor Holdings Inc. sr. notes 10s, 2003                         94,500
 ....................................................................................................
                 190,000   Riverwood International Corp. company
                           guaranty 10 7/8s, 2008                                          184,300
 ....................................................................................................
                 110,000   Riverwood International Corp. company
                           guaranty 10 1/4s, 2006                                          111,100
----------------------------------------------------------------------------------------------------
                                                                                           571,500
----------------------------------------------------------------------------------------------------
Paper and Forest Products (--%)
 ....................................................................................................
                 100,000   APP Finance II Mauritius Ltd. bonds
                           stepped-coupon 12s, (16s, 2/15/04),
                           2049 (Indonesia) (STP)                                           66,000
 ....................................................................................................
                  10,000   Boise Cascade Co. med. term notes
                           Ser. A, 7.43s, 2005                                               9,418
 ....................................................................................................
                   5,000   Consumers International 144A sr. notes
                           10 1/4s, 2005                                                     5,100
 ....................................................................................................
                  35,000   Huntsman Packaging Corp. company
                           guaranty 9 1/8s, 2007                                            34,300
 ....................................................................................................
                 140,000   Pacifica Papers, Inc. 144A sr. notes
                           10s, 2009 (Canada)                                              144,200
 ....................................................................................................
                  65,000   Pindo Deli Finance Mauritius Ltd.
                           company guaranty 10 3/4s, 2007
                           (Indonesia)                                                      44,850
 ....................................................................................................
                  40,000   Republic Group, Inc. sr. sub. notes
                           9 1/2s, 2008                                                     39,200
----------------------------------------------------------------------------------------------------
                                                                                           343,068
----------------------------------------------------------------------------------------------------
Pharmaceuticals (--%)
 ....................................................................................................
                 150,000   ICN Pharmaceuticals, Inc. 144A sr. notes
                           9 1/4s, 2005                                                    151,313
----------------------------------------------------------------------------------------------------
Photography (--%)
 ....................................................................................................
                  30,000   PX Escrow Corp. sr. disc. notes
                           stepped-coupon zero %
                           (9 5/8s, 2/1/02), 2006 (STP)                                     18,300
----------------------------------------------------------------------------------------------------
Publishing (0.1%)
 ....................................................................................................
                 245,000   Affinity Group Holdings sr. notes
                           11s, 2007                                                       237,650
 ....................................................................................................
                  70,000   American Media Operation, Inc. 144A
                           sr. sub. notes 10 1/4s, 2009                                     70,700
 ....................................................................................................
                 100,000   Garden State Newspapers 144A sr. sub.
                           notes 8 5/8s, 2011                                               93,500
 ....................................................................................................
                 150,000   Garden State Newspapers, Inc. sr. sub.
                           notes Ser. B, 8 3/4s, 2009                                      142,500
 ....................................................................................................
                  80,000   News America Holdings, Inc. deb.
                           7.7s, 2025                                                       77,491
 ....................................................................................................
                 100,000   Perry-Judd company guaranty
                           10 5/8s, 2007                                                   100,000
 ....................................................................................................
                  26,304   Von Hoffman Press, Inc. 144A sr. sub.
                           notes 13 1/2s, 2009                                              25,120
 ....................................................................................................
                  35,000   Von Hoffman Press, Inc. 144A sr. sub.
                           notes 10 3/8s, 2007                                              35,000
----------------------------------------------------------------------------------------------------
                                                                                           781,961
----------------------------------------------------------------------------------------------------
Recreation (--%)
 ....................................................................................................
                 170,000   Horseshoe Gaming Holdings 144A
                           sr. sub. notes 8 5/8s, 2009                                     164,475
----------------------------------------------------------------------------------------------------
REITs (Real Estate Investment Trust) (0.1%)
 ....................................................................................................
               1,020,000   EOP Operating L.P. notes 6.763s, 2007                           969,632
 ....................................................................................................
                 210,000   Tanger Properties Ltd. company
                           guaranty 8 3/4s, 2001                                           210,011
----------------------------------------------------------------------------------------------------
                                                                                         1,179,643
----------------------------------------------------------------------------------------------------
Retail (0.2%)
 ....................................................................................................
                 855,000   Federated Department Stores, Inc.
                           sr. notes 8 1/2s, 2003                                          905,180
 ....................................................................................................
                 550,000   Federated Department Stores, Inc.
                           notes 6.3s, 2009                                                513,150
 ....................................................................................................
                  40,000   Home Interiors & Gifts, Inc. company
                           guaranty 10 1/8s, 2008                                           39,600
 ....................................................................................................
                  90,000   K mart Corp. med. term notes
                           8.85s, 2011                                                      86,656
 ....................................................................................................
                  10,000   K mart Corp. med. term notes
                           8.19s, 2003                                                       9,818
 ....................................................................................................
                  10,000   K mart Corp. med. term notes 8s, 2001                             9,915
 ....................................................................................................
                  10,000   K mart Corp. med. term notes
                           6.88s, 1999                                                      10,005
 ....................................................................................................
                 980,000   Lowe's Cos., Inc. 144A notes 6 1/2s, 2029                       873,964
 ....................................................................................................
                  50,000   Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                        50,625
----------------------------------------------------------------------------------------------------
                                                                                         2,498,913
----------------------------------------------------------------------------------------------------
Satellite Services (--%)
 ....................................................................................................
                 320,000   Echostar DBS Corp. 144A sr. notes
                           9 3/8s, 2009                                                    326,400
 ....................................................................................................
                 110,000   Golden Sky Systems company guaranty
                           Ser. B, 12 3/8s, 2006                                           122,100
----------------------------------------------------------------------------------------------------
                                                                                           448,500
----------------------------------------------------------------------------------------------------
Shipping (--%)
 ....................................................................................................
                  30,000   International Shipholding Corp. sr. notes
                           7 3/4s, 2007                                                     27,600
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (--%)
 ....................................................................................................
                 100,000   Decora Industries, Inc. sr. sec. notes
                           Ser. B, 11s, 2005                                                96,000
----------------------------------------------------------------------------------------------------
Steel (--%)
 ....................................................................................................
                  90,000   National Steel Corp. 1st mtge.
                           Ser. D, 9 7/8s, 2009                                             91,800
 ....................................................................................................
                  80,000   Oregon Steel Mills 1st mortgage
                           11s, 2003                                                        82,000
----------------------------------------------------------------------------------------------------
                                                                                           173,800
----------------------------------------------------------------------------------------------------
Telecommunications (1.2%)
 ....................................................................................................
                  20,000   Allbritton Communications Co. sr. sub.
                           notes Ser. B, 8 7/8s, 2008                                       19,250
 ....................................................................................................
                  40,000   Allegiance Telecom, Inc. sr. notes
                           12 7/8s, 2008                                                    42,400
 ....................................................................................................
                 180,000   Allegiance Telecom, Inc. sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (11 3/4s, 2/15/03), 2008 (STP)                                  111,150
 ....................................................................................................
               1,020,000   AT&T Capital Corp. med. term notes
                           6 1/4s, 2001                                                  1,005,088
 ....................................................................................................
                  55,000   Barak I.T.C. sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (12 1/2s, 11/15/02), 2007 (Israel) (STP)                         31,350
 ....................................................................................................
                  70,000   Bestel S.A. de C.V. sr. disc. notes
                           stepped-coupon zero %
                           (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                          44,800
 ....................................................................................................
                  70,000   Birch Telecommunications, Inc. sr. notes
                           14s, 2008                                                        66,850
 ....................................................................................................
                 220,000   BTI Telecom Corp. sr. notes 10 1/2s, 2007                       189,200
 ....................................................................................................
                  70,000   CapRock Communications Corp.
                           sr. notes Ser. B, 12s, 2008                                      72,100
 ....................................................................................................
                 175,000   Celcaribe S.A. sr. notes 13 1/2s, 2004                          152,250
 ....................................................................................................
                 360,000   CellNet Data Systems, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (14s, 10/1/02), 2007 (STP)                                      136,800
 ....................................................................................................
                 230,000   Clearnet Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (14 3/4s, 12/15/00), 2005 (STP)                                 209,300
 ....................................................................................................
                 225,000   Colt Telecommunications Group PLC
                           sr. disc. notes stepped-coupon
                           zero % (12s, 12/15/01), 2006
                           (United Kingdom) (STP)                                          185,625
 ....................................................................................................
                  45,000   Conecel Holdings 144A notes Ser. A,
                           14s, 2000 (In default) (NON)                                      5,850
 ....................................................................................................
                 260,000   Covad Communications Group Inc. sr.
                           notes 12 1/2s, 2009                                             250,250
 ....................................................................................................
                  80,000   Covad Communications Group, Inc.
                           sr. disc. notes stepped-coupon Ser. B,
                           zero % (13 1/2s, 03/15/03), 2008 (STP)                           43,800
 ....................................................................................................
                 220,000   Econophone, Inc. 144A notes
                           stepped-coupon zero %
                           (11s, 2/15/03), 2008 (STP)                                      114,400
 ....................................................................................................
                 140,000   Esprit Telecom Group PLC sr. notes
                           11 1/2s, 2007 (United Kingdom)                                  147,000
 ....................................................................................................
                  50,000   Facilicom International sr. notes
                           Ser. B, 10 1/2s, 2008                                            39,000
 ....................................................................................................
                 300,000   Firstworld Communication Corp.
                           sr. disc. notes stepped-coupon zero %
                           (13s, 4/15/03), 2008 (STP)                                      156,000
 ....................................................................................................
                  90,000   Flag Ltd. 144A sr. notes 8 1/4s,
                           2008 (Bermuda)                                                   83,925
 ....................................................................................................
                 300,000   Focal Communications Corp. sr. disc.
                           notes, stepped-coupon Ser. B, zero %
                           (12 1/8s, 02/15/03), 2008 (STP)                                 165,000
 ....................................................................................................
                 430,000   Global Crossing Holdings, Ltd.
                           company guaranty 9 5/8s, 2008                                   464,400
 ....................................................................................................
                 240,000   GST Telecommunications, Inc. company
                           guaranty stepped-coupon zero %
                           (13 7/8s, 15/15/00), 2005 (STP)                                 195,600
 ....................................................................................................
                 340,000   GST Telecommunications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (10 1/2s, 5/1/03), 2008 (STP)                                   192,100
 ....................................................................................................
                  60,000   Hyperion Telecommunications Corp.,
                           Inc. sr. disc. notes stepped-coupon
                           Ser. B, zero % (13s, 4/15/01), 2003 (STP)                        49,500
 ....................................................................................................
                  90,000   Hyperion Telecommunications Corp.,
                           Inc. sr. notes Ser. B, 12 1/4s, 2004                             94,500
 ....................................................................................................
                 130,000   Hyperion Telecommunications Corp.
                           144A sr. sub. notes 12s, 2007                                   131,300
 ....................................................................................................
                 250,000   ICG Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (10s, 02/15/03), 2008 (STP)                                     135,000
 ....................................................................................................
                 130,000   ICG Holdings, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (13 1/2s, 9/15/00), 2005 (Canada) (STP)                         114,400
 ....................................................................................................
                 250,000   ICG Services, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (9 7/8s, 5/1/03), 2008 (STP)                                    132,500
 ....................................................................................................
                  90,000   Intelcom Group (USA), Inc. company
                           guaranty stepped-coupon zero %
                           (12 1/2s, 5/1/01), 2006 (STP)                                    72,000
 ....................................................................................................
                 140,000   Intermedia Communications, Inc. sr.
                           notes Ser. B, 8.6s, 2008                                        128,800
 ....................................................................................................
                 335,000   Intermedia Communications, Inc.
                           sr. notes Ser. B, 8 1/2s, 2008                                  307,363
 ....................................................................................................
                 745,000   International Cabletel, Inc. sr. notes
                           stepped-coupon Ser. B, zero %
                           (11 1/2s, 2/01/01), 2006 (STP)                                  648,150
 ....................................................................................................
                  55,000   ITC Deltacom, Inc. sr. notes 11s, 2007                           59,125
 ....................................................................................................
                 170,000   KMC Telecom Holdings, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (12 1/2s, 2/15/03), 2008 (STP)                                   89,250
 ....................................................................................................
                 240,000   Knology Holdings, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (11 7/8s, 10/15/02), 2007 (STP)                                 139,200
 ....................................................................................................
                  10,000   McCaw International Ltd sr. disc.
                           notes stepped coupon zero %
                           (13s, 4/15/02), 2007 (STP)                                        5,900
 ....................................................................................................
                 210,000   MetroNet Communications Corp. 144A
                           sr. notes 10 5/8s, 2008 (Canada)                                238,875
 ....................................................................................................
                  25,000   MetroNet Communications Corp.
                           sr. disc. notes stepped-coupon zero %
                           (10 3/4s, 11/1/02), 2007 (Canada) (STP)                          19,500
 ....................................................................................................
                 120,000   MetroNet Communications Corp.
                           sr. disc. notes stepped-coupon zero %
                           (9.95s, 6/15/03), 2008 (Canada) (STP)                            88,800
 ....................................................................................................
                 150,000   Microcell Telecommunications sr. disc.
                           notes stepped-coupon Ser. B,
                           zero % (14s, 12/1/01), 2006 (Canada) (STP)                      121,500
 ....................................................................................................
                 315,000   Millicom International Cellular S.A.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                      234,675
 ....................................................................................................
                  20,000   Netia Holdings B.V. 144A company
                           guaranty 10 1/4s, 2007 (Poland)                                  17,400
 ....................................................................................................
                  10,000   Netia Holdings B.V. 144A company
                           guaranty stepped-coupon zero %
                           (11 1/4s, 11/1/01), 2007 (Poland) (STP)                           6,200
 ....................................................................................................
                 480,000   NEXTEL Communicaitons, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (12 1/8s, 4/15/03), 2008 (STP)                                  249,600
 ....................................................................................................
                 180,000   NEXTEL Communications, Inc. sr. notes
                           12s, 2008                                                       202,500
 ....................................................................................................
                  20,000   NEXTEL Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (10.65s, 9/15/02), 2007 (STP)                                    14,500
 ....................................................................................................
                 560,000   NEXTEL Communications, Inc. sr. disc.
                           notes 9 3/4s, 2004 (STP)                                        568,400
 ....................................................................................................
                 170,000   NorthEast Optic Network, Inc. sr. notes
                           12 3/4s, 2008                                                   175,100
 ....................................................................................................
                  90,000   NTL Communications Corp. sr. notes
                           Ser. B, 11 1/2s, 2008                                            98,550
 ....................................................................................................
                 110,000   NTL Inc. sr. notes Ser. B, 10s, 2007                            113,300
 ....................................................................................................
                 140,000   Pathnet, Inc. sr. notes 12 1/4s, 2008                            78,400
 ....................................................................................................
                 220,000   Price Communications Wireless, Inc.
                           144A sr. notes 9 1/8s, 2006                                     223,300
 ....................................................................................................
                  70,000   Primus Telecommunications Group, Inc.
                           sr. notes Ser. B, 9 7/8s, 2008                                   67,550
 ....................................................................................................
                  65,000   Qwest Communications International,
                           Inc. sr. disc. notes stepped-coupon
                           zero % (9.47s, 10/15/02), 2007 (STP)                             50,806
 ....................................................................................................
                  30,000   Qwest Communications International,
                           Inc. sr. disc. notes stepped-coupon
                           zero % (8.29s, 2/1/03), 2008 (STP)                               22,587
 ....................................................................................................
                 180,000   Qwest Communications International,
                           Inc. sr. notes Ser. B, 7 1/4s, 2008                             173,250
 ....................................................................................................
                  30,000   RCN Corp. sr. disc. notes
                           stepped-coupon zero %,
                           (11 1/8s, 10/15/02), 2007 (STP)                                  20,025
 ....................................................................................................
                 170,000   Rhythms Netconnections, Inc. sr. disc.
                           notes stepped-coupon Ser. B,
                           zero % (13 1/2s, 5/15/03), 2008 (STP)                            90,525
 ....................................................................................................
                 250,000   Rogers Cantel, Inc. sr. sub. notes
                           8.8s, 2007 (Canada)                                             250,000
 ....................................................................................................
                  85,000   RSL Communications, Ltd. company
                           guaranty 9 1/8s, 2008                                            77,563
 ....................................................................................................
                  60,000   Satelites Mexicanos S.A. de C.V. 144A
                           sr. notes 10 1/8s, 2004 (Mexico)                                 47,400
 ....................................................................................................
                  80,000   Startec Global Communications Corp.
                           sr. notes 12s, 2008                                              69,600
 ....................................................................................................
               1,050,000   TCI Communications, Inc. sr. notes
                           8.65s, 2004                                                   1,144,710
 ....................................................................................................
                  50,000   Telecommunications Techniques, Inc.
                           company guaranty 9 3/4s, 2008                                    49,250
 ....................................................................................................
                 110,000   Telehub Communications Corp. company
                           guaranty stepped-coupon zero %
                           (13 7/8s, 7/31/02), 2005 (STP)                                   72,600
 ....................................................................................................
                  30,000   TeleWest Communications PLC 144A
                           11 1/4s, 2008                                                    33,900
 ....................................................................................................
                 200,000   Teligent, Inc. sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (11 1/2s, 3/1/03), 2008 (STP)                                   118,000
 ....................................................................................................
                  70,000   Teligent, Inc. sr. notes 11 1/2s, 2007                           68,950
 ....................................................................................................
                 200,000   Time Warner Telecom Inc. sr. notes
                           9 3/4s, 2008                                                    205,000
 ....................................................................................................
                  60,000   US Xchange LLC sr. notes 15s, 2008                               61,800
 ....................................................................................................
                  80,000   Versatel Telecom B.V. sr. notes
                           13 1/4s, 2008 (Netherlands)                                      82,800
 ....................................................................................................
                  30,000   Versatel Telecom B.V. sr. notes
                           13 1/4s, 2008 (Netherlands)                                      31,050
 ....................................................................................................
                 580,000   Viatel, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (12 1/2s, 4/15/03), 2008 (STP)                                  371,200
 ....................................................................................................
                 200,000   Viatel, Inc. sr. notes 11 1/4s, 2008                            203,000
 ....................................................................................................
                  70,000   WinStar Communications, Inc. sr. sub.
                           notes 10s, 2008                                                  62,300
----------------------------------------------------------------------------------------------------
                                                                                        12,054,942
----------------------------------------------------------------------------------------------------
Telephone Services (0.1%)
 ....................................................................................................
                  70,000   Call-Net Enterprises, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (9.27s, 8/15/02), 2007 (Canada) (STP)                            44,450
 ....................................................................................................
                 220,000   Call-Net Enterprises, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (8.94s, 8/15/03), 2008 (Canada) (STP)                           122,650
 ....................................................................................................
                 100,000   Call-Net Enterprises, Inc. sr. notes
                           8s, 2008 (Canada)                                                89,000
 ....................................................................................................
                  90,000   Logix Communications Enterprises
                           sr. notes 12 1/4s, 2008                                          81,000
 ....................................................................................................
                  50,000   Long Distance International, Inc.
                           sr. notes 12 1/4s, 2008                                          33,875
 ....................................................................................................
                  10,000   McLeodUSA, Inc. 144A sr. notes
                           8 1/8s, 2009                                                      9,300
 ....................................................................................................
                  40,000   OnePoint Communications Corp. 144A
                           sr. notes 14 1/2s, 2008                                          21,600
 ....................................................................................................
                 123,000   RSL Communications, Ltd. company
                           guaranty 12 1/4s, 2006                                          128,535
 ....................................................................................................
                  70,000   RSL Communications, Ltd. 144A
                           10 1/2s, 2008                                                    69,125
 ....................................................................................................
                  20,000   Transtel S.A. 144A pass-through
                           certificates 12 1/2s, 2007 (Colombia)                            11,400
----------------------------------------------------------------------------------------------------
                                                                                           610,935
----------------------------------------------------------------------------------------------------
Textiles (--%)
 ....................................................................................................
                 130,000   Day International Group, Inc. company
                           guaranty 9 1/2s, 2008                                           118,950
 ....................................................................................................
                  50,000   Polymer Group, Inc. company guaranty
                           Ser. B, 9s, 2007                                                 47,875
 ....................................................................................................
                  60,000   Polymer Group, Inc. company guaranty
                           Ser. B, 8 3/4s, 2008                                             56,850
 ....................................................................................................
                  47,586   Polytama International notes 11 1/4s,
                           2007 (Indonesia)                                                  8,565
 ....................................................................................................
                 120,000   Westpoint Stevens, Inc. sr. notes
                           7 7/8s, 2008                                                    115,200
----------------------------------------------------------------------------------------------------
                                                                                           347,440
----------------------------------------------------------------------------------------------------
Transportation (0.3%)
 ....................................................................................................
                 490,000   Calair LLC company guaranty
                           8 1/8s, 2008                                                    458,150
 ....................................................................................................
                  75,000   Canadian Airlines Corp. sr. notes
                           12 1/4s, 2006 (Canada)                                           30,000
 ....................................................................................................
                 120,000   Canadian Airlines Corp. sr. notes
                           10s, 2005 (Canada)                                               88,800
 ....................................................................................................
                 150,000   Continental Airlines, Inc. sr. notes
                           9 1/2s, 2001                                                    155,160
 ....................................................................................................
               1,648,317   Continental Airlines, Inc.
                           pass-through certificates Ser. 98-1C,
                           6.541s, 2008                                                  1,602,478
 ....................................................................................................
                  70,000   Hermes Europe Railtel 144A sr. notes
                           11 1/2s, 2007 (Netherlands)                                      73,500
 ....................................................................................................
                 135,000   Johnstown America Industries, Inc.
                           company guaranty Ser. C, 11 3/4s, 2005                          142,425
 ....................................................................................................
                  50,000   Kitty Hawk, Inc. company guaranty
                           9.95s, 2004                                                      49,250
 ....................................................................................................
                  50,000   MC Shipping, Inc. sr. notes Ser. B,
                           11 1/4s, 2008                                                    35,000
 ....................................................................................................
                 130,000   TFM S.A. de C.V. company guaranty
                           stepped-coupon zero %
                           (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                          76,700
 ....................................................................................................
                 130,000   Trans World Airlines, Inc. sr. notes
                           11 1/2s, 2004                                                   111,963
 ....................................................................................................
                  70,000   Trans World Airlines, Inc. sr. notes
                           11 3/8s, 2006                                                    39,200
----------------------------------------------------------------------------------------------------
                                                                                         2,862,626
----------------------------------------------------------------------------------------------------
Utilities (0.5%)
 ....................................................................................................
                  50,000   Applied Power Inc. sr. sub. notes
                           8 3/4s, 2009                                                     48,500
 ....................................................................................................
                 715,000   Arizona Public Service Co. sr. notes
                           6 3/4s, 2006                                                    708,014
 ....................................................................................................
                 300,000   Calpine Corp. sr. notes 10 1/2s, 2006                           318,000
 ....................................................................................................
                 110,000   Calpine Corp. sr. notes 7 7/8s, 2008                            103,950
 ....................................................................................................
                  70,000   Calpine Corp. sr. notes 7 3/4s, 2009                             66,500
 ....................................................................................................
                 665,000   CiNergy Corp. 144A deb. 6 1/8s, 2004                            651,248
 ....................................................................................................
                  60,000   Cleveland Electric Illuminating Co.
                           1st mtge. Ser. B, 9 1/2s, 2005                                   63,988
 ....................................................................................................
                 150,000   Cleveland Electric Illuminating Co.
                           1st mtge. 6.86s, 2008                                           144,272
 ....................................................................................................
                 210,000   CMS Energy Corp. sr. notes Ser. B,
                           6 3/4s, 2004                                                    201,762
 ....................................................................................................
                  10,000   El Paso Electric Co. 1st mtge.
                           Ser. E, 9.4s, 2011                                               11,074
 ....................................................................................................
                 275,000   Jersey Central Power & Light Co.
                           1st mtge. med. term note 6.85s, 2006                            270,993
 ....................................................................................................
                  40,000   Leviathan Gas Corp.144A sr. sub.
                           notes 10 3/8s, 2009                                              41,200
 ....................................................................................................
                 134,158   Midland Funding Corp. I deb.
                           Ser. C-94, 10.33s, 2002                                         140,657
 ....................................................................................................
                 295,000   Midland Funding Corp. II deb. Ser. A,
                           11 3/4s, 2005                                                   338,164
 ....................................................................................................
                 760,000   Nevada Power Co. sr. notes Ser. B,
                           6.2s, 2004                                                      738,342
 ....................................................................................................
                 100,000   Niagara Mohawk Power Corp. med. term
                           notes 9.95s, 2000 (Philippines)                                 102,667
 ....................................................................................................
                  50,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. E, 7 3/8s, 2003                                             50,856
 ....................................................................................................
                  50,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. F, 7 5/8s, 2005                                             50,312
 ....................................................................................................
                  28,886   Northeast Utilities System notes
                           Ser. A, 8.58s, 2006                                              28,738
 ....................................................................................................
                 113,333   Northeast Utilities System notes
                           Ser. B, 8.38s, 2005                                             112,830
 ....................................................................................................
                  30,000   Public Service Co. of New Mexico
                           sr. notes Ser. A, 7.1s, 2005                                     29,796
 ....................................................................................................
                 170,000   York Power Funding 144A notes 12s,
                           2007 (Cayman Islands)                                           170,000
----------------------------------------------------------------------------------------------------
                                                                                         4,391,863
----------------------------------------------------------------------------------------------------
Wireless Communications (--%)
 ....................................................................................................
                  90,000   Orbital Imaging Corp. sr. notes
                           Ser. B, 11 5/8s, 2005                                            81,900
 ....................................................................................................
                 120,000   Telecorp PCS Inc. 144A sr. disc.
                           notes stepped-coupon zero % (11 5/8s,
                           4/15/04), 2009 (STP)                                             67,200
----------------------------------------------------------------------------------------------------
                                                                                           149,100
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $100,405,757)                                         $95,719,489
----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (7.6%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
AUD            4,590,000   Australia (Government of) Ser. 909,
                           7 1/2s, 2009                                                 $3,326,508
 ....................................................................................................
CAD           10,790,000   Canada (Government of) 5 1/2s, 2009                           7,331,072
 ....................................................................................................
EUR           10,585,000   Cert Di Credito Del Tes (Italy Treasury
                           bill) bonds zero % 1999                                      10,802,355
 ....................................................................................................
EUR           12,940,000   Denmark (Kingdom) bonds 4s, 2001                              1,804,013
 ....................................................................................................
EUR           12,785,000   France Treasury bill bonds 4s, 2000                          13,312,052
 ....................................................................................................
EUR            6,571,685   Germany (Federal Republic of) bonds
                           Ser. 98, 5 5/8s, 2028                                         6,995,562
 ....................................................................................................
EUR              615,000   Germany (Federal Republic of) bonds
                           Ser. 98, 4 3/4s, 2028                                           577,049
 ....................................................................................................
EUR            8,035,000   Germany (Federal Republic of) bonds
                           Ser. 128, 3 3/4s, 2003                                        8,303,895
 ....................................................................................................
GRD          232,600,000   Hellenic Greece (Republic of) bonds
                           9.2s, 2002                                                      783,199
 ....................................................................................................
GRD          543,500,000   Hellenic Greece (Republic of) bonds
                           6.6s, 2004                                                    1,745,088
 ....................................................................................................
NZD            3,045,000   New Zealand (Government of) bonds
                           Ser. 1106, 8s, 2006                                           1,759,948
 ....................................................................................................
USD            1,160,000   Quebec (Province of) deb. 7s, 2007                            1,167,772
 ....................................................................................................
SEK           60,100,000   Sweden (Government of) bonds
                           Ser. 1039, 5 1/2s, 2002                                       7,345,477
 ....................................................................................................
SEK           14,100,000   Sweden (Government of) bonds
                           Ser. 1035, 6s, 2005                                           1,773,505
 ....................................................................................................
RUB            4,830,000   U.S. Dollar GKO Pass-Through
                           Structured Note 1999 (Issued by
                           Deutsche Bank. The principal USD is
                           linked to the bid price for the
                           Russian Treasury Bill at maturity, and
                           the change in the spot rate of the
                           Russian Ruble from issue date), zero %
                           1999 (In default) (NON)                                           5,974
 ....................................................................................................
GBP            4,975,000   United Kingdom Treasury bonds
                           Ser. 85, 9 3/4s, 2002                                         8,796,009
----------------------------------------------------------------------------------------------------
                           Total Foreign Government Bonds
                           and Notes
                           (cost $79,979,667)                                          $75,829,478
----------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.9%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $2,659,175   Collateralized Mortgage Obligation
                           Trust Ser. 64, Class Z, 9s, 2020                             $2,778,838
 ....................................................................................................
                           Commercial Mortgage Acceptance Corp.
 ....................................................................................................
                 125,000     Ser. 97-ML1, Class A2, 6.53s, 2007                            123,750
 ....................................................................................................
               6,562,348     Ser. 97-ML1, Interest Only (IO),
                             0.899s, 2017                                                  333,244
 ....................................................................................................
                 271,385     Ser. 98-C2, Class A1, 5.8s, 2006                              262,904
 ....................................................................................................
                 645,000   Criimi Mae Commercial Mortgage Trust
                           Ser. 98-C1, Class A2, 7s, 2011                                  568,406
 ....................................................................................................
               3,957,295   Deutsche Mortgage & Asset Receiving
                           Corp. Ser. 98-C1, Class X, IO,
                           1.244s, 2031                                                    227,390
 ....................................................................................................
                           Fannie Mae
 ....................................................................................................
               1,695,000     Ser. 1989-71, Class J, 8 1/2s, 2019                         1,758,761
 ....................................................................................................
                 706,198     Ser. 1997-61, Class ZC, 7s, 2027                              657,894
 ....................................................................................................
               1,222,995   First Union-Lehman Brothers -- Bank of
                           America Ser. 98-C2, Class A1, 6.28s, 2007                     1,205,796
 ....................................................................................................
                           Freddie Mac
 ....................................................................................................
               2,045,000     Ser. 1439, Class I, 7 1/2s, 2022                            2,092,610
 ....................................................................................................
                 403,083     Ser. 2113, Class ZM, 6 1/2s, 2028                             369,073
 ....................................................................................................
               1,773,254     Ser. 201, IO, 6s, 2029                                        558,021
 ....................................................................................................
               1,524,778     Ser. 1954, Class MG, IO, 6s, 2027                             442,662
 ....................................................................................................
                           GMAC Commercial Mortgage
                           Securities Inc.
 ....................................................................................................
               1,460,000     6.175s, 2033                                                1,385,175
 ....................................................................................................
                 534,851     Ser. 98-C2, Class A1, 6.15s, 2007                             524,598
 ....................................................................................................
                 249,389   Independent National Mortgage Corp.
                           Ser. 94-V, Class A1, 8.373s, 2024                               249,467
 ....................................................................................................
                           Merrill Lynch Mortgage Investors, Inc.
 ....................................................................................................
               2,260,000     Ser. 97-C2, Class A2, 6.54s, 2029                           2,207,738
 ....................................................................................................
                 380,993     Ser. 98-C2, Class A1, 6.22s, 2030                             375,754
 ....................................................................................................
                           Morgan Stanley Capital I
 ....................................................................................................
                 320,000     6.54s, 2008                                                   313,200
 ....................................................................................................
               1,280,000     Ser. 96-WF1, Class A2, 7.218s, 2006                         1,300,000
 ....................................................................................................
                           Mortgage Capital Funding, Inc.
 ....................................................................................................
                 621,453     Ser. 98-MC1, Class A1, 6.417s, 2007                           618,346
 ....................................................................................................
               3,007,158     Ser. 98-MC1, Class X, IO, 0.86s, 2009                         118,407
 ....................................................................................................
                 508,604   PNC Mortgage Securities Corp.
                           Ser. 97-6, Class A2, 6.6s, 2027                                 511,783
----------------------------------------------------------------------------------------------------
                           Total Collateralized Mortgage Obligations
                           (cost $19,521,741)                                          $18,983,817
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (1.1%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
                $961,534   Advanta Mortgage Loan Trust
                           Ser. 97-2, Class A2, 7.05s, 2021                               $962,736
 ....................................................................................................
               1,340,000   Advanta Mortgage Loan Trust
                           Ser. 97-3, Class A3, 6.69s, 2017                              1,338,744
 ....................................................................................................
               1,355,000   Advanta Mortgage Loan Trust
                           Ser. 97-4, Class A7, 6.63s, 2029                              1,339,650
 ....................................................................................................
                 553,236   Amresco Residential Securities
                           Mortgage Loan Ser. 97-3, Class A3,
                           6.6s, 2018                                                      552,544
 ....................................................................................................
                 287,802   Capita Equipment Receivables Trust
                           Ser. 96-1, Class A4, 6.28s, 2000                                287,937
 ....................................................................................................
                 561,106   First Plus Ser. 98-A, Class A, 8 1/2s, 2023                     476,940
 ....................................................................................................
                 350,000   GE Capital Mortgage Services, Inc.
                           Ser. 96-HE2, Class A4, 7.65s, 2012                              353,883
 ....................................................................................................
               1,195,000   Green Tree Financial Corp. Ser. 97-2,
                           Class A6, 7.24s, 2028                                         1,200,222
 ....................................................................................................
               1,990,000   Green Tree Financial Corp. Ser. 98-2,
                           Class A5, 6.24s, 2016                                         1,983,237
 ....................................................................................................
               1,278,828   Green Tree Recreational Equipment &
                           Cons. Ser. 98-A, Class A1C, 6.18s, 2019                       1,270,786
 ....................................................................................................
                 425,000   Provident Bank Home Equity Loan Trust
                           Ser. 97-4, Class A3, 6.91s, 2029                                421,597
 ....................................................................................................
                 576,295   The Money Store Home Equity Trust
                           Ser. 96-A, Class A5, 6.85s, 2019                                577,556
----------------------------------------------------------------------------------------------------
                           Total Asset-Backed Securities
                           (cost $10,885,210)                                          $10,765,832
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.3%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                   3,000   AmeriKing, Inc. $3.25 pfd. (PIK)                                $69,000
 ....................................................................................................
                  10,000   California Federal Bancorp Inc.
                           Ser. A, $2.281 pfd.                                             260,000
 ....................................................................................................
                     596   Capstar Broadcasting, Inc. 144A
                           $12.00 pfd. (PIK)                                                70,030
 ....................................................................................................
                     828   Capstar Communications, Inc. Ser. E,
                           $12.625 cum. pfd. (PIK)                                         102,672
 ....................................................................................................
                     726   Citadel Broadcasting Inc. 144A $13.25
                           pfd. (PIK)                                                       84,216
 ....................................................................................................
                      54   Concentric Network Corp. Ser. B,
                           13.50% pfd. (PIK)                                                51,300
 ....................................................................................................
                     828   CSC Holdings, Inc. Ser. M, $11.125 pfd. (PIK)                    93,564
 ....................................................................................................
                      20   Dobson Communications 144A
                           $12.25 pfd. (PIK)                                                18,000
 ....................................................................................................
                     190   Fresenius Medical Capital Trust I company
                           guaranty, Ser. D, 9.00% pfd. (Germany)                          204,250
 ....................................................................................................
                     250   Fresenius Medical Capital Trust II company
                           guaranty, 7.875% pfd. (Germany)                                 243,750
 ....................................................................................................
                   2,200   Global Crossing Holdings 144A
                           $10.50 pfd.                                                     231,000
 ....................................................................................................
                     256   ICG Holdings, Inc., 144A $14.00 pfd.
                           (Canada) (PIK)                                                  238,080
 ....................................................................................................
                     211   Intermedia Communication Ser. B,
                           13.50% pfd. (PIK)                                               206,780
 ....................................................................................................
                      47   IXC Communications, Inc. $12.50 pfd. (PIK)                       45,121
 ....................................................................................................
                      60   NEXTEL Communications, Inc. Ser. D,
                           13.00% cum. pfd. (PIK)                                           65,700
 ....................................................................................................
                      42   NEXTEL Communications, Inc. Ser. E,
                           $11.125 pfd. (PIK)                                               42,210
 ....................................................................................................
                   5,684   Nextlink Communications, Inc. 144A
                           $7.00 cum. pfd. (PIK)                                           287,042
 ....................................................................................................
                      17   Paxson Communications Corp. 13.25%
                           cum. pfd. (PIK)                                                 153,000
 ....................................................................................................
                      90   R& B Falcon Corp. $13.875 pfd. (PIK)                             91,800
 ....................................................................................................
                     154   Spanish Broadcasting Systems 14.25%
                           cum. pfd. (PIK)                                                 167,090
 ....................................................................................................
                     110   WinStar Communications, Inc. 144A
                           $14.25 pfd. (PIK)                                                89,100
----------------------------------------------------------------------------------------------------
                           Total Preferred Stocks
                           (cost $2,934,907)                                            $2,813,705
----------------------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (0.2%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                         Expiration Date/Strike Price          Value
 ....................................................................................................
              $1,100,000   Japanese Government
                           Bond Future Contracts
                           (Call)                                     Aug. 99/110 JPY   $1,753,452
 ....................................................................................................
               1,200,000   Japanese Government
                           Bond Future Contracts
                           (Call)                                     Aug. 99/124 JPY      557,586
----------------------------------------------------------------------------------------------------
                           Total Purchased Options Outstanding
                           (cost $3,053,913)                                            $2,311,038
----------------------------------------------------------------------------------------------------
WARRANTS (--%) (a) (NON)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                 Expiration Date             Value
 ....................................................................................................
                      70   Bestel S.A. (Mexico)                            5/15/05            $140
 ....................................................................................................
                      70   Birch Telecommunications, Inc.
                           144A                                            6/15/08             350
 ....................................................................................................
                     275   Cellnet Data Systems, Inc.                      10/1/07           6,325
 ....................................................................................................
                      40   Club Regina, Inc. 144A                          12/1/04              40
 ....................................................................................................
                     225   Colt Telecommunications
                           Group PLC                                      12/31/06          90,000
 ....................................................................................................
                     607   Consorcio Ecuatoriano
                           144A (Ecuador)                                  10/1/00              61
 ....................................................................................................
                   1,110   Diva Systems Corp.                               3/1/08          13,320
 ....................................................................................................
                   2,150   DTI Holdings Inc.                                3/1/08              22
 ....................................................................................................
                   1,020   EOP Operating Ltd. Partnership                                       61
 ....................................................................................................
                      70   Epic Resorts                                    6/15/05               1
 ....................................................................................................
                     175   Esat Holdings, Inc. (Ireland)                    2/1/07          12,425
 ....................................................................................................
                     300   Firstworld Communication                        4/15/08          15,000
 ....................................................................................................
                      80   Globalstar Telecommunications                   2/15/04           4,400
 ....................................................................................................
                     425   Hyperion Telecommunications
                           144A                                            4/15/01          32,566
 ....................................................................................................
                     150   KMC Telecom Holdings, Inc.                      4/15/08             450
 ....................................................................................................
                     210   Knology Holdings, Inc. 144A                    10/15/07             473
 ....................................................................................................
                      50   Long Distance International, Inc.
                           144A                                            4/13/08             100
 ....................................................................................................
                      10   McCaw International Ltd.                        4/15/07              40
 ....................................................................................................
                      80   Mediq Inc. 144A                                  6/1/09               1
 ....................................................................................................
                      20   MGC Communications, Inc.
                           144A                                            10/1/04           2,320
 ....................................................................................................
                      40   Onepoint Communications, Inc.                    6/1/08              40
 ....................................................................................................
                      90   Orbital Imaging Corp. 144A                       3/1/05           2,700
 ....................................................................................................
                     120   Orion Network Systems                           1/15/07           1,410
 ....................................................................................................
                     140   Pathnet, Inc. 144A                              4/15/08           1,400
 ....................................................................................................
                   1,920   Powertel, Inc.                                   2/1/06           7,680
 ....................................................................................................
                     800   Rhythms Netcon 144A                             5/15/08         134,512
 ....................................................................................................
                      80   Startec Global
                           Communications Corp.                            5/15/08              80
 ....................................................................................................
                     110   Telehub Communications Corp.                    7/31/05           3,300
 ....................................................................................................
                     150   UIH Australia/Pacific, Inc. 144A                5/15/06             300
 ....................................................................................................
                     110   Versatel Telecom 144A                           5/15/08           5,500
----------------------------------------------------------------------------------------------------
                           Total Warrants (cost $105,555)                                 $335,017
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (--%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                     600   Chancellor Media Corp. $3.00
                           cv. cum. pfd.                                                   $66,075
 ....................................................................................................
                     515   Chesapeake Energy Corp. 144A $3.50
                           cv. cum. pfd.                                                    12,553
----------------------------------------------------------------------------------------------------
                           Total Convertible Preferred Stocks
                           (cost $89,076)                                                  $78,628
----------------------------------------------------------------------------------------------------
UNITS (0.1%) (a)
----------------------------------------------------------------------------------------------------
Number of Units                                                                                Value
 ....................................................................................................
                     130   Network Plus Corp. units 13 1/4s, 2009                         $132,925
 ....................................................................................................
                   2,800   Pohang Iron & Steel Co. Ltd. Structured
                           Note (issued by Merrill Lynch & Co., Inc.)
                           3.00%, 2000                                                     337,932
 ....................................................................................................
                  65,792   Pohang Iron & Steel Company, Ltd. Structured
                           Note (issued by UBS AG), 3.00%, 2000                             96,425
----------------------------------------------------------------------------------------------------
                           Total Units (cost $427,383)                                     567,282
----------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (--%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
                 $70,000   HEALTHSOUTH Corp. cv. sub. deb.
                           3 1/4s, 2003                                                    $58,538
 ....................................................................................................
                  50,000   Integrated Device Technology, Inc.
                           cv. sub. notes 5 1/2s, 2002                                      40,500
----------------------------------------------------------------------------------------------------
                           Total Convertible Bonds and Notes
                           (cost $102,351)                                                 $99,038
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.0%) (a) (cost $39,681,000)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $39,681,000   Interest in $402,952,000 joint repurchase
                           agreement dated June 30, 1999 with
                           Merrill Lynch, Pierce, Fenner & Smith, Inc.
                           due July 1, 1999 with respect to various
                           U.S. Treasury obligations -- maturity
                           value of $39,686,181 for an effective
                           yield of 4.70%                                              $39,681,000
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $863,035,207) (b)                                    $991,869,932
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at June 30, 1999 (Unaudited)
(aggregate face value $109,807,498)
----------------------------------------------------------------------------------------------------
                                                                                         Unrealized
                                Market           Aggregate          Delivery          Appreciation/
                                 Value          Face Value              Date          (Depreciation)
 ....................................................................................................
Australian Dollars            $366,274            $358,262           9/15/99                 $8,012
 ....................................................................................................
British Pounds               4,663,190           4,735,983           9/15/99                (72,793)
 ....................................................................................................
Danish Krone                   752,141             757,151           9/15/99                 (5,010)
 ....................................................................................................
Euro Dollar                 15,945,964          16,062,493           9/15/99               (116,529)
 ....................................................................................................
Greece                         122,485              96,771           9/15/99                 25,714
 ....................................................................................................
Japanese Yen                64,893,239          66,165,913           9/16/99             (1,272,674)
 ....................................................................................................
New Zealand Dollar             170,704             168,160           9/15/99                  2,544
 ....................................................................................................
Norwegian Krone                412,319             408,176           9/15/99                  4,143
 ....................................................................................................
Swedish Krona               19,177,737          18,710,325           9/15/99                467,412
 ....................................................................................................
Swiss Franc                  2,328,311           2,344,264           9/15/99                (15,953)
----------------------------------------------------------------------------------------------------
                                                                                          $(975,134)
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 1999 (Unaudited)
(aggregate face value $173,424,630)
----------------------------------------------------------------------------------------------------
                                                                                         Unrealized
                                Market           Aggregate          Delivery          Appreciation/
                                 Value          Face Value              Date          (Depreciation)
 ....................................................................................................
Australian Dollars          $6,354,813          $6,235,933           9/15/99              $(118,880)
 ....................................................................................................
British Pounds              16,460,116          16,539,028           9/15/99                 78,912
 ....................................................................................................
Canadian Dollar             11,742,742          11,687,544           9/15/99                (55,198)
 ....................................................................................................
Danish Krone                   352,211             354,557           9/15/99                  2,346
 ....................................................................................................
Euro Dollar                 81,279,508          81,434,956           9/15/99                155,448
 ....................................................................................................
Greece                       3,027,730           3,000,253           9/15/99                (27,477)
 ....................................................................................................
Japanese Yen                37,361,919          38,075,984           9/16/99                714,065
 ....................................................................................................
New Zealand Dollar           1,767,160           1,748,856           9/15/99                (18,304)
 ....................................................................................................
Swedish Krona                8,779,765           8,576,215           9/15/99               (203,550)
 ....................................................................................................
Swiss Franc                  5,716,428           5,771,305           9/15/99                 54,877
----------------------------------------------------------------------------------------------------
                                                                                           $582,239
----------------------------------------------------------------------------------------------------

Futures Contracts Outstanding at June 30, 1999 (Unaudited)
----------------------------------------------------------------------------------------------------
                                                                                         Unrealized
                                 Total           Aggregate        Expiration          Appreciation/
                                 Value          Face Value              Date          (Depreciation)
 ....................................................................................................
ASX Index (Short)             $842,007            $832,219            Sep-99                $(9,788)
 ....................................................................................................
CAC40 Index (Short)          8,133,223           7,954,052            Jul-99               (179,171)
 ....................................................................................................
DAX Index (Short)            2,508,249           2,551,981            Sep-99                 43,732
 ....................................................................................................
Euro Bond 10 Yr
(Long)                       4,111,889           4,358,436            Sep-99               (246,547)
 ....................................................................................................
Euro Bond 10 Yr
(Short)                     14,620,051          14,721,612            Sep-99                101,561
 ....................................................................................................
Euro Euribor (Long)         17,606,802          18,164,666            Sep-99               (557,864)
 ....................................................................................................
FT-SE 100 Index
(Short)                     16,618,720          17,159,137            Sep-99                540,417
 ....................................................................................................
Gilt (Short)                 7,022,325           7,260,188            Sep-99                237,863
 ....................................................................................................
Japanese Government
Bonds (Long)                24,565,027          25,398,630            Sep-99               (833,603)
 ....................................................................................................
Municipal Bond Index
(Short)                        181,001             185,413            Sep-99                  4,412
 ....................................................................................................
NASDAQ 100
(Short)                     28,623,330          25,839,889            Sep-99             (2,783,441)
 ....................................................................................................
Nikkei 225 SMX
(Long)                       1,015,709           1,013,054            Sep-99                  2,655
 ....................................................................................................
Russell 2000 (Short)        25,641,000          24,811,675            Sep-99               (829,325)
 ....................................................................................................
S&P 500 Index
(Short)                     56,304,275          53,898,572            Sep-99             (2,405,703)
 ....................................................................................................
U.S. Treasury Note
10 Yr (Long)                16,566,938          16,773,945            Sep-99               (207,007)
----------------------------------------------------------------------------------------------------
                                                                                        $(7,121,809)
----------------------------------------------------------------------------------------------------
TBA Sale Commitments at June 30, 1999 (Unaudited)
(Proceeds receivable $945,369)
----------------------------------------------------------------------------------------------------
                                         Principal             Settlement                    Market
Agency                                      Amount                   Date                     Value
 ....................................................................................................
FNMA 7s, July 2014                        $945,000                7/19/99                  $945,378
----------------------------------------------------------------------------------------------------
Diversification by Country
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 1999: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Canada                                                                                         1.9%
 ....................................................................................................
France                                                                                         2.6
 ....................................................................................................
Germany                                                                                        2.4
 ....................................................................................................
Italy                                                                                          1.3
 ....................................................................................................
Japan                                                                                          1.8
 ....................................................................................................
Netherlands                                                                                    0.9
 ....................................................................................................
Sweden                                                                                         1.4
 ....................................................................................................
United Kingdom                                                                                 2.8
 ....................................................................................................
United States                                                                                 81.3
 ....................................................................................................
Other                                                                                          3.6
----------------------------------------------------------------------------------------------------
Total                                                                                        100.0%
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Global Growth Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
COMMON STOCKS (98.4%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Aerospace and Defense (0.3%)
 ....................................................................................................
                 542,800   Smiths Industries PLC (United Kingdom)                       $7,174,153
----------------------------------------------------------------------------------------------------
Automotive (1.3%)
 ....................................................................................................
                 160,233   DaimlerChrysler AG (Germany)                                 13,923,927
 ....................................................................................................
                      50   Telco (Tata Engineering and
                           Locomotive Co., Ltd.) (India)                                       237
 ....................................................................................................
                 157,700   Valeo S.A. (France)                                          13,051,252
----------------------------------------------------------------------------------------------------
                                                                                        26,975,416
----------------------------------------------------------------------------------------------------
Basic Industrial Products (--%)
 ....................................................................................................
                     274   Larsen & Toubro Ltd. GDR (India)                                  1,813
----------------------------------------------------------------------------------------------------
Broadcasting (3.8%)
 ....................................................................................................
                 428,412   AT&T Corp.-Liberty Media, Class A                            15,744,141
 ....................................................................................................
                  58,900   Clear Channel Communications, Inc. (NON)                      4,060,419
 ....................................................................................................
                 120,400   Comcast Corp. Class A (NON)                                   4,627,875
 ....................................................................................................
                   8,159   EM TV & Merchandising AG (Germany)                           11,521,263
 ....................................................................................................
                 358,500   Granada Group PLC (United Kingdom)                            6,655,066
 ....................................................................................................
                 178,400   Grupo Televisa S.A. GDR (Mexico)                              7,994,550
 ....................................................................................................
               1,323,400   Mediaset SPA (Italy)                                         11,801,274
 ....................................................................................................
                  70,741   Television Francaise I (TF1) (France)                        16,539,034
----------------------------------------------------------------------------------------------------
                                                                                        78,943,622
----------------------------------------------------------------------------------------------------
Building and Construction (0.3%)
 ....................................................................................................
                 410,282   CRH PLC (Ireland)                                             7,300,312
----------------------------------------------------------------------------------------------------
Business Equipment and Services (2.7%)
 ....................................................................................................
                 111,400   Hewlett-Packard Co.                                          11,195,700
 ....................................................................................................
                 138,700   Pitney Bowes, Inc.                                            8,911,475
 ....................................................................................................
                 643,460   Securitas AB (Sweden)                                         9,664,075
 ....................................................................................................
                 370,240   Securitas AB Class B, (Sweden)                                5,560,605
 ....................................................................................................
                 177,610   Sidel S.A. (France)                                          21,662,657
----------------------------------------------------------------------------------------------------
                                                                                        56,994,512
----------------------------------------------------------------------------------------------------
Cable Television (0.6%)
 ....................................................................................................
                 178,500   MediaOne Group Inc. (NON)                                    13,275,938
----------------------------------------------------------------------------------------------------
Chemicals (0.4%)
 ....................................................................................................
                 150,100   Praxair, Inc.                                                 7,345,519
----------------------------------------------------------------------------------------------------
Computer Equipment (2.6%)
 ....................................................................................................
                 191,600   EMC Corp. (NON)                                              10,538,000
 ....................................................................................................
                 232,000   IBM Corp.                                                    29,986,000
 ....................................................................................................
                  34,400   Lexmark International Group, Inc. Class A                     2,272,550
 ....................................................................................................
                 172,700   Sun Microsystems, Inc.                                       11,894,713
----------------------------------------------------------------------------------------------------
                                                                                        54,691,263
----------------------------------------------------------------------------------------------------
Computer Services and Software (9.5%)
 ....................................................................................................
                 130,800   Apple Computer, Inc. (NON)                                    6,057,675
 ....................................................................................................
                 148,340   Cap Gemini S.A. (France)                                     23,386,958
 ....................................................................................................
                  27,400   CMG Information Services, Inc.                                3,125,313
 ....................................................................................................
                 471,200   CMG PLC (United Kingdom)                                     12,336,732
 ....................................................................................................
                  69,200   Comverse Technology, Inc. (NON)                               5,224,600
 ....................................................................................................
                 947,700   Fujitsu Ltd. (Japan)                                         19,079,368
 ....................................................................................................
                  89,000   Fujitsu Support and Services Inc.
                           144A (Japan)                                                 13,480,612
 ....................................................................................................
                 547,700   Microsoft Corp. (NON)                                        49,395,694
 ....................................................................................................
               2,801,133   Misys PLC (United Kingdom)                                   23,989,452
 ....................................................................................................
               2,156,400   SEMA Group PLC (United Kingdom)                              20,814,573
 ....................................................................................................
                  87,700   Softbank Corp. (Japan)                                       17,772,030
 ....................................................................................................
                 131,000   Unisys Corp.                                                  5,100,813
----------------------------------------------------------------------------------------------------
                                                                                       199,763,820
----------------------------------------------------------------------------------------------------
Conglomerates (3.0%)
 ....................................................................................................
                  79,300   Allied-Signal, Inc.                                           4,995,900
 ....................................................................................................
                  30,929   LVMH (Louis Vuitton Moet Hennessy)
                           (France)                                                      9,083,679
 ....................................................................................................
                  30,929   LVMH (Louis Vuitton Moet Hennessy)
                           Rights (expiration date 9/21/99)
                           (France) (NON)                                                  907,088
 ....................................................................................................
                 305,400   Tyco International Ltd.                                      28,936,650
 ....................................................................................................
                 259,000   United Technologies Corp.                                    18,567,063
----------------------------------------------------------------------------------------------------
                                                                                        62,490,380
----------------------------------------------------------------------------------------------------
Consumer Non Durables (2.1%)
 ....................................................................................................
                  96,100   Colgate-Palmolive Co.                                         9,489,875
 ....................................................................................................
                 213,200   Estee Lauder Cos. Class A                                    10,686,650
 ....................................................................................................
                 217,680   KAO Corp. (Japan) (NON)                                       6,119,157
 ....................................................................................................
                  90,300   Kimberly-Clark Corp.                                          5,147,100
 ....................................................................................................
                  15,569   L'OREAL (France)                                             10,557,569
 ....................................................................................................
                  29,700   Nike, Inc.                                                    1,880,381
----------------------------------------------------------------------------------------------------
                                                                                        43,880,732
----------------------------------------------------------------------------------------------------
Consumer Services (1.5%)
 ....................................................................................................
                  42,300   Amazon.com, Inc. (NON)                                        5,292,788
 ....................................................................................................
                 116,800   America Online, Inc. (NON)                                   12,906,400
 ....................................................................................................
                 153,800   Interpublic Group Cos. Inc.                                  13,322,925
----------------------------------------------------------------------------------------------------
                                                                                        31,522,113
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (7.5%)
 ....................................................................................................
                 147,600   Applied Materials, Inc. (NON)                                10,903,950
 ....................................................................................................
                 234,309   ASM Lithography Holding N.V.
                           (Netherlands)                                                13,598,228
 ....................................................................................................
                 316,700   General Electric Co.                                         35,787,100
 ....................................................................................................
                  40,700   Honeywell, Inc.                                               4,716,113
 ....................................................................................................
                 226,900   Motorola, Inc.                                               21,498,775
 ....................................................................................................
                 224,000   Murata Manufacturing Co. Ltd. (Japan)                        14,741,959
 ....................................................................................................
                  46,000   Rohm Co. Ltd. (Japan)                                         7,207,110
 ....................................................................................................
                  90,100   Samsung Electronics Co. (South Korea)                         9,885,702
 ....................................................................................................
                  21,000   Secom Co. (Japan) (NON)                                       2,187,681
 ....................................................................................................
                  98,800   Solectron Corp. (NON)                                         6,588,725
 ....................................................................................................
                 242,038   STMicroelectronics (France)                                  16,175,085
 ....................................................................................................
                  46,800   Texas Instruments, Inc.                                       6,786,000
 ....................................................................................................
                  97,600   Tokyo Electron Ltd. (Japan)                                   6,625,019
----------------------------------------------------------------------------------------------------
                                                                                       156,701,447
----------------------------------------------------------------------------------------------------
Entertainment (1.8%)
 ....................................................................................................
                 313,200   Time Warner, Inc.                                            23,020,200
 ....................................................................................................
                 345,500   Viacom, Inc. Class B (NON)                                   15,202,000
----------------------------------------------------------------------------------------------------
                                                                                        38,222,200
----------------------------------------------------------------------------------------------------
Food and Beverages (1.2%)
 ....................................................................................................
                 271,400   Heineken NV (Netherlands)                                    13,939,898
 ....................................................................................................
                 159,800   Itoen, Ltd. (Japan)                                          10,701,778
----------------------------------------------------------------------------------------------------
                                                                                        24,641,676
----------------------------------------------------------------------------------------------------
Hotels (0.3%)
 ....................................................................................................
                  28,846   Accor S.A. (France)                                           7,266,329
----------------------------------------------------------------------------------------------------
Insurance and Finance (17.7%)
 ....................................................................................................
                 525,759   ABN AMRO Holding N.V. (Netherlands)                          11,421,851
 ....................................................................................................
                 111,800   AFLAC Inc.                                                    5,352,425
 ....................................................................................................
                 110,440   Aiful Corp. (Japan)                                          13,532,210
 ....................................................................................................
               1,037,630   Alleanza Assicurazioni SPA (Italy)                           11,968,725
 ....................................................................................................
                 533,698   Allied Irish Banks PLC (Ireland)                              7,039,410
 ....................................................................................................
                 138,400   American Express Co.                                         18,009,300
 ....................................................................................................
                  78,800   American General Corp.                                        5,939,550
 ....................................................................................................
                 151,700   American International Group, Inc.                           17,758,381
 ....................................................................................................
                 101,400   Associates First Capital Corp.                                4,493,288
 ....................................................................................................
                 125,425   Axa S.A. (France)                                            15,349,681
 ....................................................................................................
                 276,600   Banca Popolare di Brescia SpA (Italy)                        11,889,229
 ....................................................................................................
                 427,300   Banco Comercial Portugues,
                           S.A. (Portugal)                                              11,108,512
 ....................................................................................................
               1,200,818   Banco Santander Central Hispano
                           S.A. (Spain)                                                 12,546,687
 ....................................................................................................
                 148,600   Bank of America Corp.                                        10,894,238
 ....................................................................................................
                 499,650   Citigroup, Inc.                                              23,733,375
 ....................................................................................................
                 120,400   Comerica, Inc.                                                7,156,275
 ....................................................................................................
                 725,200   Commonwealth Bank of Australia
                           (Australia)                                                  11,607,025
 ....................................................................................................
                 111,800   Fifth Third Bancorp                                           7,441,688
 ....................................................................................................
                 533,752   Firstar Corp.                                                14,945,056
 ....................................................................................................
                 493,286   Fortis Amev NV (Netherlands)                                 15,283,616
 ....................................................................................................
                   5,018   Julius Baer Holdings AG (Switzerland)                        14,369,580
 ....................................................................................................
               1,001,900   Mediolanum SPA (Italy)                                        7,721,668
 ....................................................................................................
                  60,900   Morgan Stanley, Dean Witter,
                           Discover and Co.                                              6,242,250
 ....................................................................................................
               3,011,000   Nikko Securities Co. Ltd. (Japan) (NON)                      19,442,671
 ....................................................................................................
               1,626,000   Oversea Chinese Banking Corp.
                           (Singapore)                                                  13,581,882
 ....................................................................................................
                 679,000   Royal Bank Of Scotland Group                                 13,836,271
 ....................................................................................................
                  77,900   Schwab (Charles) Corp.                                        8,559,263
 ....................................................................................................
                  15,700   Shohkoh Fund & Co., Ltd. (Japan)                             11,267,135
 ....................................................................................................
                 545,300   Skandia Forsakrings AB (Sweden)                              10,253,394
 ....................................................................................................
                  52,800   Takefuji Corp. (Japan)                                        5,461,166
 ....................................................................................................
                 305,800   Toronto-Dominion Bank (Canada)                               13,934,159
 ....................................................................................................
                 201,500   Wells Fargo Co.                                               8,614,125
----------------------------------------------------------------------------------------------------
                                                                                       370,754,086
----------------------------------------------------------------------------------------------------
Networking Equipment (1.3%)
 ....................................................................................................
                 419,700   Cisco Systems, Inc. (NON)                                    27,044,419
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.2%)
 ....................................................................................................
                  51,800   Bausch & Lomb, Inc.                                           3,962,700
----------------------------------------------------------------------------------------------------
Oil and Gas (2.4%)
 ....................................................................................................
                 129,600   Conoco, Inc.                                                  3,612,600
 ....................................................................................................
                 103,769   Elf Aquitaine S.A. (France)                                  15,275,767
 ....................................................................................................
                 153,100   Enron Corp.                                                  12,515,925
 ....................................................................................................
                 232,400   Exxon Corp.                                                  17,923,850
----------------------------------------------------------------------------------------------------
                                                                                        49,328,142
----------------------------------------------------------------------------------------------------
Packaging and Containers (0.2%)
 ....................................................................................................
                  63,400   Sealed Air Corp.                                              4,113,075
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (7.2%)
 ....................................................................................................
                  26,800   Allergan, Inc.                                                2,974,800
 ....................................................................................................
                 150,300   American Home Products Corp.                                  8,642,250
 ....................................................................................................
                  99,500   Amgen Inc. (NON)                                              6,057,063
 ....................................................................................................
                 107,400   Biogen, Inc. (NON)                                            6,907,163
 ....................................................................................................
                 538,900   Elan Corp. PLC ADR (Ireland)                                 14,954,475
 ....................................................................................................
                  33,800   Immunex Corp. (NON)                                           4,307,388
 ....................................................................................................
                 119,800   Johnson & Johnson                                            11,740,400
 ....................................................................................................
                 189,100   Pharmacia & Upjohn, Inc.                                     10,743,244
 ....................................................................................................
                 397,629   Sanofi-Synthelabo SA (France)                                16,926,929
 ....................................................................................................
                 388,000   Schering-Plough Corp.                                        20,564,000
 ....................................................................................................
                 373,000   Takeda Chemical Industries (Japan)                           17,300,785
 ....................................................................................................
                 208,050   Warner-Lambert Co.                                           14,433,469
 ....................................................................................................
                 369,000   Yamanouchi Pharmaceutical Co., Ltd.
                           (Japan)                                                      14,125,424
----------------------------------------------------------------------------------------------------
                                                                                       149,677,390
----------------------------------------------------------------------------------------------------
Retail (9.1%)
 ....................................................................................................
                  88,600   Best Buy Co., Inc. (NON)                                      5,980,500
 ....................................................................................................
                  42,756   Castorama Dubois (France)                                    10,173,149
 ....................................................................................................
               3,128,282   Coles Myer Ltd. (Australia) (NON)                            18,299,652
 ....................................................................................................
                 195,000   Costco Companies, Inc. (NON)                                 15,612,188
 ....................................................................................................
                 170,500   CVS Corp.                                                     8,652,875
 ....................................................................................................
               1,044,700   Dixons Group PLC (United Kingdom)                            19,525,255
 ....................................................................................................
                 192,450   Gap, Inc. (The) (NON)                                         9,694,669
 ....................................................................................................
                 458,212   Hennes & Mauritz AB Class B, (Sweden)                        11,379,437
 ....................................................................................................
                 251,200   Home Depot, Inc. (The)                                       16,186,700
 ....................................................................................................
               1,010,000   Next Ord (United Kingdom)                                    12,273,849
 ....................................................................................................
                 150,200   Safeway, Inc. (NON)                                           7,434,900
 ....................................................................................................
                  92,000   Seven-Eleven Japan Co., Ltd. (Japan)                          9,021,248
 ....................................................................................................
                 363,800   TJX Cos., Inc. (The)                                         12,119,088
 ....................................................................................................
                 542,600   Wal-Mart Stores, Inc.                                        26,180,450
 ....................................................................................................
                 294,500   Walgreen Co.                                                  8,650,938
----------------------------------------------------------------------------------------------------
                                                                                       191,184,898
----------------------------------------------------------------------------------------------------
Telecommunications (19.0%)
 ....................................................................................................
               1,371,700   British Telecommunications PLC ADR
                           (United Kingdom)                                             22,997,423
 ....................................................................................................
               4,857,200   China Telecom Ltd. (Hong Kong)                               13,491,874
 ....................................................................................................
               1,088,900   Colt Telecom Group PLC
                           (United Kingdom)                                             22,858,768
 ....................................................................................................
                 312,600   Energis PLC ADR (United Kingdom)                              7,459,585
 ....................................................................................................
                  54,000   Energis PLC (United Kingdom)                                  1,288,604
 ....................................................................................................
                 213,260   Equant N.V. (Netherlands)                                    19,723,202
 ....................................................................................................
                  96,900   Global Telesystems Group, Inc. (NON)                          7,518,229
 ....................................................................................................
                  24,500   Hikari Tsushin, Inc. (Japan)                                  7,575,858
 ....................................................................................................
                 370,800   Korea Telecom Corp. (South Korea) (NON)                      14,832,000
 ....................................................................................................
                  98,950   Libertel NV (Netherlands)                                     1,944,912
 ....................................................................................................
                 387,700   Lucent Technologies, Inc.                                    26,145,519
 ....................................................................................................
                 160,241   Mannesmann AG (Germany)                                      23,986,820
 ....................................................................................................
                 145,000   Matsushita Communication Industrial
                           Co., Ltd. (Japan)                                            10,369,988
 ....................................................................................................
                 218,800   MCI WorldCom, Inc. (NON)                                     18,830,475
 ....................................................................................................
                 291,700   Nortel Networks Corp. (Canada)                               25,089,904
 ....................................................................................................
                     540   NTT Mobile Communications (Japan)                             7,232,741
 ....................................................................................................
                      65   NTT Mobile Communications (Japan)                               881,356
 ....................................................................................................
               1,254,300   Orange PLC ADR (United Kingdom)                              18,398,022
 ....................................................................................................
                 615,096   Oy Nokia AB Class A (Finland)                                54,086,929
 ....................................................................................................
                  96,800   QUALCOMM, Inc. (NON)                                         13,890,800
 ....................................................................................................
                  17,300   Qwest Communications
                           International, Inc. (NON)                                       571,981
 ....................................................................................................
                  78,100   Tele Centro Sul Participacoes S.A. (Brazil)                   4,334,550
 ....................................................................................................
                 250,000   Telesp Celular Participacoes S.A.
                           ADR (Brazil)                                                  6,687,500
 ....................................................................................................
               5,807,300   Telewest Communications PLC
                           (United Kingdom)                                             26,058,133
 ....................................................................................................
                 133,400   Tellabs, Inc. (NON)                                           9,012,838
 ....................................................................................................
                  42,200   Vodafone AirTouch PLC
                           (United Kingdom)                                              8,313,400
 ....................................................................................................
               1,256,850   Vodafone Group PLC (United Kingdom)                          24,778,798
----------------------------------------------------------------------------------------------------
                                                                                       398,360,209
----------------------------------------------------------------------------------------------------
Transportation (0.7%)
 ....................................................................................................
                 741,000   Cathay Pacific Airways (Hong Kong)                            1,136,591
 ....................................................................................................
                 119,000   FDX Corp.                                                     6,455,750
 ....................................................................................................
                 482,000   Singapore Airlines Ltd. (Singapore)                           4,593,176
 ....................................................................................................
                  60,500   Union Pacific Corp.                                           3,527,906
----------------------------------------------------------------------------------------------------
                                                                                        15,713,423
----------------------------------------------------------------------------------------------------
Telephone Services (1.7%)
 ....................................................................................................
                 216,200   SBC Communications, Inc.                                     12,539,600
 ....................................................................................................
                 348,200   Sprint Corp.                                                 18,389,313
 ....................................................................................................
                  84,400   Sprint PCS                                                    4,822,354
----------------------------------------------------------------------------------------------------
                                                                                        35,751,267
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $1,724,429,833)                                    $2,063,080,854
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.2%) (a) (cost $25,892,000)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $25,892,000   Interest in $487,755,000 joint repurchase
                           agreement dated June 30, 1999 with
                           Warburg Securities Inc. due July 1, 1999
                           with respect to various U.S. Treasury
                           obligations -- maturity value of
                           $28,895,452 for an effective yield
                           of 4.80%                                                    $25,892,000
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $1,750,321,833) (b)                                $2,088,972,854
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 1999 (Unaudited)
(aggregate face value $53,041,452)
----------------------------------------------------------------------------------------------------

                                Market           Aggregate          Delivery            Unrealized
                                 Value          Face Value              Date          Appreciation
 ....................................................................................................
British Pounds             $52,419,565         $53,041,452           8/27/99               $621,887
----------------------------------------------------------------------------------------------------
Diversification by Country (Unaudited)
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 1999:
(as a percentage of Market Value)
----------------------------------------------------------------------------------------------------
Australia                                                                                      1.4%
 ....................................................................................................
Canada                                                                                         1.9
 ....................................................................................................
Finland                                                                                        2.6
 ....................................................................................................
France                                                                                         8.4
 ....................................................................................................
Germany                                                                                        2.4
 ....................................................................................................
Ireland                                                                                        1.4
 ....................................................................................................
Italy                                                                                          2.1
 ....................................................................................................
Japan                                                                                         10.3
 ....................................................................................................
Netherlands                                                                                    3.6
 ....................................................................................................
South Korea                                                                                    1.2
 ....................................................................................................
Sweden                                                                                         1.8
 ....................................................................................................
United Kingdom                                                                                10.1
 ....................................................................................................
United States                                                                                 48.5
 ....................................................................................................
Other                                                                                          4.3
----------------------------------------------------------------------------------------------------
Total                                                                                          100%
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Growth and Income Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
COMMON STOCKS (98.4%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Aerospace and Defense (3.1%)
 ....................................................................................................
               2,948,700   Boeing Co.                                                 $130,295,681
 ....................................................................................................
                 979,500   Lockheed Martin Corp.                                        36,486,375
 ....................................................................................................
                 515,000   Raytheon Co. Class A                                         35,470,625
 ....................................................................................................
                 529,100   Raytheon Co. Class B                                         37,235,413
 ....................................................................................................
               1,428,300   United Technologies Corp.                                   102,391,256
----------------------------------------------------------------------------------------------------
                                                                                       341,879,350
----------------------------------------------------------------------------------------------------
Automotive (2.1%)
 ....................................................................................................
                 552,344   Delphi Automotive Systems Corp.                              10,252,886
 ....................................................................................................
               2,146,000   Ford Motor Co.                                              121,114,875
 ....................................................................................................
               1,557,600   General Motors Corp.                                        102,801,600
----------------------------------------------------------------------------------------------------
                                                                                       234,169,361
----------------------------------------------------------------------------------------------------
Basic Industrial Products (2.4%)
 ....................................................................................................
                 583,656   Caterpillar, Inc.                                            35,019,360
 ....................................................................................................
                 980,670   Cooper Industries, Inc.                                      50,994,840
 ....................................................................................................
                 993,362   Deere (John) & Co.                                           39,361,969
 ....................................................................................................
               1,207,215   Minnesota Mining & Manufacturing Co.                        104,952,254
 ....................................................................................................
                 975,000   Owens-Illinois, Inc. (NON)                                   31,870,313
----------------------------------------------------------------------------------------------------
                                                                                       262,198,736
----------------------------------------------------------------------------------------------------
Broadcasting (0.2%)
 ....................................................................................................
                 670,000   Comcast Corp. Class A                                        25,753,125
----------------------------------------------------------------------------------------------------
Business Equipment and Services (1.0%)
 ....................................................................................................
                 100,700   Hewlett-Packard Co.                                          10,120,350
 ....................................................................................................
               1,769,298   Xerox Corp.                                                 104,499,163
----------------------------------------------------------------------------------------------------
                                                                                       114,619,513
----------------------------------------------------------------------------------------------------
Chemicals (3.7%)
 ....................................................................................................
                 534,800   Avery Dennison Corp.                                         32,288,550
 ....................................................................................................
                 944,300   Dow Chemical Co.                                            119,808,063
 ....................................................................................................
               2,245,080   du Pont (E.I.) de Nemours & Co., Ltd.                       153,367,028
 ....................................................................................................
                 498,000   Eastman Chemical Co.                                         25,771,500
 ....................................................................................................
                 550,586   PPG Industries, Inc.                                         32,518,986
 ....................................................................................................
                 425,000   Union Carbide Corp.                                          20,718,750
 ....................................................................................................
                 692,588   Witco Chemical Corp.                                         13,851,760
----------------------------------------------------------------------------------------------------
                                                                                       398,324,637
----------------------------------------------------------------------------------------------------
Computer Equipment (1.0%)
 ....................................................................................................
                 350,000   Apple Computer, Inc.                                         16,209,375
 ....................................................................................................
                 428,000   Compaq Computer Corp.                                        10,138,250
 ....................................................................................................
                 750,000   NCR Corp. (NON)                                              36,609,375
 ....................................................................................................
               1,653,600   Seagate Technology, Inc. (NON)                               42,373,500
----------------------------------------------------------------------------------------------------
                                                                                       105,330,500
----------------------------------------------------------------------------------------------------
Computer Services and Software (3.1%)
 ....................................................................................................
               1,235,000   Computer Associates International, Inc.                      67,925,000
 ....................................................................................................
               1,413,700   Electronic Data Systems Corp.                                79,962,406
 ....................................................................................................
               1,470,416   IBM Corp.                                                   190,051,268
----------------------------------------------------------------------------------------------------
                                                                                       337,938,674
----------------------------------------------------------------------------------------------------
Conglomerates (1.0%)
 ....................................................................................................
               1,549,200   Allied-Signal, Inc.                                          97,599,600
 ....................................................................................................
                 350,000   Ogden Corp.                                                   9,428,125
----------------------------------------------------------------------------------------------------
                                                                                       107,027,725
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (0.4%)
 ....................................................................................................
                 845,000   Newell Rubbermaid Inc.                                       39,292,500
----------------------------------------------------------------------------------------------------
Consumer Non Durables (2.3%)
 ....................................................................................................
                 142,800   Colgate-Palmolive Co.                                        14,101,500
 ....................................................................................................
               1,755,401   Kimberly-Clark Corp.                                        100,057,857
 ....................................................................................................
               2,856,137   Philip Morris Cos., Inc.                                    114,781,006
 ....................................................................................................
                 575,000   R.J. Reynolds Tobacco Holdings, Inc.                         18,112,500
----------------------------------------------------------------------------------------------------
                                                                                       247,052,863
----------------------------------------------------------------------------------------------------
Consumer Services (0.2%)
 ....................................................................................................
               1,400,000   Service Corp. International                                  26,950,000
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (3.4%)
 ....................................................................................................
               1,565,500   Emerson Electric Co.                                         98,430,813
 ....................................................................................................
                 675,000   General Electric Co.                                         76,275,000
 ....................................................................................................
                 382,100   Illinois Tool Works, Inc.                                    31,332,200
 ....................................................................................................
               1,595,300   Motorola, Inc.                                              151,154,675
 ....................................................................................................
                 213,800   Rockwell International Corp.                                 12,988,350
----------------------------------------------------------------------------------------------------
                                                                                       370,181,038
----------------------------------------------------------------------------------------------------
Entertainment (1.0%)
 ....................................................................................................
               1,265,000   Disney (Walt) Productions, Inc.                              38,977,813
 ....................................................................................................
               1,529,172   Viacom, Inc. Class B (NON)                                   67,283,568
----------------------------------------------------------------------------------------------------
                                                                                       106,261,381
----------------------------------------------------------------------------------------------------
Environmental Control (0.2%)
 ....................................................................................................
                 503,413   Waste Management, Inc.                                       27,058,449
----------------------------------------------------------------------------------------------------
Food and Beverages (5.4%)
 ....................................................................................................
               1,265,688   Anheuser-Busch Cos., Inc.                                    89,784,743
 ....................................................................................................
               1,050,000   ConAgra, Inc.                                                27,956,250
 ....................................................................................................
               1,804,630   Heinz (H.J.) Co.                                             90,457,079
 ....................................................................................................
               1,588,200   Kellogg Co.                                                  52,410,600
 ....................................................................................................
               2,859,000   Nabisco Group Holdings Corp.                                 55,929,187
 ....................................................................................................
                 520,600   Nabisco Holdings Corp. Class A                               22,515,950
 ....................................................................................................
               1,219,800   Ralston-Ralston Purina Group                                 37,127,663
 ....................................................................................................
               3,796,362   Sara Lee Corp.                                               86,129,963
 ....................................................................................................
                 972,200   Seagram Co., Ltd.                                            48,974,575
 ....................................................................................................
                 463,600   SYSCO Corp.                                                  13,821,075
 ....................................................................................................
               1,009,300   The Quaker Oats Co.                                          66,992,288
----------------------------------------------------------------------------------------------------
                                                                                       592,099,373
----------------------------------------------------------------------------------------------------
Health Care (0.5%)
 ....................................................................................................
               2,639,800   Tenet Healthcare Corp. (NON)                                 49,001,288
----------------------------------------------------------------------------------------------------
Insurance and Finance (23.3%)
 ....................................................................................................
                 310,000   Aetna Inc.                                                   27,725,625
 ....................................................................................................
               1,801,000   Allstate Corp.                                               64,610,875
 ....................................................................................................
               1,677,087   American General Corp.                                      126,410,433
 ....................................................................................................
               1,865,835   AON Corp.                                                    76,965,694
 ....................................................................................................
               2,903,027   Bank of America Corp.                                       212,828,167
 ....................................................................................................
               3,042,689   Bank One Corp.                                              181,230,164
 ....................................................................................................
               1,912,000   BankBoston Corp.                                             97,751,000
 ....................................................................................................
                 850,000   Chase Manhattan Corp.                                        73,631,250
 ....................................................................................................
               1,473,142   CIGNA Corp.                                                 131,109,638
 ....................................................................................................
               5,286,350   Citigroup, Inc.                                             251,101,625
 ....................................................................................................
               1,312,709   Fannie Mae                                                   89,756,478
 ....................................................................................................
                 140,800   First Amercian Corp.                                          5,852,000
 ....................................................................................................
                 950,500   First Union Corp.                                            44,673,500
 ....................................................................................................
                 892,100   Fleet Financial Group, Inc.                                  39,586,938
 ....................................................................................................
                 474,700   Hartford Financial Services Group
                           (ITT)                                                        27,680,944
 ....................................................................................................
                 381,820   Huntington Bancshares, Inc.                                  13,363,700
 ....................................................................................................
                 600,000   Lehman Brothers Holding, Inc.                                37,350,000
 ....................................................................................................
               1,005,100   Lincoln National Corp.                                       52,579,294
 ....................................................................................................
                 800,000   Mercantile Bancorp., Inc.                                    45,700,000
 ....................................................................................................
               1,201,500   Merrill Lynch & Co., Inc.                                    96,044,906
 ....................................................................................................
                 781,959   Morgan (J.P.) & Co., Inc.                                   109,865,240
 ....................................................................................................
                 512,200   National City Corp.                                          33,549,100
 ....................................................................................................
                 415,000   Paine Webber Group Inc.                                      19,401,250
 ....................................................................................................
               1,762,800   PNC Bank Corp.                                              101,581,350
 ....................................................................................................
               1,175,000   St. Paul Cos., Inc.                                          37,379,688
 ....................................................................................................
                 210,826   Summit Bancorp                                                8,815,162
 ....................................................................................................
                 642,500   SunTrust Banks, Inc.                                         44,613,594
 ....................................................................................................
                 350,000   Synovus Financial Corp.                                       6,956,250
 ....................................................................................................
               1,213,200   The Chubb Corp.                                              84,317,400
 ....................................................................................................
                 475,000   The Equitable Cos., Inc.                                     31,825,000
 ....................................................................................................
               2,781,300   U.S. Bancorp                                                 94,564,200
 ....................................................................................................
                 330,800   UNUM Corp.                                                   18,111,300
 ....................................................................................................
               3,522,100   Washington Mutual, Inc.                                     124,594,288
 ....................................................................................................
               2,771,900   Wells Fargo Co.                                             118,498,725
----------------------------------------------------------------------------------------------------
                                                                                     2,530,024,778
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.7%)
 ....................................................................................................
               1,311,538   Baxter International, Inc.                                   79,511,991
----------------------------------------------------------------------------------------------------
Metals and Mining (0.9%)
 ....................................................................................................
               1,078,300   Alcoa Inc.                                                   66,719,813
 ....................................................................................................
                 900,000   Freeport-McMoRan Copper &
                           Gold Co., Inc. Class A                                       15,075,000
 ....................................................................................................
                 610,000   Freeport-McMoRan Copper &
                           Gold Co., Inc. Class B                                       10,941,875
----------------------------------------------------------------------------------------------------
                                                                                        92,736,688
----------------------------------------------------------------------------------------------------
Oil and Gas (11.1%)
 ....................................................................................................
                 997,178   Atlantic Richfield Co.                                       83,326,687
 ....................................................................................................
                 529,996   BP Amoco PLC ADR (United Kingdom)                            57,504,566
 ....................................................................................................
               1,108,300   Chevron, Inc.                                               105,496,306
 ....................................................................................................
               1,291,400   Conoco, Inc.                                                 35,997,775
 ....................................................................................................
                 325,000   Elf Aquitane ADR (France)                                    23,907,813
 ....................................................................................................
                 482,300   Enron Corp.                                                  39,428,025
 ....................................................................................................
               2,708,668   Exxon Corp.                                                 208,906,020
 ....................................................................................................
               1,425,600   Halliburton Co.                                              64,508,400
 ....................................................................................................
               1,208,444   Mobil Corp.                                                 119,635,956
 ....................................................................................................
               1,550,000   Occidental Petroleum Corp.                                   32,743,750
 ....................................................................................................
               2,962,500   Royal Dutch Petroleum Co. PLC ADR
                           (Netherlands)                                               178,490,625
 ....................................................................................................
               1,257,600   Schlumberger Ltd.                                            80,093,400
 ....................................................................................................
               1,613,100   Sonat, Inc.                                                  53,433,938
 ....................................................................................................
               1,027,400   Tosco Corp.                                                  26,648,188
 ....................................................................................................
               2,155,600   Williams Cos., Inc.                                          91,747,725
----------------------------------------------------------------------------------------------------
                                                                                     1,201,869,174
----------------------------------------------------------------------------------------------------
Paper and Forest Products (1.7%)
 ....................................................................................................
                 365,000   Champion International Corp.                                 17,474,375
 ....................................................................................................
                 612,000   International Paper Co.                                      30,906,000
 ....................................................................................................
                 205,000   Temple Inland, Inc.                                          13,991,250
 ....................................................................................................
               1,776,976   Weyerhaeuser Co.                                            122,167,100
----------------------------------------------------------------------------------------------------
                                                                                       184,538,725
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (6.0%)
 ....................................................................................................
               2,686,238   American Home Products Corp.                                154,458,685
 ....................................................................................................
               2,093,194   Bristol-Myers Squibb Co.                                    147,439,352
 ....................................................................................................
               1,271,466   Merck & Co., Inc.                                            94,088,484
 ....................................................................................................
               1,989,100   Monsanto Co.                                                 78,445,131
 ....................................................................................................
               3,176,387   Pharmacia & Upjohn, Inc.                                    180,458,486
----------------------------------------------------------------------------------------------------
                                                                                       654,890,138
----------------------------------------------------------------------------------------------------
Photography (0.8%)
 ....................................................................................................
               1,250,383   Eastman Kodak Co.                                            84,713,448
----------------------------------------------------------------------------------------------------
Publishing (1.3%)
 ....................................................................................................
                 954,000   McGraw-Hill, Inc.                                            51,456,375
 ....................................................................................................
                 920,000   Times Mirror Co. Class A                                     54,510,000
 ....................................................................................................
                 420,800   Tribune Co.                                                  36,662,200
----------------------------------------------------------------------------------------------------
                                                                                       142,628,575
----------------------------------------------------------------------------------------------------
Real Estate (0.6%)
 ....................................................................................................
                 700,000   Equity Residential Properties Trust (R)                      31,543,750
 ....................................................................................................
               1,025,000   Starwood Hotels & Resorts
                           Worldwide, Inc.                                              31,326,563
----------------------------------------------------------------------------------------------------
                                                                                        62,870,313
----------------------------------------------------------------------------------------------------
Retail (4.3%)
 ....................................................................................................
                 545,000   Albertsons, Inc.                                             28,101,563
 ....................................................................................................
                 500,000   Dayton Hudson Corp.                                          32,500,000
 ....................................................................................................
               1,877,600   Federated Department Stores, Inc.                            99,395,450
 ....................................................................................................
               4,620,047   K mart Corp. (NON)                                           75,942,023
 ....................................................................................................
               1,508,135   May Department Stores Co.                                    61,645,018
 ....................................................................................................
                 490,575   Penney (J.C.) Co., Inc.                                      23,823,548
 ....................................................................................................
               3,565,600   Rite Aid Corp.                                               87,802,900
 ....................................................................................................
               1,332,100   Sears, Roebuck & Co.                                         59,361,706
----------------------------------------------------------------------------------------------------
                                                                                       468,572,208
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.8%)
 ....................................................................................................
               3,301,232   Mattel, Inc.                                                 87,276,321
----------------------------------------------------------------------------------------------------
Telecommunications (2.5%)
 ....................................................................................................
               1,710,100   GTE Corp.                                                   129,540,075
 ....................................................................................................
                 548,100   MediaOne Group Inc. (NON)                                    40,764,938
 ....................................................................................................
                 569,500   Nortel Networks Corp. (Canada)                               49,439,719
 ....................................................................................................
                 826,800   U S West, Inc.                                               48,574,500
----------------------------------------------------------------------------------------------------
                                                                                       268,319,232
----------------------------------------------------------------------------------------------------
Transportation (2.1%)
 ....................................................................................................
                 451,800   AMR Corp.                                                    30,835,350
 ....................................................................................................
               3,034,400   Burlington Northern Santa Fe Corp.                           94,066,400
 ....................................................................................................
                 920,000   Delta Air Lines, Inc.                                        53,015,000
 ....................................................................................................
                 900,000   Norfolk Southern Corp.                                       27,112,500
 ....................................................................................................
                 347,500   UAL Corp.                                                    22,587,500
----------------------------------------------------------------------------------------------------
                                                                                       227,616,750
----------------------------------------------------------------------------------------------------
Utilities (11.3%)
 ....................................................................................................
               2,910,116   American Telephone & Telegraph Co.                          162,420,849
 ....................................................................................................
               1,653,900   Ameritech Corp.                                             121,561,650
 ....................................................................................................
               2,474,000   Bell Atlantic Corp.                                         161,737,750
 ....................................................................................................
               1,443,300   Consolidated Edison, Inc.                                    65,309,325
 ....................................................................................................
                 809,300   Dominion Resources, Inc.                                     35,052,806
 ....................................................................................................
               1,823,300   Duke Energy Corp.                                            99,141,938
 ....................................................................................................
               1,237,500   Edison International                                         33,103,125
 ....................................................................................................
               1,915,000   Entergy Corp.                                                59,843,750
 ....................................................................................................
                 500,700   FirstEnergy Corp.                                            15,521,700
 ....................................................................................................
                 170,200   FPL Group, Inc.                                               9,297,175
 ....................................................................................................
                 665,000   Public Service Enterprise Group, Inc.                        27,181,875
 ....................................................................................................
                 665,700   Reliant Energy, Inc.                                         18,389,963
 ....................................................................................................
               2,985,738   SBC Communications, Inc.                                    173,172,804
 ....................................................................................................
               1,300,000   Sempra Energy                                                29,412,500
 ....................................................................................................
               2,256,000   Southern Co.                                                 59,784,000
 ....................................................................................................
               2,000,618   Sprint Corp.                                                105,657,638
 ....................................................................................................
               1,391,000   Texas Utilities Co.                                          57,378,766
----------------------------------------------------------------------------------------------------
                                                                                     1,233,967,614
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $8,415,622,163)                                   $10,704,674,468
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.2%) (a)
(cost $17,885,064)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                 310,000   K mart Financing I $3.875 cum. cv. pfd.                     $18,057,500
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.2%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $20,000,000   Metlife Funding Inc. effective yield of
                           4.95%, July 14, 1999                                        $19,964,250
 ....................................................................................................
              25,000,000   Sheffield Receivables Corp. effective
                           yield of 5.05%, July 16, 1999                                24,947,396
 ....................................................................................................
              23,000,000   Sigma Finance Inc. effective yield of
                           4.82%, July 15, 1999                                         22,956,888
 ....................................................................................................
              25,000,000   Windmill Funding Corp. effective
                           yield of 4.82%, July 15, 1999                                24,953,139
 ....................................................................................................
              38,652,000   Interest in $402,952,000 joint repurchase
                           agreement dated June 30, 1999 with
                           Merrill Lynch, Pierce, Fenner & Smith, Inc.
                           due July 1, 1999 with respect to various
                           U.S. Treasury obligations -- maturity
                           value of $38,657,046 for an effective
                           yield of 4.70%                                               38,652,000
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $131,473,673)                                        $131,473,673
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $8,564,980,900) (b)                               $10,854,205,641
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Health Sciences Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
COMMON STOCKS (95.4%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Biotechnology (7.4%)
 ....................................................................................................
                  93,200   Amgen Inc. (NON)                                             $5,673,550
 ....................................................................................................
                     530   Ares-Serono Group Class B (Switzerland) (NON)                   684,169
 ....................................................................................................
                  13,800   ICN Pharmaceuticals, Inc.                                       444,188
 ....................................................................................................
                  19,500   Immunex Corp. (NON)                                           2,485,031
 ....................................................................................................
                  26,200   Medimmune, Inc. (NON)                                         1,775,050
 ....................................................................................................
                  25,000   Millennium Pharmaceuticals, Inc.(NON)                           900,000
 ....................................................................................................
                  12,800   PE Corp.-PE Biosystems Group                                  1,468,800
 ....................................................................................................
                  23,200   Transkaryotic Therapies, Inc. (Malaysia) (NON)                  765,600
 ....................................................................................................
                  33,540   Trimeris, Inc. (NON)                                            486,330
----------------------------------------------------------------------------------------------------
                                                                                        14,682,718
----------------------------------------------------------------------------------------------------
Business Services (0.6%)
 ....................................................................................................
                  12,500   On Assignment, Inc. (NON)                                       326,563
 ....................................................................................................
                  29,500   Pharmaceutical Product
                           Development, Inc. (NON)                                         807,563
----------------------------------------------------------------------------------------------------
                                                                                         1,134,126
----------------------------------------------------------------------------------------------------
Chemicals (0.7%)
 ....................................................................................................
                  30,900   Hoechst AG (Germany)(NON)                                     1,403,310
----------------------------------------------------------------------------------------------------
Conglomerates (4.5%)
 ....................................................................................................
                  93,700   Tyco International Ltd.                                       8,878,075
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.2%)
 ....................................................................................................
                  19,500   Ocular Sciences, Inc. (NON)                                     338,813
----------------------------------------------------------------------------------------------------
Health Care Information Systems (1.6%)
 ....................................................................................................
                  48,800   IMS Health Inc.                                               1,525,000
 ....................................................................................................
                  37,800   Medquist, Inc. (NON)                                          1,653,750
----------------------------------------------------------------------------------------------------
                                                                                         3,178,750
----------------------------------------------------------------------------------------------------
Health Care Services (5.4%)
 ....................................................................................................
                  45,700   AmeriSource Health Corp. Class A (NON)                        1,165,350
 ....................................................................................................
                  12,900   Applied Analytical Industries, Inc.                             145,125
 ....................................................................................................
                  38,900   CIGNA Corp.                                                   3,462,100
 ....................................................................................................
                   9,100   Healtheon Corp. (NON)                                           700,700
 ....................................................................................................
                 191,300   HEALTHSOUTH Corp. (NON)                                       2,857,544
 ....................................................................................................
                   2,000   MEDE AMERICA Corp. (NON)                                         75,500
 ....................................................................................................
                  21,000   Province Healthcare Co.(NON)                                    409,500
 ....................................................................................................
                   9,300   TLC The Laser Center Inc. (Canada) (NON)                        446,400
 ....................................................................................................
                  22,900   United Healthcare Corp.                                       1,434,113
----------------------------------------------------------------------------------------------------
                                                                                        10,696,332
----------------------------------------------------------------------------------------------------
Managed Services (2.2%)
 ....................................................................................................
                  10,700   Express Scripts, Inc. Class A (NON)                             644,006
 ....................................................................................................
                  71,100   Health Management Assoc., Inc. (NON)                            799,875
 ....................................................................................................
                  20,900   Medical Manager Corp. (NON)                                     924,825
 ....................................................................................................
                  13,800   Trigon Healthcare, Inc. (NON)                                   501,975
 ....................................................................................................
                  16,700   Wellpoint Health Networks, Inc. (NON)                         1,417,413
----------------------------------------------------------------------------------------------------
                                                                                         4,288,094
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (27.0%)
 ....................................................................................................
                  48,900   Bausch & Lomb, Inc.                                           3,740,850
 ....................................................................................................
                  40,900   Baxter International, Inc.                                    2,479,563
 ....................................................................................................
                   1,050   Bergen Brunswig Corp. Class A                                    18,113
 ....................................................................................................
                  29,600   Biomet, Inc.                                                  1,176,600
 ....................................................................................................
                  68,900   Boston Scientific Corp. (NON)                                 3,027,294
 ....................................................................................................
                 118,400   Cardinal Health, Inc.                                         7,592,400
 ....................................................................................................
                  16,500   Cerus Corp. (NON)                                               363,000
 ....................................................................................................
                  67,800   Guidant Corp. (NON)                                           3,487,463
 ....................................................................................................
                  47,600   IDEXX Laboratories, Inc. (NON)                                1,109,675
 ....................................................................................................
                  60,590   Johnson & Johnson                                             5,937,820
 ....................................................................................................
                  27,400   Mallinckrodt Inc.                                               996,675
 ....................................................................................................
                  80,229   Medtronic, Inc.                                               6,247,833
 ....................................................................................................
                  13,200   Minimed, Inc. (NON)                                           1,015,575
 ....................................................................................................
                  23,400   Molecular Devices Corp. (NON)                                   877,500
 ....................................................................................................
                  30,700   Perclose, Inc. (NON)                                          1,475,519
 ....................................................................................................
                  20,900   Sabratek Corp. (NON)                                            457,188
 ....................................................................................................
                  67,600   Sybron International Corp. (NON)                              1,863,225
 ....................................................................................................
                  67,000   Takeda Chemical Industries (Japan) (NON)                      3,107,648
 ....................................................................................................
                  31,000   Ventana Medical Systems, Inc. (NON)                             592,875
 ....................................................................................................
                  42,600   VISX, Inc. (NON)                                              3,373,388
 ....................................................................................................
                  50,200   Waters Corp. (NON)                                            2,666,875
 ....................................................................................................
                  37,030   Wesley Jessen VisionCare, Inc.(NON)                           1,198,846
 ....................................................................................................
                  13,400   Xomed Surgical Products Inc. (NON)                              652,413
----------------------------------------------------------------------------------------------------
                                                                                        53,458,338
----------------------------------------------------------------------------------------------------
Pharmaceuticals (44.0%)
 ....................................................................................................
                 126,000   Abbott Laboratories                                           5,733,000
 ....................................................................................................
                  12,800   Alkermes, Inc. (NON)                                            296,000
 ....................................................................................................
                  31,200   Allergan, Inc.                                                3,463,200
 ....................................................................................................
                  29,700   Alpharma, Inc. Class A                                        1,056,206
 ....................................................................................................
                   9,320   Alza Corp. (NON)                                                474,155
 ....................................................................................................
                 169,200   American Home Products Corp.                                  9,729,000
 ....................................................................................................
                  36,200   AstraZeneca Group PLC
                           (United Kingdom)                                              1,418,588
 ....................................................................................................
                  55,200   Biogen, Inc. (NON)                                            3,550,050
 ....................................................................................................
                  92,900   Bristol-Myers Squibb Co.                                      6,543,644
 ....................................................................................................
                  24,600   Coulter Pharmaceutical, Inc. (NON)                              555,038
 ....................................................................................................
                 122,000   Elan Corp. PLC ADR (Ireland) (NON)                            3,385,500
 ....................................................................................................
                  22,200   Guilford Pharmaceuticals, Inc. (NON)                            283,050
 ....................................................................................................
                  31,800   Inhale Therapeutic Systems (NON)                                757,238
 ....................................................................................................
                  18,850   Medicis Pharmaceutical Corp. Class A (NON)                      478,319
 ....................................................................................................
                  91,100   Merck & Co., Inc.                                             6,741,400
 ....................................................................................................
                  38,700   Monsanto Co.                                                  1,526,231
 ....................................................................................................
                 147,600   Pharmacia & Upjohn, Inc.                                      8,385,525
 ....................................................................................................
                  12,800   QLT PhotoTherapeutics Inc. (Canada) (NON)                       704,000
 ....................................................................................................
                     446   Roche Holdings AG (Switzerland)                               4,607,033
 ....................................................................................................
                  44,700   Sanofi-Synthelabo SA (France) (NON)                           1,902,864
 ....................................................................................................
                 109,100   Schering-Plough Corp.                                         5,782,300
 ....................................................................................................
                  22,400   Sepracor, Inc. (NON)                                          1,820,000
 ....................................................................................................
                  35,800   Shire Pharmaceuticals Group PLC
                           ADR (United Kingdom) (NON)                                      930,800
 ....................................................................................................
                  75,100   Smithkline Beecham PLC ADR
                           (United Kingdom)                                              4,961,294
 ....................................................................................................
                 117,700   Warner-Lambert Co.                                            8,165,438
 ....................................................................................................
                  37,600   Watson Pharmaceuticals, Inc. (NON)                            1,318,350
 ....................................................................................................
                  62,000   Yamanouchi Pharmaceutical Co.,
                           Ltd. (Japan) (NON)                                            2,373,370
----------------------------------------------------------------------------------------------------
                                                                                        86,941,593
----------------------------------------------------------------------------------------------------
Retail (1.8%)
 ....................................................................................................
                  68,600   CVS Corp.                                                     3,481,450
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $173,946,621)                                        $188,481,599
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.9%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount
 ....................................................................................................
              $4,000,000   Federal Home Loan Mortgage,
                           effective yield of 4.87%,
                           August 12, 1999                                              $3,977,227
 ....................................................................................................
               5,788,000   Interest in $402,952,000 joint
                           repurchase agreement dated
                           June 30, 1999 with Merrill Lynch,
                           Pierce, Fenner & Smith, Inc. due
                           July 1, 1999 with respect to various
                           U.S. Treasury obligations -- maturity
                           value of $5,788,756 for an effective
                           yield of 4.70%                                                5,788,000
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $9,765,227)                                            $9,765,227
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $183,711,848) (b)                                    $198,246,826
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT High Yield Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
CORPORATE BONDS AND NOTES (85.1%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
Advertising (0.4%)
 ....................................................................................................
              $1,895,000   Adams Outdoor Advertising sr. notes
                           10 3/4s, 2006                                                $2,027,650
 ....................................................................................................
               1,660,000   Outdoor Communications Inc.
                           sr. sub. notes 9 1/4s, 2007                                   1,747,150
----------------------------------------------------------------------------------------------------
                                                                                         3,774,800
----------------------------------------------------------------------------------------------------
Aerospace and Defense (1.5%)
 ....................................................................................................
                 920,000   Argo-Tech Corp. company guaranty
                           8 5/8s, 2007                                                    851,000
 ....................................................................................................
               1,220,000   Argo-Tech Corp. company guaranty
                           Ser. D, 8 5/8s, 2007                                          1,128,500
 ....................................................................................................
               2,020,000   Aviation Sales Co. company guaranty
                           8 1/8s, 2008                                                  1,898,800
 ....................................................................................................
               2,790,000   BE Aerospace, Inc. sr. sub. notes
                           Ser. B, 9 7/8s, 2006                                          2,845,800
 ....................................................................................................
                 810,000   BE Aerospace, Inc. sr. sub. notes
                           9 1/2s, 2008                                                    822,150
 ....................................................................................................
               1,320,000   BE Aerospace, Inc. sr. sub. notes
                           Ser. B, 8s, 2008                                              1,234,200
 ....................................................................................................
               2,000,000   Burke Industries, Inc. company
                           guaranty 10s, 2007                                            1,530,000
 ....................................................................................................
               2,520,000   L-3 Communications Corp. sr. sub.
                           notes Ser. B, 10 3/8s, 2007                                   2,658,600
 ....................................................................................................
                 690,000   L-3 Communications Corp.
                           144A sr. sub. notes 8s, 2008                                    657,225
 ....................................................................................................
               1,750,000   Sequa Corp. sr. sub. notes 9 3/8s, 2003                       1,776,250
----------------------------------------------------------------------------------------------------
                                                                                        15,402,525
----------------------------------------------------------------------------------------------------
Agriculture (0.3%)
 ....................................................................................................
               3,067,793   Premium Standard Farms, Inc.
                           sr. sec. notes 11s, 2003 (PIK)                                2,822,369
----------------------------------------------------------------------------------------------------
Airlines (0.9%)
 ....................................................................................................
               1,580,000   Calair LLC 144A company guaranty
                           8 1/8s, 2008                                                  1,477,300
 ....................................................................................................
               1,750,000   Canadian Airlines Corp. sr. notes
                           12 1/4s, 2006 (Canada)                                          700,000
 ....................................................................................................
               2,710,000   Canadian Airlines Corp. sr. sec. notes
                           10s, 2005 (Canada)                                            2,005,400
 ....................................................................................................
               1,400,000   Continental Airlines, Inc. sr. notes
                           9 1/2s, 2001                                                  1,448,160
 ....................................................................................................
               2,600,000   Trans World Airlines, Inc. sr. notes
                           11 1/2s, 2004                                                 2,239,250
 ....................................................................................................
               1,750,000   Trans World Airlines, Inc. sr. notes
                           11 3/8s, 2006                                                   980,000
----------------------------------------------------------------------------------------------------
                                                                                         8,850,110
----------------------------------------------------------------------------------------------------
Apparel (0.8%)
 ....................................................................................................
               2,290,000   Fruit of the Loom 144A company
                           guaranty 8 7/8s, 2006                                         1,980,850
 ....................................................................................................
               1,035,000   GFSI, Inc. sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (11 3/8s, 9/15/04), 2009 (STP)                                  724,500
 ....................................................................................................
               3,017,000   Guess Jeans, Inc. sr. sub. notes
                           9 1/2s, 2003                                                  3,032,085
 ....................................................................................................
               1,040,000   William Carter Holdings Co. sr. sub.
                           notes Ser. A, 12s, 2008                                       1,071,200
 ....................................................................................................
               1,750,000   William Carter Holdings Co. sr. sub.
                           notes Ser. A, 10 3/8s, 2006                                   1,785,000
----------------------------------------------------------------------------------------------------
                                                                                         8,593,635
----------------------------------------------------------------------------------------------------
Automotive (1.2%)
 ....................................................................................................
               1,810,000   Dura Operating Corp. 144A sr. sub. notes
                           9s, 2009                                                      1,737,600
 ....................................................................................................
                 520,000   Lear Corp. sub. notes 9 1/2s, 2006                              568,100
 ....................................................................................................
               3,930,000   Navistar International Corp. sr. notes
                           Ser. B, 8s, 2008                                              3,871,050
 ....................................................................................................
               4,370,000   Oxford Automotive, Inc. company
                           guaranty Ser. D, 10 1/8s, 2007                                4,375,463
 ....................................................................................................
                 345,000   San Luis Corp SA notes 8 7/8s, 2008                             287,213
 ....................................................................................................
               1,260,000   Transportation Manufacturing
                           Operations Inc. 144A company guaranty
                           11 1/4s, 2009                                                 1,260,000
----------------------------------------------------------------------------------------------------
                                                                                        12,099,426
----------------------------------------------------------------------------------------------------
Automotive Parts (1.1%)
 ....................................................................................................
                 821,000   Aftermarket Technology Corp. sr. sub.
                           notes 12s, 2004                                                 855,893
 ....................................................................................................
               2,100,000   Aftermarket Technology Corp. sr. sub.
                           notes Ser. D, 12s, 2004                                       2,189,250
 ....................................................................................................
               3,740,000   Federal Mogul Corp. 144A notes
                           7 1/2s, 2009                                                  3,451,422
 ....................................................................................................
                 910,000   Hayes Wheels International, Inc.
                           company guaranty Ser. B, 9 1/8s, 2007                           912,275
 ....................................................................................................
               3,500,000   Hayes Wheels International, Inc. 144A
                           sr. sub. notes 9 1/8s, 2007                                   3,517,500
----------------------------------------------------------------------------------------------------
                                                                                        10,926,340
----------------------------------------------------------------------------------------------------
Banks (1.6%)
 ....................................................................................................
               1,885,000   Chevy Chase Savings Bank Inc. sub. deb.
                           9 1/4s, 2008                                                  1,908,563
 ....................................................................................................
               3,532,000   Chevy Chase Savings Bank Inc. sub. deb.
                           9 1/4s, 2005                                                  3,576,150
 ....................................................................................................
               1,950,000   Dime Capital Trust I bank guaranty
                           Ser. A, 9.33s, 2027                                           2,028,390
 ....................................................................................................
               1,390,000   Greenpoint Capital Trust I company
                           guaranty 9.1s, 2027                                           1,398,340
 ....................................................................................................
                 895,000   North Fork Capital Trust I company
                           guaranty 8.7s, 2026                                             886,811
 ....................................................................................................
                 650,000   Ocwen Capital Trust I company
                           guaranty 10 7/8s, 2027                                          507,000
 ....................................................................................................
               1,080,000   Ocwen Federal Bank FSB sub. deb.
                           12s, 2005                                                     1,058,400
 ....................................................................................................
               1,085,000   Peoples Heritage Capital Trust
                           company guaranty Ser. B, 9.06s, 2027                          1,030,023
 ....................................................................................................
               1,330,000   Provident Capital Trust company
                           guaranty 8.6s, 2026                                           1,284,860
 ....................................................................................................
                 610,000   Riggs Capital Trust 144A bonds
                           8 5/8s, 2026                                                    576,285
 ....................................................................................................
               1,965,000   Sovereign Capital Trust company
                           guaranty 9s, 2027                                             1,897,404
 ....................................................................................................
                 795,000   Webster Capital Trust I 144A bonds
                           9.36s, 2027                                                     778,289
----------------------------------------------------------------------------------------------------
                                                                                        16,930,515
----------------------------------------------------------------------------------------------------
Basic Industrial Products (0.6%)
 ....................................................................................................
                 740,000   American Standard Companies, Inc.
                           sr. notes 7 3/8s, 2008                                          695,600
 ....................................................................................................
               1,000,000   Owens-Illinois, Inc. sr. notes 8.1s, 2007                       993,790
 ....................................................................................................
               2,050,000   Owens-Illinois, Inc. sr. notes 7.35s, 2008                    1,934,626
 ....................................................................................................
               2,720,000   Roller Bearing Co. company guaranty
                           Ser. B, 9 5/8s, 2007                                          2,529,600
----------------------------------------------------------------------------------------------------
                                                                                         6,153,616
----------------------------------------------------------------------------------------------------
Broadcasting (6.4%)
 ....................................................................................................
               1,750,000   Ackerly Group, Inc. sr. sub. notes
                           Ser. B, 9s, 2009                                              1,719,375
 ....................................................................................................
               4,500,000   Allbritton Communications Co. sr.
                           sub. deb. Ser. B, 9 3/4s, 2007                                4,522,500
 ....................................................................................................
                 350,000   Allbritton Communications Co. sr. sub.
                           notes Ser. B, 8 7/8s, 2008                                      336,875
 ....................................................................................................
               1,400,216   Australis Media, Ltd. sr. sec. disc. notes
                           zero %, 2000 (In default) (Australia) (NON)                     215,633
 ....................................................................................................
               3,770,000   Benedek Communications Corp.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/4s, 5/15/01), 2006 (STP)                                3,147,950
 ....................................................................................................
               5,690,000   Capstar Broadcasting sr. disc. notes
                           stepped-coupon zero % (12 3/4s,
                           2/1/02), 2009 (STP)                                           4,808,050
 ....................................................................................................
               1,460,000   Capstar Broadcasting sr. sub. notes
                           9 1/4s, 2007                                                  1,509,275
 ....................................................................................................
                 780,000   Central European Media Enterprises
                           Ltd. sr. notes 9 3/8s, 2004 (Bermuda)                           670,800
 ....................................................................................................
               7,920,000   Chancellor Media Corp. company
                           guaranty 8s, 2008                                             7,801,200
 ....................................................................................................
               1,401,820   Citadel Broadcasting, Inc. sr. sub. notes
                           10 1/4s, 2007                                                 1,508,709
 ....................................................................................................
                 770,000   Citadel Broadcasting, Inc. company
                           guaranty 9 1/4s, 2008                                           793,100
 ....................................................................................................
               6,834,000   Comcast UK Cable, Ltd. deb.
                           stepped-coupon zero % (11.2s,
                           11/15/00), 2007 (Bermuda) (STP)                               6,150,600
 ....................................................................................................
               7,060,000   Echostar DBS Corp. 144A sr. notes
                           9 3/8s, 2009                                                  7,201,200
 ....................................................................................................
               2,710,000   Fox Family Worldwide, Inc. sr. notes
                           9 1/4s, 2007                                                  2,493,200
 ....................................................................................................
               1,590,000   Granite Broadcasting Corp. sr. sub.
                           notes 8 7/8s, 2008                                            1,542,300
 ....................................................................................................
               1,325,000   Heritage Media Services Corp. sr. sub.
                           notes 8 3/4s, 2006                                            1,397,875
 ....................................................................................................
               2,590,000   Interact Systems, Inc. 144A
                           stepped-coupon zero % (14s, 8/1/99),
                           2003 (STP)                                                      466,200
 ....................................................................................................
                 930,000   Jacor Communications, Inc. company
                           guaranty Ser. B, 8 3/4s, 2007                                   988,125
 ....................................................................................................
               1,000,000   Lenfest Communications, Inc. sr. sub.
                           notes 10 1/2s, 2006                                           1,150,000
 ....................................................................................................
               1,369,000   Lenfest Communications, Inc. sr. notes
                           8 3/8s, 2005                                                  1,429,825
 ....................................................................................................
                 610,000   Pegasus Communications Corp.
                           sr. notes Ser. B, 9 3/4s, 2006                                  597,800
 ....................................................................................................
               4,932,000   PHI Holdings, Inc. sr. sub. notes
                           zero %, 2001                                                  3,953,491
 ....................................................................................................
               1,815,000   Radio One Inc. company guaranty
                           stepped-coupon Ser. B, 7s,
                           (12s, 5/15/00), 2004 (STP)                                    1,887,600
 ....................................................................................................
                 140,000   Rogers Cablesystems Ltd. company
                           guaranty 10s, 2007 (Canada)                                     150,500
 ....................................................................................................
                 938,000   Rogers Cablesystems Ltd. notes
                           9 5/8s, 2002 (Canada)                                           982,555
 ....................................................................................................
               3,000,000   Sinclair Broadcast Group, Inc.
                           company guaranty 9s, 2007                                     2,970,000
 ....................................................................................................
               2,375,000   Spanish Broadcasting Systems sr.
                           notes Ser. B, 11s, 2004                                       2,565,000
 ....................................................................................................
                 385,000   TV Azteca S.A. de C.V. sr. notes 11s,
                           2002 (Mexico)                                                   325,325
 ....................................................................................................
               2,560,000   TV Azteca S.A. de C.V. sr. notes
                           10 1/2s, 2007 (Mexico)                                        1,958,400
 ....................................................................................................
                 500,000   TV Azteca S.A. de C.V. sr. notes
                           Ser. A, 10 1/8s, 2004 (Mexico)                                  407,500
----------------------------------------------------------------------------------------------------
                                                                                        65,650,963
----------------------------------------------------------------------------------------------------
Building and Construction (1.3%)
 ....................................................................................................
                 740,000   Atrium Companies Inc. 144A sr. sub.
                           notes 10 1/2s, 2009                                             721,500
 ....................................................................................................
               1,035,000   Cia Latino Americana 144A company
                           guaranty 11 5/8s, 2004 (Argentina)                              538,200
 ....................................................................................................
               3,790,000   D.R. Horton, Inc. company guaranty
                           8s, 2009                                                      3,581,550
 ....................................................................................................
               4,100,000   GS Superhighway Holdings sr. notes
                           9 7/8s, 2004 (China)                                          2,050,000
 ....................................................................................................
                 940,000   Jackson Products, Inc. company
                           guaranty Ser. B, 9 1/2s, 2005                                   928,250
 ....................................................................................................
               1,410,000   NCI Building Systems 144A sr. sub.
                           notes 9 1/4s, 2009                                            1,357,125
 ....................................................................................................
               2,462,312   Terex bank term loan B, 8.18s, 2005                           2,456,156
 ....................................................................................................
               1,770,000   Toll Corp. company guaranty
                           8 1/8s, 2009                                                  1,677,075
----------------------------------------------------------------------------------------------------
                                                                                        13,309,856
----------------------------------------------------------------------------------------------------
Building Products (0.7%)
 ....................................................................................................
                 214,000   American Standard, Inc. company
                           guaranty 7 5/8s, 2010                                           201,160
 ....................................................................................................
               2,882,000   American Standard, Inc. company
                           guaranty 7 3/8s, 2005                                         2,743,664
 ....................................................................................................
               2,120,000   Building Materials Corp. company
                           guaranty 8s, 2008                                             1,976,900
 ....................................................................................................
               2,170,000   Decora Industries, Inc. sr. sec.
                           notes Ser. B, 11s, 2005                                       2,083,200
----------------------------------------------------------------------------------------------------
                                                                                         7,004,924
----------------------------------------------------------------------------------------------------
Business Services (1.2%)
 ....................................................................................................
               1,820,000   Cex Holdings, Inc. company guaranty
                           Ser. B, 9 5/8s, 2008                                          1,710,800
 ....................................................................................................
               3,750,000   Outsourcing Solutions, Inc. sr. sub.
                           notes Ser. B, 11s, 2006                                       3,675,000
 ....................................................................................................
                 939,380   Outsourcing Solutions, Inc. bank
                           term loan 8 5/8s, 2000                                          911,198
 ....................................................................................................
               2,640,000   U.S. Office Products Co. company
                           guaranty 9 3/4s, 2008                                         1,755,600
 ....................................................................................................
               2,247,778   U.S. Office Products bank loan notes
                           7.53s, 2006                                                   1,978,044
 ....................................................................................................
               1,480,000   Unisys Corp. sr. notes Ser. B, 12s, 2003                      1,616,900
 ....................................................................................................
               1,098,000   United Stationer Supply, Inc. sr. sub. notes
                           12 3/4s, 2005                                                 1,202,310
----------------------------------------------------------------------------------------------------
                                                                                        12,849,852
----------------------------------------------------------------------------------------------------
Cable Television (3.6%)
 ....................................................................................................
               4,225,000   Acme Television sr. disc. notes
                           stepped-coupon zero %
                           (10 7/8s, 9/30/00), 2004 (STP)                                3,506,750
 ....................................................................................................
               2,985,000   Adelphia Communications Corp.
                           sr. notes Ser. B, 9 7/8s, 2007                                3,119,325
 ....................................................................................................
               2,900,000   Adelphia Communications Corp.
                           sr. notes Ser. B, 8 3/8s, 2008                                2,784,000
 ....................................................................................................
                 780,000   Adelphia Communications Corp.
                           sr. notes 7 7/8s, 2009                                          729,300
 ....................................................................................................
               1,788,000   Century Communications Corp.
                           sr. notes 8 7/8s, 2007                                        1,788,000
 ....................................................................................................
                 260,000   Century Communications Corp.
                           sr. notes 8 3/4s, 2007                                          257,400
 ....................................................................................................
                 670,000   CSC Holdings, Inc. sr. sub. deb.
                           9 7/8s, 2023                                                    738,675
 ....................................................................................................
               2,510,000   CSC Holdings, Inc. sr. sub. deb.
                           9 7/8s, 2013                                                  2,710,800
 ....................................................................................................
                 710,000   CSC Holdings, Inc. deb. 7 7/8s, 2018                            675,821
 ....................................................................................................
                 860,000   CSC Holdings, Inc. sr. notes 7 7/8s, 2007                       853,670
 ....................................................................................................
               3,520,000   Diamond Cable Communication Co. sr.
                           disc. notes stepped-coupon zero %
                           (10 3/4s, 2/15/02), 2007 (United
                           Kingdom) (STP)                                                2,732,400
 ....................................................................................................
               3,360,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (11 3/4s, 12/15/00), 2005
                           (United Kingdom) (STP)                                        2,998,800
 ....................................................................................................
                 430,000   Globo Communicacoes 144A sr. notes
                           10 5/8s, 2008 (Brazil)                                          301,000
 ....................................................................................................
               1,400,000   Globo Communicacoes 144A company
                           guaranty 10 1/2s, 2006 (Brazil)                               1,008,000
 ....................................................................................................
               3,425,000   Grupo Televisa S.A. de C.V. 144A
                           sr. notes 11 7/8s, 2006 (Mexico)                              3,442,125
 ....................................................................................................
               2,670,000   NTL Inc. sr. notes, stepped-coupon
                           Ser. B, zero % (9 3/4s, 4/1/03), 2008
                           (United Kingdom) (STP)                                        1,788,900
 ....................................................................................................
                 655,000   RCN Corp. sr. disc. notes stepped-coupon
                           zero %, (11 1/8s, 10/15/02), 2007 (STP)                         437,213
 ....................................................................................................
                 330,000   Rogers Cablesystems Ltd. notes
                           11s, 2015 (Canada)                                              381,150
 ....................................................................................................
               1,710,000   Rogers Cablesystems Ltd. sr. notes
                           Ser. B, 10s, 2005 (Canada)                                    1,829,700
 ....................................................................................................
               1,930,000   Supercanal Holdings S.A. 144A
                           sr. notes 11 1/2s, 2005 (In default) (NON)
                           (Argentina)                                                     984,300
 ....................................................................................................
                 430,000   TeleWest Communications PLC 144A
                           11 1/4s, 2008                                                   485,900
 ....................................................................................................
               2,330,000   TeleWest Communications PLC 144A
                           sr. disc. notes stepped-coupon zero %,
                           (9 1/4, 4/15/04), 2009 (United Kingdom) (STP)                 1,561,100
 ....................................................................................................
               2,650,000   United International Holdings
                           sr. disc. notes stepped-coupon Ser. B,
                           zero % (10 3/4s, 2/15/03), 2008 (STP)                         1,749,000
----------------------------------------------------------------------------------------------------
                                                                                        36,863,329
----------------------------------------------------------------------------------------------------
Cellular Communications (3.7%)
 ....................................................................................................
               8,177,000   CellNet Data Systems, Inc. sr. disc. notes
                           stepped-coupon zero % (14s, 10/1/02),
                           2007 (STP)                                                    3,107,260
 ....................................................................................................
               6,730,000   Cencall Communications Corp.
                           sr. disc. notes 10 1/8s, 2004                                 6,830,950
 ....................................................................................................
               1,840,000   Conecel Holdings 144A notes Ser. A,
                           14s, 2000 (In default) (NON)                                    239,200
 ....................................................................................................
               5,500,000   Dial Call Communications, Inc.
                           sr. disc. notes Ser. B, 10 1/4s, 2005                         5,582,500
 ....................................................................................................
               6,920,000   McCaw International Ltd sr. disc. notes
                           stepped coupon zero % (13s, 4/15/02),
                           2007 (STP)                                                    4,082,800
 ....................................................................................................
              10,360,000   Millicom International Cellular S.A.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                    7,718,200
 ....................................................................................................
               3,980,000   NEXTEL Communications, Inc. sr. notes
                           12s, 2008                                                     4,477,500
 ....................................................................................................
               1,290,000   NEXTEL Communicaitons, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (12 1/8s, 4/15/03), 2008 (STP)                                  670,800
 ....................................................................................................
               1,610,000   NEXTEL Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (10.65s, 9/15/02), 2007 (STP)                                 1,167,250
 ....................................................................................................
               2,770,000   Price Communications Wireless, Inc.
                           144A sr. notes 9 1/8s, 2006                                   2,811,550
 ....................................................................................................
               3,000,000   Triton PCS Inc. company guaranty
                           11s, 2008                                                     1,920,000
----------------------------------------------------------------------------------------------------
                                                                                        38,608,010
----------------------------------------------------------------------------------------------------
Chemicals (2.5%)
 ....................................................................................................
               1,510,000   Geo Specialty Chemicals, Inc. sr.
                           sub. notes 10 1/8s, 2008                                      1,457,150
 ....................................................................................................
                 640,000   Huntsman Corp. 144A sr. sub. notes
                           9 1/2s, 2007                                                    604,800
 ....................................................................................................
               1,450,000   Huntsman Corp. 144A sr. sub. notes
                           FRN 8.875s, 2007                                              1,305,000
 ....................................................................................................
               5,050,000   Huntsman ICI Chemicals Inc. 144A sr.
                           sub. notes 10 1/8s, 2009                                      5,100,500
 ....................................................................................................
               6,350,000   Lyondell Petrochemical Co. 144A
                           sec. notes 9 7/8s, 2007                                       6,469,063
 ....................................................................................................
               2,180,000   Lyondell Petrochemical Co. 144A
                           sr. sub. notes 10 7/8s, 2009                                  2,256,300
 ....................................................................................................
               1,500,000   PCI Chemicals & Pharmaceuticals
                           company guaranty 9 1/4s, 2007 (India)                         1,275,000
 ....................................................................................................
                 982,500   Pioneer Americas Acquisition 144A
                           bank loan notes FRN 8.428s, 2006                                894,075
 ....................................................................................................
                 660,000   Pioneer Americas Acquisition 144A
                           sr. notes 9 1/4s, 2007                                          554,400
 ....................................................................................................
               2,802,022   Polytama International notes 11 1/4s,
                           2007 (Indonesia)                                                504,364
 ....................................................................................................
               1,750,000   Royster-Clark Inc. 144A 1st mtge.
                           10 1/4s, 2009                                                 1,732,500
 ....................................................................................................
               1,900,000   Sterling Chemicals Holdings sr. disc.
                           notes stepped-coupon zero %
                           (13 1/2s, 8/15/01), 2008 (STP)                                  570,000
 ....................................................................................................
               2,360,000   Trikem S.A. 144A bonds 10 5/8s,
                           2007 (Brazil)                                                 1,345,200
 ....................................................................................................
               1,670,000   UCAR Global Enterprises sr. sub. notes
                           Ser. B, 12s, 2005                                             1,770,200
----------------------------------------------------------------------------------------------------
                                                                                        25,838,552
----------------------------------------------------------------------------------------------------
Computer Services and Software (0.8%)
 ....................................................................................................
                 660,000   Concentric Network Corp. sr. notes
                           12 3/4s, 2007                                                   689,700
 ....................................................................................................
               4,460,000   IPC Information Systems sr. disc.
                           notes stepped-coupon zero %
                           (10 7/8s, 11/1/01), 2008 (STP)                                3,322,700
 ....................................................................................................
               2,470,000   PSINet, Inc. sr. notes 11 1/2s, 2008                          2,593,500
 ....................................................................................................
               1,200,000   Verio Inc. sr. notes 11 1/4s, 2008                            1,254,000
 ....................................................................................................
                 880,000   Verio Inc. sr. notes 10 3/8s, 2005                              888,800
----------------------------------------------------------------------------------------------------
                                                                                         8,748,700
----------------------------------------------------------------------------------------------------
Conglomerates (0.3%)
 ....................................................................................................
               3,065,000   Axia, Inc. company guaranty
                           10 3/4s, 2008                                                 3,019,025
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (0.9%)
 ....................................................................................................
               1,930,000   Albecca Inc. company guaranty
                           10 3/4s, 2008                                                 1,601,900
 ....................................................................................................
                 330,000   Hedstrom Holdings, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (12s, 6/1/02), 2009 (STP)                                       145,200
 ....................................................................................................
               2,363,000   Iron Age Corp. company guaranty
                           9 7/8s, 2008                                                  1,772,250
 ....................................................................................................
               5,570,000   Samsonite Corp. sr. sub. notes
                           10 3/4s, 2008                                                 4,483,850
 ....................................................................................................
               1,400,000   Sealy Mattress Co. company guaranty
                           stepped-coupon Ser. B, zero %
                           (10 7/8s, 12/15/02), 2007 (STP)                                 917,000
----------------------------------------------------------------------------------------------------
                                                                                         8,920,200
----------------------------------------------------------------------------------------------------
Consumer Services (0.1%)
 ....................................................................................................
                 950,000   Protection One, Inc. sr. disc. notes
                           stepped-coupon zero %,
                           (13 5/8s, 6/30/00), 2005 (STP)                                1,064,000
----------------------------------------------------------------------------------------------------
Containers (--%)
 ....................................................................................................
                 520,000   Owens-Illinois, Inc. deb. 7.8s, 2018                            489,050
----------------------------------------------------------------------------------------------------
Cosmetics (0.5%)
 ....................................................................................................
               1,470,000   French Fragrances, Inc. company
                           guaranty Ser. D, 10 3/8s, 2007                                1,484,700
 ....................................................................................................
               1,200,000   Revlon Consumer Products sr. notes
                           9s, 2006                                                      1,185,000
 ....................................................................................................
               3,000,000   Revlon Consumer Products sr. sub.
                           notes 8 5/8s, 2008                                            2,835,000
----------------------------------------------------------------------------------------------------
                                                                                         5,504,700
----------------------------------------------------------------------------------------------------
Electric Utilities (3.2%)
 ....................................................................................................
               3,865,000   AES China Generating Co. sr. notes
                           10 1/8s, 2006 (China)                                         2,396,300
 ....................................................................................................
               2,610,000   Applied Power Inc. sr. sub. notes
                           8 3/4s, 2009                                                  2,531,700
 ....................................................................................................
               1,350,000   Calpine Corp. sr. notes 10 1/2s, 2006                         1,431,000
 ....................................................................................................
               1,520,000   Calpine Corp. sr. notes 9 1/4s, 2004                          1,535,200
 ....................................................................................................
                 250,000   Calpine Corp. sr. notes 7 7/8s, 2008                            236,250
 ....................................................................................................
               1,800,000   CMS Energy Corp. pass-through
                           certificates 7s, 2005                                         1,720,080
 ....................................................................................................
               2,260,000   CMS Energy Corp. sr. notes Ser. B,
                           6 3/4s, 2004                                                  2,171,340
 ....................................................................................................
               3,971,096   Midland Funding Corp. I deb.
                           Ser. C-94, 10.33s, 2002                                       4,163,456
 ....................................................................................................
               2,480,000   Midland Funding II Corp. deb. Ser. B,
                           13 1/4s, 2006                                                 2,964,518
 ....................................................................................................
               7,775,000   Midland Funding II Corp. deb. Ser. A,
                           11 3/4s, 2005                                                 8,912,638
 ....................................................................................................
                 325,000   North Atlantic Energy Corp. 1st mtge.
                           Ser. A, 9.05s, 2002                                             334,139
 ....................................................................................................
               1,613,464   Northeast Utilities System notes
                           Ser. A, 8.58s, 2006                                           1,605,187
 ....................................................................................................
               3,290,000   York Power Funding 144A notes 12s,
                           2007 (Cayman Islands)                                         3,290,000
----------------------------------------------------------------------------------------------------
                                                                                        33,291,808
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (2.1%)
 ....................................................................................................
                 670,000   Celestica International Ltd. 144A
                           sr. sub. notes 10 1/2s, 2006 (Canada)                           725,275
 ....................................................................................................
                 640,461   Cirent Semiconductor sr. sub. notes
                           10.22s, 2002                                                    643,664
 ....................................................................................................
                 734,856   Cirent Semiconductor 144A sr. sub.
                           notes 10.14s, 2004                                              742,205
 ....................................................................................................
               1,340,000   DII Group, Inc. (The) sr. sub. notes
                           8 1/2s, 2007                                                  1,319,900
 ....................................................................................................
               4,290,000   Dobson Communications Corp. sr. notes
                           11 3/4s, 2007                                                 4,504,500
 ....................................................................................................
                 375,000   HCC Industries, Inc. company guaranty
                           10 3/4s, 2007                                                   341,250
 ....................................................................................................
               3,880,000   Metromedia Fiber Network, Inc. sr.
                           notes Ser. B, 10s, 2008                                       3,986,700
 ....................................................................................................
                 770,000   Moog, Inc. sr. sub. notes Ser. B,
                           10s, 2006                                                       800,800
 ....................................................................................................
               3,225,000   Motors and Gears, Inc. sr. notes
                           Ser. D, 10 3/4s, 2006                                         3,273,375
 ....................................................................................................
               2,690,000   Viasystems, Inc. sr. notes Ser. B,
                           9 3/4s, 2007                                                  2,353,750
 ....................................................................................................
                 920,000   Viasystems, Inc. sr. sub notes 9 3/4s, 2007                     805,000
 ....................................................................................................
               2,315,000   Wavetek Corp. company guaranty
                           10 1/8s, 2007                                                 2,037,200
----------------------------------------------------------------------------------------------------
                                                                                        21,533,619
----------------------------------------------------------------------------------------------------
Energy-Related (0.3%)
 ....................................................................................................
               5,700,000   Panda Global Energy Co. company
                           guaranty 12 1/2s, 2004 (China)                                3,078,000
----------------------------------------------------------------------------------------------------
Entertainment (1.1%)
 ....................................................................................................
               1,410,000   Premier Parks, Inc. sr. notes 9 3/4s, 2007                    1,424,100
 ....................................................................................................
               2,150,000   Premier Parks, Inc.144A sr. disc.
                           notes stepped-coupon zero %,
                           (10s, 4/1/03), 2008 (STP)                                     1,397,500
 ....................................................................................................
               1,690,000   SFX Entertainment Inc. company
                           guaranty 9 1/8s, 2008                                         1,639,300
 ....................................................................................................
               1,630,000   SFX Entertainment, Inc. 144A company
                           guaranty Ser. B, 9 1/8s, 2008                                 1,589,250
 ....................................................................................................
               2,450,000   Six Flags Corp. sr. notes 8 7/8s, 2006                        2,437,750
 ....................................................................................................
               3,510,000   United Artists Theatre sr. sub. notes
                           9 3/4s, 2008                                                  2,702,700
----------------------------------------------------------------------------------------------------
                                                                                        11,190,600
----------------------------------------------------------------------------------------------------
Environmental Control (0.5%)
 ....................................................................................................
               5,320,000   Allied Waste Industries, Inc. company
                           guaranty Ser. B, 7 7/8s, 2009                                 4,934,300
----------------------------------------------------------------------------------------------------
Financial Services (3.9%)
 ....................................................................................................
               4,000,000   Aames Financial Corp. sr. notes
                           9 1/8s, 2003                                                  2,800,000
 ....................................................................................................
               1,550,000   Advanta Corp. company guaranty
                           Ser. B, 8.99s, 2026                                           1,038,500
 ....................................................................................................
               1,090,000   Advanta Corp. med. term notes Ser. D,
                           6.92s, 2002                                                     968,541
 ....................................................................................................
               1,500,000   Advanta Corp. med. term notes Ser. C,
                           7.02s, 1999                                                   1,500,615
 ....................................................................................................
               1,250,000   Advanta Corp. med. term notes Ser. B,
                           7s, 2001                                                      1,154,313
 ....................................................................................................
               1,030,000   AMRESCO, Inc. sr. sub. notes
                           Ser. 98-A, 9 7/8s, 2005                                         793,100
 ....................................................................................................
               1,490,000   Capital One Financial Corp. notes
                           7 1/8s, 2008                                                  1,425,602
 ....................................................................................................
               1,165,000   Colonial Capital II 144A company
                           guaranty 8.92s, 2027                                          1,089,560
 ....................................................................................................
               2,680,000   Contifinancial Corp. sr. notes
                           8 3/8s, 2003                                                  2,304,800
 ....................................................................................................
               1,810,000   Contifinancial Corp. sr. notes
                           8 1/8s, 2008                                                  1,556,600
 ....................................................................................................
               2,180,000   Contifinancial Corp. sr. notes
                           7 1/2s, 2002                                                  1,635,000
 ....................................................................................................
               3,730,000   Delta Financial Corp. sr. notes
                           9 1/2s, 2004                                                  3,207,800
 ....................................................................................................
              10,180,000   DTI Holdings Inc. sr. disc. notes,
                           stepped-coupon Ser. B, zero %
                           (12 1/2s, 03/01/03), 2008 (STP)                               3,715,700
 ....................................................................................................
               2,485,000   Green Tree Acceptance Corp. sr. sub.
                           notes 10 1/4s, 2002                                           2,611,114
 ....................................................................................................
               2,230,000   Imperial Credit Capital Trust I 144A
                           company guaranty 10 1/4s, 2002                                1,806,300
 ....................................................................................................
               1,655,000   Imperial Credit Industries, Inc. sr. notes
                           9 7/8s, 2007                                                  1,307,450
 ....................................................................................................
               1,880,000   Nationwide Credit Inc. sr. notes
                           Ser. A, 10 1/4s, 2008                                         1,278,400
 ....................................................................................................
               2,960,000   RBF Finance 144A company guaranty
                           11 3/8s, 2009                                                 3,063,600
 ....................................................................................................
                 360,000   RBF Finance 144A company guaranty
                           11s, 2006                                                       370,800
 ....................................................................................................
               3,590,000   Resource America Inc. 144A sr. notes
                           12s, 2004                                                     3,284,850
 ....................................................................................................
               2,250,000   SRI Receivables Purchase 144A notes
                           12 1/2s, 2000                                                 2,103,750
 ....................................................................................................
               1,350,000   Superior Financial 144A sr. notes
                           8.65s, 2003                                                   1,275,750
----------------------------------------------------------------------------------------------------
                                                                                        40,292,145
----------------------------------------------------------------------------------------------------
Food and Beverages (1.9%)
 ....................................................................................................
               2,165,000   Ameriserve Food Co. company guaranty
                           10 1/8s, 2007                                                 1,818,600
 ....................................................................................................
               3,725,000   Aurora Foods, Inc. 144A ser. sub.
                           notes Ser. D, 9 7/8s, 2007                                    3,864,688
 ....................................................................................................
               1,500,000   Eagle Family Foods company guaranty
                           Ser. B, 8 3/4s, 2008                                          1,335,000
 ....................................................................................................
                 948,344   Imperial Holly bank term loan Ser. A,
                           7.656s, 2003                                                    934,119
 ....................................................................................................
               1,600,000   RAB Enterprises, Inc. company
                           guaranty 10 1/2s, 2005                                        1,008,000
 ....................................................................................................
               1,940,000   RAB Holdings, Inc. sr. notes 13s, 2008                          853,600
 ....................................................................................................
               2,230,000   Doane Pet Care Corp. sr. sub. notes
                           9 3/4s, 2007 sr. sub. notes 9 3/4s, 2007                      2,252,300
 ....................................................................................................
               6,580,000   Trianc Consumer Products, Inc. 144A
                           sr. sub. notes 10 1/4s, 2009                                  6,382,600
 ....................................................................................................
               1,730,000   Vlassic Foods Intl. Inc. 144A sr. sub. notes
                           10 1/4s, 2009                                                 1,706,213
----------------------------------------------------------------------------------------------------
                                                                                        20,155,120
----------------------------------------------------------------------------------------------------
Gaming (3.9%)
 ....................................................................................................
               2,190,000   Argosy Gaming Co. 144A sr. sub. notes
                           10 3/4s, 2009                                                 2,233,800
 ....................................................................................................
               2,650,000   Autotote Corp. company guaranty
                           Ser. B, 10 7/8s, 2004                                         2,756,000
 ....................................................................................................
               2,260,000   Boyd Gaming Corp. sr. sub. notes
                           9 1/2s, 2007                                                  2,237,400
 ....................................................................................................
               2,736,000   Circus Circus Enterprises, Inc. sr. sub.
                           notes 9 1/4s, 2005                                            2,777,040
 ....................................................................................................
                 510,000   Circus Circus Enterprises, Inc. deb.
                           7s, 2036                                                        464,692
 ....................................................................................................
               1,110,000   Circus Circus Enterprises, Inc. sr. notes
                           6.45s, 2006                                                   1,011,166
 ....................................................................................................
               5,061,328   Colorado Gaming & Entertainment Co.
                           sr. notes 12s, 2003 (PIK)                                     4,858,875
 ....................................................................................................
               3,700,000   Fitzgeralds Gaming Corp. company
                           guaranty Ser. B, 12 1/4s, 2004
                           (In default) (NON)                                            2,053,500
 ....................................................................................................
               3,250,000   Hollywood Casino Corp. 144A
                           sec. notes 11 1/4s, 2007                                      3,250,000
 ....................................................................................................
               1,380,000   Hollywood Park, Inc. company guaranty
                           Ser. B, 9 1/4s, 2007                                          1,355,850
 ....................................................................................................
                 330,000   Horseshoe Gaming Holdings 144A
                           sr. sub. notes 8 5/8s, 2009                                     319,275
 ....................................................................................................
               2,500,000   Isle of Capri Black Hawk LLC 144A
                           1st mortgage Ser. B, 13s, 2004                                2,775,000
 ....................................................................................................
               4,730,000   Mohegan Tribal Gaming Auth. sr. sub.
                           notes 8 3/4s, 2009                                            4,659,050
 ....................................................................................................
               1,650,000   Park Place Entertainment sr. sub.
                           notes 7 7/8s, 2005                                            1,567,500
 ....................................................................................................
               2,275,000   PRT Funding Corp. sr. notes 11 5/8s,
                           2004 (In default) (NON)                                       1,023,750
 ....................................................................................................
               1,170,000   Riviera Black Hawk 144A 1st mtge.
                           13s, 2005                                                     1,193,400
 ....................................................................................................
               4,230,000   Trump Castle Funding 144A sub. notes
                           10 1/4s, 2003                                                 4,283,213
 ....................................................................................................
               1,815,000   Trump Holdings & Funding Corp.
                           sr. notes 15 1/2s, 2005                                       1,851,300
----------------------------------------------------------------------------------------------------
                                                                                        40,670,811
----------------------------------------------------------------------------------------------------
Health Care (3.0%)
 ....................................................................................................
                 670,000   Columbia/HCA Healthcare Corp.
                           deb. 8.36s, 2024                                                630,309
 ....................................................................................................
               1,800,000   Columbia/HCA Healthcare Corp.
                           notes 7s, 2007                                                1,612,980
 ....................................................................................................
               2,140,600   Columbia/HCA Healthcare Corp.
                           notes 6.91s, 2005                                             1,952,184
 ....................................................................................................
                 370,000   Columbia/HCA Healthcare Corp.
                           med term notes 6.63s, 2045                                      346,357
 ....................................................................................................
                 560,000   Conmed Corp. company guaranty
                           9s, 2008                                                        555,100
 ....................................................................................................
               4,450,000   Extendicare Health Services, Inc.
                           company guaranty 9.35s, 2007                                  3,315,250
 ....................................................................................................
                 650,000   HEALTHSOUTH Corp. sr. notes 7s, 2008                            591,565
 ....................................................................................................
               1,980,000   Integrated Health Services, Inc. sr. sub.
                           notes Ser. A, 9 1/2s, 2007                                    1,435,500
 ....................................................................................................
               2,320,000   Integrated Health Services, Inc. sr. sub.
                           notes Ser. A, 9 1/4s, 2008                                    1,664,600
 ....................................................................................................
                 924,021   Magellan Health bank loan notes,
                           8s, 2/12/05                                                     859,340
 ....................................................................................................
               6,090,000   Mariner Post-Acute Network, Inc.
                           sr. sub. notes stepped-coupon Ser. B,
                           zero % (10 1/2s, 11/1/02), 2007 (STP)                           730,800
 ....................................................................................................
               1,360,000   MedPartners, Inc. sr. sub. notes
                           6 7/8s, 2000                                                  1,271,600
 ....................................................................................................
               5,480,000   Multicare Cos., Inc. sr. sub. notes 9s, 2007                  3,726,400
 ....................................................................................................
               3,070,000   Paracelsus Healthcare sr. sub. notes
                           10s, 2006                                                     2,394,600
 ....................................................................................................
               1,130,000   Paragon Corp. Holdings, Inc. company
                           guaranty Ser. B, 9 5/8s, 2008                                   655,400
 ....................................................................................................
               1,760,000   Quest Diagnostic 144A Inc. sr. sub.
                           notes 9 7/8s, 2009                                            1,777,600
 ....................................................................................................
               4,335,000   Sun Healthcare Group, Inc. sr. sub.
                           notes Ser. B, 9 1/2s, 2007 (In default) (NON)                   650,250
 ....................................................................................................
               2,200,000   Sun Healthcare Group, Inc. 144A
                           sr. sub. notes 9 3/8s, 2008 (In default) (NON)                  330,000
 ....................................................................................................
                 921,000   Tenet Healthcare Corp. sr. sub. notes
                           8 5/8s, 2007                                                    897,975
 ....................................................................................................
               1,250,000   Tenet Healthcare Corp. sr. notes
                           8 5/8s, 2003                                                  1,250,000
 ....................................................................................................
               2,681,000   Tenet Healthcare Corp. sr. notes
                           Ser. B, 8 1/8s, 2008                                          2,520,140
 ....................................................................................................
               1,560,000   Tenet Healthcare Corp. sr. notes
                           8s, 2005                                                      1,513,200
----------------------------------------------------------------------------------------------------
                                                                                        30,681,150
----------------------------------------------------------------------------------------------------
Hospital Management and Medical Services (0.3%)
 ....................................................................................................
                 870,000   Lifepoint Hospital Holdings 144A
                           sr. sub. notes 10 3/4s, 2009                                    885,225
 ....................................................................................................
               2,330,000   Triad Hospitals Holdings 144A
                           sr. sub. notes 11s, 2009                                      2,364,950
----------------------------------------------------------------------------------------------------
                                                                                         3,250,175
----------------------------------------------------------------------------------------------------
Lodging (1.3%)
 ....................................................................................................
               4,040,000   ITT Corp. notes 6 3/4s, 2005                                  3,698,054
 ....................................................................................................
               1,560,000   Epic Resorts LLC company guaranty
                           Ser. B, 13s, 2005                                             1,435,200
 ....................................................................................................
               4,860,000   HMH Properties, Inc. company guaranty
                           Ser. B, 7 7/8s, 2008                                          4,459,050
 ....................................................................................................
                 620,000   Host Marriott L.P. 144A sr. notes
                           8 3/8s, 2006                                                    592,100
 ....................................................................................................
                 800,000   Patriot American Hospital term loan
                           Ser. B, 8 1/8s, 2003                                            800,000
 ....................................................................................................
               2,000,000   Starwood Hotels Resorts Bank
                           Term Loan 7.861s, 2003                                        2,002,500
----------------------------------------------------------------------------------------------------
                                                                                        12,986,904
----------------------------------------------------------------------------------------------------
Manufacturing (0.1%)
 ....................................................................................................
               1,880,000   Insilco Holding Co. sr. disc. notes
                           stepped-coupon zero % (14s, 8/15/03),
                           2008 (STP)                                                      864,800
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.8%)
 ....................................................................................................
               2,885,000   ALARIS Medical Systems, Inc. company
                           guaranty 9 3/4s, 2006                                         2,856,150
 ....................................................................................................
               1,990,000   Dade International, Inc. sr. sub.
                           notes Ser. B, 11 1/8s, 2006                                   2,089,500
 ....................................................................................................
               1,275,000   Kinetic Concepts, Inc. company
                           guaranty Ser. B, 9 5/8s, 2007                                 1,134,750
 ....................................................................................................
               1,800,000   Mediq, Inc. company guaranty 11s, 2008                        1,404,000
 ....................................................................................................
               1,850,000   Mediq, Inc. deb. stepped-coupon
                           zero % (13s, 6/1/03), 2009 (STP)                                703,000
----------------------------------------------------------------------------------------------------
                                                                                         8,187,400
----------------------------------------------------------------------------------------------------
Metals and Mining (0.9%)
 ....................................................................................................
                 160,000   Ameristeel Corp. company guaranty
                           Ser. B, 8 3/4s, 2008                                            160,400
 ....................................................................................................
               3,020,000   Anker Coal Group, Inc. sr. notes
                           Ser. B, 9 3/4s, 2007 (In default) (NON)                       1,570,400
 ....................................................................................................
               1,000,000   Armco, Inc. sr. notes 9s, 2007                                1,035,000
 ....................................................................................................
               1,270,000   Continental Global Group sr. notes
                           Ser. B, 11s, 2007                                             1,060,450
 ....................................................................................................
               1,850,000   Lodestar Holdings, Inc. company
                           guaranty 11 1/2s, 2005                                        1,406,000
 ....................................................................................................
               2,560,000   Weirton Steel Co. sr. notes
                           11 3/8s, 2004                                                 2,508,800
 ....................................................................................................
               1,080,000   WHX Corp. sr. notes 10 1/2s, 2005                             1,042,200
----------------------------------------------------------------------------------------------------
                                                                                         8,783,250
----------------------------------------------------------------------------------------------------
Motion Picture Distribution (0.6%)
 ....................................................................................................
                 370,000   AMC Entertainment, Inc. sr. sub. notes
                           9 1/2s, 2011                                                    345,025
 ....................................................................................................
               2,125,000   AMC Entertainment, Inc. sr. sub. notes
                           9 1/2s, 2009                                                  2,040,000
 ....................................................................................................
               1,695,000   Cinemark USA, Inc. sr. sub. notes
                           8 1/2s, 2008 (Mexico)                                         1,593,300
 ....................................................................................................
               7,007,000   Diva Systems Corp. sr. disc. notes,
                           stepped-coupon Ser. B, zero %
                           (12 5/8s, 3/1/03), 2008 (STP)                                 2,032,030
----------------------------------------------------------------------------------------------------
                                                                                         6,010,355
----------------------------------------------------------------------------------------------------
Networking (0.1%)
 ....................................................................................................
                 530,000   Exodus Communications, Inc. 144A
                           sr. notes 11 1/4s, 2008                                         552,525
----------------------------------------------------------------------------------------------------
Oil and Gas (3.2%)
 ....................................................................................................
                 810,000   Belco Oil & Gas Corp. company
                           guaranty Ser. B, 10 1/2s, 2006                                  844,425
 ....................................................................................................
               1,090,000   Belco Oil & Gas Corp. sr. sub. notes
                           Ser. B, 8 7/8s, 2007                                          1,070,925
 ....................................................................................................
               1,590,000   Eagle Geophysical, Inc. company
                           guaranty Ser. B, 10 3/4s, 2008                                  874,500
 ....................................................................................................
                 830,000   Flores & Rucks, Inc. sr. sub. notes
                           9 3/4s, 2006                                                    853,863
 ....................................................................................................
                 330,000   Gothic Energy Corp. sr. disc. notes,
                           stepped-coupon Ser. B, zero %
                           (14 1/8s, 5/1/03), 2006 (STP)                                   115,500
 ....................................................................................................
               3,190,000   Gothic Production Corp. company
                           guaranty Ser. B, 11 1/8s, 2005                                2,711,500
 ....................................................................................................
               1,510,000   Gulf Canada Resources, Ltd. sr. notes
                           8 3/8s, 2005 (Canada)                                         1,489,298
 ....................................................................................................
                 650,000   Gulf Canada Resources, Ltd. sr. notes
                           8.35s, 2006 (Canada)                                            632,912
 ....................................................................................................
               1,630,000   HS Resources, Inc. sr. sub. notes
                           Ser. B, 9 1/4s, 2006                                          1,613,700
 ....................................................................................................
                 870,000   Leviathan Gas Corp. 144A sr. sub. notes
                           10 3/8s, 2009                                                   896,100
 ....................................................................................................
               2,785,000   Ocean Energy, Inc. company guaranty
                           Ser. B, 8 7/8s, 2007                                          2,743,225
 ....................................................................................................
               3,837,000   Ocean Energy, Inc. company guaranty
                           Ser. B, 8 3/8s, 2008                                          3,702,705
 ....................................................................................................
               1,980,000   R & B Falcon Corp. 144A sr. notes
                           12 1/4s, 2006                                                 2,049,300
 ....................................................................................................
               1,270,000   RAM Energy Inc. sr. notes 11 1/2s, 2008                         676,275
 ....................................................................................................
               1,240,000   Seven Seas Petroleum sr. notes
                           Ser. B, 12 1/2s, 2005                                           632,400
 ....................................................................................................
               2,280,000   Stone Energy Corp. company guaranty
                           8 3/4s, 2007                                                  2,308,500
 ....................................................................................................
               1,410,000   Triton Energy Ltd. sr. notes 9 1/4s, 2005                     1,376,696
 ....................................................................................................
               4,775,000   Triton Energy Ltd. sr. notes 8 3/4s, 2002                     4,729,638
 ....................................................................................................
               3,540,000   Vintage Petroleum sr. sub. notes
                           9 3/4s, 2009                                                  3,628,500
----------------------------------------------------------------------------------------------------
                                                                                        32,949,962
----------------------------------------------------------------------------------------------------
Packaging and Containers (1.9%)
 ....................................................................................................
               2,245,000   AEP Industries, Inc. sr. sub. notes
                           9 7/8s, 2007                                                  2,245,000
 ....................................................................................................
               1,000,000   Ball Corp. company guaranty
                           7 3/4s, 2006                                                    980,000
 ....................................................................................................
               1,600,000   Huntsman Packaging Corp. company
                           guaranty 9 1/8s, 2007                                         1,568,000
 ....................................................................................................
                 745,000   Innova S De R.L. sr. notes 12 7/8s,
                           2007 (Mexico)                                                   596,000
 ....................................................................................................
               2,985,000   Jefferson Smurfit Bank Term Loan
                           8.65s, 2006                                                   2,988,731
 ....................................................................................................
               4,660,000   Packaging Corp. 144A sr. sub. notes
                           9 5/8s, 2009                                                  4,706,600
 ....................................................................................................
               1,829,132   Packaging Corp. Bank Term Loan 6s, 2008                       1,823,279
 ....................................................................................................
                 590,000   Radnor Holdings Inc. sr. notes 10s, 2003                        619,500
 ....................................................................................................
               1,095,000   Riverwood International Corp. company
                           guaranty 10 7/8s, 2008                                        1,062,150
 ....................................................................................................
               3,360,000   Riverwood International Corp. company
                           guaranty 10 1/4s, 2006                                        3,393,600
----------------------------------------------------------------------------------------------------
                                                                                        19,982,860
----------------------------------------------------------------------------------------------------
Paper and Forest Products (1.7%)
 ....................................................................................................
               2,114,538   Alabama River Newsprint bank loan
                           notes FRNs, 2002                                              1,733,921
 ....................................................................................................
               3,315,000   APP Finance II Mauritius Ltd. bonds
                           stepped-coupon 12s, (16s, 2/15/04),
                           2049 (Indonesia) (STP)                                        2,187,900
 ....................................................................................................
                 190,000   Boise Cascade Co. med. term notes
                           Ser. A, 7.43s, 2005                                             178,938
 ....................................................................................................
               1,920,000   Doman Industries 144A sec. notes 12s,
                           2004 (Canada)                                                 1,843,200
 ....................................................................................................
               2,460,000   Pacifica Papers, Inc. 144A sr. notes
                           10s, 2009 (Canada)                                            2,533,800
 ....................................................................................................
               3,480,000   Pindo Deli Finance Mauritius Ltd.
                           company guaranty 10 3/4s, 2007
                           (Indonesia)                                                   2,401,200
 ....................................................................................................
               2,450,000   Repap New Brunswick sr. notes
                           10 5/8s, 2005 (Canada)                                        1,874,250
 ....................................................................................................
                 870,000   Republic Group, Inc. sr. sub. notes
                           9 1/2s, 2008                                                    852,600
 ....................................................................................................
               3,930,000   Tembec Industries, Inc. company
                           guaranty 8 5/8s, 2009 (Canada)                                3,890,700
----------------------------------------------------------------------------------------------------
                                                                                        17,496,509
----------------------------------------------------------------------------------------------------
Pharmaceuticals (0.4%)
 ....................................................................................................
                 860,000   Biovail Corp. International sr. notes
                           10 7/8s, 2005                                                   894,400
 ....................................................................................................
               3,300,000   ICN Pharmaceuticals, Inc. 144A sr. notes
                           9 1/4s, 2005                                                  3,328,875
----------------------------------------------------------------------------------------------------
                                                                                         4,223,275
----------------------------------------------------------------------------------------------------
Photography (--%)
 ....................................................................................................
                 650,000   PX Escrow Corp. sr. disc. notes
                           stepped-coupon zero % (9 5/8s,
                           2/1/02), 2006 (STP)                                             396,500
----------------------------------------------------------------------------------------------------
Publishing (0.8%)
 ....................................................................................................
               2,295,000   Affinity Group Holdings sr. notes
                           11s, 2007                                                     2,226,150
 ....................................................................................................
               1,330,000   American Media Operation, Inc. 144A
                           sr. sub. notes 10 1/4s, 2009                                  1,343,300
 ....................................................................................................
               2,775,000   Perry-Judd company guaranty
                           10 5/8s, 2007                                                 2,775,000
 ....................................................................................................
                 525,277   Von Hoffman Press, Inc. 144A sr. sub.
                           notes 13 1/2s, 2009                                             501,640
 ....................................................................................................
               1,505,000   Von Hoffman Press, Inc. 144A sr. sub.
                           notes 10 3/8s, 2007                                           1,505,000
----------------------------------------------------------------------------------------------------
                                                                                         8,351,090
----------------------------------------------------------------------------------------------------
Railroads (0.3%)
 ....................................................................................................
               2,105,000   TFM S.A. de C.V. company guaranty
                           10 1/4s, 2007 (Mexico)                                        1,852,400
 ....................................................................................................
               2,545,000   TFM S.A. de C.V. company guaranty
                           stepped-coupon zero %, (11 3/4s,
                           6/15/02), 2009 (Mexico) (STP)                                 1,501,550
----------------------------------------------------------------------------------------------------
                                                                                         3,353,950
----------------------------------------------------------------------------------------------------
Restaurants (0.1%)
 ....................................................................................................
               1,000,000   FRD Acquisition Co. sr. notes Ser. B,
                           12 1/2s, 2004                                                   965,000
----------------------------------------------------------------------------------------------------
Retail (1.1%)
 ....................................................................................................
               1,400,000   Home Interiors & Gifts, Inc. company
                           guaranty 10 1/8s, 2008                                        1,386,000
 ....................................................................................................
               4,000,000   K mart Corp. pass-through
                           certificates Ser. 95K4, 9.35s, 2020                           4,330,000
 ....................................................................................................
                 303,000   Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                      296,940
 ....................................................................................................
               2,035,000   Mothers Work, Inc. sr. notes 12 5/8s, 2005                    2,106,225
 ....................................................................................................
               3,365,000   NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                    2,902,313
 ....................................................................................................
                 600,000   North Atlantic Trading Co. company
                           guaranty Ser. B, 11s, 2004                                      609,000
----------------------------------------------------------------------------------------------------
                                                                                        11,630,478
----------------------------------------------------------------------------------------------------
Satellite Services (0.3%)
 ....................................................................................................
               2,410,000   Golden Sky Systems company guaranty
                           Ser. B, 12 3/8s, 2006                                         2,675,100
----------------------------------------------------------------------------------------------------
Semiconductors (1.2%)
 ....................................................................................................
               3,200,000   Amkor Technologies, Inc. 144A sr. notes
                           9 1/4s, 2006                                                  3,112,000
 ....................................................................................................
               4,157,097   Fairchild Semiconductor Corp. 144A
                           sr. sub. notes 11.74s, 2008 (PIK)                             4,053,170
 ....................................................................................................
               3,040,000   Fairchild Semiconductor Corp. sr. sub.
                           notes 10 1/8s, 2007                                           2,948,800
 ....................................................................................................
               2,230,000   Zilog, Inc. company guaranty Ser. B,
                           9 1/2s, 2005                                                  1,967,975
----------------------------------------------------------------------------------------------------
                                                                                        12,081,945
----------------------------------------------------------------------------------------------------
Steel (1.0%)
 ....................................................................................................
               3,120,000   AK Steel Corp. sr. notes 9 1/8s, 2006                         3,198,000
 ....................................................................................................
               1,940,000   AK Steel Corp. 144A sr. notes
                           7 7/8s, 2009                                                  1,862,400
 ....................................................................................................
                 900,000   Armco, Inc. sr. notes 8 7/8s, 2008                              913,500
 ....................................................................................................
               1,650,000   National Steel Corp. 1st mtge.
                           Ser. D, 9 7/8s, 2009                                          1,683,000
 ....................................................................................................
               2,400,000   WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                   2,442,000
----------------------------------------------------------------------------------------------------
                                                                                        10,098,900
----------------------------------------------------------------------------------------------------
Telecommunications (12.4%)
 ....................................................................................................
               5,200,000   21st Century Telecom Group, Inc.
                           sr. disc. notes stepped-coupon zero %
                           (12 1/4s, 2/15/03), 2008 (STP)                                2,288,000
 ....................................................................................................
               3,260,000   Alaska Communications Systems 144A
                           sr. sub. notes 9 3/8s, 2009                                   3,137,750
 ....................................................................................................
               3,855,000   Barak I.T.C. sr. disc. notes stepped-coupon
                           Ser. B, zero % (12 1/2s, 11/15/02),
                           2007 (Israel) (STP)                                           2,197,350
 ....................................................................................................
               1,680,000   Bestel S.A.de C.V. sr. disc. notes
                           stepped-coupon zero % (12 3/4s,
                           5/15/03), 2005 (Mexico) (STP)                                 1,075,200
 ....................................................................................................
               1,890,000   Birch Telecommunications, Inc. sr.
                           notes 14s, 2008                                               1,804,950
 ....................................................................................................
               1,570,000   CapRock Communications Corp.
                           sr. notes Ser. B, 12s, 2008                                   1,617,100
 ....................................................................................................
               2,010,000   CapRock Communications Corp. 144A
                           sr. notes 11 1/2s, 2009                                       2,030,100
 ....................................................................................................
               9,760,000   Charter Communications Holdings LLC
                           144A sr. disc. notes stepped-coupon
                           zero % (9.92s, 4/1/04), 2011 (STP)                            6,051,200
 ....................................................................................................
               4,040,000   Charter Communications Holdings LLC
                           144A sr. notes 8 5/8s, 2009                                   3,868,300
 ....................................................................................................
               3,080,000   Covad Communications Group Inc.
                           sr. notes 12 1/2s, 2009                                       2,964,500
 ....................................................................................................
               4,690,000   Covad Communications Group, Inc.
                           sr. disc. notes stepped-coupon Ser. B,
                           zero % (13 1/2s, 03/15/03), 2008 (STP)                        2,567,775
 ....................................................................................................
               1,330,000   Econophone, Inc. company guaranty
                           13 1/2s, 2007                                                 1,389,850
 ....................................................................................................
               3,350,000   Econophone, Inc. 144A notes
                           stepped-coupon zero % (11s, 2/15/03),
                           2008 (STP)                                                    1,742,000
 ....................................................................................................
               1,190,000   Esprit Telecom Group PLC sr. notes
                           11 1/2s, 2007 (United Kingdom)                                1,249,500
 ....................................................................................................
               5,260,000   Firstworld Communication Corp.
                           sr. disc. notes stepped-coupon zero %
                           (13s, 4/15/03), 2008 (STP)                                    2,735,200
 ....................................................................................................
               8,040,000   Focal Communications Corp. sr. disc.
                           notes, stepped-coupon Ser. B, zero %
                           (12 1/8s, 02/15/03), 2008 (STP)                               4,422,000
 ....................................................................................................
               6,876,000   GST Telecommunications, Inc. company
                           guaranty stepped-coupon zero %
                           (13 7/8s, 15/15/00), 2005 (STP)                               5,603,940
 ....................................................................................................
               3,560,000   GST Telecommunications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (10 1/2s, 5/1/03), 2008 (STP)                                 2,011,400
 ....................................................................................................
               2,895,000   Hyperion Telecommunications Corp.,
                           Inc. sr. notes Ser. B, 12 1/4s, 2004                          3,039,750
 ....................................................................................................
               2,260,000   Hyperion Telecommunications, Corp.
                           144A sr. sub. notes 12s, 2007                                 2,282,600
 ....................................................................................................
               9,050,000   ICG Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (10s, 02/15/03), 2008 (STP)                                   4,887,000
 ....................................................................................................
               1,905,000   ICG Holdings, Inc. sr. disc. notes
                           stepped-coupon zero % (13 1/2s,
                           9/15/00), 2005 (Canada) (STP)                                 1,676,400
 ....................................................................................................
               5,000,000   ICG Services, Inc. sr. disc. notes
                           stepped-coupon zero % (9 7/8s,
                           5/1/03), 2008 (STP)                                           2,650,000
 ....................................................................................................
               3,310,000   Intermedia Communications, Inc.
                           sr. disc. notes stepped-coupon Ser. B,
                           zero % (11 1/4s, 7/15/02), 2007 (STP)                         2,350,100
 ....................................................................................................
               2,990,000   Intermedia Communications, Inc.
                           sr. notes Ser. B, 8.6s, 2008                                  2,750,800
 ....................................................................................................
               3,750,000   Intermedia Communications, Inc.
                           sr. notes Ser. B, 8 1/2s, 2008                                3,440,625
 ....................................................................................................
               7,234,000   KMC Telecom Holdings, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (12 1/2s, 2/15/03), 2008 (STP)                                3,797,850
 ....................................................................................................
               5,440,000   Knology Holdings, Inc. sr. disc.
                           notes stepped-coupon zero %,
                           (11 7/8s, 10/15/02), 2007 (STP)                               3,155,200
 ....................................................................................................
                 560,000   McLeodUSA, Inc. 144A sr. notes
                           8 1/8s, 2009                                                    520,800
 ....................................................................................................
               1,030,000   MetroNet Communications Corp.
                           sr. disc. notes stepped-coupon zero %
                           (10 3/4s, 11/1/02), 2007 (Canada) (STP)                         803,400
 ....................................................................................................
               2,410,000   MetroNet Communications Corp.
                           sr. disc. notes stepped-coupon zero %
                           (9.95s, 6/15/03), 2008 (Canada) (STP)                         1,783,400
 ....................................................................................................
                 765,000   MetroNet Communications Corp.
                           sr. notes 12s, 2007 (Canada)                                    872,100
 ....................................................................................................
               4,130,000   MetroNet Communications Corp. 144A
                           sr. notes 10 5/8s, 2008 (Canada)                              4,697,875
 ....................................................................................................
               4,290,000   Microcell Telecommunications sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (14s, 12/1/01), 2006 (Canada) (STP)                           3,474,900
 ....................................................................................................
                 430,000   Netia Holdings B.V. 144A company
                           guaranty stepped-coupon zero %
                           (11 1/4s, 11/1/01), 2007 (Poland) (STP)                         266,600
 ....................................................................................................
                 755,000   Netia Holdings B.V. 144A company
                           guaranty 10 1/4s, 2007 (Poland)                                 656,850
 ....................................................................................................
               3,240,000   NorthEast Optic Network, Inc. sr. notes
                           12 3/4s, 2008                                                 3,337,200
 ....................................................................................................
               2,020,000   NTL Communications Corp. sr. notes
                           Ser. B, 11 1/2s, 2008                                         2,211,900
 ....................................................................................................
               3,420,000   Pathnet, Inc. sr. notes 12 1/4s, 2008                         1,915,200
 ....................................................................................................
               1,610,000   Primus Telecommunications Group, Inc.
                           sr. notes Ser. B, 9 7/8s, 2008                                1,553,650
 ....................................................................................................
               3,760,000   Qwest Communications International,
                           Inc. sr. disc. notes stepped-coupon
                           zero % (9.47s, 10/15/02), 2007 (STP)                          2,938,929
 ....................................................................................................
               4,090,000   Rhythms Netconnections, Inc. sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (13 1/2s, 5/15/03), 2008 (STP)                                2,177,925
 ....................................................................................................
                 810,000   Rogers Cantel, Inc. sr. sub. notes 8.8s,
                           2007 (Canada)                                                   810,000
 ....................................................................................................
               1,790,000   Startec Global Communications Corp.
                           sr. notes 12s, 2008                                           1,557,300
 ....................................................................................................
               1,260,000   Telecommunications Techniques, Inc.
                           company guaranty 9 3/4s, 2008                                 1,241,100
 ....................................................................................................
               1,330,000   Telehub Communications Corp. company
                           guaranty stepped-coupon zero %
                           (13 7/8s, 7/31/02), 2005 (STP)                                  877,800
 ....................................................................................................
               4,500,000   Time Warner Telecom Inc. sr. notes
                           9 3/4s, 2008                                                  4,612,500
 ....................................................................................................
               4,950,000   WinStar Communications, Inc. sr. sub.
                           notes stepped-coupon zero %
                           (15s, 3/1/02), 2007 (STP)                                     5,742,000
 ....................................................................................................
               7,800,000   WinStar Communications. Inc. sr. sub.
                           notes 11s, 2008                                               6,864,000
----------------------------------------------------------------------------------------------------
                                                                                       127,701,869
----------------------------------------------------------------------------------------------------
Telephone Services (5.0%)
 ....................................................................................................
               3,190,000   Allegiance Telecom, Inc. sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (11 3/4s, 2/15/03), 2008 (STP)                                1,969,825
 ....................................................................................................
                 440,000   Allegiance Telecom, Inc. sr. notes
                           12 7/8s, 2008                                                   466,400
 ....................................................................................................
               5,230,000   BTI Telecom Corp. sr. notes 10 1/2s, 2007                     4,497,800
 ....................................................................................................
               1,670,000   Call-Net Enterprises, Inc. sr. notes 8s,
                           2008 (Canada)                                                 1,486,300
 ....................................................................................................
               7,170,000   Call-Net Enterprises, Inc. sr. disc. notes
                           stepped-coupon zero % (10.8s, 5/15/04),
                           2009 (Canada) (STP)                                           3,943,500
 ....................................................................................................
               4,030,000   Call-Net Enterprises, Inc. sr. disc. notes
                           stepped-coupon zero % (9.27s, 8/15/02),
                           2007 (Canada) (STP)                                           2,559,050
 ....................................................................................................
               1,750,000   Call-Net Enterprises, Inc. sr. disc. notes
                           stepped-coupon zero % (8.94s, 8/15/03),
                           2008 (Canada) (STP)                                             975,625
 ....................................................................................................
               3,730,000   Celcaribe S.A. sr. notes 13 1/2s, 2004
                           (Colombia)                                                    3,245,100
 ....................................................................................................
               8,805,000   Colt Telecommunications Group PLC
                           sr. disc. notes stepped-coupon zero %
                           (12s, 12/15/01), 2006 (United Kingdom) (STP)                  7,264,125
 ....................................................................................................
               1,370,000   Facilicom International sr. notes
                           Ser. B, 10 1/2s, 2008                                         1,068,600
 ....................................................................................................
               3,625,000   Flag Ltd. 144A sr. notes 8 1/4s,
                           2008 (Bermuda)                                                3,380,304
 ....................................................................................................
                 510,000   Hermes Europe Railtel 144A sr. notes
                           11 1/2s, 2007 (Netherlands)                                     535,500
 ....................................................................................................
               2,110,000   Logix Communications Enterprises
                           sr. notes 12 1/4s, 2008                                       1,899,000
 ....................................................................................................
                 310,000   Long Distance International, Inc.
                           sr. notes 12 1/4s, 2008                                         210,025
 ....................................................................................................
                 970,000   OnePoint Communications Corp. 144A
                           sr. notes 14 1/2s, 2008                                         523,800
 ....................................................................................................
               4,045,000   RSL Communications, Ltd. company
                           guaranty 12 1/4s, 2006                                        4,227,025
 ....................................................................................................
                 570,000   RSL Communications, Ltd. company
                           guaranty 9 1/8s, 2008                                           520,125
 ....................................................................................................
               1,480,000   RSL Communications, Ltd. 144A
                           10 1/2s, 2008                                                 1,461,500
 ....................................................................................................
               1,865,000   Transtel S.A. 144A pass-through
                           certificates 12 1/2s, 2007 (Colombia)                         1,063,050
 ....................................................................................................
               1,290,000   US Xchange LLC sr. notes 15s, 2008                            1,328,700
 ....................................................................................................
               1,770,000   Versatel Telecom B.V. sr. notes 13 1/4s,
                           2008 (Netherlands)                                            1,831,950
 ....................................................................................................
                 720,000   Versatel Telecom B.V. 144A sr. notes
                           13 1/4s, 2008 (Netherlands)                                     745,200
 ....................................................................................................
               6,910,000   Viatel, Inc. sr. disc. notes stepped-coupon
                           zero % (12 1/2s, 4/15/03), 2008 (STP)                         4,422,400
 ....................................................................................................
               1,480,000   Viatel, Inc. sr. notes 11 1/4s, 2008                          1,502,200
----------------------------------------------------------------------------------------------------
                                                                                        51,127,104
----------------------------------------------------------------------------------------------------
Textiles (0.4%)
 ....................................................................................................
               1,260,000   Polymer Group, Inc. company guaranty
                           Ser. B, 9s, 2007                                              1,206,450
 ....................................................................................................
               1,190,000   Polymer Group, Inc. company guaranty
                           Ser. B, 8 3/4s, 2008                                          1,127,525
 ....................................................................................................
                 320,000   Westpoint Stevens, Inc. sr. notes
                           7 7/8s, 2008                                                    307,200
 ....................................................................................................
               1,000,000   Westpoint Stevens, Inc. sr. notes
                           7 7/8s, 2005                                                    977,500
----------------------------------------------------------------------------------------------------
                                                                                         3,618,675
----------------------------------------------------------------------------------------------------
Transportation (0.2%)
 ....................................................................................................
               3,450,000   Cathay International Ltd. 144A sr. notes
                           13s, 2008 (China)                                             1,276,500
 ....................................................................................................
               1,170,000   Kitty Hawk, Inc. company guaranty
                           9.95s, 2004                                                   1,152,450
----------------------------------------------------------------------------------------------------
                                                                                         2,428,950
----------------------------------------------------------------------------------------------------
Trucking (0.1%)
 ....................................................................................................
                 750,000   Johnstown America Industries, Inc.
                           sr. sub. notes 11 3/4s, 2005                                    791,250
 ....................................................................................................
               1,590,000   Johnstown America Industries, Inc.
                           company guaranty Ser. C, 11 3/4s, 2005                        1,677,450
----------------------------------------------------------------------------------------------------
                                                                                         2,468,700
----------------------------------------------------------------------------------------------------
Wireless Communications (0.6%)
 ....................................................................................................
                 940,000   American Mobile Satellite Corp.
                           company guaranty 12 1/4s, 2008                                  719,100
 ....................................................................................................
                 170,000   Clearnet Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (14 3/4s, 12/15/00), 2005 (STP)                                 154,700
 ....................................................................................................
               1,990,000   Orbital Imaging Corp. sr. notes
                           Ser. B, 11 5/8s, 2005                                         1,810,900
 ....................................................................................................
               1,300,000   Paging Network Do Brasil sr. notes
                           13 1/2s, 2005 (Brazil)                                          533,000
 ....................................................................................................
               5,210,000   Telecorp PCS Inc. 144A sr. disc.
                           notes stepped-coupon zero %,
                           (11 5/8s, 4/15/04), 2009 (STP)                                2,917,600
 ....................................................................................................
               1,000,000   Telesystem International Wireless
                           Inc. sr. disc. notes stepped-coupon
                           Ser. C, zero %, (10 1/2s, 11/1/02),
                           2007 (Canada) (STP)                                             440,000
----------------------------------------------------------------------------------------------------
                                                                                         6,575,300
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $956,088,148)                                        $878,013,626
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (7.7%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Banks (1.0%)
 ....................................................................................................
                 230,000   California Federal Bancorp Inc.
                           Ser. A, $2.281 pfd.                                          $5,980,000
 ....................................................................................................
                  56,820   Chevy Chase Capital Corp. Ser. A,
                           $5.188 pfd. (PIK)                                             3,011,460
 ....................................................................................................
                  20,000   Chevy Chase Savings Bank $3.25 pfd.                             595,000
 ....................................................................................................
                   1,010   First Republic 144A 10.50% pfd.                               1,060,500
----------------------------------------------------------------------------------------------------
                                                                                        10,646,960
----------------------------------------------------------------------------------------------------
Broadcasting (1.9%)
 ....................................................................................................
                  30,812   Capstar Broadcasting, Inc. 144A
                           $12.00 pfd. (PIK)                                             3,620,410
 ....................................................................................................
                  14,658   Capstar Communications, Inc. Ser. E,
                           $12.625 cum. pfd. (PIK)                                       1,817,592
 ....................................................................................................
                  23,075   Citadel Broadcasting Inc. 144A $13.25
                           cum. pfd. (PIK)                                               2,676,700
 ....................................................................................................
                   3,716   Granite Broadcasting 144A
                           $12.75 pfd. (PIK)                                             3,641,680
 ....................................................................................................
                     415   Paxson Communications Corp. 13.25%
                           cum. pfd. (PIK)                                               3,735,000
 ....................................................................................................
                   3,402   Spanish Broadcasting Systems 14.25%
                           cum. pfd. (PIK)                                               3,691,170
----------------------------------------------------------------------------------------------------
                                                                                        19,182,552
----------------------------------------------------------------------------------------------------
Building and Construction (0.8%)
 ....................................................................................................
                  21,620   Brand Scaffold Services, Inc. 144A
                           $3.625 pfd.                                                     648,600
 ....................................................................................................
                     653   CSC Holdings, Inc. Ser. H, $11.75
                           cum. pfd. (PIK)                                                  70,851
 ....................................................................................................
                  64,717   CSC Holdings, Inc. Ser. M, $11.125
                           cum. pfd. (PIK)                                               7,313,021
----------------------------------------------------------------------------------------------------
                                                                                         8,032,472
----------------------------------------------------------------------------------------------------
Cellular Communications (0.4%)
 ....................................................................................................
                   4,580   Dobson Communications 144A
                           $13.00 pfd. (PIK)                                             4,488,400
 ....................................................................................................
                     294   NEXTEL Communications, Inc. Ser. E,
                           11.125% pfd. (PIK)                                              295,470
----------------------------------------------------------------------------------------------------
                                                                                         4,783,870
----------------------------------------------------------------------------------------------------
Computer Services (0.1%)
 ....................................................................................................
                   1,331   Concentric Network Corp. Ser. B,
                           13.50% pfd. (PIK)                                             1,264,450
----------------------------------------------------------------------------------------------------
Electric Utilities (0.1%)
 ....................................................................................................
                  28,588   Public Service Co. of New Hampshire
                           $2.651 1st mtge. pfd.                                           714,700
----------------------------------------------------------------------------------------------------
Insurance and Finance (0.5%)
 ....................................................................................................
                 122,819   CGA Group Ltd. 144A Ser. A,
                           $13.75 pfd. (PIK)                                             3,377,523
 ....................................................................................................
                 790,000   CSBI Capital Trust I 144A company
                           guaranty 11.75% pfd.                                            845,300
 ....................................................................................................
                  12,500   Sinclair Capital $11.625 cum. pfd.                            1,306,250
----------------------------------------------------------------------------------------------------
                                                                                         5,529,073
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.5%)
 ....................................................................................................
                   2,405   Fresenius Medical Capital Trust I
                           company guaranty Ser. D, 9.00% pfd.
                           (Germany)                                                     2,585,375
 ....................................................................................................
                   2,830   Fresenius Medical Capital Trust II
                           company guaranty, 7.875% pfd.
                           (Germany)                                                     2,759,250
----------------------------------------------------------------------------------------------------
                                                                                         5,344,625
----------------------------------------------------------------------------------------------------
Motion Picture Distribution (0.1%)
 ....................................................................................................
                  91,670   Diva Systems Corp. Ser. C, $6.00 pfd.                           550,020
----------------------------------------------------------------------------------------------------
Oil and Gas (0.2%)
 ....................................................................................................
                   1,810   R & B Falcon Corp. $1.387 cv. pfd.                            1,846,200
----------------------------------------------------------------------------------------------------
Packaging and Containers (0.1%)
 ....................................................................................................
                   9,100   Packaging Corp. America 144A
                           $12.375 pfd. (PIK)                                              964,600
----------------------------------------------------------------------------------------------------
Restaurants (0.1%)
 ....................................................................................................
                  31,953   AmeriKing, Inc. $3.25 pfd. (PIK)                                734,919
----------------------------------------------------------------------------------------------------
Telecommunications (1.5%)
 ....................................................................................................
                     235   21st Century Telecom Group 144A
                           $13.75 cum. pfd. (PIK)                                          117,500
 ....................................................................................................
                   1,451   ICG Holdings, Inc. $14.25 pfd. (Canada)                       1,400,215
 ....................................................................................................
                   3,702   ICG Holdings, Inc., 144A $14.00 pfd.
                           (Canada) (PIK)                                                3,442,860
 ....................................................................................................
                   5,232   Intermedia Communication Ser. B,
                           13.50% pfd. (PIK)                                             5,127,360
 ....................................................................................................
                   1,337   IXC Communications, Inc. $12.50 pfd. (PIK)                    1,283,520
 ....................................................................................................
                  41,972   Nextlink Communications, Inc. 144A
                           $7.00 cum. pfd. (PIK)                                         2,119,586
 ....................................................................................................
                   2,990   WinStar Communications, Inc. 144A
                           $14.25 cum. pfd. (PIK)                                        2,421,900
----------------------------------------------------------------------------------------------------
                                                                                        15,912,941
----------------------------------------------------------------------------------------------------
Telephone Services (0.4%)
 ....................................................................................................
                   3,950   Network Plus Corp. 144A $13.50 pfd.                           4,147,500
----------------------------------------------------------------------------------------------------
                           Total Preferred Stocks
                           (cost $78,845,221)                                          $79,654,882
----------------------------------------------------------------------------------------------------
WARRANTS (1.0%) (a) (NON)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                 Expiration Date             Value
 ....................................................................................................
                     200   21st Century Telecom
                           Group 144A                                      2/15/10          $4,000
 ....................................................................................................
                     950   American Mobile Satellite Corp.                  4/1/08          38,000
 ....................................................................................................
                   1,680   Bestel S.A. (Mexico)                            5/15/05           3,360
 ....................................................................................................
                   1,600   Birch Telecommunications,
                           Inc. 144A (PIK)                                 6/15/08           8,000
 ....................................................................................................
                   8,867   Cellnet Data Systems, Inc.                      10/1/07         203,941
 ....................................................................................................
                 122,500   CGA Group Ltd. 144A                             2/11/07           2,450
 ....................................................................................................
                   2,175   Club Regina, Inc. 144A                          12/1/04           2,175
 ....................................................................................................
                   8,805   Colt Telecommunications
                           Group PLC                                      12/31/06       3,522,000
 ....................................................................................................
                  24,840   Consorcio Ecuatoriano
                           144A (Ecuador)                                  10/1/00           2,484
 ....................................................................................................
                   2,145   Diva Systems Corp.                              5/15/06         519,090
 ....................................................................................................
                  21,021   Diva Systems Corp.                               3/1/08         252,252
 ....................................................................................................
                  48,150   DTI Holdings Inc.                                3/1/08             482
 ....................................................................................................
                      30   E. Spire Communications, Inc.                   11/1/05             450
 ....................................................................................................
                   4,700   Econophone, Inc. 144A                            7/1/07         282,000
 ....................................................................................................
                   1,560   Epic Resorts                                    6/15/05              16
 ....................................................................................................
                   1,345   Esat Holdings, Inc. (Ireland)                    2/1/07          95,495
 ....................................................................................................
                   5,960   Firstworld Communication                        4/15/08         298,000
 ....................................................................................................
                   1,890   Globalstar Telecommunications                   2/15/04         103,950
 ....................................................................................................
                   4,735   Hyperion Telecommunications
                           144A                                            4/15/01         362,819
 ....................................................................................................
                  24,750   ICG Communications                             10/15/05         476,438
 ....................................................................................................
                   1,880   Insilco Holding Co.                             8/15/08              19
 ....................................................................................................
                   2,590   Interact Systems, Inc.                           8/1/03              26
 ....................................................................................................
                   3,240   Intermedia Communications                        6/1/00         210,600
 ....................................................................................................
                   1,360   International Wireless
                           Communications Holdings 144A                    8/15/01               7
 ....................................................................................................
                   1,500   Iridium World Com 144A                          7/15/05             750
 ....................................................................................................
                   6,794   KMC Telecom Holdings, Inc.                      4/15/08          20,382
 ....................................................................................................
                   6,100   Knology Holdings, Inc. 144A                    10/15/07          13,725
 ....................................................................................................
                     310   Long Distance
                           International, Inc. 144A                        4/13/08             620
 ....................................................................................................
                   6,920   McCaw International Ltd.                        4/15/07          27,680
 ....................................................................................................
                   1,850   Mediq Inc. 144A                                  6/1/09              19
 ....................................................................................................
                     765   Metronet Communications
                           144A                                            8/15/07          57,375
 ....................................................................................................
                     500   MGC Communications, Inc.
                           144A                                            10/1/04          58,000
 ....................................................................................................
                  30,613   Network Plus Corp.                             12/31/00         592,352
 ....................................................................................................
                     970   Onepoint Communications, Inc.                    6/1/08             970
 ....................................................................................................
                   1,990   Orbital Imaging Corp. 144A                       3/1/05          59,700
 ....................................................................................................
                   3,895   Orion Network Systems                           1/15/07          45,766
 ....................................................................................................
                   7,130   Pagemart, Inc. 144A                            12/31/03          57,040
 ....................................................................................................
                   3,420   Pathnet, Inc. 144A                              4/15/08          34,200
 ....................................................................................................
                   3,200   Paxson Communications
                           Corp. 144A                                      6/30/03              32
 ....................................................................................................
                  14,880   Powertel, Inc.                                   2/1/06          59,520
 ....................................................................................................
                  18,480   Rhythms Netcon 144A                             5/15/08       3,107,227
 ....................................................................................................
                   1,790   Startec Global
                           Communications Corp.                            5/15/08           1,790
 ....................................................................................................
                     960   Sterling Chemicals Holdings                     8/15/08          14,400
 ....................................................................................................
                   1,330   Telehub Communications Corp.                    7/31/05          39,900
 ....................................................................................................
                   6,950   UIH Australia/Pacific, Inc. 144A                5/15/06          13,900
 ....................................................................................................
                  19,720   USN Communications Inc.                         8/15/04             197
 ....................................................................................................
                   2,490   Versatel Telecom B.V. 144A
                           (Netherlands)                                   5/15/08         124,500
 ....................................................................................................
                   1,950   WAM!NET, Inc.                                    3/1/05          44,363
 ....................................................................................................
                   1,650   Wireless One, Inc.                             10/19/00               8
 ....................................................................................................
                 304,700   Wright Medical
                           Technology, Inc. 144A                           6/30/03               3
----------------------------------------------------------------------------------------------------
                           Total Warrants
                           (cost $3,387,487)                                           $10,762,473
----------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.9%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
                $665,000   Argosy Gaming cv. sub. notes 12s, 2001                         $678,300
 ....................................................................................................
                 652,000   GST Telecommunications, Inc. cv.
                           sr. disc. notes stepped-coupon zero %
                           (13 7/8s, 12/15/00), 2005 (STP)                                 749,800
 ....................................................................................................
               1,030,000   Integrated Device Technology, Inc.
                           cv. sub. notes 5 1/2s, 2002                                     834,300
 ....................................................................................................
               1,000,000   LAM Research Corp. cv. sub. notes
                           5s, 2002                                                        937,500
 ....................................................................................................
                 900,000   LAM Research Corp. 144A cv. sub.
                           notes 5s, 2002                                                  843,750
 ....................................................................................................
               3,000,000   Micron Technology, Inc cv. 6 1/2s, 2005                       2,295,000
 ....................................................................................................
               4,070,000   Total Renal Care Holdings, Inc. 144A
                           cv. 7s, 2009                                                  3,337,400
----------------------------------------------------------------------------------------------------
                           Total Convertible Bonds and Notes
                           (cost $9,136,421)                                            $9,676,050
----------------------------------------------------------------------------------------------------
UNITS (0.6%) (a)
----------------------------------------------------------------------------------------------------
Number of Units                                                                                Value
 ....................................................................................................
                   2,510   Network Plus Corp. units pfd.
                           13 1/4s, 2009                                                $2,566,475
 ....................................................................................................
               1,470,000   Tele1 Europe BV 144A units 13s, 2009                          1,528,800
 ....................................................................................................
                   2,695   XCL Ltd. units sr. sec. notes 13 1/2s, 2004                   1,670,900
 ....................................................................................................
                  13,850   XCL Ltd. 144A units cum. pfd. zero % (PIK)                      193,900
----------------------------------------------------------------------------------------------------
                           Total Units (cost $7,862,250)                                $5,960,075
----------------------------------------------------------------------------------------------------
COMMON STOCKS (0.6%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                   6,769   Allegiance Telecom, Inc. (NON)                                 $371,449
 ....................................................................................................
                  25,000   American Mobile Satellite Corp. (NON)                           409,375
 ....................................................................................................
                     750   AmeriKing, Inc. (NON)                                            30,000
 ....................................................................................................
                   4,275   Axia Holding Inc. 144A (PIK)                                     59,850
 ....................................................................................................
                 209,363   Celcaribe (NON)                                                 130,852
 ....................................................................................................
                 606,498   Celcaribe S.A. 144A (Colombia) (NON)                          1,061,372
 ....................................................................................................
                  50,680   CellNet Data Systems, Inc. (NON)                                456,120
 ....................................................................................................
                  16,000   French Fragrances Inc. (NON)                                    117,000
 ....................................................................................................
                  20,016   Hedstrom Holdings, Inc. 144A                                     20,016
 ....................................................................................................
                     592   Mothers Work, Inc. (NON)                                          7,696
 ....................................................................................................
                   1,500   Paging Do Brazil Holdings Co., LLC
                           144A Class B (Brazil)                                                15
 ....................................................................................................
                     665   Premium Holdings (L.P.) 144A (NON)                                2,493
 ....................................................................................................
                 157,853   PSF Holdings LLC Class A (NON)                                1,933,699
 ....................................................................................................
                     696   Spanish Broadcasting System, Inc.                               417,300
 ....................................................................................................
                  15,000   Specialty Foods Acquisition Corp. (NON)                             750
 ....................................................................................................
                  28,955   Viatel, Inc. (NON)                                            1,625,083
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $9,203,606)                                            $6,643,070
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.6%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                  12,800   Chancellor Media Corp. $3.00
                           cv. cum. pfd.                                                $1,409,600
 ....................................................................................................
                  11,670   Chesapeake Energy Corp. $3.50
                           cum. cv. pfd.                                                   284,456
 ....................................................................................................
                  54,170   Global Telesystems, Inc. 144A $3.625
                           cv. pfd.                                                      3,548,135
 ....................................................................................................
                     107   Paxson Communications Corp. 144A
                           $9.75 cv. pfd. (PIK)                                          1,070,000
 ....................................................................................................
                   2,736   XCL Ltd 144A Ser. A, $9.50 cv. cum. pfd.                         38,304
----------------------------------------------------------------------------------------------------
                           Total Convertible Preferred Stocks
                           (cost $6,042,284)                                            $6,350,495
----------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $2,900,000   Criimi Mae Commercial Mortgage Trust
                           Ser. 1998-C1, Class C, 7s, 2012                              $2,040,648
 ....................................................................................................
               1,592,850   Freddie Mac Ser. 2076, Class PI, IO,
                           6 1/2s, 2022                                                   $258,091
 ....................................................................................................
               2,068,796   Freddie Mac Strip Ser. 201, Interest
                           Only (IO), 6s, 2029                                             651,024
 ....................................................................................................
                 900,000   GS Mortgage Securities Corp.
                           Ser. 1999-FL2A, Class G, 7.03s, 2013                            836,719
 ....................................................................................................
               2,125,786   Merrill Lynch Mortgage Investors,
                           Inc. Ser. 96-C2, IO, 1.5239s, 2028                              153,042
 ....................................................................................................
              18,023,197   Mortgage Capital Funding, Inc.
                           Ser. 98-MC1, Class X, IO 0.86s, 2009                            709,663
----------------------------------------------------------------------------------------------------
                           Total Collateralized Mortgage Obligations
                           (cost $4,706,489)                                            $4,649,187
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.1%) (a) (cost $10,997,000)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $10,997,000   Interest in $402,952,000 joint repurchase
                           agreement dated June 30, 1999 with
                           Merrill Lynch, Pierce, Fenner & Smith, Inc.
                           due July 1, 1999 with respect to various
                           U.S. Treasury obligations -- maturity
                           value of $10,998,436 for an effective
                           yield of 4.70%                                              $10,997,000
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $1,086,268,906)(b)                                 $1,012,706,858
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Income Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
CORPORATE BONDS AND NOTES (51.8%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
Advertising (0.3%)
 ....................................................................................................
                $830,000   Adams Outdoor Advertising sr. notes
                           10 3/4s, 2006                                                  $888,100
 ....................................................................................................
               1,000,000   Lamar Advertising Co. company
                           guaranty 8 5/8s, 2007                                         1,015,000
 ....................................................................................................
               1,000,000   Outdoor Systems, Inc. company
                           guaranty 8 7/8s, 2007                                         1,045,000
----------------------------------------------------------------------------------------------------
                                                                                         2,948,100
----------------------------------------------------------------------------------------------------
Aerospace and Defense (1.2%)
 ....................................................................................................
               1,000,000   Argo-Tech Corp. company guaranty
                           8 5/8s, 2007                                                    925,000
 ....................................................................................................
               1,000,000   BE Aerospace, Inc. sr. sub. notes
                           Ser. B, 8s, 2008                                                935,000
 ....................................................................................................
               5,025,000   Boeing Co. deb. 6 5/8s, 2038                                  4,510,189
 ....................................................................................................
               5,175,000   Lockheed Martin Corp. company
                           guaranty 7.45s, 2004                                          5,306,963
 ....................................................................................................
               1,000,000   Sequa Corp. sr. sub. notes 9 3/8s, 2003                       1,015,000
----------------------------------------------------------------------------------------------------
                                                                                        12,692,152
----------------------------------------------------------------------------------------------------
Airlines (1.5%)
 ....................................................................................................
               3,880,000   Atlas Air, Inc. pass-through
                           certificates Ser. 99-1A, 7.2s, 2019                           3,684,060
 ....................................................................................................
               5,580,000   Continental Airlines, Inc. pass-through
                           certificates Ser. 98-2, 6.32s, 2008                           5,277,620
 ....................................................................................................
               1,000,000   Continental Airlines, Inc. sr. notes
                           9 1/2s, 2001                                                  1,034,400
 ....................................................................................................
               6,135,000   Northwest Airlines Corp. pass-through
                           certificates Ser. 99-1A, 6.81s, 2020                          5,750,458
----------------------------------------------------------------------------------------------------
                                                                                        15,746,538
----------------------------------------------------------------------------------------------------
Automotive (2.5%)
 ....................................................................................................
              10,685,000   Chrysler Corp. deb. Ser. B, 7.45s, 2097                      10,633,712
 ....................................................................................................
               2,635,000   Dana Corp. notes 7s, 2029                                     2,421,539
 ....................................................................................................
               2,870,000   Delphi Automotive Systems Corp. deb.
                           7 1/8s, 2029                                                  2,651,507
 ....................................................................................................
                 680,000   Federal Mogul Corp. 144A notes
                           7 3/8s, 2006                                                    639,982
 ....................................................................................................
               1,920,000   Ford Motor Co. deb. 7.4s, 2046                                1,869,466
 ....................................................................................................
               4,150,000   Ford Motor Co. bonds 6 5/8s, 2028                             3,735,747
 ....................................................................................................
               1,000,000   Hayes Wheels International, Inc. 144A
                           sr. sub. notes 9 1/8s, 2007                                   1,005,000
 ....................................................................................................
               1,000,000   Lear Corp. sub. notes 9 1/2s, 2006                            1,092,500
 ....................................................................................................
               1,000,000   Safety Components International, Inc.
                           sr. sub. notes Ser. B, 10 1/8s, 2007                            890,000
----------------------------------------------------------------------------------------------------
                                                                                        24,939,453
----------------------------------------------------------------------------------------------------
Banks (3.4%)
 ....................................................................................................
              11,500,000   Bank of America Corp. sr. notes
                           5 7/8s, 2009                                                 10,574,020
 ....................................................................................................
               3,250,000   Dresdner Funding Trust I 144A notes
                           8.151s, 2031                                                  3,219,580
 ....................................................................................................
               3,790,000   Firstar Capital Trust I company guaranty
                           Ser. B, 8.32s, 2026                                           3,847,722
 ....................................................................................................
               4,200,000   Merita Bank Ltd. sub. notes 6 1/2s,
                           2006 (Finland)                                                4,050,060
 ....................................................................................................
               1,000,000   Riggs Capital Trust 144A company
                           guaranty 8 7/8s, 2027                                           969,620
 ....................................................................................................
               7,000,000   Scotland International Finance 144A
                           sub. notes 8.85s, 2006 (Netherlands)                          7,610,750
 ....................................................................................................
               3,915,000   Sovereign Bancorp, Inc. sr. notes
                           6 5/8s, 2001                                                  3,899,223
----------------------------------------------------------------------------------------------------
                                                                                        34,170,975
----------------------------------------------------------------------------------------------------
Basic Industrial Products (0.3%)
 ....................................................................................................
               1,855,000   American Standard Companies, Inc.
                           sr. notes 7 3/8s, 2008                                        1,743,700
 ....................................................................................................
                 500,000   Ball Corp. company guaranty
                           8 1/4s, 2008                                                    487,500
 ....................................................................................................
               1,000,000   Owens-Illinois, Inc. sr. notes 8.1s, 2007                       993,790
----------------------------------------------------------------------------------------------------
                                                                                         3,224,990
----------------------------------------------------------------------------------------------------
Broadcasting (1.0%)
 ....................................................................................................
               1,150,000   Capstar Broadcasting sr. sub. notes
                           9 1/4s, 2007                                                  1,188,813
 ....................................................................................................
               2,715,000   CBS Corp. sr. notes 7.15s, 2005                               2,708,213
 ....................................................................................................
                 910,000   Chancellor Media Corp. company
                           guaranty 8s, 2008                                               896,350
 ....................................................................................................
               1,000,000   Granite Broadcasting Corp. sr. sub.
                           notes 8 7/8s, 2008                                              970,000
 ....................................................................................................
               1,000,000   Jacor Communications, Inc. company
                           guaranty Ser. B, 8 3/4s, 2007                                 1,062,500
 ....................................................................................................
               1,000,000   Sinclair Broadcast Group, Inc. sr. sub.
                           notes 8 3/4s, 2007                                              980,000
 ....................................................................................................
               1,000,000   Time Warner Telecom Inc. sr. notes
                           9 3/4s, 2008                                                  1,025,000
 ....................................................................................................
               1,000,000   Young Broadcasting Inc. company
                           guaranty Ser. B, 8 3/4s, 2007                                   970,000
----------------------------------------------------------------------------------------------------
                                                                                         9,800,876
----------------------------------------------------------------------------------------------------
Building and Construction (--%)
 ....................................................................................................
                 460,000   D.R. Horton, Inc. company guaranty
                           8s, 2009                                                        434,700
----------------------------------------------------------------------------------------------------
Business Equipment and Services (0.7%)
 ....................................................................................................
               4,188,760   Federal Express Corp. pass-through
                           certificates Ser. 98-1A, 6.72s, 2022                          3,997,794
 ....................................................................................................
               1,000,000   Iron Mountain, Inc. company guaranty
                           8 3/4s, 2009                                                    987,500
 ....................................................................................................
               1,000,000   Pierce Leahy Corp. sr. sub. notes
                           11 1/8s, 2006                                                 1,110,000
 ....................................................................................................
                  90,000   United Stationer Supply, Inc. sr. sub.
                           notes 8 3/8s, 2008                                               85,725
 ....................................................................................................
               1,000,000   U.S. Office Products Co. company
                           guaranty 9 3/4s, 2008                                           665,000
----------------------------------------------------------------------------------------------------
                                                                                         6,846,019
----------------------------------------------------------------------------------------------------
Cable Television (0.9%)
 ....................................................................................................
               1,000,000   Adelphia Communications Corp. sr.
                           notes Ser. B, 9 7/8s, 2007                                    1,045,000
 ....................................................................................................
                  60,000   Century Communications Corp. sr.
                           notes 8 7/8s, 2007                                               60,000
 ....................................................................................................
                 180,000   Century Communications Corp. sr.
                           notes 8 3/4s, 2007                                              178,200
 ....................................................................................................
               1,760,000   Charter Communications Holdings LLC
                           144A sr. notes 8 5/8s, 2009                                   1,685,200
 ....................................................................................................
               1,000,000   CSC Holdings, Inc. sr. notes 7 7/8s, 2007                       992,640
 ....................................................................................................
                 500,000   CSC Holdings, Inc. sr. notes 7 1/4s, 2008                       476,350
 ....................................................................................................
               1,000,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (10 3/4s, 2/15/02), 2007
                           (United Kingdom) (STP)                                          776,250
 ....................................................................................................
               1,050,000   Lenfest Communications, Inc. sr. notes
                           8 3/8s, 2005                                                  1,096,652
 ....................................................................................................
               1,000,000   Lenfest Communications, Inc. sr. sub.
                           notes 10 1/2s, 2006                                           1,150,000
 ....................................................................................................
               1,000,000   SFX Broadcasting, Inc. sr. sub. notes
                           Ser. B, 10 3/4s, 2006                                         1,087,500
 ....................................................................................................
               1,000,000   Telewest Communications PLC deb.
                           9 5/8s, 2006 (United Kingdom)                                 1,030,000
----------------------------------------------------------------------------------------------------
                                                                                         9,577,792
----------------------------------------------------------------------------------------------------
Cellular Communications (0.1%)
 ....................................................................................................
                 570,000   NEXTEL Communications, Inc. sr. notes
                           12s, 2008                                                       641,250
----------------------------------------------------------------------------------------------------
Chemicals (1.2%)
 ....................................................................................................
               2,595,000   DSM NV 144A notes 6 1/4s, 2004
                           (Netherlands)                                                 2,513,517
 ....................................................................................................
                 920,000   Lyondell Petrochemical Co. 144A
                           sec. notes 9 5/8s, 2007                                         941,850
 ....................................................................................................
               2,210,000   Monsanto Co. 144A deb. 6.6s, 2028                             1,990,326
 ....................................................................................................
               3,100,000   Nova Chemicals Corp. deb. 7s, 2026
                           (Canada)                                                      3,062,180
 ....................................................................................................
                 750,000   Pioneer Americas Acquisition 144A
                           sr. notes 9 1/4s, 2007                                          630,000
 ....................................................................................................
               2,550,000   Rohm & Haas Co. 144A deb. 7.85s, 2029                         2,591,642
----------------------------------------------------------------------------------------------------
                                                                                        11,729,515
----------------------------------------------------------------------------------------------------
Computer Services (0.1%)
 ....................................................................................................
               1,000,000   Unisys Corp. sr. notes 7 7/8s, 2008                           1,015,000
----------------------------------------------------------------------------------------------------
Computers (0.6%)
 ....................................................................................................
               6,520,000   IBM Corp. deb. 7 1/8s, 2096                                   6,334,571
----------------------------------------------------------------------------------------------------
Conglomerates (1.8%)
 ....................................................................................................
               3,411,000   Allied Corp. notes 6 1/8s, 2005                               3,265,555
 ....................................................................................................
               5,205,000   TRW, Inc. 144A notes 7 3/4s, 2029                             5,084,608
 ....................................................................................................
              10,100,000   Tyco International Ltd. company
                           guaranty 6 3/8s, 2005                                         9,879,113
----------------------------------------------------------------------------------------------------
                                                                                        18,229,276
----------------------------------------------------------------------------------------------------
Consumer Services (0.5%)
 ....................................................................................................
                 740,000   Hertz Corp. notes 6 1/4s, 2009                                  689,510
 ....................................................................................................
               3,875,000   Hertz Corp. sr. notes 6 1/2s, 2006                            3,760,261
 ....................................................................................................
                 850,000   Service Corp. International notes 6s, 2005                      784,040
----------------------------------------------------------------------------------------------------
                                                                                         5,233,811
----------------------------------------------------------------------------------------------------
Cosmetics (0.2%)
 ....................................................................................................
               1,000,000   French Fragrances, Inc. sr. notes
                           Ser. B, 10 3/8s, 2007                                         1,020,000
 ....................................................................................................
               1,000,000   Revlon Consumer Products sr. sub.
                           notes 8 5/8s, 2008                                              945,000
----------------------------------------------------------------------------------------------------
                                                                                         1,965,000
----------------------------------------------------------------------------------------------------
Electric Utilities (2.1%)
 ....................................................................................................
               3,895,000   Aes Eastern Energy 144A pass-through
                           certificates 9s, 2017                                         3,811,803
 ....................................................................................................
               3,610,000   Arizona Public Service Co. sr. notes
                           6 3/4s, 2006                                                  3,574,730
 ....................................................................................................
               1,140,000   Cleveland Electric Illuminating Co.
                           1st mtge. 6.86s, 2008                                         1,096,463
 ....................................................................................................
               1,073,274   Midland Funding Corp. I deb.
                           Ser. C-94, 10.33s, 2002                                       1,125,263
 ....................................................................................................
               1,295,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. G, 7 3/4s, 2008                                          1,337,502
 ....................................................................................................
                 828,264   Northeast Utilities System notes
                           Ser. A, 8.58s, 2006                                             824,015
 ....................................................................................................
               4,000,000   Southwestern Public Service Co.
                           1st mtge. 8.2s, 2022                                          4,223,080
 ....................................................................................................
               5,000,000   West Penn. Power Co. 1st mtge.
                           7 7/8s, 2022                                                  5,051,650
----------------------------------------------------------------------------------------------------
                                                                                        21,044,506
----------------------------------------------------------------------------------------------------
Electronic Components (--%)
 ....................................................................................................
                 500,000   Flextronics International Ltd.
                           sr. sub. notes Ser. B, 8 3/4s, 2007                             497,500
----------------------------------------------------------------------------------------------------
Energy-Related (0.5%)
 ....................................................................................................
               5,000,000   KN Capital Trust III company guaranty
                           7.63s, 2028                                                   4,240,500
 ....................................................................................................
                 350,000   York Power Funding 144A notes 12s,
                           2007 (Cayman Islands)                                           350,000
----------------------------------------------------------------------------------------------------
                                                                                         4,590,500
----------------------------------------------------------------------------------------------------
Entertainment (1.2%)
 ....................................................................................................
                 420,000   ITT Corp. notes 6 3/4s, 2005                                    384,451
 ....................................................................................................
               7,000,000   News America Holdings, Inc. deb.
                           7 3/4s, 2045                                                  6,596,310
 ....................................................................................................
               1,000,000   Premier Parks, Inc. sr. notes 9 1/4s, 2006                      990,000
 ....................................................................................................
               4,055,000   Walt Disney Co. med. term notes
                           5.62s, 2008                                                   3,742,157
----------------------------------------------------------------------------------------------------
                                                                                        11,712,918
----------------------------------------------------------------------------------------------------
Environmental Control (0.1%)
 ....................................................................................................
               1,000,000   Allied Waste Industries, Inc. company
                           guaranty Ser. B, 7 7/8s, 2009                                   927,500
 ....................................................................................................
                 500,000   Allied Waste Industries, Inc. company
                           guaranty Ser. B, 7 5/8s, 2006                                   463,750
----------------------------------------------------------------------------------------------------
                                                                                         1,391,250
----------------------------------------------------------------------------------------------------
Financial Services (13.4%)
 ....................................................................................................
               5,485,000   AFC Capital Trust company guaranty
                           Ser. B, 8.207s, 2027                                          5,698,750
 ....................................................................................................
               5,145,000   American General Institute 144A
                           company guaranty 8 1/8s, 2046                                 5,395,613
 ....................................................................................................
               3,940,000   Associates Corp. deb. 6.95s, 2018                             3,796,190
 ....................................................................................................
               3,880,000   Capital One Financial Corp. notes
                           7 1/4s, 2006                                                  3,691,413
 ....................................................................................................
               6,270,000   Citicorp sub. notes 6 3/8s, 2008                              5,948,161
 ....................................................................................................
                  30,000   Contifinancial Corp. sr. notes 8 3/8s, 2003                      25,800
 ....................................................................................................
                 290,000   Contifinancial Corp. sr. notes 8 1/8s, 2008                     249,400
 ....................................................................................................
                 440,000   Contifinancial Corp. sr. notes 7 1/2s, 2002                     330,000
 ....................................................................................................
               1,195,000   Countrywide Home Loan Corp. company
                           guaranty 6.935s, 2007                                         1,177,326
 ....................................................................................................
              10,450,000   Countrywide Home Loan Corp. company
                           guaranty med term notes 6 1/4s, 2009                          9,704,915
 ....................................................................................................
               1,250,000   Finova Capital Corp. notes 6 1/4s, 2002                       1,238,263
 ....................................................................................................
               3,840,000   Finova Capital Corp. med-term notes
                           6.11s, 2003                                                   3,778,714
 ....................................................................................................
               2,485,000   Ford Motor Credit Corp. sr. notes
                           5.8s, 2009                                                    2,271,042
 ....................................................................................................
              12,260,000   General Motors Acceptance Corp.
                           sr. unsub. 5.85s, 2009                                       11,248,918
 ....................................................................................................
               5,000,000   Heller Financial Inc. notes 6s, 2004                          4,840,050
 ....................................................................................................
               4,140,000   Household Finance Corp. notes
                           6 1/2s, 2008                                                  3,947,531
 ....................................................................................................
               8,050,000   Household Finance Corp. sr. unsub.
                           5 7/8s, 2009                                                  7,313,747
 ....................................................................................................
               4,000,000   International Lease Finance Corp.
                           notes 6 1/2s, 1999                                            4,005,280
 ....................................................................................................
               4,080,000   Lehman Brothers Holdings, Inc. notes
                           6 1/4s, 2003                                                  3,975,470
 ....................................................................................................
               7,000,000   Lehman Brothers Holdings, Inc. notes
                           6 5/8s, 2004                                                  6,818,980
 ....................................................................................................
               2,740,000   Merey Sweeney L.P. 144A sr. notes
                           8.85s, 2019                                                   2,808,500
 ....................................................................................................
               2,620,000   Newcourt Credit Group, Inc. 144A
                           company guaranty 7 1/8s, 2003                                 2,664,435
 ....................................................................................................
               2,600,000   Newcourt Credit Group, Inc. 144A
                           notes 6 7/8s, 2005                                            2,544,386
 ....................................................................................................
               2,105,000   Norwest Corp. med. term sr. notes
                           Ser. J, 6 3/4s, 2027                                          1,912,519
 ....................................................................................................
               1,470,000   Orange Cogen Funding 144A company
                           guaranty 8.175s, 2022                                         1,477,350
 ....................................................................................................
               1,000,000   RBF Finance 144A company guaranty
                           11 3/8s, 2009                                                 1,035,000
 ....................................................................................................
                 560,000   RBF Finance 144A company guaranty
                           11s, 2006                                                       576,800
 ....................................................................................................
               2,660,000   Salomon, Inc. sr. notes 6 3/4s, 2003                          2,671,199
 ....................................................................................................
               6,780,000   Sears Roebuck Acceptance Corp. notes
                           6 1/2s, 2028                                                  5,918,465
 ....................................................................................................
               1,560,000   Sprint Capital Corp. company guaranty
                           6.9s, 2019                                                    1,444,529
 ....................................................................................................
               7,000,000   Sprint Capital Corp. company guaranty
                           6 1/8s, 2008                                                  6,460,230
 ....................................................................................................
               2,070,000   State Street Institution 144A company
                           guaranty 7.94s, 2026                                          2,084,035
 ....................................................................................................
               9,875,000   Sun Life Canada Capital Trust 144A
                           8.526s, 2049                                                  9,986,291
 ....................................................................................................
               6,005,000   Tig Capital Trust I 144A bonds
                           8.597s, 2027                                                  5,330,639
 ....................................................................................................
               1,955,000   Transamerica Capital III bonds
                           7 5/8s, 2037                                                  1,906,145
 ....................................................................................................
               2,905,000   Zurich Capital Trust I 144A company
                           guaranty 8.376s, 2037                                         2,954,908
----------------------------------------------------------------------------------------------------
                                                                                       137,230,994
----------------------------------------------------------------------------------------------------
Food and Beverages (0.9%)
 ....................................................................................................
                 480,000   Aurora Foods, Inc. sr. sub. notes
                           Ser. B, 9 7/8s, 2007                                            498,000
 ....................................................................................................
               1,000,000   Doane Pet Care sr. sub. notes
                           9 3/4s, 2007                                                  1,010,000
 ....................................................................................................
               4,100,000   McDonald's Corp. notes 6s, 2002                               4,079,582
 ....................................................................................................
               3,930,000   Pepsi Bottling Group Inc. 144A sr. notes
                           7s, 2029                                                      3,690,820
 ....................................................................................................
                 180,000   Vlassic Foods Intl. Inc. 144A sr.
                           sub. notes 10 1/4s, 2009                                        177,525
----------------------------------------------------------------------------------------------------
                                                                                         9,455,927
----------------------------------------------------------------------------------------------------
Food Chains (0.1%)
 ....................................................................................................
               1,500,000   Southland Corp. deb. Ser. A, 4 1/2s, 2004                     1,275,000
----------------------------------------------------------------------------------------------------
Gaming (0.7%)
 ....................................................................................................
                 240,000   Argosy Gaming Co. 144A sr. sub. notes
                           10 3/4s, 2009                                                   244,800
 ....................................................................................................
               1,000,000   Circus Circus Enterprises, Inc. sr. notes
                           6.45s, 2006                                                     910,960
 ....................................................................................................
                 350,000   Hollywood Casino Corp. 144A sec. notes
                           11 1/4s, 2007                                                   350,000
 ....................................................................................................
               1,000,000   Hollywood Park Inc. sr. sub. notes
                           Ser. B, 9 1/2s, 2007                                            995,000
 ....................................................................................................
                 260,000   Horseshoe Gaming Holdings 144A
                           sr. sub. notes 8 5/8s, 2009                                     251,550
 ....................................................................................................
               3,575,000   Mashantucket Pequot Tribe 144A bonds
                           Ser. A, FSA, 6.57s, 2013                                      3,267,193
 ....................................................................................................
               1,050,000   Mohegan Tribal Gaming, Auth. sr. sub.
                           notes 8 3/4s, 2009                                            1,034,250
 ....................................................................................................
                 170,000   Park Place Entertainment sr. sub. notes
                           7 7/8s, 2005                                                    161,500
----------------------------------------------------------------------------------------------------
                                                                                         7,215,253
----------------------------------------------------------------------------------------------------
Health Care (0.6%)
 ....................................................................................................
               1,000,000   Columbia/HCA Healthcare Corp. notes
                           7 1/4s, 2008                                                    906,270
 ....................................................................................................
                 500,000   Integrated Health Services, Inc. sr. sub.
                           notes Ser. A, 9 1/4s, 2008                                      358,750
 ....................................................................................................
               1,000,000   MedPartners, Inc. sr. sub. notes
                           6 7/8s, 2000                                                    935,000
 ....................................................................................................
                 770,000   Multicare Cos., Inc. sr. sub. notes 9s, 2007                    523,600
 ....................................................................................................
               1,000,000   Quorum Health Group, Inc. sr. sub.
                           notes 8 3/4s, 2005                                              970,000
 ....................................................................................................
                 340,000   Sun Healthcare Group, Inc. sr. sub.
                           notes Ser. B, 9 1/2s, 2007 (In default) (NON)                    51,000
 ....................................................................................................
               1,050,000   Tenet Healthcare Corp. sr. sub. notes
                           8 5/8s, 2007                                                  1,023,750
 ....................................................................................................
               1,430,000   Tenet Healthcare Corp. sr. notes 8s, 2005                     1,387,100
----------------------------------------------------------------------------------------------------
                                                                                         6,155,470
----------------------------------------------------------------------------------------------------
Insurance (4.0%)
 ....................................................................................................
               3,355,000   AFLAC Inc. sr. notes 6 1/2s, 2009                             3,196,443
 ....................................................................................................
               8,000,000   AMBAC Indemnity Corp. deb.
                           9 3/8s, 2011                                                  9,366,000
 ....................................................................................................
               4,295,000   Conseco Financing Trust II company
                           guaranty 8.7s, 2026                                           3,870,740
 ....................................................................................................
               2,585,000   Conseco Inc. sr. notes Ser. B, 7.6s, 2001                     2,588,541
 ....................................................................................................
               2,000,000   Fletcher Challenge Finance USA Ltd.
                           gtd. notes 9s, 1999 (New Zealand)                             2,011,180
 ....................................................................................................
               1,000,000   GS Escrow Corp. sr. notes 7 1/8s, 2005                          961,050
 ....................................................................................................
                 250,000   GS Escrow Corp. sr. notes 6 3/4s, 2001                          245,160
 ....................................................................................................
               6,030,000   Hartford Life, Inc. deb. 7.65s, 2027 (ITT)                    6,072,753
 ....................................................................................................
               2,970,000   Hartford Life, Inc. notes 7.1s, 2007 (ITT)                    2,968,396
 ....................................................................................................
               2,325,000   Presidential Life Corp. sr. notes
                           7 7/8s, 2009                                                  2,290,125
 ....................................................................................................
               3,980,000   Provident Companies, Inc. bonds
                           7.405s, 2038                                                  3,729,260
 ....................................................................................................
               3,475,000   Prudential Insurance Co. 144A
                           6 7/8s, 2003                                                  3,486,259
----------------------------------------------------------------------------------------------------
                                                                                        40,785,907
----------------------------------------------------------------------------------------------------
Lodging (0.2%)
 ....................................................................................................
               1,000,000   HMH Properties, Inc. company guaranty
                           Ser. B, 7 7/8s, 2008                                            917,500
 ....................................................................................................
               1,250,000   Host Marriott Travel Plaza sr. notes
                           Ser. B, 9 1/2s, 2005                                          1,250,000
----------------------------------------------------------------------------------------------------
                                                                                         2,167,500
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.1%)
 ....................................................................................................
               1,000,000   ALARIS Medical Systems, Inc. company
                           guaranty 9 3/4s, 2006                                           990,000
----------------------------------------------------------------------------------------------------
Motion Picture Distribution (--%)
 ....................................................................................................
                 345,000   Cinemark USA, Inc. sr. sub. notes
                           8 1/2s, 2008 (Mexico)                                           324,300
----------------------------------------------------------------------------------------------------
Networking (--%)
 ....................................................................................................
                  60,000   Exodus Communications, Inc. 144A
                           sr. notes 11 1/4s, 2008                                          62,550
----------------------------------------------------------------------------------------------------
Office Equipment (0.5%)
 ....................................................................................................
               5,555,000   Newell Co. notes 6.35s, 2008                                  5,350,798
----------------------------------------------------------------------------------------------------
Oil and Gas (3.2%)
 ....................................................................................................
               2,220,000   Alliance Pipeline L.P. 144A sr. notes
                           7.77s, 2015 (Canada)                                          2,236,650
 ....................................................................................................
               2,550,000   Conoco, Inc. sr. notes 6.95s, 2029                            2,387,361
 ....................................................................................................
               1,295,000   El Paso Energy Corp. sr. notes 6 3/4s, 2009                   1,243,848
 ....................................................................................................
                 500,000   Gulf Canada Resources Ltd. sr. sub.
                           notes 9 5/8s, 2005 (Canada)                                     510,000
 ....................................................................................................
               2,000,000   Imperial Oil Ltd. deb. 8 3/4s, 2019
                           (Canada)                                                      2,090,180
 ....................................................................................................
               2,395,000   Maritime & NE Pipeline 144A sec. notes
                           7.7s, 2019                                                    2,388,773
 ....................................................................................................
              10,000,000   Norsk Hydro AS deb. 7.15s, 2025
                           (Norway)                                                      9,295,300
 ....................................................................................................
               4,015,000   Norsk Hydro ASA notes 6.36s, 2009
                           (Norway)                                                      3,776,188
 ....................................................................................................
               3,040,000   Petro Geo-Services sr. notes 7 1/8s,
                           2028 (Norway)                                                 2,722,472
 ....................................................................................................
               1,000,000   Snyder Oil Corp. sr. sub. notes
                           8 3/4s, 2007                                                    990,000
 ....................................................................................................
               5,000,000   Trans-Canada PipeLines Ltd. deb.
                           8 5/8s, 2012 (Canada)                                         5,487,950
----------------------------------------------------------------------------------------------------
                                                                                        33,128,722
----------------------------------------------------------------------------------------------------
Packaging and Containers (0.1%)
 ....................................................................................................
                 600,000   Packaging Corp. 144A sr. sub. notes
                           9 5/8s, 2009                                                    606,000
----------------------------------------------------------------------------------------------------
Paper and Forest Products (0.3%)
 ....................................................................................................
                 710,000   Boise Cascade Co. med. term notes
                           Ser. A, 7.43s, 2005                                             668,664
 ....................................................................................................
               1,000,000   Consumers International 144A sr. notes
                           10 1/4s, 2005                                                 1,020,000
 ....................................................................................................
                 260,000   Pacifica Papers, Inc. 144A sr. notes
                           10s, 2009 (Canada)                                              267,800
 ....................................................................................................
               1,000,000   Republic Group, Inc. sr. sub. notes
                           9 1/2s, 2008                                                    980,000
 ....................................................................................................
                 520,000   Tembec Industries, Inc. company
                           guaranty 8 5/8s, 2009 (Canada)                                  514,800
----------------------------------------------------------------------------------------------------
                                                                                         3,451,264
----------------------------------------------------------------------------------------------------
Pharmaceuticals (0.1%)
 ....................................................................................................
               1,000,000   ICN Pharmaceuticals, Inc. 144A sr. notes
                           9 1/4s, 2005                                                  1,008,750
----------------------------------------------------------------------------------------------------
Publishing (0.2%)
 ....................................................................................................
               1,000,000   Garden State Newspapers, Inc. sr. sub.
                           notes Ser. B, 8 3/4s, 2009                                      950,000
 ....................................................................................................
                 850,000   Hollinger International Publishing, Inc.
                           company guaranty 9 1/4s, 2007                                   869,125
----------------------------------------------------------------------------------------------------
                                                                                         1,819,125
----------------------------------------------------------------------------------------------------
Railroads (0.5%)
 ....................................................................................................
               5,000,000   CSX Corp. deb. 7.95s, 2027                                    5,167,450
----------------------------------------------------------------------------------------------------
Real Estate (1.1%)
 ....................................................................................................
               3,000,000   Avalon Properties, Inc. notes
                           6 7/8s, 2007 (R)                                              2,860,320
 ....................................................................................................
               5,000,000   EOP Operating L.P. notes 6.8s, 2009                           4,709,150
 ....................................................................................................
               2,280,000   Omega Healthcare Investors, Inc.
                           notes 6.95s, 2002                                             2,195,663
 ....................................................................................................
               1,000,000   Tanger Properties Ltd. partnership gtd.
                           notes 8 3/4s, 2001                                            1,000,050
----------------------------------------------------------------------------------------------------
                                                                                        10,765,183
----------------------------------------------------------------------------------------------------
Restaurants (0.1%)
 ....................................................................................................
                 930,000   Tricon Global Restaurants, Inc. sr. notes
                           7.45s, 2005                                                     928,187
----------------------------------------------------------------------------------------------------
Retail (0.9%)
 ....................................................................................................
               7,000,000   Federated Department Stores, Inc.
                           notes 6.3s, 2009                                              6,531,000
 ....................................................................................................
                 600,000   K mart Corp. med. term notes
                           7.76s, 2002                                                     587,052
 ....................................................................................................
                 400,000   K mart Corp. med. term notes
                           7.74s, 2002                                                     391,276
 ....................................................................................................
               1,000,000   NBTY Inc. 144A sr. sub. notes
                           8 5/8s, 2007                                                    862,500
 ....................................................................................................
                 500,000   William Carter Holdings Co. sr. sub. notes
                           Ser. A, 10 3/8s, 2006                                           510,000
----------------------------------------------------------------------------------------------------
                                                                                         8,881,828
----------------------------------------------------------------------------------------------------
Semiconductors (0.2%)
 ....................................................................................................
                 340,000   Amkor Technologies, Inc. 144A sr. notes
                           9 1/4s, 2006                                                    330,650
 ....................................................................................................
               2,000,000   Fairchild Semiconductor Corp. sr. sub.
                           notes 10 1/8s, 2007                                           1,940,000
----------------------------------------------------------------------------------------------------
                                                                                         2,270,650
----------------------------------------------------------------------------------------------------
Shipping (--%)
 ....................................................................................................
                  30,000   Johnstown America Industries, Inc.
                           company guaranty Ser. C, 11 3/4s, 2005                           31,650
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.5%)
 ....................................................................................................
               4,980,000   US West Capital Funding, Inc. company
                           guaranty 6 1/4s, 2005                                         4,826,965
----------------------------------------------------------------------------------------------------
Steel (0.1%)
 ....................................................................................................
                 530,000   AK Steel Corp. 144A sr. notes
                           7 7/8s, 2009                                                    508,800
 ....................................................................................................
                 400,000   California Steel Industries 144A sr. notes
                           8 1/2s, 2009                                                    392,000
----------------------------------------------------------------------------------------------------
                                                                                           900,800
----------------------------------------------------------------------------------------------------
Telecommunications (0.8%)
 ....................................................................................................
                 140,000   Birch Telecommunications, Inc. sr. notes
                           14s, 2008                                                       133,700
 ....................................................................................................
                 400,000   CapRock Communications Corp. 144A
                           sr. notes 11 1/2s, 2009                                         404,000
 ....................................................................................................
                 245,000   Covad Communications Group, Inc.
                           sr. disc. notes stepped-coupon Ser. B,
                           zero % (13 1/2s, 03/15/03), 2008 (STP)                          134,138
 ....................................................................................................
               2,000,000   ICG Services, Inc. sr. disc. notes
                           stepped-coupon zero %
                           (9 7/8s, 5/1/03), 2008 (STP)                                  1,060,000
 ....................................................................................................
               1,330,000   Intermedia Communications, Inc.
                           sr. disc. notes stepped-coupon Ser. B,
                           zero % (11 1/4s, 7/15/02), 2007 (STP)                           944,300
 ....................................................................................................
               1,210,000   Intermedia Communications, Inc.
                           sr. notes Ser. B, 8.6s, 2008                                  1,113,200
 ....................................................................................................
                 550,000   International Cabletel, Inc. sr. notes
                           stepped-coupon Ser. B, zero %
                           (11 1/2s, 2/01/01), 2006 (STP)                                  478,500
 ....................................................................................................
               1,000,000   MetroNet Communications Corp.
                           sr. notes 12s, 2007 (Canada)                                  1,140,000
 ....................................................................................................
                 340,000   NorthEast Optic Network, Inc. sr. notes
                           12 3/4s, 2008                                                   350,200
 ....................................................................................................
                 310,000   NTL Inc. sr. notes Ser. B, 10s, 2007
                           (United Kingdom)                                                319,300
 ....................................................................................................
               1,000,000   Qwest Communications International,
                           Inc. sr. disc. notes stepped-coupon
                           zero % (8.29s, 2/1/03), 2008 (STP)                              752,900
 ....................................................................................................
               1,130,000   TCI Communications Inc deb. 8 3/4s, 2015                      1,280,211
 ....................................................................................................
                 120,000   Telehub Communications Corp. company
                           guaranty stepped-coupon zero %
                           (13 7/8s, 7/31/02), 2005 (STP)                                   79,200
----------------------------------------------------------------------------------------------------
                                                                                         8,189,649
----------------------------------------------------------------------------------------------------
Telephone Services (0.4%)
 ....................................................................................................
                 730,000   Call-Net Enterprises, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (10.8s, 5/15/04), 2009 (Canada) (STP)                           401,500
 ....................................................................................................
                  60,000   Call-Net Enterprises, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (9.27s, 8/15/02), 2007 (Canada) (STP)                            38,100
 ....................................................................................................
                 660,000   Call-Net Enterprises, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (8.94s, 8/15/03), 2008 (Canada) (STP)                           367,950
 ....................................................................................................
                 370,000   Flag Ltd. 144A sr. notes 8 1/4s, 2008
                           (Bermuda)                                                       345,025
 ....................................................................................................
               1,000,000   McLeodUSA, Inc. 144A sr. notes
                           8 1/8s, 2009                                                    930,000
 ....................................................................................................
               1,935,000   U S West, Inc. notes 5 5/8s, 2008                             1,754,426
----------------------------------------------------------------------------------------------------
                                                                                         3,837,001
----------------------------------------------------------------------------------------------------
Tobacco (1.3%)
 ....................................................................................................
               5,000,000   Imperial Tobacco Global company
                           guaranty, 7 1/8s, 2009                                        4,769,950
 ....................................................................................................
               3,865,000   Philip Morris Cos., Inc. notes 7 1/2s, 2004                   3,979,752
 ....................................................................................................
               2,705,000   Philip Morris Cos., Inc. notes 7 1/4s, 2003                   2,756,422
 ....................................................................................................
               1,750,000   Philip Morris Cos., Inc. notes 7 1/8s, 2004                   1,771,350
----------------------------------------------------------------------------------------------------
                                                                                        13,277,474
----------------------------------------------------------------------------------------------------
Utilities (1.3%)
 ....................................................................................................
               1,415,000   CMS Energy Corp. sr. notes 8 1/8s, 2002                       1,441,064
 ....................................................................................................
               3,000,000   Monongahela Power Co. 1st mtge.
                           8 5/8s, 2021                                                  3,168,630
 ....................................................................................................
               7,750,000   Ohio Edison Co. med. term notes
                           7 3/8s, 2023                                                  8,074,338
 ....................................................................................................
               1,000,000   Public Service Co. of New Mexico
                           sr. notes Ser. B, 7 1/2s, 2018                                  977,260
----------------------------------------------------------------------------------------------------
                                                                                        13,661,292
----------------------------------------------------------------------------------------------------
Wireless Communications (--%)
 ....................................................................................................
                 500,000   Allbritton Communications Co. sr. sub.
                           notes Ser. B, 8 7/8s, 2008                                      481,250
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $550,548,174)                                        $529,013,631
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (34.7%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
U.S. Government Agency Mortgage (16.5%)
 ....................................................................................................
              $8,005,749   Federal Home Loan Mortgage Corp.
                           5 1/2s, with due dates from
                           March 1, 2011 to April 1, 2011                               $7,582,885
 ....................................................................................................
                           Federal National Mortgage Association
                           Pass-through Certificates
 ....................................................................................................
               3,579,904     7s, Dwarf, with due dates from
                             January 1, 2008 to February 1, 2013                         3,592,183
 ....................................................................................................
               3,639,768     6 1/2s, Dwarf, with due dates from
                             February 1, 2013 to August 1, 2013                          3,586,296
 ....................................................................................................
              24,372,115     6 1/2s, with due dates from
                             April 1, 2024 to February 15, 2029                         23,517,876
 ....................................................................................................
                  48,232     6s, Dwarf, July 1, 2013                                        46,589
 ....................................................................................................
               9,619,000     5 1/8s, February 13, 2004                                   9,222,216
 ....................................................................................................
                           Government National
                           Mortgage Association
 ....................................................................................................
              30,500,000     7s, TBA, July 15, 2029                                     30,090,080
 ....................................................................................................
                           Government National Mortgage
                           Association Pass-through Certificates
 ....................................................................................................
              39,168,658     8s, with due dates from July 15, 2024
                             to September 15, 2028                                      40,284,280
 ....................................................................................................
               5,680,678     7s, with due dates from
                             March 15, 2023 to April 15, 2028                            5,621,052
 ....................................................................................................
              46,891,909     6 1/2s, with due dates from
                             July 15, 2023 to May 15, 2029                              45,123,557
----------------------------------------------------------------------------------------------------
                                                                                       168,667,014
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (18.2%)
 ....................................................................................................
                           U.S. Treasury Bonds
 ....................................................................................................
                 865,000     7 1/2s, November 15, 2024                                   1,005,563
 ....................................................................................................
              14,380,000     6 1/8s, November 15, 2027 (SEG)                            14,283,366
 ....................................................................................................
              11,605,000     5 1/4s, August 15, 2003                                    11,407,367
 ....................................................................................................
                           U.S. Treasury Notes
 ....................................................................................................
               5,890,000     5 5/8s, May 15, 2008                                        5,769,432
 ....................................................................................................
               1,415,000     5 1/2s, May 15, 2009                                        1,382,271
 ....................................................................................................
               4,595,000     5s, February 28, 2001                                       4,559,067
 ....................................................................................................
              10,930,000     4 7/8s, March 31, 2001                                     10,818,951
 ....................................................................................................
              56,413,000     4 3/4s, February 15, 2004                                  54,261,972
 ....................................................................................................
              70,000,000     4 5/8s, December 31, 2000                                  69,179,600
 ....................................................................................................
              14,165,000     4 1/4s, November 15, 2003                                  13,374,876
----------------------------------------------------------------------------------------------------
                                                                                       186,042,465
----------------------------------------------------------------------------------------------------
                           Total U.S. Government and
                           Agency Obligations
                           (cost $363,044,353)                                        $354,709,479
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (5.0%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $25,000,000   American Express Credit Account
                           Master Trust Ser. 96-1, Class A,
                           6.8s, 2003                                                  $25,281,250
 ....................................................................................................
              15,900,000   First USA Credit Card Master Trust
                           Ser. 98-5, Class A, 5.735s, 2006                             15,870,188
 ....................................................................................................
               7,253,739   Green Tree Financial Corp. Ser. 93-3,
                           Class A5, 5 3/4s, 2018                                        7,249,169
 ....................................................................................................
               2,174,008   Green Tree Recreational Equipment &
                           Cons. Ser. 98-A, Class A1C, 6.18s, 2019                       2,160,335
----------------------------------------------------------------------------------------------------
                           Total Asset-Backed Securities
                           (cost $49,550,517)                                          $50,560,942
----------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.1%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
                           Commercial Mortgage Acceptance Corp.
 ....................................................................................................
              $6,025,000     Ser. 97-ML1, Class A3, 6.57s, 2007                         $5,895,086
 ....................................................................................................
               1,347,467     Ser. 98-C2, Class A1, 5.8s, 2006                            1,305,359
 ....................................................................................................
                 873,568   First Union-Lehman Brothers -- Bank of
                           America Ser. 98-C2, Class A1, 6.28s, 2007                       861,283
 ....................................................................................................
                           First Union-Lehman Brothers
                           Commercial Mortgage Co.
 ....................................................................................................
                 630,000     Ser. 98-C2, Class D, 6.778s, 2013                             571,479
 ....................................................................................................
               1,635,000     Ser. 98-C2, Class A2, 6.56s, 2008                           1,598,468
 ....................................................................................................
              39,833,964     Ser. 98-C2, Interest Only (IO),
                             0.816s, 2028                                                1,534,230
 ....................................................................................................
                           Freddie Mac Strip
 ....................................................................................................
               5,685,578     Ser. 147, IO, 8s, 2023                                      1,462,260
 ....................................................................................................
              15,088,418     Ser. 201, IO, 6s, 2029                                      4,748,137
 ....................................................................................................
               2,400,000   GE Capital Mortgage Services, Inc.
                           Ser. 98-11, Class 2A4, 6 3/4s, 2028                           2,277,000
 ....................................................................................................
                           GMAC Commercial Mortgage
                           Securities Inc.
 ....................................................................................................
               2,932,000     Ser. 98-C1, Class E, 7.153s, 2011                           2,801,205
 ....................................................................................................
               2,195,000     Ser. 98-C2, Class A2, 6.42s, 2008                           2,124,606
 ....................................................................................................
                 473,726     Ser. 98-C2, Class A1, 6.15s, 2007                             464,644
 ....................................................................................................
               1,310,000   GS Mortgage Securities Corp. II
                           Ser. 98-GLII, Class D, 7.191s, 2031                           1,219,528
 ....................................................................................................
                           Merrill Lynch Mortgage Investors, Inc.
 ....................................................................................................
               3,142,000     Ser. 98-C2, Class D, 7.116s, 2030                           3,007,483
 ....................................................................................................
               2,027,425     Ser. 98-C2, Class A1, 6.22s, 2030                           1,999,548
 ....................................................................................................
              27,068,313     Ser. 98-C2, IO, 1.579s, 2030                                2,017,435
 ....................................................................................................
                           Morgan Stanley Capital I
 ....................................................................................................
               1,450,000     Ser. 96-WF1, Class A2, 7.218s, 2006                         1,472,656
 ....................................................................................................
              10,000,000     Ser. WF2, Class B, 6.63s, 2008                              9,762,500
 ....................................................................................................
                           Mortgage Capital Funding, Inc.
 ....................................................................................................
               3,292,773     Ser. 98-MC1, Class A1, 6.417s, 2007                         3,276,309
 ....................................................................................................
              11,553,264     Ser. 97-MC2, Class X, IO, 1.571s, 2012                        836,258
 ....................................................................................................
               2,575,000   Residential Asset Securitization
                           Trust Ser. 98-A12, Class A14, 8s, 2028                        2,658,688
----------------------------------------------------------------------------------------------------
                           Total Collateralized Mortgage Obligations
                           (cost $53,350,917)                                          $51,894,162
----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (0.6%) (a)
(cost $6,517,093)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $6,675,000   Quebec (Province of) sr. unsub.
                           5 3/4s, 2009 (Canada)                                        $6,141,267
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.2%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                   1,330   Centaur Funding Corp 144A 9.08% pfd.
                           (Cayman Islands)                                             $1,397,651
 ....................................................................................................
               1,000,000   Fresenius Medical Capital Trust II
                           company guaranty, 7.875% pfd.
                           (Germany)                                                       975,000
----------------------------------------------------------------------------------------------------
                           Total Preferred Stocks
                           (cost $2,312,500)                                            $2,372,651
----------------------------------------------------------------------------------------------------
WARRANTS (--%) (a) (NON)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                 Expiration Date             Value
 ....................................................................................................
                     140   Birch Telecommunications,
                           Inc. 144A                                       6/15/08            $700
 ....................................................................................................
                     120   Telehub Communications Corp.                    7/31/05           3,600
----------------------------------------------------------------------------------------------------
                           Total Warrants (cost $6,700)                                     $4,300
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.7%) (a) (cost $37,506,000)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $37,506,000   Interest in $487,755,000 joint repurchase
                           agreement dated June 30, 1999, with
                           S.B.C. Warburg Inc. due July 1, 1999,
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $37,511,001 for an effective
                           yield of 4.80%                                              $37,506,000
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $1,062,836,254) (b)                                $1,032,202,432
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at June 30, 1999 (Unaudited)
----------------------------------------------------------------------------------------------------
                               Market           Aggregate           Delivery             Unrealized
                                Value          Face Value               Date           Appreciation
 ....................................................................................................
Euro dollar                $1,620,241          $1,616,488            9/15/99                $3,753
----------------------------------------------------------------------------------------------------
Futures Contracts Outstanding at June 30, 1999 (Unaudited)
----------------------------------------------------------------------------------------------------
                                Total           Aggregate        Expiration              Unrealized
                                Value          Face Value              Date            Depreciation
 ....................................................................................................
U.S. Treasury Bond
(long)                     $6,606,656          $6,802,298            Sep-99              $(195,642)
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT International Growth Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
COMMON STOCKS (94.9%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Australia (2.4%)
 ....................................................................................................
                 180,000   Cable & Wireless Optus Ltd.                                    $412,078
 ....................................................................................................
                 381,546   Coles Myer Ltd. (NON)                                         2,231,947
 ....................................................................................................
                 196,537   News Corp. Ltd. ADR                                           6,940,213
----------------------------------------------------------------------------------------------------
                                                                                         9,584,238
----------------------------------------------------------------------------------------------------
Brazil (2.3%)
 ....................................................................................................
                  83,300   Companhia Energetica de
                           Minas Gerais ADR                                              1,707,650
 ....................................................................................................
                  37,167   Tele Centro Sul Participacoes S.A.                            2,062,769
 ....................................................................................................
                  89,660   Telesp Celular Participacoes S.A. ADR                         2,398,405
 ....................................................................................................
                 125,802   Telesp Participacoes S.A. ADR                                 2,877,721
----------------------------------------------------------------------------------------------------
                                                                                         9,046,545
----------------------------------------------------------------------------------------------------
Canada (4.5%)
 ....................................................................................................
                  85,451   Abitibi-Consolidated Inc.                                       985,816
 ....................................................................................................
                  90,233   Bank of Nova Scotia                                           1,971,094
 ....................................................................................................
                  59,947   BCE Mobile Communications, Inc. (NON)                         1,841,501
 ....................................................................................................
                   1,900   BCE Mobile Communications, Inc. 144A (NON)                       58,366
 ....................................................................................................
                 148,827   BCE, Inc.                                                     7,289,465
 ....................................................................................................
                  78,568   Bombardier, Inc.                                              1,206,758
 ....................................................................................................
                  56,002   Laurasia Resources Ltd.                                       1,303,526
 ....................................................................................................
                  76,100   Toronto-Dominion Bank                                         3,467,592
----------------------------------------------------------------------------------------------------
                                                                                        18,124,118
----------------------------------------------------------------------------------------------------
Finland (1.6%)
 ....................................................................................................
                   7,528   Huhtamaki I Free (NON)                                          274,906
 ....................................................................................................
                  64,021   Oy Nokia AB Class A                                           5,629,527
 ....................................................................................................
                  14,700   Sampo Insurance Co., Ltd. Class A                               427,321
----------------------------------------------------------------------------------------------------
                                                                                         6,331,754
----------------------------------------------------------------------------------------------------
France (11.4%)
 ....................................................................................................
                  28,570   Aerospatiale Matra                                              660,569
 ....................................................................................................
                   3,000   Aerospatiale Matra 144A                                          69,363
 ....................................................................................................
                  26,468   Axa S.A.                                                      3,239,190
 ....................................................................................................
                  32,525   Banque Nationale de Paris                                     2,718,687
 ....................................................................................................
                  15,317   Bouygues S.A.                                                 4,061,185
 ....................................................................................................
                  15,317   Bouygues S.A. rights                                             40,881
 ....................................................................................................
                  56,566   Elf Aquitaine S.A.                                            8,327,044
 ....................................................................................................
                  24,184   France Telecom S.A.                                           1,832,594
 ....................................................................................................
                   7,286   Groupe Danone                                                 1,884,342
 ....................................................................................................
                     360   Havas Advertising SA                                             77,799
 ....................................................................................................
                  33,450   Lafarge Coppee                                                3,190,491
 ....................................................................................................
                   4,590   Publicis S.A.                                                   973,413
 ....................................................................................................
                  71,624   Sanofi-Synthelabo SA                                          3,049,010
 ....................................................................................................
                  14,601   Societe Generale                                              2,581,399
 ....................................................................................................
                  82,000   STMicroelectronics N.V. ADR                                   5,688,750
 ....................................................................................................
                  17,384   Television Francaise I (TF1)                                  4,064,327
 ....................................................................................................
                  36,926   Vivendi                                                       3,000,606
----------------------------------------------------------------------------------------------------
                                                                                        45,459,650
----------------------------------------------------------------------------------------------------
Germany (7.4%)
 ....................................................................................................
                   2,918   Bayerische Motoren Werke (BMW) AG                             2,013,454
 ....................................................................................................
                  66,150   DaimlerChrysler AG                                            5,748,303
 ....................................................................................................
                 178,020   Hoechst AG                                                    8,084,698
 ....................................................................................................
                  66,525   Mannesmann AG                                                 9,958,270
 ....................................................................................................
                  55,740   Volkswagen AG                                                 3,580,874
----------------------------------------------------------------------------------------------------
                                                                                        29,385,599
----------------------------------------------------------------------------------------------------
Greece (0.3%)
 ....................................................................................................
                  54,722   Hellenic Telecommunication
                           Organization S.A.                                             1,178,338
 ....................................................................................................
                  14,200   Hellenic Telecommunication
                           Organization SA ADR (NON)                                       157,088
----------------------------------------------------------------------------------------------------
                                                                                         1,335,426
----------------------------------------------------------------------------------------------------
Hong Kong (2.6%)
 ....................................................................................................
               2,347,000   China Telecom Ltd. (NON)                                      6,519,276
 ....................................................................................................
               1,810,000   First Pacific Co., Ltd.                                       1,539,790
 ....................................................................................................
                 213,000   Henderson Land Development
                           Co. Ltd. (R)                                                  1,224,485
 ....................................................................................................
                 114,000   Hutchison Whampoa, Ltd.                                       1,032,263
----------------------------------------------------------------------------------------------------
                                                                                        10,315,814
----------------------------------------------------------------------------------------------------
Ireland (1.7%)
 ....................................................................................................
                  89,507   Allied Irish Banks PLC                                        1,180,586
 ....................................................................................................
                  54,743   Bank of Ireland                                                 923,096
 ....................................................................................................
                 257,162   CRH PLC                                                       4,575,786
----------------------------------------------------------------------------------------------------
                                                                                         6,679,468
----------------------------------------------------------------------------------------------------
Italy (2.1%)
 ....................................................................................................
               1,230,576   Ente Nazionale Idrocarburi (ENI) SpA                          7,370,849
 ....................................................................................................
                  34,900   Mediaset SPA                                                    311,217
 ....................................................................................................
                 132,400   Monte Dei Paschi NY Branch                                      588,962
----------------------------------------------------------------------------------------------------
                                                                                         8,271,028
----------------------------------------------------------------------------------------------------
Japan (19.2%)
 ....................................................................................................
                  22,200   Advantest Corp.                                               2,441,174
 ....................................................................................................
                  13,900   Benesse Corp.                                                 1,511,244
 ....................................................................................................
                  16,000   Canon, Inc.                                                     460,356
 ....................................................................................................
                  70,400   Chubu Electric Power, Inc.                                    1,172,848
 ....................................................................................................
                     749   DDI Corp.                                                     4,663,059
 ....................................................................................................
                  68,000   Eisai Co. Ltd.                                                1,340,885
 ....................................................................................................
                 429,200   Fujitsu Ltd.                                                  8,640,777
 ....................................................................................................
                  48,000   Honda Motor Co., Ltd.                                         2,035,883
 ....................................................................................................
                  21,600   Mabuchi Motor                                                 2,009,095
 ....................................................................................................
                 288,000   Matsushita Electric Industrial Co.                            5,595,701
 ....................................................................................................
                     900   Mitsumi Electric Company, Ltd. (NON)                             25,151
 ....................................................................................................
                  25,000   Murata Manufacturing Co. Ltd.                                 1,645,308
 ....................................................................................................
               1,237,000   Nikko Securities Co. Ltd. (NON)                               7,987,573
 ....................................................................................................
                     568   Nippon Telegraph and Telephone Corp.                          6,621,579
 ....................................................................................................
                   5,810   Nippon Television Network Corp.                               2,401,819
 ....................................................................................................
                  56,800   Promise Co., Ltd.                                             3,357,751
 ....................................................................................................
                  13,000   Rohm Co. Ltd.                                                 2,036,792
 ....................................................................................................
                  14,000   Shin-Etsu Chemical Co.                                          468,789
 ....................................................................................................
                 262,000   Shiseido Co., Ltd. (NON)                                      3,929,458
 ....................................................................................................
                  45,500   Sony Corp.                                                    4,909,260
 ....................................................................................................
                  10,900   Takefuji Corp.                                                1,127,400
 ....................................................................................................
                  13,000   TDK Corp.                                                     1,189,831
 ....................................................................................................
                 110,300   Tokyo Electric Power Co.                                      2,330,025
 ....................................................................................................
                 467,000   Toshiba Corp.                                                 3,332,129
 ....................................................................................................
                 143,000   Yamanouchi Pharmaceutical Co., Ltd.                           5,474,080
----------------------------------------------------------------------------------------------------
                                                                                        76,707,967
----------------------------------------------------------------------------------------------------
Mexico (2.7%)
 ....................................................................................................
                 187,100   Carso Global Telecom                                          1,191,072
 ....................................................................................................
                  44,939   Coca-Cola Femsa S.A. ADR                                        870,693
 ....................................................................................................
                 500,741   Fomento Economico Mexicano, S.A.
                           de C.V.                                                       2,013,002
 ....................................................................................................
                  60,147   Grupo Televisa S.A.GDR (NON)                                  2,695,337
 ....................................................................................................
                  48,484   Telefonos de Mexico S.A. ADR Class L                          3,918,113
----------------------------------------------------------------------------------------------------
                                                                                        10,688,217
----------------------------------------------------------------------------------------------------
Netherlands (5.8%)
 ....................................................................................................
                 145,789   ABN AMRO Holding N.V.                                         3,167,193
 ....................................................................................................
                 137,617   Akzo-Nobel N.V.  (NON)                                        5,808,483
 ....................................................................................................
                  38,593   Gucci Group N.V.                                              2,701,510
 ....................................................................................................
                 133,298   Internationale Nederlanden Groep N.V.                         7,239,581
 ....................................................................................................
                  22,915   Koninklijke Ahold N.V.                                          791,766
 ....................................................................................................
                  57,400   Libertel NV                                                   1,128,226
 ....................................................................................................
                  31,859   TNT Post Group N.V.                                             762,981
 ....................................................................................................
                  41,560   Vedior NV                                                       709,398
 ....................................................................................................
                  24,580   Vendex International N.V.                                       658,585
----------------------------------------------------------------------------------------------------
                                                                                        22,967,723
----------------------------------------------------------------------------------------------------
Portugal (0.8%)
 ....................................................................................................
                  76,087   Portugal Telecom S.A.                                         3,105,188
----------------------------------------------------------------------------------------------------
Singapore (0.8%)
 ....................................................................................................
                  36,000   Development Bank of Singapore Ltd.                              440,471
 ....................................................................................................
                 180,900   Oversea Chinese Banking Corp.                                 1,511,047
 ....................................................................................................
                 160,000   United Overseas Bank Ltd.                                     1,120,000
----------------------------------------------------------------------------------------------------
                                                                                         3,071,518
----------------------------------------------------------------------------------------------------
South Korea (1.5%)
 ....................................................................................................
                  60,344   Korea Electric Power Corp.                                    2,507,599
 ....................................................................................................
                  47,300   Korea Telecom Corp.                                           1,892,000
 ....................................................................................................
                   8,524   Samsung Electronics Co.                                         935,247
 ....................................................................................................
                  34,600   Shinhan Bank 144A GDR                                           761,200
----------------------------------------------------------------------------------------------------
                                                                                         6,096,046
----------------------------------------------------------------------------------------------------
Spain (0.9%)
 ....................................................................................................
                  78,696   Telfonica S.A.                                                3,802,684
----------------------------------------------------------------------------------------------------
Sweden (5.1%)
 ....................................................................................................
                 163,386   Investor AB                                                   1,835,581
 ....................................................................................................
                 143,155   Pharmacia & Upjohn, Inc.                                      7,956,818
 ....................................................................................................
                  19,470   Sandvik AB Class A (NON)                                        427,115
 ....................................................................................................
                  15,910   Sandvik AB Class B (NON)                                        353,723
 ....................................................................................................
                 186,936   Svenska Handelsbanken                                         2,254,904
 ....................................................................................................
                 234,063   Telefonaktiebolaget LM Ericsson Class B                       7,542,830
----------------------------------------------------------------------------------------------------
                                                                                        20,370,971
----------------------------------------------------------------------------------------------------
Switzerland (5.6%)
 ....................................................................................................
                   3,294   Cie Finance Richemont                                         6,366,555
 ....................................................................................................
                   1,238   Julius Baer Holdings AG                                       3,545,145
 ....................................................................................................
                   1,442   Novartis AG ADR                                               2,115,928
 ....................................................................................................
                   4,676   Publicitas Holding S.A.                                       2,569,231
 ....................................................................................................
                  13,606   Swisscom AG ADR                                               5,145,126
 ....................................................................................................
                   9,057   United Bank of Switzerland (UBS) AG                           2,716,515
----------------------------------------------------------------------------------------------------
                                                                                        22,458,500
----------------------------------------------------------------------------------------------------
United Kingdom (16.2%)
 ....................................................................................................
                  93,102   Allied Zurich AG                                              1,171,053
 ....................................................................................................
                 134,775   Anglian Water PLC                                             1,491,158
 ....................................................................................................
                  72,044   Bass PLC                                                      1,045,944
 ....................................................................................................
                 343,727   British Airways PLC                                           2,373,158
 ....................................................................................................
                 523,547   British Telecommunications PLC ADR                            8,777,598
 ....................................................................................................
                 311,169   Cable & Wireless PLC                                          3,967,922
 ....................................................................................................
                 494,620   Diageo PLC                                                    5,168,260
 ....................................................................................................
                 487,214   EMI Group PLC                                                 3,911,329
 ....................................................................................................
                 266,346   Granada Group PLC                                             4,944,352
 ....................................................................................................
                  21,000   Hanson PLC                                                      186,638
 ....................................................................................................
                 244,800   Invensys PLC                                                  1,159,261
 ....................................................................................................
                 192,738   National Westminster Bancorp Inc.                             4,088,617
 ....................................................................................................
                 128,300   Orange PLC ADR (NON)                                          1,881,899
 ....................................................................................................
                 124,325   Peninsular and Oriental Steam
                           Navigation Co.                                                1,867,713
 ....................................................................................................
                 295,200   Scottish Power PLC                                            2,551,430
 ....................................................................................................
                 300,468   Securicor Group PLC (NON)                                     2,637,243
 ....................................................................................................
                 627,726   Shell Transportation & Trading                                4,710,160
 ....................................................................................................
                 118,446   Smithkline Beecham PLC ADR                                    1,540,273
 ....................................................................................................
                 175,394   Smiths Industries PLC                                         2,318,171
 ....................................................................................................
               1,846,700   Tesco PLC                                                     4,858,978
 ....................................................................................................
                 446,325   WPP Group PLC                                                 3,776,658
----------------------------------------------------------------------------------------------------
                                                                                        64,427,815
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $324,405,985)                                        $378,230,269
----------------------------------------------------------------------------------------------------
UNITS (1.9%) (a)
----------------------------------------------------------------------------------------------------
Number of Units                                                                                Value
 ....................................................................................................
                  33,000   Development Bank of Singapore
                           Structured Note (issued by
                           Merrill Lynch & Co., Inc.), 3.00%,
                           2000 (Singapore)                                               $357,895
 ....................................................................................................
                  63,000   Development Bank of Singapore
                           Structured Note (issued by
                           Credit Suisse First Boston), zero %,
                           2000 (Singapore)                                                672,210
 ....................................................................................................
                  45,700   Overseas Chinese Banking Corp.
                           ser. D Structured Note (issued by
                           Credit Suisse First Boston), zero %,
                           2000 (Singapore)                                                348,234
 ....................................................................................................
                  33,900   Overseas Chinese Banking Corp.
                           Structured Note (issued by
                           Credit Suisse First Boston), zero %,
                           2000 (Singapore)                                                258,318
 ....................................................................................................
                 103,000   Overseas Chinese Banking Corp. pfd.
                           Structured Note (issued by
                           Merrill Lynch & Co., Inc.), 3.00%,
                           2000 (Singapore)                                                800,485
 ....................................................................................................
                  12,900   Pohang Iron & Steel Co. Ltd. Call Warrants
                           expiration 4/17/00 (issued by Lehman Brothers
                           Finance S.A.) (South Korea)                                   1,526,844
 ....................................................................................................
                 295,900   Singapore Airlines Ltd. Call Warrants
                           expiration 4/10/00 (issued by Lehman Brothers
                           Finance S.A.) (Singapore)                                     2,576,816
 ....................................................................................................
                     700   SK Telecom Co., LTD. Structured Note
                           (issued by Merrill Lynch & Co., Inc.),
                           3.00%, 2000 (South Korea)                                     1,030,828
----------------------------------------------------------------------------------------------------
                           Total Units (cost $4,945,926)                                $7,571,630
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.1%) (a) (cost $431,399)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                   8,864   Volkswagen AG                                                  $328,738
----------------------------------------------------------------------------------------------------
INVESTMENTS (3.0%) (a) (cost $12,062,000)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $12,062,000   Interest in $402,952,000 joint repurchase
                           agreement dated June 30, 1999 with
                           Merrill Lynch, Pierce, Fenner & Smith, Inc.,
                           due July 1, 1999 with respect to various
                           U.S. Treasury obligations -- maturity
                           value of $12,063,575 for an effective
                           yield of 4.70%                                              $12,062,000
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $341,845,310) (b)                                    $398,192,637
----------------------------------------------------------------------------------------------------
The fund had the following industry concentrations
greater than 10% at June 30, 1999 (as a percentage of market value):
Telecommunications                    18.1%
Insurance and Finance                 15.7
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT International Growth and Income Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
COMMON STOCKS (89.5%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Aerospace and Defense (0.2%)
 ....................................................................................................
                  26,210   Aerospatiale Matra (France) (NON)                              $606,003
 ....................................................................................................
                   2,700   Aerospatiale Matra 144A (France) (NON)                           62,427
----------------------------------------------------------------------------------------------------
                                                                                           668,430
----------------------------------------------------------------------------------------------------
Airlines (0.5%)
 ....................................................................................................
                 280,636   British Airways PLC (United Kingdom)                          1,937,565
----------------------------------------------------------------------------------------------------
Automobiles (1.4%)
 ....................................................................................................
                 116,000   Honda Motor Co., Ltd. (Japan) (NON)                           4,920,050
----------------------------------------------------------------------------------------------------
Banks (10.6%)
 ....................................................................................................
                 491,667   Australia & New Zealand Banking
                           Group Ltd. (Australia) (NON)                                  3,634,914
 ....................................................................................................
                 278,631   Bank of Nova Scotia (Canada)                                  6,086,553
 ....................................................................................................
                  25,720   Barclays PLC (United Kingdom)                                   748,841
 ....................................................................................................
                  95,545   Deutsche Bank AG (Germany)                                    5,846,463
 ....................................................................................................
                 103,600   Development Bank of
                           Singapore Ltd. (Singapore)                                    1,267,576
 ....................................................................................................
                 110,875   ForeningsSparbanken AB (Sweden)                               1,573,439
 ....................................................................................................
                 107,097   HSBC Holdings PLC (United Kingdom)                            3,906,634
 ....................................................................................................
                   1,725   Julius Baer Holdings AG (Switzerland)                         4,939,722
 ....................................................................................................
                 222,006   National Bank of Canada (Canada) (NON)                        2,924,920
 ....................................................................................................
                 106,018   National Westminster Bancorp Inc.
                           (United Kingdom)                                              2,248,996
 ....................................................................................................
                  19,147   Societe Generale (France)                                     3,385,114
 ....................................................................................................
                  25,814   Unidanmark AS (Denmark)                                       1,717,475
----------------------------------------------------------------------------------------------------
                                                                                        38,280,647
----------------------------------------------------------------------------------------------------
Brewing (2.4%)
 ....................................................................................................
                 386,049   Bass PLC (United Kingdom)                                     5,604,708
 ....................................................................................................
                 264,000   Kirin Brewery Co. Ltd. (Netherlands) (NON)                    3,164,944
----------------------------------------------------------------------------------------------------
                                                                                         8,769,652
----------------------------------------------------------------------------------------------------
Building Products (2.8%)
 ....................................................................................................
                 189,858   CRH PLC (Ireland)                                             3,378,219
 ....................................................................................................
               1,534,300   Pioneer International Ltd. (Australia)                        3,931,145
 ....................................................................................................
                  83,195   Pohang Iron & Steel Company, Ltd.
                           ADR (South Korea)                                             2,797,432
----------------------------------------------------------------------------------------------------
                                                                                        10,106,796
----------------------------------------------------------------------------------------------------
Business Equipment and Services (2.5%)
 ....................................................................................................
               1,023,967   Fomento Economico Mexicano,
                           S.A. de C.V. (Mexico)                                         4,116,395
 ....................................................................................................
                 367,000   Ricoh Co., Ltd. (Japan)                                       5,055,164
----------------------------------------------------------------------------------------------------
                                                                                         9,171,559
----------------------------------------------------------------------------------------------------
Cellular Communications (0.7%)
 ....................................................................................................
                  97,301   Telesp Celular Participacoes S.A. ADR
                           (Brazil)                                                      2,602,802
----------------------------------------------------------------------------------------------------
Chemicals (5.0%)
 ....................................................................................................
                 168,607   Akzo-Nobel N.V. (Netherlands)                                 7,116,497
 ....................................................................................................
                  80,153   Bayer AG (Germany) (NON)                                      3,349,898
 ....................................................................................................
                 164,577   Hoechst AG (Germany) (NON)                                    7,474,190
----------------------------------------------------------------------------------------------------
                                                                                        17,940,585
----------------------------------------------------------------------------------------------------
Conglomerates (1.9%)
 ....................................................................................................
                 111,008   Canadian Pacific, Ltd. (Canada) (NON)                         2,652,249
 ....................................................................................................
                 979,629   Tomkins PLC (United Kingdom)                                  4,248,945
----------------------------------------------------------------------------------------------------
                                                                                         6,901,194
----------------------------------------------------------------------------------------------------
Electric Utilities (5.5%)
 ....................................................................................................
                 218,500   Chubu Electric Power, Inc. (Japan)                            3,640,162
 ....................................................................................................
                 839,049   Hong Kong Electric Holdings Ltd.
                           (Hong Kong)                                                   2,703,749
 ....................................................................................................
                 377,683   Scottish and Southern Energy PLC
                           (United Kingdom)                                              3,865,974
 ....................................................................................................
                 375,331   Scottish Power PLC (United Kingdom)                           3,244,007
 ....................................................................................................
                 109,039   Veba (Vereinigte Elektrizitaets
                           Bergwerks) AG (Germany)                                       6,429,648
----------------------------------------------------------------------------------------------------
                                                                                        19,883,540
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (6.7%)
 ....................................................................................................
               1,171,259   Cookson Group PLC (United Kingdom)                            3,953,243
 ....................................................................................................
                  36,350   Philips Electronics N.V. (Netherlands)                        3,596,830
 ....................................................................................................
                  61,250   Schneider SA (France)                                         3,450,122
 ....................................................................................................
               1,461,828   Invensys PLC (United Kingdom)                                 6,922,549
 ....................................................................................................
                  36,100   Sony Corp. (Japan)                                            3,895,040
 ....................................................................................................
                  24,000   TDK Corp. (Japan) (NON)                                       2,196,610
----------------------------------------------------------------------------------------------------
                                                                                        24,014,394
----------------------------------------------------------------------------------------------------
Energy-Related (2.7%)
 ....................................................................................................
                 255,919   Iberdola S.A. (Spain)                                         3,910,331
 ....................................................................................................
                 101,900   Iberdrola II (Spain)                                          1,556,988
 ....................................................................................................
                 201,300   Kansai Electric Power Inc. (Japan) (NON)                      3,827,946
 ....................................................................................................
               2,736,000   Shandong International Power
                           Development Co. Ltd. (China) (NON)                              617,153
----------------------------------------------------------------------------------------------------
                                                                                         9,912,418
----------------------------------------------------------------------------------------------------
Financial Services (5.2%)
 ....................................................................................................
               1,134,000   Nikko Securities Co. Ltd. (Japan) (NON)                       7,322,481
 ....................................................................................................
                  99,500   Promise Co., Ltd. (Japan)                                     5,881,976
 ....................................................................................................
                     700   Shohkoh Fund & Co., Ltd. (Japan)                                502,356
 ....................................................................................................
                  17,061   United Bank of Switzerland (UBS)
                           AG (Switzerland)                                              5,117,197
----------------------------------------------------------------------------------------------------
                                                                                        18,824,010
----------------------------------------------------------------------------------------------------
Food and Beverages (4.6%)
 ....................................................................................................
                 588,095   Diageo PLC (United Kingdom)                                   6,144,975
 ....................................................................................................
                  20,629   Groupe Danone (France)                                        5,335,175
 ....................................................................................................
                   1,431   Nestle S.A. (Switzerland)                                     2,590,970
 ....................................................................................................
               1,008,666   Tesco PLC (United Kingdom) (NON)                              2,597,092
----------------------------------------------------------------------------------------------------
                                                                                        16,668,212
----------------------------------------------------------------------------------------------------
Insurance (7.7%)
 ....................................................................................................
                  72,528   AGF (Assurances Generales
                           de France) (France)                                           3,503,911
 ....................................................................................................
                 469,468   Allied Zurich AG (United Kingdom)                             5,905,042
 ....................................................................................................
                 405,357   AMP Ltd. (Australia)                                          4,455,440
 ....................................................................................................
                  52,149   Axa S.A. (France)                                             6,382,065
 ....................................................................................................
                 110,801   Internationale Nederlanden Groep
                           (ING) (Netherlands)                                           6,017,741
 ....................................................................................................
                  30,599   Scor (France)                                                 1,522,589
----------------------------------------------------------------------------------------------------
                                                                                        27,786,788
----------------------------------------------------------------------------------------------------
Oil and Gas (5.5%)
 ....................................................................................................
                 149,163   BP Amoco PLC (United Kingdom)                                 2,674,907
 ....................................................................................................
                  48,441   Elf Aquitaine S.A. (France)                                   7,130,968
 ....................................................................................................
               1,130,999   Ente Nazionale Idrocarburi (ENI)
                           SpA (Italy)                                                   6,774,407
 ....................................................................................................
                  57,300   Royal Dutch Petroleum Co. (Netherlands)                       3,366,925
----------------------------------------------------------------------------------------------------
                                                                                        19,947,207
----------------------------------------------------------------------------------------------------
Paper (0.8%)
 ....................................................................................................
                 111,372   Svenska Cellulosa AB (SCA) Class B
                           (Sweden)                                                      2,897,569
----------------------------------------------------------------------------------------------------
Paper and Forest Products (1.6%)
 ....................................................................................................
                 372,933   Abitibi-Consolidated Inc. (Canada) (NON)                      4,302,388
 ....................................................................................................
                 618,000   Jefferson Smurfit Group PLC (Ireland)                         1,462,064
----------------------------------------------------------------------------------------------------
                                                                                         5,764,452
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (2.5%)
 ....................................................................................................
                   1,245   Novartis AG ADR (Switzerland)                                 1,826,858
 ....................................................................................................
                  77,949   Pharmacia & Upjohn, Inc. (Sweden)                             4,332,548
 ....................................................................................................
                  73,000   Yamanouchi Pharmaceutical Co., Ltd.
                           (Japan)                                                       2,794,461
----------------------------------------------------------------------------------------------------
                                                                                         8,953,867
----------------------------------------------------------------------------------------------------
Photography (0.9%)
 ....................................................................................................
                 118,000   Canon, Inc. (Japan)                                           3,395,122
----------------------------------------------------------------------------------------------------
Railroads (0.3%)
 ....................................................................................................
                  14,900   Canadian National Railway Co. (Canada) (NON)                  1,005,946
----------------------------------------------------------------------------------------------------
Real Estate (1.1%)
 ....................................................................................................
                 106,800   Canary Wharf Finance PLC
                           (United Kingdom) (NON)                                          674,016
 ....................................................................................................
                 179,000   Canary Wharf Finance 144A PLC
                           (United Kingdom) (NON)                                        1,129,670
 ....................................................................................................
                 358,000   Henderson Land Development Co. Ltd.
                           (Hong Kong) (R)                                               2,058,055
----------------------------------------------------------------------------------------------------
                                                                                         3,861,741
----------------------------------------------------------------------------------------------------
Retail (1.0%)
 ....................................................................................................
                 641,180   Coles Myer Ltd. (Australia) (NON)                             3,750,740
----------------------------------------------------------------------------------------------------
Satellite Services (0.8%)
 ....................................................................................................
                 130,638   Hellenic Telecommunication
                           Organization S.A. (Greece)                                    2,813,051
----------------------------------------------------------------------------------------------------
Steel (1.1%)
 ....................................................................................................
                 334,500   British Steel PLC (United Kingdom)                              866,539
 ....................................................................................................
                 174,753   SKF AB Class B (Sweden)                                       3,244,586
----------------------------------------------------------------------------------------------------
                                                                                         4,111,125
----------------------------------------------------------------------------------------------------
Telecommunications (5.8%)
 ....................................................................................................
                 141,529   BCE, Inc. (Canada) (NON)                                      6,932,013
 ....................................................................................................
                 387,300   Cable & Wireless Optus Ltd. (Australia) (NON)                   886,654
 ....................................................................................................
                 472,119   Cable & Wireless PLC (United Kingdom)                         6,020,302
 ....................................................................................................
                 125,100   Carso Global Telecom (Mexico) (NON)                             796,382
 ....................................................................................................
                  38,650   Tele Danmark A/S (Denmark)                                    1,896,472
 ....................................................................................................
                  87,865   Telfonica S.A. (Spain) (NON)                                  4,245,750
----------------------------------------------------------------------------------------------------
                                                                                        20,777,573
----------------------------------------------------------------------------------------------------
Telephone Services (4.9%)
 ....................................................................................................
                  26,600   Korea Telecom Corp. (South Korea) (NON)                       1,064,000
 ....................................................................................................
                 318,200   Mahanager Telephone GDR 144A (India)                          3,229,730
 ....................................................................................................
                     151   Nippon Telegraph and Telephone Corp.
                           (Japan)                                                       1,760,315
 ....................................................................................................
                  91,835   Portugal Telecom S.A. (Portugal)                              3,747,880
 ....................................................................................................
                  14,066   Swisscom AG ADR (Switzerland)                                 5,319,076
 ....................................................................................................
                 627,174   Telecom Corp. of New Zealand Ltd.
                           (New Zealand)                                                 2,706,174
----------------------------------------------------------------------------------------------------
                                                                                        17,827,175
----------------------------------------------------------------------------------------------------
Tobacco (0.5%)
 ....................................................................................................
                 184,100   BAT Industries PLC (United Kingdom)                           1,732,004
----------------------------------------------------------------------------------------------------
Transportation (0.5%)
 ....................................................................................................
                 129,851   Peninsular and Oriental Steam
                           Navigation Co. (United Kingdom)                               1,950,730
----------------------------------------------------------------------------------------------------
Utilities (1.8%)
 ....................................................................................................
                 293,043   Anglian Water PLC (United Kingdom)                            3,242,245
 ....................................................................................................
                 435,645   National Power (United Kingdom)                               3,174,400
----------------------------------------------------------------------------------------------------
                                                                                         6,416,645
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $294,680,001)                                        $323,593,589
----------------------------------------------------------------------------------------------------
UNITS (0.9%) (a)
----------------------------------------------------------------------------------------------------
Number of Units                                                                                Value
 ....................................................................................................
                 179,400   Development Bank of Singapore Ser. C
                           structered note (issued by Credit
                           Suisse First Boston), zero %,
                           2000 (Singapore)                                             $1,914,198
 ....................................................................................................
                 126,500   Development Bank of Singapore
                           structered note (issued by Merrill
                           Lynch & Co., Inc.) 3s, 2000 (Singapore)                       1,371,930
----------------------------------------------------------------------------------------------------
                           Total Units
                           (cost $1,700,549)                                            $3,286,128
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.5%) (a) (cost $1,715,050)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                  34,700   St. George Bank Ltd. 144A $4.50
                           cv. pfd. (Australia)                                         $1,743,675
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.3%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $10,000,000   Interest in $402,952,000 joint repurchase
                           agreement dated June 30, 1999 with
                           Merrill Lynch, Pierce, Fenner & Smith, Inc.
                           due July 1, 1999 with respect to various
                           U.S. Treasury obligations -- maturity
                           value of $10,001,306 for an effective
                           yield of 4.70%                                              $10,000,000
 ....................................................................................................
               9,091,000   Interest in $487,755,000 joint repurchase
                           agreement dated June 30, 1999 with
                           S.B.C. Warburg Inc. due July 1, 1999
                           with respect to various U.S. Treasury
                           obligations -- maturity value of
                           $9,092,212 for an effective yield
                           of 4.80%                                                      9,091,000
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $19,091,000)                                          $19,091,000
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $317,186,600) (b)                                    $347,714,392
----------------------------------------------------------------------------------------------------
Diversification by Country (Unaudited)
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 1999: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Australia                                                                                       5.3%
 ....................................................................................................
Brazil                                                                                          6.9
 ....................................................................................................
Denmark                                                                                         1.0
 ....................................................................................................
France                                                                                          9.0
 ....................................................................................................
Germany                                                                                         6.6
 ....................................................................................................
Hong Kong                                                                                       1.4
 ....................................................................................................
Ireland                                                                                         1.4
 ....................................................................................................
Italy                                                                                           1.9
 ....................................................................................................
Japan                                                                                          13.0
 ....................................................................................................
Mexico                                                                                          1.4
 ....................................................................................................
Netherlands                                                                                     6.7
 ....................................................................................................
Portugal                                                                                        1.1
 ....................................................................................................
Singapore                                                                                       1.3
 ....................................................................................................
South Korea                                                                                     1.1
 ....................................................................................................
Spain                                                                                           2.8
 ....................................................................................................
Sweden                                                                                          3.5
 ....................................................................................................
Switzerland                                                                                     5.7
 ....................................................................................................
United Kingdom                                                                                 20.9
 ....................................................................................................
United States                                                                                   5.5
 ....................................................................................................
Other                                                                                           3.5
----------------------------------------------------------------------------------------------------
Total                                                                                         100.0%
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT International New Opportunities Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
COMMON STOCKS (91.2%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Advertising (0.9%)
 ....................................................................................................
                   1,001   Publicitas Holding S.A. (Switzerland)                          $550,000
 ....................................................................................................
                 114,900   WPP Group PLC (United Kingdom)                                  972,247
----------------------------------------------------------------------------------------------------
                                                                                         1,522,247
----------------------------------------------------------------------------------------------------
Airlines (2.4%)
 ....................................................................................................
                 223,000   Cathay Pacific Airways (Hong Kong)                              342,051
 ....................................................................................................
                 991,359   Qantas Airways Ltd. (Australia)                               3,292,150
 ....................................................................................................
                   5,500   Ryanair Holdings, PLC ADR (Ireland) (NON)                       291,500
----------------------------------------------------------------------------------------------------
                                                                                         3,925,701
----------------------------------------------------------------------------------------------------
Apparel (2.0%)
 ....................................................................................................
                 275,000   Esprit Holdings Ltd.                                            186,093
 ....................................................................................................
                  13,000   Fast Retailing Co., Ltd. (Japan)                              1,397,272
 ....................................................................................................
                  69,200   Hennes & Mauritz AB Class B, (Sweden)                         1,718,543
----------------------------------------------------------------------------------------------------
                                                                                         3,301,908
----------------------------------------------------------------------------------------------------
Automobiles (0.5%)
 ....................................................................................................
                 478,000   China Motor Co. Ltd. (Taiwan)                                   754,971
----------------------------------------------------------------------------------------------------
Banks (5.4%)
 ....................................................................................................
                  25,600   ABSA Group Ltd. (South Africa)                                  145,404
 ....................................................................................................
              28,280,000   Akbank T.A.S. (Turkey)                                          415,675
 ....................................................................................................
                  74,600   Banca Popolare di Brescia SpA (Italy)                         3,206,567
 ....................................................................................................
                   8,000   Commercial Bank Of Greece, S.A.
                           (Greece)                                                        574,856
 ....................................................................................................
                  51,300   Kookmin Bank 144A GDR (South Korea)                           1,041,512
 ....................................................................................................
                 167,800   Overseas Chinese Banking Corp.
                           (Singapore)                                                   1,401,624
 ....................................................................................................
                 250,000   Public Bank Berhad (Malaysia)                                   190,157
 ....................................................................................................
                  33,700   Standard Chartered Bank Australia Ltd.
                           (Australia)                                                     550,651
 ....................................................................................................
                 378,900   Thai Farmers Bank Public Co. (Thailand)                       1,172,174
 ....................................................................................................
                  24,745   Yapi ve Kredi Bankasi A.S. GDR (Turkey) (NON)                   361,274
----------------------------------------------------------------------------------------------------
                                                                                         9,059,894
----------------------------------------------------------------------------------------------------
Basic Industrial Products (2.2%)
 ....................................................................................................
                 112,800   Alfa S.A. de C.V. Class A (Mexico)                              470,902
 ....................................................................................................
                   9,120   JOT Automation Group Oyj (Finland)                              370,781
 ....................................................................................................
                  18,807   Mannesmann AG (Germany)                                       2,815,260
----------------------------------------------------------------------------------------------------
                                                                                         3,656,943
----------------------------------------------------------------------------------------------------
Beverages (0.3%)
 ....................................................................................................
                  24,800   Coca-Cola Femsa S.A. ADR (Mexico)                               480,500
----------------------------------------------------------------------------------------------------
Brewing (0.3%)
 ....................................................................................................
                  51,200   Cia Cervejaria Brahma ADR (Brazil)                              579,200
----------------------------------------------------------------------------------------------------
Broadcasting (5.5%)
 ....................................................................................................
                   3,738   EM TV & Merchandising AG (Germany)                            5,278,402
 ....................................................................................................
                  20,800   Grupo Televisa S.A.GDR (Mexico) (NON)                           932,100
 ....................................................................................................
                  54,300   Mediaset SPA (Italy)                                            484,214
 ....................................................................................................
                  10,360   Television Francaise I (TF1) (France)                         2,422,137
----------------------------------------------------------------------------------------------------
                                                                                         9,116,853
----------------------------------------------------------------------------------------------------
Building Products (1.1%)
 ....................................................................................................
                 125,900   Cemex S.A. de C.V. Class B, (Mexico)                            626,949
 ....................................................................................................
                  65,469   CRH PLC (Ireland)                                             1,164,916
----------------------------------------------------------------------------------------------------
                                                                                         1,791,865
----------------------------------------------------------------------------------------------------
Business Services (1.7%)
 ....................................................................................................
                   4,113   Altran Technologies SA (France)                               1,089,254
 ....................................................................................................
                 169,600   Fomento Economico Mexicano, S.A.
                           de C.V. (Mexico)                                                681,800
 ....................................................................................................
                 100,300   Rentokil Group PLC (United Kingdom)                             391,528
 ....................................................................................................
                  27,500   Serco Group PLC (United Kingdom)                                628,909
----------------------------------------------------------------------------------------------------
                                                                                         2,791,491
----------------------------------------------------------------------------------------------------
Cable Television (1.9%)
 ....................................................................................................
                  52,500   Modern Times Group MTG AB (Sweden)                            1,145,488
 ....................................................................................................
                  52,600   Shaw Communications, Inc. Class B,
                           (Canada)                                                      2,093,372
----------------------------------------------------------------------------------------------------
                                                                                         3,238,860
----------------------------------------------------------------------------------------------------
Cellular Communications (2.5%)
 ....................................................................................................
                 513,000   China Telecom Ltd. (Hong Kong)                                1,424,963
 ....................................................................................................
                  13,000   PT Indosat ADR (Indonesia)                                      253,500
 ....................................................................................................
                  97,700   Rogers Communications, Inc. (Canada)                          1,577,312
 ....................................................................................................
                  31,200   Telesp Celular Participacoes S.A.
                           ADR (Brazil)                                                    834,600
----------------------------------------------------------------------------------------------------
                                                                                         4,090,375
----------------------------------------------------------------------------------------------------
Computer Services (3.6%)
 ....................................................................................................
                   4,000   Fujitsu Support and Services Inc.
                           144A (Japan)                                                    605,870
 ....................................................................................................
                  14,000   Kabel New Media (Germany)                                       353,385
 ....................................................................................................
                  95,500   Misys PLC (United Kingdom)                                      817,881
 ....................................................................................................
                   7,200   Obic Co., Ltd. (Japan)                                        1,970,401
 ....................................................................................................
                  34,800   StarMedia Network, Inc.                                       2,231,550
----------------------------------------------------------------------------------------------------
                                                                                         5,979,087
----------------------------------------------------------------------------------------------------
Computer Software (3.4%)
 ....................................................................................................
                  17,830   Fuji Soft AB, Inc. (Japan)                                    1,061,397
 ....................................................................................................
                  16,000   Konami Co., Ltd. (Japan)                                        661,430
 ....................................................................................................
                  15,300   NIIT Ltd. (India)                                               718,192
 ....................................................................................................
                  19,700   Sage Group (The) PLC (United Kingdom)                           705,308
 ....................................................................................................
                   4,518   SAP AG (Germany)                                              1,533,030
 ....................................................................................................
                   4,500   Softbank Corp. (Japan)                                          911,906
----------------------------------------------------------------------------------------------------
                                                                                         5,591,263
----------------------------------------------------------------------------------------------------
Computers (0.2%)
 ....................................................................................................
                  28,400   Psion PLC (United Kingdom)                                      367,298
----------------------------------------------------------------------------------------------------
Conglomerates (2.7%)
 ....................................................................................................
                 140,800   Gupo Carso S.A. de C.V. (Mexico)                                656,106
 ....................................................................................................
                  37,353   Harvey Norman Holdings Ltd. (Australia)                         331,313
 ....................................................................................................
                   6,157   LVMH (Louis Vuitton Moet Hennessy)
                           (France)                                                      1,808,227
 ....................................................................................................
                   6,157   LVMH (Louis Vuitton Moet Hennessy)
                           Rights (expiration date 9/21/99) (France) (NON)                 180,573
 ....................................................................................................
                  28,326   Preussag AG (Germany)                                         1,526,699
----------------------------------------------------------------------------------------------------
                                                                                         4,502,968
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (0.5%)
 ....................................................................................................
                  16,300   Hindustan Lever Ltd. (India)                                    895,728
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.7%)
 ....................................................................................................
                  74,200   Gruppo Editoriale L'Espresso (Italy)                          1,205,130
----------------------------------------------------------------------------------------------------
Consumer Services (0.7%)
 ....................................................................................................
                   3,050   Bellsystem 24, Inc. (Japan)                                   1,246,982
----------------------------------------------------------------------------------------------------
Cosmetics (0.7%)
 ....................................................................................................
                   6,510   Fancl Corp. (Japan)                                           1,184,126
----------------------------------------------------------------------------------------------------
Electric Utilities (1.4%)
 ....................................................................................................
                  32,248   Companhia Energetica de Minas Gerais
                           ADR (Brazil)                                                    661,084
 ....................................................................................................
                  16,000   Korea Electric Power Corp. (South Korea)                        664,881
 ....................................................................................................
                  12,100   Vestas Wind Systems A/S (Denmark)                             1,065,008
----------------------------------------------------------------------------------------------------
                                                                                         2,390,973
----------------------------------------------------------------------------------------------------
Electronic Components (1.9%)
 ....................................................................................................
                  75,600   ARM Holdings PLC (United Kingdom) (NON)                         858,502
 ....................................................................................................
                  26,930   ASM Lithography Holding N.V.
                           (Netherlands) (NON)                                           1,562,895
 ....................................................................................................
                 424,000   JIT Holdings Ltd. (Singapore)                                   773,176
----------------------------------------------------------------------------------------------------
                                                                                         3,194,573
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (4.7%)
 ....................................................................................................
                     257   Kudelski S.A. (Switzerland)                                     922,010
 ....................................................................................................
                   5,323   Medion AG (Germany)                                           1,514,327
 ....................................................................................................
                  12,000   Murata Manufacturing Co. Ltd. (Japan)                           789,748
 ....................................................................................................
                   6,700   Samsung Electronics Co. (South Korea)                           735,164
 ....................................................................................................
                  24,000   Samsung Display GDR 144A (South Korea)                          306,000
 ....................................................................................................
                  27,124   STMicroelectronics N.V. ADR (France)                          1,881,728
 ....................................................................................................
                 221,990   Taiwan Semiconductor Manufacturing Co.
                           (Taiwan)                                                        849,048
 ....................................................................................................
                 106,000   Venture Manufacturing Ltd. (Singapore)                          816,824
----------------------------------------------------------------------------------------------------
                                                                                         7,814,849
----------------------------------------------------------------------------------------------------
Entertainment (0.2%)
 ....................................................................................................
                   4,600   RTV Family Entertainment AG (Germany)                           249,832
----------------------------------------------------------------------------------------------------
Financial Services (1.4%)
 ....................................................................................................
                 248,600   Grupo Financiero Bancomer, S.A. de C.V.
                           (Mexico)                                                        636,212
 ....................................................................................................
                   7,422   Liberty International PLC
                           (United Kingdom)                                                 49,314
 ....................................................................................................
                   2,270   Shohkoh Fund & Co., Ltd. (Japan)                              1,629,070
----------------------------------------------------------------------------------------------------
                                                                                         2,314,596
----------------------------------------------------------------------------------------------------
Food and Beverages (2.2%)
 ....................................................................................................
                   8,000   C TWO-NETWORK Co., Ltd. (Japan)                               1,256,718
 ....................................................................................................
                  13,174   Kamps AG (Germany)                                              538,326
 ....................................................................................................
                     629   Nestle S.A. (Switzerland)                                     1,138,868
 ....................................................................................................
                 192,900   San Miguel Corp. (Philippines)                                  421,889
 ....................................................................................................
                  41,100   South African Breweries, Ltd. (South
                           Africa)                                                         358,194
----------------------------------------------------------------------------------------------------
                                                                                         3,713,995
----------------------------------------------------------------------------------------------------
Health Care Services (0.9%)
 ....................................................................................................
                  29,700   TLC The Laser Center Inc.                                     1,419,210
----------------------------------------------------------------------------------------------------
Insurance and Finance (0.8%)
 ....................................................................................................
                   5,073   Axa S.A. (France)                                               620,841
 ....................................................................................................
                   2,300   Housing Development Finance
                           Corporation Ltd. (India)                                        118,000
 ....................................................................................................
                  31,400   Royal Bank Of Scotland Group                                    639,851
----------------------------------------------------------------------------------------------------
                                                                                         1,378,692
----------------------------------------------------------------------------------------------------
Media (0.6%)
 ....................................................................................................
                 198,200   Aegis Group PLC (United Kingdom)                                437,641
 ....................................................................................................
                 246,500   Aegis Group PLC 144A (United Kingdom)                           544,292
----------------------------------------------------------------------------------------------------
                                                                                           981,933
----------------------------------------------------------------------------------------------------
Metals and Mining (0.7%)
 ....................................................................................................
                  29,100   Companhia Vale do Rio Doce
                           ADR (Brazil) (NON)                                              571,088
 ....................................................................................................
                  18,300   Pohang Iron & Steel Company, Ltd. ADR
                           (South Korea)                                                   615,338
----------------------------------------------------------------------------------------------------
                                                                                         1,186,426
----------------------------------------------------------------------------------------------------
Networking (1.3%)
 ....................................................................................................
                  23,900   Nortel Networks Corp. (Canada)                                2,055,703
----------------------------------------------------------------------------------------------------
Oil and Gas (0.3%)
 ....................................................................................................
                  17,700   MOL Magyar Olaj-es Gazipari GDR
                           (Hungary)                                                       420,375
----------------------------------------------------------------------------------------------------
Pharmaceuticals (1.2%)
 ....................................................................................................
                  16,588   Sanofi-Synthelabo SA (France)                                   706,146
 ....................................................................................................
                  27,000   Takeda Chemical Industries (Japan)                            1,252,336
----------------------------------------------------------------------------------------------------
                                                                                         1,958,482
----------------------------------------------------------------------------------------------------
Publishing (4.3%)
 ....................................................................................................
                  99,700   Class Editori (Italy)                                           799,332
 ....................................................................................................
                 330,100   John Fairfax Holdings Ltd. (Australia)                          988,567
 ....................................................................................................
                   9,800   Kadokawa Shoten Publishing Co., Ltd.
                           (Japan)                                                       2,001,323
 ....................................................................................................
                  37,000   Singapore Press Holdings Ltd. (Singapore)                       631,176
 ....................................................................................................
                  83,800   Trinity PLC (United Kingdom)                                    744,114
 ....................................................................................................
                  50,328   VNU N.V. (Netherlands)                                        2,017,492
----------------------------------------------------------------------------------------------------
                                                                                         7,182,004
----------------------------------------------------------------------------------------------------
Real Estate (0.2%)
 ....................................................................................................
               1,268,400   SM Prime Holdings Inc. (Philippines)                            287,437
----------------------------------------------------------------------------------------------------
Recreation (1.5%)
 ....................................................................................................
                  19,700   Aruze Corp. (Japan)                                           1,938,239
 ....................................................................................................
                      84   Round One Corp. (Japan)                                         589,632
----------------------------------------------------------------------------------------------------
                                                                                         2,527,871
----------------------------------------------------------------------------------------------------
Restaurants (1.6%)
 ....................................................................................................
                 202,700   Autogrill SPA (Italy)                                         2,094,835
 ....................................................................................................
                  23,100   TPI Paginas Amarillas 144A (Spain)                              462,406
----------------------------------------------------------------------------------------------------
                                                                                         2,557,241
----------------------------------------------------------------------------------------------------
Retail (2.0%)
 ....................................................................................................
                     188   Dixons Group PLC (United Kingdom)                                 3,514
 ....................................................................................................
                 428,000   Migros Turk T.A.S. (Turkey)                                     532,704
 ....................................................................................................
                 110,000   President Chain Store Corp. (Taiwan)                            373,026
 ....................................................................................................
                  10,000   Shimamura Co., Ltd. (Japan)                                     847,458
 ....................................................................................................
                  13,000   Tsuruha Co., Ltd. (Japan)                                       967,342
 ....................................................................................................
                  13,000   Yamada Denki (Japan)                                            712,609
----------------------------------------------------------------------------------------------------
                                                                                         3,436,653
----------------------------------------------------------------------------------------------------
Satellite Services (0.6%)
 ....................................................................................................
                   8,200   Gilat Satellite Networks Ltd. (Israel)                          430,500
 ....................................................................................................
                  26,000   Hellenic Telecommunication
                           Organization S.A. (Greece)                                      559,862
----------------------------------------------------------------------------------------------------
                                                                                           990,362
----------------------------------------------------------------------------------------------------
Semiconductors (4.6%)
 ....................................................................................................
                   9,000   Advantest Corp. (Japan)                                         989,665
 ....................................................................................................
                  15,500   Ase Test Limited (Taiwan)                                       333,250
 ....................................................................................................
                   4,188   Consumer Electronic AG (Germany)                              2,122,918
 ....................................................................................................
                  12,000   Rohm Co. Ltd. (Japan)                                         1,880,116
 ....................................................................................................
                  34,000   Tokyo Electron Ltd. (Japan)                                   2,307,896
----------------------------------------------------------------------------------------------------
                                                                                         7,633,845
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (1.3%)
 ....................................................................................................
                  20,000   JDS Fitel Inc.                                                1,686,122
 ....................................................................................................
                   8,340   Tomy Co. Ltd. (Japan)                                           533,015
----------------------------------------------------------------------------------------------------
                                                                                         2,219,137
----------------------------------------------------------------------------------------------------
Supermarkets (0.8%)
 ....................................................................................................
                   8,543   Carrefour Supermarche SA (France)                             1,259,377
----------------------------------------------------------------------------------------------------
Telecommunications (11.6%)
 ....................................................................................................
                  71,600   Cable & Wireless Communications
                           (United Kingdom) (NON)                                          688,858
 ....................................................................................................
                 630,300   Cable & Wireless Optus Ltd. (Australia) (NON)                 1,442,958
 ....................................................................................................
                  70,000   Carso Global Telecom (Mexico)                                   445,617
 ....................................................................................................
                 174,100   Colt Telecom Group PLC
                           (United Kingdom) (NON)                                        3,654,800
 ....................................................................................................
                  22,597   Equant N.V. (Netherlands)                                     2,089,868
 ....................................................................................................
                  19,100   Global TeleSystems Group, Inc. (NON)                          1,547,100
 ....................................................................................................
                   4,200   Hikari Tsushin, Inc. (Japan)                                  1,298,718
 ....................................................................................................
                     200   Mahanagar Telephone Nigam Ltd. (India)                              859
 ....................................................................................................
                  12,000   Matsushita Communication Industrial
                           Co., Ltd. (Japan)                                               858,206
 ....................................................................................................
                 119,400   Orange PLC ADR (United Kingdom) (NON)                         1,751,354
 ....................................................................................................
                  37,300   Oy Nokia AB Class A, (Finland)                                3,279,882
 ....................................................................................................
                  48,900   Sonera Group OYJ (Finland)                                    1,072,445
 ....................................................................................................
                  24,600   Telfonica S.A. (Spain)                                        1,188,709
----------------------------------------------------------------------------------------------------
                                                                                        19,319,374
----------------------------------------------------------------------------------------------------
Telephone Services (5.6%)
 ....................................................................................................
                  72,800   British Telecommunications PLC ADR                            1,220,538
 ....................................................................................................
                   3,995   Dacom Corp. (South Korea)                                       431,425
 ....................................................................................................
                 148,000   Hong Kong Telecommunications Ltd.
                           (Hong Kong)                                                     384,393
 ....................................................................................................
                   4,500   Korea Telecom Corp. (South Korea)                               298,575
 ....................................................................................................
                   9,800   Korea Telecom Corp. ADR (South Korea)                           392,000
 ....................................................................................................
                  19,600   Magyar Tavkozlesi Rt ADR (Hungary)                              539,000
 ....................................................................................................
                   8,500   Tele Centro Sul Participacoes S.A. (Brazil)                     471,750
 ....................................................................................................
                  26,000   Telefonica de Argentina S.A. ADR
                           (Argentina)                                                     815,750
 ....................................................................................................
                  11,100   Telefonos de Mexico S.A. ADR Class L,
                           (Mexico)                                                        897,019
 ....................................................................................................
                  41,900   Telesp Participacoes S.A. ADR (Brazil)                          958,463
 ....................................................................................................
                 148,802   Vodafone Group PLC (United Kingdom)                           2,933,336
----------------------------------------------------------------------------------------------------
                                                                                         9,342,249
----------------------------------------------------------------------------------------------------
Textiles (0.3%)
 ....................................................................................................
                 349,000   Far Eastern Textile Ltd. (Taiwan)                               518,798
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $114,837,529)                                        $151,637,377
----------------------------------------------------------------------------------------------------
UNITS (1.3%) (a)
----------------------------------------------------------------------------------------------------
Number of Units                                                                                Value
 ....................................................................................................
                  84,900   Next Ord United Kingdom                                      $1,031,732
 ....................................................................................................
                  21,800   United Pan-Europe NV                                          1,186,240
----------------------------------------------------------------------------------------------------
                           Total Units (cost $2,301,884)                                $2,217,972
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.9%) (a) (cost $1,518,000)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $1,518,000   Interest in $402,952,000 joint repurchase
                           agreement dated June 30, 1999 with
                           Merrill Lynch, Pierce, Fenner & Smith, Inc.
                           due July 1, 1998 with respect to various
                           U.S. Treasury obligations -- maturity
                           value of $1,518,198 for an effective yield
                           of 4.70%                                                     $1,518,000
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $118,657,413) (b)                                    $155,373,349
----------------------------------------------------------------------------------------------------
SWAP Contracts Outstanding at June 30, 1999 (Unaudited)
----------------------------------------------------------------------------------------------------
                                              Notional              Termination         Unrealized
                                                Amount                     Date       Appreciation
 ....................................................................................................
Agreement with Salomon Brothers
International Ltd. dated October 21,
1998 to receive pay quarterly the
notional amount multiplied by the
return of SK Telecom Co. Ltd. (South
Korea) and pay the notional amount
multiplied by three month LIBOR
adjusted by a specified spread                $395,769            Oct. 21, 1999           $284,570
----------------------------------------------------------------------------------------------------

Diversification by Country (Unaudited)
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 1999:
(as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Australia                                                                                       4.0%
 ....................................................................................................
Brazil                                                                                          2.5
 ....................................................................................................
Canada                                                                                          3.4
 ....................................................................................................
Finland                                                                                         2.8
 ....................................................................................................
France                                                                                          6.0
 ....................................................................................................
Germany                                                                                         9.6
 ....................................................................................................
Hong Kong                                                                                       1.3
 ....................................................................................................
India                                                                                           1.0
 ....................................................................................................
Italy                                                                                           4.7
 ....................................................................................................
Japan                                                                                          17.4
 ....................................................................................................
Mexico                                                                                          3.5
 ....................................................................................................
Netherlands                                                                                     3.4
 ....................................................................................................
Singapore                                                                                       2.2
 ....................................................................................................
South Korea                                                                                     2.5
 ....................................................................................................
Spain                                                                                           1.0
 ....................................................................................................
Sweden                                                                                          1.7
 ....................................................................................................
Switzerland                                                                                     1.6
 ....................................................................................................
Taiwan                                                                                          1.7
 ....................................................................................................
United Kingdom                                                                                  9.3
 ....................................................................................................
United States                                                                                  14.2
 ....................................................................................................
Other                                                                                           6.2
----------------------------------------------------------------------------------------------------
Total                                                                                         100.0%
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Investors Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
COMMON STOCKS (96.8%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Banks (3.5%)
 ....................................................................................................
                  56,900   Bank of America Corp.                                        $4,171,481
 ....................................................................................................
                  61,800   Fifth Third Bancorp                                           4,113,563
 ....................................................................................................
                 245,900   Firstar Corp.                                                 6,885,200
 ....................................................................................................
                  95,300   Wells Fargo Co.                                               4,074,075
 ....................................................................................................
                   8,800   Zions Bancorp                                                   558,800
----------------------------------------------------------------------------------------------------
                                                                                        19,803,119
----------------------------------------------------------------------------------------------------
Broadcasting (2.5%)
 ....................................................................................................
                 253,700   AT&T-Liberty Media Group Class A (NON)                        9,323,475
 ....................................................................................................
                  31,300   Clear Channel Communications, Inc.                            2,157,744
 ....................................................................................................
                  72,400   Comcast Corp. Class A (NON)                                   2,782,875
----------------------------------------------------------------------------------------------------
                                                                                        14,264,094
----------------------------------------------------------------------------------------------------
Business Equipment and Services (1.8%)
 ....................................................................................................
                  54,700   Hewlett-Packard Co.                                           5,497,350
 ....................................................................................................
                  75,700   Pitney Bowes, Inc.                                            4,863,725
----------------------------------------------------------------------------------------------------
                                                                                        10,361,075
----------------------------------------------------------------------------------------------------
Cable Television (1.2%)
 ....................................................................................................
                  88,700   MediaOne Group Inc. (NON)                                     6,597,063
----------------------------------------------------------------------------------------------------
Chemicals (1.4%)
 ....................................................................................................
                  50,800   du Pont (E.I.) de Nemours & Co., Ltd.                         3,470,275
 ....................................................................................................
                  90,000   Praxair, Inc.                                                 4,404,375
----------------------------------------------------------------------------------------------------
                                                                                         7,874,650
----------------------------------------------------------------------------------------------------
Computer Equipment (4.6%)
 ....................................................................................................
                  53,200   Apple Computer, Inc.                                          2,463,825
 ....................................................................................................
                  68,300   EMC Corp. (NON)                                               3,756,500
 ....................................................................................................
                  92,500   IBM Corp.                                                    11,955,625
 ....................................................................................................
                  23,900   Lexmark International Group, Inc.
                           Class A (NON)                                                 1,578,894
 ....................................................................................................
                  95,000   Sun Microsystems, Inc. (NON)                                  6,543,125
----------------------------------------------------------------------------------------------------
                                                                                        26,297,969
----------------------------------------------------------------------------------------------------
Computer Services and Software (5.4%)
 ....................................................................................................
                  17,500   CMGI, Inc. (NON)                                              1,996,094
 ....................................................................................................
                  39,650   Comverse Technology, Inc. (NON)                               2,993,575
 ....................................................................................................
                 246,500   Microsoft Corp. (NON)                                        22,231,219
 ....................................................................................................
                  86,900   Unisys Corp. (NON)                                            3,383,669
----------------------------------------------------------------------------------------------------
                                                                                        30,604,557
----------------------------------------------------------------------------------------------------
Conglomerates (6.0%)
 ....................................................................................................
                  52,900   Allied-Signal, Inc.                                           3,332,700
 ....................................................................................................
                 212,300   Tyco International Ltd.                                      20,115,425
 ....................................................................................................
                 148,300   United Technologies Corp.                                    10,631,256
----------------------------------------------------------------------------------------------------
                                                                                        34,079,381
----------------------------------------------------------------------------------------------------
Consumer Non Durables (3.5%)
 ....................................................................................................
                  32,300   Clorox Co.                                                    3,450,044
 ....................................................................................................
                  53,100   Colgate-Palmolive Co.                                         5,243,625
 ....................................................................................................
                 126,400   Estee Lauder Cos. Class A                                     6,335,800
 ....................................................................................................
                  57,000   Kimberly-Clark Corp.                                          3,249,000
 ....................................................................................................
                  22,700   Nike, Inc.                                                    1,437,194
----------------------------------------------------------------------------------------------------
                                                                                        19,715,663
----------------------------------------------------------------------------------------------------
Consumer Services (2.4%)
 ....................................................................................................
                  18,300   Amazon.com, Inc. (NON)                                        2,289,788
 ....................................................................................................
                  35,800   America Online, Inc. (NON)                                    3,955,900
 ....................................................................................................
                  86,900   Interpublic Group Cos. Inc.                                   7,527,713
----------------------------------------------------------------------------------------------------
                                                                                        13,773,401
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (7.3%)
 ....................................................................................................
                 172,500   General Electric Co.                                         19,492,500
 ....................................................................................................
                  21,700   Honeywell, Inc.                                               2,514,488
 ....................................................................................................
                 125,400   Motorola, Inc.                                               11,881,650
 ....................................................................................................
                  71,200   Solectron Corp. (NON)                                         4,748,150
 ....................................................................................................
                  19,900   Texas Instruments, Inc.                                       2,885,500
----------------------------------------------------------------------------------------------------
                                                                                        41,522,288
----------------------------------------------------------------------------------------------------
Entertainment (4.4%)
 ....................................................................................................
                  94,200   Carnival Corp. Class A                                        4,568,700
 ....................................................................................................
                 164,700   Time Warner, Inc.                                            12,105,450
 ....................................................................................................
                 190,200   Viacom, Inc. Class B (NON)                                    8,368,800
----------------------------------------------------------------------------------------------------
                                                                                        25,042,950
----------------------------------------------------------------------------------------------------
Insurance and Finance (10.3%)
 ....................................................................................................
                  51,300   AFLAC, Inc.                                                   2,455,988
 ....................................................................................................
                  59,900   American Express Co.                                          7,794,488
 ....................................................................................................
                  45,200   American General Corp.                                        3,406,950
 ....................................................................................................
                  97,100   American International Group, Inc.                           11,366,769
 ....................................................................................................
                  51,500   Capital One Financial Corp.                                   2,867,906
 ....................................................................................................
                 229,150   Citigroup, Inc.                                              10,884,625
 ....................................................................................................
                  43,500   Comerica, Inc.                                                2,585,531
 ....................................................................................................
                  59,300   First Security Corp.                                          1,615,925
 ....................................................................................................
                  25,200   Lincoln National Corp.                                        1,318,275
 ....................................................................................................
                  35,600   Morgan Stanley, Dean Witter,
                           Discover and Co.                                              3,649,000
 ....................................................................................................
                  16,200   Northern Trust Corp.                                          1,571,400
 ....................................................................................................
                  45,100   Providian Financial Corp.                                     4,216,850
 ....................................................................................................
                  42,700   Schwab (Charles) Corp.                                        4,691,663
----------------------------------------------------------------------------------------------------
                                                                                        58,425,370
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.5%)
 ....................................................................................................
                  34,900   Bausch & Lomb, Inc.                                           2,669,850
----------------------------------------------------------------------------------------------------
Networking Equipment  (1.8%)
 ....................................................................................................
                 157,700   Cisco Systems, Inc. (NON)                                    10,161,794
----------------------------------------------------------------------------------------------------
Oil and Gas (3.2%)
 ....................................................................................................
                  77,400   Conoco, Inc.                                                  2,157,525
 ....................................................................................................
                  84,900   Enron Corp.                                                   6,940,575
 ....................................................................................................
                 114,500   Exxon Corp.                                                   8,830,813
----------------------------------------------------------------------------------------------------
                                                                                        17,928,913
----------------------------------------------------------------------------------------------------
Packaging and Containers (0.4%)
 ....................................................................................................
                  33,800   Sealed Air Corp. (NON)                                        2,192,775
----------------------------------------------------------------------------------------------------
Pharmaceuticals (8.4%)
 ....................................................................................................
                  17,400   Allergan, Inc.                                                1,931,400
 ....................................................................................................
                 102,800   American Home Products Corp.                                  5,911,000
 ....................................................................................................
                  54,300   Amgen Inc. (NON)                                              3,305,513
 ....................................................................................................
                  59,600   Biogen, Inc. (NON)                                            3,833,025
 ....................................................................................................
                   8,500   Immunex Corp. (NON)                                           1,083,219
 ....................................................................................................
                  65,300   Johnson & Johnson                                             6,399,400
 ....................................................................................................
                 101,000   Pharmacia & Upjohn, Inc.                                      5,738,063
 ....................................................................................................
                 208,700   Schering-Plough Corp.                                        11,061,100
 ....................................................................................................
                 122,000   Warner-Lambert Co.                                            8,463,750
----------------------------------------------------------------------------------------------------
                                                                                        47,726,470
----------------------------------------------------------------------------------------------------
Retail (12.4%)
 ....................................................................................................
                  53,900   Best Buy Co., Inc. (NON)                                      3,638,250
 ....................................................................................................
                 113,000   Costco Companies, Inc. (NON)                                  9,047,063
 ....................................................................................................
                 152,600   CVS Corp.                                                     7,744,450
 ....................................................................................................
                  50,100   Dayton Hudson Corp.                                           3,256,500
 ....................................................................................................
                  83,700   Gap, Inc. (The) (NON)                                         4,216,380
 ....................................................................................................
                 148,100   Home Depot, Inc. (The)                                        9,543,194
 ....................................................................................................
                 115,300   Safeway, Inc. (NON)                                           5,707,350
 ....................................................................................................
                 194,400   TJX Cos., Inc. (The)                                          6,475,950
 ....................................................................................................
                 298,600   Wal-Mart Stores, Inc.                                        14,407,450
 ....................................................................................................
                 209,600   Walgreen Co.                                                  6,157,000
----------------------------------------------------------------------------------------------------
                                                                                        70,193,587
----------------------------------------------------------------------------------------------------
Telecommunications (9.1%)
 ....................................................................................................
                  35,200   ALLTEL Corp.                                                  2,516,800
 ....................................................................................................
                 248,800   Lucent Technologies, Inc.                                    16,778,450
 ....................................................................................................
                 131,100   MCI WorldCom, Inc. (NON)                                     11,282,794
 ....................................................................................................
                  66,800   Nokia Oyj Corp. ADR (Finland)                                 6,116,375
 ....................................................................................................
                  35,200   QUALCOMM, Inc.                                                5,051,200
 ....................................................................................................
                  79,600   Tellabs, Inc. (NON)                                           5,377,975
 ....................................................................................................
                  23,900   Vodafone AirTouch PLC
                           (United Kingdom)                                              4,708,300
----------------------------------------------------------------------------------------------------
                                                                                        51,831,894
----------------------------------------------------------------------------------------------------
Transportation (1.2%)
 ....................................................................................................
                  74,400   FDX Corp. (NON)                                               4,036,200
 ....................................................................................................
                  42,900   Union Pacific Corp.                                           2,501,606
----------------------------------------------------------------------------------------------------
                                                                                         6,537,806
----------------------------------------------------------------------------------------------------
Telephone Services (5.5%)
 ....................................................................................................
                 112,200   BellSouth Corp.                                               5,259,375
 ....................................................................................................
                 203,600   SBC Communications, Inc.                                     11,808,800
 ....................................................................................................
                 214,400   Sprint Corp.                                                 11,323,000
 ....................................................................................................
                  46,200   Sprint PCS                                                    2,639,175
----------------------------------------------------------------------------------------------------
                                                                                        31,030,350
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $463,529,621)                                        $548,635,019
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.5%) (a) (cost $19,809,000)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $19,809,000   Interest in $402,952,000 joint repurchase
                           agreement dated June 30, 1999 with
                           Merrill Lynch, Pierce, Fenner &
                           Smith, Inc. due July 1, 1999 with
                           respect to various U.S. Treasury
                           obligations - maturity value of
                           $19,811,586 for an effective
                           yield of 4.70%                                              $19,809,000
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $483,338,621) (b)                                    $568,444,019
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Money Market Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
COMMERCIAL PAPER (88.2%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                     Maturity Date             Value
 ....................................................................................................
Domestic (58.7%) (a)
 ....................................................................................................
              $4,000,000   American General
                           Finance Corp. 5.1s                               8/6/99      $3,979,033
 ....................................................................................................
               5,000,000   Asset Securitization
                           Cooperative Corp. 5.06s                          8/9/99       4,971,889
 ....................................................................................................
              10,000,000   Asset Securitization
                           Cooperative Corp. 5s                            7/22/99       9,969,444
 ....................................................................................................
              27,000,000   Associates First
                           Capital Corp. 5.55s                              7/1/99      26,995,837
 ....................................................................................................
              10,000,000   A T & T Corporation 4.83s                       7/27/99       9,963,775
 ....................................................................................................
               7,500,000   Bank Of America FSB 4.93s                       7/19/99       7,480,485
 ....................................................................................................
               3,000,000   BankAmerica Corp. 4.81s                         11/3/99       2,949,495
 ....................................................................................................
               4,000,000   Bellsouth
                           Telecommunications 5.3s                          7/2/99       3,998,822
 ....................................................................................................
               5,000,000   Chase Manhattan Corp. 4.83s                     9/22/99       4,943,650
 ....................................................................................................
              10,000,000   Citigroup 4.85s                                 7/13/99       9,982,486
 ....................................................................................................
              20,000,000   Corporate Receivables
                           Corp. 4.84s                                     8/31/99      19,833,289
 ....................................................................................................
               7,000,000   Corporate Receivables
                           Corp. 4.82s                                     7/29/99       6,972,144
 ....................................................................................................
               5,000,000   CXC Inc. 4.95s                                   8/2/99       4,977,313
 ....................................................................................................
               7,000,000   Delaware Funding Corp. 5.03s                    7/21/99       6,979,461
 ....................................................................................................
               6,133,000   Delaware Funding Corp. 5.03s                     7/2/99       6,131,286
 ....................................................................................................
               6,061,000   Delaware Funding Corp. 5.02s                     9/9/99       6,000,993
 ....................................................................................................
               4,000,000   Delaware Funding Corp. 5s                        8/4/99       3,980,556
 ....................................................................................................
               5,000,000   Delaware Funding Corp. 4.97s                     9/7/99       4,952,371
 ....................................................................................................
               4,000,000   Eureka Securitization Inc. 4.95s                8/12/99       3,976,350
 ....................................................................................................
               2,300,000   Eureka Securitization Inc. 4.81s                 7/9/99       2,297,234
 ....................................................................................................
               6,000,000   Falcon Asset Securitization
                           Corp. 5.27s                                     7/15/99       5,986,825
 ....................................................................................................
               1,600,000   Falcon Asset Securitization
                           Corp. 4.9s                                      7/19/99       1,595,862
 ....................................................................................................
               3,680,000   Falcon Asset Securitization
                           Corp. 4.84s                                      8/3/99       3,663,178
 ....................................................................................................
              10,000,000   Formosa Plastics Corp.
                           (Bank of America NT & SA
                           (LOC)) 4.84s                                    7/16/99       9,978,489
 ....................................................................................................
              10,000,000   General Electric Capital
                           International Fund 5.1s                         8/23/99       9,923,500
 ....................................................................................................
               5,000,000   General Electric Capital
                           Corp. 5.02s                                     10/7/99       4,930,975
 ....................................................................................................
              12,500,000   General Electric Capital
                           Corp. 4.87s                                     7/30/99      12,449,271
 ....................................................................................................
               4,000,000   Goldman Sachs Group 4.85s                       8/17/99       3,974,133
 ....................................................................................................
               5,000,000   Goldman Sachs Group 4.85s                       7/14/99       4,990,569
 ....................................................................................................
               6,000,000   Goldman Sachs Group 4.82s                      10/15/99       5,914,043
 ....................................................................................................
               4,000,000   Lehman Brothers Holdings 5.03s                   9/1/99       3,964,790
 ....................................................................................................
               5,000,000   Lehman Brothers Holdings 4.95s                  7/27/99       4,981,438
 ....................................................................................................
               6,000,000   Lehman Brothers Holdings 4.92s                  7/28/99       5,977,040
 ....................................................................................................
               7,447,000   Metlife Funding 4.98s                           7/20/99       7,426,314
 ....................................................................................................
               6,000,000   Morgan (J.P.) & Co., Inc. 4.9s                  9/15/99       5,937,117
 ....................................................................................................
               5,000,000   Morgan (J.P.) & Co., Inc. 4.85s                 7/12/99       4,991,917
 ....................................................................................................
              11,000,000   Morgan (J.P.) & Co., Inc. 4.8s                  7/15/99      10,977,908
 ....................................................................................................
              10,000,000   Morgan Stanley Dean
                           Witter & Co. 4.85s                              7/23/99       9,969,014
 ....................................................................................................
              10,000,000   National Rural Utilities
                           Cooperative Finance Corp. 4.88s                  9/9/99       9,903,756
 ....................................................................................................
               4,000,000   ORIX America, Inc. (Bank of
                           America NT & SA (Letter of
                           Credit (LOC)) 4.94s                              7/8/99       3,995,609
 ....................................................................................................
               8,000,000   PNC Funding Corp. 5.1s                          8/30/99       7,930,867
 ....................................................................................................
               7,000,000   PNC Funding Corp. 5.08s                         8/18/99       6,951,599
 ....................................................................................................
               7,000,000   PNC Funding Corp. 4.97s                          8/4/99       6,966,176
 ....................................................................................................
               4,055,000   Preferred Receivables
                           Funding Corp. 4.97s                             8/10/99       4,032,048
 ....................................................................................................
               7,000,000   Preferred Receivables
                           Funding Corp. 4.86s                              7/8/99       6,992,440
 ....................................................................................................
               5,000,000   Sheffield Receivables Corp. 5.1s                7/22/99       4,984,417
 ....................................................................................................
               7,000,000   Sheffield Receivables Corp. 5.05s               7/20/99       6,980,361
 ....................................................................................................
               5,400,000   Sheffield Receivables Corp. 5.05s               7/19/99       5,385,608
 ....................................................................................................
               6,000,000   Sheffield Receivables Corp. 4.95s                7/2/99       5,998,350
 ....................................................................................................
               4,500,000   Sheffield Receivables Corp. 4.83s               7/15/99       4,490,850
 ....................................................................................................
               2,267,000   Shell Finance (UK) PLC 4.87s                     8/9/99       2,254,733
 ....................................................................................................
               5,000,000   Sigma Finance Inc. 4.86s                        10/7/99       4,933,175
 ....................................................................................................
               7,000,000   Sigma Finance Inc. 4.85s                        7/12/99       6,988,683
 ....................................................................................................
               5,000,000   Sigma Finance Inc. 4.83s                        8/20/99       4,965,788
 ....................................................................................................
               5,000,000   Sigma Finance Inc. 4.83s                        7/15/99       4,989,938
 ....................................................................................................
               2,300,000   USAA Capital Corp. 5s                           7/27/99       2,291,375
 ....................................................................................................
               5,000,000   Walt Disney Company 5.12s                        7/6/99       4,995,733
 ....................................................................................................
               2,043,000   Windmill Funding Corp. 5.31s                     7/7/99       2,040,891
 ....................................................................................................
               6,500,000   Windmill Funding Corp. 5.08s                    8/19/99       6,454,139
 ....................................................................................................
               6,000,000   Windmill Funding Corp. 4.95s                    8/26/99       5,952,975
 ....................................................................................................
               5,000,000   Windmill Funding Corp. 4.86s                    7/29/99       4,980,425
 ....................................................................................................
               5,000,000   Windmill Funding Corp. 4 3/4s                   9/27/99       4,941,285
----------------------------------------------------------------------------------------------------
                                                                                       399,369,517
----------------------------------------------------------------------------------------------------
Foreign (29.5%) (a)
 ....................................................................................................
               6,000,000   Abbey National North America
                           Corp. 4.74s (United Kingdom)                   10/29/99       5,904,410
 ....................................................................................................
               5,000,000   Banco De Galicia Y Buenos Aires
                           (Bayerische Vereinsbank (LOC))
                           4.93s (Germany), 10/6/99                        10/6/99       4,932,897
 ....................................................................................................
               5,000,000   Banco Mercantil De Norte, S.A.
                           (Bayerische Vereinsbank (LOC))
                           4.86s (Germany)                                  7/7/99       4,995,275
 ....................................................................................................
               6,669,000   Banco Nacional De Comerico
                           (Barclays (LOC) 4.84s
                           (United Kingdom)                                7/12/99       6,658,241
 ....................................................................................................
               7,500,000   Banco Nacional De Mexico, S.A.
                           (Barclays (LOC)) 4.83s
                           (United Kingdom)                                8/24/99       7,444,656
 ....................................................................................................
               5,000,000   Bancomer, S.A., Institution de
                           Banca Multiple (Bank Of
                           Montreal (LOC)) 4.83s
                           (Canada)                                        8/11/99       4,971,825
 ....................................................................................................
               5,000,000   Bank Of Nova Scotia 4.97s
                           (Canada)                                         9/3/99       4,955,132
 ....................................................................................................
               3,062,000   CBA Delaware Finance 5.2s
                           (Australia)                                     8/27/99       3,036,347
 ....................................................................................................
               4,500,000   CBA Delaware Finance 4.82s
                           (Australia)                                      8/3/99       4,479,515
 ....................................................................................................
               3,386,000   Contifinancial Corp. (Dresdner
                           Bank AG (LOC)) 5.05s
                           (Germany)                                        7/6/99       3,383,150
 ....................................................................................................
               1,400,000   Contifinancial Corp. (Dresdner
                           Bank AG (LOC)) 4.86s
                           (Germany)                                        7/1/99       1,399,811
 ....................................................................................................
               3,600,000   Contifinancial Corp. (Dresdner
                           Bank AG (LOC)) 4.82s
                           (Germany)                                       7/20/99       3,590,360
 ....................................................................................................
               6,000,000   Credit Suisse First Boston 4.83s
                           (Switzerland)                                   9/15/99       5,938,015
 ....................................................................................................
               8,000,000   Credit Suisse First Boston 4.82s
                           (Switzerland)                                    9/9/99       7,923,951
 ....................................................................................................
               5,000,000   Credit Suisse First Boston 4.82s
                           (Switzerland)                                   8/18/99       4,967,197
 ....................................................................................................
               7,000,000   Credit Suisse First Boston
                           International Guernsey 4.83s
                           (Switzerland)                                    9/7/99       6,935,198
 ....................................................................................................
               4,000,000   DaimlerChrysler NA Holding
                           Corp. 4.95s (Germany)                           8/16/99       3,974,150
 ....................................................................................................
              10,000,000   DaimlerChrysler NA Holding
                           Corp. 4.87s (Germany)                            8/5/99       9,951,300
 ....................................................................................................
               5,000,000   DaimlerChrysler NA Holding
                           Corp. 4.87s (Germany)                           7/28/99       4,981,061
 ....................................................................................................
               8,000,000   Den Danske Corp. Inc. 4.83s
                           (Denmark)                                      11/30/99       7,835,780
 ....................................................................................................
              12,803,000   Diageo Capital PLC 5 3/4s
                           (United Kingdom)                                 7/1/99      12,800,950
 ....................................................................................................
              10,000,000   Formosa Plastics Corp,
                           (ABN AMRO (LOC)) 5.15s
                           (Netherlands)                                  10/13/99       9,849,792
 ....................................................................................................
               5,000,000   Garanti Funding Corp.
                           (Bayerische Hypo-und Vereinsbank
                           (LOC)) 4.8s (Germany)                            8/2/99       4,978,000
 ....................................................................................................
               7,000,000   Girsa Funding Corp. (Societe
                           Generale (LOC)) 4.78s (France)                  7/26/99       6,975,733
 ....................................................................................................
               4,000,000   Louis Dreyfus Corp. (Dresdner
                           Bank (LOC)) 4.93s (Germany)                      7/9/99       3,995,070
 ....................................................................................................
               2,500,000   Nacional Financiera, S.N.C.
                           (Barclays Bank PLC (LOC)) 4.87s
                           (United Kingdom)                               11/12/99       2,454,344
 ....................................................................................................
               6,000,000   Northern Rock PLC 4.93s
                           (United Kingdom)                                 8/3/99       5,972,063
 ....................................................................................................
               4,000,000   Northern Rock PLC 4.87s
                           (United Kingdom)                                8/27/99       3,968,616
 ....................................................................................................
               5,000,000   PEMEX Capital, Inc. (Societe
                           Generale (LOC)) 5.11s (France)                  8/16/99       4,966,643
 ....................................................................................................
               4,000,000   PEMEX Capital, Inc. (Societe
                           Generale (LOC)) 4.86s (France)                   7/7/99       3,996,220
 ....................................................................................................
               2,000,000   PEMEX Capital, Inc. (Societe
                           Generale (LOC)) 4.82 (France)                   7/28/99       1,992,502
 ....................................................................................................
              $2,000,000   Svenska Handelsbanken Inc.
                           5s (Sweden)                                     7/22/99       1,993,889
 ....................................................................................................
               5,000,000   Toronto Dominion Holdings
                           4.77s (Canada)                                  11/5/99       4,915,200
 ....................................................................................................
               5,500,000   Unibanco-Uniao De Bancos
                           Brasileiros, S.A. (Barclays (LOC))
                           4.84s (United Kingdom)                         10/20/99       5,416,669
 ....................................................................................................
               4,000,000   Unibanco-Uniao De Bancos
                           Brasileiros, S.A. (Barclays (LOC))
                           4.86s (United Kingdom)                         10/20/99       3,939,520
 ....................................................................................................
               7,000,000   UBS AG 4.84s (Switzerland)                     12/13/99       6,843,776
 ....................................................................................................
               8,000,000   Westpac Capital Corp. 4.82s
                           (Australia)                                      7/6/99       7,993,573
----------------------------------------------------------------------------------------------------
                                                                                       201,310,831
----------------------------------------------------------------------------------------------------
                           Total Commercial Paper
                           (cost $600,680,348)                                        $600,680,348
----------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (11.1%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                     Maturity Date             Value
 ....................................................................................................
              $6,000,000   Bank Of Nova Scotia 5.57s
                           (Canada)                                        6/12/00      $5,998,341
 ....................................................................................................
               5,000,000   Bayerische Hypo-und Verinsbank
                           AG 5.15s (Germany)                              4/20/00       4,998,054
 ....................................................................................................
               9,500,000   Bayerische Landesbank
                           Girozentrate 5.115s (Germany)                   3/21/00       9,486,344
 ....................................................................................................
               5,000,000   Canadian Imperial Bank Of
                           Commerce 5.12s (Canada)                         2/23/00       4,998,430
 ....................................................................................................
               5,000,000   Chase Manhattan Corp. 4.93s                     10/6/99       5,000,000
 ....................................................................................................
               5,000,000   Commerzbank AG 5.65s
                           (Germany)                                       6/26/00       4,998,078
 ....................................................................................................
               5,000,000   Commerzbank AG 5.265s
                           (Germany)                                       5/18/00       4,997,872
 ....................................................................................................
               6,000,000   Commerzbank AG 5.22s
                           (Germany)                                       5/12/00       5,997,493
 ....................................................................................................
               5,000,000   Commerzbank AG 5.09s
                           (Germany)                                       2/16/00       4,999,085
 ....................................................................................................
               4,000,000   Deutsche BankAG 5.36s
                           (Germany)                                       5/22/00       3,998,261
 ....................................................................................................
               5,000,000   Deutsche Bank AG 5.07s
                           (Germany)                                       1/13/00       4,999,220
 ....................................................................................................
               5,000,000   Deutsche Bank AG 5.06s
                           (Germany)                                        2/8/00       4,998,822
 ....................................................................................................
               5,000,000   Rabobank Nederland 5.29s
                           (Netherlands)                                   5/19/00       4,997,653
 ....................................................................................................
               5,000,000   UBS AG 5.48s (Switzerland)                       6/2/00       4,998,222
----------------------------------------------------------------------------------------------------
                           Total Cetificates of Deposit
                           (cost $75,465,875)                                          $75,465,875
----------------------------------------------------------------------------------------------------
BANK NOTES (2.2%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                     Maturity Date             Value
 ....................................................................................................
              $5,000,000   Morgan (J.P.) & Co., Inc.
                           sr. notes Ser. A, 5.546s,                        7/7/99      $4,999,943
 ....................................................................................................
               5,000,000   National Rural Utilities notes
                           Ser. C, 5.178s,                                 6/26/00       5,000,000
 ....................................................................................................
               5,000,000   Wells Fargo & Co. notes
                           Ser. J, 5.31s,                                  3/31/00       4,998,080
----------------------------------------------------------------------------------------------------
                           Total Bank Notes
                           (cost $14,998,023)                                          $14,998,023
----------------------------------------------------------------------------------------------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS (1.3%) (a)
(cost $8,946,210)
----------------------------------------------------------------------------------------------------
Principal Amount                                                     Maturity Date             Value
 ....................................................................................................
              $9,000,000   Federal Home Loan
                           Mortgage Corp. 4.89s                            8/13/99      $8,946,210
----------------------------------------------------------------------------------------------------
CORPORATE BONDS (0.9%) (a) (cost $5,996,100)
----------------------------------------------------------------------------------------------------
Principal Amount                                                     Maturity Date             Value
 ....................................................................................................
              $6,000,000   Abbey National Treasury
                           Service Bank guaranteed
                           5.261s, (United Kingdom)                         5/1/00      $5,996,100
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $706,086,556) (b)                                    $706,086,556
----------------------------------------------------------------------------------------------------
Diversification by Country (Unaudited)
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 1999: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Australia                                                                                       2.2%
 ....................................................................................................
Canada                                                                                          3.7
 ....................................................................................................
Denmark                                                                                         1.1
 ....................................................................................................
France                                                                                          2.5
 ....................................................................................................
Germany                                                                                        13.6
 ....................................................................................................
Netherlands                                                                                     2.1
 ....................................................................................................
Switzerland                                                                                     5.3
 ....................................................................................................
United Kingdom                                                                                  8.6
 ....................................................................................................
United States                                                                                  60.7
 ....................................................................................................
Other                                                                                           0.2
----------------------------------------------------------------------------------------------------
Total                                                                                         100.0%
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT New Opportunities Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
COMMON STOCKS (96.7%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Advertising (2.1%)
 ....................................................................................................
                 508,700   Lamar Advertising Co. (NON)                                 $20,824,906
 ....................................................................................................
               1,643,300   Outdoor Systems, Inc. (NON)                                  59,980,450
 ....................................................................................................
                 101,000   TMP Worldwide Inc. (NON)                                      6,413,500
----------------------------------------------------------------------------------------------------
                                                                                        87,218,856
----------------------------------------------------------------------------------------------------
Airlines (0.3%)
 ....................................................................................................
                 217,700   Ryanair Holdings, PLC ADR (Ireland) (NON)                    11,538,100
----------------------------------------------------------------------------------------------------
Banks (0.9%)
 ....................................................................................................
                 795,100   Firstar Corp.                                                22,262,800
 ....................................................................................................
                 239,200   Zions Bancorp                                                15,189,200
----------------------------------------------------------------------------------------------------
                                                                                        37,452,000
----------------------------------------------------------------------------------------------------
Broadcasting (10.5%)
 ....................................................................................................
               2,743,172   AT&T Corp. -- Liberty Media, Class A                        100,811,571
 ....................................................................................................
               1,385,800   CBS Corp. (NON)                                              60,195,688
 ....................................................................................................
                 950,200   Chancellor Media Corp. (NON)                                 52,379,775
 ....................................................................................................
                 133,500   Citadel Communications Corp. (NON)                            4,831,031
 ....................................................................................................
               1,802,500   Clear Channel Communications, Inc. (NON)                    124,259,844
 ....................................................................................................
                 101,000   Entercom Communications Corp. (NON)                           4,317,750
 ....................................................................................................
                 169,100   Hispanic Broadcasting Corp. (NON)                            12,830,463
 ....................................................................................................
                 910,500   Infinity Broadcasting Corp. Class A (NON)                    27,087,375
 ....................................................................................................
                 617,700   Sinclair Broadcast Group, Inc. Class A (NON)                 10,114,838
 ....................................................................................................
                 464,200   Univision Communications Inc. Class A (NON)                  30,637,200
 ....................................................................................................
                 253,000   WestWood One, Inc. (NON)                                      9,028,938
----------------------------------------------------------------------------------------------------
                                                                                       436,494,473
----------------------------------------------------------------------------------------------------
Business Services (2.0%)
 ....................................................................................................
                 434,000   Affiliated Computer Services Inc., Class A                   21,971,250
 ....................................................................................................
                 309,000   Cendant Corp. (NON)                                           6,334,500
 ....................................................................................................
                 201,400   Exodus Communications, Inc. (NON)                            24,155,413
 ....................................................................................................
                 887,800   Snyder Communications, Inc. (NON)                            29,075,450
 ....................................................................................................
                  27,300   VerticalNet, Inc. (NON)                                       2,866,500
----------------------------------------------------------------------------------------------------
                                                                                        84,403,113
----------------------------------------------------------------------------------------------------
Cable Television (1.3%)
 ....................................................................................................
                 104,300   Adelphia Communications, Class A (NON)                        6,636,088
 ....................................................................................................
                 222,300   Century Communications Corp. (NON)                           10,225,800
 ....................................................................................................
                 766,200   Comcast Corp. Class A                                        29,450,813
 ....................................................................................................
                 106,600   MediaOne Group Inc. (NON)                                     7,928,375
----------------------------------------------------------------------------------------------------
                                                                                        54,241,076
----------------------------------------------------------------------------------------------------
Computer Equipment (2.7%)
 ....................................................................................................
                 487,900   Comdisco, Inc.                                               12,502,438
 ....................................................................................................
                 858,200   EMC Corp.                                                    47,201,000
 ....................................................................................................
                 771,700   Sun Microsystems, Inc. (NON)                                 53,150,838
----------------------------------------------------------------------------------------------------
                                                                                       112,854,276
----------------------------------------------------------------------------------------------------
Computer Services (3.8%)
 ....................................................................................................
                 226,900   America Online, Inc. (NON)                                   25,072,450
 ....................................................................................................
                 124,100   CheckFree Holdings Corp. (NON)                                3,420,506
 ....................................................................................................
                 268,000   Comverse Technology, Inc. (NON)                              20,234,000
 ....................................................................................................
                 269,700   Covad Communications Group 144A (NON)                        14,378,381
 ....................................................................................................
                 114,300   Critical Path, Inc. (NON)                                     6,322,219
 ....................................................................................................
                 385,700   Entrust Technologies Inc. (NON)                              12,824,525
 ....................................................................................................
                 304,400   E(a)Trade Group, Inc. (NON)                                  12,156,975
 ....................................................................................................
                  43,700   RealNetworks, Inc. (NON)                                      3,009,838
 ....................................................................................................
                 647,200   USWeb Corp. (NON)                                            14,359,750
 ....................................................................................................
                 112,100   Verio Inc. (NON)                                              7,790,950
 ....................................................................................................
                 274,900   VeriSign, Inc. (NON)                                         23,710,125
 ....................................................................................................
                 482,000   Whittman-Hart, Inc. (NON)                                    15,303,500
----------------------------------------------------------------------------------------------------
                                                                                       158,583,219
----------------------------------------------------------------------------------------------------
Computer Software (6.6%)
 ....................................................................................................
                 268,300   Amdocs Ltd. (NON)                                             6,103,825
 ....................................................................................................
                  76,400   BroadVision, Inc. (NON)                                       5,634,500
 ....................................................................................................
                  85,800   Check Point Software Technologies Ltd.
                           (Israel) (NON)                                                4,601,025
 ....................................................................................................
                 414,300   Electronic Arts, Inc. (NON)                                  22,475,775
 ....................................................................................................
                 294,190   I2 Technologies, Inc. (NON)                                  12,650,170
 ....................................................................................................
                 241,900   Intuit, Inc. (NON)                                           21,801,238
 ....................................................................................................
                 108,400   ISS Group, Inc. (NON)                                         4,092,100
 ....................................................................................................
                  40,900   Lycos, Inc. (NON)                                             3,757,688
 ....................................................................................................
                 183,900   Macromedia, Inc. (NON)                                        6,482,475
 ....................................................................................................
                 985,100   Microsoft Corp. (NON)                                        88,843,706
 ....................................................................................................
               1,592,200   Parametric Technology Corp. (NON)                            22,091,775
 ....................................................................................................
                  22,000   Peregrine Systems, Inc. (NON)                                   565,125
 ....................................................................................................
                 175,900   Rational Software Corp. (NON)                                 5,793,706
 ....................................................................................................
                 189,500   Research in Motion Ltd. (Canada) (NON)                        3,837,375
 ....................................................................................................
                 181,300   Sapient Corp. (NON)                                          10,266,113
 ....................................................................................................
                 162,600   Security First Technologies Corp. (NON)                       7,337,325
 ....................................................................................................
                 540,600   Synopsys, Inc. (NON)                                         29,834,363
 ....................................................................................................
                 189,100   VERITAS Software Corp. (NON)                                 17,952,681
----------------------------------------------------------------------------------------------------
                                                                                       274,120,965
----------------------------------------------------------------------------------------------------
Conglomerates (2.1%)
 ....................................................................................................
                 669,800   Tyco International Ltd.                                      63,463,550
 ....................................................................................................
                 310,800   United Technologies Corp.                                    22,280,475
----------------------------------------------------------------------------------------------------
                                                                                        85,744,025
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.3%)
 ....................................................................................................
                 214,300   Kimberly-Clark Corp.                                         12,215,100
----------------------------------------------------------------------------------------------------
Consumer Products (0.7%)
 ....................................................................................................
                 179,300   Bausch & Lomb, Inc.                                          13,716,450
 ....................................................................................................
                 161,500   Colgate-Palmolive Co.                                        15,948,125
----------------------------------------------------------------------------------------------------
                                                                                        29,664,575
----------------------------------------------------------------------------------------------------
Consumer Services (0.2%)
 ....................................................................................................
                  11,200   MarketWatch.com, Inc. (NON)                                     659,400
 ....................................................................................................
                  30,400   SportsLine USA, Inc. (NON)                                    1,090,600
 ....................................................................................................
                  82,400   StarMedia Network, Inc. (NON)                                 5,283,900
 ....................................................................................................
                 103,900   Ziff-Davis, Inc. (NON)                                        2,701,400
----------------------------------------------------------------------------------------------------
                                                                                         9,735,300
----------------------------------------------------------------------------------------------------
Cosmetics (0.7%)
 ....................................................................................................
                 576,800   Estee Lauder Cos. Class A                                    28,912,100
----------------------------------------------------------------------------------------------------
Education (0.2%)
 ....................................................................................................
                 341,500   ITT Educational Services, Inc. (NON)                          8,900,344
----------------------------------------------------------------------------------------------------
Electric Utilities (0.6%)
 ....................................................................................................
                 364,000   CalEnergy Co., Inc. (NON)                                    12,603,500
 ....................................................................................................
                 185,700   Montana Power Co.                                            13,091,850
----------------------------------------------------------------------------------------------------
                                                                                        25,695,350
----------------------------------------------------------------------------------------------------
Electronic Components (2.1%)
 ....................................................................................................
                 335,600   ASM Lithography Holding N.V.
                           (Netherlands) (NON)                                          19,926,250
 ....................................................................................................
                 558,000   Celestica Inc. (Canada) (NON)                                24,168,375
 ....................................................................................................
                 198,600   Illinois Tool Works, Inc.                                    16,285,200
 ....................................................................................................
                 368,600   Sanmina Corp. (NON)                                          27,967,525
----------------------------------------------------------------------------------------------------
                                                                                        88,347,350
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (5.1%)
 ....................................................................................................
                 227,900   Applied Materials, Inc. (NON)                                16,836,113
 ....................................................................................................
                 310,100   Flextronics International Ltd. (NON)                         17,210,550
 ....................................................................................................
                 745,000   General Electric Co.                                         84,185,000
 ....................................................................................................
                 316,900   Jabil Circuit, Inc. (NON)                                    14,300,113
 ....................................................................................................
                 216,400   KLA Tencor Corp. (NON)                                       14,038,950
 ....................................................................................................
                 156,000   Lernout & Hauspie Speech Products N.V.
                           (Belgium) (NON)                                               5,528,250
 ....................................................................................................
                 111,900   Novellus Systems, Inc. (NON)                                  7,637,175
 ....................................................................................................
                 246,800   Solectron Corp. (NON)                                        16,458,475
 ....................................................................................................
                 208,900   Teradyne, Inc. (NON)                                         14,988,575
 ....................................................................................................
                 131,200   Uniphase Corp. (NON)                                         21,779,200
----------------------------------------------------------------------------------------------------
                                                                                       212,962,401
----------------------------------------------------------------------------------------------------
Energy-Related (0.1%)
 ....................................................................................................
                  47,700   Calpine Corp. (NON)                                           2,575,800
----------------------------------------------------------------------------------------------------
Entertainment (3.2%)
 ....................................................................................................
                 658,900   Harrah's Entertainment, Inc. (NON)                           14,495,800
 ....................................................................................................
                 233,300   International Speedway Corp. Class A                         11,081,750
 ....................................................................................................
                 308,900   SFX Entertainment, Inc. Class A (NON)                        19,769,600
 ....................................................................................................
                 706,100   Time Warner, Inc.                                            51,898,350
 ....................................................................................................
                 831,000   Viacom, Inc. Class B (NON)                                   36,564,000
----------------------------------------------------------------------------------------------------
                                                                                       133,809,500
----------------------------------------------------------------------------------------------------
Financial Services (4.3%)
 ....................................................................................................
                 645,550   Citigroup, Inc.                                              30,663,625
 ....................................................................................................
                 607,100   Concord EFS, Inc. (NON)                                      25,687,919
 ....................................................................................................
                 116,900   Donaldson, Lufkin & Jenrette, Inc.                            7,043,225
 ....................................................................................................
                 401,700   Finova Group, Inc.                                           21,139,463
 ....................................................................................................
                  37,300   Goldman Sachs Group, Inc. (The) (NON)                         2,694,925
 ....................................................................................................
                  46,500   Investment Technology Group, Inc.                             1,505,438
 ....................................................................................................
                 209,500   Morgan Stanley, Dean Witter,
                           Discover and Co.                                             21,473,750
 ....................................................................................................
                 639,300   National Commerce Bancorporation                             13,984,688
 ....................................................................................................
                 105,800   Providian Financial Corp.                                     9,892,300
 ....................................................................................................
                 254,500   Schwab (Charles) Corp.                                       27,963,188
 ....................................................................................................
                 130,200   TD Waterhouse Group, Inc. (NON)                               3,263,138
 ....................................................................................................
                 475,900   TCF Financial Corp.                                          13,265,713
----------------------------------------------------------------------------------------------------
                                                                                       178,577,372
----------------------------------------------------------------------------------------------------
Funeral/Cemetery Services (0.5%)
 ....................................................................................................
               1,283,000   Stewart Enterprises, Inc. Class A                            18,683,688
----------------------------------------------------------------------------------------------------
Health Care Information Services (0.1%)
 ....................................................................................................
                 189,300   Eclipsys Corp. (NON)                                          4,531,369
----------------------------------------------------------------------------------------------------
Health Care Services (0.7%)
 ....................................................................................................
                 141,700   CareMatrix Corp. (NON)                                        1,762,394
 ....................................................................................................
                  22,300   Healtheon Corp. (NON)                                         1,717,100
 ....................................................................................................
                 450,900   Lincare Holdings, Inc. (NON)                                 11,272,500
 ....................................................................................................
                 182,400   Sunrise Assisted Living, Inc. (NON)                           6,361,200
 ....................................................................................................
                 130,190   TLC The Laser Center Inc. (Canada) (NON)                      6,249,120
----------------------------------------------------------------------------------------------------
                                                                                        27,362,314
----------------------------------------------------------------------------------------------------
Hospital Management (0.4%)
 ....................................................................................................
               1,415,700   Health Management Assoc., Inc. (NON)                         15,926,625
----------------------------------------------------------------------------------------------------
Insurance (0.7%)
 ....................................................................................................
                 253,950   American International Group, Inc.                           29,728,022
----------------------------------------------------------------------------------------------------
Lodging (0.5%)
 ....................................................................................................
                 951,600   Extended Stay America, Inc. (NON)                            11,419,200
 ....................................................................................................
                 192,300   Four Seasons Hotels, Inc. (Canada)                            8,473,219
----------------------------------------------------------------------------------------------------
                                                                                        19,892,419
----------------------------------------------------------------------------------------------------
Medical Management Services (0.1%)
 ....................................................................................................
                 169,800   Pediatrix Medical Group, Inc. (NON)                           3,608,250
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (2.0%)
 ....................................................................................................
                 305,400   Biomet, Inc.                                                 12,139,650
 ....................................................................................................
                 228,000   IDEXX Laboratories, Inc. (NON)                                5,315,250
 ....................................................................................................
                 268,500   Henry Schein, Inc. (NON)                                      8,508,094
 ....................................................................................................
                 995,600   Sybron International Corp. (NON)                             27,441,225
 ....................................................................................................
                 104,900   VISX, Inc. (NON)                                              8,306,769
 ....................................................................................................
                 405,500   Waters Corp. (NON)                                           21,542,188
----------------------------------------------------------------------------------------------------
                                                                                        83,253,176
----------------------------------------------------------------------------------------------------
Networking (0.6%)
 ....................................................................................................
                 234,700   CIENA Corp. (NON)                                             7,085,006
 ....................................................................................................
                  46,000   Copper Mountain Networks, Inc. (NON)                          3,553,500
 ....................................................................................................
                 350,550   International Network Services (NON)                         14,153,456
 ....................................................................................................
                   3,851   Juniper Networks, Inc. (NON)                                    573,799
----------------------------------------------------------------------------------------------------
                                                                                        25,365,761
----------------------------------------------------------------------------------------------------
Networking and Telecommunication Equipment (7.2%)
 ....................................................................................................
                 831,100   Cisco Systems, Inc. (NON)                                    53,554,006
 ....................................................................................................
                 408,000   General Instrument Corp. (NON)                               17,340,000
 ....................................................................................................
                 948,600   Lucent Technologies, Inc.                                    63,971,200
 ....................................................................................................
                 426,100   Motorola, Inc.                                               40,372,975
 ....................................................................................................
                 237,600   Network Appliance, Inc. (NON)                                13,275,900
 ....................................................................................................
                 466,400   Nokia Corp. ADR (Finland) (NON)                              42,704,750
 ....................................................................................................
                 454,000   QUALCOMM, Inc.                                               65,149,000
----------------------------------------------------------------------------------------------------
                                                                                       296,367,831
----------------------------------------------------------------------------------------------------
Oil and Gas (1.2%)
 ....................................................................................................
                 257,100   Enron Corp.                                                  21,017,925
 ....................................................................................................
                 643,200   Williams Cos., Inc.                                          27,376,200
----------------------------------------------------------------------------------------------------
                                                                                        48,394,125
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (6.2%)
 ....................................................................................................
                 596,300   American Home Products Corp.                                 34,287,250
 ....................................................................................................
                 428,900   Amgen Inc. (NON)                                             26,109,288
 ....................................................................................................
               1,427,000   Elan Corp. PLC ADR (Ireland) (NON)                           39,599,250
 ....................................................................................................
                 205,000   Forest Laboratories, Inc. (NON)                               9,481,250
 ....................................................................................................
                 250,900   Johnson & Johnson                                            24,588,200
 ....................................................................................................
                  23,000   Jones Medical Industries, Inc.                                  905,625
 ....................................................................................................
                 313,400   Medicis Pharmaceutical Corp. Class A (NON)                    7,952,525
 ....................................................................................................
                  53,700   QLT PhotoTherapeutics Inc. (Canada) (NON)                     2,953,500
 ....................................................................................................
               1,012,800   Schering-Plough Corp.                                        53,678,400
 ....................................................................................................
                 226,000   Sepracor, Inc. (NON)                                         18,362,500
 ....................................................................................................
                 195,300   Transkaryotic Therapies, Inc. (Malaysia) (NON)                6,444,900
 ....................................................................................................
                 348,700   Warner-Lambert Co.                                           24,191,063
 ....................................................................................................
                 212,700   Watson Pharmaceuticals, Inc. (NON)                            7,457,794
----------------------------------------------------------------------------------------------------
                                                                                       256,011,545
----------------------------------------------------------------------------------------------------
Restaurants (0.2%)
 ....................................................................................................
               1,917,700   J.D. Wetherspoon PLC (United Kingdom) (NON)                   8,922,560
----------------------------------------------------------------------------------------------------
Retail (10.1%)
 ....................................................................................................
                  73,100   Amazon.com, Inc. (NON)                                        9,146,638
 ....................................................................................................
               1,311,000   Bed Bath & Beyond, Inc. (NON)                                50,477,350
 ....................................................................................................
                 123,900   Beyond.com Corp. (NON)                                        3,554,381
 ....................................................................................................
                 875,000   Costco Companies, Inc. (NON)                                 70,054,688
 ....................................................................................................
                 598,500   CVS Corp.                                                    30,373,875
 ....................................................................................................
                 376,000   Dollar Tree Stores, Inc. (NON)                               16,544,000
 ....................................................................................................
                 553,050   Gap, Inc. (The)                                              27,859,894
 ....................................................................................................
                 762,400   Home Depot, Inc. (The)                                       49,127,150
 ....................................................................................................
                 489,700   Kohls Corp. (NON)                                            37,798,719
 ....................................................................................................
                 495,000   Safeway, Inc. (NON)                                          24,502,500
 ....................................................................................................
               1,156,300   TJX Cos., Inc. (The)                                         38,519,244
 ....................................................................................................
               1,149,700   Wal-Mart Stores, Inc.                                        55,473,025
 ....................................................................................................
                 206,100   Williams-Sonoma, Inc. (NON)                                   7,174,856
----------------------------------------------------------------------------------------------------
                                                                                       420,606,320
----------------------------------------------------------------------------------------------------
Semiconductors (5.3%)
 ....................................................................................................
                 589,600   Analog Devices, Inc. (NON)                                   29,590,550
 ....................................................................................................
                 106,500   Applied Micro Circuits Corp. (NON)                            8,759,625
 ....................................................................................................
                 222,700   E-Tek Dynamics, Inc. (NON)                                   10,592,169
 ....................................................................................................
                 682,500   Linear Technology Corp.                                      45,898,125
 ....................................................................................................
                 590,900   Maxim Integrated Products Inc. (NON)                         39,294,850
 ....................................................................................................
                 112,800   Micrel, Inc. (NON)                                            8,347,200
 ....................................................................................................
                 305,400   PMC - Sierra, Inc. (NON)                                     17,999,513
 ....................................................................................................
                  10,800   RF Micro Devices, Inc. (NON)                                    805,950
 ....................................................................................................
                  93,100   SDL, Inc. (NON)                                               4,753,919
 ....................................................................................................
                 261,000   Texas Instruments, Inc.                                      37,845,000
 ....................................................................................................
                 284,700   Xilinx, Inc. (NON)                                           16,299,075
----------------------------------------------------------------------------------------------------
                                                                                       220,185,976
----------------------------------------------------------------------------------------------------
Telecommunications (11.1%)
 ....................................................................................................
                 447,800   ADC Telecommunications, Inc. (NON)                           20,402,888
 ....................................................................................................
                 357,700   Allegiance Telecommunications, Inc. (NON)                    19,628,788
 ....................................................................................................
                 652,600   American Tower Corp. Class A                                 15,662,400
 ....................................................................................................
                 165,000   Frontier Corp.                                                9,735,000
 ....................................................................................................
                 236,040   Global Crossing Ltd. (NON)                                   10,061,205
 ....................................................................................................
                 500,100   Global TeleSystems Group, Inc. (NON)                         40,508,100
 ....................................................................................................
                 280,800   Intermedia Communications, Inc. (NON)                         8,424,000
 ....................................................................................................
                 517,900   McLeod, Inc. Class A (NON)                                   28,484,500
 ....................................................................................................
                 523,900   MCI WorldCom, Inc. (NON)                                     45,088,144
 ....................................................................................................
               1,436,400   Metromedia Fiber Network, Inc. Class A (NON)                 51,620,625
 ....................................................................................................
                 572,100   NEXTLINK Communications, Inc. Class A (NON)                  42,549,938
 ....................................................................................................
                 164,500   NTL Inc. (NON)                                               14,177,844
 ....................................................................................................
                 600,400   Qwest Communications
                           International, Inc. (NON)                                    19,850,725
 ....................................................................................................
                 318,700   RSL Communications, Ltd. Class A (NON)                        6,154,894
 ....................................................................................................
                 639,600   Sprint Corp.                                                 33,778,875
 ....................................................................................................
                 602,300   Sprint PCS (NON)                                             34,406,388
 ....................................................................................................
                 343,900   Tellabs, Inc. (NON)                                          23,234,744
 ....................................................................................................
                 123,450   Vodafone AirTouch PLC (United Kingdom)                       24,319,650
 ....................................................................................................
                 217,700   WinStar Communications. Inc. (NON)                           10,612,875
----------------------------------------------------------------------------------------------------
                                                                                       458,701,583
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $2,745,590,769)                                    $4,011,586,859
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.0%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $19,000,000   Federal Home Loan Mortgage Corp.,
                           effective yield of 4.89%, August 13, 1999                   $18,889,024
 ....................................................................................................
              25,000,000   Federal National Mortgage Corp., effective
                           yield of 4.89%, September 8, 1999                            24,765,675
 ....................................................................................................
              25,000,000   Sigma Finance Inc., effective yield of
                           4.82%, July 7, 1999                                          24,979,917
 ....................................................................................................
              56,507,000   Interest in $402,952,000 joint repurchase
                           agreement dated June 30, 1999 with
                           Merrill Lynch, Pierce, Fenner & Smith, Inc.
                           due July 1, 1999 with respect to various
                           U.S. Treasury obligations -- maturity
                           value of $56,514,377 for an effective
                           yield of 4.70%                                               56,507,000
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $125,141,616)                                        $125,141,616
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $2,870,732,385) (b)                                $4,136,728,475
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT New Value Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
COMMON STOCKS (95.1%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Aerospace and Defense (2.5%)
 ....................................................................................................
                 100,000   Boeing Co.                                                   $4,418,750
 ....................................................................................................
                  48,000   Raytheon Co. Class A                                          3,306,000
----------------------------------------------------------------------------------------------------
                                                                                         7,724,750
----------------------------------------------------------------------------------------------------
Automotive (4.4%)
 ....................................................................................................
                  72,000   Ford Motor Co.                                                4,063,500
 ....................................................................................................
                  78,800   General Motors Corp.                                          5,200,800
 ....................................................................................................
                  80,000   Lear Corp. (NON)                                              3,980,000
----------------------------------------------------------------------------------------------------
                                                                                        13,244,300
----------------------------------------------------------------------------------------------------
Basic Industrial Products (2.2%)
 ....................................................................................................
                  70,000   Cooper Industries, Inc.                                       3,640,000
 ....................................................................................................
                  93,000   Owens-Illinois, Inc. (NON)                                    3,039,938
----------------------------------------------------------------------------------------------------
                                                                                         6,679,938
----------------------------------------------------------------------------------------------------
Business Equipment and Services (0.9%)
 ....................................................................................................
                  45,000   Xerox Corp.                                                   2,657,813
----------------------------------------------------------------------------------------------------
Chemicals (3.8%)
 ....................................................................................................
                  33,100   Avery Dennison Corp.                                          1,998,413
 ....................................................................................................
                  23,500   Dow Chemical Co.                                              2,981,563
 ....................................................................................................
                  50,000   du Pont (E.I.) de Nemours & Co., Ltd.                         3,415,625
 ....................................................................................................
                 140,000   Engelhard Corp.                                               3,167,500
----------------------------------------------------------------------------------------------------
                                                                                        11,563,101
----------------------------------------------------------------------------------------------------
Computer Equipment (1.8%)
 ....................................................................................................
                 110,300   NCR Corp.                                                     5,384,019
----------------------------------------------------------------------------------------------------
Computer Services and Software (1.1%)
 ....................................................................................................
                  58,000   Computer Associates International, Inc.                       3,190,000
----------------------------------------------------------------------------------------------------
Computers (1.5%)
 ....................................................................................................
                  31,500   IBM Corp.                                                     4,071,375
 ....................................................................................................
                  18,700   Seagate Technology, Inc. (NON)                                  479,188
----------------------------------------------------------------------------------------------------
                                                                                         4,550,563
----------------------------------------------------------------------------------------------------
Conglomerates (2.2%)
 ....................................................................................................
                  55,000   Allied-Signal, Inc.                                           3,465,000
 ....................................................................................................
                 118,100   Ogden Corp.                                                   3,181,319
----------------------------------------------------------------------------------------------------
                                                                                         6,646,319
----------------------------------------------------------------------------------------------------
Consumer Non Durables (1.0%)
 ....................................................................................................
                  52,000   Kimberly-Clark Corp.                                          2,964,000
----------------------------------------------------------------------------------------------------
Consumer Services (1.0%)
 ....................................................................................................
                 157,500   Service Corp. International                                   3,031,875
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (2.2%)
 ....................................................................................................
                  31,500   Motorola, Inc.                                                2,984,625
 ....................................................................................................
                  62,000   Rockwell International Corp.                                  3,766,500
----------------------------------------------------------------------------------------------------
                                                                                         6,751,125
----------------------------------------------------------------------------------------------------
Entertainment (0.9%)
 ....................................................................................................
                  62,500   Viacom, Inc. Class B (NON)                                    2,750,000
----------------------------------------------------------------------------------------------------
Environmental Control (1.1%)
 ....................................................................................................
                 132,000   Republic Services, Inc. (NON)                                 3,267,000
----------------------------------------------------------------------------------------------------
Food and Beverages (5.0%)
 ....................................................................................................
                  79,000   Nabisco Holdings Corp. Class A                                3,416,750
 ....................................................................................................
                 135,000   Pepsi Bottling Group, Inc. (The)                              3,113,438
 ....................................................................................................
                 143,000   Sara Lee Corp.                                                3,244,313
 ....................................................................................................
                  47,000   Seagram Co., Ltd.                                             2,367,625
 ....................................................................................................
                  44,000   The Quaker Oats Co.                                           2,920,500
----------------------------------------------------------------------------------------------------
                                                                                        15,062,626
----------------------------------------------------------------------------------------------------
Health Care (0.9%)
 ....................................................................................................
                 143,500   Tenet Healthcare Corp. (NON)                                  2,663,719
----------------------------------------------------------------------------------------------------
Insurance and Finance (21.3%)
 ....................................................................................................
                  87,000   Ace Ltd.                                                      2,457,750
 ....................................................................................................
                  55,000   American General Corp.                                        4,145,625
 ....................................................................................................
                  83,000   Bank of America Corp.                                         6,084,938
 ....................................................................................................
                 107,000   Banc One Corp.                                                6,373,188
 ....................................................................................................
                 134,000   Charter One Financial, Inc.                                   3,726,875
 ....................................................................................................
                  67,700   CIGNA Corp.                                                   6,025,300
 ....................................................................................................
                 150,000   Citigroup, Inc.                                               7,125,000
 ....................................................................................................
                  14,100   First Union Corp.                                               662,700
 ....................................................................................................
                 102,000   Lehman Brothers Holding, Inc.                                 6,349,500
 ....................................................................................................
                  23,500   Morgan (J.P.) & Co., Inc.                                     3,301,750
 ....................................................................................................
                 105,500   PNC Bank Corp.                                                6,079,438
 ....................................................................................................
                  70,000   St. Paul Cos., Inc.                                           2,226,875
 ....................................................................................................
                  48,000   The Chubb Corp.                                               3,336,000
 ....................................................................................................
                  78,500   Travelers Property Casualty Corp.                             3,071,313
 ....................................................................................................
                 102,000   Washington Mutual, Inc.                                       3,608,250
----------------------------------------------------------------------------------------------------
                                                                                        64,574,502
----------------------------------------------------------------------------------------------------
Lodging (1.1%)
 ....................................................................................................
                 110,300   Starwood Hotels & Resorts
                           Worldwide, Inc.                                               3,371,044
----------------------------------------------------------------------------------------------------
Metals and Mining (0.5%)
 ....................................................................................................
                  24,000   Alcoa Inc.                                                    1,485,000
----------------------------------------------------------------------------------------------------
Oil and Gas (11.0%)
 ....................................................................................................
                  36,000   Atlantic Richfield Co.                                        3,008,250
 ....................................................................................................
                  25,300   BP Amoco PLC ADR (United Kingdom)                             2,745,050
 ....................................................................................................
                 100,000   Conoco, Inc.                                                  2,787,500
 ....................................................................................................
                 104,000   Halliburton Co.                                               4,706,000
 ....................................................................................................
                  66,200   Mobil Corp.                                                   6,553,800
 ....................................................................................................
                 126,000   Occidental Petroleum Corp.                                    2,661,750
 ....................................................................................................
                  73,500   Royal Dutch Petroleum Co. PLC ADR
                           (Netherlands)                                                 4,428,375
 ....................................................................................................
                  85,000   Sonat, Inc.                                                   2,815,625
 ....................................................................................................
                  87,000   Williams Cos., Inc.                                           3,702,938
----------------------------------------------------------------------------------------------------
                                                                                        33,409,288
----------------------------------------------------------------------------------------------------
Paper and Forest Products (2.4%)
 ....................................................................................................
                  99,000   Boise Cascade Corp.                                           4,244,625
 ....................................................................................................
                 142,000   Smurfit-Stone Container Corp. (NON)                           2,919,875
----------------------------------------------------------------------------------------------------
                                                                                         7,164,500
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (3.2%)
 ....................................................................................................
                  63,000   American Home Products Corp.                                  3,622,500
 ....................................................................................................
                  55,000   Monsanto Co.                                                  2,169,063
 ....................................................................................................
                  66,000   Pharmacia & Upjohn, Inc.                                      3,749,625
----------------------------------------------------------------------------------------------------
                                                                                         9,541,188
----------------------------------------------------------------------------------------------------
Photography (0.9%)
 ....................................................................................................
                  40,000   Eastman Kodak Co.                                             2,710,000
----------------------------------------------------------------------------------------------------
Publishing (1.1%)
 ....................................................................................................
                  58,300   Times Mirror Co. Class A                                      3,454,275
----------------------------------------------------------------------------------------------------
REIT (Real Estate Investment Trust) (1.1%)
 ....................................................................................................
                  74,000   Equity Residential Properties Trust                           3,334,625
----------------------------------------------------------------------------------------------------
Retail (4.5%)
 ....................................................................................................
                  63,000   Federated Department Stores, Inc. (NON)                       3,335,063
 ....................................................................................................
                 253,500   K mart Corp. (NON)                                            4,166,906
 ....................................................................................................
                 125,000   Rite Aid Corp.                                                3,078,125
 ....................................................................................................
                 102,500   Saks, Inc. (NON)                                              2,959,680
----------------------------------------------------------------------------------------------------
                                                                                        13,539,774
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (1.0%)
 ....................................................................................................
                 110,000   Mattel, Inc.                                                  2,908,125
----------------------------------------------------------------------------------------------------
Telecommunications (6.1%)
 ....................................................................................................
                  47,300   ALLTEL Corp.                                                  3,381,950
 ....................................................................................................
                  88,200   GTE Corp.                                                     6,681,150
 ....................................................................................................
                 110,500   SBC Communications, Inc.                                      6,409,000
 ....................................................................................................
                  36,500   U S West, Inc.                                                2,144,375
----------------------------------------------------------------------------------------------------
                                                                                        18,616,475
----------------------------------------------------------------------------------------------------
Transportation (3.7%)
 ....................................................................................................
                  77,500   Burlington Northern Santa Fe Corp.                            2,402,500
 ....................................................................................................
                  43,000   Delta Air Lines, Inc.                                         2,477,875
 ....................................................................................................
                  41,200   UAL Corp. (NON)                                               2,678,000
 ....................................................................................................
                  62,000   Union Pacific Corp.                                           3,615,375
----------------------------------------------------------------------------------------------------
                                                                                        11,173,750
----------------------------------------------------------------------------------------------------
Utilities (4.7%)
 ....................................................................................................
                 205,000   DPL, Inc.                                                     3,766,875
 ....................................................................................................
                 110,300   Entergy Corp.                                                 3,446,875
 ....................................................................................................
                 110,000   Potomac Electric Power Co.                                    3,238,125
 ....................................................................................................
                 164,000   Sempra Energy                                                 3,710,500
----------------------------------------------------------------------------------------------------
                                                                                        14,162,375
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $253,331,189)                                        $287,576,069
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (2.0%) (a)
(cost $5,877,345)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
U.S. Treasury Obligations (2.0%)
 ....................................................................................................
              $4,700,000   U.S. Treasury Bonds 8 1/2s,
                           February 15, 2020                                            $5,894,082
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.9%) (a) (cost $8,823,000)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $8,823,000   Interest in $402,952,000 joint repurchase
                           agreement dated June 30, 1999, with
                           Merrill Lynch, Pierce, Fenner & Smith, Inc.
                           due July 1, 1999 with respect to
                           various U.S. Treasury obligations -
                           maturity value of $8,824,152 for an
                           effective yield of 4.70%                                     $8,823,000
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $268,031,534) (b)                                    $302,293,151
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT OTC & Emerging Growth Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
COMMON STOCKS (95.1%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Advertising (2.4%)
 ....................................................................................................
                   5,900   AdForce, Inc. (NON)                                            $138,650
 ....................................................................................................
                  17,800   Lamar Advertising Co. (NON)                                     728,688
 ....................................................................................................
                   5,900   TMP Worldwide Inc. (NON)                                        374,650
----------------------------------------------------------------------------------------------------
                                                                                         1,241,988
----------------------------------------------------------------------------------------------------
Airlines (0.3%)
 ....................................................................................................
                   5,600   SkyWest, Inc.                                                   139,650
----------------------------------------------------------------------------------------------------
Apparel (0.5%)
 ....................................................................................................
                   3,400   American Eagle Outfitters, Inc. (NON)                           154,700
 ....................................................................................................
                   3,100   Quicksilver, Inc. (NON)                                          80,794
----------------------------------------------------------------------------------------------------
                                                                                           235,494
----------------------------------------------------------------------------------------------------
Banks (0.4%)
 ....................................................................................................
                   5,100   Net.B@nk, Inc. (NON)                                            193,800
----------------------------------------------------------------------------------------------------
Biotechnology (--%)
 ....................................................................................................
                     900   Invitrogen Corp. (NON)                                           22,219
----------------------------------------------------------------------------------------------------
Broadcasting (4.7%)
 ....................................................................................................
                  14,014   Chancellor Media Corp. (NON)                                    772,522
 ....................................................................................................
                  10,100   Citadel Communications Corp. (NON)                              365,494
 ....................................................................................................
                  10,000   Entercom Communications Corp. (NON)                             427,500
 ....................................................................................................
                   3,668   Hispanic Broadcasting Corp. (NON)                               278,310
 ....................................................................................................
                   3,700   Radio One, Inc. (NON)                                           172,050
 ....................................................................................................
                   6,830   Univision Communications Inc. Class A (NON)                     450,780
----------------------------------------------------------------------------------------------------
                                                                                         2,466,656
----------------------------------------------------------------------------------------------------
Business Services (0.3%)
 ....................................................................................................
                   1,850   AnswerThink Consulting Group, Inc.(NON)                         169,275
----------------------------------------------------------------------------------------------------
Cable Television (2.1%)
 ....................................................................................................
                   3,120   Adelphia Communications Corp.                                   198,510
 ....................................................................................................
                  11,200   Gemstar International Group Ltd. (NON)                          730,800
 ....................................................................................................
                   3,700   Jones Intercable, Inc. (NON)                                    181,300
----------------------------------------------------------------------------------------------------
                                                                                         1,110,610
----------------------------------------------------------------------------------------------------
Computer Services (16.4%)
 ....................................................................................................
                   1,300   Ariba, Inc. (NON)                                               126,425
 ....................................................................................................
                   3,000   Aware, Inc (NON).                                               138,375
 ....................................................................................................
                   5,800   BackWeb Technologies Ltd. (Israel) (NON)                        158,775
 ....................................................................................................
                   2,230   Brocade Communications Systems (NON)                            215,056
 ....................................................................................................
                   3,937   CMG Information Services, Inc. (NON)                            449,064
 ....................................................................................................
                   5,500   CNET, Inc. (NON)                                                316,938
 ....................................................................................................
                  10,500   Concur Technologies, Inc. (NON)                                 295,313
 ....................................................................................................
                   7,800   Comdisco, Inc. (NON)                                            199,875
 ....................................................................................................
                   1,585   Comverse Technology, Inc. (NON)                                 119,668
 ....................................................................................................
                  13,800   Covad Communications Group 144A (NON)                           735,713
 ....................................................................................................
                   8,651   Critical Path, Inc. (NON)                                       478,508
 ....................................................................................................
                   1,465   DoubleClick, Inc. (NON)                                         134,414
 ....................................................................................................
                   8,498   E(a)Trade Group, Inc. (NON)                                     339,389
 ....................................................................................................
                   5,411   EarthLink Network, Inc. (NON)                                   332,438
 ....................................................................................................
                   3,300   EarthWeb Inc. (NON)                                             122,925
 ....................................................................................................
                     100   Flycast Communications Corp. (NON)                                1,913
 ....................................................................................................
                     200   GoodNoise Corp. (NON)                                             4,125
 ....................................................................................................
                   8,600   InfoSpace.com, Inc. (NON)                                       404,200
 ....................................................................................................
                   4,600   InterVU Inc. (NON)                                              176,238
 ....................................................................................................
                   5,560   MindSpring Enterprises, Inc. (NON)                              246,378
 ....................................................................................................
                   6,600   Multex.com Inc. (NON)                                           172,425
 ....................................................................................................
                   1,340   StarMedia Network, Inc. (NON)                                    85,928
 ....................................................................................................
                  18,870   USWeb Corp. (NON)                                               418,678
 ....................................................................................................
                  15,792   Verio Inc. (NON)                                              1,097,544
 ....................................................................................................
                   6,000   VeriSign, Inc. (NON)                                            517,500
 ....................................................................................................
                   7,030   VerticalNet, Inc. (NON)                                         738,150
 ....................................................................................................
                     400   Viant Corp. (NON)                                                14,000
 ....................................................................................................
                  11,900   Whittman-Hart, Inc. (NON)                                       377,825
 ....................................................................................................
                   5,700   Ziff-Davis, Inc. ZDNet (NON)                                    148,200
----------------------------------------------------------------------------------------------------
                                                                                         8,565,980
----------------------------------------------------------------------------------------------------
Computer Software (18.4%)
 ....................................................................................................
                   5,500   Allaire Corp. (NON)                                             375,375
 ....................................................................................................
                  19,200   Beyond.com Corp. (NON)                                          550,800
 ....................................................................................................
                   8,300   Brio Technology, Inc. (NON)                                     166,000
 ....................................................................................................
                   3,600   Business Objects S.A. (France) (NON)                            131,400
 ....................................................................................................
                  11,300   CBT Group PLC ADR (Ireland) (NON)                               186,450
 ....................................................................................................
                   1,400   Clarent Corp. (NON)                                              21,000
 ....................................................................................................
                  16,300   Concord Communications, Inc. (NON)                              733,500
 ....................................................................................................
                  19,000   Electronic Arts, Inc. (NON)                                   1,030,750
 ....................................................................................................
                   1,500   I2 Technologies, Inc. (NON)                                      64,500
 ....................................................................................................
                     200   Informatica Corp. (NON)                                           7,125
 ....................................................................................................
                     480   Inktomi Corp. (NON)                                              63,120
 ....................................................................................................
                   4,000   Intraware, Inc. (NON)                                            96,000
 ....................................................................................................
                   1,600   Intuit, Inc. (NON)                                              144,200
 ....................................................................................................
                  21,500   ISS Group, Inc. (NON)                                           811,625
 ....................................................................................................
                   6,000   Lycos, Inc. (NON)                                               551,250
 ....................................................................................................
                  18,400   Macromedia, Inc. (NON)                                          648,600
 ....................................................................................................
                     700   Mpath Interactive, Inc. (NON)                                    15,400
 ....................................................................................................
                   4,100   Net Perceptions, Inc. (NON)                                      89,431
 ....................................................................................................
                   1,700   pcOrder.com, Inc. (NON)                                          70,656
 ....................................................................................................
                   1,600   Peregrine Systems, Inc. (NON)                                    41,100
 ....................................................................................................
                   1,335   Phone.com, Inc. (NON)                                            74,760
 ....................................................................................................
                   9,300   Pinnacle Systems, Inc. (NON)                                    312,713
 ....................................................................................................
                   1,020   Portal Software, Inc. (NON)                                      47,239
 ....................................................................................................
                     400   Proxicom, Inc. (NON)                                             10,275
 ....................................................................................................
                   9,400   Rational Software Corp. (NON)                                   309,613
 ....................................................................................................
                   8,100   RealNetworks, Inc. (NON)                                        557,888
 ....................................................................................................
                   7,641   Research in Motion Ltd. (Canada) (NON)                          154,730
 ....................................................................................................
                   7,000   Security First Technologies Corp. (NON)                         315,875
 ....................................................................................................
                   3,100   Silknet Software, Inc. (NON)                                    125,550
 ....................................................................................................
                   1,600   Software.com, Inc. (NON)                                         37,100
 ....................................................................................................
                  22,462   TSI Interntional Software, Ltd. (NON)                           637,359
 ....................................................................................................
                   5,200   Usinternetworking, Inc. (NON)                                   218,400
 ....................................................................................................
                   6,500   Verity, Inc. (NON)                                              352,219
 ....................................................................................................
                   3,620   Vignette Corp. (NON)                                            271,500
 ....................................................................................................
                  11,400   Visual Networks, Inc. (NON)                                     364,800
----------------------------------------------------------------------------------------------------
                                                                                         9,588,303
----------------------------------------------------------------------------------------------------
Consumer Services (0.8%)
 ....................................................................................................
                     400   Ask Jeeves, Inc. (NON)                                            5,600
 ....................................................................................................
                   2,000   MarketWatch.com, Inc. (NON)                                     117,750
 ....................................................................................................
                     800   MemberWorks Inc. (NON)                                           23,200
 ....................................................................................................
                   7,200   SportsLine USA, Inc. (NON)                                      258,300
----------------------------------------------------------------------------------------------------
                                                                                           404,850
----------------------------------------------------------------------------------------------------
Education Services (0.5%)
 ....................................................................................................
                  11,125   Education Management Corp. (NON)                                230,844
----------------------------------------------------------------------------------------------------
Electric Utilities (0.8%)
 ....................................................................................................
                   3,300   Calpine Corp. (NON)                                             178,200
 ....................................................................................................
                  20,400   Independent Energy Holdings PLC
                           (United Kingdom) (NON)                                          277,950
----------------------------------------------------------------------------------------------------
                                                                                           456,150
----------------------------------------------------------------------------------------------------
Electronic Components (13.0%)
 ....................................................................................................
                   3,300   Applied Micro Circuits Corp. (NON)                              271,425
 ....................................................................................................
                   4,645   Broadcom Corp. (NON)                                            671,493
 ....................................................................................................
                   3,800   Celestica Inc. (Canada) (NON)                                   164,588
 ....................................................................................................
                   4,800   Flextronics International Ltd. (NON)                            266,400
 ....................................................................................................
                   6,100   Genesis Microchip Inc. (NON)                                    144,113
 ....................................................................................................
                   8,660   Harmonic Lightwaves, Inc. (NON)                                 497,409
 ....................................................................................................
                   6,000   Jabil Circuit, Inc. (NON)                                       270,750
 ....................................................................................................
                  82,640   Metromedia Fiber Network, Inc. Class A (NON)                  2,969,875
 ....................................................................................................
                   4,500   Optical Coating Laboratory, Inc. (NON)                          376,313
 ....................................................................................................
                   9,400   Power Integrations, Inc. (NON)                                  687,375
 ....................................................................................................
                   2,634   Uniphase Corp. (NON)                                            437,244
----------------------------------------------------------------------------------------------------
                                                                                         6,756,985
----------------------------------------------------------------------------------------------------
Entertainment (1.0%)
 ....................................................................................................
                   8,200   SFX Entertainment, Inc. Class A (NON)                           524,800
----------------------------------------------------------------------------------------------------
Financial Services (0.5%)
 ....................................................................................................
                     200   E-Loan, Inc. (NON)                                                7,713
 ....................................................................................................
                   4,300   Investment Technology Group, Inc.                               139,213
 ....................................................................................................
                   3,760   NextCard, Inc. (NON)                                            127,605
----------------------------------------------------------------------------------------------------
                                                                                           274,531
----------------------------------------------------------------------------------------------------
Health Care Services (1.6%)
 ....................................................................................................
                   2,452   Healtheon Corp. (NON)                                           188,804
 ....................................................................................................
                   4,100   Laser Vision Centers, Inc. (NON)                                258,300
 ....................................................................................................
                   2,000   Medquist, Inc. (NON)                                             87,500
 ....................................................................................................
                   6,000   TLC The Laser Center Inc. (Canada) (NON)                        288,000
----------------------------------------------------------------------------------------------------
                                                                                           822,604
----------------------------------------------------------------------------------------------------
Hospital Management and Medical Services (0.5%)
 ....................................................................................................
                   4,000   Advance Paradigm, Inc. (NON)                                    244,000
----------------------------------------------------------------------------------------------------
Lodging (1.0%)
 ....................................................................................................
                  13,000   Extended Stay America, Inc. (NON)                               156,000
 ....................................................................................................
                   8,800   Four Seasons Hotels, Inc. (Canada)                              387,750
----------------------------------------------------------------------------------------------------
                                                                                           543,750
----------------------------------------------------------------------------------------------------
Medical Management Services (0.4%)
 ....................................................................................................
                   9,100   Pediatrix Medical Group, Inc. (NON)                             193,375
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (1.2%)
 ....................................................................................................
                   6,100   Cytyc Corp. (NON)                                               118,950
 ....................................................................................................
                   3,000   Perclose, Inc. (NON)                                            144,188
 ....................................................................................................
                   4,800   VISX, Inc. (NON)                                                380,100
----------------------------------------------------------------------------------------------------
                                                                                           643,238
----------------------------------------------------------------------------------------------------
Motion Picture Distribution (0.3%)
 ....................................................................................................
                   6,500   Cinar Films, Inc. Class B, (Canada) (NON)                       159,250
----------------------------------------------------------------------------------------------------
Networking (3.9%)
 ....................................................................................................
                   3,900   CIENA Corp. (NON)                                               117,731
 ....................................................................................................
                  10,200   Exodus Communications, Inc. (NON)                             1,223,363
 ....................................................................................................
                   1,845   Extreme Networks, Inc. (NON)                                    107,125
 ....................................................................................................
                   8,702   International Network Services (NON)                            351,303
 ....................................................................................................
                     202   Juniper Networks, Inc. (NON)                                     30,098
 ....................................................................................................
                     400   NorthPoint Communications Group, Inc. (NON)                      14,600
 ....................................................................................................
                   1,660   Reback Networks Inc. (NON)                                      208,434
----------------------------------------------------------------------------------------------------
                                                                                         2,052,654
----------------------------------------------------------------------------------------------------
Networking Equipment (2.2%)
 ....................................................................................................
                  12,000   E-Tek Dynamics, Inc. (NON)                                      600,524
 ....................................................................................................
                   2,250   Emulex Corp. (NON)                                              250,172
 ....................................................................................................
                   5,050   Network Appliance, Inc. (NON)                                   282,169
----------------------------------------------------------------------------------------------------
                                                                                         1,132,865
----------------------------------------------------------------------------------------------------
Pharmaceuticals (0.4%)
 ....................................................................................................
                   9,500   Coulter Pharmaceutical, Inc.                                    214,344
----------------------------------------------------------------------------------------------------
Recreation (0.2%)
 ....................................................................................................
                   1,900   International Speedway Corp. Class A                             90,250
----------------------------------------------------------------------------------------------------
Retail (3.0%)
 ....................................................................................................
                   7,124   Bed Bath & Beyond, Inc. (NON)                                   274,274
 ....................................................................................................
                  11,200   Linens 'N Things, Inc. (NON)                                    490,000
 ....................................................................................................
                   7,161   Tuesday Morning Corp. (NON)                                     182,606
 ....................................................................................................
                  17,600   Williams-Sonoma, Inc. (NON)                                     612,700
----------------------------------------------------------------------------------------------------
                                                                                         1,559,580
----------------------------------------------------------------------------------------------------
Semiconductors (3.4%)
 ....................................................................................................
                   3,730   American Xtal Technology, Inc. (NON)                             88,821
 ....................................................................................................
                   4,400   Cree Research, Inc. (NON)                                       338,525
 ....................................................................................................
                   3,200   Hi/Fn, Inc. (NON)                                               243,600
 ....................................................................................................
                   2,900   Micrel, Inc. (NON)                                              214,600
 ....................................................................................................
                   4,400   QLogic Corp. (NON)                                              580,800
 ....................................................................................................
                   6,399   SDL, Inc. (NON)                                                 326,749
----------------------------------------------------------------------------------------------------
                                                                                         1,793,095
----------------------------------------------------------------------------------------------------
Telecommunications (3.9%)
 ....................................................................................................
                   7,300   Allegiance Telecom, Inc. (NON)                                  400,588
 ....................................................................................................
                   7,135   Copper Mountain Networks, Inc. (NON)                            551,179
 ....................................................................................................
                   7,343   Global TeleSystems Group, Inc. (NON)                            594,783
 ....................................................................................................
                   2,500   GlobeSpan, Inc. (NON)                                            99,375
 ....................................................................................................
                   3,600   NTL Inc. (NON)                                                  310,275
 ....................................................................................................
                   1,749   Terayon Communications Systems, Inc. (NON)                       97,725
----------------------------------------------------------------------------------------------------
                                                                                         2,053,925
----------------------------------------------------------------------------------------------------
Telephone Services (8.4%)
 ....................................................................................................
                   3,054   CoreComm Ltd. (NON)                                             147,356
 ....................................................................................................
                  16,400   Intermedia Communications, Inc. (NON)                           492,000
 ....................................................................................................
                  18,900   McLeod, Inc. Class A (NON)                                    1,039,500
 ....................................................................................................
                   1,000   Network Plus Corp. (NON)                                         20,875
 ....................................................................................................
                  28,000   NEXTLINK Communications, Inc. Class A (NON)                   2,082,500
 ....................................................................................................
                  15,421   RSL Communications, Ltd. Class A (NON)                          297,805
 ....................................................................................................
                   5,600   WinStar Communications. Inc. (NON)                              273,000
----------------------------------------------------------------------------------------------------
                                                                                         4,353,036
----------------------------------------------------------------------------------------------------
Wireless Communications (2.6%)
 ....................................................................................................
                  13,200   American Tower Corp. Class A                                    316,800
 ....................................................................................................
                  17,100   Pinnacle Holdings Inc. (NON)                                    418,950
 ....................................................................................................
                   8,000   RF Micro Devices, Inc. (NON)                                    597,000
----------------------------------------------------------------------------------------------------
                                                                                         1,332,750
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $36,955,122)                                          $49,570,851
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (8.3%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $2,348,000   Interest in $402,952,000 joint repurchase
                           agreement dated June 30, 1999 with
                           Merrill Lynch, Pierce Fenner & Smith, Inc.
                           due July 1, 1999 with respect to various
                           U.S. Treasury obligations -- maturity
                           value of $2,348,307 for an effective
                           yield of 4.70%                                               $2,348,000
 ....................................................................................................
               2,000,000   Interest in $487,755,000 joint repurchase
                           agreement dated June 30, 1999 with
                           S.B.C. Warburg Inc. due July 1, 1999
                           with respect to various U.S. Treasury
                           obligations -- maturity value of
                           $2,000,267 for an effective yield
                           of 4.80%                                                      2,000,000
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $4,348,000)                                            $4,348,000
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $41,303,122) (b)                                      $53,918,851
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Research Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
COMMON STOCKS (98.7%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Advertising (1.0%)
 ....................................................................................................
                  17,200   Young & Rubicam, Inc.                                          $781,525
----------------------------------------------------------------------------------------------------
Aerospace and Defense (1.4%)
 ....................................................................................................
                  24,500   Boeing Co.                                                    1,082,594
----------------------------------------------------------------------------------------------------
Airlines (1.3%)
 ....................................................................................................
                   8,600   Delta Air Lines, Inc.                                           495,575
 ....................................................................................................
                  15,600   Northwest Airlines Corp. Class A (NON)                          507,000
----------------------------------------------------------------------------------------------------
                                                                                         1,002,575
----------------------------------------------------------------------------------------------------
Banks (7.8%)
 ....................................................................................................
                  21,226   Bank of America Corp.                                         1,556,131
 ....................................................................................................
                   9,000   Bank One Corp.                                                  536,063
 ....................................................................................................
                  28,600   Charter One Financial, Inc.                                     795,438
 ....................................................................................................
                   7,000   Fifth Third Bancorp                                             465,938
 ....................................................................................................
                  10,700   First Union Corp.                                               502,900
 ....................................................................................................
                     900   M & T Bank Corp.                                                495,000
 ....................................................................................................
                   8,800   Mercantile Bancorporation, Inc.                                 502,700
 ....................................................................................................
                  12,600   Washington Mutual, Inc.                                         445,725
 ....................................................................................................
                  11,500   Wells Fargo Co.                                                 491,625
 ....................................................................................................
                   3,500   Zions Bancorp                                                   222,250
----------------------------------------------------------------------------------------------------
                                                                                         6,013,770
----------------------------------------------------------------------------------------------------
Broadcasting (1.0%)
 ....................................................................................................
                  20,400   AT&T Corp. -- Liberty Media, Class A                            749,700
----------------------------------------------------------------------------------------------------
Building Products (0.7%)
 ....................................................................................................
                   8,900   Armstrong World Industries, Inc.                                514,531
----------------------------------------------------------------------------------------------------
Chemicals (1.1%)
 ....................................................................................................
                  20,200   Rohm & Haas Co.                                                 866,075
----------------------------------------------------------------------------------------------------
Computer Equipment (0.9%)
 ....................................................................................................
                  10,300   Lexmark International Group, Inc. Class A (NON)                 680,444
----------------------------------------------------------------------------------------------------
Computer Services and Software (5.5%)
 ....................................................................................................
                  22,800   Computer Associates International, Inc.                       1,254,000
 ....................................................................................................
                  16,400   Electronic Data Systems Corp.                                   927,625
 ....................................................................................................
                  10,300   Galileo International, Inc.                                     550,406
 ....................................................................................................
                 111,400   Parametric Technology Corp. (NON)                             1,545,675
----------------------------------------------------------------------------------------------------
                                                                                         4,277,706
----------------------------------------------------------------------------------------------------
Conglomerates (5.8%)
 ....................................................................................................
                  23,700   General Electric Co.                                          2,678,100
 ....................................................................................................
                  18,900   Tyco International Ltd.                                       1,790,775
----------------------------------------------------------------------------------------------------
                                                                                         4,468,875
----------------------------------------------------------------------------------------------------
Consumer Non-Durables (1.8%)
 ....................................................................................................
                   5,700   Clorox Co.                                                      608,831
 ....................................................................................................
                   8,200   Colgate-Palmolive Co.                                           809,750
----------------------------------------------------------------------------------------------------
                                                                                         1,418,581
----------------------------------------------------------------------------------------------------
Electric Utilities (2.6%)
 ....................................................................................................
                  25,500   DPL, Inc.                                                       468,563
 ....................................................................................................
                  20,700   Entergy Corp.                                                   646,875
 ....................................................................................................
                  30,000   FirstEnergy Corp.                                               930,000
----------------------------------------------------------------------------------------------------
                                                                                         2,045,438
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (4.6%)
 ....................................................................................................
                  15,000   Hewlett-Packard Co.                                           1,507,500
 ....................................................................................................
                  22,000   Motorola, Inc.                                                2,084,500
----------------------------------------------------------------------------------------------------
                                                                                         3,592,000
----------------------------------------------------------------------------------------------------
Entertainment (0.9%)
 ....................................................................................................
                   9,200   Time Warner, Inc.                                               676,200
----------------------------------------------------------------------------------------------------
Environmental Control (0.7%)
 ....................................................................................................
                  21,600   Republic Services, Inc. (NON)                                   534,600
----------------------------------------------------------------------------------------------------
Financial Services (6.6%)
 ....................................................................................................
                   4,800   American Express Co.                                            624,600
 ....................................................................................................
                  13,400   Associates First Capital Corp.                                  593,788
 ....................................................................................................
                  27,500   Citigroup, Inc.                                               1,306,250
 ....................................................................................................
                   9,400   Finova Group, Inc.                                              494,675
 ....................................................................................................
                  12,900   Lehman Brothers Holding, Inc.                                   803,025
 ....................................................................................................
                  15,200   Paine Webber Group Inc.                                         710,600
 ....................................................................................................
                   6,300   Providian Financial Corp.                                       589,050
----------------------------------------------------------------------------------------------------
                                                                                         5,121,988
----------------------------------------------------------------------------------------------------
Food and Beverages (2.8%)
 ....................................................................................................
                  22,700   Coca-Cola Enterprises, Inc.                                     675,325
 ....................................................................................................
                  19,500   Groupe Danone ADR (France)                                    1,020,094
 ....................................................................................................
                  22,800   Nabisco Group Holdings Corp.                                    446,025
----------------------------------------------------------------------------------------------------
                                                                                         2,141,444
----------------------------------------------------------------------------------------------------
Health Care (2.0%)
 ....................................................................................................
                  11,000   Cardinal Health, Inc.                                           705,375
 ....................................................................................................
                  55,900   HEALTHSOUTH Corp. (NON)                                         835,006
----------------------------------------------------------------------------------------------------
                                                                                         1,540,381
----------------------------------------------------------------------------------------------------
Insurance (1.3%)
 ....................................................................................................
                   6,800   American General Corp.                                          512,550
 ....................................................................................................
                   4,200   American International Group, Inc.                              491,662
----------------------------------------------------------------------------------------------------
                                                                                         1,004,212
----------------------------------------------------------------------------------------------------
Lodging (1.3%)
 ....................................................................................................
                  33,200   Starwood Hotels & Resorts
                           Worldwide, Inc.                                               1,014,675
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (1.1%)
 ....................................................................................................
                  10,933   Medtronic, Inc.                                                 851,407
----------------------------------------------------------------------------------------------------
Networking (1.0%)
 ....................................................................................................
                   5,102   Juniper Networks, Inc. (NON)                                    760,198
----------------------------------------------------------------------------------------------------
Oil and Gas (6.1%)
 ....................................................................................................
                  15,600   Burlington Resources Inc.                                       674,700
 ....................................................................................................
                  30,100   Conoco, Inc.                                                    839,038
 ....................................................................................................
                  20,900   El Paso Energy Corp.                                            735,418
 ....................................................................................................
                   9,800   Ente Nazionale Idrocarburi S.P.A.
                           (ENI) ADR (Italy)                                               588,000
 ....................................................................................................
                  10,200   Mobil Corp.                                                   1,009,800
 ....................................................................................................
                  21,100   Williams Cos., Inc.                                             898,069
----------------------------------------------------------------------------------------------------
                                                                                         4,745,025
----------------------------------------------------------------------------------------------------
Packaging and Containers (1.4%)
 ....................................................................................................
                  12,100   Sealed Air Corp. (NON)                                          784,988
 ....................................................................................................
                  16,000   Smurfit-Stone Container Corp. (NON)                             329,000
----------------------------------------------------------------------------------------------------
                                                                                         1,113,988
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (9.5%)
 ....................................................................................................
                  23,600   American Home Products Corp.                                  1,357,000
 ....................................................................................................
                  21,100   Amgen Inc. (NON)                                              1,284,463
 ....................................................................................................
                  17,700   Bristol-Myers Squibb Co.                                      1,246,744
 ....................................................................................................
                  14,100   Medimmune, Inc. (NON)                                           955,275
 ....................................................................................................
                  19,600   Pharmacia & Upjohn, Inc.                                      1,113,525
 ....................................................................................................
                  20,200   Warner-Lambert Co.                                            1,401,375
----------------------------------------------------------------------------------------------------
                                                                                         7,358,382
----------------------------------------------------------------------------------------------------
Railroads (0.6%)
 ....................................................................................................
                  14,400   Burlington Northern Santa Fe Corp.                              446,400
----------------------------------------------------------------------------------------------------
Recreation (0.7%)
 ....................................................................................................
                  11,700   Royal Caribbean Cruises Ltd.                                    511,875
----------------------------------------------------------------------------------------------------
Restaurants (0.9%)
 ....................................................................................................
                  12,900   Tricon Global Restaurants, Inc. (NON)                           698,213
----------------------------------------------------------------------------------------------------
Retail (7.6%)
 ....................................................................................................
                   6,800   Amazon.com, Inc. (NON)                                          850,850
 ....................................................................................................
                   6,600   Costco Companies, Inc. (NON)                                    528,412
 ....................................................................................................
                   9,800   CVS Corp.                                                       497,350
 ....................................................................................................
                  18,550   Gap, Inc. (The) (NON)                                           934,455
 ....................................................................................................
                  37,550   Office Depot, Inc. (NON)                                        828,447
 ....................................................................................................
                   9,800   Lowe's Cos., Inc.                                               555,538
 ....................................................................................................
                  35,600   Wal-Mart Stores, Inc.                                         1,717,700
----------------------------------------------------------------------------------------------------
                                                                                         5,912,752
----------------------------------------------------------------------------------------------------
Semiconductors (2.8%)
 ....................................................................................................
                  35,800   Intel Corp.                                                   2,130,100
----------------------------------------------------------------------------------------------------
Telecommunications (6.8%)
 ....................................................................................................
                   3,800   ADC Telecommunications (NON)                                    173,135
 ....................................................................................................
                  18,900   Comcast Corp. Class A (NON)                                     726,469
 ....................................................................................................
                   6,100   Equant N.V. (Netherlands) (NON)                                 574,163
 ....................................................................................................
                  12,300   MediaOne Group Inc. (NON)                                       914,813
 ....................................................................................................
                  12,100   Nokia Corp. ADR (Finland)                                     1,107,906
 ....................................................................................................
                   3,000   Vodafone AirTouch PLC
                           (United Kingdom)                                                591,000
 ....................................................................................................
                  13,800   Nortel Networks Corp. (Canada)                                1,198,012
----------------------------------------------------------------------------------------------------
                                                                                         5,285,498
----------------------------------------------------------------------------------------------------
Telephone Services (7.6%)
 ....................................................................................................
                  19,800   Ameritech Corp.                                               1,455,300
 ....................................................................................................
                  11,000   Bell Atlantic Corp.                                             719,125
 ....................................................................................................
                  27,300   Lucent Technologies, Inc.                                     1,841,044
 ....................................................................................................
                  19,600   SBC Communications, Inc.                                      1,136,800
 ....................................................................................................
                  14,400   Sprint Corp.                                                    760,500
----------------------------------------------------------------------------------------------------
                                                                                         5,912,769
----------------------------------------------------------------------------------------------------
Tobacco (1.5%)
 ....................................................................................................
                  29,000   Philip Morris Cos., Inc.                                      1,165,438
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $71,956,249)                                          $76,419,359
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.2%) (a) (cost $2,463,000)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $2,463,000   Interest in $402,952,000 joint repurchase
                           agreement dated June 30, 1999 with
                           Merrrill Lynch, Pierce, Fenner & Smith, Inc.
                           New York due July 1, 1999 with respect
                           to various U.S. Treasury obligations --
                           maturity value of $2,463,322 for an
                           effective yield of 4.70%                                     $2,463,000
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $74,419,249) (b)                                      $78,882,359
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Small Cap Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
COMMON STOCKS (90.3%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Aerospace and Defense (4.6%)
 ....................................................................................................
                   1,889   AAR Corp.                                                       $42,839
 ....................................................................................................
                   1,711   Air Express International Corp.                                  43,417
 ....................................................................................................
                   1,000   Aviall, Inc. (NON)                                               18,813
 ....................................................................................................
                     900   BE Aerospace, Inc.                                               16,819
 ....................................................................................................
                     813   Cordant Technologies Inc.                                        36,737
 ....................................................................................................
                   1,666   GenCorp. Inc.                                                    42,067
 ....................................................................................................
                   1,000   Primex Technologies, Inc.                                        21,563
 ....................................................................................................
                     900   Triumph Group, Inc. (NON)                                        22,950
----------------------------------------------------------------------------------------------------
                                                                                           245,205
----------------------------------------------------------------------------------------------------
Airlines (0.3%)
 ....................................................................................................
                     500   Midwest Express Holdings, Inc.                                   17,000
----------------------------------------------------------------------------------------------------
Automotive (2.4%)
 ....................................................................................................
                     432   Borg-Warner Automotive, Inc.                                     23,760
 ....................................................................................................
                     750   Coachmen Industries, Inc.                                        17,438
 ....................................................................................................
                     900   Midas, Inc.                                                      25,538
 ....................................................................................................
                     700   Tower Automotive, Inc.                                           17,806
 ....................................................................................................
                   1,196   Wabash National Corp.                                            23,173
 ....................................................................................................
                   1,050   Wynn's International, Inc.                                       19,359
----------------------------------------------------------------------------------------------------
                                                                                           127,074
----------------------------------------------------------------------------------------------------
Basic Industrial Products (7.4%)
 ....................................................................................................
                     600   Albany International Corp.                                       12,450
 ....................................................................................................
                     700   Asyst Technologies, Inc. (NON)                                   20,956
 ....................................................................................................
                     550   AptarGroup, Inc.                                                 16,500
 ....................................................................................................
                   1,075   Barnes Group, Inc.                                               23,381
 ....................................................................................................
                   2,756   DT Industries, Inc.                                              25,321
 ....................................................................................................
                   1,150   Furon Co.                                                        21,850
 ....................................................................................................
                     950   Gardner Denver Inc. (NON)                                        15,319
 ....................................................................................................
                   1,835   Gerber Scientific, Inc.                                          40,485
 ....................................................................................................
                   1,503   Gleason Corp.                                                    25,269
 ....................................................................................................
                   1,450   JLK Direct Distribution, Inc. (NON)                              13,503
 ....................................................................................................
                   1,300   Klockner Windsor India Ltd. (India)                              26,650
 ....................................................................................................
                     700   Lincoln Electric Holdings, Inc.                                  14,350
 ....................................................................................................
                   1,500   Lydall, Inc. (NON)                                               17,250
 ....................................................................................................
                   1,500   Material Sciences Corp. (NON)                                    22,500
 ....................................................................................................
                   4,376   OmniQuip International, Inc.                                     34,461
 ....................................................................................................
                     523   Pentair, Inc.                                                    23,927
 ....................................................................................................
                     550   Roper Industries, Inc.                                           17,600
 ....................................................................................................
                     750   Westinghouse Air Brake Co.                                       19,453
----------------------------------------------------------------------------------------------------
                                                                                           391,225
----------------------------------------------------------------------------------------------------
Biotechnology (0.4%)
 ....................................................................................................
                   1,214   Mentor Corp.                                                     22,611
----------------------------------------------------------------------------------------------------
Building and Construction (2.6%)
 ....................................................................................................
                     527   Ameron International Corp.                                       23,254
 ....................................................................................................
                   2,859   Apogee Enterprises, Inc.                                         38,418
 ....................................................................................................
                   1,219   Lennar Corp.                                                     29,256
 ....................................................................................................
                     750   Modine Manufacturing Co.                                         24,422
 ....................................................................................................
                     600   Texas Industries, Inc.                                           23,250
----------------------------------------------------------------------------------------------------
                                                                                           138,600
----------------------------------------------------------------------------------------------------
Business Equipment and Services (4.5%)
 ....................................................................................................
                     764   ABM Industries Inc.                                              23,445
 ....................................................................................................
                   1,250   Airgas, Inc. (NON)                                               15,313
 ....................................................................................................
                   1,808   Bowne & Co.                                                      23,504
 ....................................................................................................
                   1,200   Cambridge Technology Partners, Inc. (NON)                        21,075
 ....................................................................................................
                   1,250   Daisytek International Corp. (NON)                               20,391
 ....................................................................................................
                   1,900   Falcon Products, Inc.                                            19,356
 ....................................................................................................
                     650   HON INDUSTRIES, Inc.                                             18,972
 ....................................................................................................
                     600   Imation Corp. (NON)                                              14,888
 ....................................................................................................
                     700   Nichols Research Corp. (NON)                                     15,313
 ....................................................................................................
                     855   Standard Register Co. (The)                                      26,291
 ....................................................................................................
                     800   United Stationers Inc.                                           17,600
 ....................................................................................................
                   3,707   X-Rite, Inc.                                                     23,864
----------------------------------------------------------------------------------------------------
                                                                                           240,012
----------------------------------------------------------------------------------------------------
Chemicals (2.3%)
 ....................................................................................................
                     877   Cambrex Corp.                                                    23,021
 ....................................................................................................
                   1,246   Crompton & Knowles Corp.                                         24,375
 ....................................................................................................
                     850   Ferro Corporation                                                23,375
 ....................................................................................................
                   2,414   Hanna (M.A.) Co.                                                 39,680
 ....................................................................................................
                   1,400   Mississippi Chemical Corp.                                       13,738
----------------------------------------------------------------------------------------------------
                                                                                           124,189
----------------------------------------------------------------------------------------------------
Computer Services and Software (4.2%)
 ....................................................................................................
                   1,724   Analysts International Corp.                                     24,783
 ....................................................................................................
                   1,398   Computer Task Group, Inc.                                        23,766
 ....................................................................................................
                   1,500   FileNET Corp.                                                    17,156
 ....................................................................................................
                     437   Jack Henry & Associates, Inc.                                    17,152
 ....................................................................................................
                   1,800   JDA Software Group, Inc.                                         16,763
 ....................................................................................................
                   1,450   Mentor Graphics Corp.                                            18,578
 ....................................................................................................
                   2,051   MTS Systems Corp.                                                24,997
 ....................................................................................................
                     545   National Computer Systems Inc.                                   18,394
 ....................................................................................................
                   2,544   Telxon Corp.                                                     20,193
 ....................................................................................................
                   1,732   Wallace Computer Services, Inc.                                  43,300
----------------------------------------------------------------------------------------------------
                                                                                           225,082
----------------------------------------------------------------------------------------------------
Conglomerates (1.3%)
 ....................................................................................................
                     850   Aaron Rents, Inc.                                                18,913
 ....................................................................................................
                   1,164   Banta Corp.                                                      24,444
 ....................................................................................................
                     753   Lancaster Colony Corp.                                           25,979
----------------------------------------------------------------------------------------------------
                                                                                            69,336
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (1.2%)
 ....................................................................................................
                     650   Bassett Furniture Industries, Inc.                               14,869
 ....................................................................................................
                   1,303   CLARCOR, Inc.                                                    25,001
 ....................................................................................................
                   3,200   Racing Champions Corp. (NON)                                     22,800
----------------------------------------------------------------------------------------------------
                                                                                            62,670
----------------------------------------------------------------------------------------------------
Consumer Non Durables (1.2%)
 ....................................................................................................
                     650   Chattem, Inc. (NON)                                              20,678
 ....................................................................................................
                     877   True North Communications Inc.                                   26,310
 ....................................................................................................
                     500   Wesley Jessen VisionCare, Inc. (NON)                             16,188
----------------------------------------------------------------------------------------------------
                                                                                            63,176
----------------------------------------------------------------------------------------------------
Consumer Products (0.8%)
 ....................................................................................................
                   1,000   Helen of Troy Ltd. (NON)                                         17,938
 ....................................................................................................
                   1,350   Windmere-Durable Holdings, Inc. (NON)                            22,781
----------------------------------------------------------------------------------------------------
                                                                                            40,719
----------------------------------------------------------------------------------------------------
Consumer Services (0.6%)
 ....................................................................................................
                   1,950   Marcus Corp. (The)                                               24,009
 ....................................................................................................
                     239   Applebee's International, Inc.                                    7,200
----------------------------------------------------------------------------------------------------
                                                                                            31,209
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (11.6%)
 ....................................................................................................
                     864   Analogic Corp.                                                   26,865
 ....................................................................................................
                     545   Avnet, Inc.                                                      25,343
 ....................................................................................................
                     992   Belden Inc.                                                      23,746
 ....................................................................................................
                   2,261   BMC Industries, Inc.                                             23,317
 ....................................................................................................
                     445   Cohu, Inc.                                                       15,742
 ....................................................................................................
                     500   Credence Systems Corp. (NON)                                     18,563
 ....................................................................................................
                     500   DII Group Inc., (The) (NON)                                      18,656
 ....................................................................................................
                     400   DuPont Photomasks, Inc.                                          19,150
 ....................................................................................................
                     650   Etec Systems, Inc. (NON)                                         21,613
 ....................................................................................................
                   1,100   GaSonics International Corp. (NON)                               15,400
 ....................................................................................................
                   2,514   General Cable Corp.                                              40,224
 ....................................................................................................
                     930   Genrad, Inc. (NON)                                               19,356
 ....................................................................................................
                     550   Hadco Corp. (NON)                                                21,863
 ....................................................................................................
                     901   Helix Technology Corp.                                           21,568
 ....................................................................................................
                   5,244   IFR Systems, Inc. (NON)                                          24,909
 ....................................................................................................
                   1,550   International Rectifier Corp. (NON)                              20,634
 ....................................................................................................
                     800   KEMET Corp. (NON)                                                18,350
 ....................................................................................................
                   1,300   Kent Electronics Corp. (NON)                                     25,756
 ....................................................................................................
                     850   Littlelfuse, Inc.                                                16,363
 ....................................................................................................
                     339   Methode Electronics, Inc.                                         7,755
 ....................................................................................................
                     677   Park Electrochemical Corp. (NON)                                 19,464
 ....................................................................................................
                   2,078   Pioneer-Standard Electronics, Inc.                               24,936
 ....................................................................................................
                     764   Pittway Corp. Class A                                            26,119
 ....................................................................................................
                   1,900   Recoton Corp. (NON)                                              17,278
 ....................................................................................................
                   1,100   SpeedFam-IPEC, Inc. (NON)                                        17,669
 ....................................................................................................
                     648   Technitrol, Inc.                                                 20,898
 ....................................................................................................
                     761   Tektronix, Inc.                                                  22,973
 ....................................................................................................
                     700   Unitrode Corp.                                                   20,081
 ....................................................................................................
                   1,000   Vishay Intertechnology, Inc.                                     21,000
----------------------------------------------------------------------------------------------------
                                                                                           615,591
----------------------------------------------------------------------------------------------------
Entertainment (0.3%)
 ....................................................................................................
                     900   Dover Downs Entertainment, Inc.                                  15,919
----------------------------------------------------------------------------------------------------
Environmental Control (0.4%)
 ....................................................................................................
                   1,150   Safety-Kleen Corp.                                               20,844
----------------------------------------------------------------------------------------------------
Food and Beverages (2.2%)
 ....................................................................................................
                     877   Earthgrains Co. (The)                                            22,638
 ....................................................................................................
                     700   International Multifoods Corp.                                   15,794
 ....................................................................................................
                     500   Robert Mandavi Corp. (The) (NON)                                 18,188
 ....................................................................................................
                     650   Smithfield Foods, Inc. (NON)                                     21,734
 ....................................................................................................
                     750   United Natural Foods Inc.                                        18,563
 ....................................................................................................
                     971   Universal Foods Corp.                                            20,512
----------------------------------------------------------------------------------------------------
                                                                                           117,429
----------------------------------------------------------------------------------------------------
Health Care (4.6%)
 ....................................................................................................
                     700   AmeriSource Health Corp. Class A                                 17,850
 ....................................................................................................
                   2,200   Beverly Enterprises, Inc. (NON)                                  17,738
 ....................................................................................................
                   2,050   Conventry Health Care Inc. (NON)                                 22,422
 ....................................................................................................
                   5,361   Integrated Health Services, Inc.                                 42,888
 ....................................................................................................
                   3,300   Matria Healthcare, Inc. (NON)                                    23,925
 ....................................................................................................
                   1,900   Orthodontic Centers of America, Inc. (NON)                       26,838
 ....................................................................................................
                   1,700   Quorum Health Group, Inc. (NON)                                  21,356
 ....................................................................................................
                   2,893   United Wisconsin Services                                        23,144
 ....................................................................................................
                   1,833   US Oncology, Inc. (NON)                                          21,996
 ....................................................................................................
                     606   West Pharmaceutical Services, Inc.                               23,786
----------------------------------------------------------------------------------------------------
                                                                                           241,943
----------------------------------------------------------------------------------------------------
Hospital Management and Medical Services (0.7%)
 ....................................................................................................
                     450   Trigon Healthcare, Inc.                                          16,369
 ....................................................................................................
                     400   Universal Health Services, Inc.                                  19,100
----------------------------------------------------------------------------------------------------
                                                                                            35,469
----------------------------------------------------------------------------------------------------
Insurance and Finance (10.0%)
 ....................................................................................................
                     500   Allied Capital Corp.                                             12,000
 ....................................................................................................
                   1,090   AMCORE Financial, Inc.                                           25,138
 ....................................................................................................
                     990   American Heritage Life Investment Corp.                          24,255
 ....................................................................................................
                     718   Amerus Life Holdings, Inc.                                       19,386
 ....................................................................................................
                   1,202   Bank United Corp.                                                48,305
 ....................................................................................................
                   1,527   Berkley (W.R.) Corp.                                             38,175
 ....................................................................................................
                   1,500   Centennial Bancorp                                               20,719
 ....................................................................................................
                     145   CNB Bancshares, Inc.                                              8,265
 ....................................................................................................
                     871   Commercial Federal Corp.                                         20,196
 ....................................................................................................
                     861   Community First Bankshares                                       20,556
 ....................................................................................................
                     226   Cullen/Frost Bankers, Inc.                                        6,229
 ....................................................................................................
                   1,203   Ehhance Financial Services Group, Inc.                           23,759
 ....................................................................................................
                     950   FBL Financial Group, Inc.                                        18,525
 ....................................................................................................
                     400   First Midwest Bancorp, Inc.                                      15,900
 ....................................................................................................
                     685   Freedom Securities Corp.                                         11,731
 ....................................................................................................
                   1,340   Fremont General Corp.                                            25,293
 ....................................................................................................
                     869   Horace Mann Educators Corp.                                      23,626
 ....................................................................................................
                     239   Hudson United Bancorp                                             7,319
 ....................................................................................................
                     850   Imperial Bancorp.                                                16,841
 ....................................................................................................
                     600   JeffBanks, Inc.                                                  17,063
 ....................................................................................................
                   1,306   Peoples Heritage Financial Group, Inc.                           24,569
 ....................................................................................................
                   1,077   Provident Bankshares Corp.                                       25,040
 ....................................................................................................
                   1,000   Southwest Bancorporation of Texas, Inc.                          18,000
 ....................................................................................................
                   1,946   Sovereign Bancorp, Inc.                                          23,595
 ....................................................................................................
                   1,500   Sterling Bancshares, Inc.                                        20,063
 ....................................................................................................
                     650   Webster Financial Corp.                                          17,631
----------------------------------------------------------------------------------------------------
                                                                                           532,179
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (3.7%)
 ....................................................................................................
                     869   Arrow International, Inc.                                        22,485
 ....................................................................................................
                     539   Beckman Coulter, Inc.                                            26,209
 ....................................................................................................
                   1,100   Haemonetics Corp. (NON)                                          22,069
 ....................................................................................................
                     864   Invacare Corp.                                                   23,112
 ....................................................................................................
                   3,241   Meridian Diagnostics, Inc.                                       23,092
 ....................................................................................................
                   3,501   Owens & Minor, Inc.                                              38,511
 ....................................................................................................
                     800   Varian Medical Systems, Inc.                                     20,200
 ....................................................................................................
                   1,201   Vital Signs, Inc.                                                23,945
----------------------------------------------------------------------------------------------------
                                                                                           199,623
----------------------------------------------------------------------------------------------------
Metals and Mining (1.7%)
 ....................................................................................................
                   1,628   A. M. Castle & Co.                                               27,676
 ....................................................................................................
                     821   Carpenter Technology Corp.                                       23,450
 ....................................................................................................
                     650   Quanex Corp.                                                     18,525
 ....................................................................................................
                     500   Reliance Steel & Aluminum Co.                                    19,500
----------------------------------------------------------------------------------------------------
                                                                                            89,151
----------------------------------------------------------------------------------------------------
Oil and Gas (6.1%)
 ....................................................................................................
                   1,000   Basin Exploration, Inc. (NON)                                    20,063
 ....................................................................................................
                     650   Devon Energy Corp.                                               23,238
 ....................................................................................................
                     800   ENSCO International Inc.                                         15,950
 ....................................................................................................
                   1,069   Helmerich & Payne, Inc.                                          25,456
 ....................................................................................................
                   1,100   National-Oilwell, Inc. (AFF)                                     15,400
 ....................................................................................................
                     800   Newfield Exploration Co. (NON)                                   22,750
 ....................................................................................................
                   2,300   Newpark Resources, Inc. (NON)                                    20,413
 ....................................................................................................
                   1,900   Pride International, Inc. (NON)                                  20,069
 ....................................................................................................
                   3,600   Range Resources Corp.                                            22,050
 ....................................................................................................
                   1,196   St. Mary Land & Exploration Co.                                  24,593
 ....................................................................................................
                     390   Stone Energy Corp. (NON)                                         16,526
 ....................................................................................................
                   1,411   Tidewater Inc.                                                   43,036
 ....................................................................................................
                   1,300   Tuboscope Inc. (NON)                                             17,794
 ....................................................................................................
                     853   WD-40 Co.                                                        21,325
 ....................................................................................................
                   1,100   World Fuel Services Corp.                                        16,225
----------------------------------------------------------------------------------------------------
                                                                                           324,888
----------------------------------------------------------------------------------------------------
Packaging and Containers (0.6%)
 ....................................................................................................
                   1,100   BWAY Corp. (NON)                                                 15,675
 ....................................................................................................
                     800   Ivex Packaging Corp. (NON)                                       17,600
----------------------------------------------------------------------------------------------------
                                                                                            33,275
----------------------------------------------------------------------------------------------------
Paper and Forest Products (1.2%)
 ....................................................................................................
                     700   Caraustar Industries, Inc.                                       17,281
 ....................................................................................................
                   1,643   P.H. Glatfelter Co.                                              24,029
 ....................................................................................................
                   1,401   Wausau-Mosinee Paper Corp.                                       25,218
----------------------------------------------------------------------------------------------------
                                                                                            66,528
----------------------------------------------------------------------------------------------------
Publishing (0.9%)
 ....................................................................................................
                     750   McClatchy Co. (The)                                              24,844
 ....................................................................................................
                     933   Penton Media, Inc.                                               22,625
----------------------------------------------------------------------------------------------------
                                                                                            47,469
----------------------------------------------------------------------------------------------------
Real Estate (0.4%)
 ....................................................................................................
                     987   LNR Property Corp.                                               21,097
----------------------------------------------------------------------------------------------------
Recreation (0.2%)
 ....................................................................................................
                   1,444   K2 Inc.                                                          12,906
----------------------------------------------------------------------------------------------------
Retail (6.6%)
 ....................................................................................................
                     677   Authentic Fitness Corp.                                          11,848
 ....................................................................................................
                   2,562   Baker (J.), Inc.                                                 22,097
 ....................................................................................................
                   1,600   Casey's General Stores, Inc.                                     24,000
 ....................................................................................................
                   2,028   Cato Corp. (The)                                                 23,576
 ....................................................................................................
                   1,357   CBRL Group, Inc.                                                 23,493
 ....................................................................................................
                   1,050   Coldwater Creek Inc. (NON)                                       20,475
 ....................................................................................................
                   1,300   Gymboree Corp. (The) (NON)                                       13,650
 ....................................................................................................
                   3,594   Heilig-Meyers Co.                                                24,484
 ....................................................................................................
                   1,000   J. Jill Group Inc.                                               14,625
 ....................................................................................................
                     450   Lands' End, Inc. (NON)                                           21,825
 ....................................................................................................
                   1,500   Luby's, Inc.                                                     22,500
 ....................................................................................................
                   2,000   Maxim Group, Inc. (The) (NON)                                    17,375
 ....................................................................................................
                   1,050   Micro Warehouse, Inc. (NON)                                      18,769
 ....................................................................................................
                   1,200   Petco Animal Supplies, Inc. (NON)                                18,900
 ....................................................................................................
                   3,745   Pier 1 Imports, Inc.                                             42,131
 ....................................................................................................
                     500   Stride Rite Corp. (The)                                           5,156
 ....................................................................................................
                   1,833   Wolverine World Wide, Inc.                                       25,662
----------------------------------------------------------------------------------------------------
                                                                                           350,566
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.4%)
 ....................................................................................................
                     755   Oneida Ltd.                                                      21,234
----------------------------------------------------------------------------------------------------
Telecommunications (2.8%)
 ....................................................................................................
                     600   ADTRAN, Inc. (NON)                                               21,825
 ....................................................................................................
                   1,200   Andrew Corp. (Canada) (NON)                                      22,725
 ....................................................................................................
                     771   C&D Technologies, Inc.                                           23,612
 ....................................................................................................
                   1,938   Communications Systems, Inc.                                     23,983
 ....................................................................................................
                     600   CT Communications, Inc.                                          24,675
 ....................................................................................................
                   1,700   Davox Corp. (NON)                                                20,294
 ....................................................................................................
                   2,000   Premisys Communications, Inc. (NON)                              14,625
----------------------------------------------------------------------------------------------------
                                                                                           151,739
----------------------------------------------------------------------------------------------------
Textiles (0.7%)
 ....................................................................................................
                   2,100   Culp, Inc.                                                       22,050
 ....................................................................................................
                   1,000   Pillowtex Corp.                                                  16,313
----------------------------------------------------------------------------------------------------
                                                                                            38,363
----------------------------------------------------------------------------------------------------
Transportation (0.8%)
 ....................................................................................................
                   1,187   Circle International Group, Inc.                                 25,966
 ....................................................................................................
                     400   USFreightways Corp.                                              18,525
----------------------------------------------------------------------------------------------------
                                                                                            44,491
----------------------------------------------------------------------------------------------------
Utilities (0.6%)
 ....................................................................................................
                     419   Applied Power Inc.                                               11,444
 ....................................................................................................
                     550   Eastern Enterprises                                              21,863
----------------------------------------------------------------------------------------------------
                                                                                            33,307
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $4,535,867)                                            $4,812,119
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.0%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
                $100,000   Interest in $402,952,000 joint repurchase
                           agreement dated June 30, 1999 with
                           Merrill Lynch, Pierce Fenner & Smith, Inc.
                           due July 1, 1999 with respect to various
                           U.S. Treasury obligations - maturity
                           value of $100,013 for an effective yield
                           of 4.70%                                                       $100,000
 ....................................................................................................
                 164,000   Interest in $487,755,000 joint repurchase
                           agreement dated June 30, 1999 with
                           S.B.C. Warburg Inc. due July 1, 1999
                           with respect to various U.S. Treasury
                           obligations - maturity value of
                           $164,022 for an effective yield
                           of 4.80%                                                        164,000
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $264,000)                                                $264,000
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $4,799,867) (b)                                        $5,076,119
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Utilities Growth and Income Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
COMMON STOCKS (91.5%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Building and Construction (0.1%)
 ....................................................................................................
                  32,300   Centrais Electricas Bras S. A. (Brazil)                        $613,663
----------------------------------------------------------------------------------------------------
Business Services (0.6%)
 ....................................................................................................
                 308,200   Convergys Corp.                                               5,932,850
----------------------------------------------------------------------------------------------------
Cellular Communications (0.5%)
 ....................................................................................................
                 197,700   PT Indosat ADR (Indonesia)                                    3,855,150
 ....................................................................................................
                   7,100   Tele Celular Sul Participacoes S.A. (Brazil)                    153,981
 ....................................................................................................
                   1,340   Tele Leste Celular Participacoes
                           S.A. (Brazil)                                                    39,865
 ....................................................................................................
                   3,550   Tele Nordeste Celular Participacoes
                           S.A. ADR (Brazil)                                                95,850
 ....................................................................................................
                   1,340   Tele Norte Celular Participacoes S.A.
                           ADR (Brazil)                                                     36,264
 ....................................................................................................
                  14,300   Tele Sudeste Celular Participacoes
                           S.A. ADR (Brazil)                                               414,700
 ....................................................................................................
                   3,550   Telemig Celular Participacoes S.A.
                           ADR (Brazil)                                                     87,419
 ....................................................................................................
                  28,500   Telesp Celular Participacoes S.A.
                           ADR (Brazil)                                                    762,375
----------------------------------------------------------------------------------------------------
                                                                                         5,445,604
----------------------------------------------------------------------------------------------------
Conglomerates (0.2%)
 ....................................................................................................
                  64,500   Southwest Gas Corp.                                           1,846,313
----------------------------------------------------------------------------------------------------
Electric Utilities (34.8%)
 ....................................................................................................
                  87,300   Ameren Corp.                                                  3,350,138
 ....................................................................................................
                 184,400   Calpine Corp.                                                 9,957,600
 ....................................................................................................
                 173,700   Carolina Power & Light Co.                                    7,436,531
 ....................................................................................................
                  57,100   Centrais Geradoras do Sul do Brasil
                           SA (Brazil)                                                      45,472
 ....................................................................................................
                  14,350   Chilectra S.A. 144A ADR (Chile)                                 306,731
 ....................................................................................................
                 247,400   CiNergy Corp.                                                 7,916,800
 ....................................................................................................
                 138,200   CMS Energy Corp. Class G                                      3,247,700
 ....................................................................................................
                  71,088   Companhia Energetica de Minas Gerais
                           ADR (Brazil)                                                  1,457,304
 ....................................................................................................
                 187,800   Companhia Paranaense de Energia-Copel
                           ADR (Brazil)                                                  1,572,825
 ....................................................................................................
                 171,800   Conectiv, Inc.                                                4,198,363
 ....................................................................................................
                 175,200   Consolidated Edison, Inc.                                     7,927,800
 ....................................................................................................
                 264,700   Constellation Energy Group                                    7,841,738
 ....................................................................................................
                 388,500   Dominion Resources, Inc.                                     16,826,906
 ....................................................................................................
                 478,700   DPL, Inc.                                                     8,796,113
 ....................................................................................................
                 674,702   Duke Energy Corp.                                            36,686,921
 ....................................................................................................
                 404,800   Edison International                                         10,828,400
 ....................................................................................................
                  34,800   EDP-Electricidade de Portugal, S.A.
                           ADR (Portugal)                                                1,248,450
 ....................................................................................................
                  11,221   Eletropaulo Metropolitana S.A. (Brazil)                         504,256
 ....................................................................................................
                   9,910   Empresa Bandeirante de Energia
                           S.A. (Brazil)                                                    55,243
 ....................................................................................................
                   9,910   Empresa Paulista de Transmissao
                           de Energia Electrica S.A. (Brazil)                               46,111
 ....................................................................................................
                 498,600   Entergy Corp.                                                15,581,250
 ....................................................................................................
                 300,000   FirstEnergy Corp.                                             9,300,000
 ....................................................................................................
                 158,200   Florida Progress Corp.                                        6,535,638
 ....................................................................................................
                 216,300   FPL Group, Inc.                                              11,815,388
 ....................................................................................................
                 147,200   GPU, Inc.                                                     6,210,000
 ....................................................................................................
                  58,200   Hawaiian Electric Industries, Inc.                            2,066,100
 ....................................................................................................
                 360,300   Iberdola S.A. (Spain)                                         5,505,227
 ....................................................................................................
                 360,300   Korea Electric Power Corp.
                           (South Korea)                                                14,972,294
 ....................................................................................................
                   5,900   Light Participacoes, S.A. (Brazil)                               12,115
 ....................................................................................................
                 288,200   New Century Energies, Inc.                                   11,185,763
 ....................................................................................................
                  76,000   New England Electric Systems Inc.                             3,809,500
 ....................................................................................................
                 666,500   Northeast Utilities Co. (NON)                                11,788,719
 ....................................................................................................
                 239,900   OGE Energy Corp.                                              5,697,625
 ....................................................................................................
                 358,200   P P & L Resources, Inc.                                      11,014,650
 ....................................................................................................
                 392,900   PacifiCorp                                                    7,219,538
 ....................................................................................................
                 246,700   Peco Energy Co.                                              10,330,563
 ....................................................................................................
                 153,000   Pinnacle West Capital Corp.                                   6,158,250
 ....................................................................................................
                 253,400   Potomac Electric Power Co.                                    7,459,463
 ....................................................................................................
                 162,680   Puget Sound Energy, Inc.                                      3,904,320
 ....................................................................................................
                 227,200   Scana Corp.                                                   5,310,800
 ....................................................................................................
                 336,698   Scottish Power PLC (United Kingdom)                           2,910,100
 ....................................................................................................
                 334,500   Sierra Pacific Resources                                     12,167,438
 ....................................................................................................
                  81,700   Southern Co.                                                  2,165,050
 ....................................................................................................
                 151,100   Teco Energy, Inc.                                             3,437,525
 ....................................................................................................
                 299,900   Texas Utilities Co.                                          12,370,875
 ....................................................................................................
                 214,600   TNP Enterprises, Inc.                                         7,779,250
 ....................................................................................................
                 309,000   Unicom Corp.                                                 11,915,813
 ....................................................................................................
                 203,500   Union Electrica Fenosa S.A. (Spain)                           2,669,403
 ....................................................................................................
                  58,200   UniSource Energy Corp. (NON)                                    694,763
 ....................................................................................................
                 116,500   United Illuminating Co.                                       4,943,969
 ....................................................................................................
                 142,100   Utilicorp United, Inc.                                        3,454,806
 ....................................................................................................
                 430,100   Wisconsin Energy Corp.                                       10,779,381
----------------------------------------------------------------------------------------------------
                                                                                       361,416,978
----------------------------------------------------------------------------------------------------
Energy-Related (1.0%)
 ....................................................................................................
                   9,910   Empresa Metropolitana de Aguas
                           Energia S.A. (Brazil)                                            23,112
 ....................................................................................................
                 375,600   Energy East Corp.                                             9,765,600
 ....................................................................................................
               4,750,000   Shandong International Power
                           Development Co. Ltd. (China)                                  1,071,447
----------------------------------------------------------------------------------------------------
                                                                                        10,860,159
----------------------------------------------------------------------------------------------------
Environmental Control (0.8%)
 ....................................................................................................
                 414,700   Azurix Corp.                                                  8,294,000
----------------------------------------------------------------------------------------------------
Gas Pipelines (4.8%)
 ....................................................................................................
                 294,300   Coastal Corp.                                                11,772,000
 ....................................................................................................
                 359,300   Dynegy, Inc.                                                  7,320,738
 ....................................................................................................
                 249,800   Enron Corp.                                                  20,421,150
 ....................................................................................................
                 139,500   Sonat, Inc.                                                   4,620,938
 ....................................................................................................
                 137,300   Williams Cos., Inc.                                           5,843,831
----------------------------------------------------------------------------------------------------
                                                                                        49,978,657
----------------------------------------------------------------------------------------------------
Gas Utilities (13.0%)
 ....................................................................................................
                 246,000   AGL Resources Inc.                                            4,535,625
 ....................................................................................................
                 289,400   Atmos Energy Corp.                                            7,235,000
 ....................................................................................................
                 134,900   Cascade Natural Gas Corp.                                     2,563,100
 ....................................................................................................
                 144,000   Central Hudson Gas & Electric                                 6,048,000
 ....................................................................................................
                 187,700   Columbia Gas System, Inc.                                    11,766,444
 ....................................................................................................
                  96,100   Connecticut Energy Corp.                                      3,705,856
 ....................................................................................................
                 255,600   Eastern Enterprises                                          10,160,100
 ....................................................................................................
                 377,700   Energen Corp.                                                 7,034,663
 ....................................................................................................
                 139,900   Equitable Resources, Inc.                                     5,281,225
 ....................................................................................................
                  58,666   Indiana Energy, Inc.                                          1,250,319
 ....................................................................................................
                 296,850   K N Energy, Inc.                                              3,970,369
 ....................................................................................................
                 246,400   KeySpan Corp.                                                 6,498,800
 ....................................................................................................
                  84,900   Laclede Gas Co.                                               1,973,925
 ....................................................................................................
                 214,900   National Fuel Gas Co.                                        10,422,650
 ....................................................................................................
                  43,900   New Jersey Resources Corp.                                    1,643,506
 ....................................................................................................
                 195,600   NICOR Inc.                                                    7,445,025
 ....................................................................................................
                 289,600   Northwest Natural Gas Co.                                     6,986,600
 ....................................................................................................
                 147,500   NUI Corp.                                                     3,687,500
 ....................................................................................................
                 139,500   Peoples Energy Corp.                                          5,257,406
 ....................................................................................................
                 119,500   Piedmont Natural Gas Co., Inc.                                3,719,438
 ....................................................................................................
                  40,700   Providence Energy Corp.                                       1,086,181
 ....................................................................................................
                 114,100   Public Service Co. of North Carolina, Inc.                    3,337,425
 ....................................................................................................
                 151,100   Questar Corp.                                                 2,889,788
 ....................................................................................................
                  47,900   South Jersey Industries, Inc.                                 1,356,169
 ....................................................................................................
                 180,300   Transportadora de Gas del Sur
                           ADR (Argentina)                                               1,690,313
 ....................................................................................................
                 120,200   Washington Gas Light Co.                                      3,125,200
 ....................................................................................................
                 162,600   Westcoast Energy, Inc.                                        3,211,350
 ....................................................................................................
                 184,700   WICOR, Inc.                                                   5,160,056
 ....................................................................................................
                  61,350   Yankee Energy System, Inc.                                    2,434,828
----------------------------------------------------------------------------------------------------
                                                                                       135,476,861
----------------------------------------------------------------------------------------------------
Natural Gas (2.2%)
 ....................................................................................................
                 209,300   MCN Corp.                                                     4,342,975
 ....................................................................................................
                 201,100   ONEOK, Inc.                                                   6,384,925
 ....................................................................................................
                 521,455   Sempra Energy                                                11,797,919
----------------------------------------------------------------------------------------------------
                                                                                        22,525,819
----------------------------------------------------------------------------------------------------
Oil and Gas (1.1%)
 ....................................................................................................
                 329,000   El Paso Energy Corp.                                         11,576,688
----------------------------------------------------------------------------------------------------
REITs (Real Estate Investment Trust) (1.0%)
 ....................................................................................................
                 206,933   Equity Office Properties Trust                                5,302,658
 ....................................................................................................
                 103,900   Equity Residential Properties Trust                           4,681,994
----------------------------------------------------------------------------------------------------
                                                                                         9,984,652
----------------------------------------------------------------------------------------------------
Satellite Services (0.2%)
 ....................................................................................................
                 215,500   Hellenic Telecommunication
                           Organization SA GDR (Greece)                                  2,383,969
----------------------------------------------------------------------------------------------------
Telecommunications (0.8%)
 ....................................................................................................
                  51,590   ALLTEL Corp.                                                  3,688,685
 ....................................................................................................
                  87,900   Royal PTT Nederland N.V. ADR
                           (Netherlands)                                                 4,219,200
----------------------------------------------------------------------------------------------------
                                                                                         7,907,885
----------------------------------------------------------------------------------------------------
Telephone Services (2.7%)
 ....................................................................................................
                  65,900   British Telecommunications PLC ADR
                           (United Kingdom)                                             11,285,375
 ....................................................................................................
                 308,200   Cincinnati Bell, Inc.                                         7,685,738
 ....................................................................................................
                  58,200   Philippine Long Distance Telephone Co.
                           ADR (Philippines)                                             1,753,275
 ....................................................................................................
                 138,132   PT Telekomunikasi Indonesia ADR
                           (Indonesia)                                                   1,718,017
 ....................................................................................................
                  10,000   Sonera Group GDR (Finland)                                      878,100
 ....................................................................................................
                  23,833   Tele Centro Oeste Celular Participacoes
                           ADR (Brazil)                                                     93,842
 ....................................................................................................
                  14,300   Tele Centro Sul Participacoes S.A. (Brazil)                     793,650
 ....................................................................................................
                 186,400   Telefonica del Peru S.A. ADR (Peru)                           2,819,300
 ....................................................................................................
                  71,400   Telesp Participacoes S.A. ADR (Brazil)                        1,633,275
----------------------------------------------------------------------------------------------------
                                                                                        28,660,572
----------------------------------------------------------------------------------------------------
Telephone Utilities (27.5%)
 ....................................................................................................
                 823,800   AT&T Corp.                                                   45,978,338
 ....................................................................................................
                 408,200   Ameritech Corp.                                              30,002,700
 ....................................................................................................
                 600,656   Bell Atlantic Corp.                                          39,267,886
 ....................................................................................................
                 607,000   BellSouth Corp.                                              28,453,125
 ....................................................................................................
                  60,000   Cable & Wireless PLC ADR
                           (United Kingdom)                                              2,377,500
 ....................................................................................................
                 244,000   GTE Corp.                                                    18,483,000
 ....................................................................................................
                 428,700   NiSource Inc.                                                11,065,819
 ....................................................................................................
                  52,300   Portugal Telecom S.A. ADR (Portugal)                          2,154,106
 ....................................................................................................
                 377,500   Reliant Energy, Inc.                                         10,428,438
 ....................................................................................................
                 894,000   SBC Communications, Inc.                                     51,852,000
 ....................................................................................................
                 637,800   Sprint Corp.                                                 33,683,813
 ....................................................................................................
                  71,400   Telebras Co. ADR (Brazil)                                         4,463
 ....................................................................................................
                  79,630   Telecom Corp. of New Zealand Ltd.
                           ADR (New Zealand)                                             2,782,073
 ....................................................................................................
                  58,200   Telecom Argentina S.A. ADR (Argentina)                        1,556,850
 ....................................................................................................
                  11,900   Telefonica de Argentina S.A.
                           ADR (Argentina)                                                 373,363
 ....................................................................................................
                 140,300   U S West, Inc.                                                8,242,625
----------------------------------------------------------------------------------------------------
                                                                                       286,706,099
----------------------------------------------------------------------------------------------------
Water Utilities (0.2%)
 ....................................................................................................
                  61,400   American Water Works, Inc.                                    1,888,050
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $687,300,194)                                        $951,498,819
----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (8.3%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
Combined Utilities (0.3%)
 ....................................................................................................
              $2,000,000   PG&E Gas Transmission Northwest
                           sr. notes 7.1s, 2005                                         $2,015,760
 ....................................................................................................
               1,100,000   Public Service Electric & Gas Co.
                           1st mortgage 6 1/2s, 2000                                     1,104,081
----------------------------------------------------------------------------------------------------
                                                                                         3,119,841
----------------------------------------------------------------------------------------------------
Consumer Services (0.2%)
 ....................................................................................................
               1,500,000   Pennsylvania American Water Co. 144A
                           mtge. 7.8s, 2026                                              1,538,790
----------------------------------------------------------------------------------------------------
Electric Utilities (4.0%)
 ....................................................................................................
               2,000,000   Arizona Public Service Co. notes
                           6 1/4s, 2005                                                  1,961,720
 ....................................................................................................
               2,000,000   CiNergy Corp. 144A deb. 6 1/8s, 2004                          1,958,640
 ....................................................................................................
               1,200,000   CMS Energy Corp. pass-through
                           certificates 7s, 2005                                         1,146,720
 ....................................................................................................
               2,493,000   Commonwealth Edison Co. 1st mtge.
                           Ser. 83, 8s, 2008                                             2,623,110
 ....................................................................................................
               2,375,000   Connecticut Light & Power Co.
                           1st mtge. Ser. C, 7 3/4s, 2002                                2,430,670
 ....................................................................................................
               1,000,000   Connecticut Light & Power Co.
                           1st mtge. Ser. D, 7 7/8s, 2024                                1,043,580
 ....................................................................................................
               1,492,000   Duquesne Light Co. deb. 8.7s, 2016                            1,588,085
 ....................................................................................................
               3,000,000   Hydro Quebec local government
                           guaranty Ser. HY, 8.4s, 2022 (Canada)                         3,352,080
 ....................................................................................................
               1,000,000   Kansas Gas & Electric deb. 8.29s, 2016                        1,000,180
 ....................................................................................................
                 305,000   Midland Funding II Corp. deb. Ser. A,
                           11 3/4s, 2005                                                   349,628
 ....................................................................................................
               3,000,000   Nevada Power Co. sr. notes Ser. B,
                           6.2s, 2004                                                    2,914,560
 ....................................................................................................
               3,000,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. G, 7 3/4s, 2008                                          3,098,460
 ....................................................................................................
               1,500,000   Ohio Edison Co. 1st mtge. 8 1/4s, 2002                        1,558,335
 ....................................................................................................
               1,133,000   Otter Tail Power Co. 1st mtge.
                           7 1/4s, 2002                                                  1,158,583
 ....................................................................................................
               2,000,000   Public Service Co. of Colorado
                           coll. trust 6 3/8s, 2005                                      1,958,940
 ....................................................................................................
               1,500,000   Sierra Pacific Power Co. med. term
                           notes Ser. C, 6.82s, 2006                                     1,484,895
 ....................................................................................................
               2,750,000   Southern California Edison Co. notes
                           6 1/2s, 2001                                                  2,767,160
 ....................................................................................................
               2,850,000   Teco Energy, Inc. notes 5.54s, 2001                           2,793,000
 ....................................................................................................
               1,000,000   Texas Utilities Co. secd. lease fac. bonds
                           7.46s, 2015                                                   1,020,310
 ....................................................................................................
               1,600,000   Texas Utilities Electric Capital Trust V
                           company guaranty 8.175s, 2037                                 1,585,040
 ....................................................................................................
               2,000,000   Utilicorp United, Inc. sr. notes 8.2s, 2007                   2,123,460
 ....................................................................................................
               2,000,000   Western Resources, Inc. sr. notes
                           6 7/8s, 2004                                                  2,002,120
----------------------------------------------------------------------------------------------------
                                                                                        41,919,276
----------------------------------------------------------------------------------------------------
Electronic and Electrical Equipment (0.2%)
 ....................................................................................................
               2,000,000   Conectiv Inc. notes Ser. A, 6.73s, 2006                       1,986,880
----------------------------------------------------------------------------------------------------
Energy-Related (0.7%)
 ....................................................................................................
               1,000,000   CalEnergy, Inc. sr. notes 7.63s, 2007                         1,011,090
 ....................................................................................................
                 800,000   Calpine Corp. sr. notes 7 3/4s, 2009                            760,000
 ....................................................................................................
               1,980,000   Edison Mission Energy 144A sr. notes
                           7.73s, 2009                                                   2,005,799
 ....................................................................................................
               1,980,000   Edison Mission Energy 144A sr. notes
                           Ser. AI, 7.73s, 2009                                          2,004,552
 ....................................................................................................
                 380,000   KN Capital Trust III company guaranty
                           7.63s, 2028                                                     322,278
 ....................................................................................................
               1,000,000   K N Energy, Inc. sr. notes 6.45s, 2003                          974,350
----------------------------------------------------------------------------------------------------
                                                                                         7,078,069
----------------------------------------------------------------------------------------------------
Financial Services (0.3%)
 ....................................................................................................
                 748,351   Salton Sea Funding Corp. company
                           guaranty Ser. E, 8.3s, 2011                                     762,682
 ....................................................................................................
               2,660,000   Southern Investments Service Co.
                           sr. notes 6.8s, 2006 (United Kingdom)                         2,609,061
----------------------------------------------------------------------------------------------------
                                                                                         3,371,743
----------------------------------------------------------------------------------------------------
Oil and Gas (0.8%)
 ....................................................................................................
               4,000,000   Coastal Corp. deb. 6 1/2s, 2008                               3,826,640
 ....................................................................................................
               1,500,000   Columbia Gas System, Inc. notes
                           Ser. E, 7.32s, 2010                                           1,471,260
 ....................................................................................................
                 200,000   Conoco, Inc. sr. notes 6.35s, 2009                              191,962
 ....................................................................................................
               1,250,000   Louis Dreyfus Natural Gas notes
                           6 7/8s, 2007                                                  1,108,638
 ....................................................................................................
               1,500,000   Southwest Gas Corp. deb. 7 1/2s, 2006                         1,576,410
----------------------------------------------------------------------------------------------------
                                                                                         8,174,910
----------------------------------------------------------------------------------------------------
Telephone Services (0.4%)
 ....................................................................................................
               2,000,000   Century Telephone Enterprises, Inc.
                           deb. Ser. G, 6 7/8s, 2028                                     1,840,540
 ....................................................................................................
               3,200,000   U S West, Inc. notes 5 5/8s, 2008                             2,901,376
----------------------------------------------------------------------------------------------------
                                                                                         4,741,916
----------------------------------------------------------------------------------------------------
Telephone Utilities (0.9%)
 ....................................................................................................
               2,650,000   Bell Atlantic Corp. deb. 7 7/8s, 2029                         2,841,224
 ....................................................................................................
               3,000,000   Sprint Capital Corp. company guaranty
                           6.9s, 2019                                                    2,777,940
 ....................................................................................................
               3,750,000   WorldCom, Inc. notes 7 3/4s, 2007                             3,927,188
----------------------------------------------------------------------------------------------------
                                                                                         9,546,352
----------------------------------------------------------------------------------------------------
Utilities (0.5%)
 ....................................................................................................
              $1,000,000   Australian Gas & Light Co.144A sr.
                           notes 6 3/8s, 2003 (Australia)                                  975,330
 ....................................................................................................
               2,000,000   Consolidated Edison, Inc. deb. 6.45s, 2007                    1,962,780
 ....................................................................................................
               2,000,000   Public Service Co. of New Mexico
                           sr. notes Ser. A, 7.1s, 2005                                  1,986,377
----------------------------------------------------------------------------------------------------
                                                                                         4,924,487
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $88,288,370)                                          $86,402,264
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (0.4%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
U.S. Treasury Obligations (0.4%)
 ....................................................................................................
                           U.S. Treasury Bonds
 ....................................................................................................
                $965,000     6 1/8s, November 15, 2027                                    $958,515
 ....................................................................................................
                 350,000     5 1/4s, November 15, 2028                                     310,244
 ....................................................................................................
                           U.S. Treasury Notes
 ....................................................................................................
               2,105,000     6 1/4s, June 30, 2002                                       2,139,543
 ....................................................................................................
               1,067,000     5 1/2s, May 15, 2009                                        1,042,320
----------------------------------------------------------------------------------------------------
                           Total U.S. Government and
                           Agency Obligations
                           (cost $4,481,300)                                            $4,450,622
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.4%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
                 110,000   Bankers Trust New York Corp. Ser. Q,
                           $1.269 Adjustable Rate Preferred (CUS)                       $2,681,250
 ....................................................................................................
                   1,500   Centaur Funding Corp 144A 9.08%
                           pfd. (Cayman Islands)                                         1,576,302
----------------------------------------------------------------------------------------------------
                           Total Preferred Stocks
                           (cost $4,250,000)                                            $4,257,552
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.3%) (a) (cost $3,103,000)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $3,103,000   Interest in $487,755,000 joint repurchase
                           agreement dated June 30, 1999 with
                           S.B.C. Warburg Inc. due July 1, 1999
                           with respect to various U.S. Treasury
                           obligations -- maturity value of
                           $3,103,414 for an effective
                           yield of 4.80%                                               $3,103,000
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $787,422,864) (b)                                  $1,049,712,257
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Vista Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
COMMON STOCKS (99.2%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Advertising (3.2%)
 ....................................................................................................
                  80,400   Omnicom Group, Inc.                                          $6,432,000
 ....................................................................................................
                 126,500   Young & Rubicam, Inc.                                         5,747,844
----------------------------------------------------------------------------------------------------
                                                                                        12,179,844
----------------------------------------------------------------------------------------------------
Airlines (1.1%)
 ....................................................................................................
                 109,100   Continental Airlines, Inc. (NON)                              4,104,888
----------------------------------------------------------------------------------------------------
Automotive Parts (0.8%)
 ....................................................................................................
                  60,200   Lear Corp. (NON)                                              2,994,950
----------------------------------------------------------------------------------------------------
Banks (5.6%)
 ....................................................................................................
                 113,000   Greenpoint Financial Corp.                                    3,707,813
 ....................................................................................................
                   5,627   M & T Bank Corp.                                              3,094,850
 ....................................................................................................
                  91,100   North Fork Bancorporation, Inc.                               1,941,569
 ....................................................................................................
                  47,700   Northern Trust Corp.                                          4,626,900
 ....................................................................................................
                  36,000   State Street Corp.                                            3,073,500
 ....................................................................................................
                  77,900   Zions Bancorp                                                 4,946,650
----------------------------------------------------------------------------------------------------
                                                                                        21,391,282
----------------------------------------------------------------------------------------------------
Basic Industrial Products (1.4%)
 ....................................................................................................
                  91,700   Danaher Corp.                                                 5,330,063
----------------------------------------------------------------------------------------------------
Business Services (1.0%)
 ....................................................................................................
                  59,010   Cintas Corp.                                                  3,964,734
----------------------------------------------------------------------------------------------------
Cable Television (1.5%)
 ....................................................................................................
                  16,400   Adelphia Communications Corp. (NON)                           1,043,450
 ....................................................................................................
                  54,500   Cablevision Systems Corp. Class A (NON)                       3,815,000
 ....................................................................................................
                  19,500   Century Communications Corp. (NON)                              897,000
----------------------------------------------------------------------------------------------------
                                                                                         5,755,450
----------------------------------------------------------------------------------------------------
Computer Equipment (1.8%)
 ....................................................................................................
                 102,900   Lexmark International Group, Inc.
                           Class A (NON)                                                 6,797,831
----------------------------------------------------------------------------------------------------
Computer Services (6.8%)
 ....................................................................................................
                  86,760   Comverse Technology, Inc. (NON)                               6,550,380
 ....................................................................................................
                 180,100   Convergys Corp. (NON)                                         3,466,925
 ....................................................................................................
                 136,300   Fiserv, Inc. (NON)                                            4,267,894
 ....................................................................................................
                  74,500   Galileo International, Inc.                                   3,981,094
 ....................................................................................................
                  85,600   VeriSign, Inc. (NON)                                          7,383,000
----------------------------------------------------------------------------------------------------
                                                                                        25,649,293
----------------------------------------------------------------------------------------------------
Computer Software (5.0%)
 ....................................................................................................
                  50,200   Intuit, Inc. (NON)                                            4,524,275
 ....................................................................................................
                  86,500   Macromedia, Inc. (NON)                                        3,049,125
 ....................................................................................................
                  32,400   Siebel Systems, Inc. (NON)                                    2,148,525
 ....................................................................................................
                  96,300   VERITAS Software Corp. (NON)                                  9,142,481
----------------------------------------------------------------------------------------------------
                                                                                        18,864,406
----------------------------------------------------------------------------------------------------
Computers (0.6%)
 ....................................................................................................
                  50,300   Apple Computer, Inc. (NON)                                    2,329,519
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (2.3%)
 ....................................................................................................
                 177,100   Furniture Brands International, Inc. (NON)                    4,936,663
 ....................................................................................................
                  56,500   Maytag Corp.                                                  3,937,344
----------------------------------------------------------------------------------------------------
                                                                                         8,874,007
----------------------------------------------------------------------------------------------------
Consumer Products (1.2%)
 ....................................................................................................
                 120,100   Dial Corp. (The)                                              4,466,219
----------------------------------------------------------------------------------------------------
Cosmetics (2.2%)
 ....................................................................................................
                 164,400   Estee Lauder Cos. Class A                                     8,240,550
----------------------------------------------------------------------------------------------------
Electric Utilities (1.8%)
 ....................................................................................................
                  53,600   Calpine Corp. (NON)                                           2,894,400
 ....................................................................................................
                  51,000   Florida Progress Corp.                                        2,106,938
 ....................................................................................................
                  94,800   IPALCO Enterprises, Inc.                                      2,008,575
----------------------------------------------------------------------------------------------------
                                                                                         7,009,913
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (5.9%)
 ....................................................................................................
                 126,300   Jabil Circuit, Inc. (NON)                                     5,699,288
 ....................................................................................................
                 107,000   Solectron Corp. (NON)                                         7,135,563
 ....................................................................................................
                 146,500   Symbol Technologies, Inc.                                     5,402,188
 ....................................................................................................
                  78,700   Waters Corp. (NON)                                            4,180,938
----------------------------------------------------------------------------------------------------
                                                                                        22,417,977
----------------------------------------------------------------------------------------------------
Entertainment (1.1%)
 ....................................................................................................
                 184,800   Harrah's Entertainment, Inc. (NON)                            4,065,600
----------------------------------------------------------------------------------------------------
Environmental Control (1.1%)
 ....................................................................................................
                 164,000   Republic Services, Inc. (NON)                                 4,059,000
----------------------------------------------------------------------------------------------------
Financial Services (5.7%)
 ....................................................................................................
                  30,700   Capital One Financial Corp.                                   1,709,606
 ....................................................................................................
                 110,500   Finova Group, Inc.                                            5,815,063
 ....................................................................................................
                  61,500   Investment Technology Group, Inc.                             1,991,063
 ....................................................................................................
                  75,400   Paine Webber Group Inc.                                       3,524,950
 ....................................................................................................
                  60,900   Schwab (Charles) Corp.                                        6,691,388
 ....................................................................................................
                  78,200   TD Waterhouse Group, Inc. (NON)                               1,959,888
----------------------------------------------------------------------------------------------------
                                                                                        21,691,958
----------------------------------------------------------------------------------------------------
Food and Beverages (2.1%)
 ....................................................................................................
                 176,200   Flowers Industries, Inc.                                      3,821,338
 ....................................................................................................
                  98,400   U.S. Foodservice (NON)                                        4,194,300
----------------------------------------------------------------------------------------------------
                                                                                         8,015,638
----------------------------------------------------------------------------------------------------
Gas Pipelines (0.7%)
 ....................................................................................................
                  63,900   Coastal Corp.                                                 2,556,000
----------------------------------------------------------------------------------------------------
Health Care (2.3%)
 ....................................................................................................
                 191,000   AmeriSource Health Corp. Class A (NON)                        4,870,500
 ....................................................................................................
                 250,300   HEALTHSOUTH Corp. (NON)                                       3,738,856
----------------------------------------------------------------------------------------------------
                                                                                         8,609,356
----------------------------------------------------------------------------------------------------
Lodging (1.2%)
 ....................................................................................................
                 144,800   Starwood Hotels & Resorts
                           Worldwide, Inc.                                               4,425,450
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (2.4%)
 ....................................................................................................
                   3,600   Bergen Brunswig Corp. Class A                                    62,100
 ....................................................................................................
                  88,100   Biomet, Inc.                                                  3,501,975
 ....................................................................................................
                  68,800   VISX, Inc. (NON)                                              5,448,100
----------------------------------------------------------------------------------------------------
                                                                                         9,012,175
----------------------------------------------------------------------------------------------------
Networking (1.2%)
 ....................................................................................................
                  36,300   Exodus Communications, Inc. (NON)                             4,353,731
 ....................................................................................................
                     608   Juniper Networks, Inc. (NON)                                     90,592
----------------------------------------------------------------------------------------------------
                                                                                         4,444,323
----------------------------------------------------------------------------------------------------
Networking Equipment (1.0%)
 ....................................................................................................
                  62,100   Network Appliance, Inc. (NON)                                 3,469,838
----------------------------------------------------------------------------------------------------
Oil and Gas (2.4%)
 ....................................................................................................
                  65,600   Baker Hughes, Inc.                                            2,197,600
 ....................................................................................................
                  63,100   Burlington Resources Inc.                                     2,729,075
 ....................................................................................................
                  55,400   Cooper Cameron Corp. (NON)                                    2,053,263
 ....................................................................................................
                  53,400   Smith International, Inc. (NON)                               2,319,563
----------------------------------------------------------------------------------------------------
                                                                                         9,299,501
----------------------------------------------------------------------------------------------------
Packaging and Containers (0.9%)
 ....................................................................................................
                  51,800   Sealed Air Corp. (NON)                                        3,360,525
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (7.5%)
 ....................................................................................................
                  94,500   Alza Corp. (NON)                                              4,807,688
 ....................................................................................................
                  72,900   Biogen, Inc. (NON)                                            4,688,381
 ....................................................................................................
                 120,000   Elan Corp. PLC ADR (Ireland) (NON)                            3,330,000
 ....................................................................................................
                  88,400   IDEXX Laboratories, Inc. (NON)                                2,060,825
 ....................................................................................................
                  44,600   Immunex Corp. (NON)                                           5,683,713
 ....................................................................................................
                  30,100   PE Corp.-PE Biosystems Group                                  3,453,975
 ....................................................................................................
                 123,800   Watson Pharmaceuticals, Inc. (NON)                            4,340,738
----------------------------------------------------------------------------------------------------
                                                                                        28,365,320
----------------------------------------------------------------------------------------------------
Recreation (1.0%)
 ....................................................................................................
                  87,300   Royal Caribbean Cruises Ltd.                                  3,819,375
----------------------------------------------------------------------------------------------------
Restaurants (2.0%)
 ....................................................................................................
                 146,300   Darden Restaurants, Inc.                                      3,191,169
 ....................................................................................................
                  80,900   Tricon Global Restaurants, Inc. (NON)                         4,378,701
----------------------------------------------------------------------------------------------------
                                                                                         7,569,870
----------------------------------------------------------------------------------------------------
Retail (9.6%)
 ....................................................................................................
                  92,700   Abercrombie & Fitch Co. Class A (NON)                         4,449,600
 ....................................................................................................
                  26,100   Amazon.com, Inc. (NON)                                        3,265,763
 ....................................................................................................
                  82,400   Ann Taylor Stores Corp. (NON)                                 3,708,000
 ....................................................................................................
                  73,100   Best Buy Co., Inc. (NON)                                      4,934,250
 ....................................................................................................
                  40,600   Circuit City Stores, Inc.                                     3,775,800
 ....................................................................................................
                 209,800   Family Dollar Stores, Inc.                                    5,035,200
 ....................................................................................................
                 122,700   Linens 'N Things, Inc. (NON)                                  5,368,125
 ....................................................................................................
                 172,100   TJX Cos., Inc. (The)                                          5,733,081
----------------------------------------------------------------------------------------------------
                                                                                        36,269,819
----------------------------------------------------------------------------------------------------
Semiconductors (5.0%)
 ....................................................................................................
                 115,800   Altera Corp. (NON)                                            4,262,888
 ....................................................................................................
                  59,800   Linear Technology Corp.                                       4,021,550
 ....................................................................................................
                  75,100   LSI Logic Corp. (NON)                                         3,463,988
 ....................................................................................................
                  51,400   Maxim Integrated Products Inc. (NON)                          3,418,100
 ....................................................................................................
                  51,900   Teradyne, Inc. (NON)                                          3,723,825
----------------------------------------------------------------------------------------------------
                                                                                        18,890,351
----------------------------------------------------------------------------------------------------
Telecommunications (3.5%)
 ....................................................................................................
                  64,000   Allegiance Telecom, Inc. (NON)                                3,512,000
 ....................................................................................................
                  55,400   Frontier Corp.                                                3,268,600
 ....................................................................................................
                  28,600   Global TeleSystems Group, Inc. (NON)                          2,316,600
 ....................................................................................................
                  72,800   McLeod, Inc. Class A (NON)                                    4,004,000
----------------------------------------------------------------------------------------------------
                                                                                        13,101,200
----------------------------------------------------------------------------------------------------
Telecommunications Equipment (3.2%)
 ....................................................................................................
                  83,500   ADC Telecommunications Inc. (NON)                             3,804,469
 ....................................................................................................
                  59,000   QUALCOMM, Inc. (NON)                                          8,466,500
----------------------------------------------------------------------------------------------------
                                                                                        12,270,969
----------------------------------------------------------------------------------------------------
Textiles (3.1%)
 ....................................................................................................
                 107,320   Mohawk Industries, Inc. (NON)                                 3,259,845
 ....................................................................................................
                 192,500   Shaw Industries, Inc. (NON)                                   3,176,250
 ....................................................................................................
                 180,400   Westpoint Stevens, Inc.                                       5,378,175
----------------------------------------------------------------------------------------------------
                                                                                        11,814,270
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $302,416,600)                                        $375,481,464
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.8%) (a) (cost $14,491,000)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $14,491,000   Interest in $402,952,000 joint repurchase
                           agreement dated June 30, 1999 with
                           Merrill Lynch, Pierce, Fenner & Smith, Inc.
                           due July 1, 1999 with respect to various
                           U.S. Treasury obligations -- maturity
                           value of $14,492,892 for an effective
                           yield of 4.70%                                              $14,491,000
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $316,907,600) (b)                                    $389,972,464
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Voyager Fund

Portfolio of investments owned
June 30, 1999 (Unaudited)
COMMON STOCKS (96.6%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Advertising (2.1%)
 ....................................................................................................
                 424,303   Lamar Advertising Co. (NON)                                 $17,369,904
 ....................................................................................................
                 604,468   Omnicom Group, Inc.                                          48,357,440
 ....................................................................................................
               1,811,958   Outdoor Systems, Inc. (NON)                                  66,136,431
 ....................................................................................................
                  98,000   TMP Worldwide Inc. (NON)                                      6,223,000
----------------------------------------------------------------------------------------------------
                                                                                       138,086,775
----------------------------------------------------------------------------------------------------
Aerospace and Defense (0.2%)
 ....................................................................................................
                 360,400   Boeing Co.                                                   15,925,175
----------------------------------------------------------------------------------------------------
Apparel (0.4%)
 ....................................................................................................
                 414,100   Nike, Inc.                                                   26,217,706
----------------------------------------------------------------------------------------------------
Banks (3.9%)
 ....................................................................................................
                 280,100   Bank One Corp.                                               16,683,456
 ....................................................................................................
               1,212,325   Fifth Third Bancorp                                          80,695,383
 ....................................................................................................
               2,947,171   Firstar Corp.                                                82,520,788
 ....................................................................................................
                 479,900   Mercantile Bancorp., Inc.                                    27,414,288
 ....................................................................................................
                  79,800   Northern Trust Corp.                                          7,740,600
 ....................................................................................................
                 192,600   SunTrust Banks, Inc.                                         13,373,663
 ....................................................................................................
                 285,072   Washington Mutual, Inc.                                      10,084,422
 ....................................................................................................
                 263,200   Wells Fargo Co.                                              11,251,800
 ....................................................................................................
                 156,300   Zions Bancorp                                                 9,925,050
----------------------------------------------------------------------------------------------------
                                                                                       259,689,450
----------------------------------------------------------------------------------------------------
Broadcasting (11.3%)
 ....................................................................................................
               7,504,792   AT&T Corp. - Liberty Media, Class A                         275,801,106
 ....................................................................................................
               3,753,825   CBS Corp.                                                   163,056,773
 ....................................................................................................
               1,284,178   Chancellor Media Corp. (NON)                                 70,790,312
 ....................................................................................................
                 109,900   Citadel Communications Corp. (NON)                            3,977,006
 ....................................................................................................
               1,732,320   Clear Channel Communications, Inc. (NON)                    119,421,810
 ....................................................................................................
                 210,200   Entercom Communications Corp. (NON)                           8,986,050
 ....................................................................................................
                 258,505   Hispanic Broadcasting Corp. (NON)                            19,614,067
 ....................................................................................................
               1,433,400   Infinity Broadcasting Corp. Class A (NON)                    42,643,650
 ....................................................................................................
                 593,170   Sinclair Broadcast Group, Inc. Class A (NON)                  9,713,159
 ....................................................................................................
                 360,300   Univision Communications Inc. Class A (NON)                  23,779,800
 ....................................................................................................
                 417,183   WestWood One, Inc. (NON)                                     14,888,218
----------------------------------------------------------------------------------------------------
                                                                                       752,671,951
----------------------------------------------------------------------------------------------------
Business Equipment and Services (2.1%)
 ....................................................................................................
                 115,855   Abacus Direct Corp. (NON)                                    10,600,733
 ....................................................................................................
                 157,201   Affiliated Computer Services, Inc. Class A (NON)              7,958,301
 ....................................................................................................
               2,065,000   Cendant Corp. (NON)                                          42,332,500
 ....................................................................................................
                 579,190   Cintas Corp.                                                 38,914,328
 ....................................................................................................
               3,321,000   Rentokil Group PLC (United Kingdom)                          12,963,756
 ....................................................................................................
                 739,200   Serco Group PLC (United Kingdom) (NON)                       16,905,060
 ....................................................................................................
                 332,300   Snyder Communications, Inc. (NON)                            10,882,825
----------------------------------------------------------------------------------------------------
                                                                                       140,557,503
----------------------------------------------------------------------------------------------------
Cable Television (2.8%)
 ....................................................................................................
                 205,300   Adelphia Communications Corp.                                13,062,213
 ....................................................................................................
                  92,100   Century Communications Corp.                                  4,236,600
 ....................................................................................................
                 525,050   Comcast Corp. Class A                                        20,181,609
 ....................................................................................................
               1,529,300   MediaOne Group Inc.                                         113,741,688
 ....................................................................................................
                 819,900   USA Networks, Inc. (NON)                                     32,898,488
----------------------------------------------------------------------------------------------------
                                                                                       184,120,598
----------------------------------------------------------------------------------------------------
Chemicals (1.0%)
 ....................................................................................................
                 286,100   Avery Dennison Corp.                                         17,273,288
 ....................................................................................................
                 302,600   du Pont (E.I.) de Nemours & Co., Ltd.                        20,671,363
 ....................................................................................................
                 451,360   Hoechst AG (Germany) (NON)                                   20,498,311
 ....................................................................................................
                 101,045   Rohm & Haas Co.                                               4,332,288
 ....................................................................................................
                 108,900   Union Carbide Corp.                                           5,308,875
----------------------------------------------------------------------------------------------------
                                                                                        68,084,125
----------------------------------------------------------------------------------------------------
Computer Equipment (0.4%)
 ....................................................................................................
                 240,000   Comdisco, Inc.                                                6,150,000
 ....................................................................................................
                 336,200   EMC Corp.                                                    18,491,000
----------------------------------------------------------------------------------------------------
                                                                                        24,641,000
----------------------------------------------------------------------------------------------------
Computer Services (3.5%)
 ....................................................................................................
                 646,891   Capita Group PLC (United Kingdom)                             6,682,811
 ....................................................................................................
                  54,000   CMG Information Services, Inc.                                6,159,375
 ....................................................................................................
                 257,400   Comverse Technology, Inc. (NON)                              19,433,700
 ....................................................................................................
                 254,450   Covad Communications Group 144A (NON)                        13,565,366
 ....................................................................................................
                  65,700   Critical Path, Inc. (NON)                                     3,634,031
 ....................................................................................................
                 260,000   E*Trade Group, Inc. (NON)                                    10,383,750
 ....................................................................................................
                  50,300   eBay Inc. (NON)                                               7,614,163
 ....................................................................................................
                 487,100   Electronic Data Systems Corp.                                27,551,594
 ....................................................................................................
                 355,300   Galileo International, Inc.                                  18,986,344
 ....................................................................................................
                 543,800   IBM Corp.                                                    70,286,150
 ....................................................................................................
                  99,960   IDT Corp. (NON)                                               2,224,110
 ....................................................................................................
                 525,965   Misys PLC (United Kingdom) (NON)                              4,504,467
 ....................................................................................................
                 111,600   RealNetworks, Inc. (NON)                                      7,686,450
 ....................................................................................................
                 212,800   USWeb Corp. (NON)                                             4,721,500
 ....................................................................................................
                  83,478   Verio Inc. (NON)                                              5,801,721
 ....................................................................................................
                 161,600   VeriSign, Inc. (NON)                                         13,938,000
 ....................................................................................................
                 337,300   Whittman-Hart, Inc. (NON)                                    10,709,275
----------------------------------------------------------------------------------------------------
                                                                                       233,882,807
----------------------------------------------------------------------------------------------------
Computer Software (7.1%)
 ....................................................................................................
                 259,100   Beyond.com Corp. (NON)                                        7,432,931
 ....................................................................................................
                 145,300   BMC Software, Inc. (NON)                                      7,846,200
 ....................................................................................................
                  86,000   BroadVision, Inc. (NON)                                       6,342,500
 ....................................................................................................
               1,108,600   Computer Associates International, Inc.                      60,973,000
 ....................................................................................................
                 291,350   Dell Computer Corp. (NON)                                    10,779,950
 ....................................................................................................
                 739,277   Electronic Arts, Inc. (NON)                                  40,105,777
 ....................................................................................................
                 318,010   I2 Technologies, Inc. (NON)                                  13,674,430
 ....................................................................................................
                 142,200   Infoseek Corp. (NON)                                          6,816,713
 ....................................................................................................
                 292,818   Intuit, Inc. (NON)                                           26,390,222
 ....................................................................................................
                 121,400   ISS Group, Inc. (NON)                                         4,582,850
 ....................................................................................................
                  37,262   Lycos, Inc. (NON)                                             3,423,446
 ....................................................................................................
                 118,000   Macromedia, Inc. (NON)                                        4,159,500
 ....................................................................................................
               1,087,900   Microsoft Corp. (NON)                                        98,114,981
 ....................................................................................................
               1,221,325   Oracle Corp. (NON)                                           45,341,691
 ....................................................................................................
               3,589,643   Parametric Technology Corp. (NON)                            49,806,297
 ....................................................................................................
                 290,000   Rational Software Corp. (NON)                                 9,551,875
 ....................................................................................................
                 173,000   Research in Motion Ltd. (Canada) (NON)                        3,503,250
 ....................................................................................................
                  47,400   SAP AG (Germany)                                             16,083,578
 ....................................................................................................
                 120,800   Security First Technologies Corp. (NON)                       5,451,100
 ....................................................................................................
                  55,700   Softbank Corp. (Japan)                                       11,287,367
 ....................................................................................................
                 478,162   Synopsys, Inc. (NON)                                         26,388,565
 ....................................................................................................
                 162,400   VERITAS Software Corp. (NON)                                 15,417,850
----------------------------------------------------------------------------------------------------
                                                                                       473,474,073
----------------------------------------------------------------------------------------------------
Conglomerates (2.5%)
 ....................................................................................................
                 261,300   Corning Inc.                                                 18,323,663
 ....................................................................................................
               1,362,000   Tyco International Ltd.                                     129,049,500
 ....................................................................................................
                 221,900   United Technologies Corp.                                    15,907,456
----------------------------------------------------------------------------------------------------
                                                                                       163,280,619
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.4%)
 ....................................................................................................
                 150,000   Bausch & Lomb, Inc.                                          11,475,000
 ....................................................................................................
                 888,300   Luxottica Group S.P.A. ADR (Italy)                           13,824,169
----------------------------------------------------------------------------------------------------
                                                                                        25,299,169
----------------------------------------------------------------------------------------------------
Consumer Services (0.6%)
 ....................................................................................................
                 132,900   At Home Corp. (NON)                                           7,168,294
 ....................................................................................................
                 392,150   Interpublic Group Cos. Inc.                                  33,969,994
----------------------------------------------------------------------------------------------------
                                                                                        41,138,288
----------------------------------------------------------------------------------------------------
Cosmetics (--%)
 ....................................................................................................
                  53,702   ThermoLase Corp. (NON)                                           70,484
----------------------------------------------------------------------------------------------------
Education (--%)
 ....................................................................................................
                 107,800   ITT Educational Services, Inc. (NON)                          2,809,538
----------------------------------------------------------------------------------------------------
Electric Utilities (0.2%)
 ....................................................................................................
                 131,700   CalEnergy Co., Inc. (NON)                                     4,560,113
 ....................................................................................................
                 115,000   Montana Power Co.                                             8,107,500
----------------------------------------------------------------------------------------------------
                                                                                        12,667,613
----------------------------------------------------------------------------------------------------
Electronic Components (0.9%)
 ....................................................................................................
                 280,000   ASM Lithography Holding N.V.
                           (Netherlands) (NON)                                          16,625,000
 ....................................................................................................
                  78,000   Broadcom Corp. (NON)                                         11,275,875
 ....................................................................................................
                 220,000   Celestica Inc. (Canada) (NON)                                 9,528,750
 ....................................................................................................
                 128,300   Rockwell International Corp.                                  7,794,225
 ....................................................................................................
                 321,578   Waters Corp. (NON)                                           17,083,831
----------------------------------------------------------------------------------------------------
                                                                                        62,307,681
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (5.8%)
 ....................................................................................................
                 712,400   Applied Materials, Inc. (NON)                                52,628,550
 ....................................................................................................
                 145,000   Flextronics International Ltd. (NON)                          8,047,500
 ....................................................................................................
                 296,300   Hewlett-Packard Co. (NON)                                    29,778,150
 ....................................................................................................
                  94,500   Honeywell, Inc. (NON)                                        10,950,188
 ....................................................................................................
                 359,400   Jabil Circuit, Inc. (NON)                                    16,217,925
 ....................................................................................................
                 350,562   Lernout & Hauspie Speech Products
                           N.V. (Belgium) (NON)                                         12,423,041
 ....................................................................................................
               1,204,850   Motorola, Inc.                                              114,159,538
 ....................................................................................................
                 285,566   Sanmina Corp. (NON)                                          21,667,320
 ....................................................................................................
                 215,398   Sipex Corp. (NON)                                             4,415,659
 ....................................................................................................
                 350,740   Solectron Corp. (NON)                                        23,389,974
 ....................................................................................................
                 351,000   Sony Corp. (Japan) (NON)                                     37,871,434
 ....................................................................................................
                 226,800   Tandy Corp. (NON)                                            11,084,850
 ....................................................................................................
                 245,240   Teradyne, Inc. (NON)                                         17,595,970
 ....................................................................................................
                 466,200   Thermo Instrument Systems, Inc. (NON)                         7,867,125
 ....................................................................................................
                  89,035   Uniphase Corp. (NON)                                         14,779,810
----------------------------------------------------------------------------------------------------
                                                                                       382,877,034
----------------------------------------------------------------------------------------------------
Energy-Related (0.2%)
 ....................................................................................................
                 564,300   Thermo Electron Corp. (NON)                                  11,321,269
----------------------------------------------------------------------------------------------------
Entertainment (0.9%)
 ....................................................................................................
                 354,000   Harrah's Entertainment, Inc. (NON)                            7,788,000
 ....................................................................................................
                 262,000   SFX Entertainment, Inc. Class A (NON)                        16,768,000
 ....................................................................................................
                 233,600   Time Warner, Inc.                                            17,169,600
 ....................................................................................................
                 382,100   Viacom, Inc. Class B (NON)                                   16,812,400
----------------------------------------------------------------------------------------------------
                                                                                        58,538,000
----------------------------------------------------------------------------------------------------
Environmental Control (0.2%)
 ....................................................................................................
                 265,700   Waste Management, Inc. (NON)                                 14,281,375
----------------------------------------------------------------------------------------------------
Financial Services (5.7%)
 ....................................................................................................
                 316,206   American Express Co.                                         41,146,306
 ....................................................................................................
                 246,100   Charter One Financial, Inc.                                   6,844,656
 ....................................................................................................
               1,274,250   Citigroup, Inc.                                              60,526,875
 ....................................................................................................
                 867,849   Concord EFS, Inc. (NON)                                      36,720,861
 ....................................................................................................
                  82,000   Donaldson, Lufkin & Jenrette, Inc.                            4,940,500
 ....................................................................................................
                 563,050   Fannie Mae                                                   38,498,544
 ....................................................................................................
                 461,036   Federal Home Loan Mortgage Corp.                             26,740,088
 ....................................................................................................
                 208,300   Franklin Resources, Inc.                                      8,462,188
 ....................................................................................................
                  17,100   Goldman Sachs Group, Inc. (The) (NON)                         1,235,475
 ....................................................................................................
                  40,800   Investment Technology Group, Inc.                             1,320,900
 ....................................................................................................
                 538,100   MBNA Corp.                                                   16,479,313
 ....................................................................................................
                 167,500   Morgan Stanley, Dean Witter,
                           Discover and Co.                                             17,168,750
 ....................................................................................................
                 179,800   National Commerce Bancorporation                              3,933,125
 ....................................................................................................
                 247,200   Providian Financial Corp.                                    23,113,200
 ....................................................................................................
                 478,195   Schwab (Charles) Corp.                                       52,541,676
 ....................................................................................................
                 110,200   TD Waterhouse Group, Inc. (NON)                               2,761,888
 ....................................................................................................
                 774,336   TCF Financial Corp.                                          21,584,616
 ....................................................................................................
                 240,500   The Equitable Cos., Inc.                                     16,113,500
----------------------------------------------------------------------------------------------------
                                                                                       380,132,461
----------------------------------------------------------------------------------------------------
Food and Beverages (0.4%)
 ....................................................................................................
                 271,100   Coca-Cola Co.                                                16,943,750
 ....................................................................................................
                 236,900   Coca-Cola Enterprises, Inc.                                   7,047,775
----------------------------------------------------------------------------------------------------
                                                                                        23,991,525
----------------------------------------------------------------------------------------------------
Health Care Information Services (0.1%)
 ....................................................................................................
                  80,000   Eclipsys Corp. (NON)                                          1,915,000
 ....................................................................................................
                 150,600   Medquist, Inc. (NON)                                          6,588,750
----------------------------------------------------------------------------------------------------
                                                                                         8,503,750
----------------------------------------------------------------------------------------------------
Health Care Services (0.9%)
 ....................................................................................................
                 137,471   CareMatrix Corp. (NON)                                        1,709,796
 ....................................................................................................
                  33,800   Healtheon Corp. (NON)                                         2,602,600
 ....................................................................................................
                 314,400   Lincare Holdings, Inc. (NON)                                  7,860,000
 ....................................................................................................
                 145,000   Sunrise Assisted Living, Inc. (NON)                           5,056,875
 ....................................................................................................
                  29,300   TLC The Laser Center Inc. (Canada) (NON)                      1,406,400
 ....................................................................................................
                 669,100   United Healthcare Corp.                                      41,902,388
----------------------------------------------------------------------------------------------------
                                                                                        60,538,059
----------------------------------------------------------------------------------------------------
Hospital Management (0.3%)
 ....................................................................................................
               1,522,619   Health Management Assoc., Inc. (NON)                         17,129,464
----------------------------------------------------------------------------------------------------
Insurance (2.2%)
 ....................................................................................................
                 901,550   AFLAC Inc.                                                   43,161,706
 ....................................................................................................
                 404,900   American General Corp.                                       30,519,338
 ....................................................................................................
                 262,200   American International Group, Inc.                           30,693,788
 ....................................................................................................
                 193,600   CIGNA Corp.                                                  17,230,400
 ....................................................................................................
                 190,900   Progressive Corp. (The)                                      27,680,500
----------------------------------------------------------------------------------------------------
                                                                                       149,285,732
----------------------------------------------------------------------------------------------------
Lodging (0.2%)
 ....................................................................................................
                 769,438   Extended Stay America, Inc. (NON)                             9,233,256
 ....................................................................................................
                 200,400   Starwood Hotels & Resorts
                           Worldwide, Inc.                                               6,124,725
----------------------------------------------------------------------------------------------------
                                                                                        15,357,981
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (1.8%)
 ....................................................................................................
                 199,700   Baxter International, Inc.                                   12,106,813
 ....................................................................................................
                   8,200   Bergen Brunswig Corp. Class A                                   141,450
 ....................................................................................................
                 255,000   Biomet, Inc.                                                 10,136,250
 ....................................................................................................
                 162,835   LifeCore Biomedical, Inc. (NON)                               1,872,603
 ....................................................................................................
                 690,380   Medtronic, Inc.                                              53,763,343
 ....................................................................................................
                 262,969   Stryker Corp.                                                15,811,011
 ....................................................................................................
                 771,988   Sybron International Corp. (NON)                             21,277,919
 ....................................................................................................
                 501,032   Thermo Cardiosystems, Inc. (NON)                              5,448,723
----------------------------------------------------------------------------------------------------
                                                                                       120,558,112
----------------------------------------------------------------------------------------------------
Networking (0.4%)
 ....................................................................................................
                 200,275   CIENA Corp. (NON)                                             6,045,802
 ....................................................................................................
                 287,840   Entrust Technologies Inc. (NON)                               9,570,680
 ....................................................................................................
                  58,700   Exodus Communications, Inc. (NON)                             7,040,331
 ....................................................................................................
                  30,700   International Network Services (NON)                          1,239,513
 ....................................................................................................
                   3,243   Juniper Networks, Inc. (NON)                                    483,207
 ....................................................................................................
                  15,500   NorthPoint Communications
                           Group, Inc. (NON)                                               565,750
----------------------------------------------------------------------------------------------------
                                                                                        24,945,283
----------------------------------------------------------------------------------------------------
Networking Equipment (1.6%)
 ....................................................................................................
               1,328,300   Cisco Systems, Inc. (NON)                                    85,592,331
 ....................................................................................................
                 179,776   E-Tek Dynamics, Inc. (NON)                                    8,550,596
 ....................................................................................................
                 204,300   Network Appliance, Inc. (NON)                                11,415,263
----------------------------------------------------------------------------------------------------
                                                                                       105,558,190
----------------------------------------------------------------------------------------------------
Oil and Gas (2.7%)
 ....................................................................................................
                 343,600   Chevron, Inc.                                                32,706,425
 ....................................................................................................
                 956,300   Conoco, Inc.                                                 26,656,863
 ....................................................................................................
                 451,400   Halliburton Co.                                              20,425,850
 ....................................................................................................
                 373,600   Mobil Corp.                                                  36,986,400
 ....................................................................................................
                 178,600   Schlumberger Ltd.                                            11,374,588
 ....................................................................................................
                 323,200   Unocal Corp.                                                 12,806,800
 ....................................................................................................
                 908,200   Williams Cos., Inc.                                          38,655,263
----------------------------------------------------------------------------------------------------
                                                                                       179,612,189
----------------------------------------------------------------------------------------------------
Packaging and Containers (0.3%)
 ....................................................................................................
                 354,500   Sealed Air Corp. (NON)                                       22,998,188
----------------------------------------------------------------------------------------------------
Paper and Forest Products (0.3%)
 ....................................................................................................
                 191,800   Westvaco Corp.                                                5,562,200
 ....................................................................................................
                 383,600   Willamette Industries, Inc.                                  17,669,575
----------------------------------------------------------------------------------------------------
                                                                                        23,231,775
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (3.3%)
 ....................................................................................................
                 765,700   American Home Products Corp.                                 44,027,750
 ....................................................................................................
               1,162,778   Elan Corp. PLC ADR (Ireland) (NON)                           32,267,090
 ....................................................................................................
                 176,400   Forest Laboratories, Inc. (NON)                               8,158,500
 ....................................................................................................
                 556,600   Merck & Co., Inc.                                            41,188,400
 ....................................................................................................
                 861,659   Pharmacia & Upjohn, Inc.                                     48,953,002
 ....................................................................................................
                 112,500   QLT PhotoTherapeutics Inc. (Canada) (NON)                     6,187,500
 ....................................................................................................
                 246,740   Sepracor, Inc. (NON)                                         20,047,625
 ....................................................................................................
                  70,000   Transkaryotic Therapies, Inc. (Malaysia) (NON)                2,310,000
 ....................................................................................................
                 314,208   Vertex Pharmaceuticals, Inc. (NON)                            7,580,268
 ....................................................................................................
                 172,000   Warner-Lambert Co.                                           11,932,500
----------------------------------------------------------------------------------------------------
                                                                                       222,652,635
----------------------------------------------------------------------------------------------------
Publishing (0.5%)
 ....................................................................................................
                  58,300   McGraw-Hill, Inc.                                             3,144,556
 ....................................................................................................
                 752,531   Wolters Kluwer N.V. (Netherlands)                            30,049,842
----------------------------------------------------------------------------------------------------
                                                                                        33,194,398
----------------------------------------------------------------------------------------------------
Railroads (--%)
 ....................................................................................................
                  22,000   Burlington Northern Santa Fe Corp.                              682,000
----------------------------------------------------------------------------------------------------
Recreation (--%)
 ....................................................................................................
                  60,300   International Speedway Corp. Class A                          2,864,250
----------------------------------------------------------------------------------------------------
Restaurants (1.2%)
 ....................................................................................................
               2,449,756   J.D. Wetherspoon PLC
                           (United Kingdom) (NON)                                       11,398,078
 ....................................................................................................
                 253,524   PizzaExpress PLC (United Kingdom)                             3,638,708
 ....................................................................................................
               1,251,100   Starbucks Corp. (NON)                                        46,994,444
 ....................................................................................................
                 371,400   Tricon Global Restaurants, Inc. (NON)                        20,102,025
----------------------------------------------------------------------------------------------------
                                                                                        82,133,255
----------------------------------------------------------------------------------------------------
Retail (9.8%)
 ....................................................................................................
                  70,600   Ames Department Stores, Inc. (NON)                            3,221,125
 ....................................................................................................
                 658,124   Bed Bath & Beyond, Inc. (NON)                                25,337,774
 ....................................................................................................
                 589,751   Consolidated Stores Corp. (NON)                              15,923,277
 ....................................................................................................
               1,558,200   Costco Companies, Inc. (NON)                                124,753,388
 ....................................................................................................
                 680,656   CVS Corp.                                                    34,543,292
 ....................................................................................................
                 978,457   Dollar Tree Stores, Inc. (NON)                               43,052,108
 ....................................................................................................
                 205,200   Federated Department Stores, Inc. (NON)                      10,862,775
 ....................................................................................................
               1,155,400   Home Depot, Inc. (The)                                       74,451,088
 ....................................................................................................
               1,538,084   Kohls Corp. (NON)                                           118,720,859
 ....................................................................................................
                 285,900   Lowe's Cos., Inc.                                            16,206,956
 ....................................................................................................
                 488,448   Michaels Stores, Inc. (NON)                                  14,958,720
 ....................................................................................................
               1,246,600   Rite Aid Corp.                                               30,697,525
 ....................................................................................................
               1,576,000   TJX Cos., Inc. (The)                                         52,500,500
 ....................................................................................................
                 490,500   Toys R Us (NON)                                              10,147,219
 ....................................................................................................
                 743,300   Wal-Mart Stores, Inc.                                        35,864,225
 ....................................................................................................
               1,093,300   Walgreen Co.                                                 32,115,688
 ....................................................................................................
                 367,338   Williams-Sonoma, Inc. (NON)                                  12,787,954
----------------------------------------------------------------------------------------------------
                                                                                       656,144,473
----------------------------------------------------------------------------------------------------
Semiconductors (5.2%)
 ....................................................................................................
                 280,001   Analog Devices, Inc. (NON)                                   14,052,550
 ....................................................................................................
                 196,400   Intel Corp.                                                  11,685,800
 ....................................................................................................
                 253,800   KLA Tencor Corp. (NON)                                       16,465,275
 ....................................................................................................
               1,821,676   Linear Technology Corp.                                     122,507,711
 ....................................................................................................
               1,374,698   Maxim Integrated Products Inc. (NON)                         91,417,417
 ....................................................................................................
                  91,645   Novellus Systems, Inc. (NON)                                  6,254,771
 ....................................................................................................
                 314,000   PMC - Sierra, Inc. (NON)                                     18,506,375
 ....................................................................................................
                  42,860   SDL, Inc. (NON)                                               2,188,539
 ....................................................................................................
                 263,100   Texas Instruments, Inc.                                      38,149,500
 ....................................................................................................
                 404,000   Xilinx, Inc. (NON)                                           23,129,000
----------------------------------------------------------------------------------------------------
                                                                                       344,356,938
----------------------------------------------------------------------------------------------------
Telecommunications (11.7%)
 ....................................................................................................
                 756,950   ADC Telecommunications, Inc. (NON)                           34,488,534
 ....................................................................................................
                 252,300   Allegiance Telecom, Inc. (NON)                               13,844,963
 ....................................................................................................
                 355,400   Amdocs Ltd. (NON)                                             8,085,350
 ....................................................................................................
                  39,000   Copper Mountain Networks, Inc. (NON)                          3,012,750
 ....................................................................................................
                 190,000   Frontier Corp.                                               11,210,000
 ....................................................................................................
                 361,500   General Instrument Corp. (NON)                               15,363,750
 ....................................................................................................
                 199,149   Global Crossing Ltd. (NON)                                    8,488,726
 ....................................................................................................
                 535,750   Global TeleSystems Group, Inc. (NON)                         43,395,750
 ....................................................................................................
                 359,334   Intermedia Communications, Inc. (NON)                        10,780,020
 ....................................................................................................
               1,319,538   Lucent Technologies, Inc.                                    88,986,310
 ....................................................................................................
                 458,200   McLeod, Inc. Class A (NON)                                   25,201,000
 ....................................................................................................
                 633,600   MCI WorldCom, Inc. (NON)                                     54,529,200
 ....................................................................................................
               1,527,024   Metromedia Fiber Network, Inc.
                           Class A (NON)                                                54,877,425
 ....................................................................................................
                 414,002   NEXTLINK Communications, Inc.
                           Class A (NON)                                                30,791,399
 ....................................................................................................
                 285,850   NTL Inc. (NON)                                               24,636,697
 ....................................................................................................
               1,760,450   Orange PLC ADR (United Kingdom)                              25,822,210
 ....................................................................................................
                 450,450   Oy Nokia AB Class A, (Finland)                               39,609,195
 ....................................................................................................
                 385,200   QUALCOMM, Inc.                                               55,276,200
 ....................................................................................................
                 615,560   Qwest Communications
                           International, Inc. (NON)                                    20,351,953
 ....................................................................................................
                 132,900   RSL Communications, Ltd. Class A (NON)                        2,566,631
 ....................................................................................................
                 592,000   SBC Communications, Inc.                                     34,336,000
 ....................................................................................................
               1,736,200   Sprint Corp.                                                 91,693,063
 ....................................................................................................
                 680,000   Sprint PCS (NON)                                             38,845,000
 ....................................................................................................
                 979,450   Telefonaktiebolaget LM Ericsson
                           Class B, (Sweden)                                            31,563,402
 ....................................................................................................
                 292,000   WinStar Communications. Inc. (NON)                           14,235,000
----------------------------------------------------------------------------------------------------
                                                                                       781,990,528
----------------------------------------------------------------------------------------------------
Transportation (0.4%)
 ....................................................................................................
                 549,200   FDX Corp. (NON)                                              29,794,100
----------------------------------------------------------------------------------------------------
Wireless Communications (1.1%)
 ....................................................................................................
               1,208,900   American Tower Corp. Class A                                 29,013,600
 ....................................................................................................
                 148,450   RF Micro Devices, Inc. (NON)                                 11,078,066
 ....................................................................................................
                 164,750   Vodafone AirTouch PLC
                           (United Kingdom)                                             32,455,750
----------------------------------------------------------------------------------------------------
                                                                                        72,547,416
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $4,475,740,759)                                    $6,450,144,935
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.0%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $25,000,000   Federal Home Loan Mortgage Corp.,
                           effective yield of 4.905%,
                           September 10, 1999                                          $24,758,150
 ....................................................................................................
              30,000,000   Federal Home Loan Mortgage Corp.,
                           effective yield of 4.77%, July 14, 1999                      29,947,892
 ....................................................................................................
              30,000,000   Federal National Mortgage Corp.,
                           effective yield of 4.79%, August 13, 1999                    29,828,358
 ....................................................................................................
              20,000,000   Metlife Funding Corp., effective
                           yield of 4.95%, July 14, 1999                                19,964,250
 ....................................................................................................
              25,000,000   Sheffield Receivable Corp., effective
                           yield of 5.05%, July 20, 1999                                24,933,236
 ....................................................................................................
              25,000,000   Sheffield Receivable Corp., effective
                           yield of 5.05%, July 16, 1999                                24,947,396
 ....................................................................................................
              23,000,000   Sigma Finance Inc., effective yield
                           of 4.82%, July 15, 1999                                      22,956,888
 ....................................................................................................
              92,935,000   Interest in $402,952,000 joint repurchase
                           agreement dated June 30, 1999 with
                           Merrill Lynch, Pierce, Fenner & Smith, Inc.
                           due July 1, 1999 with respect to various
                           U.S. Treasury obligations -- maturity
                           value of $92,947,133 for an effective
                           yield of 4.70%                                               92,935,000
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $270,271,170)                                        $270,271,170
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $4,746,011,929) (b)                                $6,720,416,105
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 1999 (Unaudited)
----------------------------------------------------------------------------------------------------
                           Market           Aggregate               Delivery             Unrealized
                            Value          Face Value                   Date           Appreciation
 ....................................................................................................
Japanese Yen           $3,745,714          $3,818,779                9/16/99                $73,065
----------------------------------------------------------------------------------------------------
See page 124 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Notes to the Portfolios
June 30, 1999 (Unaudited)

  (a) Percentages indicated are based on net assets.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(POR) A portion of the income will be received in additional securities.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities by fund did not exceed 1% of eanch fund's net assets

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts on Putnam VT Diversified Fund, Putnam VT Global Asset Allocation
      Fund and Putnam VT Income Fund at June 30, 1999.

(CUS) This entity provides subcustodian services to the fund.

(ITT) ITT Hartford, through its subsidiaries, offers variable annuity products which invest in the funds.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the
      Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR, ADS, or GDR after the name of a foreign holding stands for American Depositary Receipts, American
      Depositary Shares, or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit on with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at June 30, 1999, which are subject to change based on the terms of the security.

  (b) On June 30, 1999, the composition of unrealized appreciation and (depreciation) of investment securities based on the aggregate cost of investments on a tax basis was as follows:

                                                                                                           Federal Tax
                                                    Appreciation     Depreciation           Net                Cost
                                                    ------------     ------------      ------------        ------------
Putnam VT Asia Pacific Growth Fund                   $28,537,940         $969,203       $27,568,737        $101,757,294
Putnam VT Diversified Income Fund                      9,076,764       46,728,300       (37,651,536)        683,405,128
Putnam VT The George Putnam Fund                      15,444,326        6,173,531         9,270,795         225,776,634
Putnam VT Global Asset Allocation Fund               153,599,795       27,416,700       126,183,095         865,686,837
Putnam VT Global Growth Fund                         379,009,912       48,569,183       330,440,729       1,758,532,125
Putnam VT Growth & Income Fund                     2,495,774,788      258,515,124     2,237,259,664       8,616,945,977
Putnam VT Health Sciences Fund                        21,650,252        7,471,181        14,179,071         184,067,755
Putnam VT High Yield Fund                             30,244,237      104,037,582       (73,793,345)      1,086,500,203
Putnam VT Income Fund                                  5,270,002       35,598,513       (30,328,511)      1,062,530,943
Putnam VT International Growth Fund                   64,074,829       10,910,532        53,164,297         345,028,340
Putnam VT International Growth and Income Fund        40,796,368       12,208,368        28,588,000         319,126,392
Putnam VT International New Opportunities Fund        37,243,392        2,451,208        34,792,184         120,581,165
Putnam VT Investors Fund                              90,467,083        6,631,062        83,836,021         484,607,998
Putnam VT Money Market Fund                                   --               --                --                  --
Putnam VT New Opportunities Fund                   1,358,248,527       96,029,729     1,262,218,798       2,874,509,677
Putnam VT New Value Fund                              41,861,614        8,730,249        33,131,365         269,161,786
Putnam VT OTC & Emerging Growth Fund                  14,312,640        1,723,434        12,589,206          41,329,645
Putnam VT Research Fund                                6,426,266        1,968,777         4,457,489          74,424,870
Putnam VT Small Cap Value Fund                           388,766          112,514           276,252           4,799,867
Putnam VT Utilities Growth and Income Fund           288,925,094       26,738,817       262,186,277         787,525,980
Putnam VT Vista Fund                                  81,022,231        8,975,354        72,046,877         317,925,587
Putnam VT Voyager Fund                             2,106,409,122      150,707,650     1,955,701,472       4,764,714,633



PUTNAM VARIABLE TRUST
Statement of assets and liabilities
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1999 (Unaudited)
                                                                                  Putnam VT           Putnam VT           Putnam VT
                                                                               Asia Pacific         Diversified   The George Putnam
                                                                                Growth Fund         Income Fund      Fund of Boston
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1).......................            $129,326,031        $637,128,592        $225,966,429
Repurchase agreements, at value....................................                      --           8,625,000           9,081,000
Cash...............................................................                 266,961           2,806,149           1,194,073
Foreign currency, at value.........................................                      --                  --                  --
Dividends, interest, and other receivables.........................                 223,732          10,645,561           1,226,793
Receivable for shares of the fund sold.............................               4,259,810             281,811           1,177,899
Receivable for securities sold.....................................               6,728,596           2,312,998           2,155,021
Receivable for variation margin....................................                      --                  --                  --
Receivable for open forward currency contracts.....................                      --           1,499,342                  --
Receivable for closed forward currency contracts...................                      --             139,910                  --
Receivable for swap contracts (Note 1).............................                      --                  --                  --
Foreign tax reclaim................................................                   1,896                  --                  --
 ...................................................................................................................................
Total assets.......................................................             140,807,026         663,439,363         240,801,215
 ...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)...................................                 150,659              52,900                  --
Payable for variation margin.......................................                      --               7,000                  --
Payable for securities purchased...................................                 468,089           1,491,804           2,278,257
Payable for shares of the fund repurchased.........................                      68                  --                  --
Payable for compensation of Manager (Note 2).......................                 235,837           1,120,637             332,558
Payable for investor servicing and custodian fees (Note 2).........                  49,486              61,715              38,311
Payable for compensation of Trustees (Note 2)......................                  11,629                  --               1,188
Payable for administrative services (Note 2).......................                   1,246               2,734               1,653
Payable for distribution fees (Note 2).............................                      72                 655                 931
Payable for open forward currency contracts........................                      --             972,358                  --
Payable for closed forward currency contracts......................                 113,485               2,877                  --
TBA sale commitments, at value.....................................                      --                  --                  --
Other accrued expenses.............................................                  16,858              32,830              26,888
 ...................................................................................................................................
Total liabilities..................................................               1,047,429           3,745,510           2,679,786
 ...................................................................................................................................
Net Assets.........................................................            $139,759,597        $659,693,853        $238,121,429
 ...................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5).................................            $134,766,499        $706,302,113        $223,210,964

Undistributed net investment income (loss) (Note 1)................                 266,308          24,950,038           2,412,988
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1).......................             (23,893,130)        (35,734,080)          2,937,879
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies...............................................              28,619,920         (35,824,218)          9,559,598
 ...................................................................................................................................
Total--Representing net assets applicable to
  capital shares outstanding.......................................            $139,759,597        $659,693,853        $238,121,429
 ...................................................................................................................................
Computation of net asset value  Class IA
Net Assets.........................................................            $137,959,109        $653,579,828        $228,484,773
Number of shares outstanding.......................................              12,654,435          66,860,630          20,996,641
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...........................................            $      10.90        $       9.78        $      10.88
 ...................................................................................................................................
Computation of net asset value  Class IB
Net Assets.........................................................            $  1,800,488        $  6,114,025        $  9,636,656
Number of shares outstanding.......................................                 165,495             626,630             885,726
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...........................................                  $10.88               $9.76              $10.88
 ...................................................................................................................................
Cost of investments, including repurchase agreement (Note 1).......            $100,665,935        $682,358,298        $225,487,831
TBA sale commitments proceeds receivable...........................                      --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------


Statement of assets and liabilities (continued)
----------------------------------------------------------------------------------------------------------------
June 30, 1999 (Unaudited)
                                                                                  Putnam VT           Putnam VT
                                                                               Global Asset       Global Growth
                                                                            Allocation Fund                Fund
----------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1).......................          $  952,188,932      $2,063,080,854
Repurchase agreements, at value....................................              39,681,000          25,892,000
Cash...............................................................               1,902,602             784,858
Foreign currency, at value.........................................               6,245,262              87,690
Dividends, interest, and other receivables.........................               5,809,579           1,608,188
Receivable for shares of the fund sold.............................                     325          15,070,569
Receivable for securities sold.....................................              34,429,035          57,634,438
Receivable for variation margin....................................                      --                  --
Receivable for open forward currency contracts.....................               1,564,721             621,887
Receivable for closed forward currency contracts...................                 351,134                  --
Receivable for swap contracts (Note 1).............................                      --                  --
Foreign tax reclaim................................................                  86,135           1,961,437
 ...............................................................................................................
Total assets.......................................................           1,042,258,725       2,166,741,921
 ...............................................................................................................
Liabilities
Payable to subcustodian (Note 2)...................................                      --                  --
Payable for variation margin.......................................               1,767,422                  --
Payable for securities purchased...................................              34,937,655          53,894,226
Payable for shares of the fund repurchased.........................                 542,749          13,699,842
Payable for compensation of Manager (Note 2).......................               1,629,178           3,026,211
Payable for investor servicing and custodian fees (Note 2).........                 109,155             294,187
Payable for compensation of Trustees (Note 2)......................                  24,836              31,844
Payable for administrative services (Note 2).......................                   4,648               5,187
Payable for distribution fees (Note 2).............................                     278                 473
Payable for open forward currency contracts........................               1,957,616                  --
Payable for closed forward currency contracts......................                      --                  --
TBA sale commitments, at value.....................................                 945,378                  --
Other accrued expenses.............................................                  33,639              43,272
 ...............................................................................................................
Total liabilities..................................................              41,952,554          70,995,242
 ...............................................................................................................
Net assets.........................................................          $1,000,306,171      $2,095,746,679
 ...............................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5).................................          $  804,091,516      $1,549,981,042
Undistributed net investment income (loss) (Note 1)................               8,817,563             574,610
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1).......................              66,146,033         205,971,504
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies...............................................             121,251,059         339,219,523
Total--Representing net assets applicable to
  capital shares outstanding.......................................          $1,000,306,171      $2,095,746,679
 ...............................................................................................................
Computation of net asset value  Class IA
Net Assets.........................................................          $  997,866,840      $2,090,394,624
Number of shares outstanding.......................................              54,854,922         104,906,766
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...........................................          $        18.19      $        19.93
 ...............................................................................................................
Computation of net asset value  Class IB
Net Assets.........................................................          $    2,439,331      $    5,352,055
Number of shares outstanding.......................................                 134,097             268,922
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...........................................                  $18.19              $19.90
 ...............................................................................................................
Cost of investments, including repurchase agreement (Note 1).......          $  863,035,207      $1,750,321,833
TBA sale commitments proceeds receivable...........................                 945,369                  --
----------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1999 (Unaudited)
                                                                                  Putnam VT           Putnam VT           Putnam VT
                                                                                     Growth     Health Sciences          High Yield
                                                                            and Income Fund                Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1).......................         $10,815,553,641        $192,458,826      $1,001,709,858
Repurchase agreements, at value....................................              38,652,000           5,788,000          10,997,000
Cash...............................................................                      --              19,381           5,098,956
Foreign currency, at value.........................................                      --                  --                  --
Dividends, interest, and other receivables.........................              18,141,406             104,384          19,226,630
Receivable for shares of the fund sold.............................                 930,858           1,095,098           6,202,600
Receivable for securities sold.....................................              73,237,356           1,335,820           1,631,225
Receivable for variation margin....................................                      --                  --                  --
Receivable for open forward currency contracts.....................                      --                  --                  --
Receivable for closed forward currency contracts...................                      --                  --                  --
Receivable for swap contracts (Note 1).............................                      --                  --                  --
Foreign tax reclaim................................................                      --                 548                  --
 ........................................................................................... ................... ...................
Total assets.......................................................          10,946,515,261         200,802,057       1,044,866,269
 ........................................................................................... ................... ...................
Liabilities
Payable to subcustodian (Note 2)...................................                 887,499                  --                  --
Payable for variation margin.......................................                      --                  --                  --
Payable for securities purchased...................................              55,877,841           1,587,409           5,193,185
Payable for shares of the fund repurchased.........................               1,503,140           1,224,482           6,639,384
Payable for compensation of Manager (Note 2).......................              12,211,860             319,296           1,698,101
Payable for investor servicing and custodian fees (Note 2).........                 333,733              28,442              48,038
Payable for compensation of Trustees (Note 2)......................                  73,324                  --              23,530
Payable for administrative services (Note 2).......................                  10,121               1,736               4,762
Payable for distribution fees (Note 2).............................                   3,303                 531                 691
Payable for open forward currency contracts........................                      --                  --                  --
Payable for closed forward currency contracts......................                      --                  --               7,958
TBA sale commitments, at value.....................................                      --                  --                  --
Other accrued expenses.............................................                  70,332              15,843              38,787
 ........................................................................................... ................... ...................
Total liabilities..................................................              70,971,153           3,177,739          13,654,436
 ........................................................................................... ................... ...................
Net assets.........................................................         $10,875,544,108        $197,624,318      $1,031,211,833
 ........................................................................................... ................... ...................
Represented by:
Paid-in capital (Notes 1, 4 and 5).................................         $ 8,050,638,863        $195,677,215      $1,126,482,047
Undistributed net investment income (loss) (Note 1)................              83,380,997             139,803          53,973,896
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1).......................             452,299,507         (12,732,040)        (75,548,448)
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies...............................................           2,289,224,741          14,539,340         (73,695,662)
 ........................................................................................... ................... ...................
Total--Representing net assets applicable to
  capital shares outstanding.......................................         $10,875,544,108        $197,624,318      $1,031,211,833
 ........................................................................................... ................... ...................
Computation of net asset value  Class IA
Net Assets.........................................................         $10,840,780,989        $192,456,912      $1,025,160,454
Number of shares outstanding.......................................             371,484,328          18,884,687          94,182,798
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...........................................         $         29.18        $      10.19      $        10.88
 ........................................................................................... ................... ...................
Computation of net asset value  Class IB
Net Assets.........................................................         $    34,763,119        $  5,167,406      $    6,051,379
Number of shares outstanding.......................................               1,193,045             507,349             556,229
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...........................................         $         29.14        $      10.19      $        10.88
 ........................................................................................... ................... ...................
Cost of investments, including repurchase agreement (Note 1).......         $ 8,564,980,900        $183,711,848      $1,086,268,906
TBA sale commitments proceeds receivable...........................                      --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------


Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------
June 30, 1999 (Unaudited)
                                                                                                      Putnam VT
                                                                                  Putnam VT       International
                                                                                Income Fund         Growth Fund
----------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1).......................          $  994,696,432        $386,130,637
Repurchase agreements, at value....................................              37,506,000          12,062,000
Cash...............................................................               5,789,754              38,511
Foreign currency, at value.........................................                      --           1,957,291
Dividends, interest, and other receivables.........................              12,709,993             666,480
Receivable for shares of the fund sold.............................                  48,500           1,219,006
Receivable for securities sold.....................................               2,173,810           5,895,408
Receivable for variation margin....................................                  49,875                  --
Receivable for open forward currency contracts.....................                   3,753                  --
Receivable for closed forward currency contracts...................                      --                  --
Receivable for swap contracts (Note 1).............................                      --                  --
Foreign tax reclaim................................................                      --             499,661
 ........................................................................................... ...................
Total assets.......................................................           1,052,978,117         408,468,994
 ........................................................................................... ...................
Liabilities
Payable to subcustodian (Note 2)...................................                      --                  --
Payable for variation margin.......................................                      --                  --
Payable for securities purchased...................................              30,172,835           9,128,593
Payable for shares of the fund repurchased.........................                 204,059                  --
Payable for compensation of Manager (Note 2).......................               1,535,800             745,543
Payable for investor servicing and custodian fees (Note 2).........                  57,415             102,228
Payable for compensation of Trustees (Note 2)......................                  16,848               5,911
Payable for administrative services (Note 2).......................                   4,575               1,881
Payable for distribution fees (Note 2).............................                     703                 476
Payable for open forward currency contracts........................                      --                  --
Payable for closed forward currency contracts......................                      --              56,848
TBA sale commitments, at value.....................................                      --                  --
Other accrued expenses.............................................                  26,688              18,957
 ........................................................................................... ...................
Total liabilities..................................................              32,018,923          10,060,437
 ........................................................................................... ...................
Net assets.........................................................          $1,020,959,194        $398,408,557
 ........................................................................................... ...................
Represented by:
Paid-in capital (Notes 1, 4 and 5).................................          $1,023,759,100        $319,740,621
Undistributed net investment income (loss) (Note 1)................              28,384,430           1,329,760
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1).......................                (588,424)         20,944,729
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies...............................................             (30,595,912)         56,393,447
 ........................................................................................... ...................
Total--Representing net assets applicable to
  capital shares outstanding.......................................          $1,020,959,194        $398,408,557
 ........................................................................................... ...................
Computation of net asset value  Class IA
Net Assets.........................................................          $1,014,857,518        $393,639,752
Number of shares outstanding.......................................              81,066,496          25,921,902
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...........................................          $        12.52        $      15.19
 ........................................................................................... ...................
Computation of net asset value  Class IB
Net Assets.........................................................          $    6,101,676        $  4,768,805
Number of shares outstanding.......................................                 487,549             314,327
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...........................................          $        12.52        $      15.17
 ........................................................................................... ...................
Cost of investments, including repurchase agreement (Note 1).......          $1,062,836,254        $341,845,310
TBA sale commitments proceeds receivable...........................                      --                  --
----------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1999 (Unaudited)                                                         Putnam VT
                                                                              International           Putnam VT           Putnam VT
                                                                                 Growth and   International New           Investors
                                                                                Income Fund  Opportunities Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1).......................            $328,623,392        $153,855,349        $548,635,019
Repurchase agreements, at value....................................              19,091,000           1,518,000          19,809,000
Cash...............................................................                   6,000             108,590             122,493
Foreign currency, at value.........................................                      --             342,706                  --
Dividends, interest, and other receivables.........................               1,090,536             202,943             165,431
Receivable for shares of the fund sold.............................               8,647,135           8,037,020           2,727,765
Receivable for securities sold.....................................              10,278,135           5,622,604           3,131,794
Receivable for variation margin....................................                      --                  --                  --
Receivable for open forward currency contracts.....................                      --                  --                  --
Receivable for closed forward currency contracts...................                      --                  --                  --
Receivable for swap contracts (Note 1).............................                      --             284,570                  --
Foreign tax reclaim................................................                 305,077              26,312                  --
 ........................................................................................... ................... ...................
Total assets.......................................................             368,041,275         169,998,094         574,591,502
 ........................................................................................... ................... ...................
Liabilities
Payable to subcustodian (Note 2)...................................                      --                  --                  --
Payable for variation margin.......................................                      --                  --                  --
Payable for securities purchased...................................               5,699,220           3,145,110           4,406,506
Payable for shares of the fund repurchased.........................                      --                  --           2,419,032
Payable for compensation of Manager (Note 2).......................                 668,328             435,101             795,407
Payable for investor servicing and custodian fees (Note 2).........                  77,259              67,747              46,211
Payable for compensation of Trustees (Note 2)......................                   6,190                  --               1,379
Payable for administrative services (Note 2).......................                   1,870                  --               1,736
Payable for distribution fees (Note 2).............................                     229                  93               1,364
Payable for open forward currency contracts........................                      --                  --                  --
Payable for closed forward currency contracts......................                 137,759                  --                  --
TBA sale commitments, at value.....................................                      --                  --                  --
Other accrued expenses.............................................                  21,196              18,975              17,428
 ........................................................................................... ................... ...................
Total liabilities..................................................               6,612,051           3,667,026           7,689,063
 ........................................................................................... ................... ...................
Net assets.........................................................            $361,429,224        $166,331,068        $566,902,439
 ........................................................................................... ................... ...................
Represented by:
Paid-in capital (Notes 1, 4 and 5).................................            $301,679,257        $127,565,305        $496,649,334
Undistributed net investment income (loss) (Note 1)................               2,831,051            (259,523)             11,692
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1).......................              26,379,055           2,012,845         (14,863,985)
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies...............................................              30,539,861          37,012,441          85,105,398
 ........................................................................................... ................... ...................
Total--Representing net assets applicable to
  capital shares outstanding.......................................            $361,429,224        $166,331,068        $566,902,439
 ........................................................................................... ................... ...................
Computation of net asset value  Class IA
Net Assets.........................................................            $357,681,422        $163,788,163        $551,485,281
Number of shares outstanding.......................................              25,759,950          11,932,063          43,116,574
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...........................................            $      13.89        $      13.73        $      12.79
 ........................................................................................... ................... ...................
Computation of net asset value  Class IB
Net Assets.........................................................            $  3,747,802        $  2,542,905        $ 15,417,158
Number of shares outstanding.......................................                 269,832             185,330           1,206,795
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...........................................            $      13.89        $      13.72        $      12.78
 ........................................................................................... ................... ...................
Cost of investments, including repurchase agreement (Note 1).......            $317,186,600        $118,657,413        $483,338,621
TBA sale commitments proceeds receivable...........................                      --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------


Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------
June 30, 1999 (Unaudited)
                                                                                  Putnam VT           Putnam VT
                                                                                      Money   New Opportunities
                                                                                Market Fund                Fund
----------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1).......................            $706,086,556      $4,080,221,475
Repurchase agreements, at value....................................                      --          56,507,000
Cash...............................................................                 145,133           3,651,100
Foreign currency, at value.........................................                      --                  --
Dividends, interest, and other receivables.........................               1,183,593             354,639
Receivable for shares of the fund sold.............................                      --          24,919,104
Receivable for securities sold.....................................                      --          40,821,186
Receivable for variation margin....................................                      --                  --
Receivable for open forward currency contracts.....................                      --                  --
Receivable for closed forward currency contracts...................                      --                  --
Receivable for swap contracts (Note 1).............................                      --                  --
Foreign tax reclaim................................................                      --                  --
 ........................................................................................... ...................
Total assets.......................................................             707,415,282       4,206,474,504
 ........................................................................................... ...................
Liabilities
Payable to subcustodian (Note 2)...................................                      --                  --
Payable for variation margin.......................................                      --                  --
Payable for securities purchased...................................                      --          27,385,064
Payable for shares of the fund repurchased.........................              25,887,791          25,819,943
Payable for compensation of Manager (Note 2).......................                 727,163           5,324,510
Payable for investor servicing and custodian fees (Note 2).........                  46,355             144,623
Payable for compensation of Trustees (Note 2)......................                   8,565              62,527
Payable for administrative services (Note 2).......................                   2,433               8,337
Payable for distribution fees (Note 2).............................                   1,474                 597
Payable for open forward currency contracts........................                      --                  --
Payable for closed forward currency contracts......................                      --                  --
TBA sale commitments, at value.....................................                      --                  --
Other accrued expenses.............................................                  16,439              39,102
 ........................................................................................... ...................
Total liabilities..................................................              26,690,220          58,784,703
 ........................................................................................... ...................
Net assets.........................................................            $680,725,062      $4,147,689,801
 ........................................................................................... ...................
Represented by:
Paid-in capital (Notes 1, 4 and 5).................................            $680,725,062      $2,536,069,167
Undistributed net investment income (loss) (Note 1)................                      --          (4,649,390)
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1).......................                      --         350,274,095
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies...............................................                      --       1,265,995,929
 ........................................................................................... ...................
Total--Representing net assets applicable to
  capital shares outstanding.......................................            $680,725,062      $4,147,689,801
 ........................................................................................... ...................
Computation of net asset value  Class IA
Net Assets.........................................................            $672,386,875      $4,141,247,465
Number of shares outstanding.......................................             672,386,875         143,313,984
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...........................................            $       1.00      $        28.90
 ........................................................................................... ...................
Computation of net asset value  Class IB
Net Assets.........................................................            $  8,338,187      $    6,442,336
Number of shares outstanding.......................................               8,338,187             223,311
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...........................................            $       1.00      $        28.85
 ........................................................................................... ...................
Cost of investments, including repurchase agreement (Note 1).......            $706,086,556      $2,870,732,385
TBA sale commitments proceeds receivable...........................                      --                  --
----------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
------------------------------------------------------------------------------------------------------------------------------------
June 30, 1999 (Unaudited)
                                                                                  Putnam VT           Putnam VT           Putnam VT
                                                                                  New Value      OTC & Emerging            Research
                                                                                       Fund         Growth Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1).......................            $293,470,151         $49,570,851         $76,419,359
Repurchase agreements, at value....................................               8,823,000           4,348,000           2,463,000
Cash...............................................................                  23,431              35,078             110,850
Foreign currency, at value.........................................                      --                  --                  --
Dividends, interest, and other receivables.........................                 713,529                 354              72,852
Receivable for shares of the fund sold.............................               1,105,454           2,683,326             232,960
Receivable for securities sold.....................................               6,430,332             616,866             171,062
Receivable for variation margin....................................                      --                  --                  --
Receivable for open forward currency contracts.....................                      --                  --                  --
Receivable for closed forward currency contracts...................                      --                  --                  --
Receivable for swap contracts (Note 1).............................                      --                  --                  --
Foreign tax reclaim................................................                      --                  --                  --
 ........................................................................................... ................... ...................
Total assets.......................................................             310,565,897          57,254,475          79,470,083
 ........................................................................................... ................... ...................
Liabilities
Payable to subcustodian (Note 2)...................................                      --                  --                  --
Payable for variation margin.......................................                      --                  --                  --
Payable for securities purchased...................................               7,775,440           2,373,011           1,917,219
Payable for shares of the fund repurchased.........................                      --           2,671,636                  --
Payable for compensation of Manager (Note 2).......................                 497,992              40,748              51,979
Payable for investor servicing and custodian fees (Note 2).........                  26,759              17,577              36,546
Payable for compensation of Trustees (Note 2)......................                   4,107               1,406                 272
Payable for administrative services (Note 2).......................                   1,695               1,133               1,071
Payable for distribution fees (Note 2).............................                     227                 152                 249
Payable for open forward currency contracts........................                      --                  --                  --
Payable for closed forward currency contracts......................                      --                  --                  --
TBA sale commitments, at value.....................................                      --                  --                  --
Other accrued expenses.............................................                  12,725              17,594              11,747
 ........................................................................................... ................... ...................
Total liabilities..................................................               8,318,945           5,123,257           2,019,083
 ........................................................................................... ................... ...................
Net assets.........................................................            $302,246,952         $52,131,218         $77,451,000
 ........................................................................................... ................... ...................
Represented by:
Paid-in capital (Notes 1, 4 and 5).................................            $252,409,661         $42,589,948         $70,095,489
Undistributed net investment income (loss) (Note 1)................               1,838,514            (120,652)            122,885
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1).......................              13,737,160          (2,953,807)          2,769,516
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies...............................................              34,261,617          12,615,729           4,463,110
 ........................................................................................... ................... ...................
Total--Representing net assets applicable to
  capital shares outstanding.......................................            $302,246,952         $52,131,218         $77,451,000
 ........................................................................................... ................... ...................
Computation of net asset value  Class IA
Net Assets.........................................................            $299,805,757         $50,519,584         $74,661,898
Number of shares outstanding.......................................              22,154,744           4,236,952           5,627,891
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...........................................            $      13.53         $     11.92         $     13.27
 ........................................................................................... ................... ...................
Computation of net asset value  Class IB
Net Assets.........................................................            $  2,441,195         $ 1,611,634         $ 2,789,102
Number of shares outstanding.......................................                 180,530             135,250             210,459
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...........................................            $      13.52         $     11.92         $     13.25
 ........................................................................................... ................... ...................
Cost of investments, including repurchase agreement (Note 1).......            $268,031,534         $41,303,122         $74,419,249
TBA sale commitments proceeds receivable...........................                      --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------


Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------
June 30, 1999 (Unaudited)                                                                             Putnam VT
                                                                                  Putnam VT           Utilities
                                                                                  Small Cap          Growth and
                                                                                 Value Fund         Income Fund
----------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1).......................              $4,812,119      $1,046,609,257
Repurchase agreements, at value....................................                 264,000           3,103,000
Cash...............................................................                  51,954              62,533
Foreign currency, at value.........................................                      --                  --
Dividends, interest, and other receivables.........................                   1,828           4,196,883
Receivable for shares of the fund sold.............................                 463,579           5,150,238
Receivable for securities sold.....................................                  33,000             731,341
Receivable for variation margin....................................                      --                  --
Receivable for open forward currency contracts.....................                      --                  --
Receivable for closed forward currency contracts...................                      --                  --
Receivable for swap contracts (Note 1).............................                      --                  --
Foreign tax reclaim................................................                      --              12,899
 ........................................................................................... ...................
Total assets.......................................................               5,626,480       1,059,866,151
 ........................................................................................... ...................
Liabilities
Payable to subcustodian (Note 2)...................................                      --                  --
Payable for variation margin.......................................                      --                  --
Payable for securities purchased...................................                 285,601          12,268,820
Payable for shares of the fund repurchased.........................                      --           6,054,611
Payable for compensation of Manager (Note 2).......................                   4,100           1,641,229
Payable for investor servicing and custodian fees (Note 2).........                     399              59,216
Payable for compensation of Trustees (Note 2)......................                      --              22,666
Payable for administrative services (Note 2).......................                      10               2,827
Payable for distribution fees (Note 2).............................                      31                 478
Payable for open forward currency contracts........................                      --                  --
Payable for closed forward currency contracts......................                      --                  --
TBA sale commitments, at value.....................................                      --                  --
Other accrued expenses.............................................                   7,296              92,182
 ........................................................................................... ...................
Total liabilities..................................................                 297,437          20,142,029
 ........................................................................................... ...................
Net assets.........................................................              $5,329,043      $1,039,724,122
 ........................................................................................... ...................
Represented by:
Paid-in capital (Notes 1, 4 and 5).................................              $5,029,153      $  748,529,438
Undistributed net investment income (loss) (Note 1)................                  (4,349)         15,034,854
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1).......................                  27,987          13,802,778
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies...............................................                 276,252         262,357,052
 ........................................................................................... ...................
Total--Representing net assets applicable to
  capital shares outstanding.......................................              $5,329,043      $1,039,724,122
 ........................................................................................... ...................
Computation of net asset value  Class IA
Net Assets.........................................................              $4,903,621      $1,035,400,840
Number of shares outstanding.......................................                 446,244          58,681,571
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...........................................              $    10.99      $        17.64
 ........................................................................................... ...................
Computation of net asset value  Class IB
Net Assets.........................................................              $  425,422      $    4,323,282
Number of shares outstanding.......................................                  38,725             245,144
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...........................................              $    10.99      $        17.64
 ........................................................................................... ...................
Cost of investments, including repurchase agreement (Note 1).......              $4,799,867      $  787,422,864
TBA sale commitments proceeds receivable...........................                      --                  --
----------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------
June 30, 1999 (Unaudited)
                                                                                  Putnam VT           Putnam VT
                                                                                      Vista             Voyager
                                                                                       Fund                Fund
----------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1).......................            $375,481,464      $6,627,481,105
Repurchase agreements, at value....................................              14,491,000          92,935,000
Cash...............................................................                  36,273                  --
Foreign currency, at value.........................................                      --                 235
Dividends, interest, and other receivables.........................                 154,146           8,865,728
Receivable for shares of the fund sold.............................                 216,636           1,725,608
Receivable for securities sold.....................................               4,252,523         116,939,478
Receivable for variation margin....................................                      --                  --
Receivable for open forward currency contracts.....................                      --              73,065
Receivable for closed forward currency contracts...................                      --                  --
Receivable for swap contracts (Note 1).............................                      --                  --
Foreign tax reclaim................................................                      --              69,802
 ........................................................................................... ...................
Total assets.......................................................             394,632,042       6,848,090,021
 ........................................................................................... ...................
Liabilities
Payable to subcustodian (Note 2)...................................                      --           8,703,941
Payable for variation margin.......................................                      --                  --
Payable for securities purchased...................................              15,668,748         154,159,345
Payable for shares of the fund repurchased.........................                      --                  --
Payable for compensation of Manager (Note 2).......................                 579,621           8,366,672
Payable for investor servicing and custodian fees (Note 2).........                  39,601             268,923
Payable for compensation of Trustees (Note 2)......................                   4,063              52,398
Payable for administrative services (Note 2).......................                   1,725               9,104
Payable for distribution fees (Note 2).............................                     301               2,127
Payable for open forward currency contracts........................                      --                  --
Payable for closed forward currency contracts......................                      --                  --
TBA sale commitments, at value.....................................                      --                  --
Other accrued expenses.............................................                  15,967              49,167
 ........................................................................................... ...................
Total liabilities..................................................              16,310,026         171,611,677
 ........................................................................................... ...................
Net assets.........................................................            $378,322,016      $6,676,478,344
 ........................................................................................... ...................
Represented by:
Paid-in capital (Notes 1, 4 and 5).................................            $275,339,777      $4,037,710,549
Undistributed net investment income (loss) (Note 1)................                (394,503)          6,874,084
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1).......................              30,311,878         657,424,631
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies...............................................              73,064,864       1,974,469,080
 ........................................................................................... ...................
Total--Representing net assets applicable to
  capital shares outstanding.......................................            $378,322,016      $6,676,478,344
 ........................................................................................... ...................
Computation of net asset value  Class IA
Net Assets.........................................................            $375,184,750      $6,653,667,996
Number of shares outstanding.......................................              22,603,195         138,735,112
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...........................................            $      16.60      $        47.96
 ........................................................................................... ...................
Computation of net asset value  Class IB
Net Assets.........................................................            $  3,137,266      $   22,810,348
Number of shares outstanding.......................................                 189,097             476,294
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)...........................................            $      16.59      $        47.89
 ........................................................................................... ...................
Cost of investments, including repurchase agreement (Note 1).......            $316,907,600      $4,746,011,929
TBA sale commitments proceeds receivable...........................                      --                  --
----------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Statement of Operations
------------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 1999 (Unaudited)
                                                                                  Putnam VT           Putnam VT           Putnam VT
                                                                               Asia Pacific         Diversified   The George Putnam
                                                                                Growth Fund         Income Fund      Fund of Boston
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends............................................................           $   924,182         $   936,224         $ 1,062,650
Interest.............................................................                45,247          26,873,651           2,105,947
Less: foreign taxes withheld.........................................               (82,139)            (37,998)                 --
 ....................................................................................................................................
Total investment income..............................................               887,290          27,771,877           3,168,597
 ....................................................................................................................................
Expenses:
Compensation of Manager (Note 2).....................................               413,060           2,229,018             560,880
Investor servicing and custodian fees (Note 2).......................               165,138             250,387             117,750
Compensation of Trustees (Note 2)....................................                 8,652               8,000               5,495
Administrative services (Note 2).....................................                 2,455               5,350               3,785
Distribution fees--Class IB..........................................                   188               2,734               3,528
Reports to Shareholders..............................................                   967               1,222               1,129
Auditing.............................................................                17,863              40,962              27,578
Legal................................................................                 2,510               3,640               2,393
Other................................................................                   196               1,351                 286
Fees waived and reimbursed by Manager (Note 2)                                           --                  --                  --
 ....................................................................................................................................
Total expenses.......................................................               611,029           2,542,664             722,824
 ....................................................................................................................................
Expense reduction (Note 2)...........................................                (2,341)            (17,817)            (11,296)
Net expenses.........................................................               608,688           2,524,847             711,528
 ....................................................................................................................................
Net investment income (loss).........................................               278,602          25,247,030           2,457,069
 ....................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)..............            13,200,452         (17,612,012)          3,211,844
Net realized gain (loss) on futures contracts (Note 1)...............                    --          (1,725,079)                 --
Net realized gain (loss) on written options (Notes 1 and 3)..........                    --                  --                  --
Net realized gain (loss) on foreign currency transactions (Note 1)...              (272,112)          2,010,074                  --
Net unrealized appreciation (depreciation) of assets and
  liabilities in foreign currencies during the period................               (59,432)            966,845                  --
Net unrealized appreciation (depreciation) of investments,
  futures, written options and TBA sale commitments
  during the period..................................................            16,762,115          (7,263,648)          4,634,457
 ....................................................................................................................................
Net gain (loss) on investments.......................................            29,631,023         (23,623,820)          7,846,301
 ....................................................................................................................................
Net increase (decrease) in net assets resulting
  from operations....................................................           $29,909,625         $ 1,623,210         $10,303,370
------------------------------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------
Six months ended June 30, 1999 (Unaudited)
                                                                                  Putnam VT           Putnam VT
                                                                               Global Asset       Global Growth
                                                                            Allocation Fund                Fund
----------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends............................................................           $ 4,190,099        $  8,978,525
Interest.............................................................             9,948,274             448,527
Less: foreign taxes withheld.........................................              (126,972)           (573,669)
 ................................................................................................................
Total investment income..............................................            14,011,401           8,853,383
 ................................................................................................................
Expenses:
Compensation of Manager (Note 2).....................................             3,247,512           5,995,119
Investor servicing and custodian fees (Note 2).......................               502,328           1,156,372
Compensation of Trustees (Note 2)....................................                11,401              21,964
Administrative services (Note 2).....................................                10,950              11,203
Distribution fees--Class IB..........................................                 1,402               1,685
Reports to Shareholders..............................................                 4,009              11,450
Auditing.............................................................                52,219              41,929
Legal................................................................                 5,356               9,445
Other................................................................                 2,037               4,023
Fees waived and reimbursed by Manager (Note 2)                                           --                  --
 ................................................................................................................
Total expenses.......................................................             3,837,214           7,253,190
 ................................................................................................................
Expense reduction (Note 2)...........................................               (44,768)            (35,967)
Net expenses.........................................................             3,792,446           7,217,223
 ................................................................................................................
Net investment income (loss).........................................            10,218,955           1,636,160
 ................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)..............            75,929,118         213,781,760
Net realized gain (loss) on futures contracts (Note 1)...............            (6,978,465)                 --
Net realized gain (loss) on written options (Notes 1 and 3)..........                    --                  --
Net realized gain (loss) on foreign currency transactions (Note 1)...            (1,406,245)            206,344
Net unrealized appreciation (depreciation) of assets and
  liabilities in foreign currencies during the period................            (1,318,586)            561,132
Net unrealized appreciation (depreciation) of investments,
  futures, written options and TBA sale commitments
  during the period..................................................           (38,546,567)        (62,657,548)
 ................................................................................................................
Net gain (loss) on investments.......................................            27,679,255         151,891,688
 ................................................................................................................
Net increase (decrease) in net assets resulting
  from operations....................................................           $37,898,210        $153,527,848
----------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Operations (continued)
------------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 1999 (Unaudited)
                                                                                  Putnam VT           Putnam VT           Putnam VT
                                                                                     Growth     Health Sciences          High Yield
                                                                            and Income Fund                Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends............................................................        $  104,396,745        $    634,415         $ 3,865,056
Interest.............................................................             5,161,081             237,952          52,397,616
Less: foreign taxes withheld.........................................              (112,117)            (11,000)                 --
 ....................................................................................................................................
Total investment income..............................................           109,445,709             861,367          56,262,672
 ....................................................................................................................................
Expenses:
Compensation of Manager (Note 2).....................................            23,574,404             595,283           3,348,450
Investor servicing and custodian fees (Note 2).......................             1,877,603              96,601             273,091
Compensation of Trustees (Note 2)....................................               117,863               5,579              15,195
Administrative services (Note 2).....................................                19,946               3,954               9,302
Distribution fees--Class IB..........................................                12,086               2,337               2,956
Reports to Shareholders..............................................                22,640               1,094               4,903
Auditing.............................................................                19,294              15,732              46,898
Legal................................................................                29,381               2,810              26,297
Other................................................................                19,943                 323                 936
Fees waived and reimbursed by Manager (Note 2)                                           --                  --                  --
 ....................................................................................................................................
Total expenses.......................................................            25,693,160             723,713           3,728,028
 ....................................................................................................................................
Expense reduction (Note 2)...........................................              (534,038)             (2,149)            (20,722)
Net expenses.........................................................            25,159,122             721,564           3,707,306
 ....................................................................................................................................
Net investment income (loss).........................................            84,286,587             139,803          52,555,366
 ....................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)..............           512,149,571          (7,910,147)        (56,153,094)
Net realized gain (loss) on futures contracts (Note 1)...............                    --                  --                  --
Net realized gain (loss) on written options (Notes 1 and 3)..........                    --                  --                  --
Net realized gain (loss) on foreign currency transactions (Note 1)...              (609,466)              1,864             105,810
Net unrealized appreciation (depreciation) of assets and
  liabilities in foreign currencies during the period................                    --                 637            (126,872)
Net unrealized appreciation (depreciation) of investments,
  futures, written options and TBA sale commitments
  during the period..................................................           450,846,613          (3,413,112)         43,588,197
 ....................................................................................................................................
Net gain (loss) on investments.......................................           962,386,718         (11,320,758)        (12,585,959)
 ....................................................................................................................................
Net increase (decrease) in net assets resulting
  from operations....................................................        $1,046,673,305        $(11,180,955)        $39,969,407
------------------------------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------
Six months ended June 30, 1999 (Unaudited)
                                                                                                      Putnam VT
                                                                                  Putnam VT       International
                                                                                Income Fund         Growth Fund
----------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends............................................................          $     55,325         $ 3,686,405
Interest.............................................................            33,926,377             166,275
Less: foreign taxes withheld.........................................                    --            (431,138)
 ................................................................................................................
Total investment income..............................................            33,981,702           3,421,542
 ................................................................................................................
Expenses:
Compensation of Manager (Note 2).....................................             3,038,153           1,413,119
Investor servicing and custodian fees (Note 2).......................               296,935             322,130
Compensation of Trustees (Note 2)....................................                 9,277              10,267
Administrative services (Note 2).....................................                10,801               3,704
Distribution fees--Class IB..........................................                 3,140               1,935
Reports to Shareholders..............................................                 3,927               1,902
Auditing.............................................................                30,929              19,209
Legal................................................................                 5,390               2,882
Other................................................................                 2,050                 680
Fees waived and reimbursed by Manager (Note 2)                                           --                  --
 ................................................................................................................
Total expenses.......................................................             3,400,602           1,775,828
 ................................................................................................................
Expense reduction (Note 2)...........................................               (71,953)            (20,193)
Net expenses.........................................................             3,328,649           1,755,635
 ................................................................................................................
Net investment income (loss).........................................            30,653,053           1,665,907
 ................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)..............             1,024,342          26,802,471
Net realized gain (loss) on futures contracts (Note 1)...............              (442,465)                 --
Net realized gain (loss) on written options (Notes 1 and 3)..........                    --             346,607
Net realized gain (loss) on foreign currency transactions (Note 1)...              (440,373)              8,132
Net unrealized appreciation (depreciation) of assets and
  liabilities in foreign currencies during the period................               323,156              (3,939)
Net unrealized appreciation (depreciation) of investments,
  futures, written options and TBA sale commitments
  during the period..................................................           (52,194,277)         13,209,073
 ................................................................................................................
Net gain (loss) on investments.......................................           (51,729,617)         40,362,344
 ................................................................................................................
Net increase (decrease) in net assets resulting
  from operations....................................................          $(21,076,564)        $42,028,251
----------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Operations (continued)
------------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 1999 (Unaudited)                                        Putnam VT           Putnam VT
                                                                              International       International           Putnam VT
                                                                                 Growth and   New Opportunities           Investors
                                                                                Income Fund                Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends............................................................           $ 5,219,332         $ 1,163,807         $ 1,098,298
Interest.............................................................               314,705             102,253             437,086
Less: foreign taxes withheld.........................................              (472,521)           (119,313)                 --
 ....................................................................................................................................
Total investment income..............................................             5,061,516           1,146,747           1,535,384
 ....................................................................................................................................
Expenses:
Compensation of Manager (Note 2).....................................             1,276,232             850,598           1,314,947
Investor servicing and custodian fees (Note 2).......................               262,244             238,924             171,758
Compensation of Trustees (Note 2)....................................                10,358               3,384               6,408
Administrative services (Note 2).....................................                 3,672               1,746               3,451
Distribution fees--Class IB..........................................                 1,083                 274               4,960
Reports to Shareholders..............................................                 1,992                 621               2,099
Auditing.............................................................                20,103              20,886              20,732
Legal................................................................                 3,223               2,357               3,548
Other................................................................                   644                 274                 661
Fees waived and reimbursed by Manager (Note 2)                                           --                  --                  --
 ....................................................................................................................................
Total expenses.......................................................             1,579,551           1,119,064           1,528,564
 ....................................................................................................................................
Expense reduction (Note 2)...........................................                (4,076)             (3,998)             (4,872)
Net expenses.........................................................             1,575,475           1,115,066           1,523,692
 ....................................................................................................................................
Net investment income (loss).........................................             3,486,041              31,681              11,692
 ....................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)..............            28,553,613          15,732,369          (6,025,691)
Net realized gain (loss) on futures contracts (Note 1)...............                    --                  --                  --
Net realized gain (loss) on written options (Notes 1 and 3)..........                    --                  --                  --
Net realized gain (loss) on foreign currency transactions (Note 1)...              (106,903)            118,248                  --
Net unrealized appreciation (depreciation) of assets and
  liabilities in foreign currencies during the period................                66,540             285,098                  --
Net unrealized appreciation (depreciation) of investments,
  futures, written options and TBA sale commitments
  during the period..................................................             9,756,956          10,717,336          46,012,333
 ....................................................................................................................................
Net gain (loss) on investments.......................................            38,270,206          26,853,051          39,986,642
 ....................................................................................................................................
Net increase (decrease) in net assets resulting
  from operations....................................................           $41,756,247         $26,884,732         $39,998,334
------------------------------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------
Six months ended June 30, 1999 (Unaudited)
                                                                                  Putnam VT           Putnam VT
                                                                                      Money   New Opportunities
                                                                                Market Fund                Fund
----------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends............................................................           $        --        $  3,978,944
Interest.............................................................            16,557,876           2,484,690
Less: foreign taxes withheld.........................................                    --             (32,690)
 ................................................................................................................
Total investment income..............................................            16,557,876           6,430,944
 ................................................................................................................
Expenses:
Compensation of Manager (Note 2).....................................             1,361,264          10,276,718
Investor servicing and custodian fees (Note 2).......................               191,814             797,871
Compensation of Trustees (Note 2)....................................                 5,193              31,484
Administrative services (Note 2).....................................                 4,740              16,461
Distribution fees--Class IB..........................................                 5,720               2,277
Reports to Shareholders..............................................                 1,624              11,591
Auditing.............................................................                14,665              36,608
Legal................................................................                16,725               6,855
Other................................................................                    46               8,652
Fees waived and reimbursed by Manager (Note 2)                                           --                  --
 ................................................................................................................
Total expenses.......................................................             1,601,791          11,188,517
 ................................................................................................................
Expense reduction (Note 2)...........................................                    --            (108,183)
Net expenses.........................................................             1,601,791          11,080,334
 ................................................................................................................
Net investment income (loss).........................................            14,956,085          (4,649,390)
 ................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)..............                    --         354,758,890
Net realized gain (loss) on futures contracts (Note 1)...............                    --                  --
Net realized gain (loss) on written options (Notes 1 and 3)..........                    --                  --
Net realized gain (loss) on foreign currency transactions (Note 1)...                    --                 159
Net unrealized appreciation (depreciation) of assets and
  liabilities in foreign currencies during the period................                    --                (161)
Net unrealized appreciation (depreciation) of investments,
  futures, written options and TBA sale commitments
  during the period..................................................                    --         102,556,584
 ................................................................................................................
Net gain (loss) on investments.......................................                    --         457,315,472
 ................................................................................................................
Net increase (decrease) in net assets resulting
  from operations....................................................           $14,956,085        $452,666,082
----------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Operations (continued)
------------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 1999 (Unaudited)
                                                                                  Putnam VT           Putnam VT           Putnam VT
                                                                                  New Value      OTC & Emerging            Research
                                                                                       Fund         Growth Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends............................................................           $ 2,677,763          $    1,165          $  272,876
Interest.............................................................               178,285              48,507              46,217
Less: foreign taxes withheld.........................................                    --                  --                  --
 ....................................................................................................................................
Total investment income..............................................             2,856,048              49,672             319,093
 ....................................................................................................................................
Expenses:
Compensation of Manager (Note 2).....................................               942,782             132,490             150,741
Investor servicing and custodian fees (Note 2).......................               104,866              83,126             110,019
Compensation of Trustees (Note 2)....................................                 6,906               6,213               1,667
Administrative services (Note 2).....................................                 3,325               3,305               1,189
Distribution fees--Class IB..........................................                   764                 695                 712
Reports to Shareholders..............................................                 2,111                 335                 532
Auditing.............................................................                15,192              16,795              13,422
Legal................................................................                 2,618               2,347               2,363
Other................................................................                 1,822                  79                   3
Fees waived and reimbursed by Manager (Note 2)                                           --             (74,337)            (81,813)
 ....................................................................................................................................
Total expenses.......................................................             1,080,386             171,048             198,835
 ....................................................................................................................................
Expense reduction (Note 2)...........................................               (25,438)               (724)             (2,627)
Net expenses.........................................................             1,054,948             170,324             196,208
 ....................................................................................................................................
Net investment income (loss).........................................             1,801,100            (120,652)            122,885
 ....................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)..............            14,897,544            (221,263)          2,863,146
Net realized gain (loss) on futures contracts (Note 1)...............                    --                  --                  --
Net realized gain (loss) on written options (Notes 1 and 3)..........                    --                  --                  --
Net realized gain (loss) on foreign currency transactions (Note 1)...                    --                  --                  --
Net unrealized appreciation (depreciation) of assets and
  liabilities in foreign currencies during the period................                    --                  --                  --
Net unrealized appreciation (depreciation) of investments,
  futures, written options and TBA sale commitments
  during the period..................................................            19,145,707           6,742,469           2,483,614
 ....................................................................................................................................
Net gain (loss) on investments.......................................            34,043,251           6,521,206           5,346,760
 ....................................................................................................................................
Net increase (decrease) in net assets resulting
  from operations....................................................           $35,844,351          $6,400,554          $5,469,645
------------------------------------------------------------------------------------------------------------------------------------


Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------
Six months ended June 30, 1999 (Unaudited)                                                            Putnam VT
                                                                                  Putnam VT           Utilities
                                                                            Small Cap Value          Growth and
                                                                                    Fund***         Income Fund
----------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends............................................................              $  4,824         $15,284,331
Interest.............................................................                 2,968           3,532,102
Less: foreign taxes withheld.........................................                    --             (66,202)
 ................................................................................................................
Total investment income..............................................                 7,792          18,750,231
 ................................................................................................................
Expenses:
Compensation of Manager (Note 2).....................................                 4,100           3,223,591
Investor servicing and custodian fees (Note 2).......................                   639             280,523
Compensation of Trustees (Note 2)....................................                   102              13,426
Administrative services (Note 2).....................................                    10               7,314
Distribution fees--Class IB..........................................                    38               2,063
Reports to Shareholders..............................................                    26               7,130
Auditing.............................................................                 4,700              22,162
Legal................................................................                   900               5,212
Other................................................................                 1,798               2,304
Fees waived and reimbursed by Manager (Note 2)                                           --                  --
 ................................................................................................................
Total expenses.......................................................                12,313           3,563,725
 ................................................................................................................
Expense reduction (Note 2)...........................................                  (172)                 --
Net expenses.........................................................                12,141           3,563,725
 ................................................................................................................
Net investment income (loss).........................................                (4,349)         15,186,506
 ................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)..............                27,987          14,364,369
Net realized gain (loss) on futures contracts (Note 1)...............                    --                  --
Net realized gain (loss) on written options (Notes 1 and 3)..........                    --                  --
Net realized gain (loss) on foreign currency transactions (Note 1)...                    --              (9,119)
Net unrealized appreciation (depreciation) of assets and
  liabilities in foreign currencies during the period................                    --              47,759
Net unrealized appreciation (depreciation) of investments,
  futures, written options and TBA sale commitments
  during the period..................................................               276,252           3,238,552
 ................................................................................................................
Net gain (loss) on investments.......................................               304,239          17,641,561
 ................................................................................................................
Net increase (decrease) in net assets resulting
  from operations....................................................              $299,890         $32,828,067
----------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------
Six months ended June 30, 1999 (Unaudited)
                                                                                  Putnam VT           Putnam VT
                                                                                      Vista             Voyager
                                                                                       Fund                Fund
----------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends............................................................           $   652,623        $ 20,225,900
Interest.............................................................               241,783           4,498,783
Less: foreign taxes withheld.........................................                    --            (257,038)
 ................................................................................................................
Total investment income..............................................               894,406          24,467,645
 ................................................................................................................
Expenses:
Compensation of Manager (Note 2).....................................             1,102,029          16,110,535
Investor servicing and custodian fees (Note 2).......................               151,557           1,320,837
Compensation of Trustees (Note 2)....................................                 7,170              44,754
Administrative services (Note 2).....................................                 3,406              18,010
Distribution fees--Class IB..........................................                 1,205               7,371
Reports to Shareholders..............................................                 2,487              17,618
Auditing.............................................................                21,002              29,633
Legal................................................................                 2,860              18,928
Other................................................................                   662              11,913
Fees waived and reimbursed by Manager (Note 2)                                           --                  --
 ................................................................................................................
Total expenses.......................................................             1,292,378          17,579,599
 ................................................................................................................
Expense reduction (Note 2)...........................................                (3,469)           (169,990)
Net expenses.........................................................             1,288,909          17,409,609
 ................................................................................................................
Net investment income (loss).........................................              (394,503)          7,058,036
 ................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)..............            44,452,158         682,547,435
Net realized gain (loss) on futures contracts (Note 1)...............                    --                  --
Net realized gain (loss) on written options (Notes 1 and 3)..........                    --                  --
Net realized gain (loss) on foreign currency transactions (Note 1)...                    --             (42,896)
Net unrealized appreciation (depreciation) of assets and
  liabilities in foreign currencies during the period................                    --              66,302
Net unrealized appreciation (depreciation) of investments,
  futures, written options and TBA sale commitments
  during the period..................................................            (2,671,292)        154,105,691
 ................................................................................................................
Net gain (loss) on investments.......................................            41,780,866         836,676,532
 ................................................................................................................
Net increase (decrease) in net assets resulting
  from operations....................................................           $41,386,363        $843,734,568
----------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Putnam VT                               Putnam VT
                                                             Asia Pacific Growth Fund                Diversified Income Fund
                                                         Six months ended      Year ended       Six months ended       Year ended
                                                              June 30          December 31           June 30           December 31
                                                               1999+               1998                1999+               1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income...........................           $    278,602         $   970,840        $ 25,247,030        $ 51,460,647
Net realized gain (loss) on investments and
  foreign currency transactions.................             12,928,340         (22,230,884)        (17,327,017)        (22,036,826)
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies.............             16,702,683          14,919,582          (6,296,803)        (39,661,327)
 ....................................................................................................................................
Net increase (decrease) in net assets
  resulting from operations.....................             29,909,625          (6,340,462)          1,623,210         (10,237,506)
 ....................................................................................................................................
Distributions to shareholders:
From net investment income
    Class IA....................................                     --          (4,516,269)        (46,355,564)        (26,682,103)
    Class IB....................................                     --                  --            (248,525)                 --
From net realized gain on investments
    Class IA....................................                     --                  --                  --         (11,333,017)
    Class IB....................................                     --                  --                  --                  --
From return of capital
    Class IA....................................                     --            (127,308)                 --                  --
    Class IB....................................                     --                  --                  --                  --
Increase (decrease) from capital share
  transactions (Note 4).........................             19,071,955         (11,140,017)         33,658,271         111,121,414
 ....................................................................................................................................
Total increase (decrease) in net assets.........             48,981,580         (22,124,056)        (11,322,608)         62,868,788
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)....................             90,778,017         112,902,073         671,016,461         608,147,673
 ....................................................................................................................................
End of period...................................           $139,759,597         $90,778,017        $659,693,853        $671,016,461
 ....................................................................................................................................
Undistributed net investment income (loss),
  end of period.................................           $    266,308         $   (12,294)       $ 24,950,038        $ 46,307,097
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Putnam VT                             Putnam VT
                                                          The George Putnam Fund of Boston       Global Asset Allocation Fund
                                                         Six months ended      Period ended    Six months ended       Year ended
                                                              June 30           December 31          June 30          December 31
                                                               1999+               1998*              1999+               1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income...........................           $  2,457,069        $    874,769      $   10,218,955      $   25,355,658
Net realized gain (loss) on investments and
  foreign currency transactions.................              3,211,844             (15,776)         67,544,408          48,568,169
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies.............              4,634,457           4,925,141         (39,865,153)         43,294,979
 ....................................................................................................................................
Net increase in net assets
  resulting from operations.....................             10,303,370           5,784,134          37,898,210         117,218,806
 ....................................................................................................................................
Distributions to shareholders:
From net investment income
    Class IA....................................                     --            (909,452)        (19,732,501)        (21,801,279)
    Class IB....................................                     --             (15,315)            (37,116)                 --
From net realized gain on investments
    Class IA....................................               (251,289)                 --         (55,324,281)        (93,644,097)
    Class IB....................................                 (6,847)                 --            (105,178)                 --
Increase from capital share
  transactions (Note 4).........................            112,949,839         108,265,989          15,934,405          63,367,043
 ....................................................................................................................................
Total increase (decrease) in net assets.........            122,995,073         113,125,356         (21,366,461)         65,140,473
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)....................            115,126,356           2,001,000       1,021,672,632         956,532,159
 ....................................................................................................................................
End of period...................................           $238,121,429        $115,126,356      $1,000,306,171      $1,021,672,632
 ....................................................................................................................................
Undistributed net investment income (loss),
  end of period.................................           $  2,412,988        $    (44,081)     $    8,817,563      $   18,368,225
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Putnam VT                                Putnam VT
                                                               Global Growth Fund                     Growth and Income Fund
                                                       Six months ended       Year ended       Six months ended       Year ended
                                                            June 30           December 31           June 30           December 31
                                                             1999+                1998               1999+                1998
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
Operations:
Net investment income...........................         $    1,636,160      $    4,613,368     $    84,286,587      $  145,687,310
Net realized gain on investments and
  foreign currency transactions.................            213,988,104         196,526,598         511,540,105         655,020,567
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies.............            (62,096,416)        258,892,378         450,846,613         495,099,517
 ....................................................................................................................................
Net increase in net assets
  resulting from operations.....................            153,527,848         460,032,344       1,046,673,305       1,295,807,394
 ....................................................................................................................................
Distributions to shareholders:
From net investment income
    Class IA....................................             (8,217,030)        (45,115,988)       (140,251,765)       (149,956,847)
    Class IB....................................                 (8,486)                 --            (202,648)                 --
From net realized gain on investments
    Class IA....................................           (171,107,572)       (225,579,941)       (699,887,168)       (978,918,294)
    Class IB....................................               (180,962)                 --          (1,021,247)                 --
Increase from capital share
  transactions (Note 4).........................            133,815,429         187,077,579         714,264,310       1,451,702,995
 ....................................................................................................................................
Total increase in net assets....................            107,829,227         376,413,994         919,574,787       1,618,635,248
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)....................          1,987,917,452       1,611,503,458       9,955,969,321       8,337,334,073
 ....................................................................................................................................
End of period...................................         $2,095,746,679      $1,987,917,452     $10,875,544,108      $9,955,969,321
 ....................................................................................................................................
Undistributed net investment income,
  end of period.................................         $      574,610      $    7,163,966     $    83,380,997      $  139,548,823
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Putnam VT                               Putnam VT
                                                                Health Sciences Fund                      High Yield Fund
                                                         Six months ended      Period ended      Six months ended       Year ended
                                                              June 30           December 31           June 30           December 31
                                                               1999+               1998*               1999+                1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income...........................           $    139,803        $     84,355      $   52,555,366      $  111,348,978
Net realized loss on investments and
  foreign currency transactions.................             (7,908,283)         (4,823,757)        (56,047,284)        (19,658,042)
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies.............             (3,412,475)         17,951,815          43,461,325        (155,030,509)
 ....................................................................................................................................
Net increase (decrease) in net assets
  resulting from operations.....................            (11,180,955)         13,212,413          39,969,407         (63,339,573)
 ....................................................................................................................................
Distributions to shareholders:
From net investment income
    Class IA....................................                     --             (83,480)       (109,086,026)        (84,098,235)
    Class IB....................................                     --              (1,104)           (431,138)                 --
From net realized gain on investments
    Class IA....................................                     --                  --                  --         (13,196,473)
    Class IB....................................                     --                  --                  --                  --
From return of capital
    Class IA....................................                     --             (32,926)                 --                  --
    Class IB....................................                     --                (435)                 --                  --
Increase from capital share
  transactions (Note 4).........................             72,240,599         121,469,206          66,028,337         170,067,410
 ....................................................................................................................................
Total increase (decrease) in net assets.........             61,059,644         134,563,674          (3,519,420)          9,433,129
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)....................            136,564,674           2,001,000       1,034,731,253       1,025,298,124
 ....................................................................................................................................
End of period...................................           $197,624,318        $136,564,674      $1,031,211,833      $1,034,731,253
 ....................................................................................................................................
Undistributed net investment income,
  end of period.................................           $    139,803        $         --      $   53,973,896      $  110,935,694
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Putnam VT                             Putnam  VT
                                                                     Income Fund                     International Growth Fund
                                                        Six months ended      Year ended         Six months ended      Year ended
                                                             June 30          December 31             June 30          December 31
                                                              1999+               1998                 1999+               1998
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
Operations:
Net investment income...........................         $   30,653,053      $   53,300,076        $  1,665,907        $  2,009,754
Net realized gain (loss) on investments and
  foreign currency transactions.................                141,504          17,116,323          27,157,210          (6,419,294)
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies.............            (51,871,121)         (3,093,378)         13,205,134          38,588,932
 ....................................................................................................................................
Net increase (decrease) in net assets
  resulting from operations.....................            (21,076,564)         67,323,021          42,028,251          34,179,392
 ....................................................................................................................................
Distributions to shareholders:
From net investment income
    Class IA....................................            (54,771,797)        (42,868,771)                 --            (843,870)
    Class IB....................................               (241,038)                 --                  --             (20,511)
From net realized gain on investments
    Class IA....................................            (16,340,757)         (1,115,763)                 --                  --
    Class IB....................................                (72,111)                 --                  --                  --
From return of capital
    Class IA....................................                     --                  --                  --            (191,218)
    Class IB....................................                     --                  --                  --             ($4,648)
Increase from capital share
  transactions (Note 4).........................            111,012,521         189,570,369          37,544,112         134,832,557
 ....................................................................................................................................
Total increase in net assets....................             18,510,254         212,908,856          79,572,363         167,951,702
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)....................          1,002,448,940         789,540,084         318,836,194         150,884,492
 ....................................................................................................................................
End of period...................................         $1,020,959,194      $1,002,448,940        $398,408,557        $318,836,194
 ....................................................................................................................................
Undistributed net investment income (loss),
  end of period.................................         $   28,384,430      $   52,744,212        $  1,329,760        $   (336,147)
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Putnam  VT                        Putnam VT International
                                                       International Growth and Income Fund            New Opportunities Fund
                                                         Six months ended      Year ended        Six months ended      Year ended
                                                              June 30          December 31            June 30          December 31
                                                               1999+               1998                1999+               1998
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
Operations:
Net investment income (loss)....................           $  3,486,041        $  5,088,773        $     31,681        $   (441,590)
Net realized gain (loss) on investments and
  foreign currency transactions.................             28,446,710           4,694,683          15,850,617          (8,286,399)
Net unrealized appreciation
  of investments and assets and
  liabilities in foreign currencies.............              9,823,496          14,381,219          11,002,434          26,474,514
 ....................................................................................................................................
Net increase in net assets
  resulting from operations.....................             41,756,247          24,164,675          26,884,732          17,746,525
 ....................................................................................................................................
Distributions to shareholders:
From net investment income
    Class IA....................................                     --          (2,590,484)            (57,846)           (235,886)
    Class IB....................................                     --              (9,677)                 (9)                 --
From net realized gain on investments
    Class IA....................................                     --          (5,311,565)                 --                  --
    Class IB....................................                     --             (18,886)                 --                  --
In excess of net realized gain on investments
    Class IA....................................                     --          (4,427,665)                 --                  --
    Class IB....................................                     --             (15,743)                 --                  --
From return of capital
    Class IA....................................                     --          (1,529,177)                 --                  --
    Class IB....................................                     --              (5,628)                 --                  --
Increase from capital share
  transactions (Note 4).........................             13,700,175          89,118,942           3,968,067          11,025,001
 ....................................................................................................................................
Total increase in net assets....................             55,456,422          99,374,792          30,794,944          28,535,640
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)....................            305,972,802         206,598,010         135,536,124         107,000,484
 ....................................................................................................................................
End of period...................................           $361,429,224        $305,972,802        $166,331,068        $135,536,124
 ....................................................................................................................................
Undistributed net investment income (loss),
  end of period.................................           $  2,831,051        $   (654,990)       $   (259,523)       $   (233,349)
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                         Putnam VT                             Putnam VT
                                                                      Investors Fund                       Money Market Fund
                                                          Six months ended     Period ended      Six months ended      Year ended
                                                              June 30           December 31           June 30          December 31
                                                               1999+               1998*               1999+               1998
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
Operations:
Net investment income...........................           $     11,692        $    183,347        $ 14,956,085        $ 25,582,369
Net realized loss on investments and
  foreign currency transactions.................             (6,025,691)         (8,838,294)                 --                  --
Net unrealized appreciation
  of investments and assets and
  liabilities in foreign currencies.............             46,012,333          39,093,065                  --                  --
 ....................................................................................................................................
Net increase in net assets
  resulting from operations.....................             39,998,334          30,438,118          14,956,085          25,582,369
 ....................................................................................................................................
Distributions to shareholders:
From net investment income
    Class IA....................................                     --            (181,901)        (14,788,406)        (25,507,476)
    Class IB....................................                     --              (1,605)           (167,679)            (74,893)
From return of capital
    Class IA....................................                     --            (110,129)                 --                  --
    Class IB....................................                     --                (972)                 --                  --
Increase from capital share
  transactions (Note 4).........................            280,989,051         213,770,543          72,379,029         202,768,885
 ....................................................................................................................................
Total increase in net assets....................            320,987,385         243,914,054          72,379,029         202,768,885
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)....................            245,915,054           2,001,000         608,346,033         405,577,148
 ....................................................................................................................................
End of period...................................           $566,902,439        $245,915,054        $680,725,062        $608,346,033
 ....................................................................................................................................
Undistributed net investment income,
  end of period.................................           $     11,692        $         --        $         --        $         --
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Putnam VT                                 Putnam VT
                                                              New Opportunities Fund                        New Value Fund
                                                        Six months ended      Year ended         Six months ended      Year ended
                                                             June 30          December 31             June 30          December 31
                                                              1999+               1998                 1999+               1998
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
Operations:
Net investment income (loss)....................         $   (4,649,390)     $   (4,679,495)       $  1,801,100        $  3,116,783
Net realized gain on investments and
  foreign currency transactions.................            354,759,049          52,243,397          14,897,544           3,733,085
Net unrealized appreciation
  of investments and assets and
  liabilities in foreign currencies.............            102,556,423         621,550,838          19,145,707           7,492,278
 ....................................................................................................................................
Net increase in net assets
  resulting from operations.....................            452,666,082         669,114,740          35,844,351          14,342,146
 ....................................................................................................................................
Distributions to shareholders:
From net investment income
    Class IA....................................                     --                  --             (20,345)         (4,522,395)
    Class IB....................................                     --                  --                  --              (3,988)
From net realized gain on investments
    Class IA....................................            (51,876,522)        (40,377,073)         (4,292,862)         (4,472,218)
    Class IB....................................                (41,740)                 --            (14,678)               (755)
Increase from capital share
  transactions (Note 4).........................            159,358,557         368,601,899          14,562,702          55,434,143
 ....................................................................................................................................
Total increase in net assets....................            560,106,377         997,339,566          46,079,168          60,776,933
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)....................          3,587,583,424       2,590,243,858         256,167,784         195,390,851
 ....................................................................................................................................
End of period...................................         $4,147,689,801      $3,587,583,424        $302,246,952        $256,167,784
 ....................................................................................................................................
Undistributed net investment income (loss),
  end of period.................................         $   (4,649,390)     $           --        $  1,838,514        $     57,759
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Putnam VT                               Putnam VT
                                                               OTC & Emerging Growth Fund                    Research Fund
                                                          Six months ended       Period ended      Six months ended     Period ended
                                                              June 30            Decmeber 31           June 30           December 31
                                                               1999+                1998*               1999+              1998**
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
Operations:
Net investment income (loss)....................            $  (120,652)        $   (21,409)        $   122,885         $    21,881
Net realized gain (loss) on investments and
  foreign currency transactions.................               (221,263)         (2,732,544)          2,863,146             273,279
Net unrealized appreciation
  of investments and assets and
  liabilities in foreign currencies.............              6,742,469           5,873,260           2,483,614           1,979,496
 ....................................................................................................................................
Net increase in net assets
  resulting from operations.....................              6,400,554           3,119,307           5,469,645           2,274,656
 ....................................................................................................................................
Distributions to shareholders:
From net investment income
    Class IA....................................                     --                  --                  --             (21,723)
    Class IB....................................                     --                  --                  --                (158)
From net realized gain on investments
    Class IA....................................                     --                  --            (347,942)            (11,993)
    Class IB....................................                     --                  --              (6,869)               (105)
From return of capital
    Class IA....................................                     --             (10,506)                 --                  --
    Class IB....................................                     --                 (91)                 --                  --
Increase from capital share
  transactions (Note 4).........................             17,130,685          23,490,269          49,454,923          18,640,566
 ....................................................................................................................................
Total increase in net assets....................             23,531,239          26,598,979          54,569,757          20,881,243
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)....................             28,599,979           2,001,000          22,881,243           2,000,000
 ....................................................................................................................................
End of period...................................            $52,131,218         $28,599,979         $77,451,000         $22,881,243
 ....................................................................................................................................
Undistributed net investment income (loss),
  end of period.................................            $  (120,652)        $        --         $   122,885         $        --
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                              Putnam VT                                     Putnam VT
                                                           Small Cap Fund                       Utilities Growth and Income Fund
                                                             Period ended                       Six months ended      Year ended
                                                                June 30                              June 30          December 31
                                                                1999***                               1999+               1998
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
Operations:
Net investment income (loss)....................             $   (4,349)                         $   15,186,506      $   28,359,479
Net realized gain on investments and
  foreign currency transactions.................                 27,987                              14,355,250          29,497,527
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies.............                276,252                               3,286,311          70,693,208
 ....................................................................................................................................
Net increase in net assets
  resulting from operations.....................                299,890                              32,828,067         128,550,214
 ....................................................................................................................................
Distributions to shareholders:
From net investment income
    Class IA....................................                     --                             (28,075,188)        (25,052,399)
    Class IB....................................                     --                                 (76,882)                 --
From net realized gain on investments
    Class IA....................................                     --                             (29,484,585)        (43,178,545)
    Class IB....................................                     --                                 (81,067)                 --
Increase from capital share
  transactions (Note 4).........................              4,029,153                              47,487,736         134,550,230
 ....................................................................................................................................
Total increase in net assets....................              4,329,043                              22,598,081         194,869,500
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)....................              1,000,000                           1,017,126,041         822,256,541
 ....................................................................................................................................
End of period...................................             $5,329,043                          $1,039,724,122      $1,017,126,041
 ....................................................................................................................................
Undistributed net investment income (loss),
  end of period.................................             $   (4,349)                         $   15,034,854      $   28,000,418
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Putnam  VT                             Putnam VT
                                                                      Vista Fund                           Voyager Fund
                                                         Six months ended      Year ended       Six months ended      Year ended
                                                              June 30          December 31           June 30          December 31
                                                               1999+               1998               1999+               1998
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
Operations:
Net investment income (loss)....................           $   (394,503)       $   (275,761)     $    7,058,036      $    6,782,667
Net realized gain (loss) on investments and
  foreign currency transactions.................             44,452,158         (10,989,282)        682,504,539         508,086,665
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies.............             (2,671,292)         53,652,396         154,171,993         594,982,328
 ....................................................................................................................................
Net increase in net assets
  resulting from operations.....................             41,386,363          42,387,353         843,734,568       1,109,851,660
 ....................................................................................................................................
Distributions to shareholders:
From net investment income
    Class IA....................................                     --                  --          (6,563,907)        (11,793,024)
    Class IB....................................                     --                  --              (8,482)                 --
From net realized gain on investments
    Class IA....................................                     --                  --        (526,374,820)       (287,749,794)
    Class IB....................................                     --                  --            (786,010)                 --
Increase from capital share
  transactions (Note 4).........................             24,471,914          99,415,966         559,071,589         458,561,422
 ....................................................................................................................................
Total increase in net assets....................             65,858,277         141,803,319         869,072,938       1,268,870,264
 ....................................................................................................................................
Net assets:
Beginning of period (Note 5)....................            312,463,739         170,660,420       5,807,405,406       4,538,535,142
 ....................................................................................................................................
End of period...................................           $378,322,016        $312,463,739      $6,676,478,344      $5,807,405,406
 ....................................................................................................................................
Undistributed net investment income (loss),
  end of period.................................           $   (394,503)       $         --      $    6,874,084      $    6,388,437
------------------------------------------------------------------------------------------------------------------------------------

+   Unaudited.
*   From April 30, 1998 (commencement of operations) to December 31, 1998.
**  From September 30, 1998 (commencement of operations) to December 31, 1998.
*** From April 30, 1999 (commencement of operations) to June 30,1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Financial Highlights
CLASS IA
--------------------------------------------------------------------------------------------------------
                                                  Investment Operations
                                                                    Net
                                    Net                             Realized and
                                    Asset                           Unrealized
                                    Value,        Net               Gain (Loss)      Total from
                                    Beginning     Investment        on               Investment
Period ended                        of Period     Income (Loss)     Investments      Operations
--------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 1999+                      $ 8.33        $  .02(a)         $ 2.55           $ 2.57
December 31, 1998                     9.20           .08(a)           (.56)            (.48)
December 31, 1997                    11.01           .07             (1.66)           (1.59)
December 31, 1996                    10.23           .05               .88              .93
December 31, 1995***                 10.00           .06(a)(b)         .17              .23
 ........................................................................................................
Putnam VT Diversified Income Fund
June 30, 1999+                      $10.49        $  .38(a)         $ (.35)          $  .03
December 31, 1998                    11.31           .86(a)           (.99)            (.13)
December 31, 1997                    11.27           .82(a)           (.05)             .77
December 31, 1996                    11.03           .80(a)            .11              .91
December 31, 1995                     9.74           .71              1.09             1.80
December 31, 1994                    10.23           .61             (1.04)            (.43)
 ........................................................................................................
Putnam VT The George Putnam Fund of Boston
June 30, 1999+                      $10.28        $  .15(a)         $  .47           $  .62
December 31, 1998******              10.00           .18(a)(b)         .19              .37
 ........................................................................................................
Putnam VT Global Asset Allocation Fund
June 30, 1999+                      $18.94        $  .19(a)         $  .50           $  .69
December 31, 1998                    18.76           .46(a)           2.00             2.46
December 31, 1997                    17.25           .50              2.63             3.13
December 31, 1996                    16.15           .43              1.94             2.37
December 31, 1995                    13.19           .47              2.74             3.21
December 31, 1994                    14.29           .35              (.71)            (.36)
 ........................................................................................................
Putnam VT Global Growth Fund
June 30, 1999+                      $20.28        $  .02(a)         $ 1.49           $ 1.51
December 31, 1998                    18.34           .05(a)           5.01             5.06
December 31, 1997                    16.88           .13              2.18             2.31
December 31, 1996                    15.18           .17              2.35             2.52
December 31, 1995                    13.48           .20              1.85             2.05
December 31, 1994                    13.68           .13              (.26)            (.13)
 ........................................................................................................
Putnam VT Growth and Income Fund
June 30, 1999+                      $28.77        $  .23(a)         $ 2.63           $ 2.86
December 31, 1998                    28.32           .44(a)           3.77             4.21
December 31, 1997                    24.56           .48              5.07             5.55
December 31, 1996                    21.47           .65(a)           3.84             4.49
December 31, 1995                    16.44           .53              5.31             5.84
December 31, 1994                    17.38           .50              (.48)             .02
 ........................................................................................................
Putnam VT Health Sciences Fund
June 30, 1999+                      $10.94        $  .01(a)         $ (.76)          $ (.75)
December 31, 1998******              10.00           .01(a)(b)         .94              .95
 ........................................................................................................
Putnam VT High Yield Fund
June 30, 1999+                      $11.70        $  .57(a)         $ (.13)          $  .44
December 31, 1998                    13.62          1.31(a)          (1.98)            (.67)
December 31, 1997                    12.96          1.06               .65             1.71
December 31, 1996                    12.37          1.18(a)            .32             1.50
December 31, 1995                    11.46           .91              1.05             1.96
December 31, 1994                    12.53          1.05             (1.17)            (.12)
--------------------------------------------------------------------------------------------------------


Financial Highlights (continued)
CLASS IA
--------------------------------------------------------------------------------------------------------
                                 Less Distributions:

                                                               From          In Excess
                                 From           In Excess      Net           of Net
                                 Net            of Net         Realized      Realized        From
                                 Investment     Investment     Gain on       Gain on         Return
Period ended                     Income         Income         Investments   Investments     of Capital
--------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 1999+                   $    --        $    --        $    --       $    --         $    --
December 31, 1998                   (.38)            --             --            --            (.01)
December 31, 1997                   (.22)            --             --            --              --
December 31, 1996                   (.15)            --             --            --              --
December 31, 1995***                  --             --             --            --              --
 ........................................................................................................
Putnam VT Diversified Income Fund
June 30, 1999+                   $  (.74)       $    --        $    --       $    --         $    --
December 31, 1998                   (.48)            --           (.21)           --              --
December 31, 1997                   (.63)            --           (.10)           --              --
December 31, 1996                   (.67)            --             --            --              --
December 31, 1995                   (.51)            --             --            --              --
December 31, 1994                   (.06)            --             --            --              --
 ........................................................................................................
Putnam VT The George Putnam Fund of Boston
June 30, 1999+                   $    --        $    --        $  (.02)      $    --         $    --
December 31, 1998******             (.09)            --             --            --              --
 ........................................................................................................
Putnam VT Global Asset Allocation Fund
June 30, 1999+                   $  (.38)       $    --        $ (1.06)      $    --         $    --
December 31, 1998                   (.43)            --          (1.85)           --              --
December 31, 1997                   (.60)            --           1.02)           --              --
December 31, 1996                   (.44)            --           (.83)           --              --
December 31, 1995                   (.25)            --             --            --              --
December 31, 1994                   (.29)            --           (.43)         (.02)             --
 ........................................................................................................
Putnam VT Global Growth Fund
June 30, 1999+                   $  (.09)       $    --        $ (1.77)      $    --         $    --
December 31, 1998                   (.52)            --          (2.60)           --              --
December 31, 1997                   (.41)            --           (.44)           --              --
December 31, 1996                   (.25)            --           (.57)           --              --
December 31, 1995                   (.11)            --           (.24)           --              --
December 31, 1994                   (.05)            --           (.02)           --              --
 ........................................................................................................
Putnam VT Growth and Income Fund
June 30, 1999+                   $  (.41)       $    --        $ (2.04)      $    --         $    --
December 31, 1998                   (.50)            --          (3.26)           --              --
December 31, 1997                   (.52)            --          (1.27)           --              --
December 31, 1996                   (.51)            --           (.89)           --              --
December 31, 1995                   (.51)            --           (.30)           --              --
December 31, 1994                   (.38)            --           (.58)           --              --
 ........................................................................................................
Putnam VT Health Sciences Fund
June 30, 1999+                   $    --        $    --        $    --       $    --         $    --
December 31, 1998******             (.01)            --             --            --              --(e)
 ........................................................................................................
Putnam VT High Yield Fund
June 30, 1999+                   $ (1.26)       $    --        $    --       $    --         $    --
December 31, 1998                  (1.08)            --           (.17)           --              --
December 31, 1997                   (.94)            --           (.11)           --              --
December 31, 1996                   (.91)            --             --            --              --
December 31, 1995                  (1.05)            --             --            --              --
December 31, 1994                   (.79)            --           (.14)         (.02)             --
--------------------------------------------------------------------------------------------------------


Financial Highlights (continued)
CLASS IA
--------------------------------------------------------------------------------------------------------
                                                                          Total
                                                                          Investment
                                                                          Return at        Net Assets,
                                    Total             Net Asset Value,    Net Asset        End of Period
Period ended                        Distributions     End of Period       Value (%)(c)     (in thousands)
--------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 1999+                      $   --            $10.90              30.85*           $   137,959
December 31, 1998                     (.39)             8.33              (5.48)                90,667
December 31, 1997                     (.22)             9.20             (14.66)               112,902
December 31, 1996                     (.15)            11.01               9.10                130,548
December 31, 1995***                    --             10.23               2.30*                25,045
 ........................................................................................................
Putnam VT Diversified Income Fund
June 30, 1999+                      $ (.74)           $ 9.78                .23*           $   653,580
December 31, 1998                     (.69)            10.49              (1.37)               669,053
December 31, 1997                     (.73)            11.31               7.38                608,148
December 31, 1996                     (.67)            11.27               8.81                494,811
December 31, 1995                     (.51)            11.03              19.13                303,721
December 31, 1994                     (.06)             9.74              (4.23)               215,935
 ........................................................................................................
Putnam VT The George Putnam Fund of Boston
June 30, 1999+                      $ (.02)           $10.88               6.00*           $   228,485
December 31, 1998******               (.09)            10.28               3.69*               113,202
 ........................................................................................................
Putnam VT Global Asset Allocation Fund
June 30, 1999+                      $(1.44)           $18.19               3.79*           $   997,867
December 31, 1998                    (2.28)            18.94              13.47              1,020,354
December 31, 1997                    (1.62)            18.76              19.67                956,532
December 31, 1996                    (1.27)            17.25              15.62                747,734
December 31, 1995                     (.25)            16.15              24.71                535,666
December 31, 1994                     (.74)            13.19              (2.50)               414,223
 ........................................................................................................
Putnam VT Global Growth Fund
June 30, 1999+                      $(1.86)           $19.93               7.86*           $ 2,090,395
December 31, 1998                    (3.12)            20.28              29.71              1,987,094
December 31, 1997                     (.85)            18.34              14.33              1,611,503
December 31, 1996                     (.82)            16.88              17.20              1,344,887
December 31, 1995                     (.35)            15.18              15.67                831,593
December 31, 1994                     (.07)            13.48               (.96)               669,821
 ........................................................................................................
Putnam VT Growth and Income Fund
June 30, 1999+                      $(2.45)           $29.18              10.61*           $10,840,781
December 31, 1998                    (3.76)            28.77              15.42              9,948,386
December 31, 1997                    (1.79)            28.32              24.15              8,337,334
December 31, 1996                    (1.40)            24.56              21.92              5,679,100
December 31, 1995                     (.81)            21.47              36.71              3,312,306
December 31, 1994                     (.96)            16.44                .35              1,907,380
 ........................................................................................................
Putnam VT Health Sciences Fund
June 30, 1999+                      $   --            $10.19              (6.86)*          $   192,457
December 31, 1998******               (.01)            10.94               9.51*               134,436
 ........................................................................................................
Putnam VT High Yield Fund
June 30, 1999+                      $(1.26)           $10.88               3.92*           $ 1,025,160
December 31, 1998                    (1.25)            11.70              (5.86)             1,032,892
December 31, 1997                    (1.05)            13.62              14.34              1,025,298
December 31, 1996                     (.91)            12.96              12.81                769,918
December 31, 1995                    (1.05)            12.37              18.32                498,467
December 31, 1994                     (.95)            11.46               (.94)               327,119
--------------------------------------------------------------------------------------------------------


Financial Highlights (continued)
CLASS IA
--------------------------------------------------------------------------------------------------------
                                                         Ratio of Net
                                      Ratio of           Investment
                                      Expenses           Income to
                                      to Average Net     Average Net     Portfolio
Period ended                          Assets (%)(d)      Assets (%)      Turnover (%)
--------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 1999+                         .59*                .27*           88.44*
December 31, 1998                     1.12                1.01           136.49
December 31, 1997                     1.07                 .70           102.92
December 31, 1996                     1.23                 .84            66.10
December 31, 1995***                   .81(b)*             .72(b)*        67.72*
 ........................................................................................................
Putnam VT Diversified Income Fund
June 30, 1999+                         .38*               3.79*           58.45*
December 31, 1998                      .78                7.94           186.80
December 31, 1997                      .80                7.43           282.56
December 31, 1996                      .83                7.45           235.53
December 31, 1995                      .85                7.85           297.17
December 31, 1994                      .80                7.60           165.17
 ........................................................................................................
Putnam VT The George Putnam Fund of Boston
June 30, 1999+                         .41*               1.41*          106.85*
December 31, 1998******                .57(b)*            1.84(b)*        99.85*
 ........................................................................................................
Putnam VT Global Asset Allocation Fund
June 30, 1999+                         .38*               1.01*           79.53*
December 31, 1998                      .78                2.54           133.80
December 31, 1997                      .77                3.01           181.05
December 31, 1996                      .83                3.08           165.03
December 31, 1995                      .84                3.31           150.88
December 31, 1994                      .76                3.19           150.21
 ........................................................................................................
Putnam VT Global Growth Fund
June 30, 1999+                         .36*                .08*           81.81*
December 31, 1998                      .72                 .26           164.56
December 31, 1997                      .75                 .77           158.37
December 31, 1996                      .76                1.25            79.18
December 31, 1995                      .75                1.49            82.53
December 31, 1994                      .77                1.21            41.55
 ........................................................................................................
Putnam VT Growth and Income Fund
June 30, 1999+                         .25*                .81*           30.20*
December 31, 1998                      .50                1.59            63.62
December 31, 1997                      .51                2.08            64.96
December 31, 1996                      .54                2.90            39.57
December 31, 1995                      .57                3.34            50.87
December 31, 1994                      .62                3.64            46.43
 ........................................................................................................
Putnam VT Health Sciences Fund
June 30, 1999+                         .42*                .08*           54.05*
December 31, 1998******                .61(b)*             .14(b)*        39.68*
 ........................................................................................................
Putnam VT High Yield Fund
June 30, 1999+                         .36*               5.03*           30.00*
December 31, 1998                      .71               10.31            52.00
December 31, 1997                      .72                9.26            84.61
December 31, 1996                      .76                9.57            62.72
December 31, 1995                      .79                9.42            69.78
December 31, 1994                      .74                9.79            62.09
--------------------------------------------------------------------------------------------------------
See page 156 for Notes to Financial Highlights.




PUTNAM VARIABLE TRUST
Financial Highlights
CLASS IA
--------------------------------------------------------------------------------------------------------
                                                  Investment Operations
                                                                    Net
                                    Net                             Realized and
                                    Asset                           Unrealized
                                    Value,        Net               Gain (Loss)      Total from
                                    Beginning     Investment        on               Investment
Period ended                        of Period     Income (Loss)     Investments      Operations
--------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 1999+                      $13.73        $  .39(a)         $ (.66)          $ (.27)
December 31, 1998                    13.42           .82(a)            .24             1.06
December 31, 1997                    13.21           .88               .18             1.06
December 31, 1996                    13.74           .81              (.52)             .29
December 31, 1995                    12.22           .81              1.56             2.37
December 31, 1994                    13.53           .81             (1.24)            (.43)
 ........................................................................................................
Putnam VT International Growth Fund
June 30, 1999+                      $13.52        $  .07(a)         $ 1.60           $ 1.67
December 31, 1998                    11.43           .11(a)           2.03             2.14
December 31, 1997****                10.00           .05(b)           1.56             1.61
 ........................................................................................................
Putnam VT International Growth and Income Fund
June 30, 1999+                      $12.24        $  .14(a)         $ 1.51           $ 1.65
December 31, 1998                    11.53           .23(a)           1.06             1.29
December 31, 1997****                10.00           .07              1.87             1.94
 ........................................................................................................
Putnam VT International New Opportunities Fund
June 30, 1999+                      $11.49        $   --(a)(e)      $ 2.25           $ 2.25
December 31, 1998                     9.96          (.04)(a)(b)       1.59             1.55
December 31, 1997****                10.00           .01(b)           (.02)            (.01)
 ........................................................................................................
Putnam VT Investors Fund
June 30, 1999+                      $11.65        $   --(a)         $ 1.14           $ 1.14
December 31, 1998******              10.00           .02(a)(b)        1.65             1.67
 ........................................................................................................
Putnam VT Money Market Fund
June 30, 1999+                      $ 1.00        $.0227            $   --           $.0227
December 31, 1998                     1.00         .0510                --            .0510
December 31, 1997                     1.00         .0509                --            .0509
December 31, 1996                     1.00         .0497                --            .0497
December 31, 1995                     1.00         .0533                --            .0533
December 31, 1994                     1.00         .0377                --            .0377
 ........................................................................................................
Putnam VT New Opportunities Fund
June 30, 1999+                      $26.06        $ (.03)(a)        $ 3.24           $ 3.21
December 31, 1998                    21.23          (.04)             5.19             5.15
December 31, 1997                    17.22            --(e)           4.01             4.01
December 31, 1996                    15.63          (.01)             1.60             1.59
December 31, 1995                    10.82            --              4.84             4.84
December 31, 1994**                  10.00            --(b)            .82              .82
 ........................................................................................................
Putnam VT New Value Fund
June 30, 1999+                      $12.03        $  .08(a)         $ 1.63           $ 1.71
December 31, 1998                    11.76           .16(a)            .57              .73
December 31, 1997****                10.00           .18(a)           1.58             1.76
 ........................................................................................................
Putnam VT OTC & Emerging Growth Fund
June 30, 1999+                      $10.09        $ (.03)(a)(b)     $ 1.86           $ 1.83
December 31, 1998******              10.00          (.01)(a)(b)        .10              .09
 ........................................................................................................
Putnam VT Research Fund
June 30, 1999+                      $11.93        $  .03(a)(b)      $ 1.42           $ 1.45
December 31, 1998*******             10.00           .02(a)(b)        1.93             1.95
 ........................................................................................................
Putnam VT Small Cap Value Fund
June 30, 1999+********              $10.00        $ (.02)(a)        $ 1.01           $  .99
--------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
CLASS IA
--------------------------------------------------------------------------------------------------------
                                 Less Distributions:

                                                               From          In Excess
                                 From           In Excess      Net           of Net
                                 Net            of Net         Realized      Realized        From
                                 Investment     Investment     Gain on       Gain on         Return
Period ended                     Income         Income         Investments   Investments     of Capital
--------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 1999+                   $  (.72)        $  --         $ (.22)       $   --           $  --
December 31, 1998                   (.73)         (.02)            --            --              --
December 31, 1997                   (.85)           --             --            --              --
December 31, 1996                   (.82)           --             --            --              --
December 31, 1995                   (.85)           --             --            --              --
December 31, 1994                   (.66)         (.22)            --            --              --
 ........................................................................................................
Putnam VT International Growth Fund
June 30, 1999+                   $    --        $   --         $   --        $   --           $  --
December 31, 1998                   (.04)           --             --            --            (.01)
December 31, 1997****               (.05)         (.02)          (.04)         (.06)           (.01)
 ........................................................................................................
Putnam VT International Growth and Income Fund
June 30, 1999+                   $    --        $   --         $   --        $   --           $  --
December 31, 1998                   (.11)           --           (.22)         (.19)           (.06)
December 31, 1997****               (.08)         (.05)          (.28)           --              --
 ........................................................................................................
Putnam VT International New Opportunities Fund
June 30, 1999+                   $  (.01)       $   --         $   --        $   --           $  --
December 31, 1998                   (.02)           --             --            --              --
December 31, 1997****               (.01)         (.02)            --            --              --
 ........................................................................................................
Putnam VT Investors Fund
June 30, 1999+                   $    --        $   --         $   --        $   --           $  --
December 31, 1998******             (.01)           --             --            --            (.01)
 ........................................................................................................
Putnam VT Money Market Fund
June 30, 1999+                   $(.0227)       $   --         $   --        $   --           $  --
December 31, 1998                 (.0510)           --             --            --              --
December 31, 1997                 (.0509)           --             --            --              --
December 31, 1996                 (.0497)           --             --            --              --
December 31, 1995                 (.0533)           --             --            --              --
December 31, 1994                 (.0377)           --             --            --              --
 ........................................................................................................
Putnam VT New Opportunities Fund
June 30, 1999+                   $    --        $   --         $ (.37)       $   --           $  --
December 31, 1998                     --            --           (.32)           --              --
December 31, 1997                     --            --             --            --              --
December 31, 1996                     --            --             --            --              --
December 31, 1995                     --            --           (.02)           --            (.01)
December 31, 1994**                   --            --             --            --              --
 ........................................................................................................
Putnam VT New Value Fund
June 30, 1999+                   $    --(e)     $   --         $ (.21)       $   --           $  --
December 31, 1998                   (.23)           --           (.23)           --              --
December 31, 1997****                 --            --             --            --              --
 ........................................................................................................
Putnam VT OTC & Emerging Growth Fund
June 30, 1999+                   $    --        $   --         $   --        $   --           $  --
December 31, 1998******               --            --             --            --              --(e)
 ........................................................................................................
Putnam VT Research Fund
June 30, 1999+                   $    --        $   --         $ (.11)       $   --           $  --
December 31, 1998*******            (.01)           --           (.01)           --              --
 ........................................................................................................
Putnam VT Small Cap Value Fund
June 30, 1999+********           $    --        $   --         $   --        $   --           $  --
--------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
CLASS IA
--------------------------------------------------------------------------------------------------------
                                                                          Total
                                                                          Investment
                                                                          Return at        Net Assets,
                                    Total             Net Asset Value,    Net Asset        End of Period
Period ended                        Distributions     End of Period       Value (%)(c)     (in thousands)
--------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 1999+                      $  (.94)          $12.52              (2.07)*          $1,014,858
December 31, 1998                      (.75)           13.73               8.25             1,000,161
December 31, 1997                      (.85)           13.42               8.64               789,540
December 31, 1996                      (.82)           13.21               2.42               778,924
December 31, 1995                      (.85)           13.74              20.44               747,024
December 31, 1994                      (.88)           12.22              (3.23)              640,458
 ........................................................................................................
Putnam VT International Growth Fund
June 30, 1999+                      $    --           $15.19              12.35*           $  393,640
December 31, 1998                      (.05)           13.52              18.69               317,602
December 31, 1997****                  (.18)           11.43              16.13               150,884
 ........................................................................................................
Putnam VT International Growth and Income Fund
June 30, 1999+                      $    --           $13.89              13.48*           $  357,681
December 31, 1998                      (.58)           12.24              11.28               305,047
December 31, 1997****                  (.41)           11.53              19.43               206,598
 ........................................................................................................
Putnam VT International New Opportunities Fund
June 30, 1999+                      $  (.01)          $13.73              19.54*           $  163,788
December 31, 1998                      (.02)           11.49              15.58               135,451
December 31, 1997****                  (.03)            9.96               (.10)              107,000
 ........................................................................................................
Putnam VT Investors Fund
June 30, 1999+                      $    --           $12.79               9.79*           $  551,485
December 31, 1998******                (.02)           11.65              16.66*              243,296
 ........................................................................................................
Putnam VT Money Market Fund
June 30, 1999+                      $(.0227)          $ 1.00               2.29*           $  672,387
December 31, 1998                    (.0510)            1.00               5.19               595,158
December 31, 1997                    (.0509)            1.00               5.22               405,577
December 31, 1996                    (.0497)            1.00               5.08               437,132
December 31, 1995                    (.0533)            1.00               5.46               263,213
December 31, 1994                    (.0377)            1.00               3.82               244,064
 ........................................................................................................
Putnam VT New Opportunities Fund
June 30, 1999+                      $  (.37)          $28.90              12.41*           $4,141,247
December 31, 1998                      (.32)           26.06              24.38             3,586,225
December 31, 1997                        --            21.23              23.29             2,590,244
December 31, 1996                        --            17.22              10.17             1,674,197
December 31, 1995                      (.03)           15.63              44.87               515,109
December 31, 1994**                      --            10.82               8.20*               68,592
 ........................................................................................................
Putnam VT New Value Fund
June 30, 1999+                      $  (.21)          $13.53              14.39*           $  299,806
December 31, 1998                      (.46)           12.03               6.26               255,754
December 31, 1997****                    --            11.76              17.60               195,391
 ........................................................................................................
Putnam VT OTC & Emerging Growth Fund
June 30, 1999+                      $    --           $11.92              18.14*           $   50,520
December 31, 1998******                  --            10.09                .94*               28,059
 ........................................................................................................
Putnam VT Research Fund
June 30, 1999+                      $  (.11)          $13.27              12.20*           $   74,662
December 31, 1998*******               (.02)           11.93              19.51*               22,626
 ........................................................................................................
Putnam VT Small Cap Value Fund
June 30, 1999+********              $    --           $10.99               9.90*           $    4,904
--------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
CLASS IA
--------------------------------------------------------------------------------------------------------
                                                         Ratio of Net
                                      Ratio of           Investment
                                      Expenses           Income to
                                      to Average Net     Average Net     Portfolio
Period ended                          Assets (%)(d)      Assets (%)      Turnover (%)
--------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 1999+                          .33*             2.99*           125.69*
December 31, 1998                       .67              6.13            233.04
December 31, 1997                       .69              6.58            194.29
December 31, 1996                       .69              6.48            142.49
December 31, 1995                       .70              6.22            149.18
December 31, 1994                       .67              6.24            118.34
 ........................................................................................................
Putnam VT International Growth Fund
June 30, 1999+                          .50*              .47*           102.40*
December 31, 1998                      1.07               .84             98.31
December 31, 1997****                  1.20(b)            .79(b)          75.18
 ........................................................................................................
Putnam VT International Growth and Income Fund
June 30, 1999+                          .49*             1.08*            52.04*
December 31, 1998                       .99              1.86             62.61
December 31, 1997****                  1.12              1.11             53.20
 ........................................................................................................
Putnam VT International New Opportunities Fund
June 30, 1999+                         .78*               .02*           141.56*
December 31, 1998                     1.60(b)            (.36)(b)        157.72
December 31, 1997****                 1.60(b)             .09(b)         131.89
 ........................................................................................................
Putnam VT Investors Fund
June 30, 1999+                         .37*                --*            40.18*
December 31, 1998******                .57(b)*            .19(b)*         42.97*
 ........................................................................................................
Putnam VT Money Market Fund
June 30, 1999+                         .24*              2.26*               --
December 31, 1998                      .53               5.04                --
December 31, 1997                      .54               5.10                --
December 31, 1996                      .53               4.93                --
December 31, 1995                      .57               5.43                --
December 31, 1994                      .55               3.90                --
 ........................................................................................................
Putnam VT New Opportunities Fund
June 30, 1999+                         .29*              (.12)*           45.34*
December 31, 1998                      .61               (.16)            59.75
December 31, 1997                      .63               (.01)            71.78
December 31, 1996                      .72               (.13)            57.94
December 31, 1995                      .84               (.03)            30.87
December 31, 1994**                    .47(b)*            .03 (b)*        32.77 *
 ........................................................................................................
Putnam VT New Value Fund
June 30, 1999+                         .40*               .66*            49.77*
December 31, 1998                      .81               1.34            130.96
December 31, 1997****                  .85               1.59             64.15
 ........................................................................................................
Putnam VT OTC & Emerging Growth Fund
June 30, 1999+                         .45(b)*           (.31)(b)*        90.06*
December 31, 1998******                .60(b)*           (.16)(b)*        59.93*
 ........................................................................................................
Putnam VT Research Fund
June 30, 1999+                         .42(b)*            .26(b)*         83.99*
December 31, 1998*******               .22(b)*            .19(b)*         19.76*
 ........................................................................................................
Putnam VT Small Cap Value Fund
June 30, 1999+********                 .40*              (.14)*           25.22*
--------------------------------------------------------------------------------------------------------
See page 156 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST
Financial Highlights
CLASS IA
--------------------------------------------------------------------------------------------------------
                                                  Investment Operations
                                                                    Net
                                    Net                             Realized and
                                    Asset                           Unrealized
                                    Value,        Net               Gain (Loss)      Total from
                                    Beginning     Investment        on               Investment
Period ended                        of Period     Income (Loss)     Investments      Operations
--------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 1999+                      $18.19        $  .26(a)         $  .21           $  .47
December 31, 1998                    17.14           .54(a)           1.90             2.44
December 31, 1997                    14.80           .53              3.11             3.64
December 31, 1996                    13.28           .54              1.49             2.03
December 31, 1995                    10.68           .53              2.65             3.18
December 31, 1994                    12.00           .60             (1.44)            (.84)
 ........................................................................................................
Putnam VT Vista Fund
June 30, 1999+                      $14.72        $ (.02)(a)        $ 1.90           $ 1.88
December 31, 1998                    12.32          (.02)(a)          2.42             2.40
December 31, 1997****                10.00            --(e)           2.32             2.32
 ........................................................................................................
Putnam VT Voyager Fund
June 30, 1999+                      $45.85        $  .05(a)         $ 6.28           $ 6.33
December 31, 1998                    39.08           .05(a)           9.26             9.31
December 31, 1997                    32.53           .10              8.01             8.11
December 31, 1996                    30.50           .09              3.75             3.84
December 31, 1995                    22.20           .10              8.76             8.86
December 31, 1994                    22.41           .07               .14              .21
--------------------------------------------------------------------------------------------------------


Financial Highlights (continued)
CLASS IA
--------------------------------------------------------------------------------------------------------
                                 Less Distributions:

                                                               From          In Excess
                                 From           In Excess      Net           of Net
                                 Net            of Net         Realized      Realized        From
                                 Investment     Investment     Gain on       Gain on         Return
Period ended                     Income         Income         Investments   Investments     of Capital
--------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 1999+                   $  (.50)       $  --          $  (.52)      $  --            $  --
December 31, 1998                   (.51)          --             (.88)         --               --
December 31, 1997                   (.55)          --             (.75)         --               --
December 31, 1996                   (.51)          --               --          --               --
December 31, 1995                   (.58)          --               --          --               --
December 31, 1994                   (.35)          --             (.12)       (.01)              --
 ........................................................................................................
Putnam VT Vista Fund
June 30, 1999+                   $    --        $  --          $    --       $  --            $  --
December 31, 1998                     --           --               --          --               --
December 31, 1997****                 --(e)        --               --          --               --(e)
 ........................................................................................................
Putnam VT Voyager Fund
June 30, 1999+                   $  (.05)       $  --          $ (4.17)      $  --            $  --
December 31, 1998                   (.10)          --            (2.44)         --               --
December 31, 1997                   (.07)          --            (1.49)         --               --
December 31, 1996                   (.13)          --            (1.68)         --               --
December 31, 1995                   (.07)          --             (.49)         --               --
December 31, 1994                   (.05)          --             (.37)         --               --
--------------------------------------------------------------------------------------------------------


Financial Highlights (continued)
CLASS IA
--------------------------------------------------------------------------------------------------------
                                                                          Total
                                                                          Investment
                                                                          Return at        Net Assets,
                                    Total             Net Asset Value,    Net Asset        End of Period
Period ended                        Distributions     End of Period       Value (%)(c)     (in thousands)
--------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 1999+                      $ (1.02)          $17.64               3.26*           $1,035,401
December 31, 1998                     (1.39)           18.19              14.92             1,015,327
December 31, 1997                     (1.30)           17.14              27.10                822,25
December 31, 1996                      (.51)           14.80              15.80               657,429
December 31, 1995                      (.58)           13.28              31.08               530,461
December 31, 1994                      (.48)           10.68              (7.02)              384,169
 ........................................................................................................
Putnam VT Vista Fund
June 30, 1999+                      $    --           $16.60              12.77*            $ 375,185
December 31, 1998                        --            14.72              19.48               311,612
December 31, 1997****                    --            12.32              23.21               170,660
 ........................................................................................................
Putnam VT Voyager Fund
June 30, 1999+                      $ (4.22)          $47.96              14.54*           $6,653,668
December 31, 1998                     (2.54)           45.85              24.36             5,803,073
December 31, 1997                     (1.56)           39.08              26.51             4,538,535
December 31, 1996                     (1.81)           32.53              12.97             3,281,490
December 31, 1995                      (.56)           30.50              40.67             2,000,232
December 31, 1994                      (.42)           22.20               1.04             1,026,972
--------------------------------------------------------------------------------------------------------


Financial Highlights (continued)
CLASS IA
--------------------------------------------------------------------------------------------------------
                                                         Ratio of Net
                                      Ratio of           Investment
                                      Expenses           Income to
                                      to Average Net     Average Net     Portfolio
Period ended                          Assets (%)(d)      Assets (%)      Turnover (%)
--------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 1999+                          .36*             1.52*            10.26*
December 31, 1998                       .72              3.19             24.77
December 31, 1997                       .74              3.63             42.46
December 31, 1996                       .73              4.22             61.94
December 31, 1995                       .68              4.72             60.33
December 31, 1994                       .68              5.23             84.88
 ........................................................................................................
Putnam VT Vista Fund
June 30, 1999+                          .38*             (.12)*           78.58*
December 31, 1998                       .77              (.12)           116.48
December 31, 1997****                   .87                --             75.43
 ........................................................................................................
Putnam VT Voyager Fund
June 30, 1999+                          .29*              .11*            45.89*
December 31, 1998                       .58               .14             62.99
December 31, 1997                       .59               .30             82.00
December 31, 1996                       .63               .36             63.87
December 31, 1995                       .68               .49             57.51
December 31, 1994                       .71               .40             62.44
--------------------------------------------------------------------------------------------------------
See page 156 for Notes to Financial Highlights.




PUTNAM VARIABLE TRUST
Financial Highlights
CLASS IB
--------------------------------------------------------------------------------------------------------
                                                  Investment Operations
                                                                    Net
                                    Net                             Realized and
                                    Asset                           Unrealized
                                    Value,        Net               Gain (Loss)      Total from
                                    Beginning     Investment        on               Investment
Period ended                        of Period     Income            Investments      Operations
--------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 1999+                      $ 8.33        $  .01(a)         $ 2.54           $ 2.55
December 31, 1998******               8.57          (.01)(a)          (.23)            (.24)
 ........................................................................................................
Putnam VT Diversified Income Fund
June 30, 1999+                      $10.47        $  .37(a)         $ (.35)          $  .02
December 31, 1998*****               10.95           .62(a)          (1.10)            (.48)
 ........................................................................................................
Putnam VT The George Putnam Fund of Boston
June 30, 1999+                      $10.28        $  .14(a)         $  .48           $  .62
December 31, 1998******              10.00           .17(a)(b)         .20              .37
 ........................................................................................................
Putnam VT Global Asset Allocation Fund
June 30, 1999+                      $18.95        $  .18(a)         $  .49           $  .67
December 31, 1998******              18.16           .33(a)            .46              .79
 ........................................................................................................
Putnam VT Global Growth Fund
June 30, 1999+                      $20.28        $  .01(a)         $ 1.46           $ 1.47
December 31, 1998******              18.03          (.05)(a)          2.30             2.25
 ........................................................................................................
Putnam VT Growth and Income Fund
June 30, 1999+                      $28.75        $  .21(a)         $ 2.63           $ 2.84
December 31, 1998*****               28.02           .26(a)            .47              .73
 ........................................................................................................
Putnam VT Health Sciences Fund
June 30, 1999+                      $10.93        $   --(a)         $ (.74)          $ (.74)
December 31, 1998******              10.00          (.01)(a)(b)        .95              .94
 ........................................................................................................
Putnam VT High Yield Fund
June 30, 1999+                      $11.70        $  .56(a)         $ (.12)          $  .44
December 31, 1998******              12.99           .79(a)          (2.08)           (1.29)
 ........................................................................................................
Putnam VT Income Fund
June 30, 1999+                      $13.73        $  .39(a)         $ (.66)          $ (.27)
December 31, 1998******              12.88           .50(a)            .35              .85
 ........................................................................................................
Putnam VT International Growth Fund
June 30, 1999+                      $13.51        $  .07(a)         $ 1.59           $ 1.66
December 31, 1998******              13.44          (.04)(a)           .15              .11
 ........................................................................................................
Putnam VT International Growth and Income Fund
June 30, 1999+                      $12.24        $  .14(a)         $ 1.51           $ 1.65
December 31, 1998*****               13.36          (.01)(a)          (.57)            (.58)
 ........................................................................................................
Putnam VT International New Opportunities Fund
June 30, 1999+                      $11.48        $ (.02)(a)        $ 2.26           $ 2.24
December 31, 1998******              11.39          (.05)(a)(b)        .14              .09
 ........................................................................................................
Putnam VT Investors Fund
June 30, 1999+                      $11.64        $ (.01)(a)        $ 1.15           $ 1.14
December 31, 1998******              10.00           .01(a)(b)        1.64             1.65
 ........................................................................................................
Putnam VT Money Market Fund
June 30, 1999+                      $ 1.00        $.0218(a)         $   --           $.0218
December 31, 1998******               1.00         .0338(a)             --            .0338
 ........................................................................................................
Putnam VT New Opportunities Fund
June 30, 1999+                      $26.04        $ (.05)(a)        $ 3.23           $ 3.18
December 31, 1998******              23.94          (.05)(a)          2.15             2.10
 ........................................................................................................
Putnam VT New Value Fund
June 30, 1999+                      $12.02        $  .08(a)         $ 1.63           $ 1.71
December 31, 1998******              11.91           .13(a)            .13              .26
--------------------------------------------------------------------------------------------------------


Financial Highlights (continued)
CLASS IB
--------------------------------------------------------------------------------------------------------
                                 Less Distributions:

                                                From          In Excess
                                 From           Net           of Net
                                 Net            Realized      Realized        From
                                 Investment     Gain on       Gain on         Return
Period ended                     Income         Investments   Investments     of Capital
--------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 1999+                   $    --        $   --         $   --        $   --
December 31, 1998******               --            --             --            --
 ........................................................................................................
Putnam VT Diversified Income Fund
June 30, 1999+                   $  (.73)       $   --         $   --        $   --
December 31, 1998*****                --            --             --            --
 ........................................................................................................
Putnam VT The George Putnam Fund of Boston
June 30, 1999+                   $    --        $ (.02)        $   --        $   --
December 31, 1998******             (.09)           --             --            --
 ........................................................................................................
Putnam VT Global Asset Allocation Fund
June 30, 1999+                   $  (.37)       $(1.06)        $   --        $   --
December 31, 1998******               --            --             --            --
 ........................................................................................................
Putnam VT Global Growth Fund
June 30, 1999+                   $  (.08)       $(1.77)        $   --        $   --
December 31, 1998******               --            --             --            --
 ........................................................................................................
Putnam VT Growth and Income Fund
June 30, 1999+                   $  (.41)       $(2.04)        $   --        $   --
December 31, 1998*****                --            --             --            --
 ........................................................................................................
Putnam VT Health Sciences Fund
June 30, 1999+                   $    --        $   --         $   --        $   --
December 31, 1998******             (.01)           --             --            --(e)
 ........................................................................................................
Putnam VT High Yield Fund
June 30, 1999+                   $ (1.26)       $   --         $   --        $   --
December 31, 1998******               --            --             --            --
 ........................................................................................................
Putnam VT Income Fund
June 30, 1999+                   $  (.72)       $ (.22)        $   --        $   --
December 31, 1998******               --            --             --            --
 ........................................................................................................
Putnam VT International Growth Fund
June 30, 1999+                   $    --        $   --         $   --        $   --
December 31, 1998******             (.03)           --             --          (.01)
 ........................................................................................................
Putnam VT International Growth and Income Fund
June 30, 1999+                   $    --        $   --         $   --        $   --
December 31, 1998*****              (.11)         (.19)          (.18)         (.06)
 ........................................................................................................
Putnam VT International New Opportunities Fund
June 30, 1999+                   $    --(e)     $   --         $   --        $   --
December 31, 1998******               --            --             --            --
 ........................................................................................................
Putnam VT Investors Fund
June 30, 1999+                   $    --        $   --         $   --        $   --
December 31, 1998******             (.01)           --             --            --(e)
 ........................................................................................................
Putnam VT Money Market Fund
June 30, 1999+                   $(.0218)       $   --         $   --        $   --
December 31, 1998******           (.0338)           --             --            --
 ........................................................................................................
Putnam VT New Opportunities Fund
June 30, 1999+                   $    --        $ (.37)        $   --        $   --
December 31, 1998******               --            --             --            --
 ........................................................................................................
Putnam VT New Value Fund
June 30, 1999+                   $    --        $ (.21)        $   --        $   --
December 31, 1998******             (.13)         (.02)            --            --
--------------------------------------------------------------------------------------------------------


Financial Highlights (continued)
CLASS IB
--------------------------------------------------------------------------------------------------------
                                                                          Total
                                                                          Investment
                                                                          Return at        Net Assets,
                                    Total             Net Asset Value,    Net Asset        End of Period
Period ended                        Distributions     End of Period       Value (%)(c)     (in thousands)
--------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 1999+                      $    --           $10.88              30.61*           $ 1,800
December 31, 1998******                  --             8.33              (2.80)*              111
 ........................................................................................................
Putnam VT Diversified Income Fund
June 30, 1999+                      $  (.73)          $ 9.76                .21*           $ 6,114
December 31, 1998*****                   --            10.47              (4.38)*            1,963
 ........................................................................................................
Putnam VT The George Putnam Fund of Boston
June 30, 1999+                      $  (.02)          $10.88               6.00*           $ 9,637
December 31, 1998******                (.09)           10.28               3.69*             1,924
 ........................................................................................................
Putnam VT Global Asset Allocation Fund
June 30, 1999+                      $ (1.43)          $18.19               3.71*           $ 2,439
December 31, 1998******                  --            18.95               4.35*             1,319
 ........................................................................................................
Putnam VT Global Growth Fund
June 30, 1999+                      $ (1.85)          $19.90               7.69*           $ 5,352
December 31, 1998******                  --            20.28              12.48*               823
 ........................................................................................................
Putnam VT Growth and Income Fund
June 30, 1999+                      $ (2.45)          $29.14              10.53*           $34,763
December 31, 1998*****                   --            28.75               2.61*             7,583
 ........................................................................................................
Putnam VT Health Sciences Fund
June 30, 1999+                      $    --           $10.19              (6.77)*          $ 5,167
December 31, 1998******                (.01)           10.93               9.40*             2,129
 ........................................................................................................
Putnam VT High Yield Fund
June 30, 1999+                      $ (1.26)          $10.88               3.90*           $ 6,051
December 31, 1998******                  --            11.70              (9.93)*            1,840
 ........................................................................................................
Putnam VT Income Fund
June 30, 1999+                      $  (.94)          $12.52              (2.08)*          $ 6,102
December 31, 1998******                  --            13.73               6.60*             2,288
 ........................................................................................................
Putnam VT International Growth Fund
June 30, 1999+                      $    --           $15.17              12.29*           $ 4,769
December 31, 1998******                (.04)           13.51                .81*             1,234
 ........................................................................................................
Putnam VT International Growth and Income Fund
June 30, 1999+                      $    --           $13.89              13.48*           $ 3,748
December 31, 1998*****                 (.54)           12.24              (4.24)*              926
 ........................................................................................................
Putnam VT International New Opportunities Fund
June 30, 1999+                      $    --           $13.72              19.52*           $ 2,543
December 31, 1998******                  --            11.48                .79*                85
 ........................................................................................................
Putnam VT Investors Fund
June 30, 1999+                      $    --           $12.78               9.79*           $15,417
December 31, 1998******                (.01)           11.64              16.54*             2,619
 ........................................................................................................
Putnam VT Money Market Fund
June 30, 1999+                      $(.0218)          $ 1.00               2.20*           $ 8,338
December 31, 1998******              (.0338)            1.00               3.42*            13,188
 ........................................................................................................
Putnam VT New Opportunities Fund
June 30, 1999+                      $  (.37)          $28.85              12.30*           $ 6,442
December 31, 1998******                  --            26.04               8.77*             1,359
 ........................................................................................................
Putnam VT New Value Fund
June 30, 1999+                      $  (.21)          $13.52              14.39*           $ 2,441
December 31, 1998******                (.15)           12.02               2.28*               414
--------------------------------------------------------------------------------------------------------


Financial Highlights (continued)
CLASS IB
--------------------------------------------------------------------------------------------------------
                                                         Ratio of Net
                                      Ratio of           Investment
                                      Expenses           Income to
                                      to Average Net     Average Net     Portfolio
Period ended                          Assets (%)(d)      Assets (%)      Turnover (%)
--------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 1999+                          .66*               .11*           88.44*
December 31, 1998******                 .85*              (.10)*         136.49
 ........................................................................................................
Putnam VT Diversified Income Fund
June 30, 1999+                          .45*              3.69*           58.45*
December 31, 1998*****                  .69*              5.74*          186.80
 ........................................................................................................
Putnam VT The George Putnam Fund of Boston
June 30, 1999+                          .49*              1.35*          106.85*
December 31, 1998******                 .67(b)*           1.74(b)*        99.85*
 ........................................................................................................
Putnam VT Global Asset Allocation Fund
June 30, 1999+                          .46*               .94*           79.53*
December 31, 1998******                 .63*              1.82*          133.80
 ........................................................................................................
Putnam VT Global Growth Fund
June 30, 1999+                          .43*               .04*           81.81*
December 31, 1998******                 .59*              (.34)*         164.56
 ........................................................................................................
Putnam VT Growth and Income Fund
June 30, 1999+                          .32*               .74*           30.20*
December 31, 1998*****                  .49*              1.20*           63.62
 ........................................................................................................
Putnam VT Health Sciences Fund
June 30, 1999+                          .50*                --*           54.05*
December 31, 1998******                 .71(b)*           (.11)(b)*       39.68*
 ........................................................................................................
Putnam VT High Yield Fund
June 30, 1999+                          .43*              4.95*           30.00*
December 31, 1998******                 .58*              7.63*           52.00
 ........................................................................................................
Putnam VT Income Fund
June 30, 1999+                          .41*              2.93*          125.69*
December 31, 1998******                 .56*              4.03*          233.04
 ........................................................................................................
Putnam VT International Growth Fund
June 30, 1999+                          .57*               .45*          102.40*
December 31, 1998******                 .83*              (.29)*          98.31
 ........................................................................................................
Putnam VT International Growth and Income Fund
June 30, 1999+                          .57*              1.12*           52.04*
December 31, 1998*****                  .84(b)*           (.07)(b)*       62.61
 ........................................................................................................
Putnam VT International New Opportunities Fund
June 30, 1999+                          .86*              (.15)*         141.56*
December 31, 1998******                1.18*              (.44)(b)*      157.72
 ........................................................................................................
Putnam VT Investors Fund
June 30, 1999+                          .45*              (.08)*          40.18*
December 31, 1998******                 .67(b)*            .03(b)*        42.97*
 ........................................................................................................
Putnam VT Money Market Fund
June 30, 1999+                          .32*              2.16*              --
December 31, 1998******                 .46*              3.18*              --
 ........................................................................................................
Putnam VT New Opportunities Fund
June 30, 1999+                          .37*              (.20)*          45.34*
December 31, 1998******                 .51*              (.25)*          59.75
 ........................................................................................................
Putnam VT New Value Fund
June 30, 1999+                          .47*               .65*           49.77*
December 31, 1998******                 .65*              1.26*          130.96
--------------------------------------------------------------------------------------------------------
See page 156 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST
Financial Highlights
CLASS IB
--------------------------------------------------------------------------------------------------------
                                                  Investment Operations
                                                                    Net
                                    Net                             Realized and
                                    Asset                           Unrealized
                                    Value,        Net               Gain (Loss)      Total from
                                    Beginning     Investment        on               Investment
Period ended                        of Period     Income            Investments      Operations
--------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 1999+                      $10.08        $ (.04)(a)(b)     $ 1.88           $ 1.84
December 31, 1998******              10.00          (.03)(a)(b)        .11              .08
 ........................................................................................................
Putnam VT Research Fund
June 30, 1999+                      $11.90        $  .02(a)(b)      $ 1.44           $ 1.46
December 31, 1998*******             10.00           .02(a)(b)        1.90             1.92
 ........................................................................................................
Putnam VT Small Cap Value Fund
June 30, 1999+********              $10.00        $ (.02)(a)        $ 1.01           $  .99
 ........................................................................................................
Putnam VT Utilities Growth and
Income Fund
June 30, 1999+                      $18.19        $  .25(a)         $  .22           $  .47
December 31, 1998******              16.19           .29(a)           1.71             2.00
 ........................................................................................................
Putnam VT Vista Fund
June 30, 1999+                      $14.73        $ (.03)(a)        $ 1.89           $ 1.86
December 31, 1998******              13.76          (.02)(a)           .99              .97
 ........................................................................................................
Putnam VT Voyager Fund
June 30, 1999+                      $45.81        $  .05(a)         $ 6.25           $ 6.30
December 31, 1998******              41.55          (.01)(a)          4.27             4.26
--------------------------------------------------------------------------------------------------------


Financial Highlights (continued)
CLASS IB
--------------------------------------------------------------------------------------------------------
                                 Less Distributions:

                                                From          In Excess
                                 From           Net           of Net
                                 Net            Realized      Realized        From
                                 Investment     Gain on       Gain on         Return
Period ended                     Income         Investments   Investments     of Capital
--------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 1999+                   $   --         $   --         $   --        $   --
December 31, 1998******              --             --             --            --(e)
 ........................................................................................................
Putnam VT Research Fund
June 30, 1999+                   $   --         $ (.11)        $   --        $   --
December 31, 1998*******           (.01)          (.01)            --            --
 ........................................................................................................
Putnam VT Small Cap Value Fund
June 30, 1999+********           $   --         $   --         $   --        $   --
 ........................................................................................................
Putnam VT Utilities Growth and
Income Fund
June 30, 1999+                   $ (.50)        $ (.52)        $   --        $   --
December 31, 1998******              --             --             --            --
 ........................................................................................................
Putnam VT Vista Fund
June 30, 1999+                   $   --         $   --         $   --        $   --
December 31, 1998******              --             --             --            --
 ........................................................................................................
Putnam VT Voyager Fund
June 30, 1999                    $ (.05)        $(4.17)        $   --        $   --
December 31, 1998******              --             --             --            --
--------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
CLASS IB
--------------------------------------------------------------------------------------------------------
                                                                          Total
                                                                          Investment
                                                                          Return at        Net Assets,
                                    Total             Net Asset Value,    Net Asset        End of Period
Period ended                        Distributions     End of Period       Value (%)(c)     (in thousands)
--------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 1999                       $   --            $11.92              18.25*           $ 1,612
December 31, 1998******                 --             10.08                .82*               541
 ........................................................................................................
Putnam VT Research Fund
June 30, 1999+                      $ (.11)           $13.25              12.31*           $ 2,789
December 31, 1998*******              (.02)            11.90              19.19*               255
 ........................................................................................................
Putnam VT Small Cap Value Fund
June 30, 1999+********              $   --            $10.99               9.90*               425
 ........................................................................................................
Putnam VT Utilities Growth and
Income Fund
June 30, 1999+                      $(1.02)           $17.64               3.25*           $ 4,323
December 31, 1998******                 --             18.19              12.35*             1,799
 ........................................................................................................
Putnam VT Vista Fund
June 30, 1999+                      $   --            $16.59              12.63*           $ 3,137
December 31, 1998******                 --             14.73               7.05*               851
 ........................................................................................................
Putnam VT Voyager Fund
June 30, 1999+                      $(4.22)           $47.89              14.46*           $22,810
December 31, 1998******                 --             45.81              10.25*             4,332
--------------------------------------------------------------------------------------------------------


Financial Highlights (continued)
CLASS IB
--------------------------------------------------------------------------------------------------------
                                                         Ratio of Net
                                      Ratio of           Investment
                                      Expenses           Income to
                                      to Average Net     Average Net     Portfolio
Period ended                          Assets (%)(d)      Assets (%)      Turnover (%)
--------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 1999+                          .52(b)*           (.39)(b)*      90.06*
December 31, 1998******                 .71(b)*           (.42)(b)*      59.93*
 ........................................................................................................
Putnam VT Research Fund
June 30, 1999+                          .50(b)*            .19(b)*       83.99*
December 31, 1998*******                .25(b)*            .15(b)*       19.76*
 ........................................................................................................
Putnam VT Small Cap Value Fund
June 30, 1999+********                  .43*              (.19)*         25.22*
 ........................................................................................................
Putnam VT Utilities Growth and
Income Fund
June 30, 1999+                          .43*              1.42*          10.26*
December 31, 1998******                 .59*              1.98*          24.77
 ........................................................................................................
Putnam VT Vista Fund
June 30, 1999+                          .45*              (.17)*         78.58 *
December 31, 1998******                 .62*              (.18)*        116.48
 ........................................................................................................
Putnam VT Voyager Fund
June 30, 1999+                          .36*               .12 *         45.89*
December 31, 1998******                 .49*              (.04)*         62.99
--------------------------------------------------------------------------------------------------------
See page 156 for Notes to Financial Highlights.


PUTNAM VARIABLE TRUST
Notes to Financial Highlights

+        Unaudited.
*        Not annualized.
**       For the period May 2, 1994 (commencement of operations) to December 31, 1994.
***      For the period May 1, 1995 (commencement of operations) to December 31, 1995.
****     For the period January 2, 1997 (commencement of operations) to December 31, 1997.
*****    For the period April 6, 1998 (commencement of operations) to December 31, 1998.
******   For the period April 30, 1998 (commencement of operations) to December 31, 1998.
*******  For the period September 30, 1998 (commencement of operations) to December 31, 1998.
******** For the period April 30, 1999 (commencement of operations) to June 30, 1999.
(a)      Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(b)      Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the following funds reflect a reduction of approximately the amounts per share noted for the following periods:
                                                                  6/30/99          12/31/98     12/31/97     12/31/95     12/31/94
                                                                 ---------        ----------   ----------   ----------   ----------
         Putnam VT Asia Pacific Growth Fund Class IA                                                             0.03
         Putnam VT George Putnam of Boston Fund Class IA                               0.03
         Putnam VT George Putnam of Boston Fund Class IB                               0.03
         Putnam VT Health Sciences Fund Class IA                                       0.01
         Putnam VT Health Sciences Fund Class IB                                       0.01
         Putnam VT International Growth Fund Class IA                                               0.01
         Putnam VT International New Opportunities Fund Class IA              less than .01         0.02
         Putnam VT International New Opportunities Fund Class IB              less than .01
         Putnam VT Investors Fund Class IA                                    less than .01
         Putnam VT Investors Fund Class IB                                    less than .01
         Putnam VT New Opportunities Fund Class IA                                                                            0.02
         Putnam VT OTC and Emerging Markets Fund Class IA            0.02              0.06
         Putnam VT OTC and Emerging Markets Fund Class IB            0.02              0.05
         Putnam VT Research Fund Class IA                            0.02              0.03
         Putnam VT Research Fund Class IB                            0.02              0.03
(c)      Total return assumes dividend reinvestment.
(d)      The ratio of expenses to average net assets for the periods ended December 31, 1995, and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).
(e)      Net investment income, distributions from net investment income and returns of capital were less than $0.01 per share.



PUTNAM VARIABLE TRUST

Notes to Financial Statements
June 30, 1999 (Unaudited)

NOTE 1
SIGNIFICANT
ACCOUNTING
POLICIES

Putnam Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company (except for Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund, which are non-diversified) which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of class IA shares and class IB shares of beneficial interest. The Trust currently offers the following twenty-two funds: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund (formerly Putnam VT U.S. Government and High Quality Bond Fund), Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund.

The Trust offers class IA and class IB shares. On April 30, 1999, the Trust began offering class IA and class IB shares for Putnam VT Small Cap Value Fund. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee.

Expenses of each fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation For all funds other than Putnam VT Money Market Fund, investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market on which such securities are traded, or, if no sales are reported-as in the case of some securities traded over-the-counter-the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, or dealers which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. (See Sections F and G with respect to the valuation of forward currency contracts, futures and options).

The valuation of Putnam VT Money Market Fund's portfolio is determined by means of the amortized cost method, which approximates market value, as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, each fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The funds, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the Trust are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Trust after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The Trust does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts Each fund (except Putnam VT Money Market
Fund) may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts Each fund (other than Putnam VT High Yield Fund and Putnam VT Money Market Fund) may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. Each fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Swap contracts Putnam VT Global Growth Fund and Putnam VT International New Opportunities Fund may engage in swap agreements, which are an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into equity swap agreements, to manage its exposure to equity markets, which involve a commitment by one party to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

I) TBA purchase commitments Each fund, (except for Putnam VT Money Market Fund), may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although a fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

J) TBA sale commitments Each fund, (except for Putnam VT Money Market
Fund), may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

K) Line of credit All funds, (except Putnam VT Money Market Fund, Putnam VT Research Fund and Putnam VT Small Cap Value Fund), have entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended June 30, 1999, the funds had no borrowings against the line of credit.

L) Federal income taxes Each fund of the Trust is created as a separate entity for federal income tax purposes. It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

At December 31, 1998 the following funds had capital loss carryovers, which will expire on the following dates:

                                  Loss Carryover         Expiration Date
------------------------------------------------------------------------
Putnam VT Asia Pacific
Growth Fund                         $   202,000        December 31, 2003
                                      1,664,000        December 31, 2004
                                      9,139,000        December 31, 2005
                                     24,738,000        December 31, 2006

Putnam VT Diversified
Income Fund                          17,454,000        December 31, 2004

Putnam VT Health
Sciences Fund                         3,580,000        December 31, 2006

Putnam VT High
Yield Fund                           19,270,000        December 31, 2006

Putnam VT International
Growth Fund                           3,461,653        December 31, 2006

Putnam VT International
New Opportunities
Fund                                  1,359,000        December 31, 2005
                                     10,838,000        December 31, 2006

Putnam VT Investors
Fund                                  7,569,000        December 31, 2006

Putnam VT OTC &
Emerging Growth Fund                  1,801,000        December 31, 2006

Putnam VT Vista Fund                    817,000        December 31, 2005
                                     12,305,000        December 31, 2006
------------------------------------------------------------------------

These capital loss carryovers may be used to offset realized gains, if any.

M) Distributions to shareholders Distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

N) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

O) Beneficial Interest At June 30, 1999, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of each fund. From 76.7% to almost 100% of each fund is owned by accounts of one group of insurance companies.




NOTE 2
MANAGEMENT FEE,  ADMINISTRATIVE SERVICES,
AND OTHER TRANSACTIONS

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the funds. The following summarizes the management fee rates in effect at June 30, 1999:

                                                                 Rate
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                                0.80% of the first $500 million of average net assets,
Putnam VT International Growth Fund                               0.70% of the next $500 million,
Putnam VT International Growth and Income Fund                    0.65% of the next $500 million,
Putnam VT Small Cap Value Fund                                    0.60% of the next $5 billion,
                                                                  0.575% of the next $5 billion,
                                                                  0.555% of the next $5 billion,
                                                                  0.54% of the next $5 billion,
                                                                  and 0.53% thereafter.
 .......................................................................................................................
Putnam VT Global Growth Fund                                      0.60% of average net assets.
 .......................................................................................................................
Putnam VT Money Market Fund                                       0.45% of first $500 million of average net assets,
                                                                  0.35% of the next $500 million,
                                                                  0.30% of the next $500 million,
                                                                  0.25% of the next $5 billion,
                                                                  0.225% of the next $5 billion,
                                                                  0.205% of the next $5 billion,
                                                                  0.19% of the next $5 billion,
                                                                  and 0.18% thereafter.
 .......................................................................................................................
Putnam VT The George Putnam Fund of Boston                        0.65% of first $500 million of average net assets,
Putnam VT Growth and Income Fund                                  0.55% of the next $500 million,
Putnam VT Income Fund                                             0.50% of the next $500 million,
Putnam VT Investors Fund                                          0.45% of the next $5 billion,
Putnam VT Research Fund                                           0.425% of the next $5 billion,
Putnam VT Vista Fund                                              0.405% of the next $5 billion,
                                                                  0.39% of the next $5 billion,
                                                                  and 0.38% thereafter.
 .......................................................................................................................
Putnam VT Diversified Income Fund                                 0.70% of first $500 million of average net assets,
Putnam VT Global Asset Allocation Fund                            0.60% of the next $500 million,
Putnam VT Health Sciences Fund                                    0.55% of the next $500 million,
Putnam VT High Yield Fund                                         0.50% of the next $5 billion,
Putnam VT New Opportunities Fund                                  0.475% of the next $5 billion,
Putnam VT New Value Fund                                          0.455% of the next $5 billion,
Putnam VT OTC & Emerging Growth Fund                              0.44% of the next $5 billion,
Putnam VT Utilities Growth and Income Fund                        and 0.43% thereafter.
Putnam VT Voyager Fund
 .......................................................................................................................
Putnam VT International New Opportunities Fund*                   1.20% of the first $500 million of average net assets,
                                                                  1.10% of the next $500 million,
                                                                  1.05% of the next $500 million,
                                                                  1.00% of the next $5 billion.
                                                                  0.975% of the next $5 billion,
                                                                  0.955% of the next $5 billion,
                                                                  0.94% of the next $5 billion,
                                                                  and 0.93% thereafter.
-----------------------------------------------------------------------------------------------------------------------

*On June 4, 1999, the Trustees approved the following management fee rates to be effective July 1, 1999: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion, and 0.73%
 thereafter.




Putnam Management has voluntarily agreed to limit expenses of Putnam VT The George Putnam Fund of Boston, Putnam VT OTC & Emerging Growth Fund and Putnam VT Research Fund to an annual rate of 0.85%, 0.90% and 0.85%, respectively of the fund's average daily net assets. The fund's expenses subject to this limitation are exclusive of brokerage, interest, taxes, insurance, amortization of deferred organization expenses, extraordinary expenses, payments under the funds' distribution plan with respect to class IB shares and credits from Putnam Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam Investments, Inc., if any. The limitations for Putnam VT The George Putnam Fund of Boston, Putnam VT OTC & Emerging Growth Fund and Putnam VT Research Fund will expire on July 31, 1999, December 31, 1999 and December 31, 1999 respectively.

As part of the custodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Growth and Income Fund, and Putnam VT Voyager Fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the funds. At June 30, 1999, the payable to the subcustodian bank represents the amount due for cash advanced for the settlement of securities purchased.

The Trust reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended June 30, 1999, each fund's expenses were reduced by the following amounts under expense offset arrangements with PFTC and brokerage service arrangements.

Putnam VT Asia Pacific Growth Fund                         $  2,341
Putnam VT Diversified Income Fund                            17,817
Putnam VT The George Putnam Fund of Boston                   11,296
Putnam VT Global Asset Allocation Fund                       44,768
Putnam VT Global Growth Fund                                 35,967
Putnam VT Growth and Income Fund                            534,038
Putnam VT Health Sciences Fund                                2,149
Putnam VT High Yield Fund                                    20,722
Putnam VT Income Fund                                        71,953
Putnam VT International Growth Fund                          20,193
Putnam VT International Growth and Income Fund                4,076
Putnam VT International New Opportunities Fund                3,998
Putnam VT Investors Fund                                      4,872
Putnam VT Money Market Fund                                      --
Putnam VT New Opportunities Fund                            108,183
Putnam VT New Value Fund                                     25,438
Putnam VT OTC & Emerging Growth Fund                            724
Putnam VT Research Fund                                       2,627
Putnam VT Small Cap Value Fund                                  172
Putnam VT Utilities Growth and Income Fund                       --
Putnam VT Vista Fund                                          3,469
Putnam VT Voyager Fund                                      169,990

Investor servicing and custodian fees reported in the Statement of operations exclude these credits. Each fund could have invested a portion of these assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $25,290 has been allocated to the Trust, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

Each fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Each fund has adopted a distribution plan (the "Plan") with respect to its class IB shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The Trustees currently limit payment by the fund to an annual rate of 0.15% of the average net assets.




NOTE 3
PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 1999, purchases and sales of investment securities (other than short-term investments) were as follows:

                                                                 U.S. Government
                                                                   Obligations                      Other Securities
--------------------------------------------------------------------------------------------------------------------------
                                                        Purchases          Sales            Purchases            Sales
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                    $         --      $         --    $  103,885,346      $  91,213,988
Putnam VT Diversified Income Fund                      175,741,942       135,182,606       220,858,641        240,540,279
Putnam VT The George Putnam Fund of Boston             119,516,589       108,976,039       157,838,003         61,456,924
Putnam VT Global Asset Allocation Fund                  52,757,892        80,016,821       686,967,868        700,566,878
Putnam VT Global Growth Fund                                    --                --     1,630,418,560      1,692,647,500
Putnam VT Growth and Income Fund                                --                --     3,113,301,572      3,063,235,563
Putnam VT Health Sciences Fund                                  --                --       156,523,771         87,298,765
Putnam VT High Yield Fund                                       --                --       318,797,683        301,129,442
Putnam VT Income Fund                                  844,977,508       831,297,616       454,342,654        378,909,714
Putnam VT International Growth Fund                             --                --       397,919,056        355,400,668
Putnam VT International Growth and Income Fund                  --                --       158,437,244        166,007,797
Putnam VT International New Opportunities Fund                  --                --       197,532,185        202,386,851
Putnam VT Investors Fund                                        --                --       429,333,516        156,252,525
Putnam VT New Opportunities Fund                                --                --     1,761,602,081      1,681,774,084
Putnam VT New Value Fund                                        --                --       140,413,015        131,907,623
Putnam VT OTC & Emerging Growth Fund                            --                --        48,552,645         31,501,902
Putnam VT Research Fund                                         --                --        87,622,521         39,070,788
Putnam VT Small Cap Value Fund                                  --                --         5,191,185            683,305
Putnam VT Utilities Growth and Income Fund                      --                --       141,408,951        100,681,348
Putnam VT Vista Fund                                            --                --       292,040,099        263,084,460
Putnam VT Voyager Fund                                          --                --     2,741,381,754      2,848,713,216

Putnam VT Money Market Fund: Purchases and sales (including maturities) of investment securities
(all short-term obligations) aggregated $5,933,638,473 and $5,853,661,196, respectively.

In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.






NOTE 4
CAPITAL SHARES

At June 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                                      Six months ended June 30         Year ended December 31
--------------------------------------------------------------------------------------------------------------------------------
Class IA                                                                       1999                             1998
--------------------------------------------------------------------------------------------------------------------------------
                                                                    Shares               Amount       Shares            Amount
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
Shares sold                                                       11,644,640        $110,354,237    14,515,839      $121,743,149
Shares issued in connection with reinvestment of distributions            --                  --       522,362         4,643,577
 ................................................................................................................................
                                                                  11,644,640         110,354,237    15,038,201       126,386,726
Shares repurchased                                                (9,873,443)        (92,791,760)  (16,420,839)     (137,629,809)
 ................................................................................................................................
Net increase (decrease)                                            1,771,197         $17,562,477    (1,382,638)     $(11,243,083)
 ................................................................................................................................
Putnam VT Diversified Income Fund
Shares sold                                                        1,181,092         $12,023,605     8,709,460       $94,044,101
Shares issued in connection with reinvestment of distributions     4,725,338          46,355,564     3,487,558        38,015,120
 ................................................................................................................................
                                                                   5,906,430          58,379,169    12,197,018       132,059,221
Shares repurchased                                                (2,855,194)        (29,120,749)   (2,147,661)      (22,878,046)
 ................................................................................................................................
Net increase                                                       3,051,236         $29,258,420    10,049,357      $109,181,175
 ................................................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                                          123,608          $2,103,552     1,663,813       $30,691,597
Shares issued in connection with reinvestment of distributions     4,223,539          75,056,782     6,281,033       115,445,376
 ................................................................................................................................
                                                                   4,347,147          77,160,334     7,944,846       146,136,973
Shares repurchased                                                (3,373,632)        (62,415,944)   (5,049,801)      (83,976,270)
 ................................................................................................................................
Net increase                                                         973,515         $14,744,390     2,895,045       $62,160,703
 ................................................................................................................................
Putnam VT Global Growth Fund
Shares sold                                                        2,840,620         $56,849,495     5,476,202      $101,077,420
Shares issued in connection with reinvestment of distributions     9,423,258         179,324,602    15,013,640       270,695,929
 ................................................................................................................................
                                                                  12,263,878         236,174,097    20,489,842       371,773,349
Shares repurchased                                                (5,362,624)       (106,841,885)  (10,353,865)     (185,434,709)
 ................................................................................................................................
Net increase                                                       6,901,254        $129,332,212    10,135,977      $186,338,640
 ................................................................................................................................
Putnam VT Growth and Income Fund
Shares sold                                                        3,653,378        $105,464,541    20,985,496      $581,667,698
Shares issued in connection with reinvestment of distributions    31,047,267         840,138,933    40,815,316     1,128,875,141
 ................................................................................................................................
                                                                  34,700,645         945,603,474    61,800,812     1,710,542,839
Shares repurchased                                                (8,948,032)       (257,998,177)  (10,426,008)     (265,941,519)
 ................................................................................................................................
Net increase                                                      25,752,613        $687,605,297    51,374,804    $1,444,601,320
 ................................................................................................................................
Putnam VT High Yield Fund
Shares sold                                                        5,669,190         $65,031,911    18,556,404      $235,392,170
Shares issued in connection with reinvestment of distributions    10,147,537         109,086,026     7,489,969        97,294,708
 ................................................................................................................................
                                                                  15,816,727         174,117,937    26,046,373       332,686,878
Shares repurchased                                                (9,894,604)       (112,608,710)  (13,073,429)     (164,448,561)
 ................................................................................................................................
Net increase                                                       5,922,123         $61,509,227    12,972,944      $168,238,317
 ................................................................................................................................
Putnam VT Income Fund
Shares sold                                                        5,124,909         $68,515,895    17,955,653      $240,755,061
Shares issued in connection with reinvestment of distributions     5,595,010          71,112,554     3,409,652        43,984,534
 ................................................................................................................................
                                                                  10,719,919         139,628,449    21,365,305       284,739,595
Shares repurchased                                                (2,523,242)        (32,841,632)   (7,327,772)      (97,430,466)
 ................................................................................................................................
Net increase                                                       8,196,677        $106,786,817    14,037,533      $187,309,129
 ................................................................................................................................
Putnam VT International Growth Fund
Shares sold                                                        9,522,993        $136,690,539    21,731,822      $278,376,472
Shares issued in connection with reinvestment of distributions            --                  --        77,443         1,035,088
 ................................................................................................................................
                                                                   9,522,993         136,690,539    21,809,265       279,411,560
Shares repurchased                                                (7,089,923)       (101,487,495)  (11,524,363)     (145,094,826)
 ................................................................................................................................
Net increase                                                       2,433,070         $35,203,044    10,284,902      $134,316,734
 ................................................................................................................................
Putnam VT International Growth and Income Fund
Shares sold                                                       14,188,743        $183,575,854    21,724,405      $270,979,799
Shares issued in connection with reinvestment of distributions            --                  --     1,155,897        13,858,891
 ................................................................................................................................
                                                                  14,188,743         183,575,854    22,880,302       284,838,690
Shares repurchased                                               (13,341,042)       (172,427,808)  (15,879,232)     (196,633,807)
 ................................................................................................................................
Net increase                                                         847,701         $11,148,046     7,001,070       $88,204,883
 ................................................................................................................................
Putnam VT International New Opportunities Fund
Shares sold                                                       10,421,618        $129,253,850    12,231,470      $132,101,452
Shares issued in connection with reinvestment of distributions         4,699              57,846        20,301           235,886
 ................................................................................................................................
                                                                  10,426,317         129,311,696    12,251,771       132,337,338
Shares repurchased                                               (10,282,498)       (127,563,552)  (11,210,273)     (121,386,304)
 ................................................................................................................................
Net increase                                                         143,819          $1,748,144     1,041,498       $10,951,034
 ................................................................................................................................
Putnam VT Money Market Fund*
Shares sold                                                               --        $858,171,597            --    $1,326,313,560
Shares issued in connection with reinvestment of distributions            --          14,788,406            --        25,507,476
 ................................................................................................................................
                                                                          --         872,960,003            --     1,351,821,036
Shares repurchased                                                        --        (795,731,214)           --    (1,162,240,098)
 ................................................................................................................................
Net increase                                                              --         $77,228,789            --      $189,580,938
 ................................................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                                       11,899,153        $320,948,050    27,436,458      $623,952,044
Shares issued in connection with reinvestment of distributions     1,894,687          51,876,522     1,675,396        40,377,073
 ................................................................................................................................
                                                                  13,793,840         372,824,572    29,111,854       664,329,117
Shares repurchased                                                (8,108,158)       (218,101,983)  (13,491,638)     (296,850,106)
 ................................................................................................................................
Net increase                                                       5,685,682        $154,722,589    15,620,216      $367,479,011
 ................................................................................................................................
Putnam VT New Value Fund
Shares sold                                                        2,132,360         $28,300,128     4,966,193       $58,040,751
Shares issued in connection with reinvestment of distributions       346,721           4,313,207       749,867         8,994,613
 ................................................................................................................................
                                                                   2,479,081          32,613,335     5,716,060        67,035,364
Shares repurchased                                                (1,591,821)        (19,957,103)   (1,068,232)      (11,996,883)
 ................................................................................................................................
Net increase                                                         887,260         $12,656,232     4,647,828       $55,038,481
 ................................................................................................................................
Putnam VT Utilities Growth and Income Fund
Shares sold                                                        1,635,165         $27,489,600     7,091,793      $119,907,018
Shares issued in connection with reinvestment of distributions     3,590,592          57,559,773     4,068,620        68,230,944
 ................................................................................................................................
                                                                   5,225,757          85,049,373    11,160,413       188,137,962
Shares repurchased                                                (2,356,993)        (40,072,402)   (3,313,634)      (55,299,872)
 ................................................................................................................................
Net increase                                                       2,868,764         $44,976,971     7,846,779      $132,838,090
 ................................................................................................................................
Putnam VT Vista Fund
Shares sold                                                        2,239,426         $34,588,794     8,782,307      $117,572,026
Shares issued in connection with reinvestment of distributions            --                  --            --                --
 ................................................................................................................................
                                                                   2,239,426          34,588,794     8,782,307       117,572,026
Shares repurchased                                                  (798,735)        (12,161,747)   (1,468,312)      (18,868,164)
 ................................................................................................................................
Net increase                                                       1,440,691         $22,427,047     7,313,995       $98,703,862
 ................................................................................................................................
Putnam VT Voyager Fund
Shares sold                                                        3,850,712        $177,914,031    11,171,124      $472,514,985
Shares issued in connection with reinvestment of distributions    11,992,310         532,938,727     7,074,700       299,542,818
 ................................................................................................................................
                                                                  15,843,022         710,852,758    18,245,824       772,057,803
Shares repurchased                                                (3,681,448)       (169,366,651)   (7,792,260)     (317,254,923)
 ................................................................................................................................
Net increase                                                      12,161,574        $541,486,107    10,453,564      $454,802,880
 ................................................................................................................................


                                                                                                           For the period
                                                                            For the                        April 30, 1998
                                                                       six months ended             (commencement of operations)
                                                                            June 30                        to December 31
--------------------------------------------------------------------------------------------------------------------------------
Class IA                                                                      1999                              1998
--------------------------------------------------------------------------------------------------------------------------------
                                                                    Shares               Amount       Shares            Amount
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
Shares sold                                                       10,893,879        $114,977,377    10,809,311      $106,347,285
Shares issued in connection with reinvestment of distributions        24,232             251,289        88,215           909,452
 ................................................................................................................................
                                                                  10,918,111         115,228,666    10,897,526       107,256,737
Shares repurchased                                                  (935,012)         (9,676,796)      (83,984)         (839,455)
 ................................................................................................................................
Net increase                                                       9,983,099        $105,551,870    10,813,542      $106,417,282
 ................................................................................................................................
Putnam VT Health Sciences Fund
Shares sold                                                        6,985,059         $73,010,452    12,220,083      $120,760,740
Shares issued in connection with reinvestment of distributions            --                  --        11,140           116,406
 ................................................................................................................................
                                                                   6,985,059          73,010,452    12,231,223       120,877,146
Shares repurchased                                                  (384,249)         (3,947,511)     (147,346)       (1,374,766)
 ................................................................................................................................
Net increase                                                       6,600,810         $69,062,941    12,083,877      $119,502,380
 ................................................................................................................................
Putnam VT Investors Fund
Shares sold                                                       22,552,209        $272,964,112    21,117,159      $215,592,502
Shares issued in connection with reinvestment of distributions            --                  --        26,323           292,030
 ................................................................................................................................
                                                                  22,552,209         272,964,112    21,143,482       215,884,532
Shares repurchased                                                  (327,101)         (3,912,089)     (452,016)       (4,380,042)
 ................................................................................................................................
Net increase                                                      22,225,108        $269,052,023    20,691,466      $211,504,490
 ................................................................................................................................
Putnam VT OTC & Emerging Growth Fund
Shares sold                                                        3,121,750         $33,957,959     3,246,140       $28,933,251
Shares issued in connection with reinvestment of distributions            --                  --         1,071            10,506
 ................................................................................................................................
                                                                   3,121,750          33,957,959     3,247,211        28,943,757
Shares repurchased                                                (1,666,045)        (17,704,234)     (665,964)       (5,915,549)
 ................................................................................................................................
Net increase                                                       1,455,705         $16,253,725     2,581,247       $23,028,208
 ................................................................................................................................


                                                                                                           For the period
                                                                            For the                      September 30, 1998
                                                                       six months ended             (commencement of operations)
                                                                             June 30                       to December 31
--------------------------------------------------------------------------------------------------------------------------------
Class IA                                                                      1999                              1998
--------------------------------------------------------------------------------------------------------------------------------
                                                                    Shares               Amount       Shares            Amount
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
Shares sold                                                        4,357,624         $54,735,269     1,730,005       $18,765,825
Shares issued in connection with reinvestment of distributions        28,015             347,942         2,596            33,716
 ................................................................................................................................
                                                                   4,385,639          55,083,211     1,732,601        18,799,541
Shares repurchased                                                  (654,752)         (8,025,073)      (35,497)         (388,854)
 ................................................................................................................................
Net increase                                                       3,730,887         $47,058,138     1,697,104       $18,410,687
 ................................................................................................................................


                                                                        For the period
                                                                        April 30, 1999
                                                                 (commencement of operations)
                                                                          to June 30
--------------------------------------------------------------------------------------------------------------------------------
Class IA                                                                      1999
--------------------------------------------------------------------------------------------------------------------------------
                                                                    Shares               Amount
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
Shares sold                                                          380,659          $3,980,347
Shares issued in connection with reinvestment of distributions            --                  --
 ................................................................................................................................
                                                                     380,659           3,980,347
Shares repurchased                                                   (34,315)           (358,287)
 ................................................................................................................................
Net increase                                                         346,344          $3,622,060
 ................................................................................................................................


                                                                                                           For the period
                                                                            For the                        April 6, 1998
                                                                       six months ended             (commencement of operations)
                                                                            June 30                        to December 31
--------------------------------------------------------------------------------------------------------------------------------
Class IB                                                                      1999                              1998
--------------------------------------------------------------------------------------------------------------------------------
                                                                    Shares               Amount       Shares            Amount
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
Shares sold                                                          441,280          $4,438,234       195,858        $2,027,314
Shares issued in connection with reinvestment of distributions        25,386             248,525            --                --
 ................................................................................................................................
                                                                     466,666           4,686,759       195,858         2,027,314
Shares repurchased                                                   (27,520)           (286,908)       (8,374)          (87,075)
 ................................................................................................................................
Net increase                                                         439,146          $4,399,851       187,484        $1,940,239
 ................................................................................................................................
Putnam VT Growth and Income Fund
Shares sold                                                          914,602         $26,341,694       276,080        $7,428,789
Shares issued in connection with reinvestment of distributions        45,279           1,223,895            --                --
 ................................................................................................................................
                                                                     959,881          27,565,589       276,080         7,428,789
Shares repurchased                                                   (30,580)           (906,576)      (12,336)         (327,114)
 ................................................................................................................................
Net increase                                                         929,301         $26,659,013       263,744        $7,101,675
 ................................................................................................................................
Putnam VT International Growth and Income Fund
Shares sold                                                        1,175,028         $15,369,778       608,066        $7,391,930
Shares issued in connection with reinvestment of distributions            --                  --         3,639            49,934
 ................................................................................................................................
                                                                   1,175,028          15,369,778       611,705         7,441,864
Shares repurchased                                                  (980,821)        (12,817,649)     (536,080)       (6,527,805)
 ................................................................................................................................
Net increase                                                         194,207          $2,552,129        75,625          $914,059
 ................................................................................................................................


                                                                                                           For the period
                                                                            For the                        April 30, 1998
                                                                       six months ended             (commencement of operations)
                                                                            June 30                        to December 31
--------------------------------------------------------------------------------------------------------------------------------
Class IB                                                                      1999                              1998
--------------------------------------------------------------------------------------------------------------------------------
                                                                    Shares               Amount       Shares            Amount
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
Shares sold                                                          927,985          $9,031,241        53,802          $429,706
Shares issued in connection with reinvestment of distributions            --                  --            --                --
 ................................................................................................................................
                                                                     927,985           9,031,241        53,802           429,706
Shares repurchased                                                  (775,843)         (7,521,763)      (40,449)         (326,640)
 ................................................................................................................................
Net increase                                                         152,142          $1,509,478        13,353          $103,066
 ................................................................................................................................
Putnam VT The George Putnam Fund of Boston
Shares sold                                                          727,309          $7,702,185       199,620        $1,968,137
Shares issued in connection with reinvestment of distributions           660               6,847         1,515            15,315
 ................................................................................................................................
                                                                     727,969           7,709,032       201,135         1,983,452
Shares repurchased                                                   (29,384)           (311,063)      (14,094)         (134,745)
 ................................................................................................................................
Net increase                                                         698,585          $7,397,969       187,041        $1,848,707
 ................................................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                                           65,303          $1,201,136        96,750        $1,660,404
Shares issued in connection with reinvestment of distributions         7,463             142,294            --                --
 ................................................................................................................................
                                                                      72,766           1,343,430        96,750         1,660,404
Shares repurchased                                                    (8,273)           (153,415)      (27,146)         (454,064)
 ................................................................................................................................
Net increase                                                          64,493          $1,190,015        69,604        $1,206,340
 ................................................................................................................................
Putnam VT Global Growth Fund
Shares sold                                                          358,280          $7,039,442        42,380          $770,977
Shares issued in connection with reinvestment of distributions         9,961             189,448            --                --
 ................................................................................................................................
                                                                     368,241           7,228,890        42,380           770,977
Shares repurchased                                                  (139,925)         (2,745,673)       (1,774)          (32,038)
 ................................................................................................................................
Net increase                                                         228,316          $4,483,217        40,606          $738,939
 ................................................................................................................................
Putnam VT Health Sciences
Shares sold                                                          329,266          $3,347,914       212,762        $2,141,302
Shares issued in connection with reinvestment of distributions            --                  --           150             1,539
 ................................................................................................................................
                                                                     329,266           3,347,914       212,912         2,142,841
Shares repurchased                                                   (16,597)           (170,256)      (18,332)         (176,015)
 ................................................................................................................................
Net increase                                                         312,669          $3,177,658       194,580        $1,966,826
 ................................................................................................................................
Putnam VT High Yield Fund
Shares sold                                                          425,741          $4,856,219       171,952        $2,001,433
Shares issued in connection with reinvestment of distributions        40,106             431,138            --                --
 ................................................................................................................................
                                                                     465,847           5,287,357       171,952         2,001,433
Shares repurchased                                                   (66,804)           (768,247)      (14,766)         (172,340)
 ................................................................................................................................
Net increase                                                         399,043          $4,519,110       157,186        $1,829,093
 ................................................................................................................................
Putnam VT Income Fund
Shares sold                                                          337,394          $4,444,853       179,630        $2,436,861
Shares issued in connection with reinvestment of distributions        24,638             313,149            --                --
 ................................................................................................................................
                                                                     362,032           4,758,002       179,630         2,436,861
Shares repurchased                                                   (41,176)           (532,298)      (12,937)         (175,621)
 ................................................................................................................................
Net increase                                                         320,856          $4,225,704       166,693        $2,261,240
 ................................................................................................................................
Putnam VT International Growth Fund
Shares sold                                                          866,618         $11,565,886     5,852,161       $73,651,911
Shares issued in connection with reinvestment of distributions            --                  --         1,921            25,159
 ................................................................................................................................
                                                                     866,618          11,565,886     5,854,082        73,677,070
Shares repurchased                                                  (643,648)         (9,224,818)   (5,762,725)      (73,161,247)
 ................................................................................................................................
Net increase                                                         222,970          $2,341,068        91,357          $515,823
 ................................................................................................................................
Putnam VT International New Opportunities Fund
Shares sold                                                        1,298,173         $16,280,188       108,166        $1,152,171
Shares issued in connection with reinvestment of distributions             1                   9            --                --
 ................................................................................................................................
                                                                   1,298,174          16,280,197       108,166         1,152,171
Shares repurchased                                                (1,120,249)        (14,060,274)     (100,761)       (1,078,204)
 ................................................................................................................................
Net increase                                                         177,925          $2,219,923         7,405           $73,967
 ................................................................................................................................
Putnam VT Investors Fund
Shares sold                                                          989,353         $12,029,582       247,380        $2,485,702
Shares issued in connection with reinvestment of distributions            --                  --           235             2,577
 ................................................................................................................................
                                                                     989,353          12,029,582       247,615         2,488,279
Shares repurchased                                                    (7,582)            (92,554)      (22,691)         (222,226)
 ................................................................................................................................
Net increase                                                         981,771         $11,937,028       224,924        $2,266,053
 ................................................................................................................................
Putnam VT Money Market Fund*
Shares sold                                                               --         $53,653,529            --       $90,825,384
Shares issued in connection with reinvestment of distributions            --             167,679            --            74,893
 ................................................................................................................................
                                                                                      53,821,208                      90,900,277
Shares repurchased                                                        --         (58,670,968)           --       (77,712,330)
 ................................................................................................................................
Net increase (decrease)                                                   --         $(4,849,760)           --       $13,187,947
 ................................................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                                          174,004          $4,713,940        52,748        $1,135,739
Shares issued in connection with reinvestment of distributions         1,526              41,740            --                --
 ................................................................................................................................
                                                                     175,530           4,755,680        52,748         1,135,739
Shares repurchased                                                    (4,397)           (119,712)         (570)          (12,851)
 ................................................................................................................................
Net increase                                                         171,133          $4,635,968        52,178        $1,122,888
 ................................................................................................................................
Putnam VT New Value Fund
Shares sold                                                          154,352          $2,012,833        36,641          $419,909
Shares issued in connection with reinvestment of distributions         1,181              14,678           235             4,743
 ................................................................................................................................
                                                                     155,533           2,027,511        36,876           424,652
Shares repurchased                                                    (9,461)           (121,041)       (2,418)          (28,990)
 ................................................................................................................................
Net increase                                                         146,072          $1,906,470        34,458          $395,662
 ................................................................................................................................
Putnam VT OTC & Emerging Growth Fund
Shares sold                                                           97,815          $1,052,314        60,996          $517,701
Shares issued in connection with reinvestment of distributions            --                  --            10                91
 ................................................................................................................................
                                                                      97,815           1,052,314        61,006           517,792
Shares repurchased                                                   (16,203)           (175,354)       (7,468)          (55,731)
 ................................................................................................................................
Net increase                                                          81,612            $876,960        53,538          $462,061
 ................................................................................................................................
Putnam VT Utilities Growth and Income Fund
Shares sold                                                          148,313          $2,543,203       104,468        $1,806,219
Shares issued in connection with reinvestment of distributions        10,029             157,949            --                --
 ................................................................................................................................
                                                                     158,342           2,701,152       104,468         1,806,219
Shares repurchased                                                   (12,099)           (190,387)       (5,567)          (94,079)
 ................................................................................................................................
Net increase                                                         146,243          $2,510,765        98,901        $1,712,140
 ................................................................................................................................
Putnam VT Vista Fund
Shares sold                                                          140,320          $2,186,093        61,163          $755,629
Shares issued in connection with reinvestment of distributions            --                  --            --                --
 ................................................................................................................................
                                                                     140,320           2,186,093        61,163           755,629
Shares repurchased                                                    (9,033)           (141,226)       (3,353)          (43,525)
 ................................................................................................................................
Net increase                                                         131,287          $2,044,867        57,810          $712,104
 ................................................................................................................................
Putnam VT Voyager Fund
Shares sold                                                          372,256         $17,186,419        98,970        $3,926,028
Shares issued in connection with reinvestment of distributions        17,893             794,492            --                --
 ................................................................................................................................
                                                                     390,149          17,980,911        98,970         3,926,028
Shares repurchased                                                    (8,414)           (395,429)       (4,411)         (167,486)
 ................................................................................................................................
Net increase                                                         381,735         $17,585,482        94,559        $3,758,542
 ................................................................................................................................


                                                                                                           For the period
                                                                            For the                     September 30, 1998
                                                                       six months ended             (commencement of operations)
                                                                            June 30                        to December 31
--------------------------------------------------------------------------------------------------------------------------------
Class IB                                                                      1999                              1998
--------------------------------------------------------------------------------------------------------------------------------
                                                                    Shares               Amount       Shares            Amount
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
Shares sold                                                          203,008          $2,572,310        21,319          $229,977
Shares issued in connection with reinvestment of distributions           553               6,869            23               263
 ................................................................................................................................
                                                                     203,561           2,579,179        21,342           230,240
Shares repurchased                                                   (14,512)           (182,394)          (32)             (361)
 ................................................................................................................................
Net increase                                                         189,049          $2,396,785        21,310          $229,879
 ................................................................................................................................


                                                                        For the period
                                                                        April 30, 1998
                                                                 (commencement of operations)
                                                                        to December 31
--------------------------------------------------------------------------------------------------------------------------------
Class IB                                                                     1999
--------------------------------------------------------------------------------------------------------------------------------
                                                                    Shares               Amount
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
Shares sold                                                           38,640            $407,252
Shares issued in connection with reinvestment of distributions            --                  --
 ................................................................................................................................
                                                                      38,640             407,252
Shares repurchased                                                       (15)               (159)
 ................................................................................................................................
Net increase                                                          38,625            $407,093
 ................................................................................................................................

*Putnam VT Money Market Fund transactions were at a constant net asset value of $1.00 per share.






NOTE 5
INITIAL CAPITALIZATION AND OFFERING OF SHARES

The following was established as a series of Putnam Variable Trust, Massachusetts business trusts on April 29, 1999. During the period April 29, 1999 to April 30, 1999, the following fund had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for the fund.

Fund name                                                      Capital contribution                    Shares issued
--------------------------------------------------------------------------------------------------------------------------------
Class IA
Putnam VT Small Cap Value Fund                                      $999,000                            99,900

Class IB
Putnam VT Small Cap Value Fund                                        $1,000                               100

The following were established as a series of Putnam Variable Trust, Massachusetts business trusts on April 29, 1998. During the period April 29, 1998 to April 30, 1998, the following funds had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for each fund.

Fund name                                                      Capital contribution                    Shares issued
--------------------------------------------------------------------------------------------------------------------------------
Class IA
Putnam VT The George Putnam Fund of Boston                        $2,000,000                           200,000
Putnam VT Health Sciences Fund                                     2,000,000                           200,000
Putnam VT Investors Fund                                           2,000,000                           200,000
Putnam VT OTC & Emerging Growth Fund                               2,000,000                           200,000

Class IB
Putnam VT The George Putnam Fund of Boston                            $1,000                               100
Putnam VT Health Sciences Fund                                         1,000                               100
Putnam VT Investors Fund                                               1,000                               100
Putnam VT OTC & Emerging Growth Fund                                   1,000                               100

The following was established as a series of Putnam Variable Trust, Massachusetts business trusts on September 29, 1998. During the period September 29, 1998 to September 30, 1998, the following fund had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for the fund.

Fund name                                                      Capital contribution                    Shares issued
--------------------------------------------------------------------------------------------------------------------------------
Class IA
Putnam VT Research Fund                                           $1,999,000                           199,900

Class IB
Putnam VT Research Fund                                               $1,000                               100



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Putnam
Variable
Trust

FUND INFORMATION

Investment Manager

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA  02109

Marketing Services

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA  02109

Investor Servicing Agent

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI  02940-1203
1-800-225-1581

Custodian

Putnam Fiduciary Trust Company

Legal counsel

Ropes & Gray

Trustees

George Putnam, Chairman,
William F. Pounds, Vice Chairman,
Jameson Adkins Baxter, Hans H. Estin,
John A. Hill, Ronald J. Jackson, Paul L. Joskow,
Elizabeth T. Kennan, Lawrence J. Lasser,
John H. Mullin III, Robert E. Patterson,
George Putnam, III, A.J.C. Smith,
W. Thomas Stephens, W. Nicholas Thorndike

53979  8/99

PUTNAM INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.